Selectively Hedged Global Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	9,403,760	$211,302,493
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	10,310,486	130,840,067
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	3,534,273	72,028,480
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $342,503,851)^^		$414,171,040
As of July 31, 2019, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	18,823,847	GBP	14,866,173	Citibank, N.A.	08/01/19	$745,099
USD	3,344,317	SEK	31,085,997	Bank of America Corp.	08/02/19	126,721
USD	7,454,419	CAD	9,755,815	State Street Bank and Trust	08/02/19	62,386
USD	7,842,923	CHF	7,709,193	Bank of America Corp.	08/02/19	91,484
USD	27,667,502	JPY	2,974,702,774	Citibank, N.A.	08/02/19	323,971
USD	1,128,979	NOK	9,738,959	UBS AG	08/07/19	29,201
USD	4,348,199	HKD	34,000,000	UBS AG	08/13/19	4,191
USD	4,381,773	HKD	34,262,698	UBS AG	08/13/19	4,202
USD	4,476,021	HKD	35,000,000	UBS AG	08/13/19	4,248
USD	7,964,552	AUD	11,315,968	Bank of America Corp.	08/15/19	222,294
USD	33,338,277	EUR	29,651,082	Citibank, N.A.	08/19/19	470,070
USD	547,669	NZD	808,981	Bank of America Corp.	08/21/19	16,275
USD	1,974,922	DKK	13,192,891	Bank of America Corp.	08/26/19	15,182
USD	3,178,350	SEK	30,334,722	Bank of America Corp.	09/03/19	30,981
USD	7,559,551	CAD	9,922,651	Bank of America Corp.	09/03/19	36,406
USD	7,855,220	CHF	7,735,168	State Street Bank and Trust	09/27/19	39,102
USD	18,331,555	GBP	15,011,112	Bank of America Corp.	09/27/19	26,042
USD	27,603,506	JPY	2,986,497,881	Australia and New Zealand Banking Group Ltd.	09/30/19	28,433
Total Appreciation						$2,276,288
CAD	9,755,815	USD	7,427,934	Bank of America Corp.	08/02/19	$(35,901)
CHF	7,709,193	USD	7,788,795	State Street Bank and Trust	08/02/19	(37,356)
GBP	14,866,173	USD	18,105,215	Bank of America Corp.	08/01/19	(26,466)
HKD	33,000,000	USD	4,227,704	Barclays Capital	09/13/19	(10,491)
HKD	32,972,665	USD	4,224,191	Barclays Capital	09/13/19	(10,471)
HKD	32,500,000	USD	4,163,648	Barclays Capital	09/13/19	(10,332)
JPY	2,974,702,774	USD	27,379,521	Australia and New Zealand Banking Group Ltd.	08/02/19	(35,989)
SEK	31,085,997	USD	3,249,325	Bank of America Corp.	08/02/19	(31,729)
USD	859,064	ILS	3,043,719	Bank of America Corp.	08/09/19	(8,099)
USD	1,202,961	SGD	1,656,199	Citibank, N.A.	08/30/19	(2,803)
USD	12,582,160	HKD	98,472,665	Citibank, N.A.	09/13/19	(2,090)
Total (Depreciation)						$(211,727)
Total Appreciation (Depreciation)						$2,064,561

Selectively Hedged Global Equity Portfolio
CONTINUED
As of July 31, 2019, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	41	09/20/19	$5,936,635	$6,113,715	$177,080
Total Futures Contracts			$5,936,635	$6,113,715	$177,080
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$414,171,040	—	—	$414,171,040
Forward Currency Contracts**	—	$2,064,561	—	2,064,561
Futures Contracts**	177,080	—	—	177,080
TOTAL	$414,348,120	$2,064,561	—	$416,412,681
** Valued at the unrealized appreciation/(depreciation) on the investment.

Emerging Markets Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$5,802,318,013
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$5,802,318,013
Summary of the Portfolio's Master Fund's investments as of July 31, 2019, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Small Cap Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$6,667,650,449
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$6,667,650,449
Summary of the Portfolio's Master Fund's investments as of July 31, 2019, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund	$17,514,537,059
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$17,514,537,059
Summary of the Portfolio's Master Fund's investments as of July 31, 2019, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
		Shares	Value»
COMMON STOCKS — (94.7%)
BELGIUM — (0.0%)
*	Titan Cement International SA	244,035	$5,132,790
BRAZIL — (8.0%)
	AES Tiete Energia SA	2,255,458	7,558,874
	AES Tiete Energia SA	681	521
	Aliansce Shopping Centers SA	1,075,111	7,941,457
	Alliar Medicos A Frente SA	256,519	994,122
	Alupar Investimento SA	1,230,146	8,545,121
	Ambev SA, ADR	16,187,015	85,305,569
	Ambev SA	1,591,620	8,395,276
	Anima Holding SA	306,759	1,729,782
	Arezzo Industria e Comercio SA	545,880	7,207,644
	Atacadao S.A.	501,505	3,076,299
#*	Azul SA, ADR	490,810	19,975,967
	B3 SA - Brasil Bolsa Balcao	5,891,987	65,136,303
	Banco Bradesco SA, ADR	12,110,773	109,481,390
	Banco Bradesco SA	5,482,795	44,694,473
	Banco BTG Pactual SA	295,735	4,630,897
	Banco do Brasil SA	4,147,023	53,484,736
	Banco Santander Brasil SA	1,077,149	12,094,235
	BB Seguridade Participacoes SA	3,719,861	31,629,565
	BR Malls Participacoes SA	7,330,550	28,831,621
*	BR Properties SA	671,394	1,766,294
*	Brasil Brokers Participacoes SA	26,501	44,233
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	263,703	1,153,249
*	Braskem SA, Sponsored ADR	559,977	9,928,952
*	BRF SA	2,442,346	21,381,367
	Camil Alimentos S.A.	310,466	601,188
	CCR SA	10,874,056	42,597,544
	Centrais Eletricas Brasileiras SA	1,215,800	12,548,734
#	Cia Brasileira de Distribuicao	150,971	3,677,654
	Cia de Locacao das Americas	239,914	3,143,239
	Cia de Saneamento Basico do Estado de Sao Paulo	1,492,504	20,883,754
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	772,983	10,752,194
	Cia de Saneamento de Minas Gerais-COPASA	687,058	12,134,031
	Cia de Saneamento do Parana	318,380	7,141,202
	Cia de Saneamento do Parana	17,600	99,844
#	Cia Energetica de Minas Gerais, Sponsored ADR	769,810	2,817,507
	Cia Energetica de Minas Gerais	981,139	4,375,643
	Cia Hering	923,876	7,746,677
	Cia Paranaense de Energia, Sponsored ADR	283,710	3,662,696
	Cia Paranaense de Energia	186,823	2,361,508
	Cia Siderurgica Nacional SA, Sponsored ADR	3,613,990	15,431,737
	Cia Siderurgica Nacional SA	4,805,090	20,812,593
	Cielo SA	5,833,219	11,066,203
	Construtora Tenda SA	1,120,990	7,443,208
*	Cosan Logistica SA	1,426,089	6,980,320
	Cosan SA	1,286,850	17,156,426
	CSU Cardsystem SA	296,198	499,051
	CVC Brasil Operadora e Agencia de Viagens SA	1,242,760	16,565,357
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,780,706	24,172,109
	Cyrela Commercial Properties SA Empreendimentos e Participacoes	15,734	57,719
	Dimed SA Distribuidora da Medicamentos	1,500	151,716
	Direcional Engenharia SA	1,436,826	4,740,037
	Duratex SA	3,887,255	12,803,541

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	EcoRodovias Infraestrutura e Logistica SA	2,557,343	$7,893,799
	EDP - Energias do Brasil SA	3,748,492	18,947,007
	Embraer SA, Sponsored ADR	1,389,409	28,066,062
	Enauta Participacoes SA	1,184,057	4,110,932
	Energisa SA	1,219,400	15,784,286
*	Eneva SA	279,900	1,898,100
	Engie Brasil Energia SA	1,412,761	17,868,899
	Equatorial Energia SA	1,983,883	49,124,672
*	Even Construtora e Incorporadora SA	2,267,719	5,823,273
	Ez Tec Empreendimentos e Participacoes SA	884,955	7,617,427
	Fleury SA	1,995,788	12,200,593
	Fras-Le SA	128,600	160,061
*	Gafisa SA	189,389	320,085
	Gafisa SA, ADR	103,158	345,578
#	Gerdau SA, Sponsored ADR	4,354,272	15,501,208
	Gerdau SA	702,671	2,178,154
#	Gol Linhas Aereas Inteligentes SA, ADR	320,559	6,885,618
	Grendene SA	1,386,884	2,761,885
	Guararapes Confeccoes SA	807,228	4,122,492
	Hapvida Participacoes e Investimentos S.A.	123,900	1,357,061
*	Helbor Empreendimentos SA	2,906,629	1,690,808
	Hypera SA	1,404,218	11,104,668
	Industrias Romi SA	146,635	564,047
	Instituto Hermes Pardini SA	242,660	1,248,160
	International Meal Co. Alimentacao SA, Class A	1,420,076	3,523,817
	Iochpe-Maxion SA	1,511,393	8,645,357
	IRB Brasil Resseguros S/A	238,000	5,924,509
	Itau Unibanco Holding SA, ADR	343,755	3,145,358
	Itau Unibanco Holding SA	1,813,759	14,210,278
	JBS SA	10,618,575	69,281,517
	JHSF Participacoes SA	1,810,270	1,812,001
	JSL SA	724,246	3,226,167
	Kepler Weber SA	179,504	971,283
	Klabin SA	2,937,107	12,344,569
	Kroton Educacional SA	10,939,008	36,001,399
	Light SA	1,893,788	9,602,054
	Localiza Rent a Car SA	3,829,290	44,149,190
	LOG Commercial Properties e Participacoes SA	270,979	1,670,741
	Lojas Americanas SA	492,890	1,806,841
	Lojas Renner SA	5,750,796	71,516,705
	M Dias Branco SA	25,907	265,631
	Magazine Luiza SA	544,868	37,651,837
	Mahle-Metal Leve SA	581,123	3,750,458
	Marcopolo SA	595,100	545,770
*	Marisa Lojas SA	703,918	1,560,430
*	Mills Estruturas e Servicos de Engenharia SA	1,600,406	2,914,518
	Movida Participacoes SA	405,498	1,586,355
	MRV Engenharia e Participacoes SA	3,948,097	20,980,101
	Natura Cosmeticos SA	1,881,000	30,149,428
	Odontoprev SA	2,842,396	13,033,904
*	Omega Geracao SA	21,000	151,323
*	Paranapanema SA	144,619	871,199
*	Petro Rio SA	758,080	3,496,065
	Petroleo Brasileiro SA, Sponsored ADR	4,065,689	55,781,253
#	Petroleo Brasileiro SA, Sponsored ADR	1,709,461	25,727,388
	Petroleo Brasileiro SA	19,377,356	146,180,010
	Porto Seguro SA	1,218,353	16,632,697
	Portobello SA	1,699,834	1,817,266
*	Profarma Distribuidora de Produtos Farmaceuticos SA	178,775	207,521

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Qualicorp Consultoria e Corretora de Seguros SA	3,039,374	$17,696,199
	Raia Drogasil SA	1,654,572	35,988,843
	Restoque Comercio e Confeccoes de Roupas SA	106,909	577,077
*	Rumo SA	5,443,675	31,266,880
	Santos Brasil Participacoes SA	2,548,592	3,526,030
	Sao Carlos Empreendimentos e Participacoes SA	21,500	190,361
	Sao Martinho SA	2,176,916	11,528,155
	Ser Educacional SA	675,706	4,663,644
	SLC Agricola SA	1,485,796	7,023,402
	Smiles Fidelidade SA	685,161	7,078,989
	Sonae Sierra Brasil SA	229,480	2,134,040
*	Springs Global Participacoes SA	75,671	267,679
	Sul America SA	3,610,522	39,753,727
	Suzano SA	4,021,167	32,316,007
#*	Suzano SA, Sponsored ADR	118,993	1,896,741
	T4F Entretenimento SA	361,892	539,564
*	Technos SA	213,216	145,260
*	Tecnisa SA	4,215,919	1,369,827
	Tegma Gestao Logistica SA	389,052	3,224,472
	Telefonica Brasil SA, ADR	592,017	8,075,112
*	Terra Santa Agro SA	8,800	36,087
#	TIM Participacoes SA, ADR	309,336	4,937,003
	TIM Participacoes SA	3,318,337	10,625,356
	TOTVS SA	410,398	5,215,533
	Transmissora Alianca de Energia Eletrica SA	2,327,347	16,965,633
	Trisul SA	74,700	159,525
	Tupy SA	720,373	3,626,073
	Ultrapar Participacoes SA	2,717,200	14,161,465
	Ultrapar Participacoes SA, Sponsored ADR	203,290	1,059,141
	Usinas Siderurgicas de Minas Gerais SA	276,144	724,305
	Vale SA, Sponsored ADR	2,810,743	36,511,553
	Vale SA	20,059,490	261,811,209
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	1,026,449	4,090,896
*	Via Varejo SA	5,339,230	10,800,596
*	Vulcabras Azaleia SA	952,290	1,771,656
	WEG SA	1,384,640	8,642,322
	Wiz Solucoes e Corretagem de Seguros SA	705,190	2,198,897
	YDUQS Part	2,834,245	25,473,189
TOTAL BRAZIL			2,294,193,642
CHILE — (1.2%)
	AES Gener SA	16,599,823	4,161,421
	Aguas Andinas SA, Class A	21,192,374	11,861,757
	Banco de Chile	14,742,399	2,114,987
#	Banco de Chile, ADR	316,377	9,092,678
	Banco de Credito e Inversiones SA	206,068	12,981,715
	Banco Santander Chile, ADR	777,016	22,525,693
	Besalco SA	2,753,662	2,366,378
	CAP SA	1,232,575	12,640,453
	Cementos BIO BIO SA	180,149	237,976
	Cencosud SA	6,968,761	13,759,050
	Cia Cervecerias Unidas SA	339,280	4,756,566
#	Cia Cervecerias Unidas SA, Sponsored ADR	402,910	11,265,364
	Cia Pesquera Camanchaca SA	49,415	4,542
*	Cia Sud Americana de Vapores SA	192,975,782	6,496,347
	Clinica Las Condes SA	849	45,796
	Colbun SA	38,654,666	7,258,577
	Cristalerias de Chile SA	59,157	454,709

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Embotelladora Andina SA, ADR, Class B	69,763	$1,471,999
*	Empresa Nacional de Telecomunicaciones SA	1,251,928	11,469,835
	Empresas CMPC SA	5,374,979	12,604,973
	Empresas COPEC SA	1,213,770	11,137,482
	Empresas Hites SA	1,284,893	885,170
*	Empresas La Polar SA	11,864,620	463,283
	Enel Americas SA, ADR	3,089,720	25,490,187
	Enel Americas SA	109,926,251	18,137,445
	Enel Chile SA, ADR	2,417,197	11,119,106
	Enel Chile SA	51,882,835	4,702,519
	Engie Energia Chile SA	5,013,735	8,830,822
*	Enjoy SA	1,885,576	111,150
	Forus SA	588,564	1,295,816
	Grupo Security SA	2,472,165	924,057
	Hortifrut SA	18,414	47,159
	Instituto de Diagnostico SA	4,394	13,294
	Inversiones Aguas Metropolitanas SA	5,095,067	7,439,797
	Inversiones La Construccion SA	298,041	4,677,959
	Itau CorpBanca	997,868,314	7,738,984
	Itau CorpBanca	72,474	860,991
#	Latam Airlines Group SA, Sponsored ADR	1,677,961	16,141,985
	Latam Airlines Group SA	99,166	945,156
*	Masisa SA	15,805,533	950,781
	Molibdenos y Metales SA	84,984	1,020,185
	Multiexport Foods SA	3,782,251	1,947,469
	Parque Arauco SA	5,019,594	13,675,251
	PAZ Corp. SA	1,378,694	1,842,789
	Ripley Corp. SA	8,158,066	6,019,922
	SACI Falabella	2,268,911	14,019,251
	Salfacorp SA	2,439,445	2,675,016
	Sigdo Koppers SA	1,838,995	3,212,948
	SMU SA	713,433	182,904
	Sociedad Matriz SAAM SA	26,617,230	2,419,697
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	341,596	10,073,666
	Socovesa SA	1,574,885	772,326
	SONDA SA	3,886,113	5,133,534
	Vina Concha y Toro SA	2,997,177	6,024,027
TOTAL CHILE			338,502,944
CHINA — (16.9%)
*	21Vianet Group, Inc., ADR	328,764	2,419,703
	361 Degrees International, Ltd.	5,351,000	961,179
	3SBio, Inc.	2,642,500	4,462,584
#*	500.com, Ltd., ADR, Class A	114,481	1,278,753
#*	51job, Inc., ADR	59,813	4,638,498
*	58.com, Inc., ADR	170,171	9,594,241
*	A8 New Media Group, Ltd.	4,274,000	106,575
	AAC Technologies Holdings, Inc.	3,808,000	20,462,446
	Agile Group Holdings, Ltd.	12,396,465	15,932,731
	Agricultural Bank of China, Ltd., Class H	71,233,460	28,833,547
	Air China, Ltd., Class H	10,246,000	9,950,213
	Ajisen China Holdings, Ltd.	2,969,000	1,273,991
	AKM Industrial Co., Ltd.	240,000	33,181
*	Alibaba Group Holding, Ltd., Sponsored ADR	1,346,583	233,106,983
*	Alibaba Health Information Technology, Ltd.	2,476,000	2,224,374
*	Alibaba Pictures Group, Ltd.	36,000,000	7,274,638
#*	Aluminum Corp. of China, Ltd., ADR	225,375	1,814,269
*	Aluminum Corp. of China, Ltd., Class H	16,904,000	5,520,035
	AMVIG Holdings, Ltd.	1,688,000	397,577

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Angang Steel Co., Ltd., Class H	9,219,908	$3,497,178
	Anhui Conch Cement Co., Ltd., Class H	6,352,000	36,677,954
	Anhui Expressway Co., Ltd., Class H	2,416,000	1,467,852
	ANTA Sports Products, Ltd.	4,603,000	34,361,087
#	Anton Oilfield Services Group	15,710,000	1,803,619
*	Aowei Holdings, Ltd.	187,000	43,222
	APT Satellite Holdings, Ltd.	92,000	35,853
*	Art Group Holdings, Ltd.	455,000	19,840
	Asia Cement China Holdings Corp.	3,820,500	5,253,942
#*	Asia Television Holdings, Ltd.	2,090,000	13,287
*	Asian Citrus Holdings, Ltd.	3,478,000	49,983
#	Ausnutria Dairy Corp., Ltd.	1,682,000	3,035,387
#	AVIC International Holding HK, Ltd.	16,594,207	391,529
#	AVIC International Holdings, Ltd., Class H	1,756,000	1,084,669
	AviChina Industry & Technology Co., Ltd., Class H	11,623,212	6,238,816
	BAIC Motor Corp., Ltd., Class H	12,320,500	7,783,856
*	Baidu, Inc., Sponsored ADR	360,469	40,264,387
	BAIOO Family Interactive, Ltd.	4,356,000	267,025
	Bank of China, Ltd., Class H	144,660,702	58,744,924
	Bank of Chongqing Co., Ltd., Class H	2,734,000	1,596,350
	Bank of Communications Co., Ltd., Class H	15,918,618	11,581,561
*	Baoye Group Co., Ltd., Class H	1,566,440	982,579
#*	Baozun, Inc., Sponsored ADR	132,569	6,576,748
	BBI Life Sciences Corp.	253,500	61,987
	BBMG Corp., Class H	12,985,404	3,778,141
	Beijing Capital International Airport Co., Ltd., Class H	9,038,000	7,121,116
#	Beijing Capital Land, Ltd., Class H	7,776,000	2,854,355
*	Beijing Enterprises Clean Energy Group, Ltd.	65,400,000	881,129
#*	Beijing Enterprises Environment Group, Ltd.	702,000	66,221
	Beijing Enterprises Holdings, Ltd.	2,150,528	10,499,333
#*	Beijing Enterprises Medical & Health Group, Ltd.	13,206,000	411,229
	Beijing Enterprises Water Group, Ltd.	20,918,469	11,010,351
#*	Beijing Gas Blue Sky Holdings, Ltd.	4,368,000	119,185
	Beijing Jingneng Clean Energy Co., Ltd., Class H	7,914,000	1,370,048
	Beijing North Star Co., Ltd.	5,914,000	2,217,003
#*	Beijing Properties Holdings, Ltd.	5,540,967	151,278
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	1,080,000	316,149
#	Best Pacific International Holdings, Ltd.	2,202,000	738,189
	BII Railway Transportation Technology Holdings Co., Ltd.	1,820,000	147,838
#*	Bitauto Holdings, Ltd., ADR	223,709	2,552,520
#	Bosideng International Holdings, Ltd.	16,942,157	5,844,791
#	Boyaa Interactive International, Ltd.	2,348,000	399,173
	Brilliance China Automotive Holdings, Ltd.	11,662,000	12,709,377
*	Brilliant Circle Holdings International, Ltd.	60,000	5,921
#	BYD Co., Ltd., Class H	2,909,300	18,179,139
	BYD Electronic International Co., Ltd.	5,923,722	9,251,157
	C C Land Holdings, Ltd.	13,761,530	3,157,725
#*	C.banner International Holdings, Ltd.	3,093,000	134,196
	Cabbeen Fashion, Ltd.	1,829,000	415,661
#	Canvest Environmental Protection Group Co., Ltd.	2,812,000	1,467,485
*	Capital Environment Holdings, Ltd.	3,860,000	101,830
*	CAR, Inc.	6,245,000	4,455,650
*	Carnival Group International Holdings, Ltd.	8,250,000	30,431
	Carrianna Group Holdings Co., Ltd.	2,236,877	239,191
*	CECEP COSTIN New Materials Group, Ltd.	2,583,000	37,121
	Central China Real Estate, Ltd.	5,692,074	2,663,180
#	Central China Securities Co., Ltd., Class H	3,306,000	698,357
*	Century Sunshine Group Holdings, Ltd.	12,975,000	346,107

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	CGN Meiya Power Holdings Co., Ltd.	8,568,000	$1,098,478
	CGN Power Co., Ltd., Class H	26,532,000	7,658,226
	Changshouhua Food Co., Ltd.	1,543,000	571,700
#	Changyou.com, Ltd., ADR	73,390	579,047
#	Chaowei Power Holdings, Ltd.	5,266,000	1,975,153
*	Cheetah Mobile, Inc., ADR	176,754	576,218
*	Chiho Environmental Group, Ltd.	454,000	53,105
#	China Aerospace International Holdings, Ltd.	14,554,600	868,799
	China Agri-Industries Holdings, Ltd.	17,067,800	5,195,408
#	China Aircraft Leasing Group Holdings, Ltd.	1,312,000	1,414,397
	China All Access Holdings, Ltd.	3,800,000	132,911
*	China Animal Healthcare, Ltd.	1,485,000	71,137
#	China Animation Characters Co., Ltd.	2,698,000	738,065
#	China Aoyuan Group, Ltd.	9,454,000	12,645,671
	China BlueChemical, Ltd., Class H	14,629,122	4,010,852
#*	China Chengtong Development Group, Ltd.	546,000	15,824
	China Cinda Asset Management Co., Ltd., Class H	29,528,000	6,441,511
	China CITIC Bank Corp., Ltd., Class H	16,922,607	9,375,842
	China Coal Energy Co., Ltd., Class H	9,196,168	3,563,120
	China Common Rich Renewable Energy Investments, Ltd.	37,310,000	8,936,498
	China Communications Construction Co., Ltd., Class H	12,791,387	10,781,243
	China Communications Services Corp., Ltd., Class H	8,171,327	5,688,955
	China Conch Venture Holdings, Ltd.	3,572,500	12,293,230
	China Construction Bank Corp., Class H	226,157,302	173,627,786
	China Datang Corp. Renewable Power Co., Ltd., Class H	13,199,000	1,274,760
#*	China Dili Group	10,793,661	3,174,368
*	China Distance Education Holdings, Ltd., ADR	18,926	95,955
	China Dongxiang Group Co., Ltd.	21,519,888	2,655,079
#*	China Dynamics Holdings, Ltd.	7,940,000	99,264
*	China Eastern Airlines Corp., Ltd., Class H	8,106,000	4,453,696
#	China Electronics Huada Technology Co., Ltd.	2,942,000	265,662
	China Electronics Optics Valley Union Holding Co., Ltd.	4,356,000	321,045
*	China Energine International Holdings, Ltd.	2,588,000	51,883
#	China Energy Engineering Corp., Ltd., Class H	2,854,000	298,164
	China Everbright Bank Co., Ltd., Class H	6,920,000	3,112,042
	China Everbright Greentech Ltd.	97,000	61,158
	China Everbright International, Ltd.	11,788,777	10,381,312
	China Everbright, Ltd.	6,976,896	9,216,348
#	China Evergrande Group	15,835,000	41,805,290
	China Fiber Optic Network System Group, Ltd.	4,584,800	61,497
	China Financial Services Holdings, Ltd.	1,424,000	84,450
	China Foods, Ltd.	7,836,000	3,349,367
	China Galaxy Securities Co., Ltd., Class H	10,690,500	5,705,930
#	China Gas Holdings, Ltd.	7,434,000	30,802,662
*	China Glass Holdings, Ltd.	4,448,000	264,874
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	3,100,000	1,657,959
*	China Greenfresh Group Co., Ltd.	2,613,000	229,921
#*	China Greenland Broad Greenstate Group Co., Ltd.	5,504,000	345,267
	China Hanking Holdings, Ltd.	3,723,000	550,933
#	China Harmony New Energy Auto Holding, Ltd.	5,620,000	1,709,790
#*	China High Precision Automation Group, Ltd.	1,360,000	39,741
#	China High Speed Transmission Equipment Group Co., Ltd.	1,839,000	1,179,847
	China Hongqiao Group, Ltd.	7,359,500	5,387,395
	China Household Holdings, Ltd.	3,080,000	37,614
	China Huarong Asset Management Co., Ltd., Class H	60,302,000	10,166,339
*	China Huishan Dairy Holdings Co., Ltd.	1,990,720	29,245
*	China Huiyuan Juice Group, Ltd.	3,751,500	181,533
*	China Index Holdings, Ltd., ADR	23,280	67,047
	China International Capital Corp., Ltd., Class H	2,967,600	5,614,207

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China International Marine Containers Group Co., Ltd., Class H	2,202,860	$2,086,418
*	China ITS Holdings Co., Ltd.	553,096	13,676
	China Jinmao Holdings Group, Ltd.	16,820,976	10,837,849
	China Lesso Group Holdings, Ltd.	9,004,000	8,319,178
	China Life Insurance Co., Ltd., ADR	881,250	11,227,125
	China Life Insurance Co., Ltd., Class H	3,081,000	7,847,825
	China Lilang, Ltd.	2,984,000	2,639,895
#*	China Logistics Property Holdings Co., Ltd.	359,000	141,771
*	China Longevity Group Co., Ltd.	893,399	29,330
	China Longyuan Power Group Corp., Ltd., Class H	10,798,000	6,602,874
*	China LotSynergy Holdings Ltd.	766,000	26,273
	China Machinery Engineering Corp., Class H	5,402,000	2,308,528
#	China Maple Leaf Educational Systems, Ltd.	4,450,000	1,595,819
	China Medical System Holdings, Ltd.	8,356,800	7,971,548
#	China Meidong Auto Holdings, Ltd.	1,364,000	1,003,541
	China Mengniu Dairy Co., Ltd.	3,895,000	15,716,486
	China Merchants Bank Co., Ltd., Class H	12,120,646	60,044,454
	China Merchants Land, Ltd.	10,580,000	1,505,560
	China Merchants Port Holdings Co., Ltd.	5,318,958	8,802,690
	China Merchants Securities Co., Ltd., Class H	376,000	434,026
*	China Metal Resources Utilization, Ltd.	296,000	137,648
	China Minsheng Banking Corp., Ltd., Class H	14,447,460	9,951,546
#*	China Minsheng Financial Holding Corp., Ltd.	1,620,000	28,156
	China Mobile, Ltd.	13,173,000	112,028,115
	China Mobile, Ltd., Sponsored ADR	2,006,206	85,464,376
#*	China Modern Dairy Holdings, Ltd.	2,267,000	358,073
#	China Molybdenum Co., Ltd., Class H	15,621,000	4,442,746
	China National Building Material Co., Ltd., Class H	27,708,150	24,292,411
#	China New Town Development Co., Ltd.	6,821,177	155,793
*	China NT Pharma Group Co., Ltd.	3,938,500	395,023
*	China Nuclear Energy Technology Corp., Ltd.	818,000	37,498
	China Oil & Gas Group, Ltd.	29,200,000	1,334,147
	China Oilfield Services, Ltd., Class H	5,912,000	6,669,212
	China Oriental Group Co., Ltd.	9,594,000	4,258,939
	China Overseas Grand Oceans Group, Ltd.	11,497,500	6,017,513
	China Overseas Land & Investment, Ltd.	18,806,033	64,110,820
	China Overseas Property Holdings, Ltd.	11,396,344	5,762,946
	China Pacific Insurance Group Co., Ltd., Class H	5,973,465	25,479,684
	China Petroleum & Chemical Corp., ADR	211,889	13,596,904
	China Petroleum & Chemical Corp., Class H	94,156,400	60,449,379
*	China Pioneer Pharma Holdings, Ltd.	2,974,000	233,647
#	China Power Clean Energy Development Co., Ltd.	2,497,000	1,728,855
	China Power International Development, Ltd.	21,415,600	5,367,473
*	China Properties Group, Ltd.	2,545,000	327,974
	China Railway Construction Corp., Ltd., Class H	9,316,687	10,764,663
	China Railway Group, Ltd., Class H	10,990,000	7,694,789
#	China Railway Signal & Communication Corp., Ltd., Class H	4,159,000	2,776,600
*	China Rare Earth Holdings, Ltd.	8,554,399	516,621
	China Reinsurance Group Corp., Class H	6,779,000	1,191,432
	China Resources Beer Holdings Co., Ltd.	3,939,661	18,459,117
	China Resources Cement Holdings, Ltd.	13,676,946	12,499,338
#	China Resources Gas Group, Ltd.	4,140,000	20,954,987
	China Resources Land, Ltd.	13,684,610	58,479,898
	China Resources Medical Holdings Co., Ltd.	3,049,500	2,204,933
	China Resources Pharmaceutical Group, Ltd.	2,162,000	2,351,338
	China Resources Power Holdings Co., Ltd.	6,522,820	9,366,877
*	China Ruifeng Renewable Energy Holdings, Ltd.	4,172,000	233,907
*	China Rundong Auto Group, Ltd.	85,000	5,329
	China Sanjiang Fine Chemicals Co., Ltd.	4,977,000	1,073,615

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China SCE Group Holdings, Ltd.	18,565,400	$10,101,483
#*	China Shengmu Organic Milk, Ltd.	5,244,000	214,333
	China Shenhua Energy Co., Ltd., Class H	15,264,000	30,154,860
	China Shineway Pharmaceutical Group, Ltd.	1,887,000	1,573,798
#*	China Silver Group, Ltd.	7,074,000	662,650
	China Singyes Solar Technologies Holdings, Ltd.	1,222,805	154,644
	China South City Holdings, Ltd.	32,120,711	4,408,426
#	China Southern Airlines Co., Ltd., Sponsored ADR	41,944	1,358,147
	China Southern Airlines Co., Ltd., Class H	9,144,000	5,861,340
	China Starch Holdings, Ltd.	12,525,000	234,510
	China State Construction International Holdings, Ltd.	9,601,460	9,862,923
	China Sunshine Paper Holdings Co., Ltd.	1,914,500	287,708
	China Suntien Green Energy Corp., Ltd., Class H	8,964,000	2,271,504
	China Taiping Insurance Holdings Co., Ltd.	6,700,130	18,541,260
#	China Telecom Corp., Ltd., ADR	136,139	6,090,859
	China Telecom Corp., Ltd., Class H	18,830,000	8,398,745
#	China Tian Lun Gas Holdings, Ltd.	1,120,500	1,252,873
*	China Tianrui Group Cement Co., Ltd.	22,000	18,860
	China Traditional Chinese Medicine Holdings Co., Ltd.	10,642,000	4,859,164
	China Travel International Investment Hong Kong, Ltd.	15,711,892	2,888,161
	China Unicom Hong Kong, Ltd.	29,320,000	28,565,141
	China Unicom Hong Kong, Ltd., ADR	1,125,159	11,026,558
	China Vanke Co., Ltd., Class H	6,530,300	24,528,334
#	China Vast Industrial Urban Development Co., Ltd.	553,000	220,414
#	China Water Affairs Group, Ltd.	5,220,000	4,644,323
#*	China Water Industry Group, Ltd.	4,764,000	332,636
	China Wood Optimization Holding, Ltd.	1,288,000	335,610
	China XLX Fertiliser, Ltd.	820,000	242,543
	China Yuhua Education Corp., Ltd.	376,000	186,237
#*	China Yurun Food Group, Ltd.	9,256,000	1,314,651
#	China ZhengTong Auto Services Holdings, Ltd.	8,365,500	3,125,763
	China Zhongwang Holdings, Ltd.	12,157,979	6,191,649
#	Chinasoft International, Ltd.	9,560,000	4,753,000
	Chongqing Machinery & Electric Co., Ltd., Class H	8,241,962	661,745
	Chongqing Rural Commercial Bank Co., Ltd., Class H	17,372,000	9,080,582
*	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.	2,207,000	151,994
	Chu Kong Shipping Enterprise Group Co., Ltd.	166,000	33,885
	CIFI Holdings Group Co., Ltd.	22,924,015	14,613,583
	CIMC Enric Holdings, Ltd.	3,040,000	2,189,099
*	CIMC-TianDa Holdings Co., Ltd.	4,525,000	141,838
	CITIC Dameng Holdings, Ltd.	3,547,000	171,350
	CITIC Resources Holdings, Ltd.	18,228,000	1,293,362
#	CITIC Securities Co., Ltd., Class H	3,809,500	7,273,465
	CITIC, Ltd.	7,983,567	10,570,787
*	Citychamp Watch & Jewellery Group, Ltd.	9,990,000	2,076,749
#	Clear Media, Ltd.	320,000	192,290
	CNOOC, Ltd.	43,446,000	71,632,190
#	CNOOC, Ltd., Sponsored ADR	236,528	39,105,174
*	Coastal Greenland, Ltd.	5,328,000	105,127
#*	COFCO Meat Holdings, Ltd.	686,000	258,967
#*	Cogobuy Group	3,081,000	804,019
#	Colour Life Services Group Co., Ltd.	3,273,000	2,240,847
#*	Comba Telecom Systems Holdings, Ltd.	5,900,210	1,474,796
	Concord New Energy Group, Ltd.	34,815,909	1,704,501
	Consun Pharmaceutical Group, Ltd.	3,588,000	2,169,727
#*	Coolpad Group, Ltd.	23,872,600	1,036,859
	COSCO SHIPPING Development Co., Ltd., Class H	9,885,300	1,216,981
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	8,868,000	5,050,484
*	COSCO SHIPPING Holdings Co., Ltd., Class H	8,803,500	3,274,033

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	COSCO SHIPPING International Hong Kong Co., Ltd.	2,852,000	$889,960
	COSCO SHIPPING Ports, Ltd.	10,843,239	9,449,620
*	Coslight Technology International Group Co., Ltd.	904,000	191,424
#	Cosmo Lady China Holdings Co., Ltd.	3,452,000	659,700
	Country Garden Holdings Co., Ltd.	37,392,660	50,379,315
	Country Garden Services Holdings Co., Ltd.	4,645,673	11,186,284
	CP Pokphand Co., Ltd.	27,317,658	2,296,845
#	CPMC Holdings, Ltd.	3,387,000	1,290,956
	CRCC High-Tech Equipment Corp., Ltd.	2,033,000	397,329
	CRRC Corp., Ltd., Class H	6,815,324	5,364,692
	CSC Financial Co., Ltd., Class H	547,500	394,666
*	CSMall Group, Ltd.	430,096	29,421
	CSPC Pharmaceutical Group, Ltd.	19,984,000	34,679,745
#*	CSSC Offshore and Marine Engineering Group Co., Ltd., Class H	242,000	223,500
#	CT Environmental Group, Ltd.	17,816,000	773,802
*	Ctrip.com International, Ltd., ADR	703,594	27,426,094
#*	CWT International, Ltd.	23,990,000	404,525
*	Cybernaut International Holdings Co., Ltd.	492,000	11,891
*	Da Ming International Holdings, Ltd.	112,000	28,266
*	DaChan Food Asia, Ltd.	712,087	40,049
	Dah Chong Hong Holdings, Ltd.	6,196,905	1,968,851
	Dali Foods Group Co., Ltd.	7,369,500	4,592,865
#	Dalian Port PDA Co., Ltd., Class H	7,937,399	1,022,644
*	Daphne International Holdings, Ltd.	5,538,000	114,344
	Datang International Power Generation Co., Ltd., Class H	10,354,000	2,326,475
#	Dawnrays Pharmaceutical Holdings, Ltd.	4,818,982	915,922
#*	DBA Telecommunication Asia Holdings, Ltd.	1,020,000	49,592
#*	Differ Group Holding Co., Ltd.	7,294,000	427,241
*	Digital China Holdings, Ltd.	5,931,000	3,303,409
#	Dongfang Electric Corp., Ltd.	1,731,000	1,040,131
	Dongfeng Motor Group Co., Ltd., Class H	10,686,000	9,530,980
#	Dongjiang Environmental Co., Ltd., Class H	1,132,795	1,019,979
	Dongyue Group, Ltd.	9,691,000	5,217,521
#	Dynagreen Environmental Protection Group Co., Ltd., Class H	1,984,000	925,808
#*	Dynasty Fine Wines Group, Ltd.	1,602,000	118,695
	E-Commodities Holdings, Ltd.	5,976,000	307,563
	EEKA Fashion Holdings, Ltd.	702,000	862,585
	Embry Holdings, Ltd.	509,000	123,381
	ENN Energy Holdings, Ltd.	2,577,000	26,508,046
	Essex Bio-technology, Ltd.	656,000	516,369
	EVA Precision Industrial Holdings, Ltd.	5,064,516	432,628
#	Everbright Securities Co., Ltd., Class H	330,800	254,052
*	EverChina International Holdings Co., Ltd.	17,352,500	475,999
*	Evergreen International Holdings, Ltd.	408,000	22,756
#*	Fang Holdings, Ltd., ADR	23,280	48,190
	Fantasia Holdings Group Co., Ltd.	14,315,519	2,342,638
	Far East Horizon, Ltd.	9,290,000	8,640,675
*	Feiyu Technology International Co., Ltd.	1,311,000	36,810
#*	First Tractor Co., Ltd.	1,998,000	471,037
	Flat Glass Group Co., Ltd., Class H	65,000	31,667
*	Forgame Holdings, Ltd.	121,800	73,696
	Fosun International, Ltd.	5,006,120	6,544,293
	Fu Shou Yuan International Group, Ltd.	5,179,000	4,425,504
#	Fufeng Group, Ltd.	10,844,800	5,321,241
#*	Fuguiniao Co., Ltd., Class H	782,600	72,730
#*	Fullshare Holdings, Ltd.	21,972,517	782,653
#	Future Land Development Holdings, Ltd.	14,760,000	12,400,506
	Fuyao Glass Industry Group Co., Ltd., Class H	2,008,000	6,080,481
*	GCL New Energy Holdings, Ltd.	5,994,000	228,294

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	GCL-Poly Energy Holdings, Ltd.	95,985,320	$5,467,086
	Geely Automobile Holdings, Ltd.	23,435,000	35,741,393
	Gemdale Properties & Investment Corp., Ltd.	13,648,000	1,626,668
#	Genertec Universal Medical Group Co., Ltd.	5,341,500	4,043,462
*	GF Securities Co., Ltd.	2,396,400	2,687,671
*	Glorious Property Holdings, Ltd.	17,149,712	751,252
#	Golden Eagle Retail Group, Ltd.	3,060,000	3,533,437
*	Golden Meditech Holdings, Ltd.	232,000	26,873
	Golden Throat Holdings Group Co., Ltd.	1,027,000	268,632
	Goldlion Holdings, Ltd.	931,866	354,040
	Goldpac Group, Ltd.	1,532,000	377,961
#*	GOME Retail Holdings, Ltd.	78,250,660	8,333,975
	Good Friend International Holdings, Inc.	211,333	24,207
#*	Grand Baoxin Auto Group, Ltd.	3,836,364	827,242
	Great Wall Motor Co., Ltd., Class H	10,934,250	7,407,004
	Greatview Aseptic Packaging Co., Ltd.	5,896,000	3,223,624
	Greenland Hong Kong Holdings, Ltd.	7,623,275	2,780,708
	Greentown China Holdings, Ltd.	5,410,000	4,062,198
	Greentown Service Group Co., Ltd.	4,004,000	3,372,993
	Guangdong Investment, Ltd.	7,620,000	16,015,299
*	Guangdong Land Holdings, Ltd.	3,385,361	595,953
	Guangdong Yueyun Transportation Co., Ltd., Class H	917,000	326,647
	Guangshen Railway Co., Ltd., Sponsored ADR	68,574	1,152,043
	Guangshen Railway Co., Ltd., Class H	3,996,000	1,299,468
	Guangzhou Automobile Group Co., Ltd., Class H	5,181,690	5,268,454
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.	504,000	2,070,861
	Guangzhou R&F Properties Co., Ltd., Class H	8,256,332	14,938,112
*	Guodian Technology & Environment Group Corp., Ltd., Class H	757,000	24,429
	Guolian Securities Co., Ltd., Class H	271,500	82,514
#	Guorui Properties, Ltd.	4,026,000	717,272
	Guotai Junan Securities Co., Ltd., Class H	115,600	186,870
*	Haichang Ocean Park Holdings, Ltd.	2,632,000	408,016
	Haier Electronics Group Co., Ltd.	4,856,000	11,412,977
#*	Hailiang Education Group, Inc., ADR	17,328	1,096,862
	Haitian International Holdings, Ltd.	4,240,000	8,565,605
	Haitong Securities Co., Ltd., Class H	6,759,600	6,689,820
*	Harbin Bank Co., Ltd., Class H	663,000	135,194
#*	Harbin Electric Co., Ltd., Class H	4,702,587	1,546,170
*	Harmonicare Medical Holdings, Ltd.	898,000	234,017
	HC Group, Inc.	25,000	6,419
#*	HC Group, Inc.	2,331,500	596,879
#	Health and Happiness H&H International Holdings, Ltd.	1,909,500	11,125,396
	Henderson Investment, Ltd.	811,000	69,112
	Hengan International Group Co., Ltd.	3,543,622	26,802,648
#	Hengdeli Holdings, Ltd.	14,196,800	760,851
#*	HengTen Networks Group, Ltd.	32,728,000	619,257
*	Hi Sun Technology China, Ltd.	6,162,000	1,080,028
	Hilong Holding, Ltd.	5,858,000	549,651
	Hisense Home Appliances Group Co., Ltd., Class H	1,515,000	1,661,833
	HKC Holdings, Ltd.	1,032,088	665,831
*	Honghua Group, Ltd.	14,483,000	1,138,376
	Honworld Group, Ltd.	583,500	280,999
	Hopefluent Group Holdings, Ltd.	1,139,973	313,639
#	Hopson Development Holdings, Ltd.	4,942,000	5,115,477
*	HOSA International, Ltd.	2,198,000	15,275
*	Hua Han Health Industry Holdings, Ltd.	22,376,041	227,243
#	Hua Hong Semiconductor, Ltd.	3,045,000	6,275,206
	Huadian Fuxin Energy Corp., Ltd., Class H	13,340,000	2,475,341
	Huadian Power International Corp., Ltd., Class H	6,720,000	2,812,689

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Huaneng Power International, Inc., Sponsored ADR	105,617	$2,466,157
	Huaneng Power International, Inc., Class H	5,658,000	3,278,318
	Huaneng Renewables Corp., Ltd., Class H	40,576,000	11,028,364
	Huatai Securities Co., Ltd.	2,786,000	4,513,537
	Huaxi Holdings Co., Ltd.	60,000	16,811
	Huazhong In-Vehicle Holdings Co., Ltd.	2,490,000	435,430
#	Huazhu Group, Ltd., ADR	510,944	16,738,525
	Huishang Bank Corp., Ltd., Class H	2,643,400	1,026,900
#*	Hydoo International Holding, Ltd.	304,000	16,893
#	IMAX China Holding, Inc.	1,150,900	2,642,681
	Industrial & Commercial Bank of China, Ltd., Class H	170,015,725	114,173,406
	Inner Mongolia Yitai Coal Co., Ltd., Class H	55,700	41,138
*	JD.com, Inc., ADR	577,213	17,264,441
#*	Jiangnan Group, Ltd.	9,582,000	402,571
	Jiangsu Expressway Co., Ltd., Class H	4,316,000	5,815,178
	Jiangxi Copper Co., Ltd., Class H	5,058,000	6,259,792
	Jiayuan International Group, Ltd.	1,647,869	712,945
#	Jinchuan Group International Resources Co., Ltd.	5,991,000	486,432
#	Jingrui Holdings, Ltd.	1,684,000	551,279
#*	JinkoSolar Holding Co., Ltd., ADR	250,783	4,912,839
	JNBY Design, Ltd.	979,000	1,791,406
	Joy City Property, Ltd.	10,706,000	1,290,770
	Ju Teng International Holdings, Ltd.	6,020,090	1,424,444
*	Jumei International Holding, Ltd., ADR	87,600	198,852
	Jutal Offshore Oil Services, Ltd.	196,000	20,832
	K Wah International Holdings, Ltd.	3,256,064	1,694,147
*	Kai Yuan Holdings, Ltd.	16,790,000	92,616
	Kaisa Group Holdings, Ltd.	18,225,684	7,559,062
*	Kangda International Environmental Co., Ltd.	3,066,000	385,820
#	Kasen International Holdings, Ltd.	3,300,000	2,763,880
	Kingboard Holdings, Ltd.	5,159,166	12,687,827
	Kingboard Laminates Holdings, Ltd.	8,483,484	6,995,743
#	Kingdee International Software Group Co., Ltd.	4,985,600	4,749,151
*	Kingsoft Corp., Ltd.	3,660,000	7,885,749
#*	Kong Sun Holdings, Ltd.	575,000	8,509
#*	KuangChi Science, Ltd.	5,700,000	325,222
	Kunlun Energy Co., Ltd.	20,392,000	17,784,422
#	KWG Group Holdings, Ltd.	10,320,144	9,595,173
	KWG Property Holding, Ltd.	263,500	244,990
*	Labixiaoxin Snacks Group, Ltd.	1,077,000	55,503
	Lai Fung Holdings, Ltd.	551,515	551,500
	Launch Tech Co., Ltd., Class H	13,800	9,221
	Le Saunda Holdings, Ltd.	847,800	64,909
	Lee & Man Chemical Co., Ltd.	863,339	446,626
	Lee & Man Paper Manufacturing, Ltd.	9,941,200	6,068,107
	Lee's Pharmaceutical Holdings, Ltd.	1,641,000	1,036,964
*	Legend Holdings Corp.	16,192	0
	Legend Holdings Corp., Class H	235,600	554,839
	Lenovo Group, Ltd.	41,860,000	33,682,805
	Leoch International Technology, Ltd.	2,600,000	210,104
*	Lexinfintech Holdings, Ltd., ADR	5,356	56,774
	Li Ning Co., Ltd.	4,687,583	11,556,786
*	Lianhua Supermarket Holdings Co., Ltd., Class H	27,400	6,436
#*	Lifestyle China Group, Ltd.	2,108,000	671,582
#*	Lifetech Scientific Corp.	8,484,000	1,591,436
#*	Link Motion, Inc., Sponsored ADR	206,737	23,857
#	Livzon Pharmaceutical Group, Inc., Class H	659,617	1,600,091
	LK Technology Holdings, Ltd.	637,500	53,598
	Logan Property Holdings Co., Ltd.	9,676,000	14,630,707

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Longfor Group Holdings, Ltd.	7,546,500	$27,908,394
#*	LongiTech Smart Energy Holding, Ltd.	439,500	33,036
	Lonking Holdings, Ltd.	15,831,000	4,106,612
#	Luye Pharma Group, Ltd.	6,306,000	4,869,360
	LVGEM China Real Estate Investment Co., Ltd.	348,000	123,596
#	Maanshan Iron & Steel Co., Ltd., Class H	16,740,000	6,345,440
	Maoye International Holdings, Ltd.	7,164,000	501,501
	Metallurgical Corp. of China, Ltd., Class H	6,038,000	1,473,896
	Min Xin Holdings, Ltd.	720,000	357,807
#*	Mingfa Group International Co., Ltd.	4,986,000	35,859
*	Mingyuan Medicare Development Co., Ltd.	4,480,000	24,666
#	Minmetals Land, Ltd.	8,743,644	1,353,670
#*	Minsheng Education Group Co., Ltd.	642,000	119,544
	Minth Group, Ltd.	4,459,000	12,565,850
*	MMG, Ltd.	18,453,999	5,727,700
	MOBI Development Co., Ltd.	123,000	17,778
	Modern Land China Co., Ltd.	1,646,000	237,308
	Momo, Inc., Sponsored ADR	695,542	23,627,562
*	Munsun Capital Group, Ltd.	5,673,791	50,883
	Nan Hai Corp., Ltd.	35,000,000	624,591
*	Nature Home Holding Co., Ltd.	1,221,000	180,776
	NetDragon Websoft Holdings, Ltd.	186,500	466,245
#	NetEase, Inc., ADR	270,176	62,362,024
#	New Century Healthcare Holding Co., Ltd.	58,000	22,226
	New China Life Insurance Co., Ltd., Class H	1,467,900	7,281,114
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	184,891	19,285,980
*	New Provenance Everlasting Holdings, Ltd.	2,890,000	9,147
*	New World Department Store China, Ltd.	2,929,538	515,829
	Nexteer Automotive Group, Ltd.	6,984,000	7,258,435
	Nine Dragons Paper Holdings, Ltd.	13,787,000	11,159,493
#*	Noah Holdings, Ltd., ADR	87,175	2,819,239
*	North Mining Shares Co., Ltd.	18,170,000	41,439
	NVC Lighting Holdings, Ltd.	8,142,000	740,109
#	O-Net Technologies Group, Ltd.	1,988,000	1,084,978
	Orient Securities Co., Ltd., Class H	632,000	385,210
*	Ourgame International Holdings, Ltd.	242,000	22,204
	Overseas Chinese Town Asia Holdings, Ltd.	1,347,817	491,944
#	Ozner Water International Holding, Ltd.	1,811,000	281,155
#	Pacific Online, Ltd.	2,391,195	551,275
#*	Panda Green Energy Group, Ltd.	4,010,000	152,836
#	Parkson Retail Group, Ltd.	7,287,500	583,353
#	PAX Global Technology, Ltd.	5,588,000	2,240,610
	People's Insurance Co. Group of China, Ltd. (The), Class H	12,788,000	5,364,584
	PetroChina Co., Ltd., ADR	217,878	11,562,785
	PetroChina Co., Ltd., Class H	66,256,000	35,142,421
	Phoenix Media Investment Holdings, Ltd.	5,334,000	464,598
*	Phoenix New Media, Ltd., ADR	87,232	248,611
	PICC Property & Casualty Co., Ltd., Class H	15,829,398	18,795,272
#	Ping An Insurance Group Co. of China, Ltd., Class H	17,442,500	205,573,972
#	Poly Culture Group Corp., Ltd., Class H	563,200	537,728
	Poly Property Group Co., Ltd.	15,034,068	5,546,136
	Postal Savings Bank of China Co., Ltd., Class H	5,613,000	3,264,233
	Pou Sheng International Holdings, Ltd.	9,639,609	2,682,016
	Powerlong Real Estate Holdings, Ltd.	10,371,715	6,292,149
	PRECIOUS DRAGON TECHNOLOGY H COMMON STOCK HKD.01	23,500	5,043
	Prosperity International Holdings HK, Ltd.	1,929,200	47,317
#*	PW Medtech Group, Ltd.	4,390,000	568,944
#*	Q Technology Group Co., Ltd.	2,074,000	2,009,754
	Qingdao Port International Co., Ltd., Class H	2,107,000	1,501,709

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Qingling Motors Co., Ltd., Class H	3,798,000	$977,475
#	Qinhuangdao Port Co., Ltd., Class H	1,912,500	364,672
#*	Qinqin Foodstuffs Group Cayman Co., Ltd.	328,724	101,277
	Qunxing Paper Holdings Co., Ltd.	854,211	41,248
*	Real Gold Mining, Ltd.	640,000	21,502
	Red Star Macalline Group Corp., Ltd., Class H	1,141,104	994,817
#	Redco Properties Group Ltd.	5,988,000	2,382,083
	Regal International Airport Group Co., Ltd., Class H	734,000	505,530
*	Renren, Inc., ADR	2,700	2,322
*	REXLot Holdings, Ltd.	3,197,569	8,578
	Road King Infrastructure, Ltd.	2,082,000	4,280,525
	Ronshine China Holdings, Ltd.	1,843,000	2,399,246
	Sany Heavy Equipment International Holdings Co., Ltd.	6,049,500	2,378,523
#	Seaspan Corp.	394,829	4,007,514
#*	Semiconductor Manufacturing International Corp.	13,141,696	15,479,310
*	Semiconductor Manufacturing International Corp., ADR	2,402	14,004
	Shandong Chenming Paper Holdings, Ltd., Class H	3,145,533	1,373,687
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	8,164,000	7,783,244
	Shandong Xinhua Pharmaceutical Co., Ltd.	1,229,200	589,425
	Shanghai Electric Group Co., Ltd., Class H	7,962,000	2,765,417
	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	1,666,000	4,931,923
#*	Shanghai Fudan Microelectronics Group Co., Ltd., Class H	452,000	440,023
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd.	1,536,000	1,169,165
#	Shanghai Haohai Biological Technology Co., Ltd., Class H	74,200	435,505
	Shanghai Industrial Holdings, Ltd.	3,502,000	7,175,181
	Shanghai Industrial Urban Development Group, Ltd.	12,731,025	2,050,540
	Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H	9,926,000	1,760,561
#	Shanghai La Chapelle Fashion Co., Ltd., Class H	275,200	114,259
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	2,988,300	5,746,327
	Shanghai Prime Machinery Co., Ltd.	5,126,000	561,822
#*	Shanghai Zendai Property, Ltd.	10,965,000	142,580
	Shengjing Bank Co., Ltd.	686,500	490,862
	Shenguan Holdings Group, Ltd.	6,774,000	272,162
	Shenzhen Expressway Co., Ltd., Class H	3,806,000	4,517,685
	Shenzhen International Holdings, Ltd.	7,142,328	13,192,766
	Shenzhen Investment, Ltd.	23,659,942	8,483,535
	Shenzhou International Group Holdings, Ltd.	2,297,000	31,623,557
	Shimao Property Holdings, Ltd.	9,967,183	27,527,370
	Shougang Concord International Enterprises Co., Ltd.	54,758,200	2,128,065
	Shougang Fushan Resources Group, Ltd.	17,544,461	3,633,241
	Shui On Land, Ltd.	31,467,276	6,716,889
#*	Shunfeng International Clean Energy, Ltd.	11,502,000	447,589
	Sichuan Expressway Co., Ltd., Class H	4,518,000	1,361,257
	Sihuan Pharmaceutical Holdings Group, Ltd.	22,383,000	4,585,413
#*	Silver Grant International Holdings Group, Ltd.	7,236,000	1,368,994
	SIM Technology Group, Ltd.	5,367,000	201,259
*	SINA Corp.	164,881	6,450,145
#	Sino Biopharmaceutical, Ltd.	27,264,997	33,256,898
#*	Sino Oil And Gas Holdings, Ltd.	6,777,223	110,899
#	Sinofert Holdings, Ltd.	14,824,673	1,658,318
*	Sino-I Technology, Ltd.	5,320,000	46,577
#*	Sinolink Worldwide Holdings, Ltd.	10,943,492	776,246
#	SinoMedia Holding, Ltd.	1,167,258	212,368
	Sino-Ocean Group Holding, Ltd.	22,685,462	9,127,495
	Sinopec Engineering Group Co., Ltd., Class H	6,943,500	5,439,592
	Sinopec Kantons Holdings, Ltd.	6,714,000	2,701,167
*	Sinopec Oilfield Service Corp.	312,000	36,449
	Sinopec Shanghai Petrochemical Co., Ltd., Sponsored ADR	31,247	1,093,627
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	16,637,000	5,804,365

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sinopharm Group Co., Ltd., Class H	4,731,200	$17,489,325
#	Sinosoft Technology Group, Ltd.	5,071,400	1,358,340
	Sinotrans, Ltd., Class H	15,630,000	5,387,093
#	Sinotruk Hong Kong, Ltd.	4,854,000	7,117,726
	Skyfame Realty Holdings, Ltd.	17,386,000	2,610,715
	Skyworth Group, Ltd.	13,534,811	3,675,011
#*	SMI Holdings Group, Ltd.	5,388,799	258,145
	SOHO China, Ltd.	16,236,339	5,191,107
*	Sohu.com, Ltd., ADR	110,251	1,343,960
#*	Southern Energy Holdings Group, Ltd.	82,000	101,922
#*	Sparkle Roll Group, Ltd.	9,328,000	318,902
	Springland International Holdings, Ltd.	3,574,000	706,330
*	SPT Energy Group, Inc.	3,130,000	305,239
*	SRE Group, Ltd.	18,349,714	208,074
	SSY Group, Ltd.	14,710,506	13,043,523
#*	Starrise Media Holdings, Ltd.	1,702,000	289,746
	Suchuang Gas Corp., Ltd.	302,000	72,888
	Sun Art Retail Group, Ltd.	11,848,000	11,997,782
#	Sun King Power Electronics Group	2,370,000	316,022
	Sunac China Holdings, Ltd.	12,410,000	55,977,444
	Sunny Optical Technology Group Co., Ltd.	3,119,000	36,066,171
#*	Sunshine 100 China Holdings, Ltd.	244,000	45,643
*	Superb Summit International Group, Ltd.	95,000	3,323
#	Symphony Holdings, Ltd.	5,920,000	694,709
*	TAL Education Group, ADR	667,337	21,488,251
#*	Tarena International, Inc., ADR	146,064	232,242
*	Taung Gold International, Ltd.	41,080,000	198,448
	TCL Electronics Holdings, Ltd.	3,978,932	1,801,739
*	Tech Pro Technology Development, Ltd.	37,652,000	61,566
#*	Technovator International, Ltd.	2,848,000	342,131
	Ten Pao Group Holdings, Ltd.	60,000	6,027
	Tencent Holdings, Ltd.	11,719,000	546,022,943
	Tenfu Cayman Holdings Co., Ltd.	101,000	66,322
#*	Tenwow International Holdings, Ltd.	2,865,000	26,095
*	Tesson Holdings, Ltd.	87,000	5,374
	Texhong Textile Group, Ltd.	2,383,500	2,393,660
	Tian An China Investment Co., Ltd.	1,162,357	570,145
*	Tian Ge Interactive Holdings, Ltd.	1,252,000	293,355
	Tian Shan Development Holding, Ltd.	1,462,000	504,917
#	Tiangong International Co., Ltd.	3,700,000	1,147,109
#	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	1,568,000	544,782
	Tianjin Development Holdings, Ltd.	2,445,800	750,322
	Tianjin Port Development Holdings, Ltd.	13,701,200	1,409,466
	Tianneng Power International, Ltd.	6,583,952	5,265,027
	Tianyun International Holdings, Ltd.	1,450,000	225,162
*	Tibet Water Resources, Ltd.	6,597,000	1,643,719
	Tingyi Cayman Islands Holding Corp.	10,016,000	14,948,029
#	Tomson Group, Ltd.	2,193,780	626,677
	Tong Ren Tang Technologies Co., Ltd., Class H	3,177,000	3,796,117
#	Tongda Group Holdings, Ltd.	29,380,000	2,157,080
	Tonly Electronics Holdings, Ltd.	438,080	323,769
#	Top Spring International Holdings, Ltd.	397,500	87,029
#*	Tou Rong Chang Fu Group, Ltd.	5,680,000	64,214
	Towngas China Co., Ltd.	5,440,351	4,142,339
	TPV Technology, Ltd.	6,024,578	1,887,204
	TravelSky Technology, Ltd., Class H	3,350,938	6,559,002
	Trigiant Group, Ltd.	4,146,000	777,601
#*	Truly International Holdings, Ltd.	9,951,000	1,395,354
	Tsaker Chemical Group, Ltd.	220,500	88,348

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tsingtao Brewery Co., Ltd., Class H	798,000	$4,667,299
*	Tuniu Corp., Sponsored ADR	60,275	186,250
	Uni-President China Holdings, Ltd.	7,122,308	8,423,956
*	United Energy Group, Ltd.	31,131,100	5,611,400
#*	V1 Group, Ltd.	13,654,600	321,540
	Vinda International Holdings, Ltd.	464,000	907,121
*	Vipshop Holdings, Ltd., ADR	1,699,752	12,918,115
	Wanguo International Mining Group, Ltd.	284,000	64,359
	Want Want China Holdings, Ltd.	27,604,000	21,468,998
	Wasion Holdings, Ltd.	3,788,000	1,381,267
#*	Weibo Corp., Sponsored ADR	197,413	7,732,667
	Weichai Power Co., Ltd., Class H	11,137,120	17,103,675
	Weiqiao Textile Co., Class H	2,809,500	825,446
	West China Cement, Ltd.	24,274,000	4,090,252
#	Wisdom Education International Holdings Co., Ltd.	680,000	304,387
#	Wisdom Sports Group	860,000	32,306
	Wison Engineering Services Co., Ltd.	397,000	53,530
#	Xiabuxiabu Catering Management China Holdings Co., Ltd.	2,087,000	2,900,823
	Xiamen International Port Co., Ltd.	7,153,338	892,926
*	Xinchen China Power Holdings, Ltd.	1,199,000	56,758
	Xingda International Holdings, Ltd.	7,567,796	2,032,411
	Xingfa Aluminium Holdings, Ltd.	348,000	337,827
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	1,896,000	1,322,578
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	3,277,784	3,663,005
*	Xinjiang Xinxin Mining Industry Co., Ltd., Class H	3,080,000	211,319
*	Xinming China Holdings, Ltd.	70,000	9,630
#	Xinyi Solar Holdings, Ltd.	24,407,261	13,399,404
#	Xinyuan Real Estate Co., Ltd., ADR	61,772	258,825
	Xtep International Holdings, Ltd.	5,221,000	3,759,771
#*	Xunlei, Ltd., ADR	65,613	146,317
#	Yadea Group Holdings, Ltd.	2,530,000	516,296
*	Yanchang Petroleum International, Ltd.	21,950,000	248,481
#	Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	1,150,500	2,090,219
#	Yanzhou Coal Mining Co., Ltd., Class H	11,854,000	10,433,405
#	Yashili International Holdings, Ltd.	3,046,000	401,365
	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	624,400	3,144,711
*	Yida China Holdings, Ltd.	612,000	174,108
	Yihai International Holding, Ltd.	1,624,000	8,617,257
	Yip's Chemical Holdings, Ltd.	1,348,000	407,316
#*	Yirendai, Ltd., ADR	146,597	1,640,420
#*	Youyuan International Holdings, Ltd.	4,273,760	1,194,340
	Yuexiu Property Co., Ltd.	57,825,784	13,071,989
	Yuexiu Transport Infrastructure, Ltd.	3,911,415	3,106,660
	Yum China Holdings, Inc.	1,130,936	51,457,588
#	Yunnan Water Investment Co., Ltd., Class H	932,000	249,055
	Yuzhou Properties Co., Ltd.	16,867,806	7,924,644
#*	YY, Inc., ADR	208,937	13,411,666
	Zhaojin Mining Industry Co., Ltd., Class H	4,859,666	5,648,333
	Zhejiang Expressway Co., Ltd., Class H	6,620,000	6,407,791
	Zhengzhou Coal Mining Machinery Group Co., Ltd.	1,349,600	650,514
#*	Zhong An Group Ltd.	12,460,888	427,806
	Zhongsheng Group Holdings, Ltd.	4,855,500	13,495,295
#	Zhongyu Gas Holdings, Ltd.	1,544,550	1,606,496
#	Zhou Hei Ya International Holdings Co., Ltd.	2,410,500	1,306,163
#*	Zhuguang Holdings Group Co., Ltd.	822,000	105,752
	Zhuhai Holdings Investment Group, Ltd.	1,056,000	109,839
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	1,396,550	6,675,242
	Zijin Mining Group Co., Ltd., Class H	30,202,000	12,087,185
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	7,909,200	5,521,792

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	ZTE Corp., Class H	1,060,192	$3,166,414
	ZTO Express Cayman, Inc., ADR	203,166	3,992,212
TOTAL CHINA			4,844,915,112
COLOMBIA — (0.4%)
	Almacenes Exito SA	1,875,382	9,945,853
	Banco de Bogota SA	89,595	1,952,508
#	Bancolombia SA, Sponsored ADR	414,296	20,665,084
	Bancolombia SA	820,000	9,822,215
	Bolsa de Valores de Colombia	20,739	76,232
	Celsia SA ESP	1,283,937	1,741,433
	Cementos Argos SA	1,852,887	4,342,885
*	CEMEX Latam Holdings SA	1,149,412	1,471,391
*	Constructora Conconcreto SA	19,345	2,972
*	Corp. Financiera Colombiana SA	295,166	2,430,830
#	Ecopetrol SA, Sponsored ADR	383,028	6,867,692
	Ecopetrol SA	21,604,701	19,359,700
*	Empresa de Telecomunicaciones de Bogota	2,559,373	188,778
	Grupo Argos SA	391,800	2,008,600
	Grupo Aval Acciones y Valores SA	188,466	1,415,380
	Grupo de Inversiones Suramericana SA	550,138	5,784,872
*	Grupo Energia Bogota SA ESP	4,066,637	2,602,902
	Grupo Nutresa SA	471,389	3,609,127
	Interconexion Electrica SA ESP	2,504,033	13,585,108
	Mineros SA	17,511	16,545
TOTAL COLOMBIA			107,890,107
CZECH REPUBLIC — (0.1%)
	CEZ A.S.	1,032,809	23,156,693
	Komercni banka A.S.	186,424	7,191,203
	Moneta Money Bank A.S.	2,636,082	9,059,339
	O2 Czech Republic A.S.	378,192	3,586,939
	Philip Morris CR A.S.	3,745	2,205,642
TOTAL CZECH REPUBLIC			45,199,816
EGYPT — (0.1%)
#	Commercial International Bank Egypt S.A.E., GDR	3,828,381	16,420,435
	Commercial International Bank Egypt S.A.E., GDR	432,889	1,861,423
	Egyptian Financial Group-Hermes Holding Co., GDR	72,912	143,636
	Egyptian Financial Group-Hermes Holding Co., GDR	18,996	36,839
TOTAL EGYPT			18,462,333
GREECE — (0.2%)
	Aegean Airlines SA	204,088	1,845,682
*	Alpha Bank AE	217,525	422,224
	Athens Water Supply & Sewage Co. SA	109,556	1,001,491
	AUTOHELLAS SA	1,807	11,771
	Bank of Greece	1,473	23,957
*	Ellaktor SA	518,178	1,243,762
*	Eurobank Ergasias SA	58,740	57,043
*	FF Group	156,853	385,858
	Fourlis Holdings SA	175,623	1,120,767
*	GEK Terna Holding Real Estate Construction SA	260,915	1,848,038
	Hellenic Exchanges - Athens Stock Exchange SA	389,181	2,134,920
	Hellenic Petroleum SA	487,671	5,085,101
	Hellenic Telecommunications Organization SA	1,054,511	14,499,731
	Holding Co. ADMIE IPTO SA	589,210	1,471,293

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
*	Intracom Holdings SA	242,026	$315,685
*	Intralot SA-Integrated Lottery Systems & Services	726,755	462,488
	JUMBO SA	475,333	9,315,935
*	LAMDA Development SA	89,648	930,495
*	Marfin Investment Group Holdings SA	6,291,354	1,091,725
	Motor Oil Hellas Corinth Refineries SA	287,114	7,118,144
	Mytilineos SA	313,067	3,805,046
*	National Bank of Greece SA	109,138	318,282
	OPAP SA	745,570	8,391,556
*	Piraeus Bank SA	473,326	1,614,351
	Piraeus Port Authority SA	22,939	628,856
*	Public Power Corp. SA	525,419	1,636,130
	Sarantis SA	13,507	129,324
	Terna Energy SA	180,368	1,445,250
TOTAL GREECE			68,354,905
HONG KONG — (0.0%)
*	Leyou Technologies Holdings, Ltd.	11,370,000	3,241,549
#*	Lisi Group Holdings, Ltd.	512,000	52,337
TOTAL HONG KONG			3,293,886
HUNGARY — (0.4%)
#	CIG Pannonia Life Insurance P.L.C., Class A	71,774	88,711
	Magyar Telekom Telecommunications P.L.C.	4,517,212	6,535,439
	Magyar Telekom Telecommunications P.L.C., Sponsored ADR	36,206	261,045
	MOL Hungarian Oil & Gas P.L.C.	4,416,158	44,818,217
	OTP Bank P.L.C.	1,105,055	46,021,064
	Richter Gedeon Nyrt	672,649	11,818,507
TOTAL HUNGARY			109,542,983
INDIA — (11.9%)
*	3M India, Ltd.	8,720	2,667,500
*	5Paisa Capital, Ltd.	11,076	27,362
*	5Paisa Capital, Ltd.	18,324	23,816
	Aarti Drugs, Ltd.	38,487	256,558
	Aarti Industries, Ltd.	271,278	6,579,928
	ABB India, Ltd.	122,480	2,432,944
	Abbott India, Ltd.	9,321	1,129,231
	ACC, Ltd.	325,096	7,348,700
*	Accelya Kale Solutions, Ltd.	3,197	36,241
	Action Construction Equipment, Ltd.	165,096	181,480
	Adani Enterprises, Ltd.	2,576,442	4,779,371
	Adani Gas, Ltd.	2,599,564	5,624,721
*	Adani Green Energy, Ltd.	2,028,508	1,367,093
	Adani Ports & Special Economic Zone, Ltd.	4,747,385	25,956,277
*	Adani Power, Ltd.	11,143,027	9,778,026
*	Adani Transmissions, Ltd.	1,861,612	5,570,701
*	Aditya Birla Capital, Ltd.	2,219,613	2,642,119
*	Aditya Birla Fashion and Retail, Ltd.	2,100,200	5,733,738
	Advanced Enzyme Technologies, Ltd.	53,303	114,688
	Aegis Logistics, Ltd.	723,466	1,960,034
	Agro Tech Foods, Ltd.	51,860	386,120
	Ahluwalia Contracts India, Ltd.	25,428	108,391
*	AIA Engineering, Ltd.	225,693	5,603,825
	Ajanta Pharma, Ltd.	385,808	4,955,315
	Akzo Nobel India, Ltd.	90,488	2,291,120
	Alembic Pharmaceuticals, Ltd.	530,410	4,011,993
	Alembic, Ltd.	1,003,056	623,087

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Alkyl Amines Chemicals	6,717	$69,170
*	Allahabad Bank	4,209,398	2,238,815
	Allcargo Logistics, Ltd.	670,750	942,843
	Amara Raja Batteries, Ltd.	633,280	6,250,834
	Ambuja Cements, Ltd.	2,308,654	6,714,862
*	Amtek Auto, Ltd.	876,612	35,047
	Anant Raj, Ltd.	1,204,980	478,868
*	Andhra Bank	3,169,898	859,211
	Andhra Sugars, Ltd. (The)	6,071	23,547
*	Anveshan Heavy Engineering, Ltd.	63,184	421,592
	Apar Industries, Ltd.	135,145	973,097
	APL Apollo Tubes, Ltd.	61,073	1,242,987
	Apollo Hospitals Enterprise, Ltd.	436,559	8,560,678
	Apollo Tyres, Ltd.	3,695,893	8,436,110
	Aptech, Ltd.	65,611	119,234
	Arti Surfactants, Ltd.	27,128	83,807
*	Arvind Fashions, Ltd.	341,192	2,954,075
	Arvind, Ltd.	1,874,198	1,489,219
	Asahi India Glass, Ltd.	384,529	1,092,237
	Ashiana Housing, Ltd.	122,201	190,827
	Ashok Leyland, Ltd.	12,195,721	12,295,968
*	Ashoka Buildcon, Ltd.	818,176	1,430,865
	Asian Paints, Ltd.	1,411,925	31,121,111
	Astra Microwave Products, Ltd.	90,438	103,984
	Astral Polytechnik, Ltd.	189,519	3,406,586
*	AstraZeneca Pharma India, Ltd.	4,481	125,441
	Atul, Ltd.	111,614	5,887,543
	Aurobindo Pharma, Ltd.	2,548,529	21,006,370
	Automotive Axles, Ltd.	55,913	653,799
	Avanti Feeds, Ltd.	243,671	1,087,669
	Axis Bank, Ltd.	4,382,761	42,817,844
	Axis Bank, Ltd., GDR	583	28,567
	Bajaj Auto, Ltd.	464,501	16,864,145
*	Bajaj Corp., Ltd.	568,584	2,142,058
	Bajaj Electricals, Ltd.	379,731	2,003,920
	Bajaj Finance, Ltd.	673,807	31,690,032
	Bajaj Finserv, Ltd.	166,745	17,128,907
*	Bajaj Hindusthan Sugar, Ltd.	4,864,854	422,434
	Bajaj Holdings & Investment, Ltd.	194,689	9,594,359
	Balaji Amines, Ltd.	104,011	353,682
	Balaji Telefilms, Ltd.	106,009	83,811
	Balkrishna Industries, Ltd.	671,741	6,855,542
	Balmer Lawrie & Co., Ltd.	450,091	1,126,193
	Balrampur Chini Mills, Ltd.	1,914,327	3,933,022
	Banco Products India, Ltd.	104,639	150,215
*	Bank of Baroda	5,465,480	8,424,811
*	Bank of Maharashtra	1,275,944	237,074
	Bannari Amman Sugars, Ltd.	3,050	60,746
	BASF India, Ltd.	56,095	829,210
	Bata India, Ltd.	262,044	4,966,996
	Bayer CropScience, Ltd.	4,225	187,023
	BEML, Ltd.	168,659	2,057,437
	Berger Paints India, Ltd.	1,813,628	8,666,571
*	BF Utilities, Ltd.	123,479	317,008
	Bhansali Engineering Polymers, Ltd.	871,714	699,365
	Bharat Electronics, Ltd.	3,446,204	5,122,643
	Bharat Forge, Ltd.	1,889,882	11,605,177
	Bharat Heavy Electricals, Ltd.	6,135,772	5,224,706
	Bharat Petroleum Corp., Ltd.	3,197,774	15,960,416

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Bharat Rasayan, Ltd.	3,791	$222,181
	Bharti Airtel, Ltd.	14,660,443	71,361,694
	Bharti Infratel, Ltd.	1,814,623	6,423,483
	Biocon, Ltd.	964,674	3,165,513
	Birla Corp., Ltd.	168,566	1,420,688
	Bliss Gvs Pharma, Ltd.	667,531	1,408,861
	BLS International Services, Ltd.	169,057	200,856
	Blue Dart Express, Ltd.	39,281	1,363,924
	Blue Star, Ltd.	300,894	3,004,184
	Bodal Chemicals, Ltd.	819,591	933,058
	Bombay Dyeing & Manufacturing Co., Ltd.	614,471	631,199
	Borosil Glass Works, Ltd.	41,997	80,900
	Bosch, Ltd.	17,882	3,698,440
	Brigade Enterprises, Ltd.	371,752	1,406,646
	Britannia Industries, Ltd.	271,134	10,299,766
	BSE, Ltd.	55,550	409,868
	Cadila Healthcare, Ltd.	1,597,176	5,290,726
	Can Fin Homes, Ltd.	693,895	3,890,082
*	Canara Bank	1,775,098	6,030,453
	Capacit'e Infraprojects, Ltd.	72,057	245,055
	Caplin Point Laboratories, Ltd.	211,963	1,314,190
	Carborundum Universal, Ltd.	438,304	2,085,131
	Care Ratings, Ltd.	198,382	2,180,226
	Castrol India, Ltd.	2,080,543	3,661,629
	CCL Products India, Ltd.	651,307	2,317,271
	Ceat, Ltd.	311,187	3,671,804
	Central Depository Services India, Ltd.	52,975	148,052
	Century Plyboards India, Ltd.	978,593	1,793,241
	Century Textiles & Industries, Ltd.	346,468	4,469,021
	Cera Sanitaryware, Ltd.	34,646	1,296,161
	CESC, Ltd.	669,478	7,198,897
*	CG Power and Industrial Solutions, Ltd.	4,795,289	1,256,746
	Chambal Fertilizers & Chemicals, Ltd.	1,986,034	4,312,191
	Chennai Petroleum Corp., Ltd.	486,953	1,387,738
	Chennai Super Kings Cricket, Ltd.	2,606,099	15,985
	Cholamandalam Investment and Finance Co., Ltd.	1,986,410	7,429,387
*	Cigniti Technologies, Ltd.	8,421	33,639
	Cipla, Ltd.	1,698,592	12,749,284
	City Union Bank, Ltd.	1,910,457	5,381,964
*	Claro India, Ltd.	70,950	74,111
	Coal India, Ltd.	3,050,359	9,015,368
	Cochin Shipyard, Ltd.	44,300	230,126
*	Coffee Day Enterprises, Ltd.	227,184	403,570
	Colgate-Palmolive India, Ltd.	586,812	10,121,609
	Container Corp. Of India, Ltd.	769,617	5,723,157
	Coromandel International, Ltd.	976,023	5,235,999
*	Corp. Bank	1,793,623	591,150
*	Cox & Kings Financial Service, Ltd.	316,299	9,197
	Cox & Kings, Ltd.	983,193	164,239
	CRISIL, Ltd.	112,444	2,124,214
	Crompton Greaves Consumer Electricals, Ltd.	4,121,569	13,726,477
	Cummins India, Ltd.	328,292	3,388,357
	Cyient, Ltd.	322,814	2,125,224
	Dabur India, Ltd.	2,185,378	13,508,833
	DB Corp., Ltd.	329,413	769,132
	DCB Bank, Ltd.	2,566,033	7,233,005
	DCM Shriram, Ltd.	429,753	2,492,708
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	403,167	509,265
	Deepak Nitrite, Ltd.	241,579	973,846

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Delta Corp., Ltd.	849,325	$1,882,596
	Dewan Housing Finance Corp., Ltd.	1,611,071	1,144,727
	DFM Foods, Ltd.	19,650	73,566
	Dhampur Sugar Mills, Ltd.	286,159	665,058
	Dhanuka Agritech, Ltd.	93,014	490,855
*	Digicontent, Ltd.	184,544	22,268
	Dilip Buildcon, Ltd.	318,464	1,910,647
	Dish TV India, Ltd.	6,231,116	2,442,567
*	Dishman Carbogen Amcis, Ltd.	734,417	2,207,460
	Divi's Laboratories, Ltd.	486,629	11,520,929
	Dixon Technologies India, Ltd.	2,096	64,752
	DLF, Ltd.	3,283,504	8,415,337
	Dr Lal PathLabs, Ltd.	92,203	1,452,777
	Dr Reddy's Laboratories, Ltd., ADR	327,006	12,037,091
	Dr Reddy's Laboratories, Ltd.	333,379	12,378,374
	Dredging Corp. of India, Ltd.	2,235	10,571
	Dynamatic Technologies, Ltd.	7,283	132,044
	eClerx Services, Ltd.	181,875	1,573,114
	Edelweiss Financial Services, Ltd.	3,384,019	7,188,996
	Eicher Motors, Ltd.	56,984	13,382,287
	EID Parry India, Ltd.	779,645	1,630,053
	EIH Associated Hotels	1,507	6,549
	EIH, Ltd.	1,049,463	2,527,003
	Electrosteel Castings, Ltd.	1,031,119	189,181
	Elgi Equipments, Ltd.	119,334	440,281
	Emami, Ltd.	817,904	3,775,043
	Endurance Technologies, Ltd.	35,015	469,112
	Engineers India, Ltd.	1,882,297	2,717,281
	Entertainment Network India, Ltd.	47,731	276,320
*	Eris Lifesciences, Ltd.	15,171	88,931
*	Eros International Media, Ltd.	140,179	24,305
	Escorts, Ltd.	896,696	6,088,468
	Essel Propack, Ltd.	1,249,663	2,414,403
*	Eveready Industries India, Ltd.	439,798	472,789
	Excel Crop Care, Ltd.	2,462	97,728
	Excel Industries, Ltd.	6,518	77,362
	Exide Industries, Ltd.	2,083,929	5,521,180
*	FDC, Ltd.	461,381	1,034,807
	Federal Bank, Ltd.	12,712,533	16,990,234
*	Federal-Mogul Goetze India, Ltd.	49,416	374,612
	Finolex Cables, Ltd.	595,224	3,232,745
	Finolex Industries, Ltd.	486,581	3,742,255
	Firstsource Solutions, Ltd.	2,917,420	2,076,478
*	Fortis Healthcare, Ltd.	1,051,700	1,837,938
*	Future Enterprises, Ltd.	1,933,513	671,861
	Future Lifestyle Fashions, Ltd.	50,035	326,313
*	Future Retail, Ltd.	807,317	4,849,518
	Gabriel India, Ltd.	886,980	1,157,460
	GAIL India, Ltd.	9,285,447	17,335,197
	Galaxy Surfactants, Ltd.	685	12,502
	Garware Technical Fibres, Ltd.	59,046	958,101
	Gateway Distriparks, Ltd.	750,979	1,176,610
	Gati, Ltd.	515,519	404,716
*	Gayatri Projects, Ltd.	190,466	391,912
	GE Power India, Ltd.	101,694	1,136,378
	GE T&D India, Ltd.	146,056	326,383
	General Insurance Corp. of India	22,374	62,347
	Geojit Financial Services, Ltd.	455,500	163,848
*	GFL, Ltd.	266,329	3,508,381

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	GHCL, Ltd.	427,748	$1,286,270
	GIC Housing Finance, Ltd.	250,117	888,197
	Gillette India, Ltd.	27,507	2,856,868
	GlaxoSmithKline Consumer Healthcare, Ltd.	46,331	4,949,661
	GlaxoSmithKline Pharmaceuticals, Ltd.	42,800	748,340
	Glenmark Pharmaceuticals, Ltd.	1,011,505	6,240,846
	GM Breweries, Ltd.	36,486	207,825
*	GMR Infrastructure, Ltd.	13,976,998	3,042,963
	GOCL Corp., Ltd.	29,857	108,105
	Godfrey Phillips India, Ltd.	145,787	1,469,481
	Godrej Agrovet, Ltd.	4,288	27,116
	Godrej Consumer Products, Ltd.	1,653,463	14,390,175
	Godrej Industries, Ltd.	300,622	2,056,841
*	Godrej Properties, Ltd.	276,006	3,791,326
	Granules India, Ltd.	1,224,667	1,612,589
	Graphite India, Ltd.	284,329	1,262,903
	Grasim Industries, Ltd.	1,172,395	13,304,494
	Great Eastern Shipping Co., Ltd. (The)	541,931	1,852,263
	Greaves Cotton, Ltd.	1,150,901	2,229,095
	Greenpanel Industries, Ltd.	304,107	50,622
	Greenply Industries, Ltd.	316,384	562,685
	Grindwell Norton, Ltd.	58,381	461,418
	GRUH Finance, Ltd.	1,376,257	4,880,989
*	GTL Infrastructure, Ltd.	3,127,799	29,166
	Gujarat Alkalies & Chemicals, Ltd.	273,697	1,650,687
	Gujarat Ambuja Exports, Ltd.	261,074	503,668
	Gujarat Gas, Ltd.	1,267,645	3,156,905
	Gujarat Industries Power Co., Ltd.	230,702	233,183
	Gujarat Mineral Development Corp., Ltd.	966,050	999,298
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	616,618	1,879,043
	Gujarat Pipavav Port, Ltd.	1,452,353	1,645,226
	Gujarat State Fertilizers & Chemicals, Ltd.	886,282	1,037,040
	Gujarat State Petronet, Ltd.	1,593,460	4,926,227
	Gulf Oil Lubricants India, Ltd.	124,557	1,391,131
*	GVK Power & Infrastructure, Ltd.	4,900,817	340,527
	Hatsun Agro Products, Ltd.	66,457	664,402
	Hatsun Agro Products, Ltd.	2,757	21,727
	Havells India, Ltd.	1,508,257	14,093,768
	HBL Power Systems, Ltd.	313,844	89,066
	HCL Technologies, Ltd.	3,553,227	53,256,195
	HDFC Bank, Ltd.	2,994,559	97,592,221
*	HealthCare Global Enterprises, Ltd.	12,428	20,964
	HEG, Ltd.	78,554	1,126,589
	HeidelbergCement India, Ltd.	1,121,415	3,129,972
	Heritage Foods, Ltd.	110,117	565,618
	Hero MotoCorp, Ltd.	396,873	13,478,162
	Hester Biosciences, Ltd.	2,797	62,779
	Hexaware Technologies, Ltd.	1,597,153	8,370,948
	Hikal, Ltd.	351,344	753,497
	HIL, Ltd.	10,997	184,852
	Himachal Futuristic Communications, Ltd.	8,827,474	2,503,080
	Himadri Speciality Chemical, Ltd.	939,511	1,098,576
	Himatsingka Seide, Ltd.	398,183	770,228
	Hindalco Industries, Ltd.	6,540,795	18,019,495
	Hinduja Global Solutions, Ltd.	65,465	562,127
	Hinduja Ventures, Ltd.	12,589	53,319
*	Hindustan Oil Exploration Co., Ltd.	174,296	289,831
	Hindustan Petroleum Corp., Ltd.	3,074,994	11,778,115
	Hindustan Unilever, Ltd.	2,097,223	52,402,341

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Honda SIEL Power Products, Ltd.	9,298	$117,820
	Honeywell Automation India, Ltd.	8,512	2,838,665
*	Hotel Leela Venture, Ltd.	348,455	37,566
*	Housing Development & Infrastructure, Ltd.	4,338,411	749,552
	Housing Development Finance Corp., Ltd.	3,498,747	107,634,558
	HSIL, Ltd.	323,214	1,029,286
	HT Media, Ltd.	738,177	257,233
	Huhtamaki PPL, Ltd.	105,428	341,101
	I G Petrochemicals, Ltd.	92,188	257,740
	ICICI Bank, Ltd., Sponsored ADR	3,501,226	42,749,969
	ICICI Bank, Ltd.	197,870	1,221,135
	ICICI Lombard General Insurance Co., Ltd.	8,106	142,197
	ICICI Prudential Life Insurance Co., Ltd.	708,898	4,123,678
	ICRA, Ltd.	1,187	55,443
*	IDFC First Bank, Ltd.	11,008,851	6,684,053
*	IDFC, Ltd.	8,697,276	4,529,516
*	IFB Industries, Ltd.	34,104	299,283
*	IFCI, Ltd.	9,191,613	965,162
	Igarashi Motors India, Ltd.	11,520	32,819
	IIFL Finance, Ltd.	1,078,536	1,838,726
*	IIFL Securities, Ltd.	1,078,536	3,227,846
*	IIFL Wealth Management, Ltd.	154,077	213,089
*	IL&FS Transportation Networks, Ltd.	531,024	19,681
	India Cements, Ltd. (The)	2,392,911	3,040,922
	India Glycols, Ltd.	130,172	394,495
	Indiabulls Housing Finance, Ltd.	3,027,210	23,471,529
*	Indiabulls Integrated Services, Ltd.	50,548	80,266
*	Indiabulls Real Estate, Ltd.	3,091,140	3,909,362
	Indiabulls Ventures, Ltd.	1,005,797	3,476,055
	Indiabulls Ventures, Ltd.	203,485	341,236
*	Indian Bank	1,398,826	3,796,827
	Indian Hotels Co., Ltd. (The)	2,716,126	5,611,123
	Indian Hume Pipe Co., Ltd.	78,623	322,132
	Indian Oil Corp., Ltd.	6,279,620	12,616,552
*	Indian Overseas Bank	3,449,194	560,549
	Indo Count Industries, Ltd.	856,164	423,065
	Indoco Remedies, Ltd.	286,549	694,310
	Indraprastha Gas, Ltd.	1,810,600	7,972,351
	IndusInd Bank, Ltd.	837,781	17,073,836
	INEOS Styrolution India, Ltd.	25,643	146,735
	Infibeam Avenues, Ltd.	1,622,856	977,597
	Info Edge India, Ltd.	23,881	778,638
#	Infosys, Ltd., Sponsored ADR	7,416,008	83,949,211
	Infosys, Ltd.	12,734,298	145,583,256
	Ingersoll-Rand India, Ltd.	75,325	646,339
*	Inox Leisure, Ltd.	682,582	2,919,480
*	Inox Wind, Ltd.	148,178	118,080
	Insecticides India, Ltd.	31,162	304,265
*	Intellect Design Arena, Ltd.	476,815	1,549,323
	InterGlobe Aviation, Ltd.	473,029	10,711,731
*	International Paper APPM, Ltd.	101,657	637,578
	Ipca Laboratories, Ltd.	401,140	5,548,674
	IRB Infrastructure Developers, Ltd.	1,646,176	2,227,186
	ITC, Ltd.	13,190,874	51,758,752
	ITD Cementation India, Ltd.	529,668	597,786
	J Kumar Infraprojects, Ltd.	287,353	522,642
	Jagran Prakashan, Ltd.	996,847	1,209,244
	Jai Corp., Ltd.	599,093	653,639
	Jain Irrigation Systems, Ltd.	4,317,964	1,279,699

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Jaiprakash Associates, Ltd.	16,895,116	$536,214
*	Jaiprakash Power Ventures, Ltd.	8,915,158	232,148
*	Jammu & Kashmir Bank, Ltd. (The)	2,551,519	1,319,988
	Jamna Auto Industries, Ltd.	2,178,045	1,296,440
	JB Chemicals & Pharmaceuticals, Ltd.	257,188	1,396,702
	JBM Auto, Ltd.	12,091	28,924
	Jindal Poly Films, Ltd.	194,636	658,438
	Jindal Saw, Ltd.	1,698,813	1,658,700
*	Jindal Stainless Hisar, Ltd.	888,373	862,876
*	Jindal Stainless, Ltd.	609,902	260,804
*	Jindal Steel & Power, Ltd.	4,655,371	9,039,309
	JK Cement, Ltd.	196,684	2,743,607
	JK Lakshmi Cement, Ltd.	379,998	1,832,434
	JK Paper, Ltd.	864,045	1,379,688
	JK Tyre & Industries, Ltd.	1,026,899	1,062,402
	JM Financial, Ltd.	2,988,029	2,857,996
	JMC Projects India, Ltd.	108,418	185,398
	Johnson Controls-Hitachi Air Conditioning India, Ltd.	65,246	1,562,388
*	JSW Energy, Ltd.	4,695,264	4,627,158
	JSW Steel, Ltd.	9,387,775	32,182,085
	JTEKT India, Ltd.	156,421	160,310
	Jubilant Foodworks, Ltd.	733,588	12,731,882
	Jubilant Life Sciences, Ltd.	977,854	6,184,023
*	Just Dial, Ltd.	332,855	3,343,486
	Jyothy Labs Ltd.	650,061	1,441,677
	Kajaria Ceramics, Ltd.	903,464	6,186,357
	Kalpataru Power Transmission, Ltd.	619,348	4,320,123
	Kalyani Steels, Ltd.	178,214	441,368
	Kansai Nerolac Paints, Ltd.	652,949	4,022,146
	Karnataka Bank, Ltd. (The)	2,286,724	2,779,923
	Karur Vysya Bank, Ltd. (The)	3,643,279	3,323,875
	Kaveri Seed Co., Ltd.	320,196	2,069,116
	KCP, Ltd. (The)	502,380	532,120
	KEC International, Ltd.	1,216,786	5,418,328
	KEI Industries, Ltd.	638,914	4,071,700
*	Kesoram Industries, Ltd.	8,965	7,835
	Kewal Kiran Clothing, Ltd.	454	6,596
*	Kiri Industries, Ltd.	128,587	903,843
	Kirloskar Brothers, Ltd.	90,012	234,115
	Kirloskar Oil Engines, Ltd.	147,627	363,899
	KNR Constructions, Ltd.	337,355	1,311,790
	Kolte-Patil Developers, Ltd.	311,015	955,716
	Kotak Mahindra Bank, Ltd.	1,786,619	39,265,384
*	KPIT Engineering, Ltd.	1,778,899	2,104,410
*	KPIT Technologies, Ltd.	1,995,890	2,170,364
	KPR Mill, Ltd.	116,394	969,017
	KRBL, Ltd.	641,696	2,061,479
	KSB, Ltd.	20,961	188,320
	L&T Finance Holdings, Ltd.	4,575,301	6,541,323
	LA Opala RG, Ltd.	103,124	268,253
	Lakshmi Machine Works, Ltd.	21,061	1,227,539
*	Lakshmi Vilas Bank, Ltd. (The)	1,096,935	764,588
*	Lanco Infratech, Ltd.	978,499	1,600
	Larsen & Toubro Infotech, Ltd.	178,897	3,923,642
	Larsen & Toubro, Ltd.	2,186,529	43,972,252
	Laurus Labs, Ltd.	55,133	269,416
	LG Balakrishnan & Bros, Ltd.	53,475	174,875
	LIC Housing Finance, Ltd.	2,846,248	21,302,263
	Linde India, Ltd.	52,952	380,533

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	LT Foods, Ltd.	1,278,157	$349,044
	Lumax Industries, Ltd.	11,696	169,380
	Lupin, Ltd.	1,573,979	17,503,861
	LUX Industries, Ltd.	60,119	949,764
	Magma Fincorp, Ltd.	532,874	630,998
	Mahanagar Gas, Ltd.	160,796	1,885,431
	Maharashtra Scooters, Ltd.	6,303	368,346
	Maharashtra Seamless, Ltd.	245,651	1,479,384
	Mahindra & Mahindra Financial Services, Ltd.	2,140,401	9,411,063
	Mahindra & Mahindra, Ltd.	3,281,559	26,070,104
*	Mahindra CIE Automotive, Ltd.	608,742	1,587,218
	Mahindra Holidays & Resorts India, Ltd.	508,148	1,692,175
	Mahindra Lifespace Developers, Ltd.	192,366	1,048,542
	Mahindra Logistics, Ltd.	12,013	70,069
	Maithan Alloys, Ltd.	26,738	178,389
	Majesco, Ltd.	97,897	666,481
	Man Infraconstruction, Ltd.	763,845	263,682
	Manappuram Finance, Ltd.	6,723,216	11,101,077
	Mangalam Cement, Ltd.	821	2,704
	Mangalore Refinery & Petrochemicals, Ltd.	1,640,497	1,445,143
	Marico, Ltd.	3,185,376	16,952,111
	Marksans Pharma, Ltd.	2,335,721	547,098
	Maruti Suzuki India, Ltd.	415,540	32,921,429
	MAS Financial Services, Ltd.	3,933	33,563
	Mastek, Ltd.	86,955	471,262
*	Max Financial Services, Ltd.	1,008,482	6,083,237
*	Max India, Ltd.	836,816	726,867
	Mayur Uniquoters, Ltd.	125,960	453,848
	McLeod Russel India, Ltd.	480,871	72,049
	Meghmani Organics, Ltd.	1,409,203	1,015,219
	Minda Corp., Ltd.	797,530	971,869
	Minda Industries, Ltd.	667,906	2,808,154
	Mindtree, Ltd.	178,842	1,845,144
	MM Forgings, Ltd.	13,582	67,245
	MOIL, Ltd.	702,998	1,380,063
	Monte Carlo Fashions, Ltd.	7,112	25,003
*	Morepen Laboratories, Ltd.	1,896,828	443,382
	Motherson Sumi Systems, Ltd.	5,618,835	8,666,034
	Motilal Oswal Financial Services, Ltd.	247,643	1,870,265
	Mphasis, Ltd.	592,856	8,026,012
	MPS, Ltd.	30,914	216,229
	MRF, Ltd.	9,848	7,632,616
	Multi Commodity Exchange of India, Ltd.	57,372	677,388
	Munjal Showa, Ltd.	24,755	45,421
*	Music Broadcast, Ltd.	71,076	48,281
*	Muthoot Capital Services, Ltd.	35,971	269,105
	Muthoot Finance, Ltd.	1,163,289	10,268,655
*	Nagarjuna Fertilizers & Chemicals, Ltd.	443,570	26,638
*	Narayana Hrudayalaya, Ltd.	27,004	87,124
	Natco Pharma, Ltd.	593,983	4,434,156
	National Aluminium Co., Ltd.	6,055,539	3,986,871
	National Fertilizers, Ltd.	41,533	20,083
	Nava Bharat Ventures, Ltd.	697,414	900,962
	Navin Fluorine International, Ltd.	132,129	1,193,136
	Navneet Education, Ltd.	751,153	1,122,349
	NBCC India, Ltd.	2,976,255	1,827,605
	NCC, Ltd.	5,481,333	5,821,553
	NCL Industries, Ltd.	7,642	11,846
	NESCO, Ltd.	244,504	1,958,264

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Nestle India, Ltd.	102,135	$17,240,778
*	Network18 Media & Investments, Ltd.	337,283	105,488
	Neuland Laboratories, Ltd.	24,295	174,520
	NHPC, Ltd.	10,295,531	3,301,771
	NIIT Technologies, Ltd.	548,859	9,574,263
	NIIT, Ltd.	920,540	1,207,602
	Nilkamal, Ltd.	85,528	1,165,134
	NLC India, Ltd.	749,864	632,015
	NOCIL, Ltd.	873,270	1,117,569
	NRB Bearings, Ltd.	312,497	462,470
	NTPC, Ltd.	6,090,532	11,171,261
	Nucleus Software Exports, Ltd.	56,335	238,774
*	Oberoi Realty, Ltd.	588,106	4,668,670
*	Odisha Cement, Ltd.	424,030	5,715,375
	Oil & Natural Gas Corp., Ltd.	5,749,108	11,530,051
	Oil India, Ltd.	1,066,958	2,459,169
	Omaxe, Ltd.	558,752	1,615,823
	Oracle Financial Services Software, Ltd.	96,551	4,752,723
	Orient Cement, Ltd.	609,895	848,650
	Orient Electric, Ltd.	218,209	486,058
	Orient Paper & Industries, Ltd.	277,986	94,433
	Orient Refractories, Ltd.	203,893	528,626
*	Oriental Bank of Commerce	2,763,175	2,710,060
	Oriental Carbon & Chemicals, Ltd.	6,014	89,959
	Page Industries, Ltd.	31,237	8,199,553
	Paisalo Digital, Ltd.	12,414	74,081
	Panama Petrochem, Ltd.	52,528	55,449
	Parag Milk Foods, Ltd.	297,545	995,222
	PC Jeweller, Ltd.	2,312,953	1,151,157
	Persistent Systems, Ltd.	355,044	2,697,713
	Petronet LNG, Ltd.	5,707,049	19,506,760
	Pfizer, Ltd.	76,735	3,330,572
	Phillips Carbon Black, Ltd.	621,818	1,076,597
	Phoenix Mills, Ltd.(The)	344,000	3,198,031
	PI Industries, Ltd.	581,800	9,278,738
	Pidilite Industries, Ltd.	775,250	13,931,885
	Piramal Enterprises, Ltd.	417,751	10,973,687
	PNB Housing Finance, Ltd.	113,049	1,159,551
	PNC Infratech, Ltd.	95,975	253,830
	Poly Medicure, Ltd.	53,069	133,637
	Polyplex Corp., Ltd.	81,708	541,004
*	Power Finance Corp., Ltd.	5,953,810	9,412,749
	Power Grid Corp. of India, Ltd.	5,373,544	16,520,336
	Power Mech Projects, Ltd.	17,532	240,627
*	Prabhat Dairy, Ltd.	59,997	58,321
	Praj Industries, Ltd.	873,945	1,339,130
*	Prakash Industries, Ltd.	650,924	456,758
	Prestige Estates Projects, Ltd.	858,312	3,157,472
*	Prime Focus, Ltd.	99,429	61,712
	Prism Johnson, Ltd.	469,139	626,474
*	Procter & Gamble Health, Ltd.	50,889	3,505,756
	Procter & Gamble Hygiene & Health Care, Ltd.	29,714	4,696,409
	PSP Projects, Ltd.	11,848	84,681
	PTC India Financial Services, Ltd.	2,393,781	466,365
	PTC India, Ltd.	2,755,823	2,232,358
*	Punjab & Sind Bank	169,733	56,957
*	Punjab National Bank	4,436,746	4,441,285
	Puravankara, Ltd.	339,295	303,698
	PVR, Ltd.	271,563	5,960,466

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Quess Corp., Ltd.	20,324	$127,896
	Quick Heal Technologies, Ltd.	155,325	274,076
	Radico Khaitan, Ltd.	491,262	2,117,172
	Rain Industries Ltd.	1,540,045	1,987,042
	Rajesh Exports, Ltd.	652,804	6,517,394
	Rallis India, Ltd.	694,892	1,604,156
	Ramco Cements, Ltd. (The)	651,764	6,892,631
	Ramco Industries, Ltd.	170,553	410,846
*	Ramco Systems, Ltd.	35,975	101,223
	Ramkrishna Forgings, Ltd.	113,386	753,770
	Rane Holdings, Ltd.	14,529	193,769
	Rashtriya Chemicals & Fertilizers, Ltd.	1,719,753	1,237,864
	Ratnamani Metals & Tubes, Ltd.	41,449	565,915
*	RattanIndia Power, Ltd.	3,571,006	69,850
	Raymond, Ltd.	457,367	4,344,340
	RBL Bank, Ltd.	684,121	3,981,339
	REC, Ltd.	7,282,092	14,787,136
	Redington India, Ltd.	1,789,791	2,807,422
	Relaxo Footwears, Ltd.	206,620	1,244,733
	Reliance Capital, Ltd.	1,198,664	898,058
*	Reliance Communications, Ltd.	12,983,919	271,924
	Reliance Home Finance, Ltd.	1,367,589	197,957
	Reliance Industries, Ltd.	155,156	5,198,988
	Reliance Industries, Ltd.	11,554,051	194,599,169
	Reliance Industries, Ltd., GDR	22,821	767,927
	Reliance Infrastructure, Ltd.	1,022,967	713,376
*	Reliance Power, Ltd.	7,410,211	396,600
	Repco Home Finance, Ltd.	515,881	2,436,564
	Rico Auto Industries, Ltd.	452,332	297,615
*	RP-SG Business Process Services, Ltd.	133,896	776,937
*	Ruchi Soya Industries, Ltd.	695,742	45,517
	Sadbhav Engineering, Ltd.	503,682	1,010,041
	Sadbhav Infrastructure Project, Ltd.	69,153	71,984
	Sagar Cements, Ltd.	4,371	37,070
*	Sanghi Industries, Ltd.	204,903	168,888
	Sanofi India, Ltd.	46,749	4,130,059
	Sarda Energy & Minerals, Ltd.	17,271	41,963
	Saregama India, Ltd.	29,176	225,760
	Sasken Technologies, Ltd.	22,710	164,365
	Savita Oil Technologies, Ltd.	491	7,056
	SBI Life Insurance Co., Ltd.	17,619	203,576
	Schaeffler India, Ltd.	28,128	1,735,732
*	Sequent Scientific, Ltd.	245,726	247,678
	Seshasayee Paper & Boards, Ltd.	621	8,000
	SH Kelkar & Co., Ltd.	108,524	183,416
	Shankara Building Products, Ltd.	37,658	152,333
	Shanthi Gears, Ltd.	11,262	16,096
	Sharda Cropchem, Ltd.	132,225	502,096
	Sharda Motor Industries, Ltd.	6,180	86,353
*	Sheela Foam, Ltd.	4,039	72,740
	Shemaroo Entertainment, Ltd.	14,915	71,703
*	Shilpa Medicare, Ltd.	62,597	323,045
*	Shipping Corp. of India, Ltd.	1,401,161	584,115
	Shoppers Stop, Ltd.	89,085	484,981
	Shree Cement, Ltd.	37,366	10,915,184
	Shriram City Union Finance, Ltd.	34,598	681,347
*	Shriram EPC, Ltd.	65,499	7,382
	Shriram Transport Finance Co., Ltd.	1,045,721	14,633,183
*	Sical Logistics, Ltd.	55,423	46,439

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Siemens, Ltd.	204,302	$3,385,748
	Simplex Infrastructures, Ltd.	55,290	62,624
	Sintex Industries, Ltd.	447,735	15,510
*	Sintex Plastics Technology, Ltd.	4,126,881	304,423
	Siyaram Silk Mills, Ltd.	47,551	174,483
	SJVN, Ltd.	214,741	76,786
	SKF India, Ltd.	91,184	2,431,581
	Skipper, Ltd.	12,136	9,423
	SML ISUZU, Ltd.	58,068	482,124
	Sobha, Ltd.	601,222	4,782,551
	Solar Industries India, Ltd.	125,903	2,071,715
*	Solara Active Pharma Sciences, Ltd.	53,545	262,490
	Somany Ceramics, Ltd.	80,219	409,460
	Sonata Software, Ltd.	727,490	3,411,415
	South Indian Bank, Ltd. (The)	12,187,340	2,160,721
*	Spencer's Retail Ltd.	401,687	402,404
	Srei Infrastructure Finance, Ltd.	1,981,091	341,452
	SRF, Ltd.	233,885	9,149,045
	Srikalahasthi Pipes, Ltd.	101,100	245,930
	Star Cement, Ltd.	178,946	262,666
*	State Bank of India	5,223,159	25,124,778
*	State Bank of India, GDR	13,057	631,260
*	State Bank of India, GDR	1,550	75,020
*	Steel Authority of India, Ltd.	7,668,474	4,736,256
	Sterlite Technologies, Ltd.	1,576,909	3,402,460
	Strides Pharma Science, Ltd.	565,613	3,220,312
	Subros, Ltd.	173,639	495,417
	Sudarshan Chemical Industries	279,818	1,335,234
	Sun Pharmaceutical Industries, Ltd.	2,144,602	13,241,873
	Sun TV Network, Ltd.	1,017,949	6,970,344
	Sundaram Finance Holdings, Ltd.	91,918	98,915
	Sundaram Finance, Ltd.	114,109	2,521,483
	Sundaram-Clayton, Ltd.	6,069	186,472
	Sundram Fasteners, Ltd.	787,785	5,021,587
	Sunteck Realty, Ltd.	408,919	2,285,420
	Suprajit Engineering, Ltd.	250,249	693,716
	Supreme Industries, Ltd.	406,676	6,272,309
	Supreme Petrochem, Ltd.	230,846	613,274
	Surya Roshni, Ltd.	216,890	587,499
	Sutlej Textiles and Industries, Ltd.	7,864	3,121
	Suven Life Sciences, Ltd.	532,736	1,777,081
*	Suzlon Energy, Ltd.	21,192,664	1,288,129
	Swan Energy, Ltd.	50,703	77,214
	Swaraj Engines, Ltd.	21,440	321,909
	Symphony, Ltd.	120,660	2,096,630
*	Syndicate Bank	7,743,957	3,564,493
	Syngene International, Ltd.	501,629	2,190,505
	TAKE Solutions, Ltd.	739,289	1,018,590
	Tamil Nadu Newsprint & Papers, Ltd.	173,522	390,905
	Tasty Bite Eatables, Ltd.	225	27,488
	Tata Chemicals, Ltd.	763,814	6,410,528
	Tata Communications, Ltd.	709,341	4,820,325
	Tata Consultancy Services, Ltd.	3,896,968	124,468,470
	Tata Elxsi, Ltd.	226,824	2,094,799
	Tata Global Beverages, Ltd.	3,770,151	13,689,097
	Tata Metaliks, Ltd.	167,122	1,270,813
#*	Tata Motors, Ltd., Sponsored ADR	247,865	2,406,769
*	Tata Motors, Ltd.	14,221,985	27,852,163
	Tata Power Co., Ltd. (The)	7,686,521	6,734,986

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Tata Sponge Iron, Ltd.	200,659	$1,332,435
	Tata Steel, Ltd.	4,327,725	27,096,581
*	Tata Teleservices Maharashtra, Ltd.	1,736,742	75,622
	TCI Express, Ltd.	167,462	1,378,619
	Tech Mahindra, Ltd.	3,446,620	31,703,452
*	Techno Electric & Engineering Co., Ltd.	251,349	925,617
	Tejas Networks, Ltd.	29,014	38,280
	Texmaco Rail & Engineering, Ltd.	784,559	542,676
	Thermax, Ltd.	157,398	2,499,622
	Thirumalai Chemicals, Ltd.	761,920	694,320
	Thomas Cook India, Ltd.	407,390	1,105,306
	Thyrocare Technologies, Ltd.	64,929	421,965
*	TI Financial Holdings, Ltd.	481,315	3,198,100
	Tide Water Oil Co India, Ltd.	7,027	457,010
	Time Technoplast, Ltd.	1,091,465	1,256,965
	Timken India, Ltd.	169,851	1,721,902
	Tinplate Co. of India, Ltd. (The)	366,355	583,445
	Titagarh Wagons, Ltd.	530,117	270,739
	Titan Co., Ltd.	1,325,225	20,242,888
	Torrent Pharmaceuticals, Ltd.	366,183	8,852,967
	Torrent Power, Ltd.	1,520,927	6,708,624
	Tourism Finance Corp. of India, Ltd.	64,118	55,791
	Transport Corp. of India, Ltd.	362,262	1,389,559
	Trent, Ltd.	335,830	1,934,966
	Trident, Ltd.	1,210,058	928,792
	Triveni Engineering & Industries, Ltd.	1,082,175	858,308
	Triveni Turbine, Ltd.	689,421	1,023,941
	TTK Prestige, Ltd.	31,906	2,510,399
	Tube Investments of India, Ltd.	477,002	2,401,406
	TV Today Network, Ltd.	297,942	1,166,005
*	TV18 Broadcast, Ltd.	6,228,318	1,952,465
	TVS Motor Co., Ltd.	834,521	4,467,237
	TVS Srichakra, Ltd.	23,344	537,376
*	UCO Bank	2,792,009	671,134
	Uflex, Ltd.	384,134	1,221,297
	UFO Moviez India, Ltd.	86,603	200,687
	UltraTech Cement, Ltd.	284,318	17,833,876
	Unichem Laboratories, Ltd.	294,836	717,359
*	Union Bank of India	5,701,108	5,560,176
	Uniply Industries, Ltd.	31,980	23,228
*	Unitech, Ltd.	12,599,900	182,119
	United Breweries, Ltd.	477,376	9,788,119
*	United Spirits, Ltd.	1,664,465	14,297,617
	UPL, Ltd.	5,059,981	43,553,696
*	V2 Retail, Ltd.	47,260	93,762
	VA Tech Wabag, Ltd.	295,520	1,240,541
	Vaibhav Global, Ltd.	29,811	391,073
	Vakrangee, Ltd.	2,783,260	1,370,318
	Vardhman Textiles, Ltd.	165,854	2,195,794
	Varun Beverages, Ltd.	3,116	29,056
	Varun Beverages, Ltd.	1,558	14,471
	Vedanta, Ltd.	14,221,836	31,533,093
#	Vedanta, Ltd., ADR	402,259	3,511,721
	Venky's India, Ltd.	74,810	1,332,543
	Vesuvius India, Ltd.	8,399	121,846
	V-Guard Industries, Ltd.	1,456,535	4,931,288
	Vinati Organics, Ltd.	123,107	3,241,711
	Vindhya Telelinks, Ltd.	15,571	209,708
	VIP Industries, Ltd.	758,423	4,180,462

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Visaka Industries, Ltd.	8,808	$34,223
	V-Mart Retail, Ltd.	51,305	1,388,387
*	Vodafone Idea, Ltd.	58,779,832	5,887,205
	Voltas, Ltd.	486,941	4,092,242
	VRL Logistics, Ltd.	421,724	1,449,549
	VST Industries, Ltd.	26,896	1,307,577
	VST Tillers Tractors, Ltd.	10,910	159,142
	WABCO India, Ltd.	30,963	2,730,287
	Welspun Corp., Ltd.	1,136,481	1,861,497
	Welspun Enterprises, Ltd.	592,682	875,461
	Welspun India, Ltd.	3,517,899	2,583,133
	West Coast Paper Mills, Ltd.	280,000	893,796
	Wheels India, Ltd.	4,388	42,590
	Whirlpool of India, Ltd.	150,593	3,399,449
	Wipro, Ltd.	6,302,884	24,305,881
*	Wockhardt, Ltd.	337,442	1,518,247
	Wonderla Holidays, Ltd.	58,499	212,258
	Yes Bank, Ltd.	12,651,241	16,397,399
	Zee Entertainment Enterprises, Ltd.	2,327,938	12,170,507
	Zee Learn, Ltd.	431,939	127,983
*	Zee Media Corp., Ltd.	1,064,318	181,516
	Zensar Technologies, Ltd.	656,787	2,007,100
*	Zuari Agro Chemicals, Ltd.	17,382	28,427
	Zydus Wellness, Ltd.	58,987	1,286,713
TOTAL INDIA			3,429,067,708
INDONESIA — (2.9%)
	Ace Hardware Indonesia Tbk PT	76,806,500	10,035,401
	Adaro Energy Tbk PT	202,749,200	18,232,921
	Adhi Karya Persero Tbk PT	28,379,479	2,981,908
*	Agung Podomoro Land Tbk PT	82,632,200	1,186,539
	AKR Corporindo Tbk PT	14,137,000	4,013,645
*	Alam Sutera Realty Tbk PT	151,338,100	3,571,159
*	Alfa Energi Investama Tbk PT	146,600	26,458
	Aneka Tambang Tbk PT	121,818,919	8,025,103
	Arwana Citramulia Tbk PT	18,995,100	765,023
	Asahimas Flat Glass Tbk PT	476,500	179,702
	Astra Agro Lestari Tbk PT	4,909,122	3,485,301
	Astra Graphia Tbk PT	2,554,000	208,002
	Astra International Tbk PT	96,796,300	47,975,118
	Astra Otoparts Tbk PT	910,000	93,060
*	Astrindo Nusantara Infrastructure Tbk PT	23,591,300	84,065
*	Asuransi Kresna Mitra Tbk PT	1,160,200	72,006
*	Bakrie and Brothers Tbk PT	1,971,645	7,033
*	Bakrie Telecom Tbk PT	35,294,139	125,898
*	Bank Artha Graha Internasional Tbk PT	18,584,000	94,104
*	Bank Bukopin Tbk	61,871,400	1,312,103
	Bank Central Asia Tbk PT	27,523,400	60,424,230
	Bank Danamon Indonesia Tbk PT	12,730,654	4,603,752
*	Bank Ina Perdana PT	2,332,500	152,138
	Bank Mandiri Persero Tbk PT	45,472,536	25,582,574
	Bank Maybank Indonesia Tbk PT	3,700,300	68,028
	Bank Negara Indonesia Persero Tbk PT	43,946,630	26,345,712
*	Bank Pan Indonesia Tbk PT	39,963,100	4,090,015
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	38,304,100	4,329,442
	Bank Pembangunan Daerah Jawa Timur Tbk PT	53,491,800	2,438,542
*	Bank Permata Tbk PT	37,691,119	2,536,275
	Bank Rakyat Indonesia Agroniaga Tbk PT	818,600	16,328
	Bank Rakyat Indonesia Persero Tbk PT	281,291,900	89,135,198

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Bank Tabungan Negara Persero Tbk PT	48,069,235	$8,352,900
	Barito Pacific Tbk PT	62,430,800	17,215,701
	Bayan Resources Tbk PT	949,000	1,141,275
	Bekasi Fajar Industrial Estate Tbk PT	62,468,700	1,411,854
*	Berlian Laju Tanker Tbk PT	26,853,166	95,788
*	Bintang Oto Global Tbk PT	1,919,800	93,147
	BISI International Tbk PT	12,624,712	1,276,553
	Blue Bird Tbk PT	780,400	156,415
*	Buana Lintas Lautan Tbk PT	11,203,400	167,443
	Bukit Asam Tbk PT	40,830,500	7,935,216
*	Bumi Resources Tbk PT	73,157,800	559,725
*	Bumi Serpong Damai Tbk PT	63,816,600	6,405,751
*	Bumi Teknokultura Unggul Tbk PT	24,398,900	128,755
	Catur Sentosa Adiprana Tbk PT	864,200	31,590
	Charoen Pokphand Indonesia Tbk PT	45,566,660	17,436,379
	Ciputra Development Tbk PT	144,789,515	12,694,287
*	Citra Marga Nusaphala Persada Tbk PT	13,387,781	1,297,487
*	City Retail Developments Tbk PT	11,633,200	116,234
*	Clipan Finance Indonesia Tbk PT	2,919,000	65,986
*	Delta Dunia Makmur Tbk PT	93,016,100	3,198,242
	Dharma Satya Nusantara Tbk PT	3,624,400	89,985
*	Eagle High Plantations Tbk PT	152,987,200	1,555,227
	Elnusa Tbk PT	58,342,800	1,490,668
*	Energi Mega Persada Tbk PT	37,164,601	145,341
	Erajaya Swasembada Tbk PT	18,791,100	2,797,933
	Fajar Surya Wisesa Tbk PT	799,700	453,859
*	Gajah Tunggal Tbk PT	25,364,600	1,244,065
*	Garuda Indonesia Persero Tbk PT	53,467,553	1,523,370
	Global Mediacom Tbk PT	102,651,300	2,835,916
	Gudang Garam Tbk PT	3,528,800	18,956,371
*	Hanson International Tbk PT	640,185,300	4,703,616
	Harum Energy Tbk PT	11,509,900	1,082,223
	Hexindo Adiperkasa Tbk PT	615,356	147,459
	Indah Kiat Pulp & Paper Corp. Tbk PT	20,860,000	11,008,439
	Indika Energy Tbk PT	21,820,100	2,291,205
	Indo Tambangraya Megah Tbk PT	4,621,400	5,521,502
	Indocement Tunggal Prakarsa Tbk PT	4,897,900	7,781,100
*	Indofarma Persero Tbk PT	155,600	24,362
	Indofood CBP Sukses Makmur Tbk PT	10,648,700	8,099,044
	Indofood Sukses Makmur Tbk PT	45,592,600	22,891,027
	Indomobil Sukses Internasional Tbk PT	4,812,900	817,568
	Indo-Rama Synthetics Tbk PT	151,200	48,134
*	Indosat Tbk PT	8,142,100	1,975,933
	Industri dan Perdagangan Bintraco Dharma Tbk PT	15,258,000	269,495
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	10,322,500	743,751
*	Inti Agri Resources Tbk PT	10,879,700	40,391
*	Intikeramik Alamasri Industri Tbk PT	8,259,500	82,432
	Intiland Development Tbk PT	96,109,400	3,031,334
	Japfa Comfeed Indonesia Tbk PT	58,495,800	6,648,915
	Jasa Marga Persero Tbk PT	14,394,493	6,113,304
	Jaya Real Property Tbk PT	4,191,500	165,836
	Kalbe Farma Tbk PT	87,111,000	9,102,317
	Kapuas Prima Coal Tbk PT	30,651,900	1,192,087
*	Kawasan Industri Jababeka Tbk PT	156,386,645	3,433,090
	KMI Wire & Cable Tbk PT	29,680,500	1,268,194
*	Krakatau Steel Persero Tbk PT	49,581,737	1,220,143
*	Kresna Graha Investama Tbk PT	101,741,900	4,170,011
	Link Net Tbk PT	4,608,400	1,484,731
*	Lippo Cikarang Tbk PT	24,347,785	2,877,917

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Lippo Karawaci Tbk PT	541,349,162	$10,787,726
*	M Cash Integrasi PT	671,800	173,397
	Malindo Feedmill Tbk PT	15,654,700	1,235,781
	Matahari Department Store Tbk PT	20,267,800	5,347,420
	Mayora Indah Tbk PT	43,391,825	7,695,205
*	Medco Energi Internasional Tbk PT	99,815,500	6,008,328
	Media Nusantara Citra Tbk PT	60,217,593	5,877,159
*	Mega Manunggal Property Tbk PT	2,062,900	53,553
	Metrodata Electronics Tbk PT	3,461,400	319,352
	Metropolitan Kentjana Tbk PT	11,400	12,478
*	Minna Padi Investama Sekuritas Tbk PT	121,800	6,625
	Mitra Adiperkasa Tbk PT	103,815,100	6,985,414
	Mitra Keluarga Karyasehat Tbk PT	9,706,900	1,402,972
*	MNC Investama Tbk PT	192,282,200	1,067,681
*	MNC Land Tbk PT	269,000	2,570
*	MNC Sky Vision Tbk PT	2,015,900	142,465
	Modernland Realty Tbk PT	53,517,000	1,004,359
*	Multipolar Tbk PT	30,919,200	235,295
	Nippon Indosari Corpindo Tbk PT	20,103,089	1,847,838
	Pabrik Kertas Tjiwi Kimia Tbk PT	4,890,800	4,155,979
*	Pacific Strategic Financial Tbk PT	284,700	13,406
	Pakuwon Jati Tbk PT	176,706,900	9,231,911
	Pan Brothers Tbk PT	42,792,100	2,186,108
*	Panin Financial Tbk PT	214,338,500	5,337,936
*	Paninvest Tbk PT	5,860,000	569,142
*	Pelat Timah Nusantara Tbk PT	115,100	10,924
*	Pelayaran Tamarin Samudra Tbk PT	23,224,000	807,535
	Perusahaan Gas Negara Tbk PT	61,588,200	8,947,751
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	49,566,800	3,737,013
*	Pool Advista Indonesia Tbk PT	8,941,700	1,230,766
	PP Persero Tbk PT	40,611,490	6,163,034
	PP Properti Tbk PT	78,481,600	635,957
	Puradelta Lestari Tbk PT	24,501,800	530,361
	Ramayana Lestari Sentosa Tbk PT	30,275,400	2,900,945
	Resource Alam Indonesia Tbk PT	2,034,000	31,664
*	Rimo International Lestari Tbk PT	151,291,900	1,414,930
	Salim Ivomas Pratama Tbk PT	47,502,100	1,136,880
*	Sampoerna Agro PT	5,442,659	884,336
	Sarana Menara Nusantara Tbk PT	10,301,600	542,497
	Sawit Sumbermas Sarana Tbk PT	54,905,800	3,950,188
	Selamat Sempurna Tbk PT	17,373,600	1,912,884
	Semen Baturaja Persero Tbk PT	13,569,800	957,326
	Semen Indonesia Persero Tbk PT	12,056,700	10,960,001
*	Sentul City Tbk PT	302,128,200	3,189,903
*	Siloam International Hospitals Tbk PT	2,277,725	1,020,972
	Sinar Mas Multiartha Tbk PT	278,500	177,257
*	Sitara Propertindo Tbk PT	29,967,500	1,591,851
*	Smartfren Telecom Tbk PT	16,495,700	202,989
	Sri Rejeki Isman Tbk PT	153,300,900	3,819,204
*	Sugih Energy Tbk PT	58,447,900	208,489
	Sumber Alfaria Trijaya Tbk PT	969,100	66,428
	Summarecon Agung Tbk PT	76,198,964	7,162,634
	Surya Citra Media Tbk PT	42,573,600	4,681,440
*	Surya Esa Perkasa Tbk PT	22,019,400	456,883
	Surya Semesta Internusa Tbk PT	62,652,600	3,609,447
	Telekomunikasi Indonesia Persero Tbk PT	55,290,600	16,873,673
#	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	937,901	28,258,957
	Tempo Scan Pacific Tbk PT	1,009,000	112,905
*	Tiga Pilar Sejahtera Food Tbk	35,980,639	80,858

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Timah Tbk PT	44,729,567	$3,282,837
	Tiphone Mobile Indonesia Tbk PT	20,448,600	551,243
	Total Bangun Persada Tbk PT	12,914,800	474,320
*	Totalindo Eka Persada Tbk PT	19,260,400	843,768
	Tower Bersama Infrastructure Tbk PT	14,623,400	4,377,475
*	Trada Alam Minera Tbk PT	173,119,000	1,454,151
	Trias Sentosa Tbk PT	3,690,500	103,735
	Tunas Baru Lampung Tbk PT	28,487,900	1,631,320
	Tunas Ridean Tbk PT	8,038,500	590,577
	Ultrajaya Milk Industry & Trading Co. Tbk PT	10,826,300	1,158,071
	Unilever Indonesia Tbk PT	5,280,300	16,361,825
	United Tractors Tbk PT	12,544,046	22,218,781
*	Vale Indonesia Tbk PT	24,344,650	5,210,315
*	Visi Media Asia Tbk PT	82,276,300	656,001
	Waskita Beton Precast Tbk PT	157,393,100	4,056,754
	Waskita Karya Persero Tbk PT	63,395,051	9,179,345
	Wijaya Karya Beton Tbk PT	49,024,000	2,037,308
	Wijaya Karya Persero Tbk PT	42,376,822	7,003,062
*	XL Axiata Tbk PT	36,658,800	8,400,264
TOTAL INDONESIA			820,865,940
MALAYSIA — (2.9%)
	Duopharma Biotech Bhd	1,039,919	341,344
#	7-Eleven Malaysia Holdings Bhd, Class B	2,198,485	787,073
#	Aeon Co. M Bhd	5,510,600	2,301,848
	AEON Credit Service M Bhd	852,240	3,413,936
	AFFIN Bank Bhd	4,133,066	2,019,400
	AirAsia Group Bhd	19,025,600	9,005,008
#*	AirAsia X Bhd	27,168,600	1,476,091
	Ajinomoto Malaysia Bhd	32,600	137,517
	Alliance Bank Malaysia Bhd	8,334,800	7,413,987
	Allianz Malaysia Bhd	27,400	92,231
	AMMB Holdings Bhd	13,322,950	13,628,007
	Amway Malaysia Holdings Bhd	101,900	148,309
#	Ann Joo Resources Bhd	2,539,950	918,636
	APM Automotive Holdings Bhd	189,700	115,353
	Astro Malaysia Holdings Bhd	10,223,300	3,579,483
*	ATA IMS Bhd	27,500	9,798
#	Axiata Group Bhd	16,986,508	20,626,305
	Batu Kawan Bhd	387,650	1,534,501
*	Benalec Holdings Bhd	937,000	37,309
*	Berjaya Assets Bhd	1,549,900	108,452
*	Berjaya Corp. Bhd	39,012,163	2,455,549
	Berjaya Food Bhd	245,400	96,134
*	Berjaya Land Bhd	3,329,400	132,925
	Berjaya Sports Toto Bhd	6,562,598	4,175,307
*	Bermaz Auto Bhd	7,041,000	4,343,699
	BIMB Holdings Bhd	4,251,199	4,304,429
#*	Borneo Oil Bhd	9,879,600	106,065
#	Boustead Holdings Bhd	4,950,731	1,365,320
	Boustead Plantations Bhd	3,265,000	552,664
	British American Tobacco Malaysia Bhd	913,600	4,989,535
#*	Bumi Armada Bhd	33,320,450	1,839,000
	Bursa Malaysia Bhd	6,493,400	10,603,909
	CAB Cakaran Corp. Bhd	2,175,800	260,056
#	Cahya Mata Sarawak Bhd	4,730,400	3,251,623
	Can-One Bhd	637,500	504,559
#	Carlsberg Brewery Malaysia Bhd, Class B	1,369,000	7,982,403
	CB Industrial Product Holding Bhd	3,066,720	726,294

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	CIMB Group Holdings Bhd	20,313,521	$24,925,613
	CJ Century Logistics Holdings Bhd, Class B	174,800	18,993
*	Coastal Contracts Bhd	1,852,777	440,771
	Comfort Glove Bhd	307,200	59,393
#	CSC Steel Holdings Bhd	1,215,100	306,539
#	Cypark Resources Bhd	2,675,950	929,161
	D&O Green Technologies Bhd	7,692,000	1,046,705
#	Dagang NeXchange Bhd	13,846,300	913,564
#	Datasonic Group Bhd	6,968,000	1,138,292
#*	Dayang Enterprise Holdings Bhd	6,971,712	2,402,418
	Dialog Group Bhd	8,683,584	7,243,824
	DiGi.Com Bhd	13,024,220	15,742,152
#	DRB-Hicom Bhd	11,253,400	7,190,809
	Dutch Lady Milk Industries Bhd	81,000	1,247,878
*	Eastern & Oriental Bhd	8,628,453	1,666,516
#*	Eco World Development Group Bhd	5,608,800	1,064,657
#*	Eco World International Bhd	504,300	78,009
	Econpile Holdings Bhd	598,250	116,263
#	Ekovest BHD	14,249,450	2,857,515
	Engtex Group Bhd	938,500	156,559
#	Evergreen Fibreboard Bhd	6,808,950	492,418
#*	FGV Holdings Bhd	21,639,300	5,905,077
	Fraser & Neave Holdings Bhd	225,000	1,879,704
	Frontken Corp. Bhd	9,167,100	3,429,433
#	Gabungan AQRS Bhd	3,244,007	1,094,763
#	Gadang Holdings Bhd	7,124,700	1,417,464
	Gamuda Bhd	9,473,300	8,489,202
#	Gas Malaysia Bhd	568,700	388,470
	Genting Bhd	15,146,900	25,154,106
	Genting Malaysia Bhd	10,471,000	9,781,624
	Genting Plantations Bhd	1,177,900	2,768,804
#	George Kent Malaysia Bhd	5,352,087	1,494,045
#	Globetronics Technology Bhd	6,838,845	2,923,965
	Glomac Bhd	2,896,640	273,137
	Guan Chong Bhd	331,100	288,350
	GuocoLand Malaysia Bhd	910,900	158,515
#	Hai-O Enterprise Bhd	1,922,100	1,055,650
	HAP Seng Consolidated Bhd	6,282,940	15,047,843
	Hap Seng Plantations Holdings Bhd	1,275,600	479,995
	Hartalega Holdings Bhd	8,815,200	10,554,017
#	Heineken Malaysia Bhd	879,200	4,842,111
#*	Hengyuan Refining Co. Bhd	1,526,500	1,845,691
#	HeveaBoard Bhd	5,229,900	764,408
	Hiap Teck Venture Bhd	10,677,200	577,689
#*	Hibiscus Petroleum Bhd	6,806,700	1,712,844
	Hock Seng LEE Bhd	1,449,813	485,053
	Hong Leong Bank Bhd	1,657,965	7,200,288
	Hong Leong Financial Group Bhd	1,446,498	6,296,320
#	Hong Leong Industries Bhd	544,000	1,457,282
#*	HSS Engineers Bhd	1,966,100	502,271
	Hup Seng Industries Bhd	1,335,300	300,559
	I-Bhd	1,185,700	100,183
	IGB Bhd	478,372	316,569
	IHH Healthcare Bhd	3,685,500	5,102,783
	IJM Corp. Bhd	22,072,326	12,421,507
	IJM Plantations Bhd	1,227,800	427,897
#	Inari Amertron Bhd	23,857,032	9,434,984
	Inch Kenneth Kajang Rubber P.L.C.	113,000	16,045
	Insas Bhd	6,381,202	1,261,955

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	IOI Corp. Bhd	10,874,577	$11,013,262
#	IOI Properties Group Bhd	9,388,519	2,856,938
*	Iris Corp. Bhd	17,215,200	644,194
#*	Iskandar Waterfront City Bhd	6,908,500	1,621,905
#*	JAKS Resources Bhd	7,446,100	1,397,945
	Jaya Tiasa Holdings Bhd	4,826,939	567,052
*	JCY International Bhd	4,562,600	203,675
	JHM Consolidation Bhd	1,088,100	329,201
#	Karex Bhd	2,393,725	316,916
	Keck Seng Malaysia Bhd	338,000	383,051
	Kenanga Investment Bank Bhd	1,702,720	234,364
	Kerjaya Prospek Group Bhd	2,152,560	743,318
	Kim Loong Resources Bhd	865,260	245,068
	Kimlun Corp. Bhd	881,442	296,605
#*	KNM Group Bhd	24,905,181	2,423,615
	Kossan Rubber Industries	7,260,000	7,155,568
	KPJ Healthcare Bhd	8,942,700	2,022,361
*	Kretam Holdings Bhd	4,698,400	431,267
*	KSL Holdings Bhd	6,620,111	1,338,167
#	Kuala Lumpur Kepong Bhd	1,568,722	8,967,677
	Kumpulan Fima BHD	909,400	385,353
	Kumpulan Perangsang Selangor Bhd	2,363,961	526,733
*	Kwantas Corp. BHD	23,900	4,113
	Land & General Bhd	22,149,620	854,793
*	Landmarks Bhd	1,904,692	276,601
	LBS Bina Group Bhd	8,863,200	1,136,165
	Lii Hen Industries Bhd	1,273,600	909,399
	Lingkaran Trans Kota Holdings Bhd	1,146,400	1,277,110
*	Lion Industries Corp. Bhd	3,871,900	470,152
	Lotte Chemical Titan Holding Bhd	11,300	7,731
#	LPI Capital Bhd	458,740	1,737,116
#	Magni-Tech Industries Bhd	956,700	1,121,869
#	Magnum Bhd	5,294,200	3,430,996
	Mah Sing Group Bhd	13,143,051	2,939,530
#	Malakoff Corp. Bhd	11,529,700	2,508,496
	Malayan Banking Bhd	17,682,758	36,989,257
#	Malayan Flour Mills Bhd	4,397,100	710,866
*	Malayan United Industries Bhd	3,994,900	221,471
	Malaysia Airports Holdings Bhd	6,844,245	13,863,617
	Malaysia Building Society Bhd	16,262,502	3,420,773
#*	Malaysia Marine and Heavy Engineering Holdings Bhd	2,804,100	613,410
*	Malaysian Bulk Carriers Bhd	4,295,323	613,556
	Malaysian Pacific Industries Bhd	1,176,925	2,592,084
	Malaysian Resources Corp. Bhd	21,247,000	4,664,778
#	Malton Bhd	4,585,100	593,668
#	Matrix Concepts Holdings Bhd	4,223,937	1,942,211
	Maxis Bhd	6,382,015	8,770,301
#	MBM Resources BHD	1,568,210	1,250,166
	Media Chinese International, Ltd.	905,600	38,289
#*	Media Prima Bhd	8,765,820	1,015,699
#	Mega First Corp. Bhd	1,441,400	1,323,112
	MISC Bhd	5,939,660	10,362,183
	Mitrajaya Holdings Bhd	2,660,980	212,085
#	MKH Bhd	3,092,375	904,848
#	MMC Corp. Bhd	7,112,200	1,889,736
*	MNRB Holdings Bhd	3,915,340	1,060,221
*	MPHB Capital Bhd	958,500	270,656
#	Muda Holdings Bhd	971,100	388,216
*	Mudajaya Group Bhd	3,825,410	276,147

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Muhibbah Engineering M Bhd	3,951,700	$2,562,817
*	Mulpha International Bhd	1,885,140	962,520
#	My EG Services Bhd	14,815,200	5,520,392
*	Naim Holdings Bhd	118,650	25,297
	Nestle Malaysia Bhd	120,500	4,336,631
#	NTPM Holdings Bhd	1,527,800	151,809
#*	OCK Group Bhd	2,278,500	293,486
	Oriental Holdings BHD	826,940	1,313,601
	OSK Holdings Bhd	8,497,267	1,919,497
#	Padini Holdings Bhd	5,507,500	4,693,853
	Panasonic Manufacturing Malaysia Bhd	84,700	821,452
	Pantech Group Holdings Bhd	1,728,110	208,882
	Paramount Corp. Bhd	2,015,075	736,772
*	Parkson Holdings Bhd	189,816	11,666
#*	Pentamaster Corp. Bhd	3,059,430	2,578,728
*	PESTECH International Bhd	1,521,400	528,732
#	Petron Malaysia Refining & Marketing Bhd	878,100	1,270,185
	Petronas Chemicals Group Bhd	11,971,700	21,696,707
	Petronas Dagangan Bhd	1,079,700	6,130,121
	Petronas Gas Bhd	2,236,708	8,705,291
#	PIE Industrial Bhd	1,058,600	320,716
#	Pos Malaysia Bhd	3,411,900	1,426,595
	PPB Group Bhd	2,431,540	11,019,073
	Press Metal Aluminium Holdings Bhd	10,166,080	11,180,015
	Public Bank Bhd	11,077,811	58,683,606
#	QL Resources Bhd	5,303,687	8,822,130
	Ranhill Holdings Bhd	674,160	208,430
	RGB International Bhd	7,248,228	357,772
	RHB Bank Bhd	5,884,619	7,833,753
*	Rimbunan Sawit Bhd	1,063,700	46,169
	Salcon Bhd	7,065,587	408,203
	Sam Engineering & Equipment M Bhd	87,300	177,232
	Sapura Energy Bhd	51,071,188	3,682,509
#	Sarawak Oil Palms Bhd	951,691	526,583
	Scientex Bhd	2,483,228	5,069,268
	SEG International BHD	533,828	81,373
	Selangor Dredging Bhd	240,900	39,599
#	Serba Dinamik Holdings Bhd	3,837,000	3,716,380
	Shangri-La Hotels Malaysia Bhd	382,300	486,879
	SHL Consolidated Bhd	133,000	78,123
	Sime Darby Bhd	10,294,487	5,444,300
#	Sime Darby Plantation Bhd	10,082,687	11,239,187
	Sime Darby Property Bhd	7,999,887	1,888,751
#*	Sino Hua-An International Bhd	5,822,400	237,762
	SKP Resources Bhd	9,109,000	2,726,259
	SP Setia Bhd Group	4,849,459	2,295,365
	Star Media Group Bhd	1,604,400	242,500
*	Sumatec Resources Bhd	4,417,200	37,592
	Sunway Bhd	15,317,171	6,145,432
#	Sunway Construction Group Bhd	3,577,519	1,876,702
#	Supermax Corp. Bhd	12,595,500	5,035,578
	Suria Capital Holdings Bhd	335,580	113,542
#	Syarikat Takaful Malaysia Keluarga Bhd	3,288,600	4,851,486
	Ta Ann Holdings Bhd	2,387,524	1,299,940
	TA Enterprise Bhd	12,862,100	1,992,492
#	TA Global Bhd	9,633,540	582,600
#	Taliworks Corp. Bhd	2,956,666	646,060
	Tambun Indah Land Bhd	2,204,100	426,257
	Tan Chong Motor Holdings Bhd	1,342,000	473,798

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	TDM Bhd	7,177,930	$329,365
	Telekom Malaysia Bhd	6,899,602	6,823,677
	Tenaga Nasional Bhd	9,934,181	33,162,521
*	TH Plantations Bhd	739,740	87,853
	Thong Guan Industries Bhd	333,000	204,191
	TIME dotCom Bhd	1,663,760	3,626,318
	Top Glove Corp. Bhd	14,688,720	16,118,130
	Tropicana Corp. Bhd	5,552,890	1,155,701
	TSH Resources Bhd	3,091,050	680,857
	Tune Protect Group Bhd	6,073,800	1,017,674
	Uchi Technologies Bhd	2,598,640	1,707,239
	UEM Edgenta Bhd	2,626,600	1,913,699
	UEM Sunrise Bhd	19,682,945	3,801,501
	UMW Holdings Bhd	3,517,606	4,307,288
	Unisem M Bhd	29,700	16,149
	United Malacca Bhd	218,650	270,178
	United Plantations Bhd	174,800	1,093,191
	UOA Development Bhd	5,331,700	2,685,166
*	Velesto Energy Bhd	34,363,592	2,605,587
	ViTrox Corp. Bhd	886,100	1,497,310
*	Vivocom International Holdings Bhd	10,418,833	38,007
*	Vizione Holdings Bhd	1,065,742	249,506
	VS Industry Bhd	15,204,400	4,398,366
#*	Wah Seong Corp. Bhd	3,193,739	540,608
#*	WCE Holdings Bhd	1,397,100	189,559
#	WCT Holdings Bhd	12,154,989	3,350,786
	Wellcall Holdings Bhd	3,231,850	907,246
	Westports Holdings Bhd	6,865,600	6,641,841
#	WTK Holdings Bhd	2,932,850	368,240
#	Yinson Holdings Bhd	3,110,500	5,229,092
	YNH Property Bhd	4,424,693	2,994,310
	YTL Corp. Bhd	38,665,012	9,621,146
*	YTL Land & Development Bhd	282,800	22,923
	YTL Power International Bhd	11,218,459	2,117,047
	Zhulian Corp. Bhd	129,566	51,188
TOTAL MALAYSIA			833,850,277
MEXICO — (2.8%)
#	ALEATICA S.A.B. de C.V.	54,542	46,932
#	Alfa S.A.B. de C.V., Class A	30,738,314	26,626,105
	Alpek S.A.B. de C.V.	7,322,228	7,913,031
#*	Alsea S.A.B. de C.V.	6,393,511	13,068,101
	America Movil S.A.B. de C.V.	48,410,715	33,926,340
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	4,015,002	56,169,878
#	Arca Continental S.A.B. de C.V.	2,458,273	13,062,472
#*	Axtel S.A.B. de C.V.	11,457,858	1,482,773
#	Banco del Bajio SA	369,467	694,254
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR	1,078,523	7,657,513
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	5,889,476	8,374,573
#	Becle S.A.B. de C.V.	959,675	1,424,708
*	Bio Pappel S.A.B. de C.V.	222,356	300,516
	Bolsa Mexicana de Valores S.A.B. de C.V.	4,365,169	7,254,876
#	Cemex S.A.B. de C.V.	19,242,144	6,847,899
	Cemex S.A.B. de C.V., Sponsored ADR	5,092,821	18,130,443
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	139,908	8,581,957
#	Coca-Cola Femsa S.A.B. de C.V.	328,303	2,019,799
	Consorcio ARA S.A.B. de C.V.	11,454,755	2,390,921

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR	409,913	$4,013,048
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	1,056,165	1,033,913
*	Corp Interamericana de Entretenimiento S.A.B. de C.V., Class B	222,600	153,908
	Corp. Actinver S.A.B. de C.V.	61,598	39,857
#	Corp. Inmobiliaria Vesta S.A.B. de C.V.	5,359,405	8,073,891
	Corp. Moctezuma S.A.B. de C.V.	395,000	1,186,417
	Credito Real S.A.B. de C.V. SOFOM ER	1,604,188	1,835,749
	Cydsa S.A.B. de C.V.	6,129	7,660
#	Dine S.A.B. de C.V.	7,300	3,491
	El Puerto de Liverpool S.A.B. de C.V.	826,106	4,017,211
#*	Elementia S.A.B. de C.V.	60,292	19,349
#*	Empresas ICA S.A.B. de C.V.	4,691,828	34,602
*	Financiera Independencia S.A.B. de C.V. SOFOM ENR	246,788	23,631
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	409,243	37,118,340
#*	Genomma Lab Internacional S.A.B. de C.V., Class B	8,665,578	7,922,297
	Gentera S.A.B. de C.V.	8,097,479	6,650,803
#	Gruma S.A.B. de C.V., Class B	2,290,475	20,981,952
#*	Grupo Aeromexico S.A.B. de C.V.	1,230,373	963,047
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	3,364,928	20,677,264
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V., ADR	100	4,932
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	168,898	16,905,001
#	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	1,235,338	12,396,086
#	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	50,793	7,727,139
#	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	820,276	12,413,021
#	Grupo Bimbo S.A.B. de C.V.	8,948,375	17,099,445
#	Grupo Carso S.A.B. de C.V.	2,787,831	8,916,113
#	Grupo Cementos de Chihuahua S.A.B. de C.V.	876,237	4,680,275
#	Grupo Comercial Chedraui S.A. de C.V.	3,554,030	5,333,711
	Grupo Elektra S.A.B. de C.V.	295,881	19,848,248
*	Grupo Famsa S.A.B. de C.V., Class A	2,953,526	864,616
	Grupo Financiero Banorte S.A.B. de C.V.	12,263,023	61,347,908
#	Grupo Financiero Inbursa S.A.B. de C.V.	10,542,423	12,911,391
#*	Grupo GICSA SAB de CV	724,247	174,980
*	Grupo Gigante S.A.B. de C.V., Series *	41,000	69,468
#	Grupo Herdez S.A.B. de C.V., Series *	2,431,808	5,101,229
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	306,056	88,158
	Grupo Industrial Saltillo S.A.B. de C.V.	277,199	274,830
	Grupo KUO S.A.B. de C.V., Series B	271,325	665,296
#	Grupo Lala S.A.B. de C.V.	2,910,145	3,151,028
#	Grupo Mexico S.A.B. de C.V., Series B	25,000,310	61,314,438
#*	Grupo Pochteca S.A.B. de C.V.	387,811	141,556
#	Grupo Rotoplas S.A.B. de C.V.	324,310	233,539
	Grupo Sanborns S.A.B. de C.V.	611,992	654,665
*	Grupo Simec S.A.B. de C.V., Sponsored ADR	8,806	77,556
#*	Grupo Simec S.A.B. de C.V., Series B	1,365,772	3,955,403
#*	Grupo Sports World S.A.B. de C.V.	218,149	210,593
	Grupo Televisa S.A.B., Sponsored ADR	2,153,350	20,478,359
#	Grupo Televisa S.A.B.	3,812,773	7,222,160
*	Grupo Traxion S.A.B. de C.V.	115,439	84,876
#*	Hoteles City Express S.A.B. de C.V.	2,771,236	2,757,679
*	Impulsora del Desarrollo y el Empleo en America Latina S.A.B. de C.V.	2,275,386	2,956,473
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	51,000	2,740,230
	Industrias Bachoco S.A.B. de C.V., Series B	1,487,230	6,735,461
#*	Industrias CH S.A.B. de C.V.	2,269,408	7,454,660
#	Industrias Penoles S.A.B. de C.V.	1,124,238	10,342,608
#	Infraestructura Energetica Nova S.A.B. de C.V.	3,083,023	11,882,438
#	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	10,890,581	22,595,238
#*	La Comer S.A.B. de C.V.	5,656,656	6,789,020
#	Megacable Holdings S.A.B. de C.V.	2,741,227	11,627,909

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#	Mexichem S.A.B. de C.V.	10,209,948	$18,657,746
#*	Minera Frisco S.A.B. de C.V., Class A1	2,388,099	330,231
	Nemak S.A.B. de C.V.	5,174,439	2,362,603
	Organizacion Cultiba S.A.B. de C.V.	194,351	141,780
#*	Organizacion Soriana S.A.B. de C.V., Class B	3,396,280	3,576,384
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	1,376,860	12,393,626
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	21,802	133,096
	Qualitas Controladora S.A.B. de C.V.	1,409,214	4,390,799
#	Regional S.A.B. de C.V.	2,914,696	13,936,395
#*	Telesites S.A.B. de C.V.	6,435,346	3,834,931
#	TV Azteca S.A.B. de C.V.	11,094,156	903,105
	Unifin Financiera S.A.B. de C.V. SOFOM ENR	773,072	1,628,539
	Vitro S.A.B. de C.V., Series A	421,013	944,128
#	Wal-Mart de Mexico S.A.B. de C.V.	18,521,329	54,654,290
TOTAL MEXICO			818,844,910
PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	35,916	323,602
#	Cia de Minas Buenaventura SAA, ADR	157,251	2,396,505
	Credicorp, Ltd.	162,407	35,403,102
*	Fossal SAA, ADR	3,794	1,654
	Grana y Montero SAA, Sponsored ADR	232,406	678,625
TOTAL PERU			38,803,488
PHILIPPINES — (1.3%)
	8990 Holdings, Inc.	352,400	109,369
	A Soriano Corp.	818,000	114,144
	Aboitiz Equity Ventures, Inc.	6,261,350	6,492,161
	Aboitiz Power Corp.	5,917,100	4,107,237
	ACR Mining Corp.	11,905	785
*	AgriNurture, Inc.	201,600	56,725
	Alliance Global Group, Inc.	30,331,494	9,258,608
	Alsons Consolidated Resources, Inc.	3,329,000	86,385
*	Apex Mining Co., Inc.	13,799,000	346,748
*	Atlas Consolidated Mining & Development Corp.	2,979,300	159,896
	Ayala Corp.	1,156,110	21,700,741
	Ayala Land, Inc.	23,565,820	22,978,487
	Bank of the Philippine Islands	3,487,476	6,146,881
	BDO Unibank, Inc.	5,931,143	17,054,645
	Belle Corp.	29,988,700	1,330,283
	Bloomberry Resorts Corp.	36,185,800	8,140,959
	Cebu Air, Inc.	2,776,110	5,089,790
	Cebu Holdings, Inc.	2,065,000	245,921
*	CEMEX Holdings Philippines, Inc.	11,700,600	671,281
	Century Pacific Food, Inc.	5,237,150	1,550,912
	Century Properties Group, Inc.	1,153,062	13,558
	Chelsea Logistics and Infrastructure Holdings Corp.	1,504,400	219,287
	China Banking Corp.	1,627,190	858,917
	China Lotsynergy Holdings Ltd.	1,686,000	131,937
	Cirtek Holdings Philippines Corp.	836,990	261,754
	COL Financial Group, Inc.	133,700	48,932
	Cosco Capital, Inc.	15,721,900	2,115,648
	D&L Industries, Inc.	24,308,700	4,908,513
	DMCI Holdings, Inc.	37,136,100	7,388,687
*	DoubleDragon Properties Corp.	3,565,190	1,694,210
	Eagle Cement Corp.	376,900	107,427
*	East West Banking Corp.	6,923,950	1,686,451
	EEI Corp.	4,570,300	976,162

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
*	Emperador, Inc.	4,048,800	$598,794
*	Empire East Land Holdings, Inc.	15,820,000	143,949
	Filinvest Development Corp.	267,400	73,365
	Filinvest Land, Inc.	149,618,687	5,576,073
	First Gen Corp.	12,736,900	6,644,778
	First Philippine Holdings Corp.	2,644,930	4,497,450
*	Global Ferronickel Holdings, Inc.	14,682,176	414,999
*	Global-Estate Resorts, Inc.	647,000	17,382
	Globe Telecom, Inc.	216,145	9,110,068
	GT Capital Holdings, Inc.	368,582	6,692,227
	Holcim Philippines, Inc.	117,300	32,457
	Integrated Micro-Electronics, Inc.	6,861,640	1,278,120
	International Container Terminal Services, Inc.	4,834,962	12,797,183
	JG Summit Holdings, Inc.	7,393,650	9,442,163
	Jollibee Foods Corp.	2,380,377	12,096,249
*	Lepanto Consolidated Mining Co.	30,166,517	71,140
	Lopez Holdings Corp.	21,058,200	1,875,577
	LT Group, Inc.	13,785,400	3,815,042
	MacroAsia Corp.	1,936,930	737,367
	Manila Electric Co.	1,246,800	8,921,038
	Manila Water Co., Inc.	10,601,400	4,889,061
	Max's Group, Inc.	1,623,500	446,123
	Megawide Construction Corp.	10,437,470	3,895,335
	Megaworld Corp.	92,647,300	11,125,552
	Metro Pacific Investments Corp.	82,904,500	7,792,875
	Metro Retail Stores Group, Inc.	1,646,000	87,299
	Metropolitan Bank & Trust Co.	4,218,459	6,270,480
	Nickel Asia Corp.	19,786,340	980,269
	Pepsi-Cola Products Philippines, Inc.	12,190,791	423,697
	Petron Corp.	24,252,000	2,639,240
	Philex Mining Corp.	2,787,050	186,963
*	Philippine National Bank	3,133,266	3,057,284
	Philippine Stock Exchange, Inc. (The)	84,552	312,657
*	Phinma Energy Corp.	18,745,000	864,022
	Phoenix Petroleum Philippines, Inc.	2,579,970	607,383
	Pilipinas Shell Petroleum Corp.	1,258,540	949,061
#	PLDT, Inc., Sponsored ADR	283,393	6,248,816
	PLDT, Inc.	300,530	6,744,491
	Premium Leisure Corp.	46,815,000	660,973
	Puregold Price Club, Inc.	6,858,480	6,109,628
*	PXP Energy Corp.	2,907,200	579,179
	RFM Corp.	6,096,300	604,896
	Rizal Commercial Banking Corp.	2,919,464	1,760,865
	Robinsons Land Corp.	22,817,318	12,261,214
	Robinsons Retail Holdings, Inc.	2,024,350	3,157,145
	San Miguel Corp.	3,829,030	13,366,917
	San Miguel Food and Beverage, Inc.	568,380	1,132,466
	Security Bank Corp.	1,800,598	6,448,837
	Semirara Mining & Power Corp.	8,652,400	3,907,048
	Shakey's Pizza Asia Ventures, Inc.	313,500	85,154
	SM Investments Corp.	489,420	9,571,100
	SM Prime Holdings, Inc.	22,790,790	16,294,347
	SSI Group, Inc.	6,438,000	404,675
	Starmalls, Inc.	912,800	107,480
	STI Education Systems Holdings, Inc.	18,553,000	258,524
*	Top Frontier Investment Holdings, Inc.	155,417	795,022
	Travellers International Hotel Group, Inc.	5,341,200	574,616
	Union Bank Of Philippines	1,482,222	1,754,394
	Universal Robina Corp.	3,846,430	12,053,300

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Vista Land & Lifescapes, Inc.	60,324,800	$9,055,602
	Wilcon Depot, Inc.	1,494,800	460,340
TOTAL PHILIPPINES			369,813,192
POLAND — (1.4%)
*	AB SA	2,455	12,067
	Agora SA	200,677	634,355
*	Alior Bank SA	734,197	8,842,115
	Alumetal SA	12,496	121,328
	Amica SA	29,736	902,126
*	AmRest Holdings SE	223,521	2,324,572
	Apator SA	37,049	224,501
	Asseco Poland SA	859,634	12,148,417
#	Bank Handlowy w Warszawie SA	177,158	2,409,464
*	Bank Millennium SA	3,868,557	7,554,360
#	Bank Polska Kasa Opieki SA	338,820	9,000,846
#*	Bioton SA	361,374	533,266
*	Boryszew SA	1,773,783	2,043,006
#	Budimex SA	104,102	3,461,230
	CCC SA	197,569	7,627,592
#	CD Projekt SA	415,148	24,541,760
	Ciech SA	435,984	4,444,000
#	ComArch SA	12,758	578,050
	Cyfrowy Polsat SA	1,467,167	11,347,315
*	Dino Polska SA	148,561	5,583,729
	Dom Development SA	13,920	279,770
	Echo Investment SA	65,572	78,691
*	Enea SA	2,477,456	5,257,561
*	Energa SA	1,203,679	2,268,460
#	Eurocash SA	776,433	3,743,251
*	Fabryki Mebli Forte SA	107,265	730,580
	Famur SA	493,477	582,855
	Firma Oponiarska Debica SA	15,544	327,800
#*	Getin Noble Bank SA	4,003,506	464,594
	Globe Trade Centre SA	284,873	700,653
	Grupa Azoty SA	242,987	2,795,811
	Grupa Azoty Zaklady Chemiczne Police SA	17,834	64,909
	Grupa Kety SA	64,661	5,655,533
	Grupa Lotos SA	1,369,854	30,770,031
#	ING Bank Slaski SA	122,454	6,030,386
	Inter Cars SA	26,428	1,345,312
#*	Jastrzebska Spolka Weglowa SA	503,539	5,057,438
	Kernel Holding SA	545,727	6,810,701
*	KGHM Polska Miedz SA	1,242,835	30,049,220
#	KRUK SA	152,214	7,262,432
	LC Corp. SA	1,205,346	860,639
	Lentex SA	32,158	60,885
	LPP SA	6,045	12,214,352
#	Lubelski Wegiel Bogdanka SA	85,042	806,514
*	mBank SA	74,734	6,710,253
*	Netia SA	906,948	1,094,830
#	Neuca SA	7,790	621,110
*	NEWAG SA	511	2,383
*	Orange Polska SA	4,915,487	8,546,528
#	Pfleiderer Group SA	35,721	258,024
*	PGE Polska Grupa Energetyczna SA	4,904,649	11,215,990
	PKP Cargo SA	104,242	906,255
*	Polnord SA	302,992	434,023
	Polski Koncern Naftowy Orlen S.A.	2,185,406	54,758,421

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Polskie Gornictwo Naftowe i Gazownictwo SA	5,488,247	$7,958,129
	Powszechna Kasa Oszczednosci Bank Polski SA	2,405,705	25,333,348
	Powszechny Zaklad Ubezpieczen SA	2,248,472	24,181,287
*	Rafako SA	591,437	272,008
#	Santander Bank Polska SA	116,088	9,769,846
	Stalexport Autostrady SA	685,570	612,757
	Stalprodukt SA	10,002	542,027
#*	Tauron Polska Energia SA	11,694,698	4,757,833
	Trakcja SA	353,374	218,396
#	VRG SA	988,725	1,106,726
#	Warsaw Stock Exchange	230,630	2,310,137
	Wawel SA	590	97,168
	Zespol Elektrowni Patnow Adamow Konin SA	49,544	102,632
TOTAL POLAND			390,362,588
RUSSIA — (1.7%)
	Etalon Group P.L.C., GDR	650,174	1,436,805
	Etalon Group P.L.C., GDR	365,867	808,566
	Gazprom PJSC, Sponsored ADR	6,583,688	48,122,822
	Gazprom PJSC, Sponsored ADR	1,937,900	14,166,049
	Globaltrans Investment P.L.C., GDR	193,097	1,688,557
	Globaltrans Investment P.L.C., GDR	306,322	2,689,507
	Lukoil PJSC, Sponsored ADR(BYZF386)	15,465	1,259,624
	Lukoil PJSC, Sponsored ADR	868,336	71,262,615
	Magnitogorsk Iron & Steel Works PJSC, GDR	724,938	6,263,088
*	Mail.Ru Group, Ltd., GDR	83,777	2,148,619
*	Mail.Ru Group, Ltd., GDR	41,991	1,071,610
*	Mechel PJSC, Sponsored ADR	365,199	766,917
	MMC Norilsk Nickel PJSC, ADR	293,397	6,692,386
	MMC Norilsk Nickel PJSC, ADR	1,034,973	23,844,514
	Novatek PJSC, GDR	111,723	23,311,107
	Novatek PJSC, GDR	6,898	1,447,200
	Novolipetsk Steel PJSC, GDR	348,244	8,179,962
	Novolipetsk Steel PJSC, GDR	98,256	2,320,807
*	O'Key Group SA, GDR	71,285	113,767
	PhosAgro PJSC, GDR	307,967	3,832,191
	PhosAgro PJSC, GDR	91,101	1,136,030
	Ros Agro P.L.C., GDR	135,725	1,572,580
	Ros Agro P.L.C., GDR	12,318	142,642
	Rosneft Oil Co. PJSC, GDR	1,315,737	8,718,073
	Rosneft Oil Co. PJSC, GDR	2,952,866	19,477,485
	Rostelecom PJSC, Sponsored ADR	240,907	1,854,984
	Rostelecom PJSC, Sponsored ADR	164,180	1,280,720
	RusHydro PJSC, ADR	16,841	14,172
	RusHydro PJSC, ADR	4,579,241	3,927,130
	Sberbank of Russia PJSC, Sponsored ADR	7,703,042	114,344,448
	Severstal PJSC, GDR	650,882	10,438,414
	Severstal PJSC, GDR	68,697	1,105,335
	Tatneft PJSC, Sponsored ADR	723,504	50,208,385
	Tatneft PJSC, Sponsored ADR	18,038	1,266,268
	TMK PJSC, GDR	384,091	1,384,648
	TMK PJSC, GDR	80,338	286,770
	VEON, Ltd.	2,877,517	9,006,628
	VTB Bank PJSC, GDR	3,938,248	5,221,302
	VTB Bank PJSC, GDR	4,905,012	6,538,381
	X5 Retail Group NV, GDR	398,885	13,355,148
	X5 Retail Group NV, GDR	97,633	3,264,848
TOTAL RUSSIA			475,971,104

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (0.0%)
*	Pacc Offshore Services Holdings, Ltd.	831,050	$91,217
SOUTH AFRICA — (6.8%)
#	Absa Group, Ltd.	7,354,612	81,493,499
#	Adcock Ingram Holdings, Ltd.	882,344	3,508,693
*	Adcorp Holdings, Ltd.	391,159	639,527
	Advtech, Ltd.	4,646,654	4,105,164
	AECI, Ltd.	1,505,901	9,801,956
	African Oxygen, Ltd.	788,354	1,171,657
*	African Phoenix Investments, Ltd.	4,780,514	229,076
	African Rainbow Minerals, Ltd.	1,848,528	22,770,910
	Afrimat, Ltd.	115,972	282,007
	Alexander Forbes Group Holdings, Ltd.	1,844,172	722,053
	Allied Electronics Corp., Ltd., Class A	347,087	671,271
#	Alviva Holdings, Ltd.	1,442,572	1,626,190
	Anglo American Platinum, Ltd.	308,849	18,334,513
	AngloGold Ashanti, Ltd.	879,879	15,120,453
	AngloGold Ashanti, Ltd.	4,151,296	70,821,110
#*	ArcelorMittal South Africa, Ltd.	1,769,762	296,228
*	Ascendis Health, Ltd.	834,386	290,540
	Aspen Pharmacare Holdings, Ltd.	1,677,293	10,527,655
	Assore, Ltd.	249,280	6,078,698
	Astral Foods, Ltd.	638,271	7,324,219
	Attacq, Ltd.	705,236	631,120
*	Aveng, Ltd.	42,695,535	89,042
	AVI, Ltd.	4,002,127	24,213,185
	Balwin Properties, Ltd.	21,544	4,349
	Barloworld, Ltd.	3,941,509	33,041,360
	Bid Corp., Ltd.	2,192,811	45,867,361
#	Bidvest Group, Ltd. (The)	3,483,543	44,609,069
#*	Blue Label Telecoms, Ltd.	5,266,000	1,343,891
#*	Brait SE	1,630,730	1,344,456
	Capitec Bank Holdings, Ltd.	306,160	25,150,227
#	Cashbuild, Ltd.	270,933	5,007,304
	Caxton and CTP Publishers and Printers, Ltd.	433,083	226,119
#	City Lodge Hotels, Ltd.	368,440	2,949,919
	Clicks Group, Ltd.	2,284,939	32,451,651
	Clover Industries, Ltd.	700,358	1,126,518
#	Coronation Fund Managers, Ltd.	2,519,430	7,355,739
	Curro Holdings, Ltd.	426,015	661,263
	DataTec, Ltd.	3,761,420	8,816,909
#	Dis-Chem Pharmacies, Ltd.	518,557	818,674
#	Discovery, Ltd.	3,016,001	27,672,685
	Distell Group Holdings, Ltd.	346,554	3,219,951
*	DRDGOLD, Ltd.	3,657,351	1,193,743
*	enX Group, Ltd.	187,307	156,701
#*	EOH Holdings, Ltd.	1,293,416	1,600,579
#	Exxaro Resources, Ltd.	2,311,265	26,801,166
#	Famous Brands, Ltd.	851,691	5,414,966
#	FirstRand, Ltd.	24,463,490	104,674,745
	Foschini Group, Ltd. (The)	2,565,399	29,508,735
	Gold Fields, Ltd.	1,088,393	5,558,866
	Gold Fields, Ltd., Sponsored ADR	10,013,640	50,568,882
*	Grand Parade Investments, Ltd.	885,554	178,463
#*	Grindrod Shipping Holdings, Ltd.	148,785	864,843
	Grindrod, Ltd.	6,240,480	2,619,196
#*	Harmony Gold Mining Co., Ltd.	2,443,400	6,053,220
#*	Harmony Gold Mining Co., Ltd., Sponsored ADR	4,160,002	10,150,405
	Hudaco Industries, Ltd.	339,423	2,767,270
#	Hulamin, Ltd.	737,867	131,424

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
#*	Impala Platinum Holdings, Ltd.	5,388,509	$28,746,876
	Imperial Logistics, Ltd.	2,380,058	7,545,004
#	Investec, Ltd.	2,652,876	15,159,165
	Invicta Holdings, Ltd.	139,879	231,219
	Italtile, Ltd.	446,310	408,044
#	JSE, Ltd.	1,085,024	9,695,514
	KAP Industrial Holdings, Ltd.	9,467,055	3,408,743
#	Kumba Iron Ore, Ltd.	728,314	23,969,212
#	Lewis Group, Ltd.	1,279,414	2,899,768
	Liberty Holdings, Ltd.	2,090,041	15,807,223
	Life Healthcare Group Holdings, Ltd.	16,093,647	25,337,380
*	Long4Life, Ltd.	1,677,020	529,458
#	Massmart Holdings, Ltd.	1,504,451	5,363,571
	Merafe Resources, Ltd.	11,698,336	987,774
	Metair Investments, Ltd.	1,709,013	2,826,103
	Metrofile Holdings, Ltd.	160,794	16,791
	MiX Telematics, Ltd., Sponsored ADR	40,982	613,091
	Momentum Metropolitan Holdings	14,002,106	16,487,271
	Motus Holdings Ltd.	83,179	428,566
	Mpact, Ltd.	1,816,748	2,870,321
#	Mr. Price Group, Ltd.	2,053,573	25,208,099
#	MTN Group, Ltd.	15,515,059	121,502,891
#*	Multichoice Group, Ltd.	671,488	6,276,448
	Murray & Roberts Holdings, Ltd.	4,260,045	3,422,507
*	Nampak, Ltd.	7,185,786	4,985,225
#	Naspers, Ltd., Class N	671,488	163,681,993
	Nedbank Group, Ltd.	2,270,731	37,943,599
	NEPI Rockcastle P.L.C.	1,099,123	9,920,346
#	Netcare, Ltd.	10,377,594	12,100,435
*	Northam Platinum, Ltd.	3,645,624	16,008,083
	Novus Holdings, Ltd.	161,502	40,533
	Oceana Group, Ltd.	781,163	3,710,247
	Old Mutual, Ltd.	137,904	184,568
#	Omnia Holdings, Ltd.	700,311	1,645,755
#	Peregrine Holdings, Ltd.	2,975,647	3,821,760
	Pick n Pay Stores, Ltd.	3,835,073	17,835,031
	Pioneer Foods Group, Ltd.	1,076,559	7,723,333
#*	PPC, Ltd.	14,441,527	4,902,745
	PSG Group, Ltd.	894,645	14,236,872
	PSG Konsult, Ltd.	39,653	26,057
	Raubex Group, Ltd.	1,725,394	2,300,738
	RCL Foods, Ltd.	218,443	158,518
	Reunert, Ltd.	2,210,742	10,033,567
	Rhodes Food Group Pty, Ltd.	538,736	638,726
#*	Royal Bafokeng Platinum, Ltd.	550,153	1,298,779
#	Sanlam, Ltd.	12,724,133	65,857,050
	Santam, Ltd.	363,141	7,475,707
	Sappi, Ltd.	6,439,075	23,349,809
#	Sasol, Ltd.	1,932,095	41,778,780
#	Sasol, Ltd., Sponsored ADR	1,128,917	24,474,921
	Shoprite Holdings, Ltd.	3,413,393	36,671,293
#*	Sibanye Gold, Ltd.	12,358,259	15,283,587
#*	Sibanye Gold, Ltd., Sponsored ADR	2,222,764	10,847,090
	SPAR Group, Ltd. (The)	2,288,457	29,251,351
	Spur Corp., Ltd.	574,906	869,825
#*	Stadio Holdings, Ltd.	610,868	127,502
	Standard Bank Group, Ltd.	9,235,462	114,834,582
#*	Steinhoff International Holdings NV	10,257,445	842,414
*	Sun International, Ltd.	1,333,978	4,300,421

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	Super Group, Ltd.	5,137,727	$10,590,496
#	Telkom SA SOC, Ltd.	3,790,899	22,635,491
#	Tiger Brands, Ltd.	1,278,910	19,797,273
	Tongaat Hulett, Ltd.	1,197,561	1,102,904
	Transaction Capital, Ltd.	1,346,737	2,159,398
*	Trencor, Ltd.	952,307	1,637,598
#	Truworths International, Ltd.	5,580,780	24,164,385
	Tsogo Sun Gaming, Ltd.	4,751,774	4,654,461
	Vodacom Group, Ltd.	3,855,428	31,514,623
	Wilson Bayly Holmes-Ovcon, Ltd.	685,196	5,510,754
	Woolworths Holdings, Ltd.	9,828,528	37,540,016
TOTAL SOUTH AFRICA			1,940,869,095
SOUTH KOREA — (15.0%)
#*	3S Korea Co., Ltd.	61,927	158,628
#	ABco Electronics Co., Ltd.	75,429	314,401
#*	Able C&C Co., Ltd.	103,053	867,089
#	ABOV Semiconductor Co., Ltd.	110,227	543,925
#*	Ace Technologies Corp.	95,509	790,804
#*	Actoz Soft Co., Ltd.	38,947	409,732
#	ADTechnology Co., Ltd.	13,196	159,989
#*	Advanced Cosmeceutical Technology Co., Ltd.	19,800	56,232
#*	Advanced Digital Chips, Inc.	171,610	226,245
#	Advanced Nano Products Co., Ltd.	46,866	686,455
#	Advanced Process Systems Corp.	12,249	241,553
#	Aekyung Petrochemical Co., Ltd.	169,608	1,081,857
#	AfreecaTV Co., Ltd.	84,123	4,098,821
#*	Agabang&Company	211,821	512,260
#	Ahn-Gook Pharmaceutical Co., Ltd.	47,358	374,890
	Ahnlab, Inc.	34,822	1,595,283
#	AJ Networks Co., Ltd.	154,753	609,819
*	AJ Rent A Car Co., Ltd.	216,434	1,880,344
#*	Ajin Industrial Co., Ltd.	222,120	604,195
	AK Holdings, Inc.	63,601	2,197,924
#*	Alticast Corp.	77,513	138,625
#	ALUKO Co., Ltd.	387,169	753,626
*	Aminologics Co., Ltd.	99,988	142,452
	Amorepacific Corp.	80,001	9,400,147
#	AMOREPACIFIC Group	94,978	4,582,646
#*	Amotech Co., Ltd.	71,810	1,133,358
#*	Anam Electronics Co., Ltd.	287,995	574,900
*	Ananti, Inc.	134,572	1,302,621
	Anapass, Inc.	38,606	959,923
#*	Aprogen Healthcare & Games, Inc.	172,736	82,305
#*	Aprogen KIC, Inc.	11,732	21,928
#*	Aprogen pharmaceuticals, Inc.	70,958	51,413
#*	APS Holdings Corp.	241,836	1,552,378
#	Asia Cement Co., Ltd.	20,821	1,421,969
	ASIA Holdings Co., Ltd.	13,085	1,185,087
#	Asia Paper Manufacturing Co., Ltd.	62,764	1,731,992
*	Asiana Airlines, Inc.	1,495,642	7,273,683
#	Atec Co., Ltd.	32,288	244,237
#*	A-Tech Solution Co., Ltd.	36,570	236,372
#	Atinum Investment Co., Ltd.	409,667	622,315
#	AUK Corp.	263,933	445,511
#	Aurora World Corp.	65,735	685,768
#	Austem Co., Ltd.	211,715	413,274
#	Autech Corp.	167,394	1,447,854
#	Avaco Co., Ltd.	101,289	484,453

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Avatec Co., Ltd.	19,435	$129,125
#	Baiksan Co., Ltd.	114,849	682,725
#*	Barun Electronics Co., Ltd.	447,625	59,306
#*	Barunson Entertainment & Arts Corp.	269,424	340,795
#	Bcworld Pharm Co., Ltd.	25,226	310,331
	BGF Co., Ltd.	835,938	4,366,822
	BGF retail Co., Ltd.	940	162,325
#*	BH Co., Ltd.	180,247	2,761,599
*	Binex Co., Ltd.	125,311	892,596
	Binggrae Co., Ltd.	34,792	1,913,771
#*	Biolog Device Co., Ltd.	170,537	260,304
#*	BioSmart Co., Ltd.	123,860	502,818
#*	Biotoxtech Co., Ltd.	54,860	307,277
#*	Biovill Co., Ltd.	109,654	113,653
#*	BIT Computer Co., Ltd.	55,474	203,331
	Bixolon Co., Ltd.	35,044	159,145
#*	Bluecom Co., Ltd.	136,842	397,591
	BNK Financial Group, Inc.	2,090,669	12,332,483
	Boditech Med, Inc.	64,797	503,600
#*	Bohae Brewery Co., Ltd.	813,709	768,089
#	BoKwang Industry Co., Ltd.	105,286	299,238
	Bolak Co., Ltd.	39,990	65,308
	Bookook Securities Co., Ltd.	12,042	204,316
#*	Boryung Medience Co., Ltd.	37,164	227,711
	Boryung Pharmaceutical Co., Ltd.	108,705	1,068,189
#*	Bosung Power Technology Co., Ltd.	276,470	434,822
#*	Brain Contents Co., Ltd.	748,568	483,437
#*	Bubang Co., Ltd.	230,831	639,704
#	Bukwang Pharmaceutical Co., Ltd.	60,316	780,694
	Busan City Gas Co., Ltd.	1,989	61,307
	BYC Co., Ltd.	588	111,317
#*	BYON Co., Ltd.	146,553	143,256
#	Byucksan Corp.	471,714	809,901
#*	CammSys Corp.	574,596	1,056,996
	Capro Corp.	371,761	1,095,677
#	Caregen Co., Ltd.	12,761	618,851
	Castec Korea Co., Ltd.	6,753	17,007
	Cell Biotech Co., Ltd.	49,706	741,193
#*	Celltrion Pharm, Inc.	47,473	1,428,309
#*	Celltrion, Inc.	237,091	33,839,011
	Changhae Ethanol Co., Ltd.	66,333	733,374
#*	Charm Engineering Co., Ltd.	447,733	425,593
	Cheil Worldwide, Inc.	356,350	8,123,347
#*	Chemtronics Co., Ltd.	87,309	684,702
#	Cheryong Electric Co., Ltd.	41,558	205,809
#	Cheryong Industrial Co. Ltd/new	30,580	143,106
#*	ChinHung International, Inc.	115,198	203,652
#	Chinyang Holdings Corp.	149,111	310,712
*	Choa Pharmaceutical Co.	86,412	270,377
	Choheung Corp.	245	32,328
#	Chokwang Paint, Ltd.	53,005	258,292
	Chong Kun Dang Pharmaceutical Corp.	52,476	3,850,640
	Chongkundang Holdings Corp.	23,773	2,078,734
#	Choong Ang Vaccine Laboratory	45,131	662,400
#*	Chorokbaem Media Co., Ltd.	468,376	580,860
#	Chosun Refractories Co., Ltd.	3,426	240,184
#	Chungdahm Learning, Inc.	65,862	956,303
	CJ CGV Co., Ltd.	129,306	3,696,304
	CJ CheilJedang Corp.	67,650	16,253,294

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	CJ Corp.	150,626	$11,815,797
	CJ ENM Co., Ltd.	15,218	2,120,309
#	CJ Freshway Corp.	67,862	1,704,958
	CJ Hello Co., Ltd.	420,712	2,119,504
#*	CJ Logistics Corp.	35,510	4,099,641
#*	CJ Seafood Corp.	119,537	238,730
#	CKD Bio Corp.	30,566	742,402
#	Clean & Science Co., Ltd.	44,547	733,672
*	CLIO Cosmetics Co., Ltd.	14,021	221,338
#*	CMG Pharmaceutical Co., Ltd.	335,957	744,836
#*	CODI-M Co., Ltd.	205,929	93,833
	Com2uSCorp	47,494	3,521,736
#	Commax Co., Ltd.	63,295	193,313
*	Coreana Cosmetics Co., Ltd.	119,739	323,345
	Cosmax BTI, Inc.	42,026	618,748
	COSMAX NBT Inc.	76,140	520,150
#	Cosmax, Inc.	48,230	4,142,257
#	Cosmecca Korea Co., Ltd.	18,030	246,771
#*	CosmoAM&T Co., Ltd.	75,835	733,077
#*	Cosmochemical Co., Ltd.	73,746	555,446
#*	COSON Co., Ltd.	72,330	377,646
#	Coweaver Co., Ltd.	28,980	177,928
#	COWELL FASHION Co., Ltd.	366,501	2,009,913
#*	Creative & Innovative System	154,207	311,286
	Crown Confectionery Co., Ltd.	29,181	214,765
#	CROWNHAITAI Holdings Co., Ltd.	104,697	1,026,354
#*	CrucialTec Co., Ltd.	505,558	397,648
#	CS Wind Corp.	29,266	815,449
#*	CTC BIO, Inc.	54,395	266,345
#*	CTGen Co., Ltd.	181,494	300,670
#	Cuckoo Holdings Co., Ltd.	6,726	675,948
#	Cuckoo Homesys Co., Ltd.	24,233	908,869
*	Curo Co., Ltd.	500,985	312,545
*	CUROCOM Co., Ltd.	140,600	117,208
#*	Curoholdings Co., Ltd.	296,693	139,956
#	Cymechs, Inc.	77,077	481,496
#	D.I Corp.	246,535	682,010
#*	DA Technology Co., Ltd.	40,570	90,056
#	Dae Dong Industrial Co., Ltd.	149,055	646,614
	Dae Han Flour Mills Co., Ltd.	12,033	1,892,070
	Dae Hwa Pharmaceutical Co., Ltd.	66,591	733,529
#	Dae Hyun Co., Ltd.	307,246	646,418
#*	Dae Won Chemical Co., Ltd.	217,139	253,970
#	Dae Won Kang Up Co., Ltd.	216,637	723,619
#*	Dae Young Packaging Co., Ltd.	765,181	715,887
#	Daea TI Co., Ltd.	256,268	1,036,773
#	Daebongls Co., Ltd.	47,429	263,720
#	Daechang Co., Ltd.	481,457	487,356
	Daechang Forging Co., Ltd.	2,486	83,742
	Daeduck Electronics Co.	453,604	3,902,953
#	Daegu Department Store	35,866	173,007
#*	Daehan New Pharm Co., Ltd.	115,615	999,768
#	Daehan Steel Co., Ltd.	159,804	893,112
#	Dae-Il Corp.	186,437	496,107
#*	Daejoo Electronic Materials Co., Ltd.	42,465	668,076
	Daekyo Co., Ltd.	173,691	898,149
#	Daelim B&Co Co., Ltd.	91,182	301,563
#*	Daelim C&S Co., Ltd.	24,536	181,806
	Daelim Industrial Co., Ltd.	235,882	20,956,280

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Daemyung Corp. Co., Ltd.	244,531	$361,330
#	Daeryuk Can Co., Ltd.	102,785	406,221
	Daesang Corp.	259,551	5,215,024
#	Daesang Holdings Co., Ltd.	201,642	1,174,112
	Daesung Energy Co., Ltd.	13,173	59,845
#*	Daesung Industrial Co., Ltd.	169,597	585,271
#*	Daesung Private Equity, Inc.	148,393	185,732
#*	Daewon Cable Co., Ltd.	271,441	255,495
#	Daewon Media Co., Ltd.	63,778	358,325
#	Daewon Pharmaceutical Co., Ltd.	106,745	1,320,223
#	Daewon San Up Co., Ltd.	94,430	478,345
#*	Daewoo Electronic Components Co., Ltd.	123,572	226,205
*	Daewoo Engineering & Construction Co., Ltd.	818,180	2,820,236
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	221,872	5,460,461
	Daewoong Co., Ltd.	130,911	1,707,730
	Daewoong Pharmaceutical Co., Ltd.	12,356	1,642,135
*	Dahaam E-Tec Co., Ltd.	1,420	38,288
#	Daihan Pharmaceutical Co., Ltd.	47,140	1,326,667
#	Daishin Information & Communication	14,863	14,283
	Daishin Securities Co., Ltd.	442,733	4,422,397
#*	Danal Co., Ltd.	231,009	562,628
#	Danawa Co., Ltd.	37,501	694,046
#	Daou Data Corp.	240,436	1,720,145
#	Daou Technology, Inc.	356,406	6,111,067
#*	Dasan Networks, Inc.	95,640	582,385
	Dawonsys Co., Ltd.	82,802	948,510
#*	Dayou Automotive Seat Technology Co., Ltd.	741,131	564,422
#*	Dayou Plus Co., Ltd.	397,817	271,766
	DB Financial Investment Co., Ltd.	373,149	1,437,113
	DB HiTek Co., Ltd.	479,680	5,325,297
	DB Insurance Co., Ltd.	566,951	26,831,550
#*	DB, Inc.	955,923	641,869
#	DCM Corp.	31,333	307,776
	Dentium Co., Ltd.	7,073	406,274
#*	Deutsch Motors, Inc.	181,168	1,356,488
#	Development Advance Solution Co., Ltd.	31,713	156,950
	DGB Financial Group, Inc.	1,332,948	8,463,893
#	DHP Korea Co., Ltd.	71,327	430,702
#	DI Dong Il Corp.	11,952	724,512
	Digital Chosun Co., Ltd.	169,036	351,905
	Digital Daesung Co., Ltd.	16,113	108,582
#*	Digital Optics Co., Ltd.	292,216	156,674
#	Digital Power Communications Co., Ltd.	228,121	914,551
*	DIO Corp.	70,219	2,405,792
*	Diostech Co., Ltd.	617,037	297,940
#	Display Tech Co., Ltd.	15,091	47,693
#	DMS Co., Ltd.	212,012	888,130
#	DNF Co., Ltd.	95,949	575,279
#	Dong A Eltek Co., Ltd.	119,019	829,585
#	Dong Ah Tire & Rubber Co., Ltd.	42,233	434,866
	Dong-A Socio Holdings Co., Ltd.	17,775	1,310,811
	Dong-A ST Co., Ltd.	24,522	1,899,927
#	Dong-Ah Geological Engineering Co., Ltd.	123,923	2,275,019
#	Dongbang Transport Logistics Co., Ltd.	107,587	153,486
#	Dongbu Corp.	67,969	516,932
#	Dongil Industries Co., Ltd.	15,216	753,936
#	Dongjin Semichem Co., Ltd.	317,117	3,616,317
	DongKook Pharmaceutical Co., Ltd.	23,776	1,336,257
	Dongkuk Industries Co., Ltd.	359,661	773,894

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Dongkuk Steel Mill Co., Ltd.	784,623	$4,390,729
#	Dongkuk Structures & Construction Co., Ltd.	315,787	543,550
	Dongsuh Cos., Inc.	67,390	1,013,529
#	Dongsung Chemical Co., Ltd.	22,347	325,880
#	DONGSUNG Corp.	250,002	1,146,501
#*	Dongsung Finetec Co., Ltd.	59,725	410,836
#	Dongwha Enterprise Co., Ltd.	56,324	876,231
#	Dongwha Pharm Co., Ltd.	174,222	1,309,002
#	Dongwon Development Co., Ltd.	573,098	2,331,879
	Dongwon F&B Co., Ltd.	9,421	2,117,334
	Dongwon Industries Co., Ltd.	15,187	2,934,994
	Dongwon Systems Corp.	34,291	1,092,640
	Dongwoo Farm To Table Co., Ltd.	15,270	45,701
#	Dongyang E&P, Inc.	55,195	530,699
#*	Dongyang Steel Pipe Co., Ltd.	153,304	146,233
	Doosan Bobcat, Inc.	128,246	3,874,457
	Doosan Corp.	57,524	5,078,334
*	Doosan Heavy Industries & Construction Co., Ltd.	1,466,482	7,487,845
#*	Doosan Infracore Co., Ltd.	1,632,154	8,493,424
	DoubleUGames Co., Ltd.	55,579	2,614,699
	Douzone Bizon Co., Ltd.	184,227	9,900,237
	DRB Holding Co., Ltd.	74,120	341,003
#*	Dream Security Co., Ltd.	19,906	68,382
*	Dreamus Co.	7,742	39,984
#*	DRTECH Corp.	44,089	59,736
#	DSR Wire Corp.	72,923	263,212
	DTR Automotive Corp.	46,437	1,245,788
*	Duk San Neolux Co., Ltd.	80,140	1,147,171
#	DY Corp.	188,105	812,281
#	DY POWER Corp.	74,445	734,140
	e Tec E&C, Ltd.	21,350	1,414,896
	E1 Corp.	28,520	1,290,967
	Eagon Holdings Co., Ltd.	392,598	901,385
#	Eagon Industrial, Ltd.	65,244	405,455
	Easy Bio, Inc.	582,815	2,576,046
#*	EcoBio Holdings Co., Ltd.	47,909	188,066
#*	Ecopro Co., Ltd.	162,129	2,960,274
	e-Credible Co., Ltd.	6,969	104,708
#	Eehwa Construction Co., Ltd.	47,035	187,333
#*	EG Corp.	42,169	318,873
#*	Ehwa Technologies Information Co., Ltd.	4,213,503	858,773
#	Elcomtec Co., Ltd.	135,076	166,550
	e-LITECOM Co., Ltd.	72,326	290,422
#*	ELK Corp.	287,694	143,531
	E-MART, Inc.	128,443	13,166,479
*	EMKOREA Co., Ltd.	71,409	314,583
#	EM-Tech Co., Ltd.	118,971	1,177,060
#*	EMW Co., Ltd.	94,607	83,364
#*	Enerzent Co., Ltd.	177,532	141,475
#	Enex Co., Ltd.	171,994	160,899
#	ENF Technology Co., Ltd.	139,679	2,276,509
#	Eo Technics Co., Ltd.	42,777	2,555,399
#*	eSang Networks Co., Ltd.	25,658	172,179
#	Estechpharma Co., Ltd.	62,295	337,023
#*	ESTsoft Corp.	3,612	23,278
#*	E-TRON Co., Ltd.	1,461,912	498,856
#	Eugene Corp.	614,578	2,608,763
	Eugene Investment & Securities Co., Ltd.	963,006	1,910,553
#	Eugene Technology Co., Ltd.	129,098	1,202,872

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Eusu Holdings Co., Ltd.	123,863	$702,090
#	EVERDIGM Corp.	82,015	332,954
#*	EXA E&C, Inc.	34,309	60,163
#*	Exem Co., Ltd.	37,161	87,841
#	Ezwelfare Co., Ltd.	11,115	76,385
#	F&F Co., Ltd.	63,622	3,709,921
#	Farmsco	157,885	680,349
#*	FarmStory Co., Ltd.	616,132	483,952
#*	Feelingk Co., Ltd.	274,119	269,591
#*	Feelux Co., Ltd.	334,117	1,406,175
	Fila Korea, Ltd.	301,526	17,061,877
#	Fine DNC Co., Ltd.	184,017	266,618
#	Fine Semitech Corp.	181,960	1,089,335
#*	Fine Technix Co., Ltd.	264,827	288,730
#*	Firstec Co., Ltd.	107,198	178,750
#*	FN Republic Co., Ltd.	80,912	80,189
#*	Foosung Co., Ltd.	538,300	4,001,781
	Fursys, Inc.	12,434	318,852
#	Gabia, Inc.	40,503	285,257
#	Galaxia Communications Co., Ltd.	58,607	157,823
*	Gamevil, Inc.	28,544	864,129
#	Gaon Cable Co., Ltd.	18,867	273,841
#*	Genic Co., Ltd.	40,913	196,401
#*	Genie Music Corp.	82,701	241,019
#	Geumhwa PSC Co., Ltd.	2,366	63,076
#*	Gigalane Co., Ltd.	229,497	296,636
#*	Global Standard Technology Co., Ltd.	89,731	463,899
#	GMB Korea Corp.	122,836	540,123
#*	GNCO Co., Ltd.	441,545	404,300
#	GOLFZON Co., Ltd.	32,833	1,962,636
#	Golfzon Newdin Holdings Co., Ltd.	280,892	1,083,435
#*	Good People Co., Ltd.	57,754	220,026
	Grand Korea Leisure Co., Ltd.	258,969	4,046,803
	Green Cross Cell Corp.	6,130	193,301
	Green Cross Corp.	17,590	1,587,591
	Green Cross Holdings Corp.	115,684	1,906,850
	GS Engineering & Construction Corp.	411,250	11,712,994
#	GS Global Corp.	611,951	1,255,215
	GS Holdings Corp.	614,357	26,028,257
	GS Home Shopping, Inc.	25,886	3,656,304
	GS Retail Co., Ltd.	177,855	5,594,522
#*	G-SMATT GLOBAL Co., Ltd.	469,124	205,929
	Gwangju Shinsegae Co., Ltd.	3,623	529,225
#*	GY Commerce Co., Ltd.	128,715	45,898
#	Hae In Corp.	32,128	120,932
#	HAESUNG DS Co., Ltd.	62,646	681,340
	Haesung Industrial Co., Ltd.	7,907	66,580
#	Haimarrow Food Service Co., Ltd.	194,781	403,028
#	Haitai Confectionery & Foods Co., Ltd.	42,981	311,124
#*	Halla Corp.	244,039	645,433
	Halla Holdings Corp.	102,972	3,722,121
	Han Kuk Carbon Co., Ltd.	143,744	876,203
	Hana Financial Group, Inc.	1,682,016	49,232,760
#	Hana Micron, Inc.	244,422	795,567
#	Hana Tour Service, Inc.	82,098	2,985,516
*	Hanall Biopharma Co., Ltd.	70,885	1,570,650
#	Hancom MDS, Inc.	32,086	315,176
	Hancom, Inc.	115,000	1,066,950
#	Handok, Inc.	42,834	851,354

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Handsome Co., Ltd.	102,866	$3,223,502
	Hanil Cement Co., Ltd.	19,051	1,691,792
	Hanil Holdings Co., Ltd.	15,629	650,230
	Hanil Hyundai Cement Co., Ltd.	5,301	130,310
*	Hanil Vacuum Co., Ltd.	438,947	367,958
#*	Hanjin Heavy Industries & Construction Co., Ltd.	189,045	786,456
#*	Hanjin Heavy Industries & Construction Holdings Co., Ltd.	85,414	219,278
#	Hanjin Kal Corp.	279,218	6,073,866
#	Hanjin Transportation Co., Ltd.	84,391	2,207,733
	Hankook AtlasBX Co., Ltd.	255	11,844
#*	Hankook Cosmetics Co., Ltd.	48,304	326,911
#	Hankook Cosmetics Manufacturing Co., Ltd.	11,093	222,570
	Hankook Shell Oil Co., Ltd.	7,524	2,030,850
	Hankook Tire & Technology Co., Ltd.	550,129	14,338,902
#	Hankuk Paper Manufacturing Co., Ltd.	26,909	411,770
*	Hankuk Steel Wire Co., Ltd.	5,197	10,548
	Hanla IMS Co., Ltd.	12,172	71,902
	Hanmi Pharm Co., Ltd.	21,188	5,159,714
	Hanmi Science Co., Ltd.	31,947	1,261,607
#	Hanmi Semiconductor Co., Ltd.	219,684	1,206,427
#	HanmiGlobal Co., Ltd.	62,832	461,999
	Hanon Systems	1,150,124	11,311,142
#	Hans Biomed Corp.	47,046	907,673
	Hansae Co., Ltd.	79,799	1,267,588
	Hansae MK Co., Ltd.	21,805	91,348
#	Hansae Yes24 Holdings Co., Ltd.	117,917	754,364
#	Hanshin Construction	105,064	1,388,544
#	Hanshin Machinery Co.	185,958	253,816
	Hansol Chemical Co., Ltd.	84,049	5,747,570
*	Hansol Holdings Co., Ltd.	505,107	1,813,120
#	Hansol HomeDeco Co., Ltd.	783,629	786,862
	Hansol Paper Co., Ltd.	243,038	2,893,238
#*	Hansol Technics Co., Ltd.	257,048	1,509,841
	Hanssem Co., Ltd.	65,688	3,353,977
#*	Hanwha Aerospace Co., Ltd.	295,022	7,993,253
	Hanwha Chemical Corp.	862,927	13,503,437
	Hanwha Corp.	575,328	11,516,773
#	Hanwha Galleria Timeworld Co., Ltd.	20,968	322,068
	Hanwha General Insurance Co., Ltd.	792,574	2,330,561
*	Hanwha Investment & Securities Co., Ltd.	1,435,186	2,593,503
#	Hanwha Life Insurance Co., Ltd.	3,319,694	7,337,124
#	Hanyang Eng Co., Ltd.	101,151	972,913
	Hanyang Securities Co., Ltd.	35,079	208,352
#*	Harim Co., Ltd.	498,337	1,132,029
	Harim Holdings Co., Ltd.	69,500	598,653
#	HB Technology Co., Ltd.	794,440	1,908,065
	HDC Holdings Co., Ltd.	613,157	6,431,625
#	HDC Hyundai Engineering Plastics Co., Ltd.	227,951	1,044,202
#	HDC I-Controls Co., Ltd.	44,961	354,010
#*	Heung-A Shipping Co., Ltd.	867,976	371,193
#*	Heungkuk Fire & Marine Insurance Co., Ltd.	153,840	507,133
#	High Tech Pharm Co., Ltd.	21,787	224,949
#*	Hisem Co., Ltd.	25,621	112,541
#	Hite Jinro Co., Ltd.	303,464	5,437,554
#	Hitejinro Holdings Co., Ltd.	89,495	805,762
	HizeAero Co., Ltd.	528	2,281
#	HJ Magnolia Yongpyong Hotel & Resort Corp.	235,875	1,300,374
#*	HLB Life Science Co., Ltd.	36,219	203,815
*	HLB POWER Co., Ltd.	56,879	38,612

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Home Center Holdings Co., Ltd.	528,122	$478,813
#*	Homecast Co., Ltd.	144,379	595,323
#	Hotel Shilla Co., Ltd.	175,082	11,538,124
	HS Industries Co., Ltd.	521,507	3,727,629
#	HS R&A Co., Ltd.	452,448	717,958
#*	HSD Engine Co., Ltd.	191,240	502,053
*	Huayi Brothers Korea Co., Ltd.	5,415	11,493
	Huchems Fine Chemical Corp.	199,019	3,812,696
*	Hugel, Inc.	12,150	3,827,278
#*	Humax Co., Ltd.	175,352	769,399
#	Humedix Co., Ltd.	39,858	713,566
*	Huneed Technologies	79,988	472,202
	Huons Co., Ltd.	57,446	2,374,376
	Huons Global Co., Ltd.	50,680	1,356,730
#	Husteel Co., Ltd.	21,233	190,617
#	Huvis Corp.	186,383	1,076,411
#	Huvitz Co., Ltd.	63,825	496,293
#	Hwa Shin Co., Ltd.	206,077	421,947
	Hwacheon Machine Tool Co., Ltd.	5,581	201,329
#	Hwail Pharm Co., Ltd.	76,900	379,005
*	Hwajin Co., Ltd.	149,308	144,815
#	Hwangkum Steel & Technology Co., Ltd.	109,131	703,005
	HwaSung Industrial Co., Ltd.	118,922	1,303,747
#	Hy-Lok Corp.	78,393	1,202,338
*	Hyosung Advanced Materials Corp.	28,092	2,761,376
	Hyosung Chemical Corp.	20,005	2,737,959
	Hyosung Corp.	139,621	9,594,413
	Hyosung TNC Co., Ltd.	27,137	3,283,588
	HyosungITX Co., Ltd.	8,136	65,072
#*	Hyulim ROBOT Co., Ltd.	413,500	314,003
#*	Hyundai Bioscience Co Ltd	56,841	615,740
#	Hyundai BNG Steel Co., Ltd.	128,452	905,396
#	Hyundai Construction Equipment Co., Ltd.	120,429	3,146,863
#	Hyundai Corp Holdings, Inc.	52,321	517,077
#	Hyundai Corp.	86,783	1,421,116
	Hyundai Department Store Co., Ltd.	117,133	7,306,488
#*	Hyundai Electric & Energy System Co., Ltd.	55,874	644,708
	Hyundai Elevator Co., Ltd.	73,563	4,939,346
	Hyundai Engineering & Construction Co., Ltd.	269,157	9,709,250
	Hyundai Glovis Co., Ltd.	119,013	15,421,656
	Hyundai Greenfood Co., Ltd.	319,398	3,336,802
	Hyundai Heavy Industries Holdings Co., Ltd.	54,523	14,948,276
	Hyundai Home Shopping Network Corp.	44,472	3,503,639
	Hyundai Hy Communications & Networks Co., Ltd.	378,360	1,142,330
	Hyundai Livart Furniture Co., Ltd.	99,740	1,303,749
	Hyundai Marine & Fire Insurance Co., Ltd.	699,173	16,486,936
#*	Hyundai Merchant Marine Co., Ltd.	262,994	731,627
#	Hyundai Mipo Dockyard Co., Ltd.	182,566	6,562,116
	Hyundai Mobis Co., Ltd.	220,784	44,676,035
	Hyundai Motor Co.	450,000	47,869,879
#	Hyundai Motor Securities Co., Ltd.	213,592	1,842,117
#	Hyundai Pharmaceutical Co., Ltd.	162,318	613,248
#*	Hyundai Rotem Co., Ltd.	122,642	1,705,973
	Hyundai Steel Co.	511,317	16,664,035
#	Hyundai Telecommunication Co., Ltd.	61,342	472,677
#	Hyundai Wia Corp.	211,150	7,682,751
#	HyVision System, Inc.	105,503	733,463
#*	I&C Technology Co., Ltd.	23,375	95,276
#	i3system, Inc.	27,366	477,331

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	iA, Inc.	822,085	$406,302
#	ICD Co., Ltd.	179,392	1,733,316
#*	i-Components Co., Ltd.	23,970	140,307
#	IHQ, Inc.	769,078	1,168,184
	Il Dong Pharmaceutical Co., Ltd.	29,619	429,013
#	IlDong Holdings Co., Ltd.	26,501	286,556
#	Iljin Diamond Co., Ltd.	35,999	931,793
#	Iljin Display Co., Ltd.	105,776	351,381
#*	Iljin Electric Co., Ltd.	175,194	410,465
#	Iljin Holdings Co., Ltd.	228,415	548,957
#*	Iljin Materials Co., Ltd.	67,969	2,132,293
#	Ilshin Spinning Co., Ltd.	14,976	1,132,310
#*	Ilshin Stone Co., Ltd.	177,068	422,224
	ilShinbiobase Co., Ltd.	119,594	157,264
#	Ilsung Pharmaceuticals Co., Ltd.	4,015	296,564
*	Ilyang Pharmaceutical Co., Ltd.	48,569	958,307
#*	IM Co., Ltd.	378,564	350,588
#	iMarketKorea, Inc.	202,731	2,005,993
#*	In the F Co., Ltd.	25,740	67,501
	InBody Co., Ltd.	97,148	2,006,428
#*	Incross Co., Ltd.	9,948	165,175
	Industrial Bank of Korea	1,757,359	19,465,483
#*	Infinitt Healthcare Co., Ltd.	60,664	277,895
	InfoBank Corp.	29,188	151,130
*	Infraware, Inc.	126,506	135,310
#	INITECH Co., Ltd.	109,709	468,090
#*	InkTec Co., Ltd.	12,681	43,544
	Innocean Worldwide, Inc.	39,875	2,246,204
#*	InnoWireless, Inc.	21,914	494,469
*	Innox Advanced Materials Co., Ltd.	57,404	2,551,773
#*	Inscobee, Inc.	174,757	358,542
*	Insun ENT Co., Ltd.	260,960	1,565,522
*	Insung Information Co., Ltd.	54,223	117,496
#	Intelligent Digital Integrated Security Co., Ltd.	27,364	445,272
*	Interflex Co., Ltd.	106,377	872,214
*	Intergis Co., Ltd.	13,600	25,804
#	Interojo Co., Ltd.	63,829	1,209,701
#	Interpark Corp.	100,284	464,388
	Interpark Holdings Corp.	534,606	986,460
#	INTOPS Co., Ltd.	161,573	2,024,173
#	INVENIA Co., Ltd.	119,341	301,660
#	Inzi Controls Co., Ltd.	130,290	601,694
	INZI Display Co., Ltd.	124,958	241,477
#*	Iones Co., Ltd.	81,095	342,424
	IS Dongseo Co., Ltd.	159,163	4,465,735
#	ISC Co., Ltd.	89,506	643,721
#	i-SENS, Inc.	63,448	1,324,598
#	ISU Chemical Co., Ltd.	125,099	958,255
#	IsuPetasys Co., Ltd.	180,283	739,010
#	It's Hanbul Co., Ltd.	12,358	199,400
#	J.ESTINA Co., Ltd.	68,017	312,662
#	Jahwa Electronics Co., Ltd.	109,039	892,253
#	JASTECH, Ltd.	111,800	953,612
#*	Jayjun Cosmetic Co., Ltd.	165,486	686,835
	JB Financial Group Co., Ltd.	2,160,829	10,038,847
#	JC Hyun System, Inc.	84,392	296,685
*	Jcontentree Corp.	321,312	1,254,722
#	Jeil Pharma Holdings, Inc.	46,920	686,543
#*	Jeju Semiconductor Corp.	83,002	226,786

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Jejuair Co., Ltd.	58,161	$1,323,411
#*	Jeongsan Aikang Co., Ltd.	125,996	209,738
	Jinro Distillers Co., Ltd.	12,438	310,928
#	Jinsung T.E.C.	76,654	471,936
	JLS Co., Ltd.	38,347	239,210
#	JS Corp.	26,732	300,250
#*	J-Technology Co., Ltd.	77,416	18,097
	Jusung Engineering Co., Ltd.	358,325	1,875,298
#	JVM Co., Ltd.	23,452	653,117
#	JW Holdings Corp.	165,179	829,647
#	JW Life Science Corp.	35,153	664,430
	JW Pharmaceutical Corp.	58,397	1,386,696
	JYP Entertainment Corp.	199,482	3,405,214
	Kakao Corp.	120,263	12,811,222
#*	Kanglim Co., Ltd.	165,131	403,258
	Kangnam Jevisco Co., Ltd.	37,717	780,264
	Kangwon Land, Inc.	374,940	9,727,325
#	KAON Media Co., Ltd.	129,222	1,091,040
	KB Financial Group, Inc.	1,441,654	52,680,625
	KB Financial Group, Inc., ADR	536,821	19,416,816
#*	KB Metal Co., Ltd.	62,702	91,065
#*	KBI Dongkook Industrial Co., Ltd.	326,363	220,611
	KC Co., Ltd.	92,282	993,538
#	KC Cottrell Co., Ltd.	5,541	27,466
#	KC Green Holdings Co., Ltd.	162,216	523,685
#	KC Tech Co., Ltd.	70,767	892,499
	KCC Corp.	42,524	8,718,269
#	KCC Engineering & Construction Co., Ltd.	75,650	398,989
	KCI, Ltd.	7,564	60,863
*	KD Corp.	1,359,692	85,333
#*	KEC Corp.	1,085,411	974,689
	KEPCO Engineering & Construction Co., Inc.	48,067	762,027
	KEPCO Plant Service & Engineering Co., Ltd.	96,518	2,592,448
#	Keyang Electric Machinery Co., Ltd.	232,033	613,665
#*	KEYEAST Co., Ltd.	738,123	1,694,807
#	KG Chemical Corp.	120,121	1,191,395
#	KG Eco Technology Service Co., Ltd.	251,676	707,881
	Kginicis Co., Ltd.	111,969	1,164,726
#	KGMobilians Co., Ltd.	183,389	909,494
#*	KH Vatec Co., Ltd.	79,037	600,556
	Kia Motors Corp.	1,121,776	41,320,553
#	KINX, Inc.	4,462	139,984
	KISCO Corp.	248,745	1,107,376
	KISCO Holdings Co., Ltd.	45,474	485,292
#	Kishin Corp.	42,990	139,275
	KISWIRE, Ltd.	69,676	1,399,733
#*	Kiwi Media Group Co., Ltd.	1,506,170	215,195
#	KIWOOM Securities Co., Ltd.	95,111	5,818,621
*	KleanNara Co., Ltd.	171,324	326,389
#	KL-Net Corp.	124,486	258,395
#	KM Corp.	6,461	36,128
	KMH Co., Ltd.	137,247	669,096
#*	KMH Hitech Co., Ltd.	53,654	51,313
#	Kocom Co., Ltd.	25,809	142,810
#*	Kodaco Co., Ltd.	447,742	623,020
#	Koentec Co., Ltd.	39,496	391,626
#	Koh Young Technology, Inc.	84,258	5,884,013
	Kolmar BNH Co., Ltd.	80,842	1,899,418
	Kolmar Korea Co., Ltd.	38,031	1,763,841

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kolmar Korea Holdings Co., Ltd.	42,634	$846,758
#	Kolon Corp.	64,267	885,377
#	Kolon Global Corp.	95,385	672,960
	Kolon Industries, Inc.	196,910	6,593,923
#*	Kolon Life Science, Inc.	54,585	965,921
#	Kolon Plastic, Inc.	99,256	466,857
	Komelon Corp.	19,563	122,351
#	KoMiCo, Ltd.	10,430	230,285
#*	KONA I Co., Ltd.	59,267	830,492
#	Kook Soon Dang Brewery Co., Ltd.	146,832	470,130
	Korea Aerospace Industries, Ltd.	242,168	7,516,547
	Korea Airport Service Co., Ltd.	449	16,067
#	Korea Alcohol Industrial Co., Ltd.	175,010	1,169,515
#	Korea Asset In Trust Co., Ltd.	231,941	737,002
#	Korea Autoglass Corp.	100,799	1,558,529
#	Korea Cast Iron Pipe Industries Co., Ltd.	64,280	664,237
#*	Korea Circuit Co., Ltd.	137,372	570,299
#*	Korea District Heating Corp.	25,925	1,183,512
#*	Korea Electric Power Corp., Sponsored ADR	715,987	8,398,528
*	Korea Electric Power Corp.	433,914	10,215,368
	Korea Electric Terminal Co., Ltd.	48,134	2,702,620
#	Korea Electronic Certification Authority, Inc.	94,500	279,847
#	Korea Electronic Power Industrial Development Co., Ltd.	93,274	264,236
#	Korea Export Packaging Industrial Co., Ltd.	11,845	187,208
#*	Korea Flange Co., Ltd.	151,815	204,476
	Korea Gas Corp.	178,798	6,436,277
#	Korea Industrial Co., Ltd.	46,780	114,515
*	Korea Information & Communications Co., Ltd.	144,134	1,075,893
#	Korea Information Certificate Authority, Inc.	105,543	307,415
	Korea Investment Holdings Co., Ltd.	327,438	20,427,915
*	Korea Line Corp.	143,542	3,058,341
#*	Korea Materials & Analysis Corp.	41,683	404,738
	Korea Petrochemical Ind Co., Ltd.	42,668	4,308,012
	Korea Petroleum Industries Co.	772	65,225
	Korea Real Estate Investment & Trust Co., Ltd.	722,567	1,333,770
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	159,920	14,518,967
	Korea United Pharm, Inc.	57,626	984,659
	Korea Zinc Co., Ltd.	33,804	12,594,557
	Korean Air Lines Co., Ltd.	621,134	13,339,135
	Korean Reinsurance Co.	1,052,648	7,096,149
#	Kortek Corp.	111,940	1,213,579
#	KPX Chemical Co., Ltd.	17,193	820,365
#*	KR Motors Co., Ltd.	240,304	104,532
#*	KSIGN Co., Ltd.	184,644	207,864
	KSS LINE, Ltd.	151,083	843,296
	KT Corp., Sponsored ADR	309,798	3,655,616
	KT Corp.	35,348	826,267
*	KT Hitel Co., Ltd.	100,170	481,175
	KT Skylife Co., Ltd.	262,230	2,212,914
#	KT Submarine Co., Ltd.	115,335	305,835
	KT&G Corp.	370,129	30,055,681
#*	KTB Investment & Securities Co., Ltd.	526,698	1,161,282
#	KTCS Corp.	321,749	542,944
#	Ktis Corp.	286,104	526,389
#*	Kuk Young G&M	79,758	89,494
#	Kukbo Design Co., Ltd.	30,319	380,280
	Kukdo Chemical Co., Ltd.	39,007	1,597,122
#	Kukdong Oil & Chemicals Co., Ltd.	45,496	129,862
#*	Kuk-il Paper Manufacturing Co., Ltd.	363,623	1,664,887

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Kukje Pharma Co., Ltd.	71,970	$248,201
	Kum Yang Co., Ltd.	19,425	36,063
#	Kumho Industrial Co., Ltd.	151,706	1,670,282
	Kumho Petrochemical Co., Ltd.	151,174	10,366,898
#*	Kumho Tire Co., Inc.	997,317	3,369,539
#	Kumkang Kind Co., Ltd.	179,720	604,081
#	Kwang Dong Pharmaceutical Co., Ltd.	309,199	1,765,934
#*	Kwang Myung Electric Co., Ltd.	213,283	387,912
#	Kyeryong Construction Industrial Co., Ltd.	67,676	1,453,539
	Kyobo Securities Co., Ltd.	253,068	2,081,203
#	Kyongbo Pharmaceutical Co., Ltd.	103,102	745,077
	Kyung Dong Navien Co., Ltd.	39,371	1,235,752
#*	Kyung Nam Pharm Co., Ltd.	107,722	293,638
#	Kyung Nong Corp.	18,152	198,840
	Kyungbang Co., Ltd.	115,350	971,791
	Kyungchang Industrial Co., Ltd.	227,058	187,727
	KyungDong City Gas Co., Ltd.	20,582	510,776
#	KyungDong Invest Co., Ltd.	7,800	231,904
#	Kyungdong Pharm Co., Ltd.	118,748	843,418
#	Kyung-In Synthetic Corp.	268,909	1,886,483
#	L&F Co., Ltd.	134,032	3,197,585
#*	L&K Biomed Co., Ltd.	26,871	119,410
#*	LabGenomics Co., Ltd.	30,845	132,258
#*	LB Semicon, Inc.	450,341	3,746,772
#	LEADCORP, Inc. (The)	236,251	1,298,399
*	Leaders Cosmetics Co., Ltd.	62,660	367,005
#*	Lee Ku Industrial Co., Ltd.	244,339	355,239
	LEENO Industrial, Inc.	78,837	3,676,201
#*	Leenos Corp.	149,133	178,130
	LF Corp.	234,606	4,833,642
	LG Chem, Ltd.	230,246	65,119,927
	LG Corp.	382,912	22,841,860
#*	LG Display Co., Ltd., ADR	865,280	5,217,638
#*	LG Display Co., Ltd.	2,421,307	29,419,586
	LG Electronics, Inc.	1,041,982	57,058,063
	LG Hausys, Ltd.	91,579	4,617,212
	LG Household & Health Care, Ltd.	41,152	43,572,772
	LG Innotek Co., Ltd.	132,299	12,492,732
	LG International Corp.	380,428	5,901,124
	LG Uplus Corp.	1,499,929	16,425,603
	LIG Nex1 Co., Ltd.	57,679	1,429,683
#	Lion Chemtech Co., Ltd.	56,388	370,357
*	LIS Co., Ltd.	5,982	64,042
#*	Liveplex Co., Ltd.	593,203	393,548
#	LMS Co., Ltd.	35,029	409,546
#	Lock & Lock Co., Ltd.	80,519	1,049,774
*	LONGTU KOREA, Inc.	2,592	20,423
#	LOT Vacuum Co., Ltd.	117,611	697,945
	Lotte Chemical Corp.	143,774	28,097,853
	Lotte Chilsung Beverage Co., Ltd.	10,595	1,295,135
	Lotte Confectionery Co., Ltd.	609	75,950
	Lotte Corp.	67,365	1,927,067
	LOTTE Fine Chemical Co., Ltd.	153,724	6,284,318
	Lotte Food Co., Ltd.	2,779	1,146,554
	LOTTE Himart Co., Ltd.	102,663	3,177,461
#*	Lotte Non-Life Insurance Co., Ltd.	1,026,564	1,770,214
	Lotte Shopping Co., Ltd.	67,795	7,753,217
#*	Lotte Tour Development Co., Ltd.	21,895	205,695
	LS Cable & System Asia, Ltd.	54,545	348,458

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LS Corp.	151,884	$5,639,575
	LS Industrial Systems Co., Ltd.	131,548	5,098,504
#*	Lumens Co., Ltd.	483,998	740,450
#*	Lutronic Corp.	75,044	461,812
#*	LVMC Holdings	327,384	793,451
	Macquarie Korea Infrastructure Fund	2,143,392	21,104,930
*	Macrogen, Inc.	54,562	1,164,571
#	Maeil Holdings Co., Ltd.	94,205	940,694
#*	Magicmicro Co., Ltd.	50,554	59,906
#	MAKUS, Inc.	17,927	61,710
	Mando Corp.	307,973	8,759,706
#*	Maniker Co., Ltd.	611,854	443,366
#	Mcnex Co., Ltd.	121,950	2,139,498
#*	ME2ON Co., Ltd.	194,785	911,794
*	Mediana Co., Ltd.	4,014	31,295
*	Medipost Co., Ltd.	9,503	229,952
	Medy-Tox, Inc.	31,966	11,209,485
#	Meerecompany, Inc.	19,736	650,596
#	MegaStudy Co., Ltd.	76,312	662,252
	MegaStudyEdu Co., Ltd.	62,900	1,649,046
#*	Melfas, Inc.	168,601	328,071
	Meritz Financial Group, Inc.	376,168	4,416,005
#	Meritz Fire & Marine Insurance Co., Ltd.	528,017	8,872,915
#	Meritz Securities Co., Ltd.	2,553,691	10,856,103
#	META BIOMED Co., Ltd.	99,911	202,790
#*	Mgame Corp.	159,392	456,007
	Mi Chang Oil Industrial Co., Ltd.	3,580	234,355
#	MiCo, Ltd.	428,066	1,827,439
#	Minwise Co., Ltd.	83,229	1,278,158
#	Mirae Asset Daewoo Co., Ltd.	2,597,377	16,398,290
	Mirae Asset Life Insurance Co., Ltd.	473,966	1,591,753
#*	Mirae Corp.	2,667,207	365,061
	Miwon Chemicals Co., Ltd.	1,485	49,351
	Miwon Commercial Co., Ltd.	3,642	139,757
#	Miwon Specialty Chemical Co., Ltd.	10,292	642,650
#	MK Electron Co., Ltd.	259,181	1,767,371
#*	MNTech Co., Ltd.	175,607	477,559
#	Mobase Co., Ltd.	145,928	663,976
*	Mobile Appliance, Inc.	38,760	178,189
#*	Moda-InnoChips Co., Ltd.	69,174	225,506
	Modetour Network, Inc.	89,471	1,174,602
#	Monalisa Co., Ltd.	69,698	177,883
#	MonAmi Co., Ltd.	38,910	188,467
#	Moorim P&P Co., Ltd.	359,111	1,306,691
#	Moorim Paper Co., Ltd.	293,130	665,813
#	Motonic Corp.	78,258	628,453
#*	MP Group, Inc.	104,321	21,741
*	MP Hankang Co., Ltd.	238,453	169,505
#	Muhak Co., Ltd.	156,505	1,385,320
#	Multicampus Corp.	17,880	675,505
#*	MyungMoon Pharm Co., Ltd.	137,771	504,149
#	Nam Hwa Construction Co., Ltd.	34,033	220,879
	Namhae Chemical Corp.	108,812	829,237
#*	NamKwang Engineering & Construction Co., Ltd.	4,022	37,202
#*	Namsun Aluminum Co., Ltd.	981,281	2,642,190
*	Namuga Co., Ltd.	8,126	268,060
	Namyang Dairy Products Co., Ltd.	3,559	1,611,385
*	NanoenTek, Inc.	6,498	23,436
#	Nasmedia Co., Ltd.	22,380	577,967

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Nature & Environment Co., Ltd.	33,161	$31,275
	NAVER Corp.	433,005	50,235,911
	NCSoft Corp.	66,709	27,106,932
#	NeoPharm Co., Ltd.	52,817	1,929,176
*	Neowiz	106,281	1,142,327
*	NEOWIZ HOLDINGS Corp.	63,040	703,186
#	NEPES Corp.	286,512	7,254,184
#*	Netmarble Corp.	18,008	1,373,000
#*	Neuros Co., Ltd.	51,922	214,791
*	New Power Plasma Co., Ltd.	2,329	28,265
#	Nexen Corp.	271,028	1,354,590
	Nexen Tire Corp.	454,926	3,298,095
#*	Next Entertainment World Co., Ltd.	105,355	346,934
#*	Next Science Co Ltd	5,770	15,247
	NextEye Co., Ltd.	28,610	47,943
	Nexturn Co., Ltd.	37,968	307,270
	NH Investment & Securities Co., Ltd.	1,193,157	13,080,470
*	NHN BUGS Corp.	25,784	136,397
*	NHN Corp.	72,968	3,829,421
#	NHN KCP Corp.	146,216	2,292,042
#	NI Steel Co., Ltd.	21,389	42,567
	NICE Holdings Co., Ltd.	224,447	4,105,649
#	Nice Information & Telecommunication, Inc.	70,932	1,863,976
	NICE Information Service Co., Ltd.	361,764	4,747,129
	NICE Total Cash Management Co., Ltd.	192,224	1,322,163
#*	NK Co., Ltd.	554,568	524,380
#	Nong Shim Holdings Co., Ltd.	20,619	1,381,559
#	Nong Woo Bio Co., Ltd.	67,644	630,610
	NongShim Co., Ltd.	17,158	3,399,487
	Noroo Holdings Co., Ltd.	18,672	178,770
#	NOROO Paint & Coatings Co., Ltd.	113,466	673,497
	NPC	89,214	252,265
	NS Shopping Co., Ltd.	176,092	1,536,226
*	nTels Co., Ltd.	7,472	79,935
#	Nuri Telecom Co., Ltd.	48,568	208,527
#*	NUVOTEC Co., Ltd.	46,960	50,005
	OCI Co., Ltd.	151,688	9,577,288
#*	Omnisystem Co., Ltd.	194,716	285,213
#	Openbase, Inc.	155,472	353,570
#	Opto Device Technology Co., Ltd.	125,010	504,840
#	OptoElectronics Solutions Co., Ltd.	30,470	1,694,046
#	OPTRON-TEC, Inc.	241,367	1,197,098
	Orange Life Insurance, Ltd.	17,799	425,191
#*	Orbitech Co., Ltd.	112,455	364,558
#*	Orientbio, Inc.	374,028	142,555
	Orion Corp.	30,176	2,051,865
	Orion Holdings Corp.	359,280	4,724,942
#*	OSANGJAIEL Co., Ltd.	42,523	236,562
*	Osstem Implant Co., Ltd.	96,738	5,602,290
#*	Osung Advanced Materials Co., Ltd.	266,954	347,649
	Ottogi Corp.	4,097	2,230,929
#	Paik Kwang Industrial Co., Ltd.	169,605	383,544
*	Pan Ocean Co., Ltd.	1,497,292	6,050,250
	Pang Rim Co., Ltd.	51,450	86,923
#	Pan-Pacific Co., Ltd.	306,517	752,100
#*	PaperCorea, Inc.	261,939	158,541
#	Paradise Co., Ltd.	194,034	2,656,639
#	Partron Co., Ltd.	335,922	4,060,222
#*	Paru Co., Ltd.	167,991	324,650

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Paxnet Co., Ltd.	34,981	$336,408
#*	Pearl Abyss Corp.	8,441	1,218,988
#*	People & Technology, Inc.	112,630	437,530
	Pharma Research Products Co., Ltd.	17,341	514,939
*	Pharmicell Co., Ltd.	45,631	316,846
*	Phoenix Materials Co., Ltd.	162,456	86,582
#	PNE Solution Co., Ltd.	64,032	567,618
#*	Pobis TNC Co., Ltd.	249,537	277,864
#*	POLUS BioPharm, Inc.	44,171	52,122
	POSCO, Sponsored ADR	509,304	23,850,706
	POSCO	240,194	45,272,350
#	POSCO Chemtech Co., Ltd.	109,089	4,446,236
#	POSCO Coated & Color Steel Co., Ltd.	29,123	404,028
	Posco ICT Co., Ltd.	384,591	1,631,088
	Posco International Corp.	393,955	6,201,900
#	Posco M-Tech Co., Ltd.	145,597	601,986
#*	Power Logics Co., Ltd.	335,861	2,859,510
#	Protec Co., Ltd.	60,333	946,460
	PS TEC Co., Ltd.	57,269	200,743
#	PSK Holdings, Inc.	44,069	291,993
#*	PSK, Inc.	116,894	1,664,835
#	Pulmuone Co., Ltd.	105,860	963,097
#	Pungkuk Alcohol Industry Co., Ltd.	42,887	738,515
#	Pyeong Hwa Automotive Co., Ltd.	139,307	1,110,199
#*	RaonSecure Co., Ltd.	211,560	503,124
#	Rayence Co., Ltd.	44,276	450,012
*	Redrover Co., Ltd.	372,004	191,803
	Reyon Pharmaceutical Co., Ltd.	40,118	479,441
#	RFHIC Corp.	10,310	255,201
#*	RFTech Co., Ltd.	179,198	1,212,919
#	Robostar Co., Ltd.	44,727	713,689
#	S Net Systems, Inc.	112,746	812,045
#	S&S Tech Corp.	150,055	1,010,250
#*	S&T Corp.	11,333	163,263
#	S&T Dynamics Co., Ltd.	229,210	1,280,550
	S&T Holdings Co., Ltd.	83,154	1,065,649
	S&T Motiv Co., Ltd.	92,860	3,913,196
#*	S.Y. Co., Ltd.	99,618	399,751
	S-1 Corp.	108,513	9,582,760
#	Sajo Industries Co., Ltd.	33,947	1,288,321
	Sajodaerim Corp.	1,297	18,593
#*	Sajodongaone Co., Ltd.	207,543	202,376
	Sam Chun Dang Pharm Co., Ltd.	88,302	2,477,813
#*	SAM KANG M&T Co., Ltd.	134,219	461,260
#	Sam Young Electronics Co., Ltd.	122,389	1,069,060
#	Sam Yung Trading Co., Ltd.	92,517	1,287,124
#	Sam-A Pharm Co., Ltd.	6,959	91,902
	Sambo Corrugated Board Co., Ltd.	17,238	132,218
#	Sambo Motors Co., Ltd.	141,368	642,793
#*	Sambon Electronics Co., Ltd.	33,266	78,495
	Samchully Co., Ltd.	22,354	1,686,441
#*	Samchuly Bicycle Co., Ltd.	59,870	319,448
#	Samho Development Co., Ltd.	214,360	825,946
#	Samho International Co., Ltd.	18,618	325,133
#	SAMHWA Paints Industrial Co., Ltd.	103,623	532,217
#	Samick Musical Instruments Co., Ltd.	481,558	676,467
#	Samick THK Co., Ltd.	94,963	970,110
	Samil Pharmaceutical Co., Ltd.	11,145	202,919
#	Samji Electronics Co., Ltd.	79,325	728,569

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Samjin LND Co., Ltd.	95,857	$163,355
	Samjin Pharmaceutical Co., Ltd.	97,912	2,233,399
#	Samkee Automotive Co., Ltd.	275,558	623,577
#	Samkwang Glass Co., Ltd.	31,398	985,403
#	Sammok S-Form Co., Ltd.	46,050	395,396
*	SAMPYO Cement Co., Ltd.	273,064	756,977
#*	Samsung Biologics Co., Ltd.	17,541	4,123,514
	Samsung C&T Corp.	192,221	14,816,554
	Samsung Card Co., Ltd.	212,926	6,524,401
#	Samsung Climate Control Co., Ltd.	5,930	48,804
#	Samsung Electro-Mechanics Co., Ltd.	213,178	16,342,740
	Samsung Electronics Co., Ltd., GDR	3,726	3,570,759
	Samsung Electronics Co., Ltd.	29,166,210	1,104,661,612
	Samsung Electronics Co., Ltd., GDR	5,831	5,632,746
*	Samsung Engineering Co., Ltd.	319,634	4,409,730
	Samsung Fire & Marine Insurance Co., Ltd.	200,973	44,614,784
*	Samsung Heavy Industries Co., Ltd.	1,992,171	11,801,236
	Samsung Life Insurance Co., Ltd.	317,819	20,402,449
#*	Samsung Pharmaceutical Co., Ltd.	259,051	458,210
	Samsung Publishing Co., Ltd.	4,454	51,208
	Samsung SDI Co., Ltd.	139,560	29,063,687
	Samsung SDS Co., Ltd.	84,588	14,795,333
	Samsung Securities Co., Ltd.	432,712	13,293,298
#	SAMT Co., Ltd.	528,997	952,815
#	Samwha Capacitor Co., Ltd.	98,324	3,601,598
#	Samwha Electric Co., Ltd.	24,988	372,572
#	Samyang Corp.	36,850	1,667,764
#	Samyang Foods Co., Ltd.	28,636	1,525,620
	Samyang Holdings Corp.	45,274	2,657,155
	Samyang Tongsang Co., Ltd.	19,906	988,038
#	Samyoung M-Tek Co., Ltd.	34,531	90,759
#	Sang-A Frontec Co., Ltd.	48,694	639,096
#*	Sangbo Corp.	197,426	220,024
#*	Sangsangin Co., Ltd.	442,993	7,030,855
#*	Sangsangin Industry Co., Ltd.	288,320	71,967
	Sangsin Brake	37,481	113,537
#	Sangsin Energy Display Precision Co., Ltd.	25,727	230,382
#	SaraminHR Co., Ltd.	39,297	764,059
#	Satrec Initiative Co., Ltd.	22,982	352,781
#	SAVEZONE I&C Corp.	143,205	447,293
#*	SBI Investment Korea Co., Ltd.	540,570	313,339
*	SBS Media Holdings Co., Ltd.	532,665	982,796
#*	SBW	1,397,803	1,330,733
#*	S-Connect Co., Ltd.	735,971	917,464
#*	SD Biotechnologies Co., Ltd.	57,853	295,738
#*	SDN Co., Ltd.	211,886	216,702
	Seah Besteel Corp.	168,887	2,301,329
	SeAH Holdings Corp.	4,471	325,088
	SeAH Steel Corp.	24,017	1,303,463
	SeAH Steel Holdings Corp.	26,048	1,139,362
	Sebang Co., Ltd.	105,536	1,066,678
	Sebang Global Battery Co., Ltd.	88,304	3,016,299
#	Sebo Manufacturing Engineer Corp.	39,280	295,941
*	Seegene, Inc.	83,259	1,555,895
#	Sejin Heavy Industries Co., Ltd.	13,442	52,319
#	Sejong Industrial Co., Ltd.	136,337	547,545
*	Sejong Telecom, Inc.	2,263,649	821,385
#*	Sejoong Co., Ltd.	79,996	197,962
#*	Sekonix Co., Ltd.	123,313	653,598

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Selvas AI, Inc.	76,838	$184,123
#	Sempio Foods Co.	8,094	192,537
#	Semyung Electric Machinery Co., Ltd.	27,707	106,174
#	S-Energy Co., Ltd.	128,096	425,944
*	Seobu T&D	216,517	1,540,920
#	Seohan Co., Ltd.	1,093,556	1,247,676
#	Seohee Construction Co., Ltd.	2,244,426	2,243,725
#	Seojin System Co., Ltd.	18,316	389,716
#	Seondo Electric Co., Ltd.	46,925	125,518
#	Seoul Auction Co., Ltd.	50,625	274,501
#*	Seoul Electronics & Telecom	73,908	66,732
#*	Seoul Food Industrial Co., Ltd.	1,169,428	181,269
#*	Seoul Pharma Co., Ltd.	27,475	135,169
	Seoul Semiconductor Co., Ltd.	396,151	5,346,432
#*	Seouleaguer Co., Ltd.	45,929	76,865
#	Seoulin Bioscience Co., Ltd.	29,490	207,955
#	SEOWONINTECH Co., Ltd.	115,985	504,039
#	Seoyon Co., Ltd.	143,004	411,245
#	Seoyon E-Hwa Co., Ltd.	124,082	518,651
#	Sewha P&C, Inc.	6,930	16,265
#*	Sewon Cellontech Co., Ltd.	269,688	650,711
	Sewon Precision Industry Co., Ltd.	8,303	56,776
#	SEWOONMEDICAL Co., Ltd.	134,747	392,730
	SFA Engineering Corp.	210,106	6,646,210
#*	SFA Semicon Co., Ltd.	1,070,992	2,286,374
#*	SFC Co., Ltd.	79,611	91,599
#*	SG Corp.	725,764	598,834
#*	SG&G Corp.	236,478	401,924
#*	SGA Co., Ltd.	247,360	175,792
#	SH Energy & Chemical Co., Ltd.	774,901	689,739
#*	Shin Poong Pharmaceutical Co., Ltd.	205,604	1,064,408
	Shindaeyang Paper Co., Ltd.	15,591	903,734
	Shinhan Financial Group Co., Ltd.	1,517,835	55,596,187
#	Shinhan Financial Group Co., Ltd., ADR	361,100	13,115,152
#	Shinil Industrial Co., Ltd.	485,981	701,545
	Shinsegae Engineering & Construction Co., Ltd.	32,198	768,836
#	Shinsegae Food Co., Ltd.	16,628	1,043,073
#	Shinsegae Information & Communication Co., Ltd.	9,983	1,085,022
	Shinsegae International, Inc.	6,944	988,212
	Shinsegae, Inc.	51,366	10,925,501
#*	Shinsung E&G Co., Ltd.	582,918	516,657
#*	Shinsung Tongsang Co., Ltd.	811,922	946,106
#*	Shinwha Intertek Corp.	240,196	1,099,541
#*	Shinwon Construction Co., Ltd.	17,181	46,873
#*	Shinwon Corp.	531,110	901,252
	Shinyoung Securities Co., Ltd.	28,077	1,392,323
#	SHOWBOX Corp.	444,603	1,430,936
#*	Signetics Corp.	598,299	493,708
#	SIGONG TECH Co., Ltd.	85,660	381,274
	Silicon Works Co., Ltd.	64,421	2,057,495
#	Silla Co., Ltd.	80,554	846,184
	SIMMTECH Co., Ltd.	251,885	1,131,996
	Simmtech Holding Co., Ltd.	297,091	432,033
#	SIMPAC, Inc.	196,927	439,444
	Sindoh Co., Ltd.	42,433	1,544,862
#	Sinil Pharm Co., Ltd.	15,161	101,887
#	SinSin Pharmaceutical Co., Ltd.	16,393	83,538
#	SK Bioland Co., Ltd.	61,103	688,310
	SK Chemicals Co., Ltd.	8,774	328,742

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SK D&D Co., Ltd.	29,503	$631,614
	SK Discovery Co., Ltd.	175,114	3,573,852
	SK Gas, Ltd.	48,485	3,169,135
	SK Holdings Co., Ltd.	184,987	34,395,998
	SK Hynix, Inc.	3,591,293	229,893,502
	SK Innovation Co., Ltd.	319,384	45,892,011
#	SK Materials Co., Ltd.	42,116	6,313,330
#	SK Networks Co., Ltd.	1,480,375	6,207,687
	SK Securities Co., Ltd.	4,998,921	2,720,153
#	SK Telecom Co., Ltd., Sponsored ADR	122,524	2,807,025
	SK Telecom Co., Ltd.	56,504	11,828,082
	SKC Co., Ltd.	223,278	7,927,894
#*	SKC Solmics Co., Ltd.	368,607	1,230,054
#	SKCKOLONPI, Inc.	107,592	2,599,054
	SL Corp.	140,876	2,620,672
*	SM Culture & Contents Co., Ltd.	166,837	189,971
#*	SM Entertainment Co.	53,663	1,593,199
#*	S-MAC Co., Ltd.	861,286	624,745
	SMCore, Inc.	6,422	49,002
#	SMEC Co., Ltd.	224,187	520,157
#*	SNTEK Co., Ltd.	5,277	33,911
*	SNU Precision Co., Ltd.	138,479	310,500
#	S-Oil Corp.	199,315	15,746,285
#*	Solborn, Inc.	119,504	395,234
*	Solco Biomedical Co., Ltd.	876,431	176,028
#*	Solid, Inc.	242,308	1,111,151
#	Songwon Industrial Co., Ltd.	157,879	2,497,286
#*	Sonokong Co., Ltd.	98,314	167,562
#*	Soosan Heavy Industries Co., Ltd.	69,489	82,626
#	Soulbrain Co., Ltd.	97,342	5,324,714
	SPC Samlip Co., Ltd.	18,390	1,461,264
#	SPG Co., Ltd.	66,801	477,194
	Spigen Korea Co., Ltd.	23,255	1,138,750
	Ssangyong Cement Industrial Co., Ltd.	673,748	3,195,610
#*	Ssangyong Motor Co.	344,454	965,011
	ST Pharm Co., Ltd.	31,978	379,015
#	Suheung Co., Ltd.	64,644	1,732,940
#	Sun Kwang Co., Ltd.	26,496	368,584
#	Sunchang Corp.	62,367	254,630
#*	SundayToz Corp.	34,964	496,371
#	Sung Bo Chemicals Co., Ltd.	63,949	269,825
#	Sung Kwang Bend Co., Ltd.	230,005	1,778,403
#*	Sungchang Enterprise Holdings, Ltd.	695,774	1,054,143
#	Sungdo Engineering & Construction Co., Ltd.	123,643	514,849
#	Sungshin Cement Co., Ltd.	258,629	1,652,876
	Sungwoo Hitech Co., Ltd.	697,998	2,228,419
#	Sunjin Co., Ltd.	130,089	1,117,430
#*	Sunny Electronics Corp.	119,120	308,789
#*	Supex BNP Co., Ltd.	51,803	29,542
#*	Suprema HQ, Inc.	25,328	140,475
#*	Suprema, Inc.	40,238	975,325
#	SurplusGlobal, Inc.	51,265	103,504
#*	Synopex, Inc.	577,794	1,209,554
#	Systems Technology, Inc.	155,960	1,812,747
#*	Tae Kyung Industrial Co., Ltd.	86,957	414,216
	Taekwang Industrial Co., Ltd.	3,559	3,730,741
*	Taewoong Co., Ltd.	124,212	959,713
#	Taeyoung Engineering & Construction Co., Ltd.	493,857	5,500,135
*	Taihan Electric Wire Co., Ltd.	835,868	432,003

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Taihan Fiberoptics Co., Ltd.	311,240	$984,432
	Taihan Textile Co., Ltd.	3,055	51,490
#	Tailim Packaging Co., Ltd.	155,579	806,989
#*	TBH Global Co., Ltd.	209,967	496,907
#	TechWing, Inc.	155,841	1,381,624
*	Tego Science, Inc.	414	8,508
*	Telcon RF Pharmaceutical, Inc.	95,441	367,486
#	Telechips, Inc.	52,440	493,435
#	TES Co., Ltd.	191,570	2,594,659
#	Tesna Co., Ltd.	66,627	2,359,008
*	Theragen Etex Co., Ltd.	21,162	134,135
#*	Thinkware Systems Corp.	92,085	530,492
#*	TK Chemical Corp.	610,002	1,359,015
	TK Corp.	165,202	1,293,212
#*	TOBESOFT Co., Ltd.	76,792	207,530
	Tokai Carbon Korea Co., Ltd.	52,591	2,482,794
#	Tong Yang Moolsan Co., Ltd.	510,036	603,717
	Tongyang Life Insurance Co., Ltd.	507,561	1,657,160
#*	Tongyang pile, Inc.	5,078	23,897
	Tongyang, Inc.	1,702,203	2,320,006
	Tonymoly Co., Ltd.	34,741	266,726
#	Top Engineering Co., Ltd.	158,313	1,165,576
	Toptec Co., Ltd.	167,248	1,363,079
#	Tovis Co., Ltd.	186,685	1,092,404
#	TS Corp.	39,358	654,863
#*	T'way Holdings, Inc.	377,809	509,502
#	UBCare Co., Ltd.	111,753	518,363
#	Ubiquoss Holdings, Inc.	96,735	2,735,331
#	Ubiquoss, Inc.	24,418	697,043
#*	Ugint Co., Ltd.	1,040,790	923,725
	UIL Co., Ltd.	84,771	353,237
#	Uju Electronics Co., Ltd.	53,381	368,571
*	Uni-Chem Co., Ltd.	21,981	34,862
#*	Unick Corp.	107,839	566,428
	Unid Co., Ltd.	62,105	2,484,398
#	Union Semiconductor Equipment & Materials Co., Ltd.	264,792	898,995
#	Uniquest Corp.	106,534	542,728
#*	Unison Co., Ltd.	675,272	566,643
#	UniTest, Inc.	227,673	2,163,906
	Value Added Technology Co., Ltd.	70,503	1,481,664
#	Very Good Tour Co., Ltd.	29,456	155,627
	Viatron Technologies, Inc.	70,072	584,734
#	VICTEK Co., Ltd.	75,937	166,865
	Vieworks Co., Ltd.	67,955	1,559,536
#	Visang Education, Inc.	96,185	635,119
*	Vitzrocell Co., Ltd.	89,663	783,773
*	W Holding Co., Ltd.	470,616	147,871
*	Webzen, Inc.	122,204	1,568,916
#*	Welcron Co., Ltd.	127,017	314,392
	Wemade Co., Ltd.	38,376	859,902
#	Whanin Pharmaceutical Co., Ltd.	80,461	1,110,619
#*	WillBes & Co. (The)	673,948	579,879
#	Winix, Inc.	66,686	1,100,956
	Wins Co., Ltd.	39,739	426,327
#	WiSoL Co., Ltd.	322,084	4,631,022
#*	WIZIT Co., Ltd.	316,484	247,829
#*	Won Ik Corp.	36,259	113,039
#*	WONIK CUBE Corp.	130,346	231,810
*	Wonik Holdings Co., Ltd.	445,026	1,386,561

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	WONIK IPS Co., Ltd.	352,307	$7,307,674
#	Wonik Materials Co., Ltd.	76,505	1,498,473
#*	Wonik QnC Corp.	111,255	1,008,613
*	Woojin, Inc.	10,731	42,923
#*	Woongjin Co., Ltd.	593,793	722,099
	Woongjin Coway Co., Ltd.	231,722	16,367,715
#*	Woongjin Energy Co., Ltd.	183,851	106,525
*	Woongjin Thinkbig Co., Ltd.	627,801	1,262,580
#*	Woori Financial Group, Inc., Sponsored ADR	4,916	163,506
	Woori Financial Group, Inc.	2,437,709	26,929,710
#*	Woori Investment Bank Co., Ltd.	1,609,403	965,016
	Woori Technology Investment Co., Ltd.	59,779	147,235
#*	Woori Technology, Inc.	156,100	122,811
#*	Wooridul Pharmaceutical, Ltd.	75,342	387,628
#	Woorison F&G Co., Ltd.	454,784	760,166
	Woory Industrial Co., Ltd.	68,320	1,206,830
#	Wooshin Systems Co., Ltd.	82,751	407,776
#*	Woosu AMS Co., Ltd.	132,228	411,246
#*	WooSung Feed Co., Ltd.	288,868	686,249
#	Worldex Industry & Trading Co., Ltd.	18,504	99,764
#	Y G-1 Co., Ltd.	223,121	1,588,649
#*	YeaRimDang Publishing Co., Ltd.	201,900	690,115
#*	Yeong Hwa Metal Co., Ltd.	172,763	201,233
#	YES24 Co., Ltd.	32,156	173,309
#*	Yest Co., Ltd.	20,395	191,007
#	YG Entertainment, Inc.	40,685	854,925
#*	YG PLUS	95,371	87,900
*	YIK Corp.	14,394	27,816
#*	YJM Games Co., Ltd.	228,653	333,269
#	YMC Co., Ltd.	167,086	638,092
#*	Yonwoo Co., Ltd.	22,729	400,772
#	Yoosung Enterprise Co., Ltd.	173,620	416,604
#	YooSung T&S Co., Ltd.	140,682	316,014
#	Youlchon Chemical Co., Ltd.	98,286	1,303,204
#*	Young In Frontier Co., Ltd.	48,026	451,549
	Young Poong Corp.	2,669	1,530,146
#	Young Poong Precision Corp.	112,498	775,145
	Youngone Corp.	151,540	4,296,080
	Youngone Holdings Co., Ltd.	40,502	1,798,876
#*	YoungWoo DSP Co., Ltd.	235,275	312,165
	YTN Co., Ltd.	18,296	30,071
*	Yuanta Securities Korea Co., Ltd.	1,231,895	2,850,875
	Yuhan Corp.	24,540	4,469,549
	YuHwa Securities Co., Ltd.	10,267	107,932
*	Yungjin Pharmaceutical Co., Ltd.	265,384	1,001,847
#*	Yuyang DNU Co., Ltd.	84,134	477,857
#	Yuyu Pharma, Inc.	23,174	197,002
#	Zeus Co., Ltd.	63,074	642,807
*	Zungwon En-Sys, Inc.	9,089	10,817
TOTAL SOUTH KOREA			4,310,738,157
TAIWAN — (15.8%)
	Aaeon Technology, Inc.	5,000	13,365
	ABC Taiwan Electronics Corp.	675,220	488,778
	Ability Enterprise Co., Ltd.	3,525,974	1,947,720
#	Ability Opto-Electronics Technology Co., Ltd.	679,874	1,142,841
	AcBel Polytech, Inc.	3,283,468	2,380,665
	Accton Technology Corp.	3,510,369	14,943,183
	Ace Pillar Co., Ltd.	406,000	270,555

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Acer, Inc.	19,570,595	$11,820,141
#	ACES Electronic Co., Ltd.	1,103,000	787,412
*	Acon Holding, Inc.	1,730,000	487,027
	Acter Group Corp., Ltd.	637,705	3,350,385
	Action Electronics Co., Ltd.	1,735,000	371,540
	Actron Technology Corp.	857,200	2,678,275
#	A-DATA Technology Co., Ltd.	1,965,465	3,314,935
#	Addcn Technology Co., Ltd.	169,146	1,417,732
	Adlink Technology, Inc.	721,107	1,129,495
	Advanced Ceramic X Corp.	405,000	3,091,420
#	Advanced International Multitech Co., Ltd.	1,452,000	1,916,044
*	Advanced Lithium Electrochemistry Cayman Co., Ltd.	327,000	173,207
	Advanced Lithium Electrochemistry Cayman Co., Ltd.	38,512	5,697
#	Advanced Optoelectronic Technology, Inc.	781,000	391,442
#	Advanced Power Electronics Corp.	100,000	89,850
#	Advanced Wireless Semiconductor Co.	1,609,000	3,626,177
	Advancetek Enterprise Co., Ltd.	1,549,662	820,235
	Advantech Co., Ltd.	1,419,458	11,939,195
	Aerospace Industrial Development Corp.	3,073,000	3,148,614
#*	AGV Products Corp.	5,467,603	1,298,434
	AimCore Technology Co., Ltd.	121,819	56,114
*	Airmate Cayman International Co., Ltd.	18,000	17,399
#	Airtac International Group	887,299	9,060,249
#	Alchip Technologies, Ltd.	621,000	1,992,001
	Alcor Micro Corp.	463,000	226,238
	Alexander Marine Co., Ltd.	52,000	81,375
*	ALI Corp.	3,285,000	1,184,289
	All Ring Tech Co., Ltd.	771,000	916,910
#	Allied Circuit Co., Ltd.	247,000	570,207
#	Allis Electric Co., Ltd.	1,570,000	913,070
#	Alltek Technology Corp.	813,044	520,749
	Alltop Technology Co., Ltd.	764,000	1,404,801
	Alpha Networks, Inc.	3,965,100	2,897,078
#	Altek Corp.	2,873,159	2,300,420
#	Amazing Microelectronic Corp.	708,578	2,016,111
	Ambassador Hotel (The)	1,850,000	1,317,636
	Ampire Co., Ltd.	368,000	309,258
#	AMPOC Far-East Co., Ltd.	763,567	705,936
*	AmTRAN Technology Co., Ltd.	8,854,944	3,208,448
	Anderson Industrial Corp.	765,705	226,628
#	Anpec Electronics Corp.	855,702	1,723,703
	AP Memory Technology Corp.	231,983	297,264
	Apacer Technology, Inc.	892,005	938,888
#	APAQ Technology Co., Ltd.	604,520	613,718
#	APCB, Inc.	1,713,000	1,467,136
#	Apex Biotechnology Corp.	923,625	885,440
#*	Apex International Co., Ltd.	1,491,916	2,452,893
#	Apex Medical Corp.	464,463	388,399
#	Apex Science & Engineering	980,870	270,714
#	Arcadyan Technology Corp.	1,322,753	4,542,046
	Ardentec Corp.	4,911,993	4,709,217
	Argosy Research, Inc.	82,000	153,920
#	ASE Technology Holding Co., Ltd., ADR	1,021,465	4,474,017
#	ASE Technology Holding Co., Ltd.	22,471,387	50,068,813
	Asia Cement Corp.	12,178,655	16,288,826
#	Asia Electronic Material Co., Ltd.	319,000	206,947
	Asia Optical Co., Inc.	2,126,000	5,628,435
*	Asia Pacific Telecom Co., Ltd.	10,525,000	2,389,105
	Asia Plastic Recycling Holding, Ltd.	2,970,533	594,901

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Asia Polymer Corp.	4,209,260	$2,028,037
	Asia Tech Image, Inc.	585,000	825,794
#	Asia Vital Components Co., Ltd.	3,822,864	4,928,022
#	ASMedia Technology, Inc.	234,048	3,965,530
#	ASPEED Technology, Inc.	167,999	3,675,449
	ASROCK, Inc.	341,000	648,428
	Asustek Computer, Inc.	2,602,861	18,441,276
#	Aten International Co., Ltd.	923,715	2,520,925
#	AU Optronics Corp., Sponsored ADR	1,414,505	3,621,133
#	AU Optronics Corp.	91,987,497	24,286,397
	Audix Corp.	739,375	877,472
#	AURAS Technology Co., Ltd.	516,303	2,625,677
	Aurona Industries, Inc.	514,000	315,619
	Aurora Corp.	395,258	1,221,551
	Avalue Technology, Inc.	451,000	882,399
	Avermedia Technologies	2,854,037	1,024,724
	AVY Precision Technology, Inc.	1,027,775	1,238,939
#	Awea Mechantronic Co., Ltd.	216,062	215,145
	Axiomtek Co., Ltd.	630,000	1,092,498
*	Azurewave Technologies, Inc.	78,000	52,560
	Bank of Kaohsiung Co., Ltd.	5,467,345	1,714,286
	Baolong International Co., Ltd.	321,000	132,324
	Basso Industry Corp.	1,328,284	2,439,169
	BenQ Materials Corp.	2,062,000	1,584,733
#	BES Engineering Corp.	16,762,050	4,124,960
#	Bin Chuan Enterprise Co., Ltd.	1,127,257	840,757
#*	Bionet Corp.	260,000	388,522
	Bionime Corp.	172,000	280,924
#	Biostar Microtech International Corp.	2,047,712	756,697
	Bioteque Corp.	638,680	2,665,399
#	Bizlink Holding, Inc.	1,317,291	9,983,570
#*	Boardtek Electronics Corp.	1,087,000	1,048,746
	Bon Fame Co., Ltd.	157,000	286,635
	Bright Led Electronics Corp.	1,267,180	472,681
	Brighton-Best International Taiwan, Inc.	425,749	476,101
#	C Sun Manufacturing, Ltd.	1,609,740	1,500,465
*	Cameo Communications, Inc.	2,503,116	690,199
#	Capital Futures Corp.	635,400	891,555
	Capital Securities Corp.	22,687,554	6,903,390
#	Career Technology MFG. Co., Ltd.	3,809,766	3,936,180
*	Carnival Industrial Corp.	2,097,000	423,850
#	Casetek Holdings, Ltd.	2,185,221	3,580,807
#	Caswell, Inc.	97,000	238,114
	Catcher Technology Co., Ltd.	5,347,872	39,189,969
	Cathay Chemical Works	35,000	20,227
	Cathay Financial Holding Co., Ltd.	29,202,499	38,128,162
	Cathay Real Estate Development Co., Ltd.	6,768,600	4,736,515
#	Cayman Engley Industrial Co., Ltd.	308,801	1,022,139
#	CCP Contact Probes Co., Ltd.	46,000	53,974
#	Celxpert Energy Corp.	765,000	724,556
#	Center Laboratories, Inc.	1,781,804	4,548,661
	Central Reinsurance Co., Ltd.	1,488,312	852,328
	Chailease Holding Co., Ltd.	8,853,657	37,141,319
	Chain Chon Industrial Co., Ltd.	2,092,000	595,133
#	ChainQui Construction Development Co., Ltd.	664,828	630,627
*	Champion Building Materials Co., Ltd.	3,478,390	774,066
	Chang Hwa Commercial Bank, Ltd.	23,420,861	16,368,210
#	Chang Wah Electromaterials, Inc.	352,520	1,789,828
#	Chang Wah Technology Co., Ltd.	50,298	445,081

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Channel Well Technology Co., Ltd.	1,893,000	$1,538,924
	Chant Sincere Co., Ltd.	361,000	300,539
#	Charoen Pokphand Enterprise	2,496,620	5,913,131
#	Chaun-Choung Technology Corp.	246,000	1,930,446
	CHC Healthcare Group	560,000	877,987
	CHC Resources Corp.	447,048	728,133
	Chen Full International Co., Ltd.	1,087,000	1,471,703
#	Chenbro Micom Co., Ltd.	757,000	1,548,339
	Cheng Fwa Industrial Co., Ltd.	100,000	39,886
	Cheng Loong Corp.	9,650,160	5,808,115
#*	Cheng Mei Materials Technology Corp.	7,656,200	2,614,828
#	Cheng Shin Rubber Industry Co., Ltd.	14,575,508	18,845,471
	Cheng Uei Precision Industry Co., Ltd.	4,675,630	5,068,257
#	Chenming Mold Industry Corp.	1,250,708	571,175
	Chia Chang Co., Ltd.	1,095,000	1,381,359
	Chia Hsin Cement Corp.	3,885,747	2,072,663
#	Chian Hsing Forging Industrial Co., Ltd.	564,000	816,816
	Chicony Electronics Co., Ltd.	3,889,689	9,890,688
	Chicony Power Technology Co., Ltd.	1,733,696	3,119,906
#	Chieftek Precision Co., Ltd.	595,000	1,825,003
	Chien Kuo Construction Co., Ltd.	2,206,706	708,259
#	Chilisin Electronics Corp.	2,091,925	5,596,649
#	Chime Ball Technology Co., Ltd.	204,282	247,040
	China Airlines, Ltd.	33,799,057	10,355,072
#	China Bills Finance Corp.	3,921,000	1,857,488
#	China Chemical & Pharmaceutical Co., Ltd.	3,094,000	1,835,304
	China Development Financial Holding Corp.	53,962,157	16,023,844
	China Ecotek Corp.	179,000	188,075
	China Electric Manufacturing Corp.	4,033,220	1,213,789
	China Fineblanking Technology Co., Ltd.	481,601	516,481
#	China General Plastics Corp.	5,169,835	3,531,141
#	China Glaze Co., Ltd.	1,137,022	442,926
	China Life Insurance Co., Ltd.	15,096,154	12,440,718
#	China Man-Made Fiber Corp.	14,541,304	4,371,184
	China Metal Products	3,055,405	3,184,819
	China Motor Corp.	5,435,716	4,458,279
#	China Petrochemical Development Corp.	30,693,941	10,195,879
	China Steel Chemical Corp.	969,998	3,947,420
	China Steel Corp.	43,754,440	33,661,799
#	China Steel Structure Co., Ltd.	972,000	756,687
	China Wire & Cable Co., Ltd.	1,096,680	731,814
#	Chinese Maritime Transport, Ltd.	1,086,964	1,266,747
#*	Ching Feng Home Fashions Co., Ltd.	640,659	549,633
	Chin-Poon Industrial Co., Ltd.	4,324,617	4,656,763
	Chipbond Technology Corp.	6,636,000	13,304,651
#	ChipMOS Techinologies, Inc.	2,687,155	2,454,079
	ChipMOS Technologies, Inc., ADR	62,027	1,128,899
	Chlitina Holding, Ltd.	580,000	4,550,430
	Chong Hong Construction Co., Ltd.	2,047,739	5,878,169
#	Chroma ATE, Inc.	1,898,705	8,843,688
#	Chun YU Works & Co., Ltd.	1,435,000	1,001,014
#	Chun Yuan Steel	3,101,177	1,011,281
	Chung Hsin Electric & Machinery Manufacturing Corp.	4,195,500	2,832,885
#	Chung Hung Steel Corp.	13,521,926	4,551,735
	Chung Hwa Food Industrial Co., Ltd.	16,650	41,774
	Chung Hwa Pulp Corp.	5,388,308	1,761,335
	Chunghwa Chemical Synthesis & Biotech Co., Ltd.	212,000	223,425
#	Chunghwa Precision Test Tech Co., Ltd.	130,000	1,801,804
#	Chunghwa Telecom Co., Ltd., Sponsored ADR	452,251	15,489,596

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chunghwa Telecom Co., Ltd.	6,972,000	$24,119,277
*	Chuwa Wool Industry Co., Ltd.	25,000	22,317
#	Chyang Sheng Dyeing & Finishing Co., Ltd.	1,981,000	904,476
	Cleanaway Co., Ltd.	807,000	4,118,853
	Clevo Co.	4,132,482	4,214,314
#*	CMC Magnetics Corp.	20,671,032	4,517,858
	C-Media Electronics, Inc.	504,000	283,336
	CoAsia Electronics Corp.	894,642	268,599
	Coland Holdings, Ltd.	169,000	156,185
	Collins Co., Ltd.	316,060	109,907
	Compal Electronics, Inc.	32,890,560	20,095,033
#	Compeq Manufacturing Co., Ltd.	11,823,000	10,138,119
	Compucase Enterprise	798,000	671,344
	Concord Securities Co., Ltd.	6,005,863	1,418,034
#	Concraft Holding Co., Ltd.	439,079	2,071,225
	Continental Holdings Corp.	4,936,250	2,752,597
	Contrel Technology Co., Ltd.	1,368,000	773,478
#	Coremax Corp.	823,552	2,018,819
	Coretronic Corp.	5,113,600	6,566,479
#	Co-Tech Development Corp.	2,463,800	2,621,680
	Cowealth Medical Holding Co., Ltd.	143,150	231,193
#	Coxon Precise Industrial Co., Ltd.	1,235,000	743,698
#	Creative Sensor, Inc.	1,138,000	796,836
#*	CSBC Corp. Taiwan	2,292,157	1,919,041
	CTBC Financial Holding Co., Ltd.	65,448,931	42,543,441
#	CTCI Corp.	5,190,896	7,577,875
	C-Tech United Corp.	197,819	125,407
#	Cub Elecparts, Inc.	657,809	5,943,623
	CviLux Corp.	796,378	630,348
#	CX Technology Co., Ltd.	558,078	385,222
#	Cyberlink Corp.	574,504	1,578,053
#	CyberPower Systems, Inc.	450,000	1,322,701
	CyberTAN Technology, Inc.	3,498,873	1,786,820
	Cypress Technology Co., Ltd.	381,100	965,607
#	DA CIN Construction Co., Ltd.	2,128,809	1,341,389
	Dadi Early-Childhood Education Group, Ltd.	142,802	1,346,491
	Dafeng TV, Ltd.	405,061	462,660
#	Da-Li Development Co., Ltd.	1,273,898	1,221,747
*	Danen Technology Corp.	2,785,000	142,082
#	Darfon Electronics Corp.	2,275,700	3,011,767
#	Darwin Precisions Corp.	4,037,304	2,325,747
#	Davicom Semiconductor, Inc.	451,392	257,585
	Daxin Materials Corp.	700,500	2,185,109
#	De Licacy Industrial Co., Ltd.	1,965,201	1,470,364
#*	Delpha Construction Co., Ltd.	1,249,754	645,955
	Delta Electronics, Inc.	9,539,028	46,046,248
	Depo Auto Parts Ind Co., Ltd.	1,096,634	2,532,528
	Dimerco Data System Corp.	56,000	68,718
#	Dimerco Express Corp.	910,000	625,150
*	D-Link Corp.	7,046,758	2,969,374
	Draytek Corp.	173,000	161,095
	Dyaco International, Inc.	37,259	51,972
	DYNACOLOR, Inc.	267,000	316,094
*	Dynamic Electronics Co., Ltd.	2,954,583	943,959
	Dynapack International Technology Corp.	1,690,000	2,592,503
	E Ink Holdings, Inc.	5,321,000	5,830,267
	E.Sun Financial Holding Co., Ltd.	46,573,584	38,792,214
	Eastern Media International Corp.	3,735,615	1,225,965
	Eclat Textile Co., Ltd.	1,061,518	13,891,353

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	ECOVE Environment Corp.	245,000	$1,608,911
*	Edimax Technology Co., Ltd.	2,128,423	752,407
	Edison Opto Corp.	1,150,000	529,469
	Edom Technology Co., Ltd.	1,838,038	807,071
	eGalax_eMPIA Technology, Inc.	481,451	732,067
#	Egis Technology, Inc.	744,000	5,261,495
	Elan Microelectronics Corp.	1,424,026	3,629,617
#*	E-Lead Electronic Co., Ltd.	493,846	341,406
	E-LIFE MALL Corp.	407,000	843,395
#	Elite Advanced Laser Corp.	1,867,320	3,344,916
	Elite Material Co., Ltd.	3,002,839	11,425,739
	Elite Semiconductor Memory Technology, Inc.	2,786,390	2,929,079
	Elitegroup Computer Systems Co., Ltd.	3,938,028	1,369,784
	eMemory Technology, Inc.	573,000	6,888,654
#	Emerging Display Technologies Corp.	1,185,000	674,138
*	ENG Electric Co., Ltd.	657,222	68,415
#	Ennoconn Corp.	511,531	3,569,540
#	EnTie Commercial Bank Co., Ltd.	2,316,166	1,210,325
	Epileds Technologies, Inc.	935,000	466,145
#	Epistar Corp.	11,935,261	9,409,379
	Eslite Spectrum Corp. (The)	33,550	136,198
	Eson Precision Ind. Co., Ltd.	955,000	1,206,988
	Eternal Materials Co., Ltd.	6,315,999	5,307,414
*	E-Ton Solar Tech Co., Ltd.	681,714	55,507
*	Etron Technology, Inc.	2,839,000	1,016,080
#	Eurocharm Holdings Co., Ltd.	366,000	1,566,987
	Eva Airways Corp.	27,964,333	13,090,658
#*	Everest Textile Co., Ltd.	3,752,632	1,370,821
	Evergreen International Storage & Transport Corp.	6,086,000	2,791,536
	Evergreen Marine Corp. Taiwan, Ltd.	20,913,728	9,622,886
	Everlight Chemical Industrial Corp.	4,106,756	2,263,580
	Everlight Electronics Co., Ltd.	4,843,570	4,655,372
*	Everspring Industry Co., Ltd.	914,000	344,351
	Excellence Opto, Inc.	141,000	97,749
#	Excelliance Mos Corp.	147,000	562,973
	Excelsior Medical Co., Ltd.	1,224,581	1,971,980
	EZconn Corp.	348,600	410,501
	Far Eastern Department Stores, Ltd.	11,836,000	8,958,399
	Far Eastern International Bank	25,946,419	10,399,730
	Far Eastern New Century Corp.	18,322,705	17,334,825
	Far EasTone Telecommunications Co., Ltd.	9,137,000	20,973,022
	Faraday Technology Corp.	1,044,893	2,085,757
#	Farglory F T Z Investment Holding Co., Ltd.	614,000	397,623
	Farglory Land Development Co., Ltd.	4,625,105	5,655,589
*	Federal Corp.	4,463,938	1,732,491
	Feedback Technology Corp.	268,200	631,083
	Feng Hsin Steel Co., Ltd.	3,173,131	5,818,519
	Feng TAY Enterprise Co., Ltd.	2,475,321	16,461,034
#*	First Copper Technology Co., Ltd.	2,101,000	694,133
	First Financial Holding Co., Ltd.	41,419,942	31,099,503
	First Hi-Tec Enterprise Co., Ltd.	708,496	997,490
	First Hotel	1,245,293	631,911
	First Insurance Co., Ltd. (The)	2,450,640	1,183,342
#*	First Steamship Co., Ltd.	6,872,194	2,759,063
#*	FIT Holding Co., Ltd.	953,436	742,135
#	FLEXium Interconnect, Inc.	3,465,724	10,547,687
	Flytech Technology Co., Ltd.	1,028,070	2,508,872
#	FocalTech Systems Co., Ltd.	3,177,174	2,356,807
#	Forest Water Environment Engineering Co., Ltd.	365,277	604,947

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Formosa Advanced Technologies Co., Ltd.	1,848,000	$1,967,487
#	Formosa Chemicals & Fibre Corp.	12,956,198	39,410,829
#	Formosa International Hotels Corp.	526,975	2,852,132
#	Formosa Laboratories, Inc.	999,000	1,221,257
	Formosa Oilseed Processing Co., Ltd.	408,891	744,673
	Formosa Optical Technology Co., Ltd.	200,000	425,257
	Formosa Petrochemical Corp.	4,361,000	14,782,745
	Formosa Plastics Corp.	10,425,770	33,537,734
#	Formosa Sumco Technology Corp.	86,000	305,161
	Formosa Taffeta Co., Ltd.	5,961,460	6,745,374
#	Formosan Rubber Group, Inc.	3,602,143	2,224,745
#	Formosan Union Chemical	3,340,986	1,457,976
#	Fortune Electric Co., Ltd.	848,304	692,876
#	Founding Construction & Development Co., Ltd.	1,467,882	749,350
	Foxconn Technology Co., Ltd.	5,186,241	10,655,681
#	Foxsemicon Integrated Technology, Inc.	666,402	2,512,171
#	Froch Enterprise Co., Ltd.	2,692,384	1,095,709
	FSP Technology, Inc.	1,478,619	915,748
	Fubon Financial Holding Co., Ltd.	32,979,387	45,592,628
	Fulgent Sun International Holding Co., Ltd.	904,226	2,611,141
	Fullerton Technology Co., Ltd.	836,670	532,865
#	Fulltech Fiber Glass Corp.	4,267,540	2,071,048
#	Fwusow Industry Co., Ltd.	874,294	508,560
#	G Shank Enterprise Co., Ltd.	1,451,510	1,145,356
*	G Tech Optoelectronics Corp.	953,955	341,694
#	Gallant Precision Machining Co., Ltd.	1,481,000	927,029
	Gamania Digital Entertainment Co., Ltd.	115,000	249,084
#	GCS Holdings, Inc.	527,000	1,014,060
#	GEM Services, Inc.	794,970	1,619,246
#*	Gemtek Technology Corp.	3,869,574	3,335,466
#	General Interface Solution Holding, Ltd.	2,379,000	8,744,692
#	General Plastic Industrial Co., Ltd.	563,478	579,186
#	Generalplus Technology, Inc.	645,000	705,137
#	Genesys Logic, Inc.	768,000	789,315
#	Genius Electronic Optical Co., Ltd.	677,810	9,098,567
	Genmont Biotech, Inc.	132,314	115,761
	Genovate Biotechnology Co., Ltd.	286,650	247,924
*	GeoVision, Inc.	455,840	452,160
#	Getac Technology Corp.	4,370,281	6,351,836
	Giant Manufacturing Co., Ltd.	1,710,363	13,055,183
	Giantplus Technology Co., Ltd.	3,055,000	1,176,570
#	Gigabyte Technology Co., Ltd.	5,901,750	8,819,674
#*	Gigasolar Materials Corp.	241,820	1,066,187
#*	Gigastorage Corp.	2,963,728	874,584
	Ginko International Co., Ltd.	448,000	2,899,370
	Global Brands Manufacture, Ltd.	3,531,973	1,919,486
#	Global Lighting Technologies, Inc.	972,000	1,930,349
#	Global Mixed Mode Technology, Inc.	592,000	1,891,590
#	Global PMX Co., Ltd.	432,000	1,625,981
#	Global Unichip Corp.	638,000	5,184,098
#	Globalwafers Co., Ltd.	1,104,779	11,722,106
	Globe Union Industrial Corp.	2,667,820	1,385,302
	Gloria Material Technology Corp.	5,755,885	3,572,013
*	GlycoNex, Inc.	129,000	90,003
#*	Gold Circuit Electronics, Ltd.	5,235,747	2,238,469
	Golden Friends Corp.	104,400	197,232
#	Goldsun Building Materials Co., Ltd.	13,113,672	3,499,265
#	Good Will Instrument Co., Ltd.	224,342	191,920
#	Gourmet Master Co., Ltd.	568,102	3,363,750

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Grand Fortune Securities Co., Ltd.	1,129,000	$303,605
#	Grand Ocean Retail Group, Ltd.	1,080,000	1,172,787
*	Grand Pacific Petrochemical	11,040,000	7,207,826
	Grand Plastic Technology Corp.	252,000	1,091,000
	GrandTech CG Systems, Inc.	390,600	521,547
	Grape King Bio, Ltd.	1,024,000	6,343,832
	Great China Metal Industry	1,191,000	931,762
	Great Taipei Gas Co., Ltd.	1,596,000	1,492,264
	Great Wall Enterprise Co., Ltd.	6,953,562	9,093,369
	Greatek Electronics, Inc.	3,089,000	4,400,716
*	Green Energy Technology, Inc.	2,077,221	21,376
	Green River Holding Co., Ltd.	60,350	177,880
	Green Seal Holding, Ltd.	479,400	602,171
	GTM Holdings Corp.	1,317,550	967,882
	Gudeng Precision Industrial Co., Ltd.	110,520	237,216
#	Hannstar Board Corp.	3,745,149	4,472,376
#	HannStar Display Corp.	35,089,323	7,447,260
#*	HannsTouch Solution, Inc.	6,112,391	2,854,307
	Hanpin Electron Co., Ltd.	617,000	748,579
#	Harvatek Corp.	1,518,839	732,257
#	Hey Song Corp.	2,010,500	2,047,699
	Hi-Clearance, Inc.	141,978	465,164
	Highlight Tech Corp.	553,000	439,638
	Highwealth Construction Corp.	5,698,130	8,908,913
	HIM International Music, Inc.	331,200	1,395,734
#	Hiroca Holdings, Ltd.	774,221	1,690,231
#	Hitron Technology, Inc.	2,650,997	1,732,117
#	Hiwin Technologies Corp.	1,585,191	14,058,332
	Ho Tung Chemical Corp.	10,110,828	2,274,127
	Hocheng Corp.	3,010,300	745,490
	Hold-Key Electric Wire & Cable Co., Ltd.	266,901	70,548
	Holiday Entertainment Co., Ltd.	524,400	1,125,385
	Holtek Semiconductor, Inc.	1,721,000	3,845,103
	Holy Stone Enterprise Co., Ltd.	1,256,675	3,759,869
	Hon Hai Precision Industry Co., Ltd.	36,059,403	90,392,633
	Hon Hai Precision Industry Co., Ltd., GDR	34,480	175,158
	Hong Pu Real Estate Development Co., Ltd.	2,939,554	1,943,076
#	Hong TAI Electric Industrial	2,480,000	776,914
	Hong YI Fiber Industry Co.	1,736,680	1,064,494
*	Horizon Securities Co., Ltd.	4,252,000	856,708
#	Hota Industrial Manufacturing Co., Ltd.	1,961,762	6,853,089
#	Hotai Motor Co., Ltd.	1,459,000	20,998,596
	Hotron Precision Electronic Industrial Co., Ltd.	752,259	1,163,210
#	Hsin Kuang Steel Co., Ltd.	2,208,783	2,174,633
#	Hsin Yung Chien Co., Ltd.	289,100	827,386
	Hsing TA Cement Co.	496,222	283,385
#*	HTC Corp.	4,179,619	5,164,745
#	Hu Lane Associate, Inc.	880,688	2,193,725
	HUA ENG Wire & Cable Co., Ltd.	4,331,000	1,372,548
	Hua Nan Financial Holdings Co., Ltd.	25,434,447	17,899,034
#	Huaku Development Co., Ltd.	2,034,400	5,329,111
#	Huang Hsiang Construction Corp.	1,688,735	1,711,632
#	Hung Ching Development & Construction Co., Ltd.	1,389,000	1,011,870
	Hung Sheng Construction, Ltd.	7,214,880	4,653,249
	Huxen Corp.	239,072	368,694
*	Hwa Fong Rubber Industrial Co., Ltd.	2,639,112	959,904
	Hwacom Systems, Inc.	221,000	131,539
#	Ibase Technology, Inc.	1,229,345	1,820,769
	IBF Financial Holdings Co., Ltd.	18,589,280	6,621,552

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Ichia Technologies, Inc.	3,386,255	$1,753,909
*	I-Chiun Precision Industry Co., Ltd.	1,994,211	534,924
*	Ideal Bike Corp.	2,205,885	353,773
	IEI Integration Corp.	1,061,955	1,123,034
	Infortrend Technology, Inc.	1,997,866	828,949
#	Info-Tek Corp.	475,000	239,608
#	Innodisk Corp.	843,466	3,410,408
	Innolux Corp.	99,786,151	23,071,163
	Inpaq Technology Co., Ltd.	729,000	708,901
	Intai Technology Corp.	318,000	1,436,604
#	Integrated Service Technology, Inc.	630,610	959,678
	IntelliEPI, Inc.	216,000	426,481
#	International CSRC Investment Holdings Co.	7,897,419	9,615,093
	International Games System Co., Ltd.	618,000	6,110,437
	Inventec Corp.	18,488,276	13,749,754
	Iron Force Industrial Co., Ltd.	522,682	1,819,674
#	I-Sheng Electric Wire & Cable Co., Ltd.	859,000	1,140,429
	ITE Technology, Inc.	1,342,646	1,428,383
#	ITEQ Corp.	2,188,611	9,534,077
#	Jarllytec Co., Ltd.	628,828	1,384,066
#	Jentech Precision Industrial Co., Ltd.	561,156	2,278,187
	Jess-Link Products Co., Ltd.	922,450	897,918
#	Jih Lin Technology Co., Ltd.	265,000	567,299
	Jih Sun Financial Holdings Co., Ltd.	14,725,192	5,075,525
	Jinan Acetate Chemical Co., Ltd.	4,000	17,817
	Jinli Group Holdings, Ltd.	1,775,498	833,860
	Johnson Health Tech Co., Ltd.	13,655	35,080
#	Jourdeness Group, Ltd.	372,000	1,204,885
#	K Laser Technology, Inc.	1,929,459	1,285,597
	Kaimei Electronic Corp.	309,598	516,127
#	Kaori Heat Treatment Co., Ltd.	704,321	999,928
#	Kaulin Manufacturing Co., Ltd.	1,433,684	726,728
#	Kayee International Group Co., Ltd.	39,000	134,900
#	KEE TAI Properties Co., Ltd.	5,212,101	2,020,782
#	Kenda Rubber Industrial Co., Ltd.	3,622,304	3,372,744
#	Kenmec Mechanical Engineering Co., Ltd.	2,205,000	992,917
	Kerry TJ Logistics Co., Ltd.	1,416,000	1,647,893
	Key Ware Electronics Co., Ltd.	232,709	61,086
#	Kindom Construction Corp.	3,247,000	2,621,625
	King Chou Marine Technology Co., Ltd.	815,800	934,087
#	King Slide Works Co., Ltd.	368,450	3,883,571
#	King Yuan Electronics Co., Ltd.	14,274,032	14,816,746
*	Kingcan Holdings, Ltd.	267,594	144,102
#	Kingpak Technology, Inc.	333,782	1,589,097
	Kingpak Technology, Inc.	34,832	48,167
#	King's Town Bank Co., Ltd.	8,572,653	8,757,428
#	King's Town Construction Co., Ltd.	1,255,690	1,125,780
#	Kinik Co.	1,563,000	2,945,279
*	Kinko Optical Co., Ltd.	1,041,772	1,001,776
	Kinpo Electronics	14,736,892	4,912,516
#	Kinsus Interconnect Technology Corp.	3,404,476	4,322,400
#	KMC Kuei Meng International, Inc.	630,951	2,105,319
#	KNH Enterprise Co., Ltd.	719,150	246,062
	KS Terminals, Inc.	1,177,290	1,529,927
	Kung Long Batteries Industrial Co., Ltd.	717,000	3,829,340
#	Kung Sing Engineering Corp.	3,026,000	688,562
*	Kuo Toong International Co., Ltd.	2,046,545	1,287,933
#	Kuoyang Construction Co., Ltd.	5,283,418	2,041,823
	Kwong Fong Industries Corp.	1,034,733	515,424

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Kwong Lung Enterprise Co., Ltd.	716,000	$1,044,968
#	KYE Systems Corp.	2,684,107	705,788
#	L&K Engineering Co., Ltd.	2,034,000	1,832,134
#	La Kaffa International Co., Ltd.	168,947	958,066
*	LAN FA Textile	2,006,412	485,696
#	Land Mark Optoelectronics Corp.	504,600	3,967,262
	Lanner Electronics, Inc.	1,026,579	2,574,954
#	Largan Precision Co., Ltd.	302,234	40,855,521
	Laser Tek Taiwan Co., Ltd.	885,144	761,544
#	Laster Tech Corp., Ltd.	559,163	660,140
*	Leader Electronics, Inc.	872,886	215,682
#	Lealea Enterprise Co., Ltd.	9,626,965	2,819,121
	Ledlink Optics, Inc.	613,858	489,187
#	LEE CHI Enterprises Co., Ltd.	1,798,000	555,849
#	Lelon Electronics Corp.	880,765	1,178,433
#	Lemtech Holdings Co., Ltd.	220,000	989,880
*	Leofoo Development Co., Ltd.	2,303,655	517,893
#	LES Enphants Co., Ltd.	1,769,480	425,547
#	Lextar Electronics Corp.	3,397,000	1,655,974
	Li Cheng Enterprise Co., Ltd.	1,214,843	2,298,246
	Li Peng Enterprise Co., Ltd.	7,837,060	1,816,174
	Lian HWA Food Corp.	745,154	1,110,655
	Lida Holdings, Ltd.	475,000	759,954
	Lien Hwa Industrial Corp.	5,071,374	6,354,365
	Lifestyle Global Enterprise, Inc.	120,000	303,122
#	Lingsen Precision Industries, Ltd.	4,173,490	1,191,848
#	Lion Travel Service Co., Ltd.	352,000	940,288
#	Lite-On Semiconductor Corp.	2,417,887	2,447,142
	Lite-On Technology Corp.	18,739,419	26,527,304
	Long Bon International Co., Ltd.	3,750,846	1,908,415
	Long Da Construction & Development Corp.	354,000	188,770
#	Longchen Paper & Packaging Co., Ltd.	7,048,495	3,361,325
#	Longwell Co.	1,070,000	1,962,274
	Lotes Co., Ltd.	636,062	4,651,245
	Lu Hai Holding Corp.	338,790	452,970
#*	Lucky Cement Corp.	1,780,000	390,206
	Lumax International Corp., Ltd.	604,126	1,697,432
#	Lung Yen Life Service Corp.	844,000	1,687,645
#*	LuxNet Corp.	535,189	360,452
	Macauto Industrial Co., Ltd.	585,000	1,607,566
#	Machvision, Inc.	349,000	4,121,795
#	Macroblock, Inc.	325,790	1,249,093
#	Macronix International	17,407,837	17,418,447
#	Makalot Industrial Co., Ltd.	1,684,636	9,835,971
	Marketech International Corp.	17,000	28,359
#	Materials Analysis Technology, Inc.	535,932	1,287,851
	Mayer Steel Pipe Corp.	1,324,905	648,419
	Maywufa Co., Ltd.	178,462	74,957
	MediaTek, Inc.	3,718,823	37,196,499
	Mega Financial Holding Co., Ltd.	34,741,220	35,724,160
	Meiloon Industrial Co.	1,013,889	719,109
#	Mercuries & Associates Holding, Ltd.	4,831,049	2,747,615
#*	Mercuries Life Insurance Co., Ltd.	13,305,763	4,620,225
	Merida Industry Co., Ltd.	662,588	4,127,719
#	Merry Electronics Co., Ltd.	1,374,384	6,611,765
*	Microbio Co., Ltd.	3,660,358	1,588,305
	Microelectronics Technology, Inc.	246,772	198,553
#	Micro-Star International Co., Ltd.	4,656,465	13,031,054
	Mildef Crete, Inc.	562,000	785,938

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	MIN AIK Technology Co., Ltd.	1,477,249	$693,516
	Mirle Automation Corp.	1,921,512	2,679,353
	Mitac Holdings Corp.	8,096,503	8,387,404
	MJ International Co., Ltd.	24,000	63,731
#	Mobiletron Electronics Co., Ltd.	654,960	803,271
	momo.com, Inc.	327,000	2,741,882
#*	Mosel Vitelic, Inc.	359,129	230,578
#*	Motech Industries, Inc.	5,418,003	1,889,152
	MPI Corp.	792,000	1,688,377
#	Nak Sealing Technologies Corp.	510,549	1,153,651
	Namchow Holdings Co., Ltd.	2,009,000	3,428,006
	Nan Kang Rubber Tire Co., Ltd.	3,090,197	3,707,101
#	Nan Liu Enterprise Co., Ltd.	264,000	1,271,017
	Nan Ren Lake Leisure Amusement Co., Ltd.	1,231,000	388,052
	Nan Ya Plastics Corp.	17,057,584	38,950,030
#	Nan Ya Printed Circuit Board Corp.	2,630,211	3,550,420
	Nang Kuang Pharmaceutical Co., Ltd.	548,000	531,168
#	Nantex Industry Co., Ltd.	2,949,363	3,280,107
	Nanya Technology Corp.	6,090,751	14,251,442
#	National Petroleum Co., Ltd.	651,000	864,289
#	Netronix, Inc.	504,000	806,073
*	New Asia Construction & Development Corp.	873,423	166,474
	New Best Wire Industrial Co., Ltd.	110,200	91,890
	New Era Electronics Co., Ltd.	516,000	337,475
	Nexcom International Co., Ltd.	644,267	626,540
#	Nichidenbo Corp.	1,376,552	2,172,646
	Nien Hsing Textile Co., Ltd.	1,389,656	1,149,496
	Nien Made Enterprise Co., Ltd.	1,069,000	8,207,876
	Niko Semiconductor Co., Ltd.	121,000	137,492
#	Nishoku Technology, Inc.	328,800	471,591
#	Nova Technology Corp.	64,000	311,252
#	Novatek Microelectronics Corp.	3,789,000	20,009,952
	Nuvoton Technology Corp.	1,005,000	1,588,846
*	O-Bank Co., Ltd.	2,305,000	581,829
#*	Ocean Plastics Co., Ltd.	1,159,000	1,035,327
#	On-Bright Electronics, Inc.	362,800	1,935,210
	OptoTech Corp.	4,372,397	3,104,025
	Orient Europharma Co., Ltd.	378,000	734,558
*	Orient Semiconductor Electronics, Ltd.	3,895,637	1,923,876
#	Oriental Union Chemical Corp.	7,972,819	6,044,149
#	O-TA Precision Industry Co., Ltd.	442,683	679,350
#	Pacific Construction Co.	1,133,276	431,325
	Pacific Hospital Supply Co., Ltd.	500,000	1,306,505
#	Paiho Shih Holdings Corp.	918,656	1,422,983
#	Pan Jit International, Inc.	3,617,860	2,955,352
	Pan-International Industrial Corp.	4,785,854	3,856,700
	Parade Technologies, Ltd.	593,805	9,776,314
#*	Paragon Technologies Co., Ltd.	740,626	515,691
#	Parpro Corp.	354,000	389,655
	PCL Technologies, Inc.	347,569	938,414
#	P-Duke Technology Co., Ltd.	432,410	1,152,933
#	Pegatron Corp.	17,936,293	29,112,961
#	Pharmally International Holding Co., Ltd.	293,543	2,187,838
#*	Phihong Technology Co., Ltd.	3,766,101	1,049,127
	Phison Electronics Corp.	1,082,000	10,593,419
#	Phoenix Tours International, Inc.	280,035	329,003
*	Pili International Multimedia Co., Ltd.	26,400	35,750
#	Pixart Imaging, Inc.	645,000	2,236,479
	Planet Technology Corp.	181,000	388,033

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Plastron Precision Co., Ltd.	336,612	$140,959
#	Plotech Co., Ltd.	684,000	403,626
	Polytronics Technology Corp.	541,408	1,129,595
#	Posiflex Technology, Inc.	470,939	1,747,114
	Pou Chen Corp.	19,795,005	24,359,935
	Power Wind Health Industry, Inc.	136,645	1,006,875
	Powertech Technology, Inc.	7,520,580	20,533,855
	Poya International Co., Ltd.	412,515	5,687,940
	President Chain Store Corp.	2,727,728	26,232,611
	President Securities Corp.	10,200,144	4,155,303
#	Primax Electronics, Ltd.	4,180,000	7,117,893
#	Prince Housing & Development Corp.	12,003,140	4,273,666
#*	Princeton Technology Corp.	1,205,000	334,462
	Pro Hawk Corp.	65,000	303,487
#	Promate Electronic Co., Ltd.	1,293,000	1,362,475
*	Promise Technology, Inc.	1,584,538	397,598
#	Prosperity Dielectrics Co., Ltd.	764,687	1,517,347
#	P-Two Industries, Inc.	192,000	165,845
	Qisda Corp.	16,143,525	10,010,486
#	QST International Corp.	642,000	1,355,084
	Qualipoly Chemical Corp.	1,012,893	890,356
#	Quang Viet Enterprise Co., Ltd.	180,000	941,797
	Quanta Computer, Inc.	10,527,436	19,348,037
	Quanta Storage, Inc.	1,486,000	2,200,854
	Quintain Steel Co., Ltd.	3,069,215	698,532
#	Radiant Opto-Electronics Corp.	5,893,692	23,160,946
*	Radium Life Tech Co., Ltd.	7,299,861	3,227,625
	Rafael Microelectronics, Inc.	237,000	1,583,232
	Realtek Semiconductor Corp.	2,259,861	15,008,468
	Rechi Precision Co., Ltd.	4,260,292	3,388,932
	Rexon Industrial Corp., Ltd.	222,559	630,619
	Rich Development Co., Ltd.	6,660,769	2,018,894
#	RichWave Technology Corp.	617,100	2,434,843
*	Right WAY Industrial Co., Ltd.	288,000	145,991
*	Ritek Corp.	10,601,382	2,937,626
#*	Roo Hsing Co., Ltd.	5,387,000	2,105,291
*	Rotam Global Agrosciences, Ltd.	743,217	414,173
	Ruentex Development Co., Ltd.	3,956,827	5,247,787
	Ruentex Engineering & Construction Co.	295,000	520,418
	Ruentex Industries, Ltd.	3,379,294	7,187,547
#	Run Long Construction Co., Ltd.	684,352	1,379,480
	Sagittarius Life Science Corp.	170,744	311,431
#	Samebest Co., Ltd.	259,200	1,065,082
#	Sampo Corp.	3,912,895	2,321,895
#	San Fang Chemical Industry Co., Ltd.	1,378,659	1,028,727
	San Far Property, Ltd.	955,331	679,292
	San Shing Fastech Corp.	941,622	1,601,804
	Sanitar Co., Ltd.	425,000	536,278
#	Sanyang Motor Co., Ltd.	4,526,802	3,042,563
	Scan-D Corp.	10,000	13,456
#	SCI Pharmtech, Inc.	335,312	1,029,097
	Scientech Corp.	524,000	1,125,238
	ScinoPharm Taiwan, Ltd.	556,075	429,443
#	SDI Corp.	1,356,000	2,752,415
#	Sea Sonic Electronics Co., Ltd.	202,000	222,492
	Senao International Co., Ltd.	567,547	593,995
#	Senao Networks, Inc.	302,000	965,436
#	Sercomm Corp.	2,333,000	5,521,037
#	Sesoda Corp.	2,071,176	1,733,288

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Shan-Loong Transportation Co., Ltd.	629,247	$604,559
	Sharehope Medicine Co., Ltd.	599,262	556,200
	Sheng Yu Steel Co., Ltd.	1,274,000	840,830
	ShenMao Technology, Inc.	834,450	574,045
#	Shieh Yih Machinery Industry Co., Ltd.	447,000	167,057
	Shih Her Technologies, Inc.	484,000	654,334
*	Shih Wei Navigation Co., Ltd.	1,901,641	566,684
	Shihlin Electric & Engineering Corp.	1,640,787	2,345,317
	Shin Hai Gas Corp.	8,242	10,552
	Shin Kong Financial Holding Co., Ltd.	64,692,123	18,699,297
	Shin Shin Natural Gas Co.	9,480	10,281
#	Shin Zu Shing Co., Ltd.	1,701,245	6,830,288
	Shinih Enterprise Co., Ltd.	119,000	67,977
*	Shining Building Business Co., Ltd.	4,326,359	1,337,567
	Shinkong Insurance Co., Ltd.	2,329,784	2,841,720
	Shinkong Synthetic Fibers Corp.	13,818,844	5,859,496
	Shinkong Textile Co., Ltd.	874,169	1,163,176
	Shiny Chemical Industrial Co., Ltd.	701,717	1,835,231
#	ShunSin Technology Holding, Ltd.	181,000	636,561
#*	Shuttle, Inc.	2,560,000	1,032,491
	Sigurd Microelectronics Corp.	4,554,877	4,234,831
#	Silergy Corp.	156,000	3,146,776
#*	Silicon Integrated Systems Corp.	5,418,817	1,444,023
*	Silitech Technology Corp.	1,586,117	734,841
	Simplo Technology Co., Ltd.	1,455,880	11,313,492
	Sinbon Electronics Co., Ltd.	2,267,849	9,630,286
	Sincere Navigation Corp.	3,612,370	1,933,752
#	Single Well Industrial Corp.	439,279	312,879
#	Sinher Technology, Inc.	593,000	837,932
	Sinmag Equipment Corp.	430,519	1,419,915
	Sino-American Silicon Products, Inc.	5,383,000	14,644,208
	Sinon Corp.	4,572,740	2,751,748
	SinoPac Financial Holdings Co., Ltd.	47,298,497	18,760,687
#	Sinopower Semiconductor, Inc.	127,000	458,618
	Sinphar Pharmaceutical Co., Ltd.	1,162,507	749,553
#	Sinyi Realty Co.	1,926,314	1,931,199
	Sirtec International Co., Ltd.	1,125,000	1,275,855
#	Sitronix Technology Corp.	1,095,774	4,746,965
	Siward Crystal Technology Co., Ltd.	2,184,705	1,484,236
#	Soft-World International Corp.	801,000	1,854,937
#*	Solar Applied Materials Technology Co.	3,121,639	2,352,188
	Solomon Technology Corp.	1,451,000	932,452
	Solteam, Inc.	666,930	580,935
#	Song Shang Electronics Co., Ltd.	994,240	481,613
#	Sonix Technology Co., Ltd.	911,000	908,683
	Southeast Cement Co., Ltd.	1,181,000	631,015
#*	Speed Tech Corp.	298,000	630,274
#	Spirox Corp.	924,540	775,204
	Sporton International, Inc.	552,479	3,677,156
	St Shine Optical Co., Ltd.	440,000	7,338,932
#	Standard Chemical & Pharmaceutical Co., Ltd.	1,028,040	1,107,627
	Standard Foods Corp.	2,076,734	4,002,782
	Stark Technology, Inc.	905,520	1,504,386
	Sun Race Sturmey-Archer, Inc.	26,550	25,757
#*	Sunko INK Co., Ltd.	479,000	142,701
	Sunny Friend Environmental Technology Co., Ltd.	570,000	4,843,017
#	Sunonwealth Electric Machine Industry Co., Ltd.	2,752,001	3,086,831
#	Sunplus Technology Co., Ltd.	6,355,153	2,818,642
	Sunrex Technology Corp.	1,481,145	1,890,474

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Sunspring Metal Corp.	1,133,000	$1,146,269
#	Supreme Electronics Co., Ltd.	4,410,857	3,975,641
#	Swancor Holding Co., Ltd.	900,061	2,184,824
	Sweeten Real Estate Development Co., Ltd.	956,527	855,121
	Symtek Automation Asia Co., Ltd.	457,420	797,726
	Syncmold Enterprise Corp.	1,272,000	3,189,751
#	Synmosa Biopharma Corp.	291,672	236,256
	Synnex Technology International Corp.	7,466,732	9,166,461
#	Sysage Technology Co., Ltd.	912,755	973,091
*	Sysgration	827,806	179,980
	Systex Corp.	1,339,293	3,160,655
	T3EX Global Holdings Corp.	1,039,000	797,679
#	TA Chen Stainless Pipe	10,201,348	15,072,959
	Ta Liang Technology Co., Ltd.	416,000	463,678
#	Ta Ya Electric Wire & Cable	6,234,520	2,228,625
#	Ta Yih Industrial Co., Ltd.	371,000	729,096
#	Tah Hsin Industrial Corp.	456,300	456,708
	TAI Roun Products Co., Ltd.	263,000	91,224
#	TA-I Technology Co., Ltd.	1,266,446	1,610,483
*	Tai Tung Communication Co., Ltd.	926,353	487,552
	Taichung Commercial Bank Co., Ltd.	26,824,612	10,887,019
#	TaiDoc Technology Corp.	652,532	2,708,297
	Taiflex Scientific Co., Ltd.	2,287,460	3,533,027
#	Taimide Tech, Inc.	1,493,940	2,290,426
#	Tainan Enterprises Co., Ltd.	1,030,289	847,360
#	Tainan Spinning Co., Ltd.	11,360,791	4,464,229
*	Tainergy Tech Co., Ltd.	2,852,000	398,856
	Tainet Communication System Corp.	62,000	117,248
	Tai-Saw Technology Co., Ltd.	309,960	205,123
	Taishin Financial Holding Co., Ltd.	43,205,918	20,219,358
#	Taisun Enterprise Co., Ltd.	1,790,775	1,187,344
#	Taita Chemical Co., Ltd.	2,804,601	945,931
	Taiwan Business Bank	30,252,974	12,979,541
	Taiwan Cement Corp.	23,400,374	33,467,421
#	Taiwan Chinsan Electronic Industrial Co., Ltd.	802,448	906,900
	Taiwan Cogeneration Corp.	3,139,657	2,669,900
	Taiwan Cooperative Financial Holding Co., Ltd.	32,187,264	21,657,404
	Taiwan FamilyMart Co., Ltd.	214,000	1,554,400
	Taiwan Fertilizer Co., Ltd.	5,778,000	8,888,306
	Taiwan Fire & Marine Insurance Co., Ltd.	1,433,880	928,560
#	Taiwan FU Hsing Industrial Co., Ltd.	1,676,000	2,312,350
	Taiwan Glass Industry Corp.	8,616,904	3,337,880
	Taiwan High Speed Rail Corp.	7,739,000	10,315,005
	Taiwan Hon Chuan Enterprise Co., Ltd.	3,270,545	5,759,482
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	1,922,000	1,154,235
*	Taiwan Land Development Corp.	10,090,009	2,968,864
#	Taiwan Line Tek Electronic	651,071	655,621
	Taiwan Mobile Co., Ltd.	5,654,900	19,906,470
	Taiwan Navigation Co., Ltd.	2,274,720	1,636,103
	Taiwan Paiho, Ltd.	2,583,152	7,582,988
#	Taiwan PCB Techvest Co., Ltd.	3,173,816	4,119,998
#	Taiwan Pulp & Paper Corp.	2,774,260	1,676,782
#	Taiwan Sakura Corp.	1,403,243	2,108,182
	Taiwan Sanyo Electric Co., Ltd.	456,650	407,453
	Taiwan Secom Co., Ltd.	1,631,405	4,549,592
	Taiwan Semiconductor Co., Ltd.	2,686,000	4,262,902
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	10,833,721	461,841,526
	Taiwan Semiconductor Manufacturing Co., Ltd.	41,147,652	338,359,240
	Taiwan Shin Kong Security Co., Ltd.	1,466,561	1,758,367

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Styrene Monomer	6,481,404	$5,080,716
	Taiwan Surface Mounting Technology Corp.	3,320,674	8,119,151
	Taiwan Taxi Co., Ltd.	130,200	296,110
#	Taiwan TEA Corp.	8,318,896	4,332,708
#	Taiwan Union Technology Corp.	2,259,000	9,237,982
#	Taiyen Biotech Co., Ltd.	1,266,910	1,380,353
#*	Tatung Co., Ltd.	10,118,588	6,508,112
#	Tayih Lun An Co., Ltd.	106,000	76,741
#	TCI Co., Ltd.	626,884	8,292,253
	Te Chang Construction Co., Ltd.	440,980	406,385
#	Teapo Electronic Corp.	346,000	459,222
#	Teco Electric and Machinery Co., Ltd.	13,946,000	11,105,304
	Tehmag Foods Corp.	88,600	623,247
	Ten Ren Tea Co., Ltd.	180,170	223,603
	Tera Autotech Corp.	23,000	19,877
	Test Research, Inc.	1,267,370	1,915,330
	Test-Rite International Co., Ltd.	2,484,166	1,627,878
#*	Tex-Ray Industrial Co., Ltd.	1,233,000	361,030
	Thinking Electronic Industrial Co., Ltd.	995,058	2,513,904
	Thye Ming Industrial Co., Ltd.	1,609,992	1,673,873
	Ton Yi Industrial Corp.	6,454,300	2,581,122
	Tong Hsing Electronic Industries, Ltd.	1,276,534	5,251,336
#	Tong Yang Industry Co., Ltd.	4,575,341	6,683,631
	Tong-Tai Machine & Tool Co., Ltd.	2,160,804	1,249,291
	TOPBI International Holdings, Ltd.	874,109	2,445,946
	Topco Scientific Co., Ltd.	1,365,050	3,621,689
#	Topco Technologies Corp.	292,468	652,438
	Topkey Corp.	61,000	335,181
	Topoint Technology Co., Ltd.	1,625,993	994,465
	Toung Loong Textile Manufacturing	982,000	1,620,858
#*	TPK Holding Co., Ltd.	4,219,000	7,461,688
	Trade-Van Information Services Co.	344,000	384,792
	Transcend Information, Inc.	1,326,870	2,893,714
	Tripod Technology Corp.	3,709,660	12,331,828
*	TrueLight Corp.	75,600	68,083
#	Tsang Yow Industrial Co., Ltd.	1,051,000	773,953
	Tsann Kuen Enterprise Co., Ltd.	827,441	509,864
#	TSC Auto ID Technology Co., Ltd.	350,570	2,868,563
*	TSEC Corp.	2,973,539	832,470
	TSRC Corp.	4,597,154	3,988,210
#	Ttet Union Corp.	318,000	1,241,359
	TTFB Co., Ltd.	111,000	1,100,724
#	TTY Biopharm Co., Ltd.	1,784,991	4,633,643
#	Tul Corp.	330,600	806,982
	Tung Ho Steel Enterprise Corp.	8,653,645	5,983,410
#	Tung Thih Electronic Co., Ltd.	526,848	1,180,558
	TURVO International Co., Ltd.	875,515	2,080,292
	TXC Corp.	2,593,762	3,187,436
#	TYC Brother Industrial Co., Ltd.	2,748,333	2,477,409
*	Tycoons Group Enterprise	4,435,353	951,640
#	Tyntek Corp.	2,271,413	1,219,616
	UDE Corp.	713,000	617,444
#	Ultra Chip, Inc.	554,000	588,179
	U-Ming Marine Transport Corp.	4,056,200	4,551,016
#	Unimicron Technology Corp.	16,592,563	20,032,125
#	Union Bank Of Taiwan	8,347,359	3,215,578
#	Union Insurance Co., Ltd.	589,895	381,138
	Uni-President Enterprises Corp.	24,290,734	62,875,741
	Unitech Computer Co., Ltd.	850,365	564,788

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Unitech Printed Circuit Board Corp.	6,000,839	$4,543,642
#	United Integrated Services Co., Ltd.	1,680,640	8,503,047
	United Microelectronics Corp.	127,663,441	56,682,116
	United Orthopedic Corp.	633,468	951,278
#	United Radiant Technology	966,000	565,475
*	United Renewable Energy Co., Ltd.	22,983,900	6,590,683
#*	Unity Opto Technology Co., Ltd.	4,372,276	1,244,649
	Univacco Technology, Inc.	52,000	41,017
	Universal Cement Corp.	3,531,790	2,143,737
#*	Universal Microelectronics Co., Ltd.	240,000	140,035
#	Universal Microwave Technology, Inc.	373,272	1,239,731
#*	Unizyx Holding Corp.	2,152,496	1,729,000
	UPC Technology Corp.	9,341,602	3,370,496
#	Userjoy Technology Co., Ltd.	289,380	583,404
#	USI Corp.	9,585,226	3,670,595
	Usun Technology Co., Ltd.	450,100	427,202
#	Utechzone Co., Ltd.	621,000	1,408,035
	Vanguard International Semiconductor Corp.	7,269,000	14,673,983
#	Ve Wong Corp.	704,524	602,458
#	VHQ Media Holdings, Ltd.	324,000	1,507,579
	Victory New Materials, Ltd. Co.	1,385,000	814,230
#	Visual Photonics Epitaxy Co., Ltd.	1,668,224	5,325,025
	Vivotek, Inc.	172,200	617,703
	Voltronic Power Technology Corp.	347,350	7,488,046
#	Wafer Works Corp.	2,507,909	2,874,179
#	Waffer Technology Corp.	1,144,000	483,710
	Wah Hong Industrial Corp.	364,280	326,550
#	Wah Lee Industrial Corp.	1,735,000	3,031,238
#	Walsin Lihwa Corp.	24,578,307	11,785,154
#	Walsin Technology Corp.	2,963,496	16,489,450
#	Walton Advanced Engineering, Inc.	3,862,662	1,285,419
	Wan Hai Lines, Ltd.	6,139,026	4,082,163
	WAN HWA Enterprise Co.	556,452	240,359
	Wei Chuan Foods Corp.	1,372,000	1,316,787
	Weikeng Industrial Co., Ltd.	2,796,754	1,810,520
	Well Shin Technology Co., Ltd.	996,443	1,632,049
	Weltrend Semiconductor	85,000	72,465
#*	Wha Yu Industrial Co., Ltd.	556,000	297,008
#	Wholetech System Hitech, Ltd.	270,000	277,274
	Win Semiconductors Corp.	2,808,248	23,733,799
	Winbond Electronics Corp.	34,323,188	20,924,993
	Winmate, Inc.	127,000	213,561
	Winstek Semiconductor Co., Ltd.	794,000	683,360
	Wintek Corp.	6,349,135	70,055
	Wisdom Marine Lines Co., Ltd.	4,082,595	4,264,009
#	Wisechip Semiconductor, Inc.	179,846	219,232
	Wistron Corp.	24,739,169	18,378,975
#	Wistron NeWeb Corp.	2,448,515	6,128,698
	Wowprime Corp.	948,000	2,407,642
	WPG Holdings, Ltd.	9,890,957	13,065,006
#	WT Microelectronics Co., Ltd.	5,061,789	6,569,236
	WUS Printed Circuit Co., Ltd.	2,544,700	2,541,267
#	XAC Automation Corp.	720,000	663,131
	XPEC Entertainment, Inc.	63,985	5,103
	Xxentria Technology Materials Corp.	1,170,736	2,642,152
#	Yageo Corp.	1,741,227	14,621,106
*	Yang Ming Marine Transport Corp.	13,506,491	3,773,101
#	YC Co., Ltd.	4,821,763	1,906,516
	YC INOX Co., Ltd.	3,364,560	2,839,166

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	YCC Parts Manufacturing Co., Ltd.	51,000	$59,269
	Yea Shin International Development Co., Ltd.	1,760,715	964,405
#*	Yeong Guan Energy Technology Group Co., Ltd.	1,203,774	2,183,355
	YFC-Boneagle Electric Co., Ltd.	1,232,000	1,161,984
	YFY, Inc.	14,800,997	5,502,484
#	Yi Jinn Industrial Co., Ltd.	2,955,096	1,328,495
	Yieh Phui Enterprise Co., Ltd.	12,523,865	3,638,592
#	Yonyu Plastics Co., Ltd.	1,029,050	1,114,377
#	Young Fast Optoelectronics Co., Ltd.	1,553,137	896,506
	Youngtek Electronics Corp.	1,414,569	2,083,392
	Yuanta Financial Holding Co., Ltd.	49,662,301	27,824,164
	Yuanta Futures Co., Ltd.	48,000	76,847
	Yuen Chang Stainless Steel Co., Ltd.	26,000	17,784
#	Yulon Finance Corp.	1,619,200	6,086,938
#	Yulon Motor Co., Ltd.	10,733,715	8,240,536
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	385,350	917,607
	Yungshin Construction & Development Co., Ltd.	580,200	623,329
	YungShin Global Holding Corp.	1,187,400	1,570,823
	Zeng Hsing Industrial Co., Ltd.	692,974	3,017,296
	Zenitron Corp.	2,031,000	1,414,795
#	Zero One Technology Co., Ltd.	1,126,000	1,093,949
	Zhen Ding Technology Holding, Ltd.	4,791,150	17,429,882
#	Zig Sheng Industrial Co., Ltd.	6,713,638	1,896,834
#	Zinwell Corp.	3,052,979	2,213,895
	Zippy Technology Corp.	1,317,028	1,482,727
#	ZongTai Real Estate Development Co., Ltd.	2,588,625	1,942,272
TOTAL TAIWAN			4,524,421,106
THAILAND — (3.6%)
	AAPICO Hitech PCL	125,100	76,065
	AAPICO Hitech PCL	867,080	527,212
	Advanced Info Service PCL	3,970,609	27,499,259
	Advanced Information Technology PCL	577,500	454,414
	AEON Thana Sinsap Thailand PCL	290,300	2,237,070
	AEON Thana Sinsap Thailand PCL	11,200	86,308
	After You PCL	553,400	307,694
	Airports of Thailand PCL	15,631,000	36,593,464
	AJ Plast PCL	1,649,700	482,761
	Allianz Ayudhya General Insurance PCL	168,700	229,011
	AMA Marine PCL	404,700	109,876
	Amata Corp. PCL	2,191,600	1,717,365
	Ananda Development PCL	21,233,700	2,471,684
	AP Thailand PCL	17,384,536	4,324,230
	Asia Aviation PCL	24,208,100	3,022,569
	Asia Green Energy PCL	895,400	28,823
	Asia Plus Group Holdings PCL	11,797,200	1,066,370
	Asia Plus Group Holdings PCL	468,800	42,376
	Asia Sermkij Leasing PCL	1,106,400	895,768
	Asian Insulators PCL	9,576,560	426,594
	Asian Phytoceuticals PCL	34,523	4,086
	Asian Seafoods Coldstorage PCL	1,643,100	368,636
	B Grimm Power PCL	1,464,400	1,690,333
	Bangchak Corp. PCL	5,883,100	5,786,499
	Bangkok Airways PCL	7,109,900	2,473,612
	Bangkok Aviation Fuel Services PCL	2,503,142	2,950,379
	Bangkok Bank PCL	672,700	3,969,925
	Bangkok Bank PCL	258,900	1,527,893
	Bangkok Chain Hospital PCL	14,329,250	7,175,108
	Bangkok Dusit Medical Services PCL, Class F	10,135,200	8,238,660

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Bangkok Expressway & Metro PCL	57,062,555	$19,481,607
	Bangkok Insurance PCL	23,140	247,539
	Bangkok Land PCL	143,597,004	8,030,787
	Bangkok Life Assurance PCL	3,652,040	3,087,402
	Bangkok Ranch PCL	5,886,000	627,738
	Bank of Ayudhya PCL	29,100	37,138
	Banpu PCL	17,344,910	8,064,777
	Banpu Power PCL	1,825,500	1,311,772
	BCPG PCL	2,706,800	1,733,831
	Beauty Community PCL	22,044,000	2,680,688
*	BEC World PCL	14,048,900	4,545,165
	Berli Jucker PCL	4,101,050	6,900,645
	Better World Green PCL	20,286,700	567,276
	Big Camera Corp. PCL	21,819,200	879,721
	BJC Heavy Industries PCL	2,860,100	247,370
	BTS Group Holdings PCL	15,976,400	6,441,468
	Bumrungrad Hospital PCL	2,162,800	11,990,161
	Buriram Sugar PCL	1,876,960	366,177
	Cal-Comp Electronics Thailand PCL	19,991,928	1,137,567
	Carabao Group PCL, Class F	798,500	2,031,625
	Central Pattana PCL	5,485,900	13,065,914
	Central Plaza Hotel PCL	5,324,400	5,886,184
	CH Karnchang PCL	2,641,167	2,318,696
	Charoen Pokphand Foods PCL	20,894,100	18,852,586
	Charoong Thai Wire & Cable PCL, Class F	1,044,500	261,507
*	Christiani & Nielsen Thai	900,500	61,488
	Chularat Hospital PCL, Class F	50,101,300	3,877,129
*	CIMB Thai Bank PCL	1,623,900	38,017
	CK Power PCL	22,258,310	4,848,990
	COL PCL	342,700	267,430
	Com7 PCL	7,219,300	5,927,079
	Communication & System Solution PCL	741,600	40,992
*	Country Group Development PCL	13,949,400	476,244
*	Country Group Holdings PCL	6,787,311	192,000
	CP ALL PCL	19,392,000	54,698,618
	Delta Electronics Thailand PCL	61,500	105,983
	Demco PCL	450,300	47,146
	Dhipaya Insurance PCL	3,200,000	2,590,798
	Diamond Building Products PCL	1,149,700	226,164
	Do Day Dream PCL	68,700	55,845
	Dynasty Ceramic PCL	27,629,660	1,994,402
	Eastern Polymer Group PCL, Class F	4,707,900	1,071,543
	Eastern Printing PCL	1,404,204	164,368
	Eastern Water Resources Development and Management PCL, Class F	3,981,100	1,747,516
	Electricity Generating PCL	754,200	8,068,015
	Energy Absolute PCL	7,415,300	12,597,933
	Erawan Group PCL (The)	16,529,600	3,009,779
	Esso Thailand PCL	10,539,900	3,427,053
*	Everland PCL	1,713,000	25,064
	FN Factory Outlet PCL	293,000	18,673
	Forth Corp. PCL	878,100	161,316
	Forth Smart Service PCL	3,867,600	987,178
	Fortune Parts Industry PCL	4,101,300	357,389
	GFPT PCL	5,743,722	3,380,308
*	Global Green Chemicals PCL	2,367,000	900,468
	Global Power Synergy PCL, Class F	2,395,200	5,198,491
*	GMM Grammy PCL	370,000	138,351
	Golden Land Property Development PCL	9,014,770	2,462,171
	Golden Land Property Development PCL	816,400	222,980

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Grande Asset Hotels & Property PCL	2,158,431	$57,549
	Gunkul Engineering PCL	1,735,200	174,902
	Haad Thip PCL	21,500	15,030
	Hana Microelectronics PCL	5,894,057	5,366,074
	Home Product Center PCL	31,271,215	17,488,698
	ICC International PCL	51,000	67,160
	Ichitan Group PCL	6,702,900	1,699,971
	Indorama Ventures PCL	9,238,600	12,316,131
	Interhides PCL	1,359,200	227,601
	Interlink Communication PCL	922,050	154,400
	Intouch Holdings PCL	2,023,214	4,193,786
	Intouch Holdings PCL	148,700	308,230
	IRPC PCL	73,977,490	11,545,828
	Italian-Thai Development PCL	26,195,219	1,907,894
	Jasmine International PCL	52,864,200	10,828,953
*	Jay Mart PCL	1,257,745	486,658
	JMT Network Services PCL	1,003,600	620,010
	Jubilee Enterprise PCL	102,600	58,381
	JWD Infologistics PCL	2,949,100	934,928
	Kang Yong Electric PCL	1,400	17,571
	Karmarts PCL	5,741,866	1,073,508
	Kasikornbank PCL	1,466,600	8,249,774
	Kasikornbank PCL	3,447,000	19,333,686
	KCE Electronics PCL	6,060,464	3,389,367
	KGI Securities Thailand PCL	15,428,900	2,367,888
	Khon Kaen Sugar Industry PCL	19,933,648	1,801,838
	Khonburi Sugar PCL	284,500	37,002
	Kiatnakin Bank PCL	2,394,307	5,683,122
	Krung Thai Bank PCL	15,908,475	10,138,388
	Krungthai Card PCL	7,132,300	11,073,560
	Lam Soon Thailand PCL	2,797,200	429,289
	Land & Houses PCL	3,746,700	1,376,612
	Land & Houses PCL	12,114,380	4,451,065
	Lanna Resources PCL	2,397,350	873,039
	LH Financial Group PCL	50,989,927	2,404,012
*	Loxley PCL	13,462,335	1,006,775
	LPN Development PCL	10,971,296	2,586,308
	Major Cineplex Group PCL	5,825,100	5,540,048
	Maybank Kim Eng Securities Thailand PCL	615,900	186,242
	MBK PCL	6,748,200	5,178,264
	MC Group PCL	3,489,600	913,389
*	MCOT PCL	1,938,900	643,043
	MCS Steel PCL	3,053,700	794,329
	Mega Lifesciences PCL	3,521,900	4,036,644
	Millcon Steel PCL	2,111,406	58,355
	Minor International PCL	6,839,157	8,950,612
	MK Restaurants Group PCL	899,200	2,295,145
	Modernform Group PCL	724,300	77,246
*	Mono Technology PCL	19,568,500	1,145,287
	Muang Thai Insurance PCL	19,800	61,322
	Muangthai Capital PCL	5,721,500	11,255,105
	Muramoto Electron Thailand PCL	7,400	42,709
	Namyong Terminal PCL	3,240,700	507,891
	Nawarat Patanakarn PCL	680,800	17,045
	Netbay PCL	577,000	581,596
	Noble Development PCL	42,100	30,115
	Origin Property PCL, Class F	9,218,700	2,442,933
*	Padaeng Industry PCL	1,056,600	334,965
	PCS Machine Group Holding PCL	1,809,900	373,691

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Plan B Media Pcl, Class F	9,716,600	$2,701,250
	Platinum Group PCL (The)	1,112,600	229,719
	Polyplex Thailand PCL	5,281,587	2,661,831
	Power Line Engineering PCL	587,500	21,204
	Power Solution Technologies PCL	3,546,500	84,180
*	Precious Shipping PCL	10,175,400	2,828,798
	Premier Marketing PCL	3,823,900	1,162,525
	Prima Marine PCL	1,051,400	297,421
*	Principal Capital PCL	788,900	108,761
	Property Perfect PCL	55,452,600	1,406,374
	Pruksa Holding PCL	8,837,800	6,321,951
	PTG Energy PCL	9,405,600	6,881,027
	PTT Exploration & Production PCL	8,326,769	36,685,976
	PTT Global Chemical PCL	14,070,311	27,678,550
	PTT PCL	72,022,800	110,651,188
	Pylon PCL	1,020,200	205,665
	Quality Houses PCL	61,301,304	6,059,371
	Raimon Land PCL	22,436,900	795,195
	Ratch Group PCL	543,500	1,192,855
	Ratch Group PCL	2,014,801	4,422,015
	Ratchthani Leasing PCL	15,267,275	3,648,658
*	Regional Container Lines PCL	4,406,900	636,210
	Robinson PCL	2,143,100	4,424,869
	Rojana Industrial Park PCL	10,269,012	2,136,943
	RS PCL	5,955,100	3,098,085
	S 11 Group PCL	938,400	245,623
	Saha Pathana Inter-Holding PCL	33,600	72,378
*	Sahakol Equipment PCL	4,100,400	394,641
	Sahamitr Pressure Container PCL	119,000	30,180
	Saha-Union PCL	723,700	1,041,253
	Sahaviriya Steel Industries PCL	72,645,680	22,204
	Samart Corp. PCL	4,154,600	1,364,378
*	Samart Digital Public Co., Ltd.	5,489,700	57,119
	Samart Telcoms PCL	3,144,900	1,247,530
	Sansiri PCL	96,189,385	4,660,126
	Sappe PCL	2,099,700	1,556,598
	SC Asset Corp. PCL	24,781,716	2,304,526
	Scan Inter PCL	2,788,900	301,062
*	SCG Ceramics PCL	6,618,192	434,685
	SEAFCO PCL	4,638,984	1,229,319
	Sena Development PCL	1,674,950	196,060
	Siam Cement PCL (The)	503,200	7,100,920
	Siam Cement PCL (The)	737,000	10,400,195
	Siam City Cement PCL	539,288	4,173,323
	Siam City Cement PCL	7,624	58,999
	Siam Commercial Bank PCL (The)	5,153,669	23,041,115
	Siam Future Development PCL	10,263,702	2,135,838
	Siam Global House PCL	7,263,186	3,920,302
	Siam Wellness Group Pcl	2,315,700	978,836
	Siamgas & Petrochemicals PCL	14,100,600	4,470,195
	Singha Estate PCL	21,839,617	2,528,013
	SNC Former PCL	1,031,100	472,720
	Somboon Advance Technology PCL	2,787,225	1,721,908
	SPCG PCL	4,456,600	2,753,224
	Sri Trang Agro-Industry PCL	11,864,840	4,590,850
*	Sriracha Construction PCL	765,700	293,782
	Srisawad Corp. PCL	5,941,322	10,576,732
	Srithai Superware PCL	13,370,500	443,437
	Star Petroleum Refining PCL	25,318,200	8,108,739

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	STP & I PCL	10,020,033	$2,932,216
	Supalai PCL	9,389,425	6,716,545
*	Super Energy Corp. PCL	142,893,400	3,298,791
	Susco PCL	2,397,300	249,435
	SVI PCL	11,976,428	1,565,444
	Symphony Communication PCL	247,077	34,706
	Synnex Thailand PCL	2,538,690	817,201
	Syntec Construction PCL	10,223,200	850,964
	TAC Consumer PCL	498,700	78,806
	Taokaenoi Food & Marketing PCL, Class F	6,151,700	2,260,257
*	Tata Steel Thailand PCL	31,162,400	699,140
	TCM Corp. PCL	127,800	10,804
	Thai Agro Energy PCL	366,700	47,216
*	Thai Airways International PCL	13,180,137	4,414,092
	Thai Central Chemical PCL	247,700	186,852
	Thai Nakarin Hospital PCL	146,500	172,675
	Thai Oil PCL	10,289,700	23,085,329
	Thai Rayon PCL	6,000	7,267
	Thai Rayon PCL	20,400	24,708
	Thai Reinsurance PCL	5,342,300	140,701
	Thai Solar Energy PCL, Class F	2,360,725	213,390
	Thai Stanley Electric PCL	7,500	52,674
	Thai Stanley Electric PCL, Class F	166,400	1,168,669
	Thai Union Group PCL, Class F	8,111,160	4,984,585
	Thai Vegetable Oil PCL	3,906,825	3,652,129
	Thai Wah PCL	3,961,700	927,467
*	Thaicom PCL	6,397,500	1,216,888
	Thaifoods Group PCL	7,838,400	1,101,021
	Thaire Life Assurance PCL	3,475,300	593,247
	Thanachart Capital PCL	6,623,000	12,705,479
	Thitikorn PCL	1,857,400	603,934
	Thoresen Thai Agencies PCL	11,725,200	2,363,721
	Tipco Asphalt PCL	1,259,700	806,896
	Tipco Asphalt PCL	3,024,900	1,937,588
	TIPCO Foods PCL	2,530,800	921,637
	Tisco Financial Group PCL	90	296
	Tisco Financial Group PCL	2,128,700	6,990,691
	TKS Technologies PCL	437,800	111,745
	TMB Bank PCL	97,256,813	5,976,764
	TMT Steel PCL	3,603,800	632,760
	TOA Paint Thailand PCL	221,400	287,953
	Total Access Communication PCL	3,153,400	5,998,176
	Total Access Communication PCL	6,081,700	11,568,182
	TPC Power Holdings Co., Ltd.	1,282,600	508,786
	TPI Polene PCL	87,597,510	5,411,649
	TPI Polene Power PCL	4,193,100	818,033
	True Corp. PCL	88,899,448	18,644,170
*	TTCL PCL	2,233,878	784,454
	TTW PCL	13,929,400	6,114,352
*	U City PCL, Class F	5,002,115	300,891
	Union Auction PCL	169,500	40,232
	Unique Engineering & Construction PCL	9,849,105	3,490,660
	United Paper PCL	3,047,900	1,119,859
	Univanich Palm Oil PCL	1,299,900	221,898
	Univentures PCL	9,893,200	2,155,241
	Vanachai Group PCL	7,880,740	1,276,088
	VGI Global Media PCL	12,370,400	3,881,462
	Vibhavadi Medical Center PCL	38,180,100	2,755,969
	Vinythai PCL	2,783,300	2,352,977

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	WHA Corp. PCL	33,884,200	$5,156,172
	WHA Utilities and Power PCL	1,803,400	360,621
	Workpoint Entertainment PCL	2,049,180	1,898,931
TOTAL THAILAND			1,046,146,187
TURKEY — (1.1%)
	Adana Cimento Sanayii TAS, Class A	443,383	548,538
#*	Afyon Cimento Sanayi TAS	259,846	188,237
#*	Akbank Turk A.S.	12,812,804	17,139,740
#	Akcansa Cimento A.S.	545,422	647,478
*	Akenerji Elektrik Uretim A.S.	3,299,984	313,122
#	Aksa Akrilik Kimya Sanayii A.S.	1,381,746	2,338,892
#*	Aksa Enerji Uretim A.S.	1,358,614	585,767
	Aksigorta A.S.	1,427,864	1,182,937
	Alarko Holding A.S.	1,509,826	895,711
#*	Albaraka Turk Katilim Bankasi A.S.	6,521,251	1,406,389
	Alkim Alkali Kimya A.S.	188,454	916,982
	Anadolu Anonim Turk Sigorta Sirketi	1,739,079	1,261,669
	Anadolu Cam Sanayii A.S.	3,205,642	1,638,824
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	977,587	3,751,151
	Anadolu Hayat Emeklilik A.S.	747,719	673,957
#*	Arcelik A.S.	1,117,385	3,487,680
#	Aselsan Elektronik Sanayi Ve Ticaret A.S.	676,570	2,289,488
	AvivaSA Emeklilik ve Hayat A.S., Class A	100,170	157,419
	Aygaz A.S.	498,193	911,568
#*	Bagfas Bandirma Gubre Fabrikalari A.S.	305,717	382,649
#*	Bera Holding A.S.	4,178,658	1,354,063
#*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	1,083,808	286,945
#	BIM Birlesik Magazalar A.S.	2,439,210	20,474,693
#*	Bizim Toptan Satis Magazalari A.S.	132,244	178,083
#	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	581,997	855,437
	Borusan Yatirim ve Pazarlama A.S.	15,462	103,588
*	Boyner Perakende Ve Tekstil Yatirimlari A.S.	51,275	77,199
#*	Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	205,704	218,969
*	Bursa Cimento Fabrikasi A.S.	312,973	249,338
#	Celebi Hava Servisi A.S.	95,480	1,550,351
#	Cemtas Celik Makina Sanayi Ve Ticaret A.S.	238,577	236,682
#*	Cimsa Cimento Sanayi VE Ticaret A.S.	656,173	792,754
	Coca-Cola Icecek A.S.	719,948	4,281,781
*	Deva Holding A.S.	174,912	177,736
#	Dogan Sirketler Grubu Holding A.S.	19,124,155	4,445,031
#*	Dogus Otomotiv Servis ve Ticaret A.S.	611,285	547,910
	Eczacibasi Yatirim Holding Ortakligi A.S.	63,001	69,539
	EGE Endustri VE Ticaret A.S.	20,433	1,953,787
#	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	2,657,561	1,153,536
#	ENERJISA ENERJI AS	951,572	1,031,566
#	Enka Insaat ve Sanayi A.S.	2,558,148	2,792,128
#	Erbosan Erciyas Boru Sanayii ve Ticaret A.S.	251,107	687,310
	Eregli Demir ve Celik Fabrikalari TAS	10,373,060	13,778,307
#*	Fenerbahce Futbol A.S.	358,337	482,750
	Ford Otomotiv Sanayi A.S.	521,048	5,694,885
#*	Global Yatirim Holding A.S.	1,622,087	998,498
#	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	127,492	252,661
#	Goodyear Lastikleri TAS	1,276,095	595,625
#*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	2,519,523	1,244,466
*	GSD Holding AS	4,144,454	628,954
#*	Gubre Fabrikalari TAS	561,747	352,179
*	Hektas Ticaret TAS	664,797	1,589,593
#*	Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret A.S.	1,823,882	329,143

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
#*	Ihlas Holding A.S.	10,529,272	$900,129
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.	783,793	725,947
#*	Is Finansal Kiralama A.S.	483,788	222,014
	Is Yatirim Menkul Degerler A.S., Class A	1,701,544	974,609
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	2,702,311	1,002,084
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	7,261,045	2,838,405
#*	Karsan Otomotiv Sanayii Ve Ticaret A.S.	4,410,545	875,788
	Kartonsan Karton Sanayi ve Ticaret A.S.	5,309	305,811
*	Kerevitas Gida Sanayi ve Ticaret A.S.	197,574	76,014
#	KOC Holding A.S.	2,521,933	8,444,317
*	Konya Cimento Sanayii A.S.	5,972	196,763
#	Kordsa Teknik Tekstil A.S.	962,224	2,140,379
*	Koza Altin Isletmeleri A.S.	278,457	2,832,677
#*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	1,397,769	1,783,727
#*	Logo Yazilim Sanayi Ve Ticaret A.S.	103,205	812,573
*	Metro Ticari ve Mali Yatirimlar Holding A.S.	2,618,321	511,353
#*	Migros Ticaret A.S.	486,104	1,476,529
#*	NET Holding A.S.	3,631,836	1,035,326
#*	Netas Telekomunikasyon A.S.	398,923	522,363
	Nuh Cimento Sanayi A.S.	286,975	322,999
	Otokar Otomotiv Ve Savunma Sanayi A.S.	47,022	1,053,142
#*	Pegasus Hava Tasimaciligi A.S.	687,951	5,849,634
#*	Petkim Petrokimya Holding A.S.	9,328,403	6,537,115
#	Polisan Holding A.S.	827,559	339,487
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	1,084,973	701,851
#	Sasa Polyester Sanayi A.S.	1,134,344	1,250,018
#*	Sekerbank Turk AS	5,937,535	1,028,270
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	1,486,316	1,234,048
#	Soda Sanayii A.S.	2,632,762	2,881,801
#*	Tat Gida Sanayi A.S.	541,773	483,655
#	TAV Havalimanlari Holding A.S.	1,633,463	7,341,224
	Tekfen Holding A.S.	2,103,426	8,882,560
#	Tofas Turk Otomobil Fabrikasi A.S.	1,178,016	4,149,489
	Trakya Cam Sanayii A.S.	5,969,225	2,957,160
	Tupras Turkiye Petrol Rafinerileri A.S.	699,285	17,535,274
#*	Turcas Petrol A.S.	1,395,484	356,038
#*	Turk Hava Yollari AO	7,233,312	16,125,946
*	Turk Telekomunikasyon A.S.	3,866,003	3,722,991
#*	Turk Traktor ve Ziraat Makineleri A.S.	161,252	1,076,086
	Turkcell Iletisim Hizmetleri A.S.	8,413,852	19,607,258
#	Turkcell Iletisim Hizmetleri A.S., ADR	291,527	1,617,975
*	Turkiye Garanti Bankasi A.S.	10,771,287	18,944,894
#	Turkiye Halk Bankasi A.S.	4,252,292	4,569,685
#*	Turkiye Is Bankasi, Class C	8,660,006	9,642,089
*	Turkiye Sinai Kalkinma Bankasi A.S.	23,917,902	3,554,759
	Turkiye Sise ve Cam Fabrikalari A.S.	4,460,918	3,936,941
#	Turkiye Vakiflar Bankasi TAO, Class D	7,974,481	7,229,431
*	Ulker Biskuvi Sanayi A.S.	1,321,875	4,388,588
#*	Vestel Elektronik Sanayi ve Ticaret A.S.	1,163,272	1,960,543
#*	Yapi ve Kredi Bankasi A.S.	10,481,875	5,102,412
#*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	1,698,943	1,646,510
#*	Zorlu Enerji Elektrik Uretim A.S.	4,091,394	891,561
TOTAL TURKEY			304,781,927
UNITED KINGDOM — (0.1%)
	Mondi P.L.C.	1,263,954	27,433,159

Emerging Markets Core Equity Portfolio
CONTINUED
	Shares	Value»
UNITED KINGDOM — (Continued)
Rhi Magnesita NV	66,036	$3,575,955
TOTAL UNITED KINGDOM		31,009,114
TOTAL COMMON STOCKS		27,171,124,528
PREFERRED STOCKS — (2.3%)
BRAZIL — (2.2%)
AES Tiete Energia SA	6,203	3,982
Alpargatas SA	1,332,081	7,242,701
* AZUL SA	356,000	4,830,186
Banco ABC Brasil S.A.	1,223,919	5,750,224
Banco Bradesco SA	7,287,556	65,879,880
Banco do Estado do Rio Grande do Sul SA, Class B	2,702,394	16,647,656
Banco Pan SA	1,654,807	4,097,613
* Braskem SA, Class A	245,575	2,190,410
Centrais Eletricas Brasileiras SA, Class B	1,292,563	13,412,159
Centrais Eletricas Santa Catarina	66,063	804,420
Cia Brasileira de Distribuicao	1,056,193	25,890,407
Cia de Saneamento do Parana	1,832,990	7,646,364
Cia de Transmissao de Energia Eletrica Paulista	2,009,872	12,744,875
Cia Energetica de Minas Gerais	6,279,518	23,266,310
Cia Energetica de Sao Paulo, Class B	1,774,242	13,477,610
Cia Energetica do Ceara, Class A	92,930	1,446,419
Cia Ferro Ligas da Bahia - FERBASA	608,882	3,597,754
Cia Paranaense de Energia	668,441	8,608,716
Eucatex SA Industria e Comercio	95,359	123,685
Gerdau SA	2,824,371	10,175,980
* Gol Linhas Aereas Inteligentes SA	306,300	3,288,250
Itau Unibanco Holding SA	16,854,817	153,781,684
Lojas Americanas SA	1,956,714	9,305,844
Marcopolo SA	5,763,755	5,754,165
Petroleo Brasileiro SA	28,117,311	192,146,808
Randon SA Implementos e Participacoes	1,821,195	4,729,137
Schulz SA	89,040	204,381
Telefonica Brasil SA	906,597	12,424,181
Unipar Carbocloro SA	703,574	6,214,709
Usinas Siderurgicas de Minas Gerais SA, Class A	5,107,698	11,710,760
TOTAL BRAZIL		627,397,270
CHILE — (0.0%)
Coca-Cola Embonor SA, Class B	329,325	669,301
Embotelladora Andina SA, Class B	1,291,362	4,539,848
Sociedad Quimica y Minera de Chile SA, Class B	87,886	2,577,851
TOTAL CHILE		7,787,000
COLOMBIA — (0.1%)
Avianca Holdings SA	2,764,993	1,348,395
Banco Davivienda SA	667,690	8,372,250
Bancolombia SA	299,076	3,761,091
Grupo Argos SA	93,838	393,550
Grupo Aval Acciones y Valores SA	10,167,208	3,920,083
Grupo de Inversiones Suramericana SA	244,480	2,369,592
TOTAL COLOMBIA		20,164,961

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»

SOUTH KOREA — (0.0%)
*	CJ Corp.	22,135	$686,015
TOTAL PREFERRED STOCKS			656,035,246
RIGHTS/WARRANTS — (0.0%)
CHILE — (0.0%)
*	Hortifrut SA Rights 08/07/19	2,137	0
INDONESIA — (0.0%)
*	Medco Energi Internasional Tbk PT Warrants 12/11/20	11,884,731	181,446
MALAYSIA — (0.0%)
*	Paramount Corp. Bhd Warrants 7/28/2024	567,051	0
SOUTH KOREA — (0.0%)
*	Dae-Il Corp. Rights 08/08/2019	93,226	87,860
*	G Smatt Global Co., Ltd. Rights 09/03/19	262,698	5,107
*	Iljin Diamond Co., Ltd. Rights 08/02/19	7,472	37,259
*	Nature & Environment Co., Ltd. Rights 08/06/19	18,755	872
*	Sangbo Corp. Rights 07/23/19	94,119	12,331
*	Sonokong Co., Ltd. Rights 09/03/19	22,553	5,052
TOTAL SOUTH KOREA			148,481
TAIWAN — (0.0%)
*	PLASTRON PRECISION Co., Ltd. Rights 08/15/19	38,880	2,813
THAILAND — (0.0%)
*	Grande Asset Hotels Foreign Rights 06/03/19	215,844	0
TOTAL RIGHTS/WARRANTS			332,740
TOTAL INVESTMENT SECURITIES			27,827,492,514

			Value†
SECURITIES LENDING COLLATERAL — (3.0%)
@§	DFA Short Term Investment Fund	74,375,680	860,600,995
TOTAL INVESTMENTS — (100.0%)
(Cost $25,983,246,546)^^			$28,688,093,509
As of July 31, 2019, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
MSCI Emerging Markets Index®	650	09/20/19	$32,907,147	$33,332,000	$424,853
S&P 500® Emini Index	1,460	09/20/19	211,907,700	217,707,900	5,800,200
Total Futures Contracts			$244,814,847	$251,039,900	$6,225,053

Emerging Markets Core Equity Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$5,132,790	—	—	$5,132,790
Brazil	2,294,193,642	—	—	2,294,193,642
Chile	338,502,944	—	—	338,502,944
China	790,243,631	$4,054,671,481	—	4,844,915,112
Colombia	107,890,107	—	—	107,890,107
Czech Republic	—	45,199,816	—	45,199,816
Egypt	2,005,059	16,457,274	—	18,462,333
Greece	—	68,354,905	—	68,354,905
Hong Kong	—	3,293,886	—	3,293,886
Hungary	261,045	109,281,938	—	109,542,983
India	145,622,654	3,283,445,054	—	3,429,067,708
Indonesia	28,792,867	792,073,073	—	820,865,940
Malaysia	—	833,850,277	—	833,850,277
Mexico	818,810,308	34,602	—	818,844,910
Peru	38,801,834	1,654	—	38,803,488
Philippines	6,248,816	363,564,376	—	369,813,192
Poland	—	390,362,588	—	390,362,588
Russia	65,654,675	410,316,429	—	475,971,104
Singapore	—	91,217	—	91,217
South Africa	172,129,960	1,768,739,135	—	1,940,869,095
South Korea	83,922,568	4,226,815,589	—	4,310,738,157
Taiwan	486,730,329	4,037,690,777	—	4,524,421,106
Thailand	1,046,123,983	22,204	—	1,046,146,187
Turkey	1,617,975	303,163,952	—	304,781,927
United Kingdom	—	31,009,114	—	31,009,114
Preferred Stocks
Brazil	627,397,270	—	—	627,397,270
Chile	7,787,000	—	—	7,787,000
Colombia	20,164,961	—	—	20,164,961
South Korea	—	686,015	—	686,015
Rights/Warrants
Indonesia	—	181,446	—	181,446
South Korea	—	148,481	—	148,481
Taiwan	—	2,813	—	2,813
Securities Lending Collateral	—	860,600,995	—	860,600,995
Futures Contracts**	6,225,053	—	—	6,225,053
TOTAL	$7,094,259,471	$21,600,059,091	—	$28,694,318,562
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Large Cap Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.0%)
COMMUNICATION SERVICES — (9.6%)
	Activision Blizzard, Inc.	40,994	$1,998,048
*	Alphabet, Inc., Class A	14,365	17,499,443
*	Alphabet, Inc., Class C	14,855	18,073,781
*	Altice USA, Inc., Class A	69,059	1,782,413
#*	ANGI Homeservices, Inc., Class A	10,499	145,411
	AT&T, Inc.	407,523	13,876,158
	Cable One, Inc.	841	1,023,329
	CBS Corp., Class B	39,772	2,048,656
	CenturyLink, Inc.	121,782	1,472,344
*	Charter Communications, Inc., Class A	10,322	3,977,892
	Comcast Corp., Class A	305,263	13,178,204
#*	Discovery, Inc., Class A	21,517	652,180
*	Discovery, Inc., Class C	46,175	1,303,982
*	DISH Network Corp., Class A	28,143	952,922
*	Electronic Arts, Inc.	13,875	1,283,437
*	Facebook, Inc., Class A	133,100	25,852,013
	Fox Corp., Class A	37,646	1,404,949
*	Fox Corp., Class B	26,829	998,039
*	GCI Liberty, Inc., Class A	5,760	344,045
*	IAC/InterActiveCorp	2,831	676,751
	Interpublic Group of Cos., Inc. (The)	59,534	1,364,519
*	Liberty Broadband Corp., Class A	2,108	206,985
*	Liberty Broadband Corp., Class C	12,483	1,242,183
*	Liberty Media Corp.-Liberty Formula One, Class A	1,334	49,998
*	Liberty Media Corp.-Liberty Formula One, Class C	20,919	823,790
*	Liberty Media Corp.-Liberty SiriusXM, Class A	8,443	351,482
*	Liberty Media Corp.-Liberty SiriusXM, Class C	17,582	735,983
*	Live Nation Entertainment, Inc.	9,576	690,047
*	Madison Square Garden Co. (The), Class A	2,310	669,992
#	Match Group, Inc.	3,203	241,154
*	Netflix, Inc.	16,202	5,233,084
#	New York Times Co. (The), Class A	7,715	275,271
	News Corp., Class A	39,103	514,595
	News Corp., Class B	20,020	269,469
	Omnicom Group, Inc.	18,031	1,446,447
#	Sirius XM Holdings, Inc.	105,071	657,744
#*	Snap, Inc., Class A	53,116	892,349
#*	Sprint Corp.	54,103	396,575
*	Take-Two Interactive Software, Inc.	5,759	705,593
*	T-Mobile US, Inc.	27,297	2,176,390
#*	TripAdvisor, Inc.	12,919	570,374
*	Twitter, Inc.	57,804	2,445,687
	Verizon Communications, Inc.	320,717	17,726,029
#	Viacom, Inc., Class A	1,456	50,902
	Viacom, Inc., Class B	43,758	1,328,055
	Walt Disney Co. (The)	88,407	12,643,085
#	World Wrestling Entertainment, Inc., Class A	3,500	254,730
*	Zayo Group Holdings, Inc.	33,290	1,122,872
#*	Zillow Group, Inc., Class A	7,062	351,970
#*	Zillow Group, Inc., Class C	14,926	745,703
*	Zynga, Inc., Class A	24,000	153,120
TOTAL COMMUNICATION SERVICES			164,880,174

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (11.3%)
	Advance Auto Parts, Inc.	7,895	$1,189,303
*	Amazon.com, Inc.	24,317	45,394,489
	Aptiv P.L.C.	23,702	2,077,480
	Aramark	45,789	1,657,104
#	Autoliv, Inc.	16,630	1,199,855
*	AutoZone, Inc.	1,130	1,269,035
	Best Buy Co., Inc.	30,367	2,323,987
*	Booking Holdings, Inc.	2,745	5,178,744
	BorgWarner, Inc.	35,095	1,326,591
*	Bright Horizons Family Solutions, Inc.	6,200	942,834
*	Burlington Stores, Inc.	4,219	762,584
*	Caesars Entertainment Corp.	67,825	803,048
*	Capri Holdings, Ltd.	21,502	765,256
#*	CarMax, Inc.	22,849	2,005,228
	Carnival Corp.	23,691	1,118,926
#*	Carvana Co.	3,297	209,557
*	Chipotle Mexican Grill, Inc.	1,268	1,008,732
	Columbia Sportswear Co.	8,793	931,882
	Darden Restaurants, Inc.	12,289	1,493,851
	Dollar General Corp.	16,001	2,144,454
*	Dollar Tree, Inc.	30,345	3,087,604
	Domino's Pizza, Inc.	2,005	490,283
	DR Horton, Inc.	38,449	1,765,963
	Dunkin' Brands Group, Inc.	7,895	632,863
	eBay, Inc.	55,815	2,299,020
*	Etsy, Inc.	8,218	550,770
	Expedia Group, Inc.	10,402	1,380,762
*	Five Below, Inc.	5,851	687,258
	Ford Motor Co.	259,790	2,475,799
#	Gap, Inc. (The)	56,097	1,093,892
	Garmin, Ltd.	19,814	1,557,182
	General Motors Co.	99,703	4,022,019
	Gentex Corp.	42,303	1,159,948
	Genuine Parts Co.	14,028	1,362,399
*	Grand Canyon Education, Inc.	5,499	598,126
#*	GrubHub, Inc.	8,254	558,218
#	H&R Block, Inc.	12,936	358,198
#	Hanesbrands, Inc.	52,689	847,766
#	Harley-Davidson, Inc.	31,444	1,125,066
	Hasbro, Inc.	8,641	1,046,944
	Hilton Worldwide Holdings, Inc.	16,229	1,566,910
	Home Depot, Inc. (The)	53,521	11,436,903
	Hyatt Hotels Corp., Class A	4,027	311,488
	Kohl's Corp.	23,742	1,278,744
	L Brands, Inc.	23,468	608,995
	Las Vegas Sands Corp.	22,229	1,343,521
	Lear Corp.	11,112	1,408,779
#	Leggett & Platt, Inc.	17,735	708,868
	Lennar Corp., Class A	22,760	1,082,693
	Lennar Corp., Class B	1,223	46,474
*	LKQ Corp.	43,099	1,160,656
	Lowe's Cos., Inc.	46,544	4,719,562
*	Lululemon Athletica, Inc.	5,899	1,127,240
	Macy's, Inc.	46,935	1,066,833
	Marriott International, Inc., Class A	17,079	2,375,006
	McDonald's Corp.	33,980	7,160,266
	MGM Resorts International	42,664	1,280,773
*	Mohawk Industries, Inc.	7,676	957,120
#	Newell Brands, Inc.	42,544	603,699

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	NIKE, Inc., Class B	74,296	$6,391,685
*	Norwegian Cruise Line Holdings, Ltd.	26,912	1,330,529
*	NVR, Inc.	401	1,341,000
*	Ollie's Bargain Outlet Holdings, Inc.	4,859	411,509
*	O'Reilly Automotive, Inc.	4,666	1,776,626
*	Planet Fitness, Inc., Class A	7,105	558,879
	Polaris Industries, Inc.	9,259	876,550
	Pool Corp.	3,984	754,450
	PulteGroup, Inc.	44,318	1,396,460
	PVH Corp.	9,429	838,427
*	Qurate Retail, Inc.	47,279	668,525
	Ralph Lauren Corp.	6,413	668,427
#*	Roku, Inc.	3,149	325,386
	Ross Stores, Inc.	21,364	2,265,225
	Royal Caribbean Cruises, Ltd.	22,454	2,612,298
	Service Corp. International	26,261	1,211,683
*	ServiceMaster Global Holdings, Inc.	15,331	816,069
*	Skechers U.S.A., Inc., Class A	7,100	269,374
	Starbucks Corp.	57,707	5,464,276
	Tapestry, Inc.	38,941	1,204,445
	Target Corp.	39,948	3,451,507
#*	Tesla, Inc.	3,578	864,481
#	Tiffany & Co.	11,989	1,126,007
	TJX Cos., Inc. (The)	71,088	3,878,561
	Toll Brothers, Inc.	12,059	433,762
	Tractor Supply Co.	7,829	851,874
*	Ulta Salon Cosmetics & Fragrance, Inc.	3,904	1,363,472
#*	Under Armour, Inc., Class A	15,222	351,172
*	Under Armour, Inc., Class C	13,544	275,485
	Vail Resorts, Inc.	4,987	1,229,395
	VF Corp.	17,239	1,506,516
#*	Wayfair, Inc., Class A	2,776	364,100
	Whirlpool Corp.	8,055	1,171,841
	Wyndham Hotels & Resorts, Inc.	12,939	731,700
	Wynn Resorts, Ltd.	9,650	1,255,176
	Yum! Brands, Inc.	13,515	1,520,708
TOTAL CONSUMER DISCRETIONARY			192,705,130
CONSUMER STAPLES — (6.6%)
	Altria Group, Inc.	120,993	5,695,141
	Archer-Daniels-Midland Co.	42,902	1,762,414
	Brown-Forman Corp., Class A	3,116	166,270
	Brown-Forman Corp., Class B	19,430	1,064,958
	Bunge, Ltd.	22,013	1,286,220
#	Campbell Soup Co.	20,074	829,859
	Church & Dwight Co., Inc.	13,846	1,044,542
	Clorox Co. (The)	7,718	1,254,947
	Coca-Cola Co. (The)	204,946	10,786,308
	Colgate-Palmolive Co.	37,238	2,671,454
	Conagra Brands, Inc.	36,065	1,041,197
	Constellation Brands, Inc., Class A	9,675	1,904,234
	Costco Wholesale Corp.	21,745	5,993,574
#	Coty, Inc., Class A	66,424	724,686
	Estee Lauder Cos., Inc. (The), Class A	11,454	2,109,712
	General Mills, Inc.	43,221	2,295,467
*	Herbalife Nutrition, Ltd.	12,623	517,795
	Hershey Co. (The)	8,988	1,363,839
#	Hormel Foods Corp.	45,262	1,855,289
	Ingredion, Inc.	11,207	866,189

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	JM Smucker Co. (The)	9,748	$1,083,880
	Kellogg Co.	24,546	1,429,068
#	Keurig Dr Pepper, Inc.	11,341	319,136
	Kimberly-Clark Corp.	16,139	2,189,255
	Kraft Heinz Co. (The)	27,100	867,471
	Kroger Co. (The)	128,519	2,719,462
	Lamb Weston Holdings, Inc.	6,989	469,102
	McCormick & Co., Inc. Non-Voting	10,357	1,641,999
	Molson Coors Brewing Co., Class B	15,164	818,704
	Mondelez International, Inc., Class A	64,715	3,461,605
*	Monster Beverage Corp.	17,598	1,134,543
	PepsiCo, Inc.	81,549	10,422,778
	Philip Morris International, Inc.	68,903	5,760,980
*	Pilgrim's Pride Corp.	22,219	601,246
*	Post Holdings, Inc.	12,069	1,294,038
	Procter & Gamble Co. (The)	139,066	16,415,351
	Seaboard Corp.	4	16,327
	Sysco Corp.	29,373	2,014,107
	Tyson Foods, Inc., Class A	22,566	1,793,997
*	US Foods Holding Corp.	36,159	1,278,944
	Walgreens Boots Alliance, Inc.	51,472	2,804,709
	Walmart, Inc.	86,703	9,570,277
TOTAL CONSUMER STAPLES			113,341,074
ENERGY — (4.9%)
	Anadarko Petroleum Corp.	42,777	3,150,954
#	Antero Midstream Corp.	35,760	326,131
	Apache Corp.	46,313	1,130,964
	Baker Hughes a GE Co.	39,890	1,012,807
	Cabot Oil & Gas Corp.	46,737	895,481
*	Cheniere Energy, Inc.	12,043	784,601
	Chevron Corp.	105,589	12,999,062
	Cimarex Energy Co.	17,171	870,055
	Concho Resources, Inc.	16,423	1,604,199
	ConocoPhillips	89,804	5,305,620
*	Continental Resources, Inc.	20,487	761,502
	Devon Energy Corp.	49,296	1,330,992
	Diamondback Energy, Inc.	13,074	1,352,244
#	EnLink Midstream LLC	19,273	185,021
	EOG Resources, Inc.	40,827	3,504,998
	Exxon Mobil Corp.	232,862	17,315,618
	Halliburton Co.	76,641	1,762,743
	Helmerich & Payne, Inc.	14,325	711,666
	Hess Corp.	39,010	2,529,408
	HollyFrontier Corp.	24,800	1,234,296
	Kinder Morgan, Inc.	87,924	1,812,993
	Marathon Oil Corp.	99,045	1,393,563
	Marathon Petroleum Corp.	26,010	1,466,704
	National Oilwell Varco, Inc.	29,165	694,710
	Noble Energy, Inc.	49,041	1,082,825
	Occidental Petroleum Corp.	57,262	2,940,976
	ONEOK, Inc.	36,472	2,555,958
*	Parsley Energy, Inc., Class A	32,287	535,641
	Phillips 66	22,413	2,298,677
	Pioneer Natural Resources Co.	16,752	2,312,446
	Schlumberger, Ltd.	56,478	2,257,426
#	Targa Resources Corp.	23,174	901,700
	TechnipFMC P.L.C.	35,290	971,887
#*	Transocean, Ltd.	35,624	216,594

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Valero Energy Corp.	23,140	$1,972,685
	Williams Cos., Inc. (The)	46,015	1,133,810
TOTAL ENERGY			83,316,957
FINANCIALS — (13.0%)
	Aflac, Inc.	31,335	1,649,474
*	Alleghany Corp.	1,120	768,018
	Allstate Corp. (The)	13,700	1,471,380
	Ally Financial, Inc.	45,249	1,489,145
	American Express Co.	50,121	6,233,549
	American Financial Group, Inc.	8,256	845,249
	American International Group, Inc.	41,125	2,302,589
	Ameriprise Financial, Inc.	19,811	2,882,699
	Aon P.L.C.	13,262	2,509,833
*	Arch Capital Group, Ltd.	32,784	1,268,413
#	Ares Management Corp., Class A	6,991	204,487
	Arthur J Gallagher & Co.	19,838	1,793,950
	Assurant, Inc.	6,892	781,277
*	Athene Holding, Ltd., Class A	15,399	629,203
	AXA Equitable Holdings, Inc.	19,211	431,863
	Axis Capital Holdings, Ltd.	6,782	431,810
	Bank of America Corp.	364,553	11,184,486
	Bank of New York Mellon Corp. (The)	35,100	1,646,892
	BB&T Corp.	29,127	1,500,914
*	Berkshire Hathaway, Inc., Class B	76,863	15,789,966
	BlackRock, Inc.	4,483	2,096,609
	Blackstone Group, Inc. (The), Class A	3,633	174,311
	BOK Financial Corp.	6,259	523,753
	Brown & Brown, Inc.	36,161	1,299,265
	Capital One Financial Corp.	26,694	2,467,059
	Cboe Global Markets, Inc.	6,665	728,551
	Charles Schwab Corp. (The)	78,021	3,372,068
	Chubb, Ltd.	17,992	2,749,897
	Cincinnati Financial Corp.	14,236	1,527,950
	CIT Group, Inc.	12,370	625,304
	Citigroup, Inc.	94,783	6,744,758
	Citizens Financial Group, Inc.	36,135	1,346,390
	CME Group, Inc.	16,056	3,121,608
	CNA Financial Corp.	3,658	175,182
	Comerica, Inc.	17,778	1,301,350
#	Commerce Bancshares, Inc.	17,142	1,042,748
#*	Credit Acceptance Corp.	2,326	1,111,898
#	Cullen/Frost Bankers, Inc.	6,838	649,200
	Discover Financial Services	46,760	4,196,242
	E*TRADE Financial Corp.	29,823	1,455,064
	East West Bancorp, Inc.	20,217	970,618
	Eaton Vance Corp.	13,039	580,236
#	Erie Indemnity Co., Class A	5,043	1,123,429
	Everest Re Group, Ltd.	3,004	740,907
#	FactSet Research Systems, Inc.	2,651	735,122
	Fidelity National Financial, Inc.	29,476	1,263,931
	Fifth Third Bancorp	57,746	1,714,479
	First American Financial Corp.	17,010	983,518
	First Citizens BancShares, Inc., Class A	712	332,518
	First Horizon National Corp.	1,069	17,532
	First Republic Bank	12,564	1,248,359
#	Franklin Resources, Inc.	37,940	1,237,982
	Goldman Sachs Group, Inc. (The)	14,027	3,087,764
	Hanover Insurance Group, Inc. (The)	3,636	471,626

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Hartford Financial Services Group, Inc. (The)	47,424	$2,733,045
	Huntington Bancshares, Inc.	116,361	1,658,144
	Intercontinental Exchange, Inc.	22,524	1,978,959
	Invesco, Ltd.	37,488	719,395
	Jefferies Financial Group, Inc.	25,610	546,261
	JPMorgan Chase & Co.	184,069	21,352,004
	Kemper Corp.	4,302	378,662
	KeyCorp	79,540	1,461,150
	KKR & Co., Inc., Class A	25,346	678,006
	Lincoln National Corp.	16,206	1,058,900
	Loews Corp.	24,798	1,327,685
	LPL Financial Holdings, Inc.	13,238	1,110,271
	M&T Bank Corp.	13,104	2,152,332
*	Markel Corp.	1,071	1,193,019
	MarketAxess Holdings, Inc.	2,108	710,480
	Marsh & McLennan Cos., Inc.	25,835	2,552,498
	MetLife, Inc.	33,098	1,635,703
	Moody's Corp.	10,258	2,198,700
	Morgan Stanley	50,981	2,271,713
	Morningstar, Inc.	5,414	822,820
	MSCI, Inc.	4,620	1,049,849
	Nasdaq, Inc.	17,870	1,722,132
	New York Community Bancorp, Inc.	793	9,143
	Northern Trust Corp.	22,412	2,196,376
	Old Republic International Corp.	31,888	727,365
	People's United Financial, Inc.	41,924	688,392
	PNC Financial Services Group, Inc. (The)	17,891	2,556,624
	Popular, Inc.	8,061	463,991
	Principal Financial Group, Inc.	23,451	1,361,096
	Progressive Corp. (The)	39,327	3,184,700
	Prudential Financial, Inc.	15,117	1,531,503
	Raymond James Financial, Inc.	15,616	1,259,743
	Regions Financial Corp.	77,783	1,239,083
	Reinsurance Group of America, Inc.	5,189	809,069
	RenaissanceRe Holdings, Ltd.	4,503	815,718
	S&P Global, Inc.	14,403	3,528,015
	Santander Consumer USA Holdings, Inc.	45,977	1,237,241
	SEI Investments Co.	18,905	1,126,549
	Signature Bank	5,498	700,775
	State Street Corp.	26,131	1,517,950
	SunTrust Banks, Inc.	35,224	2,345,918
*	SVB Financial Group	5,628	1,305,527
	Synchrony Financial	83,211	2,985,611
	Synovus Financial Corp.	14,074	537,205
	T Rowe Price Group, Inc.	30,600	3,469,734
	TD Ameritrade Holding Corp.	30,472	1,557,119
	Torchmark Corp.	11,573	1,056,846
	Travelers Cos., Inc. (The)	17,771	2,605,584
	U.S. Bancorp.	86,619	4,950,276
	Unum Group	23,193	741,016
	Voya Financial, Inc.	14,642	822,441
	Wells Fargo & Co.	238,452	11,543,461
	Willis Towers Watson P.L.C.	10,800	2,108,376
	WR Berkley Corp.	16,992	1,179,075
	Zions Bancorp NA	17,750	799,993
TOTAL FINANCIALS			221,305,668
HEALTH CARE — (12.9%)
	Abbott Laboratories	81,622	7,109,276

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	AbbVie, Inc.	67,979	$4,528,761
*	ABIOMED, Inc.	1,679	467,702
	Agilent Technologies, Inc.	23,155	1,607,189
*	Alexion Pharmaceuticals, Inc.	17,022	1,928,422
*	Align Technology, Inc.	3,587	749,970
	Allergan P.L.C.	12,548	2,013,954
#*	Alnylam Pharmaceuticals, Inc.	7,159	555,467
	AmerisourceBergen Corp.	17,807	1,551,880
	Amgen, Inc.	36,106	6,736,657
	Anthem, Inc.	14,516	4,276,559
	Baxter International, Inc.	28,055	2,355,778
	Becton Dickinson and Co.	13,582	3,433,530
*	Biogen, Inc.	12,746	3,031,254
*	BioMarin Pharmaceutical, Inc.	8,499	674,141
*	Bio-Rad Laboratories, Inc., Class A	2,065	650,269
	Bio-Techne Corp.	3,112	653,987
#*	Bluebird Bio, Inc.	5,923	777,275
*	Boston Scientific Corp.	65,615	2,786,013
	Bristol-Myers Squibb Co.	92,443	4,105,394
	Bruker Corp.	20,821	996,285
	Cardinal Health, Inc.	37,755	1,726,536
*	Catalent, Inc.	23,284	1,315,313
*	Celgene Corp.	39,708	3,647,577
*	Centene Corp.	29,953	1,560,252
	Cerner Corp.	40,621	2,910,495
*	Charles River Laboratories International, Inc.	6,563	882,986
	Chemed Corp.	812	329,177
*	Cigna Corp.	25,462	4,326,503
	Cooper Cos., Inc. (The)	3,046	1,027,720
	CVS Health Corp.	50,714	2,833,391
	Danaher Corp.	28,900	4,060,450
*	DaVita, Inc.	22,149	1,325,618
	DENTSPLY SIRONA, Inc.	20,851	1,135,337
*	DexCom, Inc.	3,236	507,631
*	Edwards Lifesciences Corp.	8,046	1,712,591
*	Elanco Animal Health, Inc.	28,736	947,139
	Eli Lilly & Co.	53,680	5,848,436
	Encompass Health Corp.	15,754	1,005,735
#*	Exact Sciences Corp.	6,959	801,050
*	Exelixis, Inc.	37,412	795,753
	Gilead Sciences, Inc.	93,509	6,126,710
#*	Guardant Health, Inc.	4,608	433,106
*	Haemonetics Corp.	3,088	376,983
	HCA Healthcare, Inc.	12,446	1,661,665
#*	Henry Schein, Inc.	13,965	929,231
	Hill-Rom Holdings, Inc.	9,124	972,983
*	Hologic, Inc.	25,479	1,305,799
	Humana, Inc.	8,831	2,620,599
*	ICU Medical, Inc.	1,592	405,068
*	IDEXX Laboratories, Inc.	4,205	1,186,020
*	Illumina, Inc.	5,627	1,684,611
*	Incyte Corp.	7,837	665,518
#*	Insulet Corp.	4,317	530,732
*	Intuitive Surgical, Inc.	2,747	1,427,094
*	Ionis Pharmaceuticals, Inc.	5,661	372,833
*	IQVIA Holdings, Inc.	8,203	1,305,672
*	Jazz Pharmaceuticals P.L.C.	8,088	1,127,305
	Johnson & Johnson	167,004	21,747,261
*	Laboratory Corp. of America Holdings	10,269	1,720,263

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Masimo Corp.	5,148	$812,612
	McKesson Corp.	24,422	3,393,437
*	Medidata Solutions, Inc.	986	90,091
	Medtronic P.L.C.	60,076	6,124,147
	Merck & Co., Inc.	129,861	10,777,164
*	Mettler-Toledo International, Inc.	1,291	976,964
*	Molina Healthcare, Inc.	9,152	1,215,203
*	Mylan NV	53,224	1,112,382
#*	Nektar Therapeutics	23,182	659,760
*	Neurocrine Biosciences, Inc.	4,797	462,383
*	Novocure, Ltd.	2,901	241,421
#*	Penumbra, Inc.	1,055	176,818
	PerkinElmer, Inc.	8,178	704,289
	Perrigo Co. P.L.C.	10,911	589,303
	Pfizer, Inc.	373,827	14,519,441
*	PRA Health Sciences, Inc.	7,461	745,429
	Quest Diagnostics, Inc.	14,307	1,460,459
*	Regeneron Pharmaceuticals, Inc.	4,702	1,432,982
	ResMed, Inc.	7,123	916,730
#*	Sage Therapeutics, Inc.	3,344	536,177
#*	Sarepta Therapeutics, Inc.	1,825	271,651
#*	Seattle Genetics, Inc.	4,896	370,676
	STERIS P.L.C.	6,462	961,933
	Stryker Corp.	15,146	3,177,328
*	Syneos Health, Inc.	6,574	335,866
	Teleflex, Inc.	2,675	908,805
	Thermo Fisher Scientific, Inc.	20,933	5,812,675
	UnitedHealth Group, Inc.	56,213	13,997,599
	Universal Health Services, Inc., Class B	9,707	1,464,398
*	Varian Medical Systems, Inc.	5,123	601,287
*	Veeva Systems, Inc., Class A	4,042	670,568
*	Vertex Pharmaceuticals, Inc.	6,240	1,039,709
*	Waters Corp.	4,092	861,612
*	WellCare Health Plans, Inc.	4,085	1,173,416
	West Pharmaceutical Services, Inc.	5,653	775,987
	Zimmer Biomet Holdings, Inc.	15,696	2,121,000
	Zoetis, Inc.	28,705	3,297,917
TOTAL HEALTH CARE			221,078,525
INDUSTRIALS — (11.6%)
	3M Co.	33,417	5,838,618
	Acuity Brands, Inc.	5,556	745,726
*	AECOM	14,921	536,410
	AGCO Corp.	9,721	748,517
	Alaska Air Group, Inc.	18,109	1,147,386
	Allegion P.L.C.	9,490	982,595
	Allison Transmission Holdings, Inc.	13,155	604,472
	AMERCO	3,290	1,273,230
	American Airlines Group, Inc.	22,084	673,783
	AMETEK, Inc.	18,575	1,664,506
	AO Smith Corp.	14,375	653,344
	Arconic, Inc.	54,326	1,360,323
	Boeing Co. (The)	25,779	8,795,279
#	BWX Technologies, Inc.	6,932	373,704
	Carlisle Cos., Inc.	7,637	1,101,332
	Caterpillar, Inc.	42,860	5,643,376
#	CH Robinson Worldwide, Inc.	9,837	823,652
	Cintas Corp.	6,831	1,779,066
*	Copart, Inc.	15,905	1,233,115

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	CoStar Group, Inc.	2,174	$1,337,880
	Crane Co.	8,538	714,631
	CSX Corp.	50,305	3,541,472
	Cummins, Inc.	22,216	3,643,424
	Curtiss-Wright Corp.	5,905	749,404
	Deere & Co.	21,058	3,488,258
	Delta Air Lines, Inc.	49,388	3,014,644
	Donaldson Co., Inc.	16,855	841,907
	Dover Corp.	12,892	1,248,590
	Eaton Corp. P.L.C.	24,027	1,974,779
	Emerson Electric Co.	39,043	2,533,110
	Equifax, Inc.	8,855	1,231,642
	Expeditors International of Washington, Inc.	15,842	1,209,537
	Fastenal Co.	37,708	1,161,406
	FedEx Corp.	15,204	2,592,738
	Flowserve Corp.	15,948	797,878
	Fortive Corp.	27,227	2,070,613
	Fortune Brands Home & Security, Inc.	23,236	1,276,586
*	Gardner Denver Holdings, Inc.	29,463	971,395
	General Dynamics Corp.	18,102	3,365,886
	General Electric Co.	370,851	3,875,393
*	Genesee & Wyoming, Inc., Class A	3,735	410,140
	Graco, Inc.	21,335	1,025,787
*	HD Supply Holdings, Inc.	24,004	972,402
#	HEICO Corp.	2,747	375,652
	HEICO Corp., Class A	3,607	380,142
	Hexcel Corp.	11,987	980,057
	Honeywell International, Inc.	33,474	5,772,926
	Hubbell, Inc.	8,594	1,116,189
	Huntington Ingalls Industries, Inc.	6,622	1,511,803
*	IAA Inc.	19,446	909,100
	IDEX Corp.	6,769	1,138,681
	Illinois Tool Works, Inc.	17,166	2,647,512
	Ingersoll-Rand P.L.C.	19,210	2,375,509
	ITT, Inc.	2,579	160,981
	Jacobs Engineering Group, Inc.	12,141	1,001,754
	JB Hunt Transport Services, Inc.	9,230	944,875
*	JetBlue Airways Corp.	32,887	632,417
	Johnson Controls International P.L.C.	37,094	1,574,269
	Kansas City Southern	10,726	1,327,235
	KAR Auction Services, Inc.	19,446	519,986
#	Knight-Swift Transportation Holdings, Inc.	15,817	566,881
	L3Harris Technologies, Inc.	18,948	3,933,605
	Lennox International, Inc.	1,766	452,944
	Lincoln Electric Holdings, Inc.	8,318	703,037
	Lockheed Martin Corp.	15,084	5,462,972
	ManpowerGroup, Inc.	8,020	732,627
	Masco Corp.	14,155	577,099
*	Middleby Corp. (The)	7,730	1,038,757
	Nielsen Holdings P.L.C.	47,408	1,097,969
	Nordson Corp.	7,558	1,070,666
	Norfolk Southern Corp.	18,271	3,491,954
	Northrop Grumman Corp.	10,326	3,568,356
	Old Dominion Freight Line, Inc.	7,932	1,324,485
	Oshkosh Corp.	8,323	695,553
	Owens Corning	16,281	944,298
	PACCAR, Inc.	48,876	3,428,163
	Parker-Hannifin Corp.	15,764	2,759,961
	Pentair P.L.C.	21,723	843,070

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Quanta Services, Inc.	12,353	$462,249
	Raytheon Co.	17,955	3,273,017
	Republic Services, Inc.	40,748	3,612,310
	Robert Half International, Inc.	17,079	1,031,742
	Rockwell Automation, Inc.	6,539	1,051,340
#	Rollins, Inc.	11,355	380,733
	Roper Technologies, Inc.	4,775	1,736,429
*	Sensata Technologies Holding P.L.C.	30,822	1,461,887
	Snap-on, Inc.	7,840	1,196,462
	Southwest Airlines Co.	71,056	3,661,516
	Spirit AeroSystems Holdings, Inc., Class A	14,487	1,113,181
	Stanley Black & Decker, Inc.	15,779	2,328,823
*	Teledyne Technologies, Inc.	4,612	1,343,383
	Textron, Inc.	26,097	1,286,582
	Toro Co. (The)	13,904	1,012,489
*	TransDigm Group, Inc.	2,297	1,115,056
	TransUnion	13,810	1,143,330
	Union Pacific Corp.	37,709	6,785,735
*	United Airlines Holdings, Inc.	39,087	3,592,486
	United Parcel Service, Inc., Class B	41,412	4,947,492
*	United Rentals, Inc.	12,560	1,589,468
	United Technologies Corp.	45,156	6,032,842
	Verisk Analytics, Inc.	10,712	1,625,225
*	WABCO Holdings, Inc.	7,198	953,087
#	Wabtec Corp.	13,392	1,040,291
	Waste Management, Inc.	24,527	2,869,659
	Watsco, Inc.	3,839	624,298
	Woodward, Inc.	8,714	976,317
	WW Grainger, Inc.	3,450	1,004,053
#*	XPO Logistics, Inc.	14,827	1,000,526
	Xylem, Inc.	15,213	1,221,452
TOTAL INDUSTRIALS			197,562,881
INFORMATION TECHNOLOGY — (21.1%)
	Accenture P.L.C., Class A	32,009	6,164,293
*	Adobe, Inc.	22,054	6,591,058
#*	Advanced Micro Devices, Inc.	49,453	1,505,844
*	Akamai Technologies, Inc.	18,989	1,673,501
	Alliance Data Systems Corp.	6,836	1,072,705
#*	Alteryx, Inc., Class A	1,276	149,981
	Amdocs, Ltd.	16,058	1,027,551
	Amphenol Corp., Class A	14,615	1,363,872
	Analog Devices, Inc.	20,519	2,410,162
*	ANSYS, Inc.	5,887	1,195,767
	Apple, Inc.	269,305	57,372,737
	Applied Materials, Inc.	61,515	3,036,996
*	Arista Networks, Inc.	2,490	680,891
*	Arrow Electronics, Inc.	12,023	872,990
*	Aspen Technology, Inc.	7,464	984,278
*	Atlassian Corp. P.L.C., Class A	3,254	455,950
*	Autodesk, Inc.	10,268	1,603,554
	Automatic Data Processing, Inc.	25,436	4,235,603
*	Avalara, Inc.	1,346	109,672
*	Black Knight, Inc.	15,129	957,968
	Booz Allen Hamilton Holding Corp.	14,344	986,150
	Broadcom, Inc.	23,056	6,686,009
	Broadridge Financial Solutions, Inc.	7,898	1,003,994
*	Cadence Design Systems, Inc.	11,644	860,608
	CDK Global, Inc.	12,655	656,415

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	CDW Corp.	8,526	$1,007,432
#*	Ceridian HCM Holding, Inc.	8,799	469,075
*	Ciena Corp.	18,657	843,670
	Cisco Systems, Inc.	228,786	12,674,744
	Citrix Systems, Inc.	7,397	697,093
	Cognex Corp.	17,370	764,454
	Cognizant Technology Solutions Corp., Class A	37,474	2,441,056
	Corning, Inc.	72,320	2,223,840
*	Coupa Software, Inc.	3,286	445,943
*	Cree, Inc.	14,173	881,277
	Cypress Semiconductor Corp.	51,171	1,175,398
*	Dell Technologies, Class C	9,795	565,563
#*	DocuSign, Inc.	8,110	419,449
	Dolby Laboratories, Inc., Class A	7,287	496,245
*	Dropbox, Inc., Class A	5,678	133,774
	DXC Technology Co.	32,599	1,818,046
*	EPAM Systems, Inc.	4,580	887,558
*	Euronet Worldwide, Inc.	6,797	1,059,720
*	F5 Networks, Inc.	6,141	901,008
*	Fair Isaac Corp.	3,223	1,119,735
	Fidelity National Information Services, Inc.	31,600	4,210,677
#*	First Solar, Inc.	12,281	792,002
#*	Fiserv, Inc.	37,270	3,929,391
*	FleetCor Technologies, Inc.	7,571	2,151,451
*	Flex, Ltd.	74,773	833,719
	FLIR Systems, Inc.	20,095	997,918
*	Fortinet, Inc.	7,248	582,087
*	Gartner, Inc.	4,616	643,147
	Genpact, Ltd.	22,481	892,046
	Global Payments, Inc.	12,113	2,034,015
*	GoDaddy, Inc., Class A	6,640	487,243
*	Guidewire Software, Inc.	5,661	577,875
	Hewlett Packard Enterprise Co.	143,123	2,056,678
	HP, Inc.	63,494	1,335,914
*	HubSpot, Inc.	2,523	450,911
	Intel Corp.	348,935	17,638,664
	International Business Machines Corp.	51,907	7,694,694
	Intuit, Inc.	14,662	4,065,919
#*	IPG Photonics Corp.	8,240	1,079,522
	Jack Henry & Associates, Inc.	5,037	703,669
	Juniper Networks, Inc.	27,708	748,670
*	Keysight Technologies, Inc.	15,126	1,354,080
	KLA Corp.	14,737	2,008,948
	Lam Research Corp.	17,071	3,561,181
	Leidos Holdings, Inc.	16,751	1,375,257
#	Marvell Technology Group, Ltd.	55,732	1,463,522
	Mastercard, Inc., Class A	53,029	14,438,206
	Maxim Integrated Products, Inc.	16,316	965,744
#	Microchip Technology, Inc.	24,226	2,287,419
*	Micron Technology, Inc.	86,924	3,902,018
	Microsoft Corp.	379,440	51,706,289
#*	MongoDB, Inc.	1,954	279,852
	Monolithic Power Systems, Inc.	1,561	231,278
	Motorola Solutions, Inc.	7,005	1,162,550
	National Instruments Corp.	10,328	431,297
	NetApp, Inc.	15,162	886,825
*	New Relic, Inc.	1,645	153,265
*	Nuance Communications, Inc.	14,334	238,518
	NVIDIA Corp.	29,692	5,009,634

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Okta, Inc.	4,871	$637,273
*	ON Semiconductor Corp.	61,009	1,312,304
	Oracle Corp.	126,767	7,136,982
*	Palo Alto Networks, Inc.	2,159	489,100
	Paychex, Inc.	16,867	1,400,804
*	Paycom Software, Inc.	5,400	1,300,050
*	PayPal Holdings, Inc.	39,564	4,367,866
	Pegasystems, Inc.	4,100	309,960
*	Proofpoint, Inc.	2,604	328,625
*	PTC, Inc.	5,562	376,992
*	Qorvo, Inc.	14,213	1,041,671
	QUALCOMM, Inc.	70,662	5,169,632
*	RealPage, Inc.	4,940	308,651
#*	RingCentral, Inc., Class A	3,051	433,181
	Sabre Corp.	43,587	1,024,730
*	salesforce.com, Inc.	18,659	2,882,816
	Seagate Technology P.L.C.	25,003	1,157,889
*	ServiceNow, Inc.	5,575	1,546,449
	Skyworks Solutions, Inc.	25,029	2,134,473
*	Splunk, Inc.	3,497	473,179
*	Square, Inc., Class A	7,957	639,822
	SS&C Technologies Holdings, Inc.	22,514	1,079,546
	Symantec Corp.	30,255	652,298
*	Synopsys, Inc.	9,203	1,221,790
*	Tableau Software, Inc., Class A	2,751	466,377
	TE Connectivity, Ltd.	23,200	2,143,680
	Teradyne, Inc.	24,826	1,383,553
	Texas Instruments, Inc.	55,500	6,938,055
	Total System Services, Inc.	11,011	1,494,413
#*	Trade Desk, Inc. (The), Class A	3,046	802,042
*	Trimble, Inc.	23,231	981,742
#*	Twilio, Inc., Class A	5,806	807,673
*	Tyler Technologies, Inc.	2,772	646,846
#	Ubiquiti Networks, Inc.	2,668	343,452
	Universal Display Corp.	3,313	699,308
*	VeriSign, Inc.	5,451	1,150,652
*	ViaSat, Inc.	1,171	95,542
#	Visa, Inc., Class A	90,457	16,101,346
	VMware, Inc., Class A	3,747	653,814
	Western Digital Corp.	35,172	1,895,419
#	Western Union Co. (The)	38,837	815,577
*	WEX, Inc.	5,242	1,143,123
*	Workday, Inc., Class A	4,860	971,903
	Xerox Corp.	32,408	1,040,297
	Xilinx, Inc.	13,524	1,544,576
*	Zebra Technologies Corp., Class A	3,451	727,781
#*	Zendesk, Inc.	5,265	439,943
#*	Zscaler, Inc.	1,019	85,871
TOTAL INFORMATION TECHNOLOGY			360,844,792
MATERIALS — (3.5%)
	Air Products & Chemicals, Inc.	13,046	2,978,010
#	Albemarle Corp.	14,008	1,022,024
*	Amcor, PLC	46,736	495,402
	AptarGroup, Inc.	8,021	970,701
	Ashland Global Holdings, Inc.	4,382	348,281
	Avery Dennison Corp.	8,853	1,016,944
*	Axalta Coating Systems, Ltd.	34,106	1,010,561
	Ball Corp.	34,281	2,450,406

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Berry Global Group, Inc.	21,616	$973,801
	Celanese Corp.	14,500	1,626,465
	CF Industries Holdings, Inc.	26,047	1,290,889
*	Corteva, Inc.	33,932	1,000,994
*	Crown Holdings, Inc.	18,224	1,166,518
*	Dow, Inc.	45,334	2,195,979
	DuPont de Nemours, Inc.	33,932	2,448,533
	Eastman Chemical Co.	18,083	1,362,554
	Ecolab, Inc.	11,799	2,380,212
	FMC Corp.	14,369	1,241,769
	Freeport-McMoRan, Inc.	179,376	1,983,899
#	International Flavors & Fragrances, Inc.	8,104	1,166,895
	International Paper Co.	59,175	2,598,374
	Linde P.L.C.	24,321	4,652,121
	LyondellBasell Industries NV, Class A	26,941	2,254,692
	Martin Marietta Materials, Inc.	6,290	1,558,347
	Mosaic Co. (The)	31,605	796,130
	Newmont Goldcorp Corp.	35,640	1,301,573
	Nucor Corp.	39,339	2,139,255
	Packaging Corp. of America	13,718	1,385,106
	PPG Industries, Inc.	22,877	2,685,531
	Reliance Steel & Aluminum Co.	9,384	937,931
#	Royal Gold, Inc.	7,128	815,800
	RPM International, Inc.	15,829	1,073,681
	Sealed Air Corp.	12,497	522,250
	Sherwin-Williams Co. (The)	4,321	2,216,846
	Sonoco Products Co.	16,028	962,161
	Southern Copper Corp.	8,358	299,133
	Steel Dynamics, Inc.	39,076	1,231,285
	Vulcan Materials Co.	13,184	1,824,006
	Westlake Chemical Corp.	12,972	876,518
	WestRock Co.	24,442	881,134
TOTAL MATERIALS			60,142,711
REAL ESTATE — (0.2%)
*	CBRE Group, Inc., Class A	42,722	2,264,693
	Jones Lang LaSalle, Inc.	6,387	930,522
TOTAL REAL ESTATE			3,195,215
UTILITIES — (2.3%)
	AES Corp.	40,007	671,717
	Alliant Energy Corp.	10,900	539,986
	Ameren Corp.	10,767	814,954
	American Electric Power Co., Inc.	22,771	1,999,521
	American Water Works Co., Inc.	8,417	966,103
#	Aqua America, Inc.	17,085	716,716
	Atmos Energy Corp.	5,044	549,998
	Avangrid, Inc.	4,361	220,449
	CenterPoint Energy, Inc.	21,484	623,251
	CMS Energy Corp.	12,885	750,165
	Consolidated Edison, Inc.	15,116	1,284,255
	Dominion Energy, Inc.	31,410	2,333,449
	DTE Energy Co.	7,837	996,161
	Duke Energy Corp.	29,391	2,548,787
	Edison International	15,072	1,123,467
	Entergy Corp.	7,669	810,000
	Evergy, Inc.	12,132	733,865
	Eversource Energy	15,082	1,144,120

U.S. Large Cap Equity Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
Exelon Corp.	44,737	$2,015,849
FirstEnergy Corp.	22,841	1,004,319
IDACORP, Inc.	1,477	150,743
MDU Resources Group, Inc.	23,859	637,990
NextEra Energy, Inc.	18,599	3,853,155
NiSource, Inc.	15,881	471,507
NRG Energy, Inc.	12,714	434,056
OGE Energy Corp.	16,204	695,962
#* PG&E Corp.	19,430	352,266
Pinnacle West Capital Corp.	5,033	459,110
PPL Corp.	29,654	878,648
Public Service Enterprise Group, Inc.	21,693	1,239,755
Sempra Energy	10,705	1,449,778
Southern Co. (The)	45,294	2,545,523
UGI Corp.	11,977	611,905
Vistra Energy Corp.	55,588	1,192,918
WEC Energy Group, Inc.	12,487	1,067,139
Xcel Energy, Inc.	22,936	1,367,215
TOTAL UTILITIES		39,254,802
TOTAL COMMON STOCKS		1,657,627,929

TEMPORARY CASH INVESTMENTS — (0.5%)
	State Street Institutional U.S. Government Money Market Fund 2.260%	9,117,802	9,117,802
SECURITIES LENDING COLLATERAL — (2.5%)
@§	DFA Short Term Investment Fund	3,703,647	42,854,903
TOTAL INVESTMENTS — (100.0%)
(Cost $1,251,191,015)^^			$1,709,600,634
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$164,880,174	—	—	$164,880,174
Consumer Discretionary	192,705,130	—	—	192,705,130
Consumer Staples	113,341,074	—	—	113,341,074
Energy	83,316,957	—	—	83,316,957
Financials	221,305,668	—	—	221,305,668
Health Care	221,078,525	—	—	221,078,525
Industrials	197,562,881	—	—	197,562,881
Information Technology	360,844,792	—	—	360,844,792
Materials	60,142,711	—	—	60,142,711
Real Estate	3,195,215	—	—	3,195,215
Utilities	39,254,802	—	—	39,254,802
Temporary Cash Investments	9,117,802	—	—	9,117,802
Securities Lending Collateral	—	$42,854,903	—	42,854,903
TOTAL	$1,666,745,731	$42,854,903	—	$1,709,600,634

DFA Commodity Strategy Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (67.8%)
AUSTRALIA — (2.7%)
Australia & New Zealand Banking Group, Ltd.
(r)	3.394%, 11/23/21		2,000	$2,023,838
Commonwealth Bank of Australia
	2.300%, 09/06/19		2,100	2,099,853
Ω	2.250%, 03/10/20		2,297	2,295,015
	2.300%, 03/12/20		3,000	3,000,409
	5.000%, 03/19/20		5,000	5,083,810
	2.400%, 11/02/20		1,746	1,747,641
Macquarie Group, Ltd.
Ω	6.250%, 01/14/21		4,842	5,091,003
National Australia Bank, Ltd.
Ω	2.400%, 12/09/19		9,500	9,505,692
	2.125%, 05/22/20		745	743,878
	2.625%, 07/23/20		4,052	4,066,336
Westpac Banking Corp.
#	2.300%, 05/26/20		5,274	5,272,801
	2.100%, 05/13/21		1,000	997,364
TOTAL AUSTRALIA				41,927,640
CANADA — (14.2%)
Bank of Montreal
(r)	3.311%, 08/27/21		12,203	12,337,074
Bank of Nova Scotia (The)
	2.400%, 10/28/19	CAD	1,120	849,547
Canada Housing Trust No 1
Ω	1.450%, 06/15/20	CAD	48,000	36,275,678
CPPIB Capital, Inc.
	1.400%, 06/04/20	CAD	6,000	4,531,368
Enbridge, Inc.
	4.770%, 09/02/19	CAD	3,000	2,278,095
Province of Alberta Canada
	1.900%, 12/06/19		5,000	4,992,419
	1.250%, 06/01/20	CAD	39,000	29,417,253
Province of British Columbia Canada
	3.700%, 12/18/20	CAD	30,000	23,324,898
Province of Ontario Canada
	4.200%, 06/02/20	CAD	40,000	30,910,744
	4.000%, 06/02/21	CAD	7,000	5,517,207
Province of Quebec Canada
	4.500%, 12/01/20	CAD	45,000	35,315,692
Royal Bank of Canada
	1.920%, 07/17/20	CAD	5,000	3,787,657
Toronto-Dominion Bank (The)
	2.563%, 06/24/20	CAD	39,000	29,716,889
TOTAL CANADA				219,254,521
			Face Amount^	Value†
			(000)
DENMARK — (0.4%)
Danske Bank A.S.
Ω	2.800%, 03/10/21		5,400	$5,407,258
FRANCE — (3.5%)
BNP Paribas SA
	2.375%, 05/21/20		2,720	2,723,968
BPCE SA
#	2.650%, 02/03/21		330	331,108
Credit Agricole SA
	2.750%, 06/10/20		1,000	1,003,162
Dexia Credit Local SA
	1.875%, 01/29/20		5,000	4,987,933
	0.200%, 03/16/21	EUR	16,250	18,181,165
Electricite de France SA
Ω	2.350%, 10/13/20		5,000	4,993,709
Orange SA
	1.625%, 11/03/19		2,000	1,996,307
Sanofi
	4.000%, 03/29/21		11,950	12,267,974
	0.875%, 09/22/21	EUR	5,000	5,664,583
Societe Generale SA
	2.625%, 09/16/20		2,000	2,003,803
TOTAL FRANCE				54,153,712
GERMANY — (2.8%)
BMW US Capital LLC
Ω	2.000%, 04/11/21		3,000	2,975,042
Daimler Finance North America LLC
Ω	2.250%, 03/02/20		2,925	2,921,509
Deutsche Bank AG
	2.950%, 08/20/20		6,518	6,502,881
Deutsche Telekom International Finance BV
Ω	1.500%, 09/19/19		3,000	2,995,650
EMD Finance LLC
Ω	2.400%, 03/19/20		1,150	1,148,666
Erste Abwicklungsanstalt
	1.375%, 10/30/19		25,000	24,936,100
Volkswagen Group of America Finance LLC
	2.400%, 05/22/20		2,000	1,998,133
TOTAL GERMANY				43,477,981
JAPAN — (0.4%)
Mitsubishi UFJ Financial Group, Inc.
	2.950%, 03/01/21		882	888,174
Mizuho Financial Group, Inc.
	2.632%, 04/12/21		2,000	2,004,172
MUFG Bank, Ltd.
	2.350%, 09/08/19		850	849,915

DFA Commodity Strategy Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
	Sumitomo Mitsui Banking Corp.
#	2.650%, 07/23/20		2,250	$2,257,828
	TOTAL JAPAN			6,000,089
LUXEMBOURG — (0.2%)
	Nestle Finance International, Ltd.
	2.125%, 09/10/21	EUR	2,875	3,347,117
NETHERLANDS — (1.3%)
	BNG Bank NV
	2.500%, 02/28/20		1,800	1,802,506
	ING Bank NV
Ω	2.500%, 10/01/19		3,000	3,000,632
	Mondelez International Holdings Netherlands BV
	1.625%, 10/28/19		2,000	1,995,682
	Mylan N.V.
	3.150%, 06/15/21		1,214	1,225,047
	Shell International Finance BV
	4.300%, 09/22/19		12,204	12,235,730
	TOTAL NETHERLANDS			20,259,597
NORWAY — (1.2%)
	Norway Government Bond
Ω	3.750%, 05/25/21	NOK	150,000	17,679,446
SPAIN — (0.8%)
	Iberdrola Finance Ireland DAC
Ω	5.000%, 09/11/19		2,000	2,004,627
	Telefonica Emisiones SA
	5.462%, 02/16/21		8,000	8,349,359
	Telefonica Emisiones SAU
	5.134%, 04/27/20		2,200	2,241,041
	TOTAL SPAIN			12,595,027
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.8%)
	Asian Development Bank
	1.375%, 06/11/20	CAD	8,307	6,270,281
	Council Of Europe Development Bank
	1.750%, 11/14/19		7,000	6,988,331
	European Investment Bank
	1.125%, 02/18/20	CAD	20,020	15,109,958
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			28,368,570
SWEDEN — (2.9%)
	Kommuninvest I Sverige AB
	1.000%, 09/15/21	SEK	350,000	37,170,984
		Face Amount^	Value†
		(000)
SWEDEN — (Continued)
	Svenska Handelsbanken AB
Ω	5.125%, 03/30/20	6,708	$6,824,569
	TOTAL SWEDEN		43,995,553
SWITZERLAND — (0.5%)
	Credit Suisse AG
	3.000%, 10/29/21	1,500	1,520,221
	UBS AG Stamford CT
	2.375%, 08/14/19	720	720,014
	2.350%, 03/26/20	6,000	6,000,324
	TOTAL SWITZERLAND		8,240,559
UNITED KINGDOM — (1.1%)
	Aon P.L.C.
	2.800%, 03/15/21	3,380	3,399,778
	Barclays P.L.C.
	2.875%, 06/08/20	5,000	5,006,310
	3.250%, 01/12/21	1,085	1,091,397
	Lloyds Banking Group P.L.C.
	3.100%, 07/06/21	1,000	1,011,324
	Santander UK Group Holdings P.L.C.
	2.875%, 10/16/20	4,000	4,005,048
	3.125%, 01/08/21	1,808	1,815,338
	TOTAL UNITED KINGDOM		16,329,195
UNITED STATES — (34.0%)
	AbbVie, Inc.
	2.500%, 05/14/20	11,317	11,316,910
	Allergan Funding SCS
	3.000%, 03/12/20	5,000	5,011,358
	Allergan, Inc.
	3.375%, 09/15/20	1,570	1,582,711
	American Express Credit Corp.
	2.375%, 05/26/20	1,210	1,210,176
	2.600%, 09/14/20	1,600	1,605,423
	American Honda Finance Corp.
	2.250%, 08/15/19	610	609,934
(r)	2.745%, 02/12/21	6,000	5,999,645
	American International Group, Inc.
	3.375%, 08/15/20	3,470	3,502,006
	6.400%, 12/15/20	7,000	7,374,145
	Amgen, Inc.
	2.200%, 05/11/20	9,990	9,972,528
	Anthem, Inc.
	4.350%, 08/15/20	1,128	1,150,408
	2.500%, 11/21/20	11,352	11,369,139
	Aon Corp.
	5.000%, 09/30/20	1,000	1,029,377
	Apple, Inc.
	1.900%, 02/07/20	21,000	20,949,440
	Autodesk, Inc.
	3.125%, 06/15/20	1,355	1,360,214

DFA Commodity Strategy Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	AutoZone, Inc.
	2.500%, 04/15/21	2,045	$2,048,367
	Bank of America Corp.
	2.625%, 10/19/20	1,420	1,425,430
	Bayer U.S. Finance LLC
	2.375%, 10/08/19	1,500	1,498,627
	Berkshire Hathaway, Inc.
	2.100%, 08/14/19	2,800	2,799,523
	Best Buy Co., Inc.
	5.500%, 03/15/21	6,000	6,240,164
	Burlington Northern Santa Fe LLC
	4.700%, 10/01/19	250	250,841
	CA, Inc.
	5.375%, 12/01/19	5,245	5,286,871
	Campbell Soup Co.
	4.250%, 04/15/21	8,000	8,206,917
	Capital One NA
	2.400%, 09/05/19	6,536	6,535,957
	Cardinal Health, Inc.
#	4.625%, 12/15/20	5,150	5,292,468
	Caterpillar Financial Services Corp.
(r)	2.698%, 05/15/20	5,000	5,004,408
(r)	2.640%, 03/15/21	3,000	3,002,565
(r)	2.752%, 09/07/21	1,800	1,800,772
	Celgene Corp.
	2.875%, 02/19/21	10,000	10,051,377
	Chevron Corp.
	2.193%, 11/15/19	15,000	14,998,597
	Cisco Systems, Inc.
	1.400%, 09/20/19	12,330	12,315,204
	Citigroup, Inc.
	2.650%, 10/26/20	2,575	2,582,398
	2.700%, 03/30/21	2,234	2,245,382
	Citizens Bank NA
	2.550%, 05/13/21	8,000	8,010,994
	Comcast Corp.
(r)	2.759%, 10/01/21	1,800	1,807,740
	Daimler Finance North America LLC
Ω	2.700%, 08/03/20	3,060	3,061,319
	Dominion Energy Gas Holdings LLC
	2.800%, 11/15/20	2,000	2,010,115
	Eastman Chemical Co.
	2.700%, 01/15/20	1,207	1,207,610
	Enterprise Products Operating LLC
	5.200%, 09/01/20	3,839	3,950,319
	Eversource Energy
	2.500%, 03/15/21	4,556	4,557,516
	Exelon Corp.
	2.850%, 06/15/20	1,205	1,208,360
	Exelon Generation Co. LLC
	4.000%, 10/01/20	4,282	4,340,269
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Fidelity National Information Services, Inc.
	3.625%, 10/15/20	1,214	$1,229,078
	2.250%, 08/15/21	4,325	4,309,507
	Fifth Third Bancorp
	2.875%, 07/27/20	1,250	1,255,564
	General Electric Co.
	4.375%, 09/16/20	7,000	7,134,015
	General Mills, Inc.
	2.200%, 10/21/19	3,500	3,497,082
	General Motors Financial Co., Inc.
	3.150%, 01/15/20	7,000	7,010,818
	4.200%, 03/01/21	500	510,710
	Goldman Sachs Group, Inc. (The)
	2.300%, 12/13/19	600	599,805
	2.600%, 04/23/20	2,075	2,077,156
	6.000%, 06/15/20	6,320	6,517,356
	Harley-Davidson Financial Services, Inc.
Ω	2.150%, 02/26/20	585	583,136
	2.400%, 06/15/20	2,600	2,592,035
#Ω	2.850%, 01/15/21	6,000	6,005,015
	Hewlett Packard Enterprise Co.
	3.600%, 10/15/20	12,000	12,141,744
	HSBC USA, Inc.
	2.750%, 08/07/20	6,725	6,753,637
	Huntington National Bank
	2.875%, 08/20/20	2,000	2,009,003
	Integrys Holding, Inc.
	4.170%, 11/01/20	4,060	4,124,353
	Intercontinental Exchange, Inc.
	2.750%, 12/01/20	2,229	2,238,518
	International Business Machines Corp.
	2.250%, 02/19/21	3,615	3,612,806
	JPMorgan Chase & Co.
	2.750%, 06/23/20	7,900	7,924,854
	4.350%, 08/15/21	750	778,720
	Keurig Dr Pepper, Inc.
	3.200%, 11/15/21	630	635,400
	KeyCorp
	2.900%, 09/15/20	3,128	3,149,063
	Kraft Heinz Foods Co.
	2.800%, 07/02/20	14,365	14,388,443
	Kroger Co. (The)
	1.500%, 09/30/19	1,565	1,562,373
	2.950%, 11/01/21	2,334	2,356,674
	L3Harris Technologies, Inc.
	2.700%, 04/27/20	1,205	1,206,750
	Lam Research Corp.
	2.750%, 03/15/20	1,098	1,099,641
	LG&E & KU Energy LLC
	3.750%, 11/15/20	1,244	1,260,430

DFA Commodity Strategy Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Liberty Mutual Group, Inc.
	5.000%, 06/01/21	980	$1,018,707
	LyondellBasell Industries NV
	6.000%, 11/15/21	5,000	5,333,215
	Marriott International, Inc.
	2.875%, 03/01/21	1,000	1,005,023
	Marsh & McLennan Cos. Inc.
#	4.800%, 07/15/21	1,526	1,583,343
	Merck & Co., Inc.
	1.850%, 02/10/20	13,744	13,708,902
	Microsoft Corp.
	1.100%, 08/08/19	2,836	2,835,324
	1.850%, 02/12/20	7,000	6,985,172
	Molson Coors Brewing Co.
	2.250%, 03/15/20	12,857	12,833,833
	National Rural Utilities Cooperative Finance Corp.
(r)	2.694%, 06/30/21	1,800	1,804,929
	NBCUniversal Enterprise, Inc.
(r)Ω	2.719%, 04/01/21	1,500	1,504,965
	NetApp, Inc.
	3.375%, 06/15/21	4,880	4,933,237
	NextEra Energy Capital Holdings, Inc.
	2.700%, 09/15/19	1,500	1,500,081
	Occidental Petroleum Corp.
	4.100%, 02/01/21	650	663,280
	Omnicom Group, Inc. / Omnicom Capital, Inc.
	4.450%, 08/15/20	1,314	1,339,555
	Oracle Corp.
	2.250%, 10/08/19	27,680	27,677,316
	Philip Morris International, Inc.
	2.000%, 02/21/20	1,116	1,113,565
#	2.900%, 11/15/21	5,159	5,228,007
	PNC Bank NA
	2.300%, 06/01/20	2,000	2,000,297
	2.600%, 07/21/20	4,116	4,126,436
	Progressive Corp. (The)
	3.750%, 08/23/21	1,576	1,624,753
	Regions Financial Corp.
	3.200%, 02/08/21	4,400	4,445,126
	Republic Services, Inc.
	5.500%, 09/15/19	1,167	1,171,084
	Roper Technologies, Inc.
	3.000%, 12/15/20	5,070	5,101,346
	Santander Holdings USA, Inc.
	2.650%, 04/17/20	4,992	4,992,202
	Sempra Energy
	2.850%, 11/15/20	6,000	6,025,499
	Shell International Finance BV
	1.875%, 05/10/21	4,000	3,980,723
	Solvay Finance America LLC
Ω	3.400%, 12/03/20	12,000	12,090,137
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Southern Power Co.
2.375%, 06/01/20	1,645	$1,643,859
Southwest Airlines Co.
2.750%, 11/06/19	5,480	5,481,967
TD Ameritrade Holding Corp.
5.600%, 12/01/19	1,000	1,010,315
Thermo Fisher Scientific, Inc.
4.500%, 03/01/21	12,082	12,475,351
Toyota Motor Credit Corp.
(r) 2.583%, 04/13/21	12,000	12,016,704
TWDC Enterprises 18 Corp.
2.150%, 09/17/20	2,500	2,499,791
UnitedHealth Group, Inc.
2.125%, 03/15/21	7,305	7,293,240
Verizon Communications, Inc.
4.600%, 04/01/21	2,500	2,595,095
Walgreens Boots Alliance, Inc.
2.700%, 11/18/19	470	470,040
Walmart, Inc.
2.850%, 06/23/20	18,058	18,169,795
Wells Fargo & Co.
2.550%, 12/07/20	1,450	1,455,573
4.600%, 04/01/21	3,400	3,522,706
Xcel Energy, Inc.
2.400%, 03/15/21	2,622	2,617,613
Zimmer Biomet Holdings, Inc.
# 2.700%, 04/01/20	1,021	1,021,980
TOTAL UNITED STATES		523,247,296
TOTAL BONDS		1,044,283,561
U.S. TREASURY OBLIGATIONS — (31.9%)
U.S. Treasury Notes
1.250%, 08/31/19	14,000	13,989,389
1.625%, 07/31/20	45,000	44,810,156
(r) 2.126%, 10/31/20	15,000	14,978,084
(r) 2.196%, 01/31/21	200,000	199,820,382
(r) 2.220%, 04/30/21	217,000	216,963,965
TOTAL U.S. TREASURY OBLIGATIONS		490,561,976
TOTAL INVESTMENT SECURITIES		1,534,845,537

		Shares
SECURITIES LENDING COLLATERAL — (0.3%)
@§	DFA Short Term Investment Fund	411,422	4,760,564
TOTAL INVESTMENTS — (100.0%)
(Cost $1,543,405,903)^^			$1,539,606,101

DFA Commodity Strategy Portfolio
CONTINUED
As of July 31, 2019, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	117,798,231	CAD	153,831,591	JP Morgan	08/07/19	$1,227,860
USD	18,339,823	NOK	157,971,222	Goldman Sachs International	08/08/19	500,254
USD	112,383,671	CAD	146,586,607	Citibank, N.A.	08/13/19	1,290,385
USD	27,585,307	EUR	24,688,649	JP Morgan	08/26/19	202,743
USD	38,421,075	SEK	362,025,105	State Street Bank and Trust	08/26/19	881,750
Total Appreciation						$4,102,992
CAD	3,997,513	USD	3,062,100	Citibank, N.A.	08/07/19	$(32,868)
Total (Depreciation)						$(32,868)
Total Appreciation (Depreciation)						$4,070,124
As of July 31, 2019, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
Brent Crude Futures	37	09/30/19	$2,458,369	$2,388,350	$(70,019)
Coffee ’C’ Futures	18	09/18/19	742,838	672,638	(70,200)
Copper Futures	32	09/26/19	2,133,987	2,132,800	(1,187)
Corn Futures	88	09/13/19	1,874,526	1,761,100	(113,426)
Cotton No. 2 Futures	11	12/06/19	370,722	351,121	(19,601)
Gasoline Rbob Futures	12	08/30/19	927,120	938,851	11,731
Gold 100 Oz. Futures	27	12/27/19	3,860,544	3,882,060	21,516
Kc Hrw Wheat Futures	15	09/13/19	332,335	317,062	(15,273)
Lean Hogs Futures	21	10/14/19	605,024	596,400	(8,624)
Live Cattle Futures	24	10/31/19	1,047,705	1,033,440	(14,265)
LME Nickel Futures	32	09/18/19	2,332,110	2,785,344	453,234
LME Prime Aluminium Futures	72	09/18/19	3,234,622	3,222,450	(12,172)
LME Zinc Futures	39	09/18/19	2,447,036	2,389,237	(57,799)
Low Su Gasoil G Futures	14	09/12/19	821,753	845,250	23,497
Natural Gas Futures	83	08/28/19	1,922,894	1,853,390	(69,504)
Ny Harb Ulsd Futures	8	08/30/19	646,413	662,155	15,742
Silver Futures	14	09/26/19	1,064,983	1,148,350	83,367
Soybean Futures	37	11/14/19	1,673,117	1,630,775	(42,342)
Soybean Meal Futures	30	12/13/19	951,440	916,200	(35,240)
Soybean Oil Futures	52	12/13/19	885,400	880,776	(4,624)
Sugar #11 Futures	63	09/30/19	868,564	861,538	(7,026)
Wheat Futures (cbt)	35	09/13/19	885,210	852,687	(32,523)
Wti Crude Futures	45	08/20/19	2,570,320	2,636,100	65,780
Total			$34,657,032	$34,758,074	$101,042
Short Position contracts:
LME Nickel Futures	(20)	09/18/19	(1,521,082)	(1,740,840)	(219,758)
LME Prime Aluminium Futures	(45)	09/18/19	(2,017,882)	(2,014,032)	3,850
LME Zinc Futures	(24)	09/18/19	(1,472,747)	(1,470,300)	2,447
Total			$(5,011,711)	$(5,225,171)	$(213,461)
Total Futures Contracts			$29,645,321	$29,532,903	$(112,419)

DFA Commodity Strategy Portfolio
CONTINUED
As of July 31, 2019, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:
Reference Entity*	Counterparty	Notional Amount		Payments received (paid) by the Fund**	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BofA Merrill Lynch Commodity MLBXPPDM Total Return Index (1)	Merrill Lynch Capital Services, Inc.	USD	221,439,209	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	09/28/19	—	—	(217,501)	(217,501)
BofA Merrill Lynch Total Return Index (2)	Merrill Lynch Capital Services, Inc.	USD	159,599,572	3 Month USD UST 13-Week Bill High Discount Rate plus 0.19%	09/28/19	—	—	(252,576)	(252,576)
Citi Commodities Pre-Roll RS Total Return Index (3)	Citibank, N.A.	USD	216,731,082	3 Month USD UST 13-Week Bill High Discount Rate plus 0.19%	09/28/19	—	—	(343,254)	(343,254)
Citi Custom CIVICS H Total Return Index (4)	Citibank, N.A.	USD	176,884,647	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	09/28/19	—	—	(173,531)	(173,531)
Credit Suisse Custom 141 Total Return Index (5)	Credit Suisse	USD	313,657,054	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	08/30/19	—	—	(438,364)	(438,364)
Credit Suisse Custom 57 Total Return Index (6)	Credit Suisse	USD	117,141,745	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	08/30/19	—	—	(94,114)	(94,114)
UBS UBSIB190 Custom Strategy (7)	UBS AG	USD	399,638,682	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	10/31/19	—	—	(321,419)	(321,419)
Total						—	—	$(1,840,759)	$(1,840,759)
*	Portfolio receives the price appreciation of the reference entity at maturity.
**	Payments received (paid) by the Fund are exchanged at maturity.
(1) The following table represents the individual positions within the Total Return Swap as of July 31, 2019:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
NYMEX Light Sweet Crude Oil Futures	8.88%	19,687,246
ICE Brent Crude Oil Futures	7.99%	17,702,740
NYMEX Reformulated Gasoline Blend Futures	2.73%	6,052,214
ICE Gasoil Futures	2.82%	6,233,527
NYMEX NY Harbor ULSD Futures	2.33%	5,169,124
NYMEX Henry Hub Natural Gas Futures	6.54%	14,476,359
CBOT Soybean Futures	5.56%	12,305,338
CBOT Soybean Oil Futures	2.97%	6,581,257
CBOT Soybean Meal Futures	3.16%	6,988,555
CBOT Corn Futures	6.11%	13,533,663

DFA Commodity Strategy Portfolio
CONTINUED
Futures Contract	% of Index	Notional Amount
CBOT Wheat Futures	2.90%	6,419,109
KCBT Hard Red Winter Wheat Futures	1.10%	2,426,295
CME Live Cattle Futures	3.46%	7,654,371
CME Lean Hogs Futures	2.05%	4,541,959
COMEX Gold 100 Troy Oz. Futures	13.20%	29,222,423
COMEX Silver Futures	3.95%	8,736,092
COMEX Copper Futures	7.18%	15,903,972
LME Primary Aluminum Futures	4.08%	9,041,026
LME Nickel Futures	3.41%	7,554,651
LME Zinc Futures	3.03%	6,700,123
NYBOT CSC No. 11 World Sugar Futures	2.94%	6,506,866
NYBOT CSC 'C' Coffee Futures	2.41%	5,334,985
NYBOT CTN No. 2 Cotton Futures	1.20%	2,667,314
Total Notional Amount		221,439,209
(2) The following table represents the individual positions within the Total Return Swap as of July 31, 2019:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
NYMEX Light Sweet Crude Oil Futures	10.55%	16,854,802
ICE Brent Crude Oil Futures	9.60%	15,328,817
NYMEX Reformulated Gasoline Blend Futures	3.69%	5,886,966
ICE Gasoil Futures	3.37%	5,373,570
NYMEX NY Harbor ULSD Futures	2.78%	4,433,805
NYMEX Henry Hub Natural Gas Futures	7.45%	11,888,692
CBOT Soybean Futures	4.48%	7,142,147
CBOT Soybean Oil Futures	2.38%	3,801,826
CBOT Soybean Meal Futures	2.53%	4,039,673
CBOT Corn Futures	4.82%	7,690,114
CBOT Wheat Futures	2.28%	3,639,730
KCBT Hard Red Winter Wheat Futures	0.85%	1,350,681
CME Live Cattle Futures	2.77%	4,418,617
CME Lean Hogs Futures	2.46%	3,932,886
COMEX Gold 100 Troy Oz. Futures	13.21%	21,086,352
COMEX Silver Futures	3.92%	6,259,606
COMEX Copper Futures	7.18%	11,451,444
LME Primary Aluminum Futures	4.05%	6,464,139
LME Nickel Futures	3.42%	5,453,562
LME Zinc Futures	3.03%	4,829,194
NYBOT CSC No. 11 World Sugar Futures	2.35%	3,758,460
NYBOT CSC 'C' Coffee Futures	1.86%	2,973,641
NYBOT CTN No. 2 Cotton Futures	0.97%	1,540,848
Total Notional Amount		159,599,572
(3) The following table represents the individual positions within the Total Return Swap as of July 31, 2019:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
NYMEX Light Sweet Crude Oil Futures	10.55%	22,888,279
ICE Brent Crude Oil Futures	9.60%	20,816,039
NYMEX Reformulated Gasoline Blend Futures	3.69%	7,994,310
ICE Gasoil Futures	3.37%	7,297,135
NYMEX NY Harbor ULSD Futures	2.78%	6,020,964
NYMEX Henry Hub Natural Gas Futures	7.45%	16,144,461

DFA Commodity Strategy Portfolio
CONTINUED
Futures Contract	% of Index	Notional Amount
CBOT Soybean Futures	4.48%	9,698,806
CBOT Soybean Oil Futures	2.38%	5,162,757
CBOT Soybean Meal Futures	2.53%	5,485,747
CBOT Corn Futures	4.82%	10,442,928
CBOT Wheat Futures	2.28%	4,942,636
KCBT Hard Red Winter Wheat Futures	0.85%	1,834,181
CME Live Cattle Futures	2.77%	6,000,340
CME Lean Hogs Futures	2.46%	5,340,733
COMEX Gold 100 Troy Oz. Futures	13.21%	28,634,587
COMEX Silver Futures	3.92%	8,500,343
COMEX Copper Futures	7.18%	15,550,692
LME Primary Aluminum Futures	4.05%	8,778,093
LME Nickel Futures	3.42%	7,405,762
LME Zinc Futures	3.03%	6,557,891
NYBOT CSC No. 11 World Sugar Futures	2.35%	5,103,868
NYBOT CSC 'C' Coffee Futures	1.86%	4,038,108
NYBOT CTN No. 2 Cotton Futures	0.97%	2,092,422
Total Notional Amount		216,731,082
(4) The following table represents the individual positions within the Total Return Swap as of July 31, 2019:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
NYMEX Light Sweet Crude Oil Futures	8.88%	15,726,086
ICE Brent Crude Oil Futures	7.99%	14,140,870
NYMEX Reformulated Gasoline Blend Futures	2.73%	4,834,481
ICE Gasoil Futures	2.82%	4,979,313
NYMEX NY Harbor ULSD Futures	2.33%	4,129,073
NYMEX Henry Hub Natural Gas Futures	6.54%	11,563,650
CBOT Soybean Futures	5.56%	9,829,449
CBOT Soybean Oil Futures	2.97%	5,257,079
CBOT Soybean Meal Futures	3.16%	5,582,426
CBOT Corn Futures	6.11%	10,810,629
CBOT Wheat Futures	2.90%	5,127,555
KCBT Hard Red Winter Wheat Futures	1.10%	1,938,114
CME Live Cattle Futures	3.46%	6,114,277
CME Lean Hogs Futures	2.05%	3,628,096
COMEX Gold 100 Troy Oz. Futures	13.20%	23,342,741
COMEX Silver Futures	3.95%	6,978,351
COMEX Copper Futures	7.18%	12,704,022
LME Primary Aluminum Futures	4.08%	7,221,931
LME Nickel Futures	3.41%	6,034,621
LME Zinc Futures	3.03%	5,352,028
NYBOT CSC No. 11 World Sugar Futures	2.94%	5,197,655
NYBOT CSC 'C' Coffee Futures	2.41%	4,261,562
NYBOT CTN No. 2 Cotton Futures	1.20%	2,130,638
Total Notional Amount		176,884,647
(5) The following table represents the individual positions within the Total Return Swap as of July 31, 2019:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
NYMEX Light Sweet Crude Oil Futures	10.55%	33,124,324
ICE Brent Crude Oil Futures	9.60%	30,125,341

DFA Commodity Strategy Portfolio
CONTINUED
Futures Contract	% of Index	Notional Amount
NYMEX Reformulated Gasoline Blend Futures	3.69%	11,569,506
ICE Gasoil Futures	3.37%	10,560,543
NYMEX NY Harbor ULSD Futures	2.78%	8,713,645
NYMEX Henry Hub Natural Gas Futures	7.45%	23,364,550
CBOT Soybean Futures	4.48%	14,036,283
CBOT Soybean Oil Futures	2.38%	7,471,633
CBOT Soybean Meal Futures	2.53%	7,939,069
CBOT Corn Futures	4.82%	15,113,189
CBOT Wheat Futures	2.28%	7,153,070
KCBT Hard Red Winter Wheat Futures	0.85%	2,654,460
CME Live Cattle Futures	2.77%	8,683,798
CME Lean Hogs Futures	2.46%	7,729,203
COMEX Gold 100 Troy Oz. Futures	13.21%	41,440,481
COMEX Silver Futures	3.92%	12,301,847
COMEX Copper Futures	7.18%	22,505,237
LME Primary Aluminum Futures	4.05%	12,703,811
LME Nickel Futures	3.42%	10,717,750
LME Zinc Futures	3.03%	9,490,695
NYBOT CSC No. 11 World Sugar Futures	2.35%	7,386,407
NYBOT CSC 'C' Coffee Futures	1.86%	5,844,022
NYBOT CTN No. 2 Cotton Futures	0.97%	3,028,190
Total Notional Amount		313,657,054
(6) The following table represents the individual positions within the Total Return Swap as of July 31, 2019:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
NYMEX Light Sweet Crude Oil Futures	8.88%	10,414,591
ICE Brent Crude Oil Futures	7.99%	9,364,782
NYMEX Reformulated Gasoline Blend Futures	2.73%	3,201,632
ICE Gasoil Futures	2.82%	3,297,547
NYMEX NY Harbor ULSD Futures	2.33%	2,734,476
NYMEX Henry Hub Natural Gas Futures	6.54%	7,658,020
CBOT Soybean Futures	5.56%	6,509,546
CBOT Soybean Oil Futures	2.97%	3,481,497
CBOT Soybean Meal Futures	3.16%	3,696,958
CBOT Corn Futures	6.11%	7,159,332
CBOT Wheat Futures	2.90%	3,395,720
KCBT Hard Red Winter Wheat Futures	1.10%	1,283,515
CME Live Cattle Futures	3.46%	4,049,176
CME Lean Hogs Futures	2.05%	2,402,704
COMEX Gold 100 Troy Oz. Futures	13.20%	15,458,715
COMEX Silver Futures	3.95%	4,621,409
COMEX Copper Futures	7.18%	8,413,230
LME Primary Aluminum Futures	4.08%	4,782,719
LME Nickel Futures	3.41%	3,996,424
LME Zinc Futures	3.03%	3,544,377
NYBOT CSC No. 11 World Sugar Futures	2.94%	3,442,144
NYBOT CSC 'C' Coffee Futures	2.41%	2,822,217
NYBOT CTN No. 2 Cotton Futures	1.20%	1,411,014
Total Notional Amount		117,141,745

DFA Commodity Strategy Portfolio
CONTINUED
(7) The following table represents the individual positions within the Total Return Swap as of July 31, 2019:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
NYMEX Light Sweet Crude Oil Futures	8.88%	35,530,229
ICE Brent Crude Oil Futures	7.99%	31,948,721
NYMEX Reformulated Gasoline Blend Futures	2.73%	10,922,630
ICE Gasoil Futures	2.82%	11,249,852
NYMEX NY Harbor ULSD Futures	2.33%	9,328,890
NYMEX Henry Hub Natural Gas Futures	6.54%	26,125,964
CBOT Soybean Futures	5.56%	22,207,852
CBOT Soybean Oil Futures	2.97%	11,877,413
CBOT Soybean Meal Futures	3.16%	12,612,477
CBOT Corn Futures	6.11%	24,424,650
CBOT Wheat Futures	2.90%	11,584,778
KCBT Hard Red Winter Wheat Futures	1.10%	4,378,815
CME Live Cattle Futures	3.46%	13,814,098
CME Lean Hogs Futures	2.05%	8,197,023
COMEX Gold 100 Troy Oz. Futures	13.20%	52,738,676
COMEX Silver Futures	3.95%	15,766,315
COMEX Copper Futures	7.18%	28,702,426
LME Primary Aluminum Futures	4.08%	16,316,640
LME Nickel Futures	3.41%	13,634,129
LME Zinc Futures	3.03%	12,091,934
NYBOT CSC No. 11 World Sugar Futures	2.94%	11,743,157
NYBOT CSC 'C' Coffee Futures	2.41%	9,628,224
NYBOT CTN No. 2 Cotton Futures	1.20%	4,813,789
Total Notional Amount		399,638,682
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$41,927,640	—	$41,927,640
Canada	—	219,254,521	—	219,254,521
Denmark	—	5,407,258	—	5,407,258
France	—	54,153,712	—	54,153,712
Germany	—	43,477,981	—	43,477,981
Japan	—	6,000,089	—	6,000,089
Luxembourg	—	3,347,117	—	3,347,117
Netherlands	—	20,259,597	—	20,259,597
Norway	—	17,679,446	—	17,679,446
Spain	—	12,595,027	—	12,595,027
Supranational Organization Obligations	—	28,368,570	—	28,368,570
Sweden	—	43,995,553	—	43,995,553
Switzerland	—	8,240,559	—	8,240,559
United Kingdom	—	16,329,195	—	16,329,195
United States	—	523,247,296	—	523,247,296
U.S. Treasury Obligations	—	490,561,976	—	490,561,976
Securities Lending Collateral	—	4,760,564	—	4,760,564
Forward Currency Contracts**	—	4,070,124	—	4,070,124

DFA Commodity Strategy Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Futures Contracts**	$(112,419)	—	—	$(112,419)
Swap Agreements**	—	$(1,840,759)	—	(1,840,759)
TOTAL	$(112,419)	$1,541,835,466	—	$1,541,723,047
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA One-Year Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (4.9%)
Federal Farm Credit Bank, Floating Rate Note, 1M USD LIBOR + 0.015%, FRN
(r)	2.329%, 03/17/21	50,000	$49,952,884
Federal Farm Credit Banks, Floating Rate Note, 1M USD LIBOR + 0.045%, FRN
(r)	2.377%, 04/16/21	112,000	111,935,623
Federal Home Loan Bank
	0.000%, 08/01/19	115,000	115,000,000
	2.000%, 09/13/19	39,000	38,989,777
	1.500%, 10/21/19	38,000	37,944,864
	1.375%, 11/15/19	7,500	7,483,603
Federal Home Loan Mortgage Corp.
	1.250%, 10/02/19	18,600	18,570,644
TOTAL AGENCY OBLIGATIONS			379,877,395
BONDS — (60.2%)
African Development Bank
	1.125%, 09/20/19	19,000	18,971,120
	1.875%, 03/16/20	26,600	26,543,916
Agence Francaise de Developpement
	1.375%, 08/02/19	15,600	15,600,000
	1.625%, 01/21/20	30,930	30,836,158
	1.875%, 09/14/20	25,800	25,727,605
Agence Francaise de Developpement, Floating Rate Note, 3M USD LIBOR + 0.080%, FRN
(r)	2.423%, 03/23/20	30,000	30,002,388
Amazon.com, Inc.
	1.900%, 08/21/20	7,497	7,477,993
ANZ New Zealand International Ltd.
Ω	2.600%, 09/23/19	22,849	22,856,997
	2.600%, 09/23/19	11,984	11,988,194
Apple, Inc.
#	1.500%, 09/12/19	102,300	102,212,436
	1.800%, 11/13/19	55,641	55,566,912
	1.900%, 02/07/20	5,413	5,399,968
Apple, Inc., 3M USD LIBOR + 0.250%, FRN
#(r)	2.812%, 02/07/20	55,000	55,056,946
Australia & New Zealand Banking Group, Ltd.
Ω	2.250%, 12/19/19	60,000	59,962,249
		Face Amount	Value†
		(000)

Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M USD LIBOR + 0.660%, FRN
(r)Ω	3.003%, 09/23/19	3,145	$3,148,211
Bank of Montreal
	2.100%, 06/15/20	30,905	30,873,747
Bank of Montreal, 3M USD LIBOR + 0.440%, FRN
(r)	2.850%, 06/15/20	28,700	28,794,538
Bank of Montreal, 3M USD LIBOR + 0.460%, FRN
(r)	2.763%, 04/13/21	16,178	16,241,207
Bank of Montreal , 3M USD LIBOR + 0.340%, FRN
#(r)	2.643%, 07/13/20	13,691	13,724,132
Bank of Nova Scotia (The)
#	2.350%, 10/21/20	19,793	19,827,979
	2.500%, 01/08/21	11,205	11,240,852
Bank of Nova Scotia (The), 3M USD LIBOR + 0.290%, FRN
(r)	2.593%, 01/08/21	39,053	39,104,042
Bank of Nova Scotia (The), 3M USD LIBOR + 0.440%, FRN
(r)	2.718%, 04/20/21	6,000	6,019,890
Bank of Nova Scotia (The), 3M USD LIBOR + 0.620%, FRN
(r)	3.098%, 12/05/19	34,000	34,066,871
Berkshire Hathaway Finance Corp., Floating Rate Note, 3M USD LIBOR + 0.260%, FRN
(r)	2.778%, 08/15/19	17,250	17,252,606
BNG Bank NV
	1.750%, 10/30/19	42,880	42,819,625
Ω	1.750%, 10/30/19	7,500	7,489,440
	1.625%, 11/25/19	17,750	17,712,903
Ω	2.500%, 02/28/20	26,000	26,036,192
	2.500%, 02/28/20	49,108	49,176,358
BNG Bank NV, 3M USD LIBOR + 0.100%, FRN
#(r)Ω	2.403%, 07/14/20	15,000	15,008,610
Caisse d'Amortissement de la Dette Sociale
Ω	1.750%, 09/24/19	8,000	7,993,424
	1.750%, 09/24/19	41,830	41,795,616
	1.875%, 01/13/20	57,100	57,005,785
	2.000%, 04/17/20	10,150	10,139,119

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	1.875%, 07/28/20	51,350	$51,184,750
Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.310%, FRN
(r)	2.599%, 10/05/20	3,735	3,745,135
Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.315%, FRN
(r)	2.581%, 02/02/21	21,180	21,202,980
Chevron Corp.
	1.991%, 03/03/20	9,500	9,489,594
Chevron Corp., Floating Rate Note, 3M USD LIBOR + 0.410%, FRN
(r)	2.928%, 11/15/19	7,450	7,458,546
Cisco Systems, Inc.
	1.400%, 09/20/19	23,787	23,758,456
	4.450%, 01/15/20	8,329	8,411,831
Commonwealth Bank of Australia
	2.300%, 09/06/19	13,969	13,968,022
Commonwealth Bank of Australia, Floating Rate Note, 3M USD LIBOR + 0.550%, FRN
#(r)	3.024%, 09/06/19	13,094	13,102,690
Commonwealth Bank of Australia, Floating Rate Note, 3M USD LIBOR + 0.640%, FRN
(r)	3.205%, 11/07/19	4,819	4,826,048
Cooperatieve Rabobank UA
	1.375%, 08/09/19	43,920	43,911,216
	2.250%, 01/14/20	14,470	14,465,703
#	4.750%, 01/15/20	9,332	9,434,077
Ω	4.750%, 01/15/20	6,750	6,823,834
Cooperatieve Rabobank UA, Floating Rate Note, 3M USD LIBOR + 0.510%, FRN
(r)	3.072%, 08/09/19	3,419	3,419,472
Council Of Europe Development Bank
#	1.750%, 11/14/19	4,280	4,272,866
	1.875%, 01/27/20	29,349	29,297,493
	1.625%, 03/10/20	28,132	28,026,048
CPPIB Capital, Inc.
Ω	1.250%, 09/20/19	4,850	4,842,686
CPPIB Capital, Inc., 3M USD LIBOR + 0.010%, FRN
(r)Ω	2.321%, 12/27/19	50,000	49,983,205
CPPIB Capital, Inc., Floating Rate Note, 3M USD LIBOR + 0.030%, FRN
(r)Ω	2.352%, 10/16/20	50,000	50,000,298
		Face Amount	Value†
		(000)

Dexia Credit Local SA
#	1.875%, 01/29/20	16,900	$16,859,214
Equinor ASA
#Ω	2.250%, 11/08/19	27,060	27,031,550
Erste Abwicklungsanstalt
	1.375%, 10/30/19	19,000	18,951,436
	2.500%, 03/13/20	15,200	15,222,739
EUROFIMA
	1.750%, 05/29/20	14,900	14,844,274
European Bank for Reconstruction & Development
	1.750%, 11/26/19	21,051	21,014,170
European Investment Bank
	1.125%, 08/15/19	32,000	31,985,472
#	1.250%, 12/16/19	18,000	17,935,013
#	1.625%, 03/16/20	65,651	65,405,599
	1.750%, 05/15/20	83,800	83,535,112
Export Development Canada
#	1.750%, 08/19/19	99,550	99,483,301
#	1.000%, 09/13/19	23,335	23,298,131
#Ω	2.300%, 02/10/20	85,250	85,278,133
Finland Government International Bond
	1.750%, 09/10/19	6,300	6,296,422
FMS Wertmanagement
	1.500%, 08/09/19	5,000	4,999,150
	1.000%, 08/16/19	104,500	104,441,480
	1.750%, 01/24/20	29,500	29,436,806
	2.250%, 02/03/20	22,400	22,402,016
	1.750%, 03/17/20	6,500	6,484,175
	1.750%, 05/15/20	8,200	8,178,765
Inter-American Development Bank
	1.125%, 09/12/19	21,247	21,221,191
	1.750%, 10/15/19	9,500	9,489,012
	1.625%, 05/12/20	19,629	19,550,628
	1.875%, 06/16/20	22,685	22,621,390
Inter-American Development Bank, 3M USD LIBOR + 0.220%, FRN
(r)	2.523%, 10/15/20	10,700	10,725,359
International Bank for Reconstruction & Development
	0.875%, 08/15/19	18,000	17,990,070
	1.875%, 10/07/19	49,532	49,486,688
	1.875%, 04/21/20	20,108	20,064,122
Kommunalbanken A.S.
	1.500%, 09/09/19	5,000	4,995,986
	1.500%, 10/22/19	34,768	34,710,901
	1.625%, 01/15/20	32,140	32,047,115
#Ω	2.500%, 04/17/20	7,028	7,041,673
	2.500%, 04/17/20	25,396	25,440,522

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

Kommunalbanken A.S., 3M USD LIBOR + 0.040%, FRN
(r)Ω	2.476%, 03/12/21	5,000	$4,999,488
Kommunalbanken A.S., 3M USD LIBOR + 0.330%, FRN
(r)Ω	2.740%, 06/16/20	8,000	8,021,664
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)	2.476%, 03/12/21	66,522	66,515,187
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.330%, FRN
(r)	2.740%, 06/16/20	27,500	27,574,470
Kommunekredit
	1.125%, 08/23/19	63,700	63,653,372
	1.625%, 06/12/20	53,913	53,658,670
Kommuninvest I Sverige AB
	1.125%, 09/17/19	17,200	17,174,166
	2.000%, 11/12/19	17,950	17,937,493
	1.750%, 03/19/20	38,544	38,436,000
	2.500%, 06/01/20	15,800	15,840,290
Ω	1.625%, 09/01/20	7,340	7,298,573
Kreditanstalt fuer Wiederaufbau
	1.250%, 09/30/19	39,700	39,633,304
	4.000%, 01/27/20	4,100	4,135,734
	1.750%, 03/31/20	15,000	14,951,368
	1.500%, 04/20/20	43,500	43,288,973
Municipality Finance P.L.C.
	1.500%, 03/23/20	7,567	7,532,843
Municipality Finance P.L.C., Floating Rate Note, 3M USD LIBOR + 0.170%, FRN
(r)	2.735%, 02/07/20	54,600	54,642,042
Municipality Finance P.L.C., Floating Rate Note, 3M USD LIBOR + 0.500%, FRN
(r)	2.575%, 02/17/21	27,200	27,204,080
Municipality Finance PLC, 3M USD LIBOR + 0.010%, FRN
(r)Ω	2.277%, 10/26/20	88,000	87,980,961
National Australia Bank, Ltd.
	2.250%, 01/10/20	8,700	8,698,280
National Australia Bank, Ltd., Floating Rate Note, 3M USD LIBOR + 0.240%, FRN
(r)Ω	2.765%, 08/29/19	41,600	41,606,217
		Face Amount	Value†
		(000)

National Australia Bank, Ltd., Floating Rate Note, 3M USD LIBOR + 0.590%, FRN
(r)Ω	2.928%, 01/10/20	16,080	$16,117,367
Nederlandse Waterschapsbank NV
	1.750%, 09/05/19	40,400	40,375,954
Ω	1.750%, 09/05/19	16,000	15,990,477
Ω	1.250%, 09/09/19	6,050	6,043,224
	1.250%, 09/09/19	6,850	6,842,328
	1.625%, 03/04/20	15,750	15,697,080
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.020%, FRN
(r)	2.582%, 08/09/19	12,000	12,000,840
Nestle Holdings, Inc.
	2.125%, 01/14/20	13,703	13,686,556
Nordic Investment Bank
#	2.500%, 04/28/20	36,650	36,719,867
Novartis Capital Corp.
#	1.800%, 02/14/20	6,551	6,535,145
NRW Bank
	2.000%, 09/23/19	14,600	14,590,948
NRW Bank, 3M USD LIBOR + 0.040%, FRN
(r)	2.600%, 02/08/21	30,200	30,187,920
NRW Bank, Floating Rate Note, 3M USD LIBOR + 0.060%, FRN
(r)	2.539%, 03/05/21	25,000	25,008,250
Oesterreichische Kontrollbank AG
	1.750%, 01/24/20	56,352	56,241,012
	1.375%, 02/10/20	56,482	56,247,457
Oesterreichische Kontrollbank AG, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	2.420%, 09/15/20	16,800	16,781,608
Procter & Gamble Co. (The)
#	1.750%, 10/25/19	3,866	3,860,529
Province of Alberta Canada
#	1.900%, 12/06/19	70,200	70,093,563
Province of Ontario Canada
	4.000%, 10/07/19	16,209	16,255,034
	4.400%, 04/14/20	44,499	45,156,283
	1.875%, 05/21/20	18,000	17,949,249
Roche Holdings, Inc., Floating Rate Note, 3M USD LIBOR + 0.340%, FRN
(r)Ω	2.670%, 09/30/19	54,140	54,171,997
Royal Bank of Canada
#	2.125%, 03/02/20	76,155	76,076,935
#	2.150%, 03/06/20	54,939	54,894,215

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

#	2.150%, 10/26/20	31,000	$30,979,286
	2.350%, 10/30/20	9,174	9,192,450
Royal Bank of Canada, 3M USD LIBOR + 0.240%, FRN
#(r)	2.507%, 10/26/20	3,340	3,345,665
Royal Bank of Canada, 3M USD LIBOR + 0.300%, FRN
#(r)	2.578%, 07/22/20	12,800	12,829,578
Royal Bank of Canada, 3M USD LIBOR + 0.390%, FRN
(r)	2.656%, 04/30/21	16,700	16,748,848
Shell International Finance BV
#	1.375%, 09/12/19	43,105	43,056,722
#	4.300%, 09/22/19	6,987	7,005,166
	4.375%, 03/25/20	3,110	3,151,443
#	2.125%, 05/11/20	40,656	40,621,459
Shell International Finance BV, 3M USD LIBOR + 0.450%, FRN
(r)	2.985%, 05/11/20	20,912	20,980,949
Shell International Finance BV, Floating Rate Note, 3M USD LIBOR + 0.350%, FRN
#(r)	2.786%, 09/12/19	20,770	20,781,755
State of North Rhine-Westphalia Germany
	1.250%, 09/16/19	12,000	11,982,576
	1.625%, 01/22/20	55,400	55,238,232
Svensk Exportkredit AB
	1.125%, 08/28/19	5,000	4,995,400
	1.750%, 05/18/20	4,150	4,133,915
	1.875%, 06/23/20	9,257	9,230,974
	1.750%, 08/28/20	13,125	13,069,851
Svensk Exportkredit AB, Floating Rate Note, 3M USD LIBOR + 0.030%, FRN
(r)	2.417%, 12/20/19	10,000	10,001,900
Svenska Handelsbanken AB
	1.500%, 09/06/19	2,109	2,107,053
Svenska Handelsbanken AB, Floating Rate Note, 3M USD LIBOR + 0.490%, FRN
(r)	2.964%, 09/06/19	9,086	9,091,767
Toronto-Dominion Bank (The)
	1.450%, 08/13/19	3,773	3,771,969
	1.900%, 10/24/19	83,474	83,383,217
	3.000%, 06/11/20	19,861	19,992,841
#	1.850%, 09/11/20	7,500	7,468,771
		Face Amount	Value†
		(000)

Toronto-Dominion Bank (The), 3M USD LIBOR + 0.240%, FRN
(r)	2.516%, 01/25/21	23,000	$23,018,018
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.260%, FRN
(r)	2.670%, 09/17/20	16,800	16,831,063
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.280%, FRN
#(r)	2.731%, 06/11/20	13,000	13,026,278
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.430%, FRN
(r)	2.881%, 06/11/21	18,350	18,431,454
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.560%, FRN
#(r)	3.125%, 11/05/19	13,842	13,861,705
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 0.150%, FRN
(r)	2.433%, 10/24/19	2,090	2,090,671
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 0.650%, FRN
(r)	3.185%, 08/13/19	4,500	4,501,305
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 0.930%, FRN
(r)	3.358%, 12/14/20	20,000	20,214,679
Total Capital SA
#	4.450%, 06/24/20	4,490	4,575,961
Toyota Motor Credit Corp.
	2.200%, 01/10/20	20,831	20,816,375
#	2.150%, 03/12/20	17,891	17,873,951
Toyota Motor Credit Corp., 3M USD LIBOR + 0.100%, FRN
#(r)	2.438%, 01/10/20	16,000	16,003,400
Toyota Motor Credit Corp., 3M USD LIBOR + 0.150%, FRN
(r)	2.461%, 10/09/20	34,177	34,185,132
Toyota Motor Credit Corp., 3M USD LIBOR + 0.170%, FRN
(r)	2.572%, 09/18/20	82,712	82,776,045
Toyota Motor Credit Corp., 3M USD LIBOR + 0.260%, FRN
(r)	2.563%, 04/17/20	30,000	30,045,510

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	Toyota Motor Credit Corp., 3M USD LIBOR + 0.280%, FRN
(r)	2.583%, 04/13/21	3,327	$3,331,631
	Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.150%, FRN
(r)	2.672%, 08/21/20	5,500	5,498,384
	Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.540%, FRN
(r)	2.843%, 01/08/21	19,750	19,835,069
	Toyota Motor Finance Netherlands BV, 3M USD LIBOR + 0.250%, FRN
(r)	2.686%, 12/12/19	3,000	3,002,220
	Walmart, Inc.
#	1.750%, 10/09/19	9,000	8,989,556
	2.850%, 06/23/20	55,914	56,260,157
	Walmart, Inc., 3M USD LIBOR + 0.230%, FRN
(r)	2.573%, 06/23/21	4,105	4,118,266
	Walmart, Inc., Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
#(r)	2.383%, 06/23/20	48,850	48,868,368
	Westpac Banking Corp.
	1.600%, 08/19/19	16,970	16,963,491
	TOTAL BONDS		4,630,354,083
U.S. TREASURY OBLIGATIONS — (6.9%)
	U.S. Treasury Bill
#	0.000%, 09/03/19	100,000	99,809,792
#	0.000%, 09/05/19	50,000	49,903,183
	0.000%, 09/12/19	25,000	24,943,465
	U.S. Treasury Bills
#	2.200%, 08/13/19	50,000	49,965,692
	U.S. Treasury Notes
	1.250%, 08/31/19	10,000	9,992,421
	U.S. Treasury Notes, 3M USTMMR + 0.1390%, FRN
(r)	2.220%, 04/30/21	295,500	295,450,929
	TOTAL U.S. TREASURY OBLIGATIONS		530,065,482
CERTIFICATES OF DEPOSIT — (5.6%)
	Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.190%, FRN
(r)	2.664%, 03/06/20	88,000	88,077,674
		Face Amount	Value†
		(000)

Bank of Nova Scotia (The), Floating Rate Note, 3M USD LIBOR + 0.050%, FRN
(r)	2.571%, 02/27/20	75,000	$75,016,670
Bank of Nova Scotia (The), Floating Rate Note, 3M USD LIBOR + 0.190%, FRN
(r)	2.641%, 03/11/20	34,450	34,485,280
Bank of Nova Scotia (The), Floating Rate Note, 3M USD LIBOR + 0.280%, FRN
(r)	2.666%, 09/21/20	17,700	17,705,868
Canadian Imperial Bank of Commerce, Floating Rate Note, 3M USD LIBOR + 0.170%, FRN
(r)	2.534%, 05/08/20	49,000	49,001,955
(r)	2.495%, 05/15/20	20,000	19,999,744
Canadian Imperial Bank of Commerce, Floating Rate Note, 3M USD LIBOR + 0.180%, FRN
(r)	2.544%, 04/06/20	25,000	25,003,385
Oversea-Chinese Banking Corp., Ltd., Floating Rate Note, 1M USD LIBOR + 0.080%, FRN
(r)Ω	2.351%, 12/20/19	100,000	100,000,000
Svenska Handelsbanken AB, Floating Rate Note, 3M USD LIBOR + 0.220%, FRN
(r)	2.498%, 01/22/20	23,200	23,220,712
TOTAL CERTIFICATES OF DEPOSIT			432,511,288
TOTAL INVESTMENT SECURITIES			5,972,808,248

COMMERCIAL PAPER — (15.8%)
Banque Et Caisse d’Epargne de l’Etat
	2.554%, 08/20/19	50,923	50,858,299
	2.480%, 08/28/19	10,950	10,930,710
BNG Bank NV
Ω	2.200%, 08/07/19	25,000	24,988,625
Ω	2.310%, 08/16/19	20,000	19,979,582
Caisse Des Depots Et Consignations
	2.520%, 08/02/19	40,000	39,994,707
Ω	2.520%, 08/06/19	65,000	64,974,564

DFA One-Year Fixed Income Portfolio
CONTINUED
		FaceAmount	Value†
		(000)
Ω	2.480%, 08/07/19	10,000	$9,995,450
Ω	2.480%, 08/20/19	50,000	49,938,028
Ω	Cisco Systems, Inc. 2.465%, 08/08/19	10,000	9,994,884
Erste Abwicklungsanstalt
	2.530%, 08/02/19	6,500	6,499,158
	2.360%, 08/01/19	9,000	8,999,416
	2.370%, 08/01/19	5,000	4,999,675
Ω	2.375%, 08/06/19	22,250	22,241,449
Ω	2.551%, 08/13/19	10,000	9,991,828
Ω	2.536%, 09/16/19	50,000	49,856,128
European Investment Bank
	2.290%, 08/08/19	5,500	5,497,118
	2.260%, 08/16/19	10,000	9,989,938
	Export Develmt Corp. 2.240%, 08/27/19	10,000	9,983,215
Exxon Mobil Corp.
	2.280%, 08/06/19	76,000	75,970,727
	2.270%, 08/12/19	8,375	8,368,736
	2.270%, 09/27/19	50,000	49,825,758
Ω	Kreditanstalt Fur Wiederaufbau 2.220%, 10/16/19	50,000	49,765,898
Ω	Massachusetts Mutual Life Insurance Co. 2.316%, 08/21/19	19,500	19,474,020
Nederlandse Waterschapsbank NV
Ω	2.250%, 10/15/19	50,000	49,760,072
Ω	2.220%, 10/28/19	20,000	19,888,651
	Nestle Fin France S. 2.300%, 08/05/19	12,800	12,795,959
Ω	Novartis Financial Corp. 2.350%, 08/09/19	26,000	25,985,050
Ω	NRW. Bank 2.380%, 08/01/19	75,000	74,995,044
Oesterreichische
	2.530%, 08/13/19	35,000	34,970,804
	2.220%, 10/21/19	20,000	19,902,056
Ω	Oversea-Chinese Banking Corp., Ltd. 2.480%, 08/09/19	15,000	14,990,873
		FaceAmount	Value†
		(000)
Ω	Pfizer, Inc. 2.469%, 08/26/19	25,000	$24,959,899
	PSP Capital, Inc. 2.320%, 08/01/19	4,000	3,999,735
	Queensland Treasury 2.340%, 08/02/19	78,000	77,989,882
Roche Holding, Inc.
Ω	2.250%, 08/05/19	11,000	10,996,456
Ω	2.250%, 08/07/19	19,500	19,491,241
Ω	Sanofi-Aventis 2.352%, 09/11/19	40,000	39,896,120
Shell International Finance BV
Ω	2.290%, 08/05/19	22,000	21,992,911
Ω	2.327%, 08/13/19	48,000	47,960,480
Ω	2.316%, 08/15/19	20,000	19,981,083
Ω	Total Capital Canada Ltd. 2.450%, 08/28/19	50,000	49,911,916
Ω	Total Fina Elf Cap. 2.480%, 08/06/19	34,500	34,486,970
TOTAL COMMERCIAL PAPER			1,218,073,115

		Shares
TEMPORARY CASH INVESTMENTS — (4.8%)
	State Street Institutional U.S. Government Money Market Fund 2.260%	371,176,675	371,176,675
SECURITIES LENDING COLLATERAL — (1.8%)
@§	DFA Short Term Investment Fund	11,806,305	136,610,756
TOTAL INVESTMENTS — (100.0%)
(Cost $7,692,407,381)^^			$7,698,668,794

Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$379,877,395	—	$379,877,395
Bonds	—	4,630,354,083	—	4,630,354,083
U.S. Treasury Obligations	—	530,065,482	—	530,065,482
Certificates of Deposit	—	432,511,288	—	432,511,288
Commercial Paper	—	1,218,073,115	—	1,218,073,115

DFA One-Year Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Temporary Cash Investments	$371,176,675	—	—	$371,176,675
Securities Lending Collateral	—	$136,610,756	—	136,610,756
TOTAL	$371,176,675	$7,327,492,119	—	$7,698,668,794

DFA Two-Year Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (85.1%)
AUSTRALIA — (3.2%)
ANZ New Zealand International Ltd.
	2.600%, 09/23/19		4,823	$4,824,688
Australia & New Zealand Banking Group, Ltd.
#	2.050%, 09/23/19		1,168	1,167,555
Ω	2.250%, 12/19/19		12,000	11,992,450
	2.250%, 11/09/20		12,565	12,563,819
Commonwealth Bank of Australia
	2.300%, 09/06/19		11,019	11,018,229
	5.000%, 10/15/19		12,500	12,564,960
Ω	2.250%, 03/10/20		9,000	8,992,220
Ω	2.050%, 09/18/20		39,250	39,151,542
#	2.400%, 11/02/20		24,050	24,072,607
National Australia Bank, Ltd.
Ω	2.400%, 12/09/19		2,492	2,493,493
#	2.250%, 01/10/20		4,300	4,299,150
	2.125%, 05/22/20		4,706	4,698,914
#	2.625%, 07/23/20		6,100	6,121,582
	2.500%, 01/12/21		10,000	10,031,600
Westpac Banking Corp.
#	1.600%, 08/19/19		4,975	4,973,092
	2.150%, 03/06/20		2,000	1,997,320
#	2.300%, 05/26/20		6,500	6,498,522
TOTAL AUSTRALIA				167,461,743
AUSTRIA — (2.5%)
Oesterreichische Kontrollbank AG
	1.750%, 01/24/20		78,158	78,004,064
	1.375%, 02/10/20		55,318	55,088,291
TOTAL AUSTRIA				133,092,355
BELGIUM — (0.1%)
Dexia Credit Local SA
	0.040%, 12/11/19	EUR	6,000	6,652,298
CANADA — (20.7%)
Bank of Montreal
	1.880%, 03/31/21	CAD	68,000	51,387,968
(r)	3.311%, 08/27/21		10,200	10,312,067
	0.250%, 11/17/21	EUR	7,000	7,829,267
Bank of Montreal Floating Rate Note
(r)	0.182%, 03/14/22	EUR	1,500	1,672,921
Bank of Nova Scotia (The)
	2.130%, 06/15/20	CAD	58,000	44,016,805
	2.350%, 10/21/20		15,665	15,692,684
	3.270%, 01/11/21	CAD	131,280	101,230,229
	4.375%, 01/13/21		575	592,024
			Face Amount^	Value†
			(000)
CANADA — (Continued)
	Canada Housing Trust No 1
Ω	3.750%, 03/15/20	CAD	50,000	$38,347,856
	Canadian Imperial Bank of Commerce
	1.850%, 07/14/20	CAD	40,000	30,275,799
(r)	2.599%, 10/05/20		7,000	7,018,994
(r)	2.581%, 02/02/21		5,000	5,005,425
	1.900%, 04/26/21	CAD	65,940	49,825,719
	CPPIB Capital, Inc.
	1.400%, 06/04/20	CAD	37,500	28,321,052
	Manitoba, Province of Canada
	0.750%, 12/15/21	GBP	10,760	13,047,668
	Province of Alberta Canada
	1.250%, 06/01/20	CAD	88,500	66,754,535
	1.350%, 09/01/21	CAD	15,000	11,265,684
	Province of British Columbia Canada
	3.700%, 12/18/20	CAD	75,500	58,700,992
	Province of Manitoba Canada
	1.550%, 09/05/21	CAD	15,000	11,313,760
	Province of Ontario Canada
	4.200%, 06/02/20	CAD	137,500	106,255,683
	4.000%, 06/02/21	CAD	35,000	27,586,036
	Province of Quebec Canada
	4.500%, 12/01/20	CAD	109,000	85,542,453
	4.250%, 12/01/21	CAD	15,000	12,007,956
	Royal Bank of Canada
	2.125%, 03/02/20		20,000	19,979,498
#	2.150%, 03/06/20		7,000	6,994,294
	1.920%, 07/17/20	CAD	78,000	59,087,453
	2.350%, 10/30/20		462	462,929
	2.500%, 01/19/21		1,731	1,738,676
	2.860%, 03/04/21	CAD	17,000	13,046,901
	2.030%, 03/15/21	CAD	65,000	49,233,634
(r)	2.656%, 04/30/21		505	506,477
	Toronto-Dominion Bank (The)
(r)	3.125%, 11/05/19		3,000	3,004,271
	1.693%, 04/02/20	CAD	87,000	65,812,949
(r)	2.731%, 06/11/20		6,000	6,012,128
	2.563%, 06/24/20	CAD	103,000	78,483,066
	0.625%, 03/08/21	EUR	8,605	9,663,481
	Toyota Credit Canada, Inc.
	2.480%, 11/19/19	CAD	7,500	5,691,374
	TOTAL CANADA			1,103,720,708
DENMARK — (2.8%)
	Denmark Government Bond
	3.000%, 11/15/21	DKK	740,000	119,340,286
	Kommunekredit
	1.625%, 06/12/20		28,114	27,981,375
	TOTAL DENMARK			147,321,661

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
FINLAND — (0.8%)
	Municipality Finance P.L.C.
	1.500%, 03/23/20		10,529	$10,481,472
(r)	2.277%, 10/26/20		8,000	7,998,269
(r)	2.575%, 02/17/21		5,600	5,600,840
	Nordea Bank Abp
Ω	1.625%, 09/30/19		16,000	15,980,347
	TOTAL FINLAND			40,060,928
FRANCE — (10.9%)
	Agence Francaise de Developpement
	1.375%, 08/02/19		10,400	10,400,000
	1.625%, 01/21/20		119,240	118,878,226
	2.125%, 02/15/21	EUR	4,600	5,290,610
	Agence Francaise de Developpement EPIC Floating Rate Note
(r)	2.539%, 06/19/20		20,000	20,007,200
(r)	2.592%, 06/07/21		7,400	7,381,380
	Caisse d'Amortissement de la Dette Sociale
	1.750%, 09/24/19		35,445	35,415,864
	1.875%, 01/13/20		44,200	44,127,070
	Caisse des Depots et Consignations Floating Rate Note
(r)	2.410%, 10/02/20		33,000	33,002,542
	Dexia Credit Local SA
	1.375%, 09/18/19	EUR	5,200	5,769,619
	1.875%, 01/29/20		43,074	42,970,047
	0.250%, 03/19/20	EUR	3,150	3,502,311
	2.000%, 01/22/21	EUR	10,250	11,769,035
	0.200%, 03/16/21	EUR	23,900	26,740,298
	0.875%, 09/07/21	GBP	6,000	7,305,605
	0.625%, 01/21/22	EUR	7,400	8,403,955
	1.125%, 06/15/22	GBP	400	490,531
	IXIS Corporate & Investment Bank SA
	5.875%, 02/24/20	GBP	4,000	5,000,651
	Sanofi
	0.000%, 01/13/20	EUR	4,400	4,877,280
	4.000%, 03/29/21		13,381	13,737,052
	0.875%, 09/22/21	EUR	15,100	17,107,039
	Sanofi Floating Rate Note
(r)	0.000%, 03/21/20	EUR	1,000	1,109,214
	SNCF Mobilites
	3.625%, 06/03/20	EUR	8,250	9,440,838
	SNCF Reseau
	6.000%, 10/12/20	EUR	1,000	1,192,084
	SNCF Reseau EPIC
	5.500%, 12/01/21	GBP	32,992	44,422,673
	Total Capital Canada, Ltd.
	1.875%, 07/09/20	EUR	40,000	45,177,397
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
	Total Capital International SA Floating Rate Note
(r)	0.000%, 03/19/20	EUR	500	$554,485
	2.750%, 06/19/21		12,701	12,845,213
	2.125%, 11/19/21	EUR	14,000	16,364,500
	Total Capital SA
	4.450%, 06/24/20		23,250	23,695,120
	4.125%, 01/28/21		3,500	3,601,673
	TOTAL FRANCE			580,579,512
GERMANY — (7.1%)
	Deutsche Bahn Finance GMBH
	3.500%, 06/10/20	EUR	500	571,460
	4.375%, 09/23/21	EUR	5,015	6,107,212
	Erste Abwicklungsanstalt
	1.375%, 10/30/19		30,200	30,122,809
	2.500%, 03/13/20		21,200	21,231,715
	FMS Wertmanagement
	1.125%, 12/13/19	GBP	3,000	3,652,611
	1.750%, 01/24/20		29,450	29,386,913
	FMS Wertmanagement Floating Rate Note
(r)	0.990%, 01/14/22	GBP	20,000	24,347,727
	Kreditanstalt fuer Wiederaufbau
	1.125%, 12/23/19	GBP	2,000	2,435,994
	4.000%, 01/27/20		250	252,179
	1.625%, 06/05/20	GBP	16,000	19,614,929
	3.500%, 01/22/21	SEK	2,000	218,055
	1.375%, 02/01/21	GBP	21,000	25,827,951
	5.550%, 06/07/21	GBP	5,000	6,627,901
	1.000%, 10/12/21	NOK	80,000	8,926,926
	Landeskreditbank Baden-Wuerttemberg Foerderbank
(r)	2.431%, 09/27/21		76,000	76,087,400
	NRW Bank
	2.000%, 09/23/19		12,000	11,992,560
	1.875%, 01/27/20		23,000	22,947,560
(r)Ω	2.600%, 02/08/21		10,000	9,996,000
	0.000%, 02/01/22	EUR	2,000	2,244,988
	NRW Bank Floating Rate Note
(r)	2.539%, 03/05/21		24,000	24,007,920
	State of North Rhine-Westphalia Germany
	1.625%, 01/22/20		48,650	48,507,942
	State of North Rhine-Westphalia Germany Floating Rate Note
(r)	0.838%, 10/29/21	GBP	2,000	2,430,796
	TOTAL GERMANY			377,539,548
JAPAN — (0.4%)
	Toyota Credit Canada, Inc.
	1.800%, 02/19/20	CAD	5,000	3,783,793

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
	2.200%, 02/25/21	CAD	5,000	$3,795,954
Toyota Motor Credit Corp. Floating Rate Note
#(r)	2.843%, 01/08/21		2,549	2,559,979
	1.900%, 04/08/21		3,198	3,183,288
	1.000%, 09/10/21	EUR	4,534	5,145,622
Toyota Motor Finance Netherlands BV
	0.250%, 01/10/22	EUR	3,244	3,631,495
TOTAL JAPAN				22,100,131
LUXEMBOURG — (1.1%)
Nestle Finance International, Ltd.
	1.250%, 05/04/20	EUR	788	882,620
Novartis Finance SA
	0.000%, 03/31/21	EUR	50,532	56,280,063
	0.750%, 11/09/21	EUR	2,500	2,838,680
TOTAL LUXEMBOURG				60,001,363
NETHERLANDS — (5.9%)
BNG Bank NV
Ω	1.750%, 10/30/19		7,500	7,489,440
	1.750%, 10/30/19		2,320	2,316,733
	3.875%, 11/04/19	EUR	8,333	9,329,427
	1.625%, 11/25/19		2,800	2,794,148
Ω	2.500%, 02/28/20		17,000	17,023,664
	1.750%, 03/24/20		48,034	47,892,396
	5.375%, 06/07/21	GBP	2,000	2,638,734
Cooperatieve Rabobank UA
#	1.375%, 08/09/19		1,320	1,319,736
	2.250%, 01/14/20		17,345	17,339,850
	4.750%, 01/15/20		5,000	5,054,692
Ω	4.750%, 01/15/20		4,750	4,801,957
	4.500%, 01/11/21		2,962	3,051,706
	4.125%, 01/12/21	EUR	500	588,874
	4.625%, 01/13/21	GBP	850	1,089,020
	2.500%, 01/19/21		21,650	21,688,722
Nederlandse Waterschapsbank NV
Ω	1.750%, 09/05/19		22,900	22,886,370
	1.625%, 03/04/20		39,199	39,067,291
Shell International Finance BV
	1.375%, 09/12/19		32,485	32,448,617
#	4.300%, 09/22/19		4,000	4,010,400
	4.375%, 03/25/20		18,701	18,950,204
	2.250%, 11/10/20		28,801	28,828,883
	1.625%, 03/24/21	EUR	19,178	21,914,770
TOTAL NETHERLANDS				312,525,634
NEW ZEALAND — (0.0%)
ANZ New Zealand International Ltd.
Ω	2.600%, 09/23/19		750	750,263
			Face Amount^	Value†
			(000)
NORWAY — (5.5%)
Norway Government Bond
Ω	3.750%, 05/25/21	NOK	1,165,000	$137,310,366
Equinor ASA
	2.250%, 11/08/19		46,499	46,450,113
	2.000%, 09/10/20	EUR	16,723	18,978,436
#	2.900%, 11/08/20		673	678,512
	5.625%, 03/11/21	EUR	9,326	11,309,343
Kommunalbanken A.S.
	1.500%, 09/09/19		6,500	6,494,782
	1.500%, 10/22/19		25,878	25,835,501
	2.500%, 04/17/20		12,734	12,756,324
(r)Ω	2.476%, 03/12/21		2,600	2,599,734
	1.500%, 04/19/22	NOK	100,000	11,226,289
Kommunalbanken A.S. Floating Rate Note
(r)	2.740%, 06/16/20		20,000	20,054,160
TOTAL NORWAY				293,693,560
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (6.9%)
African Development Bank
	1.875%, 03/16/20		35,400	35,325,361
Asian Development Bank
	1.625%, 05/05/20		6,876	6,847,560
	1.375%, 06/11/20	CAD	835	630,274
Council Of Europe Development Bank
	1.625%, 03/10/20		90,649	90,307,592
EUROFIMA
	4.000%, 10/27/21	EUR	6,950	8,473,566
European Investment Bank Floating Rate Note
(r)	1.054%, 02/17/20	GBP	15,000	18,267,654
	1.250%, 11/05/20	CAD	85,000	64,006,971
(r)Ω	2.453%, 03/24/21		9,000	9,017,542
	1.000%, 05/25/21	NOK	47,220	5,288,365
Ω	2.250%, 07/30/21	CAD	15,000	11,473,784
	2.250%, 07/30/21	CAD	10,000	7,654,796
	4.250%, 12/07/21	GBP	4,674	6,157,531
(r)	0.990%, 01/10/22	GBP	8,500	10,355,516
	1.500%, 05/12/22	NOK	225,000	25,389,729
Inter-American Investment Corp.
(r)	2.430%, 10/12/21		47,500	47,514,725
International Bank for Reconstruction & Development
	1.875%, 10/07/19		7,701	7,693,955
	1.125%, 03/11/20	CAD	12,255	9,243,249
Nordic Investment Bank
	1.375%, 07/15/20	NOK	47,640	5,369,451
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				369,017,621

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
SWEDEN — (3.6%)
Kommuninvest I Sverige AB
1.750%, 03/19/20		57,760	$57,598,156
2.500%, 12/01/20	SEK	308,000	33,028,582
1.000%, 09/15/21	SEK	430,000	45,667,208
Svensk Exportkredit AB
1.750%, 05/18/20		2,000	1,992,248
1.750%, 08/28/20		27,671	27,554,731
Svenska Handelsbanken AB
1.500%, 09/06/19		15,711	15,696,499
1.950%, 09/08/20		2,500	2,490,394
# 2.400%, 10/01/20		4,000	4,003,342
3.000%, 11/20/20	GBP	1,000	1,248,830
TOTAL SWEDEN			189,279,990
SWITZERLAND — (0.0%)
Nestle Finance International, Ltd.
0.750%, 11/08/21	EUR	1,356	1,537,272
UNITED KINGDOM — (0.6%)
United Kingdom Treasury Bill
0.000%, 09/30/19	GBP	18,700	22,713,161
0.000%, 10/14/19	GBP	7,200	8,742,629
TOTAL UNITED KINGDOM			31,455,790
UNITED STATES — (13.0%)
3M Co.
1.875%, 11/15/21	EUR	300	348,492
Apple, Inc.
1.500%, 09/12/19		61,600	61,547,273
1.550%, 02/07/20		9,900	9,864,876
1.900%, 02/07/20		22,408	22,354,050
(r) 2.812%, 02/07/20		15,000	15,015,531
Berkshire Hathaway, Inc.
0.250%, 01/17/21	EUR	1,074	1,196,367
Chevron Corp.
2.193%, 11/15/19		31,566	31,563,048
1.961%, 03/03/20		4,150	4,146,113
1.991%, 03/03/20		29,589	29,556,590
Cisco Systems, Inc.
1.400%, 09/20/19		22,075	22,048,510
4.450%, 01/15/20		30,642	30,946,732
Johnson & Johnson
0.250%, 01/20/22	EUR	30,363	34,131,899
Merck & Co., Inc.
1.850%, 02/10/20		18,426	18,378,945
1.125%, 10/15/21	EUR	35,636	40,580,289
Microsoft Corp.
1.850%, 02/06/20		12,000	11,977,551
2.125%, 12/06/21	EUR	10,406	12,119,287
Nestle Holdings, Inc.
2.125%, 01/14/20		9,572	9,560,514
1.750%, 12/09/20	GBP	2,400	2,955,932
Novartis Capital Corp.
1.800%, 02/14/20		7,805	7,786,110
4.400%, 04/24/20		470	477,336
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Oracle Corp.
	2.250%, 01/10/21	EUR	25,525	$29,290,080
	2.250%, 01/10/21	EUR	22,330	25,623,800
	1.900%, 09/15/21		7,410	7,356,579
Procter & Gamble Co. (The)
	4.125%, 12/07/20	EUR	9,791	11,478,793
	2.000%, 11/05/21	EUR	15,474	18,015,435
Shell International Finance BV
	2.125%, 05/11/20		29,315	29,290,094
	1.875%, 05/10/21		9,450	9,404,459
Toyota Motor Credit Corp.
	2.200%, 01/10/20		36,592	36,566,309
	2.150%, 03/12/20		67,658	67,593,525
	4.500%, 06/17/20		4,500	4,586,419
	4.250%, 01/11/21		5,000	5,150,052
	1.000%, 03/09/21	EUR	5,899	6,658,023
#	2.950%, 04/13/21		9,760	9,884,222
#	2.750%, 05/17/21		820	828,690
Walmart, Inc.
#	1.750%, 10/09/19		2,450	2,447,157
	2.850%, 06/23/20		36,244	36,468,382
(r)	2.573%, 06/23/21		23,710	23,786,622
TOTAL UNITED STATES				690,984,086
TOTAL BONDS				4,527,774,463
U.S. TREASURY OBLIGATIONS — (9.3%)
U.S. Treasury Notes
(r)	2.196%, 01/31/21		97,000	96,912,886
(r)	2.220%, 04/30/21		398,500	398,433,825
TOTAL U.S. TREASURY OBLIGATIONS				495,346,711
TOTAL INVESTMENT SECURITIES				5,023,121,174
COMMERCIAL PAPER — (5.5%)
Caisse Des Depots Et Consignations
	2.520%, 08/02/19		25,000,000	24,996,692
Ω	2.270%, 08/12/19		83,000,000	82,936,422
	Erste Abwicklungsanstalt 2.360%, 08/01/19		10,000,000	9,999,351
	European Investment Bank 2.290%, 08/08/19		5,000,000	4,997,380
Ω	KFW 2.500%, 08/13/19		10,000,000	9,991,972
	Landesbank Hessen-Thuringen 2.347%, 08/01/19		20,000,000	19,998,626
Ω	Nederlandse Waterschapsbank NV 2.403%, 08/12/19		30,000,000	29,976,330

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

Ω	NRW Bank 2.526%, 08/20/19	39,000,000	$38,951,813
	NRW. Bank 2.380%, 08/01/19	50,000,000	49,996,696
Ω	Sanofi-Aventis 2.352%, 09/11/19	13,000,000	12,966,239
	Shell International Finance BV 2.310%, 08/05/19	11,000,000	10,996,456
TOTAL COMMERCIAL PAPER			295,807,977

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.1%)
@§	DFA Short Term Investment Fund	368,726	$4,266,530
TOTAL INVESTMENTS — (100.0%)
(Cost $5,371,361,199)^^			$5,323,195,681

As of July 31, 2019, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	133,075,979	CAD	174,598,679	JP Morgan	08/01/19	$784,209
USD	135,424,788	CAD	177,083,268	Barclays Capital	08/02/19	1,247,854
USD	8,756,447	GBP	6,982,574	State Street Bank and Trust	08/05/19	263,745
USD	9,927,719	GBP	7,927,245	Citibank, N.A.	08/05/19	286,040
USD	130,916,957	GBP	103,534,061	Citibank, N.A.	08/05/19	4,991,471
USD	127,980,520	CAD	167,447,396	HSBC Bank	08/06/19	1,094,848
USD	144,150,634	GBP	114,372,642	State Street Bank and Trust	08/06/19	5,035,960
USD	123,707,764	CAD	161,525,178	HSBC Bank	08/07/19	1,307,353
USD	123,891,707	DKK	822,068,230	JP Morgan	08/08/19	1,966,645
USD	126,406,765	CAD	165,032,084	JP Morgan	08/08/19	1,346,457
USD	81,658,439	SEK	771,417,633	Barclays Capital	08/12/19	1,751,797
USD	148,949,440	EUR	132,489,784	State Street Bank and Trust	08/12/19	2,166,130
USD	2,393,232	EUR	2,130,565	Bank of America Corp.	08/14/19	32,438
USD	5,706,588	EUR	5,051,075	Bank of America Corp.	08/14/19	109,696
USD	104,483,294	EUR	92,633,382	State Street Bank and Trust	08/14/19	1,839,972
USD	2,437,294	EUR	2,166,037	Bank of America Corp.	08/15/19	37,005
USD	5,249,233	EUR	4,646,869	Bank of America Corp.	08/15/19	99,816
USD	5,658,230	EUR	5,097,325	Bank of America Corp.	08/15/19	9,641
USD	104,752,939	EUR	92,702,421	State Street Bank and Trust	08/15/19	2,024,968
USD	146,187,160	EUR	129,995,274	Barclays Capital	08/19/19	2,087,477
USD	120,168,825	CAD	156,906,249	Citibank, N.A.	08/20/19	1,238,355
USD	83,161,543	CAD	108,919,151	Citibank, N.A.	08/21/19	602,315
USD	48,398,114	GBP	38,739,482	State Street Bank and Trust	08/22/19	1,241,347
USD	91,365,508	NOK	790,138,918	Goldman Sachs International	08/27/19	2,086,704
USD	107,937,110	NOK	938,061,269	JP Morgan	08/28/19	1,941,323
USD	132,539,887	CAD	174,565,621	State Street Bank and Trust	08/28/19	203,438
USD	127,703,379	CAD	168,086,788	JP Morgan	08/29/19	275,978
USD	132,809,247	CAD	174,830,890	UBS AG	08/30/19	266,522
USD	134,645,453	CAD	176,932,648	Barclays Capital	09/03/19	498,860
Total Appreciation						$36,838,364
CAD	174,598,679	USD	132,558,535	UBS AG	08/01/19	$(266,764)
CAD	177,083,268	USD	134,677,857	Barclays Capital	08/02/19	(500,923)

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	81,010,348	USD	100,826,484	State Street Bank and Trust	08/05/19	$(2,295,939)
Total (Depreciation)						$(3,063,626)
Total Appreciation (Depreciation)						$33,774,738
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$167,461,743	—	$167,461,743
Austria	—	133,092,355	—	133,092,355
Belgium	—	6,652,298	—	6,652,298
Canada	—	1,103,720,708	—	1,103,720,708
Denmark	—	147,321,661	—	147,321,661
Finland	—	40,060,928	—	40,060,928
France	—	580,579,512	—	580,579,512
Germany	—	377,539,548	—	377,539,548
Japan	—	22,100,131	—	22,100,131
Luxembourg	—	60,001,363	—	60,001,363
Netherlands	—	312,525,634	—	312,525,634
New Zealand	—	750,263	—	750,263
Norway	—	293,693,560	—	293,693,560
Supranational Organization Obligations	—	369,017,621	—	369,017,621
Sweden	—	189,279,990	—	189,279,990
Switzerland	—	1,537,272	—	1,537,272
United Kingdom	—	31,455,790	—	31,455,790
United States	—	690,984,086	—	690,984,086
U.S. Treasury Obligations	—	495,346,711	—	495,346,711
Commercial Paper	—	295,807,977	—	295,807,977
Securities Lending Collateral	—	4,266,530	—	4,266,530
Forward Currency Contracts**	—	33,774,738	—	33,774,738
TOTAL	—	$5,356,970,419	—	$5,356,970,419
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Selectively Hedged Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (83.6%)
AUSTRALIA — (1.6%)
Commonwealth Bank of Australia
	0.500%, 07/11/22	EUR	5,725	$6,476,130
National Australia Bank, Ltd.
	0.875%, 01/20/22	EUR	1,112	1,265,479
	0.350%, 09/07/22	EUR	1,500	1,688,507
Westpac Banking Corp.
	0.250%, 01/17/22	EUR	8,500	9,524,130
TOTAL AUSTRALIA				18,954,246
BELGIUM — (0.2%)
Anheuser-Busch InBev SA
	0.800%, 04/20/23	EUR	500	574,209
Kingdom of Belgium Government Bond
Ω	0.200%, 10/22/23	EUR	2,000	2,292,097
TOTAL BELGIUM				2,866,306
CANADA — (9.7%)
Bank of Montreal
(r)	3.311%, 08/27/21		2,000	2,021,974
Bank of Nova Scotia (The)
	2.400%, 10/28/19	CAD	2,880	2,184,549
(r)	2.718%, 04/20/21		5,000	5,016,575
Canada Housing Trust No 1
Ω	2.000%, 12/15/19	CAD	10,000	7,582,967
Ω	1.450%, 06/15/20	CAD	17,000	12,847,636
Canadian Imperial Bank of Commerce
	0.750%, 03/22/23	EUR	5,000	5,735,801
	0.375%, 05/03/24	EUR	240	267,697
Canadian Natural Resources, Ltd.
	2.950%, 01/15/23		5,660	5,717,765
CPPIB Capital, Inc.
#Ω	1.250%, 09/20/19		3,000	2,995,476
Enbridge, Inc.
	4.000%, 10/01/23		3,000	3,151,009
Province of British Columbia Canada
	4.100%, 12/18/19	CAD	10,000	7,642,294
	3.250%, 12/18/21	CAD	5,000	3,918,359
Rogers Communications, Inc.
	4.100%, 10/01/23		1,000	1,059,694
Royal Bank of Canada
	1.920%, 07/17/20	CAD	10,000	7,575,314
(r)	2.656%, 04/30/21		3,394	3,403,928
	1.968%, 03/02/22	CAD	8,000	6,045,946
Toronto-Dominion Bank (The)
#	2.250%, 11/05/19		9,067	9,067,306
	1.693%, 04/02/20	CAD	7,000	5,295,295
			Face Amount^	Value†
			(000)
CANADA — (Continued)
	2.563%, 06/24/20	CAD	14,000	$10,667,601
(r)	2.881%, 06/11/21		2,000	2,008,878
	1.994%, 03/23/22	CAD	10,000	7,560,085
Total Capital Canada, Ltd.
	1.125%, 03/18/22	EUR	1,500	1,721,757
VW Credit Canada, Inc.
	2.150%, 06/24/20	CAD	3,000	2,269,435
TOTAL CANADA				115,757,341
DENMARK — (1.1%)
AP Moller - Maersk A.S.
	1.500%, 11/24/22	EUR	1,860	2,159,740
Danske Bank A.S.
Ω	2.800%, 03/10/21		5,000	5,006,720
Denmark Government Bond
	1.500%, 11/15/23	DKK	25,000	4,066,797
Kommunekredit
	0.250%, 03/29/23	EUR	2,000	2,272,659
TOTAL DENMARK				13,505,916
FINLAND — (1.0%)
Finland Government Bond
Ω	0.000%, 09/15/23	EUR	4,000	4,551,765
Nordea Bank Abp
	0.300%, 06/30/22	EUR	5,000	5,624,514
OP Corporate Bank P.L.C.
	0.750%, 03/03/22	EUR	725	822,977
	0.375%, 10/11/22	EUR	500	564,371
TOTAL FINLAND				11,563,627
FRANCE — (5.7%)
BPCE SA
	1.125%, 12/14/22	EUR	2,200	2,546,158
	0.375%, 10/05/23	EUR	500	564,339
Caisse d'Amortissement de la Dette Sociale
	0.500%, 05/25/23	EUR	4,000	4,604,042
	0.125%, 10/25/23	EUR	6,500	7,388,342
Dexia Credit Local SA
	0.625%, 01/21/22	EUR	1,250	1,419,587
	0.250%, 06/02/22	EUR	2,000	2,256,281
	1.125%, 06/15/22	GBP	2,000	2,452,653
	0.750%, 01/25/23	EUR	6,000	6,909,565
	0.250%, 06/01/23	EUR	12,900	14,619,463
	0.625%, 02/03/24	EUR	7,000	8,078,849
Electricite de France SA
Ω	2.350%, 10/13/20		5,300	5,293,332
Pernod Ricard SA
	2.000%, 06/22/20	EUR	300	338,785
Ω	4.450%, 01/15/22		2,450	2,567,553

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
Societe Generale SA
Ω	2.500%, 04/08/21		4,200	$4,199,664
Ω	3.250%, 01/12/22		1,000	1,011,786
Unedic Asseo
	0.875%, 10/25/22	EUR	3,400	3,931,291
TOTAL FRANCE				68,181,690
GERMANY — (6.4%)
BMW Finance NV
	0.625%, 10/06/23	EUR	2,000	2,278,052
BMW US Capital LLC
Ω	2.000%, 04/11/21		2,365	2,345,325
Ω	3.450%, 04/12/23		5,000	5,158,073
Daimler Finance North America LLC
Ω	2.850%, 01/06/22		7,200	7,246,361
Deutsche Bank AG
	2.950%, 08/20/20		1,000	997,681
Kreditanstalt fuer Wiederaufbau
	0.125%, 06/07/23	EUR	15,000	17,060,781
Landwirtschaftliche Rentenbank
	0.375%, 01/22/24	EUR	10,000	11,522,325
NRW Bank
	0.000%, 08/10/22	EUR	1,000	1,125,239
	0.000%, 11/11/22	EUR	5,000	5,633,186
	0.125%, 03/10/23	EUR	7,000	7,928,067
State of North Rhine-Westphalia Germany
	0.200%, 04/17/23	EUR	7,000	7,955,359
Volkswagen Financial Services AG
	1.375%, 10/16/23	EUR	1,000	1,155,122
Volkswagen Group of America Finance LLC
Ω	2.400%, 05/22/20		3,625	3,621,615
Ω	4.000%, 11/12/21		2,000	2,062,468
Volkswagen International Finance NV
	0.875%, 01/16/23	EUR	300	341,983
TOTAL GERMANY				76,431,637
IRELAND — (0.7%)
Abbott Ireland Financing DAC
	0.875%, 09/27/23	EUR	3,000	3,456,255
Johnson Controls International P.L.C.
	1.000%, 09/15/23	EUR	4,501	5,167,623
TOTAL IRELAND				8,623,878
ITALY — (0.2%)
Eni SpA
	4.000%, 06/29/20	EUR	600	689,772
			Face Amount^	Value†
			(000)
ITALY — (Continued)
	1.750%, 01/18/24	EUR	1,170	$1,408,112
TOTAL ITALY				2,097,884
JAPAN — (2.2%)
Daiwa Securities Group, Inc.
Ω	3.129%, 04/19/22		700	706,701
Mitsubishi UFJ Financial Group, Inc.
	0.680%, 01/26/23	EUR	2,150	2,433,854
Mizuho Financial Group, Inc.
Ω	2.632%, 04/12/21		4,000	4,008,343
	2.953%, 02/28/22		400	403,800
MUFG Bank, Ltd.
Ω	2.350%, 09/08/19		3,000	2,999,701
Sumitomo Mitsui Financial Group, Inc.
	2.058%, 07/14/21		3,000	2,981,290
	2.784%, 07/12/22		400	403,340
	0.819%, 07/23/23	EUR	4,544	5,193,642
Takeda Pharmaceutical Co., Ltd.
	0.375%, 11/21/20	EUR	3,889	4,336,443
Toyota Credit Canada, Inc.
	2.020%, 02/28/22	CAD	4,000	3,021,670
TOTAL JAPAN				26,488,784
LUXEMBOURG — (2.6%)
European Financial Stability Facility
	0.500%, 01/20/23	EUR	3,552	4,078,181
	0.200%, 01/17/24	EUR	23,536	26,874,189
TOTAL LUXEMBOURG				30,952,370
NETHERLANDS — (4.0%)
ABN AMRO Bank NV
	0.500%, 07/17/23	EUR	911	1,035,404
BMW Finance NV
	0.125%, 01/12/21	EUR	645	717,071
BNG Bank NV
	1.750%, 03/24/20		4,000	3,988,208
	1.000%, 03/15/22	GBP	1,000	1,223,574
	0.050%, 07/11/23	EUR	12,000	13,580,770
Cooperatieve Rabobank UA
	0.125%, 10/11/21	EUR	900	1,006,224
	4.000%, 01/11/22	EUR	980	1,199,344
	4.750%, 06/06/22	EUR	1,367	1,730,835
	2.750%, 01/10/23		1,000	1,011,737
Enel Finance International NV
Ω	2.875%, 05/25/22		1,000	1,006,409
	5.000%, 09/14/22	EUR	2,000	2,570,110
Iberdrola International BV
	1.750%, 09/17/23	EUR	1,000	1,197,453
ING Bank NV Floating Rate Note
(r)	0.110%, 11/26/21	EUR	2,000	2,220,200

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
	ING Groep NV
	1.000%, 09/20/23	EUR	5,000	$5,760,388
	Koninklijke Philips NV
	0.500%, 09/06/23	EUR	2,000	2,270,821
	Mondelez International Holdings Netherlands BV
Ω	2.000%, 10/28/21		6,000	5,940,027
	Mylan N.V.
	3.150%, 06/15/21		1,000	1,009,100
	TOTAL NETHERLANDS			47,467,675
NEW ZEALAND — (0.2%)
	ASB Finance, Ltd.
	0.500%, 06/10/22	EUR	2,000	2,256,643
S.GEORGIA/S.SAN — (0.1%)
	Credit Suisse Group Funding Guernsey, Ltd.
	1.250%, 04/14/22	EUR	1,000	1,145,672
SPAIN — (0.6%)
	Banco Santander SA
	3.848%, 04/12/23		2,000	2,074,904
	Spain Government Bond
Ω	5.400%, 01/31/23	EUR	2,500	3,334,496
	Telefonica Emisiones SA
	3.987%, 01/23/23	EUR	1,700	2,151,573
	TOTAL SPAIN			7,560,973
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (4.3%)
	Asian Development Bank
	1.375%, 06/11/20	CAD	12,461	9,405,799
	European Financial Stability Facility
	0.125%, 10/17/23	EUR	4,000	4,551,295
	European Investment Bank
	4.250%, 12/07/21	GBP	220	289,828
	0.000%, 10/16/23	EUR	5,000	5,667,997
	European Stability Mechanism
	0.100%, 07/31/23	EUR	28,000	31,778,724
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			51,693,643
SWEDEN — (3.7%)
	Kommuninvest I Sverige AB
	0.250%, 06/01/22	SEK	269,000	28,207,947
	0.750%, 02/22/23	SEK	50,000	5,332,828
	Skandinaviska Enskilda Banken AB
	0.300%, 02/17/22	EUR	1,250	1,402,237
	1.250%, 08/05/22	GBP	2,000	2,445,854
	Svenska Handelsbanken AB
	0.250%, 02/28/22	EUR	4,600	5,160,122
			Face Amount^	Value†
			(000)
SWEDEN — (Continued)
	Swedbank AB
	0.250%, 11/07/22	EUR	800	$895,076
	TOTAL SWEDEN			43,444,064
SWITZERLAND — (0.5%)
	Credit Suisse AG/London
	1.000%, 06/07/23	EUR	2,000	2,310,478
	UBS AG Stamford CT
	2.375%, 08/14/19		667	667,014
	UBS Group Funding Switzerland AG
	1.750%, 11/16/22	EUR	2,000	2,342,426
	TOTAL SWITZERLAND			5,319,918
UNITED KINGDOM — (3.7%)
	Barclays P.L.C.
	2.750%, 11/08/19		8,000	7,992,424
	3.250%, 01/12/21		1,000	1,005,896
	BAT International Finance P.L.C.
	0.875%, 10/13/23	EUR	5,100	5,800,033
	BP Capital Markets P.L.C.
	1.109%, 02/16/23	EUR	5,000	5,788,671
	British Telecommunications P.L.C.
	0.500%, 06/23/22	EUR	400	449,933
	1.125%, 03/10/23	EUR	5,000	5,770,904
	HSBC Bank P.L.C. Floating Rate Note
(r)	0.132%, 03/09/20	EUR	4,600	5,104,627
	HSBC Holdings PLC
(r)	4.181%, 05/25/21		2,400	2,451,025
	Lloyds Banking Group P.L.C.
	3.000%, 01/11/22		1,000	1,005,256
	Nationwide Building Society
	0.625%, 04/19/23	EUR	3,000	3,405,089
	PPL WEM, Ltd. / Western Power Distribution, Ltd.
Ω	5.375%, 05/01/21		500	517,153
	Sky, Ltd.
	1.875%, 11/24/23	EUR	2,748	3,301,985
	Vodafone Group P.L.C.
	1.750%, 08/25/23	EUR	1,300	1,546,308
	TOTAL UNITED KINGDOM			44,139,304
UNITED STATES — (35.1%)
	Abbott Ireland Financing DAC
	0.000%, 09/27/20	EUR	2,000	2,217,619
	AbbVie, Inc.
	2.500%, 05/14/20		1,422	1,421,989
	2.900%, 11/06/22		5,500	5,550,911
	Activision Blizzard, Inc.
	2.600%, 06/15/22		5,000	5,021,570
	Aetna, Inc.
	2.750%, 11/15/22		5,000	5,010,319

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Allergan Finance LLC
	3.250%, 10/01/22		3,200	$3,244,651
	Allergan Funding SCS
	3.450%, 03/15/22		6,000	6,115,440
	Altria Group, Inc.
	2.850%, 08/09/22		5,700	5,746,080
	Ameren Corp.
	2.700%, 11/15/20		1,000	1,001,518
	American Honda Finance Corp.
	1.375%, 11/10/22	EUR	2,000	2,324,931
	0.550%, 03/17/23	EUR	2,606	2,953,197
	American International Group, Inc.
	1.500%, 06/08/23	EUR	1,000	1,166,380
	AmerisourceBergen Corp.
	3.500%, 11/15/21		5,000	5,090,660
	Amgen, Inc.
	2.650%, 05/11/22		1,425	1,433,610
	Anthem, Inc.
	3.300%, 01/15/23		5,000	5,130,950
	Apache Corp.
	3.250%, 04/15/22		807	816,510
	AT&T, Inc.
	4.000%, 01/15/22		4,970	5,155,991
	2.500%, 03/15/23	EUR	5,000	6,018,529
	1.950%, 09/15/23	EUR	175	208,818
	Autodesk, Inc.
	3.600%, 12/15/22		2,239	2,297,387
	AutoZone, Inc.
	2.875%, 01/15/23		3,000	3,027,378
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
	2.773%, 12/15/22		800	806,746
	Bank of America Corp.
	0.750%, 07/26/23	EUR	2,000	2,280,022
	Bayer U.S. Finance LLC
Ω	2.375%, 10/08/19		5,000	4,995,422
	Biogen, Inc.
	2.900%, 09/15/20		5,000	5,022,660
	Booking Holdings, Inc.
	0.800%, 03/10/22	EUR	1,900	2,153,317
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
	3.000%, 01/15/22		5,000	5,019,656
	Campbell Soup Co.
	3.650%, 03/15/23		1,000	1,033,424
	Capital One NA
	2.950%, 07/23/21		4,495	4,532,897
	Cardinal Health, Inc.
	3.200%, 06/15/22		5,000	5,063,904
	Caterpillar Financial Services Corp.
(r)	2.698%, 05/15/20		5,000	5,004,408
(r)	2.640%, 03/15/21		2,000	2,001,710
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Celgene Corp.
	3.550%, 08/15/22		1,777	$1,835,461
	Church & Dwight Co., Inc.
	2.875%, 10/01/22		2,000	2,022,173
	Cigna Corp.
	4.500%, 03/15/21		1,000	1,026,087
	Citizens Bank N.A.
	3.700%, 03/29/23		1,671	1,738,828
	Citizens Bank NA
	2.550%, 05/13/21		2,836	2,839,897
	Coca-Cola Co. (The)
	0.750%, 03/09/23	EUR	2,000	2,285,967
	Conagra Brands, Inc.
	3.200%, 01/25/23		4,399	4,472,640
	Cox Communications, Inc.
Ω	3.250%, 12/15/22		5,000	5,105,531
	CVS Health Corp.
	2.250%, 08/12/19		600	599,958
	2.800%, 07/20/20		2,665	2,674,692
	Discovery Communications LLC
	3.250%, 04/01/23		497	505,991
	Dow Chemical Co. (The)
	3.000%, 11/15/22		3,134	3,171,952
	DTE Energy Co.
	2.400%, 12/01/19		1,151	1,150,653
	Duke Energy Corp.
	3.050%, 08/15/22		2,300	2,336,585
	E*TRADE Financial Corp.
	2.950%, 08/24/22		5,000	5,038,411
	eBay, Inc.
	2.200%, 08/01/19		5,500	5,500,000
	2.600%, 07/15/22		760	763,652
	Energy Transfer Partners L.P.
	3.600%, 02/01/23		4,594	4,706,759
	Enterprise Products Operating LLC
	3.350%, 03/15/23		2,000	2,058,524
	EQT Corp.
	4.875%, 11/15/21		1,000	1,033,591
	Equifax, Inc.
	3.300%, 12/15/22		1,000	1,019,254
	Exelon Generation Co. LLC
	3.400%, 03/15/22		815	831,484
	FedEx Corp.
	1.000%, 01/11/23	EUR	5,000	5,709,643
	Fluor Corp.
	1.750%, 03/21/23	EUR	5,287	6,114,328
	Fortune Brands Home & Security, Inc.
	3.000%, 06/15/20		3,000	3,010,981
	GATX Corp.
	4.750%, 06/15/22		5,000	5,287,691
	General Mills, Inc.
	1.000%, 04/27/23	EUR	1,809	2,082,929

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	General Motors Financial Co., Inc.
#	4.200%, 03/01/21		1,000	$1,021,420
	3.450%, 01/14/22		5,000	5,090,324
	Goldman Sachs Group, Inc. (The)
	2.625%, 04/25/21		500	501,012
	5.250%, 07/27/21		5,000	5,264,163
	5.750%, 01/24/22		1,400	1,507,981
	Harley-Davidson Financial Services, Inc.
Ω	2.150%, 02/26/20		5,000	4,984,071
Ω	2.550%, 06/09/22		1,924	1,911,244
	Honeywell International, Inc.
	1.300%, 02/22/23	EUR	5,000	5,835,154
	HP, Inc.
	4.300%, 06/01/21		518	534,217
	HSBC USA, Inc.
	2.350%, 03/05/20		825	824,385
	Humana, Inc.
	2.625%, 10/01/19		1,455	1,455,144
	IBM Credit LLC
(r)	2.538%, 01/20/21		4,000	4,002,856
	International Business Machines Corp.
	1.875%, 11/06/20	EUR	312	354,703
	1.250%, 05/26/23	EUR	2,923	3,403,957
	JPMorgan Chase & Co.
	2.625%, 04/23/21	EUR	4,000	4,643,734
	0.625%, 01/25/24	EUR	3,333	3,786,640
	Kellogg Co.
	0.800%, 11/17/22	EUR	790	901,584
	Keurig Dr Pepper, Inc.
	2.700%, 11/15/22		4,684	4,664,735
	KeyCorp
	2.900%, 09/15/20		1,102	1,109,420
	Kraft Heinz Foods Co.
	4.000%, 06/15/23		1,000	1,046,236
	Kroger Co. (The)
	2.950%, 11/01/21		1,000	1,009,715
	Marathon Petroleum Corp.
	3.400%, 12/15/20		3,500	3,540,572
	Mastercard, Inc.
	1.100%, 12/01/22	EUR	1,000	1,153,587
	Mead Johnson Nutrition Co.
	3.000%, 11/15/20		2,800	2,822,608
	Mondelez International, Inc.
	2.375%, 01/26/21	EUR	300	344,710
	Morgan Stanley
	2.375%, 03/31/21	EUR	1,000	1,153,718
	1.875%, 03/30/23	EUR	1,500	1,772,169
	1.750%, 03/11/24	EUR	3,314	3,939,694
	Mosaic Co. (The)
	3.750%, 11/15/21		6,000	6,139,695
	Motorola Solutions, Inc.
	3.500%, 03/01/23		2,000	2,038,184
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	National Grid North America, Inc.
	0.750%, 08/08/23	EUR	6,050	$6,895,648
	National Oilwell Varco, Inc.
	2.600%, 12/01/22		4,000	3,990,202
	National Rural Utilities Cooperative Finance Corp.
(r)	2.694%, 06/30/21		2,600	2,607,120
	NBCUniversal Enterprise, Inc.
(r)Ω	2.719%, 04/01/21		1,500	1,504,965
	NetApp, Inc.
	3.250%, 12/15/22		500	512,022
	Newell Brands, Inc.
	4.000%, 06/15/22		5,440	5,538,203
	Newmont Goldcorp Corp.
Ω	3.625%, 06/09/21		500	507,912
	NextEra Energy Capital Holdings, Inc.
	2.400%, 09/15/19		3,850	3,849,793
	Nissan Motor Acceptance Corp.
#Ω	2.550%, 03/08/21		3,500	3,494,970
	Nordstrom, Inc.
	4.750%, 05/01/20		5,225	5,305,220
	Omnicom Group, Inc. / Omnicom Capital, Inc.
#	4.450%, 08/15/20		600	611,669
	3.625%, 05/01/22		3,200	3,293,489
	ONEOK Partners L.P.
	3.375%, 10/01/22		1,730	1,762,361
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.375%, 02/01/22		361	367,541
	Pfizer, Inc.
	0.250%, 03/06/22	EUR	13,680	15,342,089
	Philip Morris International, Inc.
	2.375%, 08/17/22		6,985	6,984,122
	Praxair, Inc.
	1.200%, 02/12/24	EUR	3,372	3,959,857
	Procter & Gamble Co. (The)
	2.000%, 08/16/22	EUR	400	473,249
	Progress Energy, Inc.
	4.400%, 01/15/21		1,500	1,534,514
	QUALCOMM, Inc.
	2.600%, 01/30/23		5,000	5,020,859
	Regions Financial Corp.
	2.750%, 08/14/22		1,500	1,510,115
	Roper Technologies, Inc.
	2.800%, 12/15/21		1,000	1,005,756
	Ryder System, Inc.
#	3.400%, 03/01/23		2,325	2,386,925
	Santander Holdings USA, Inc.
	3.400%, 01/18/23		9,525	9,674,484
	Sempra Energy
	4.050%, 12/01/23		1,000	1,050,653
	Southern Co. (The)
	2.750%, 06/15/20		1,775	1,779,062

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Southwest Airlines Co.
2.750%, 11/06/19		5,000	$5,001,794
Stryker Corp.
2.625%, 03/15/21		2,400	2,407,499
SunTrust Banks, Inc.
2.900%, 03/03/21		1,070	1,077,085
TD Ameritrade Holding Corp.
# 2.950%, 04/01/22		1,363	1,385,239
Toyota Motor Credit Corp. Floating Rate Note
(r) 2.592%, 05/22/20		5,000	5,000,382
(r) 2.583%, 04/13/21		18,000	18,025,056
0.750%, 07/21/22	EUR	500	568,721
Tupperware Brands Corp.
4.750%, 06/01/21		2,385	2,444,152
Union Pacific Corp.
# 1.800%, 02/01/20		844	840,911
# 4.000%, 02/01/21		1,470	1,500,567
2.750%, 04/15/23		1,396	1,411,518
United Parcel Service, Inc.
0.375%, 11/15/23	EUR	5,546	6,261,599
Viacom, Inc.
4.500%, 03/01/21		6,000	6,168,122
Walgreen Co.
3.100%, 09/15/22		500	508,104
Walgreens Boots Alliance, Inc.
2.700%, 11/18/19		1,590	1,590,135
Walmart, Inc.
(r) 2.573%, 06/23/21		2,060	2,066,657
Wells Fargo & Co.
2.150%, 01/30/20		750	749,351
2.250%, 09/03/20	EUR	1,294	1,470,388
1.500%, 09/12/22	EUR	300	348,596
Wells Fargo Bank NA
(r) 2.788%, 10/22/21		4,000	4,010,461
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Whirlpool Corp.
3.700%, 03/01/23	1,000	$1,029,363
Williams Cos., Inc. (The)
3.700%, 01/15/23	670	692,082
Zimmer Biomet Holdings, Inc.
2.700%, 04/01/20	2,210	2,212,121
TOTAL UNITED STATES		418,282,601
TOTAL BONDS		996,734,172
U.S. TREASURY OBLIGATIONS — (15.3%)
U.S. Treasury Notes
(r) 2.196%, 01/31/21	58,000	57,947,911
(r) 2.220%, 04/30/21	124,500	124,479,325
TOTAL U.S. TREASURY OBLIGATIONS		182,427,236
TOTAL INVESTMENT SECURITIES		1,179,161,408
COMMERCIAL PAPER — (0.8%)
European Investment Bank 2.541%, 08/07/19	10,000,000	9,995,392

		Shares
SECURITIES LENDING COLLATERAL — (0.3%)
@§	DFA Short Term Investment Fund	321,364	3,718,500
TOTAL INVESTMENTS — (100.0%)
(Cost $1,201,894,126)^^			$1,192,875,300

As of July 31, 2019, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	12,417,937	EUR	11,015,274	UBS AG	08/01/19	$224,024
USD	16,310,310	EUR	14,425,536	Citibank, N.A.	08/01/19	341,235
USD	85,612,798	EUR	75,099,684	Citibank, N.A.	08/01/19	2,477,415
USD	9,510,624	CAD	12,420,342	Bank of America Corp.	08/07/19	98,748
USD	15,481,670	CAD	20,215,779	Bank of America Corp.	08/07/19	162,574
USD	62,248,802	CAD	81,462,741	National Australia Bank Ltd.	08/07/19	518,036
USD	5,997,291	EUR	5,377,400	Bank of America Corp.	08/15/19	38,337
USD	88,115,408	EUR	78,111,670	State Street Bank and Trust	08/15/19	1,556,144
USD	34,452,965	SEK	322,797,738	State Street Bank and Trust	08/20/19	996,240
USD	138,514,159	EUR	123,219,414	State Street Bank and Trust	08/20/19	1,914,673
USD	6,601,345	GBP	5,268,852	Bank of America Corp.	08/21/19	187,997
USD	112,787,066	EUR	100,685,360	State Street Bank and Trust	09/27/19	822,007
USD	4,165,716	DKK	27,763,007	Barclays Capital	10/28/19	19,837

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	94,764,648	EUR	84,618,236	State Street Bank and Trust	10/28/19	$436,433
Total Appreciation						$9,793,700
EUR	100,540,494	USD	112,120,748	State Street Bank and Trust	08/01/19	$(822,376)
Total (Depreciation)						$(822,376)
Total Appreciation (Depreciation)						$8,971,324
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$18,954,246	—	$18,954,246
Belgium	—	2,866,306	—	2,866,306
Canada	—	115,757,341	—	115,757,341
Denmark	—	13,505,916	—	13,505,916
Finland	—	11,563,627	—	11,563,627
France	—	68,181,690	—	68,181,690
Germany	—	76,431,637	—	76,431,637
Ireland	—	8,623,878	—	8,623,878
Italy	—	2,097,884	—	2,097,884
Japan	—	26,488,784	—	26,488,784
Luxembourg	—	30,952,370	—	30,952,370
Netherlands	—	47,467,675	—	47,467,675
New Zealand	—	2,256,643	—	2,256,643
S.Georgia/S.San	—	1,145,672	—	1,145,672
Spain	—	7,560,973	—	7,560,973
Supranational Organization Obligations	—	51,693,643	—	51,693,643
Sweden	—	43,444,064	—	43,444,064
Switzerland	—	5,319,918	—	5,319,918
United Kingdom	—	44,139,304	—	44,139,304
United States	—	418,282,601	—	418,282,601
U.S. Treasury Obligations	—	182,427,236	—	182,427,236
Commercial Paper	—	9,995,392	—	9,995,392
Securities Lending Collateral	—	3,718,500	—	3,718,500
Forward Currency Contracts**	—	8,971,324	—	8,971,324
TOTAL	—	$1,201,846,624	—	$1,201,846,624
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Short-Term Government Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (27.8%)
Federal Home Loan Bank
0.000%, 08/01/19	54,000	$54,000,000
0.000%, 08/12/19	165,000	164,894,124
0.000%, 08/20/19	47,276	47,223,603
0.000%, 08/26/19	28,500	28,458,438
0.000%, 08/30/19	35,000	34,940,791
0.000%, 09/04/19	100,000	99,799,778
0.000%, 09/16/19	23,500	23,436,341
Tennessee Valley Authority
0.000%, 08/07/19	208,000	207,927,200
TOTAL AGENCY OBLIGATIONS		660,680,275
U.S. TREASURY OBLIGATIONS — (67.0%)
U.S. Treasury Bills
∞ 2.250%, 08/06/19	128,000	127,964,383
∞ 2.200%, 08/13/19	130,000	129,910,798
∞ 2.080%, 09/24/19	65,000	64,803,781
U.S. Treasury Notes
1.000%, 08/31/19	40,000	39,961,620
1.250%, 08/31/19	215,000	214,837,049
1.250%, 10/31/19	39,000	38,908,594
1.500%, 10/31/19	83,000	82,857,344
1.000%, 11/15/19	59,000	58,813,320
1.000%, 11/30/19	30,000	29,883,984
1.500%, 11/30/19	100,000	99,781,250
U.S. Treasury Notes, 3M USTMMR + 0.045%, FRN
(r) 2.126%, 10/31/20	236,000	235,655,183
U.S. Treasury Notes, 3M USTMMR + 0.115%, FRN
(r) 2.196%, 01/31/21	235,000	234,788,949
U.S. Treasury Notes, 3M USTMMR + 0.1390%, FRN
(r) 2.220%, 04/30/21	235,000	234,960,976
TOTAL U.S. TREASURY OBLIGATIONS		1,593,127,231
TOTAL INVESTMENT SECURITIES		2,253,807,506

	Shares
TEMPORARY CASH INVESTMENTS — (5.2%)
State Street Institutional U.S. Government Money Market Fund 2.260%	122,680,058	122,680,058
TOTAL INVESTMENTS — (100.0%)
(Cost $2,376,516,488)^^		$2,376,487,564

DFA Short-Term Government Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$660,680,275	—	$660,680,275
U.S. Treasury Obligations	—	1,593,127,231	—	1,593,127,231
Temporary Cash Investments	$122,680,058	—	—	122,680,058
TOTAL	$122,680,058	$2,253,807,506	—	$2,376,487,564

DFA Five-Year Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (99.2%)
AUSTRALIA — (2.1%)
	Australia & New Zealand Banking Group, Ltd.
#	2.625%, 11/09/22		29,017	$29,278,714
	Commonwealth Bank of Australia
	0.500%, 07/11/22	EUR	16,950	19,173,869
	National Australia Bank, Ltd.
#	2.800%, 01/10/22		121,002	122,682,168
	0.875%, 01/20/22	EUR	9,168	10,433,375
	2.500%, 05/22/22		13,120	13,186,698
	0.350%, 09/07/22	EUR	27,190	30,606,998
	Toyota Finance Australia Ltd.
	1.625%, 07/11/22	GBP	2,000	2,485,951
	Toyota Finance Australia, Ltd.
	0.250%, 04/09/24	EUR	4,000	4,490,879
	Westpac Banking Corp.
	2.800%, 01/11/22		49,694	50,325,895
	0.250%, 01/17/22	EUR	11,762	13,179,156
	2.625%, 12/14/22	GBP	5,416	6,932,337
	TOTAL AUSTRALIA			302,776,040
AUSTRIA — (2.8%)
	Oesterreichische Kontrollbank AG
	0.750%, 03/07/22	GBP	8,000	9,733,273
	1.125%, 12/15/22	GBP	2,907	3,579,104
	Republic of Austria Government Bond
	0.000%, 07/15/23	EUR	339,000	385,030,254
	TOTAL AUSTRIA			398,342,631
BELGIUM — (3.1%)
	Dexia Credit Local SA
	0.040%, 12/11/19	EUR	24,000	26,609,191
	Kingdom of Belgium Government Bond
	2.250%, 06/22/23	EUR	299,000	369,260,354
Ω	0.200%, 10/22/23	EUR	40,000	45,841,952
	TOTAL BELGIUM			441,711,497
CANADA — (21.3%)
	Bank of Montreal
	1.880%, 03/31/21	CAD	129,816	98,102,654
(r)	2.763%, 04/13/21		83,200	83,525,062
	1.610%, 10/28/21	CAD	56,000	42,003,394
	0.250%, 11/17/21	EUR	17,940	20,065,294
	1.375%, 12/29/21	GBP	2,613	3,215,394
(r)	0.157%, 09/28/21	EUR	2,000	2,231,182
(r)	0.182%, 03/14/22	EUR	9,953	11,100,390
			Face Amount^	Value†
			(000)
CANADA — (Continued)
	Bank of Nova Scotia (The)
	2.270%, 01/13/20	CAD	56,000	$42,490,499
	2.130%, 06/15/20	CAD	239,000	181,379,595
	3.270%, 01/11/21	CAD	50,000	38,555,084
(r)	2.718%, 04/20/21		34,745	34,860,180
	2.700%, 03/07/22		85,872	86,826,036
	0.375%, 04/06/22	EUR	24,000	26,951,228
	1.250%, 06/08/22	GBP	3,890	4,779,141
	1.750%, 12/23/22	GBP	25,148	31,430,527
	Canada Housing Trust No 1
Ω	2.000%, 12/15/19	CAD	90,000	68,246,704
	Canadian Imperial Bank of Commerce
	1.850%, 07/14/20	CAD	128,200	97,033,937
(r)	2.599%, 10/05/20		28,525	28,602,403
	1.900%, 04/26/21	CAD	122,800	92,790,389
	0.750%, 03/22/23	EUR	2,000	2,294,320
	CPPIB Capital, Inc.
	1.400%, 06/04/20	CAD	78,000	58,907,789
	Manitoba, Province of Canada
	0.750%, 12/15/21	GBP	8,500	10,307,173
	Province of Alberta Canada
	4.000%, 12/01/19	CAD	82,500	62,958,289
	1.250%, 06/01/20	CAD	25,000	18,857,213
	1.350%, 09/01/21	CAD	124,000	93,129,656
	Province of British Columbia Canada
	4.100%, 12/18/19	CAD	40,000	30,569,177
	3.250%, 12/18/21	CAD	38,000	29,779,527
	Province of Manitoba Canada
	1.500%, 12/15/22	GBP	36,230	44,959,477
	2.550%, 06/02/23	CAD	5,000	3,881,876
	Province of Ontario Canada
	4.200%, 06/02/20	CAD	157,000	121,324,670
	3.000%, 09/28/20	EUR	1,803	2,077,563
	1.350%, 03/08/22	CAD	80,000	59,932,111
	3.150%, 06/02/22	CAD	214,950	168,834,609
	Province of Ontario Canada Floating Rate Note
(r)	0.895%, 11/10/20	GBP	37,000	44,991,549
	Province of Quebec Canada
	4.500%, 12/01/19	CAD	93,000	71,085,316
	4.500%, 12/01/20	CAD	60,000	47,087,589
	4.250%, 12/01/21	CAD	73,000	58,438,718
	0.875%, 05/24/22	GBP	11,551	14,065,781
	3.500%, 12/01/22	CAD	182,200	145,472,854
	Quebec, Province of Canada
	1.500%, 12/15/23	GBP	20,000	24,986,846
	2.375%, 01/22/24	EUR	17,728	22,035,274
	Royal Bank of Canada
	1.920%, 07/17/20	CAD	38,500	29,164,961
	2.860%, 03/04/21	CAD	40,000	30,698,591
	2.030%, 03/15/21	CAD	160,500	121,569,204

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
(r)	2.656%, 04/30/21		8,018	$8,041,453
	1.968%, 03/02/22	CAD	304,434	230,073,954
	2.000%, 03/21/22	CAD	30,000	22,689,574
	Royal Bank of Canada Floating Rate Note
(r)	0.121%, 08/06/20	EUR	7,297	8,105,861
	Toronto-Dominion Bank (The)
	1.693%, 04/02/20	CAD	86,500	65,434,714
	2.563%, 06/24/20	CAD	57,500	43,813,362
	0.625%, 03/08/21	EUR	10,818	12,148,697
	2.621%, 12/22/21	CAD	57,179	43,894,565
	1.994%, 03/23/22	CAD	313,467	236,983,712
	3.005%, 05/30/23	CAD	33,000	25,803,160
	0.625%, 07/20/23	EUR	25,256	28,909,436
	Total Capital Canada, Ltd.
	1.125%, 03/18/22	EUR	21,600	24,793,294
	TOTAL CANADA			3,062,291,008
DENMARK — (4.1%)
	Denmark Government Bond
	4.000%, 11/15/19	DKK	100,000	15,023,529
	1.500%, 11/15/23	DKK	2,533,000	412,047,884
	Kommunekredit
	0.000%, 09/08/22	EUR	30,214	33,963,332
	0.250%, 03/29/23	EUR	66,308	75,347,725
	0.250%, 05/15/23	EUR	36,868	41,918,187
	0.125%, 08/28/23	EUR	3,193	3,616,635
	TOTAL DENMARK			581,917,292
FINLAND — (4.0%)
	Finland Government Bond
Ω	0.000%, 09/15/23	EUR	366,500	417,055,418
	Finland Government International Bond
	1.500%, 12/19/19	GBP	3,711	4,524,445
	Municipality Finance P.L.C.
	1.250%, 12/07/22	GBP	55,568	68,639,337
	OP Corporate Bank P.L.C.
	0.750%, 03/03/22	EUR	56,018	63,588,295
	2.500%, 05/20/22	GBP	2,550	3,219,980
	0.375%, 10/11/22	EUR	16,840	19,008,014
	TOTAL FINLAND			576,035,489
FRANCE — (9.8%)
	Agence Francaise de Developpement
	0.125%, 04/30/22	EUR	58,200	65,458,652
	Agence Francaise de Developpement EPIC
	0.500%, 10/25/22	EUR	19,600	22,347,474
	Caisse d'Amortissement de la Dette Sociale
	0.125%, 11/25/22	EUR	279,100	316,094,710
	0.500%, 05/25/23	EUR	33,500	38,558,847
	0.125%, 10/25/23	EUR	46,900	53,309,732
		Face Amount^	Value†
		(000)
FRANCE — (Continued)
Dexia Credit Local SA
1.375%, 09/18/19	EUR	8,900	$9,874,925
0.250%, 03/19/20	EUR	6,250	6,949,029
0.875%, 09/07/21	GBP	8,100	9,862,567
0.625%, 01/21/22	EUR	22,650	25,722,915
0.250%, 06/02/22	EUR	72,400	81,677,369
1.125%, 06/15/22	GBP	35,400	43,411,960
0.750%, 01/25/23	EUR	60,100	69,210,814
0.250%, 06/01/23	EUR	6,600	7,479,725
French Republic Government Bond OAT
0.000%, 03/25/23	EUR	123,750	140,565,957
1.750%, 05/25/23	EUR	73,925	89,586,911
Sanofi Floating Rate Note
(r) 0.000%, 03/21/20	EUR	18,900	20,964,153
0.875%, 09/22/21	EUR	9,000	10,196,249
0.000%, 03/21/22	EUR	3,600	4,019,116
0.000%, 09/13/22	EUR	12,200	13,620,709
0.500%, 03/21/23	EUR	132,300	150,375,171
SNCF Reseau
6.000%, 10/12/20	EUR	8,000	9,536,676
Total Capital Canada, Ltd.
1.875%, 07/09/20	EUR	14,500	16,376,806
Total Capital International SA Floating Rate Note
(r) 0.000%, 03/19/20	EUR	5,200	5,766,649
2.875%, 02/17/22		17,107	17,374,638
2.125%, 03/15/23	EUR	3,200	3,846,944
0.250%, 07/12/23	EUR	7,000	7,896,033
Unedic Asseo
0.125%, 03/05/20	EUR	8,750	9,715,797
0.875%, 10/25/22	EUR	122,900	142,104,596
2.250%, 04/05/23	EUR	2,000	2,439,280
0.250%, 11/24/23	EUR	5,000	5,700,997
TOTAL FRANCE			1,400,045,401
GERMANY — (10.1%)
Bayerische Landesbodenkreditanstalt
2.500%, 02/09/22	EUR	17,829	21,249,806
Deutsche Bahn Finance GMBH
2.500%, 09/12/23	EUR	1,000	1,232,131
FMS Wertmanagement
1.000%, 09/07/22	GBP	11,000	13,509,531
1.125%, 09/07/23	GBP	20,300	25,114,153
Kreditanstalt fuer Wiederaufbau
0.375%, 12/15/20	GBP	5,000	6,059,290
1.000%, 10/12/21	NOK	155,000	17,295,920
2.125%, 08/15/23	EUR	57,114	70,207,564
0.000%, 09/15/23	EUR	87,801	99,488,400
0.125%, 11/07/23	EUR	173,800	198,059,297
0.125%, 01/15/24	EUR	42,000	47,904,647

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
GERMANY — (Continued)
Landeskreditbank Baden-Wuertteberg Foerderbank
1.125%, 05/17/21	GBP	16,400	$20,079,092
Landeskreditbank Baden-Wuerttemberg Foerderbank
(r) 2.431%, 09/27/21		32,600	32,637,490
0.875%, 03/07/22	GBP	5,485	6,692,986
Landwirtschaftliche Rentenbank
2.625%, 06/17/20	NOK	125,000	14,240,442
0.050%, 06/12/23	EUR	117,000	132,579,847
NRW Bank
0.010%, 01/27/20	EUR	600	665,755
(r) 2.600%, 02/08/21		19,400	19,392,240
0.000%, 08/10/22	EUR	23,000	25,880,506
0.000%, 11/11/22	EUR	128,540	144,817,955
0.125%, 03/10/23	EUR	89,000	100,799,710
0.125%, 07/07/23	EUR	110,300	125,055,068
State of North Rhine-Westphalia Germany
0.000%, 12/05/22	EUR	117,200	132,104,324
0.375%, 02/16/23	EUR	106,009	121,136,848
0.125%, 03/16/23	EUR	27,260	30,887,617
0.200%, 04/17/23	EUR	39,500	44,890,955
TOTAL GERMANY			1,451,981,574
JAPAN — (1.8%)
Toyota Credit Canada, Inc.
2.200%, 02/25/21	CAD	13,000	9,869,480
2.020%, 02/28/22	CAD	43,966	33,212,685
2.350%, 07/18/22	CAD	34,200	26,033,772
Toyota Finance Australia, Ltd.
0.000%, 04/09/21	EUR	2,000	2,222,462
0.500%, 04/06/23	EUR	4,500	5,101,516
Toyota Motor Credit Corp.
1.900%, 04/08/21		97,749	97,299,299
# 2.600%, 01/11/22		71,275	71,966,929
Toyota Motor Finance Netherlands BV
0.250%, 01/10/22	EUR	10,000	11,194,498
0.625%, 09/26/23	EUR	4,000	4,562,613
TOTAL JAPAN			261,463,254
LUXEMBOURG — (2.0%)
European Financial Stability Facility
0.500%, 01/20/23	EUR	33,658	38,643,981
0.200%, 01/17/24	EUR	153,094	174,807,831
Nestle Finance International, Ltd.
1.250%, 05/04/20	EUR	2,000	2,240,153
1.750%, 09/12/22	EUR	12,765	15,047,247
0.750%, 05/16/23	EUR	4,500	5,178,700
			Face Amount^	Value†
			(000)
LUXEMBOURG — (Continued)
Novartis Finance SA
	0.500%, 08/14/23	EUR	31,860	$36,338,039
	0.125%, 09/20/23	EUR	10,000	11,265,829
TOTAL LUXEMBOURG				283,521,780
NETHERLANDS — (6.2%)
Bank Nederlandse Gemeenten NV
	1.000%, 06/17/22	GBP	15,457	18,915,676
	0.250%, 02/22/23	EUR	59,000	67,177,191
BNG Bank NV
	1.125%, 05/24/21	GBP	14,000	17,156,253
	5.375%, 06/07/21	GBP	8,367	11,039,144
	1.250%, 12/15/21	GBP	79,900	98,325,561
	1.000%, 03/15/22	GBP	5,030	6,154,576
	0.050%, 07/11/23	EUR	184,891	209,246,847
Cooperatieve Rabobank UA
	0.125%, 10/11/21	EUR	18,733	20,943,984
	2.750%, 01/10/22		32,320	32,632,002
	3.875%, 02/08/22		29,317	30,410,112
	4.750%, 06/06/22	EUR	35,519	44,972,599
	0.500%, 12/06/22	EUR	22,849	26,026,616
Nederlandse Waterschapsbank NV
	0.125%, 09/25/23	EUR	55,009	62,454,143
Netherlands Government Bond
Ω	1.750%, 07/15/23	EUR	113,000	137,694,975
Roche Finance Europe BV
	0.500%, 02/27/23	EUR	6,000	6,827,449
Shell International Finance BV Floating Rate Note
(r)	0.082%, 09/16/19	EUR	1,556	1,723,371
	2.000%, 12/20/19	GBP	1,800	2,198,191
	1.625%, 03/24/21	EUR	9,646	11,022,519
	1.250%, 03/15/22	EUR	43,106	49,695,704
	2.375%, 08/21/22		33,089	33,283,160
TOTAL NETHERLANDS				887,900,073
NEW ZEALAND — (0.5%)
ANZ New Zealand International, Ltd.
	0.400%, 03/01/22	EUR	27,377	30,774,282
ASB Finance, Ltd.
	0.500%, 06/10/22	EUR	41,239	46,530,841
TOTAL NEW ZEALAND				77,305,123
NORWAY — (4.5%)
Norway Government Bond
Ω	3.750%, 05/25/21	NOK	79,000	9,311,175
Ω	2.000%, 05/24/23	NOK	3,596,000	417,075,585
Equinor ASA
	2.000%, 09/10/20	EUR	12,781	14,504,777
	5.625%, 03/11/21	EUR	1,210	1,467,328
	0.875%, 02/17/23	EUR	28,954	33,277,955

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
NORWAY — (Continued)
Kommunalbanken A.S.
0.875%, 12/08/20	GBP	11,450	$13,943,697
0.125%, 03/21/22	SEK	200,000	20,828,314
1.125%, 11/30/22	GBP	57,699	71,033,887
1.500%, 12/15/23	GBP	4,000	5,014,427
Kommunalbanken A.S. Floating Rate Note
(r) 2.343%, 04/15/21		47,000	47,002,968
Kommunalbanken AS
1.125%, 12/15/21	GBP	12,237	15,003,582
TOTAL NORWAY			648,463,695
SINGAPORE — (0.1%)
Temasek Financial I, Ltd.
0.500%, 03/01/22	EUR	4,553	5,138,759
4.625%, 07/26/22	GBP	4,200	5,667,362
TOTAL SINGAPORE			10,806,121
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (12.0%)
African Development Bank
0.250%, 01/24/24	EUR	2,790	3,191,083
Asian Development Bank Floating Rate Note
(r) 0.970%, 02/01/22	GBP	42,000	51,109,080
1.000%, 12/15/22	GBP	22,333	27,448,019
0.200%, 05/25/23	EUR	244,378	278,220,331
0.370%, 06/26/23	SEK	200,000	20,993,487
Council Of Europe Development Bank
0.375%, 10/27/22	EUR	39,747	45,371,689
0.125%, 05/25/23	EUR	87,670	99,538,334
Eurofima
0.250%, 04/25/23	EUR	3,373	3,827,798
EUROFIMA
(r) 2.608%, 11/15/21		31,400	31,396,546
European Financial Stability Facility
0.000%, 11/17/22	EUR	100,238	113,068,711
0.125%, 10/17/23	EUR	91,000	103,541,963
European Investment Bank
(r) 0.990%, 01/10/22	GBP	10,000	12,182,960
1.500%, 05/12/22	NOK	955,770	107,852,183
2.500%, 10/31/22	GBP	46,000	59,276,659
2.375%, 01/18/23	CAD	8,000	6,191,847
1.625%, 03/15/23	EUR	51,367	61,440,787
0.000%, 10/16/23	EUR	39,214	44,452,969
0.050%, 12/15/23	EUR	19,500	22,179,749
0.875%, 12/15/23	GBP	28,000	34,312,642
2.125%, 01/15/24	EUR	45,625	56,623,786
European Investment Bank Floating Rate Note
(r) 0.874%, 02/18/22	GBP	30,000	36,521,663
European Stability Mechanism
0.000%, 10/18/22	EUR	30,371	34,239,197
0.100%, 07/31/23	EUR	300,083	340,580,529
2.125%, 11/20/23	EUR	19,000	23,517,680
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	Inter-American Development Bank
	1.125%, 12/17/19	GBP	9,627	$11,721,183
	Inter-American Investment Corp.
(r)	2.430%, 10/12/21		11,805	11,808,660
	International Bank for Reconstruction & Development
	1.000%, 12/19/22	GBP	34,750	42,749,928
	Nordic Investment Bank
	1.500%, 08/31/22	NOK	100,000	11,244,919
	1.375%, 06/19/23	NOK	200,000	22,392,738
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			1,716,997,120
SWEDEN — (6.2%)
	Kommuninvest I Sverige AB
	0.250%, 06/01/22	SEK	2,395,000	251,145,100
	0.750%, 02/22/23	SEK	1,075,000	114,655,807
	1.000%, 11/13/23	SEK	775,000	83,810,827
	Skandinaviska Enskilda Banken AB
	0.300%, 02/17/22	EUR	31,728	35,592,152
	1.250%, 08/05/22	GBP	5,351	6,543,882
	Svensk Exportkredit AB
(r)	2.570%, 12/13/21		14,200	14,226,121
	1.375%, 12/15/22	GBP	31,487	39,036,413
	1.375%, 12/15/23	GBP	8,000	9,966,920
	Svenska Handelsbanken AB
	2.375%, 01/18/22	GBP	1,000	1,258,515
	0.250%, 02/28/22	EUR	57,386	64,373,642
	2.625%, 08/23/22	EUR	10,905	13,121,969
	2.750%, 12/05/22	GBP	5,000	6,414,816
	1.125%, 12/14/22	EUR	53,008	61,316,602
	Sweden Government Bond
	3.500%, 06/01/22	SEK	201,900	23,409,011
Ω	1.500%, 11/13/23	SEK	1,427,000	161,308,951
	TOTAL SWEDEN			886,180,728
SWITZERLAND — (0.0%)
	Nestle Finance International, Ltd.
	0.750%, 11/08/21	EUR	5,000	5,668,407
UNITED KINGDOM — (0.8%)
	Transport for London
	2.250%, 08/09/22	GBP	29,447	37,348,070
	United Kingdom Treasury Bill
	0.000%, 09/30/19	GBP	50,000	60,730,378
	0.000%, 10/14/19	GBP	20,000	24,285,081
	TOTAL UNITED KINGDOM			122,363,529

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (7.8%)
3M Co.
1.875%, 11/15/21	EUR	1,000	$1,161,640
0.375%, 02/15/22	EUR	55,027	61,836,556
0.375%, 02/15/22	EUR	3,500	3,933,123
0.950%, 05/15/23	EUR	6,000	6,955,306
Apple, Inc.
1.000%, 11/10/22	EUR	27,825	32,124,876
Berkshire Hathaway, Inc.
0.625%, 01/17/23	EUR	19,847	22,611,697
0.750%, 03/16/23	EUR	21,058	24,048,455
1.300%, 03/15/24	EUR	4,271	5,032,094
Chevron Corp.
2.498%, 03/03/22		74,257	74,916,948
Cisco Systems, Inc.
1.850%, 09/20/21		21,959	21,826,278
Coca-Cola Co. (The)
0.750%, 03/09/23	EUR	22,430	25,637,120
International Business Machines Corp.
2.500%, 01/27/22		17,427	17,487,514
Johnson & Johnson
4.750%, 11/06/19	EUR	9,000	10,096,010
0.250%, 01/20/22	EUR	38,623	43,417,196
Merck & Co., Inc.
1.125%, 10/15/21	EUR	29,745	33,871,947
2.350%, 02/10/22		15,588	15,666,669
Oracle Corp.
2.250%, 01/10/21	EUR	25,881	29,698,592
1.900%, 09/15/21		127,625	126,704,905
Pfizer, Inc.
# 1.950%, 06/03/21		28,531	28,422,933
2.200%, 12/15/21		41,031	41,060,581
0.250%, 03/06/22	EUR	90,008	100,943,767
Procter & Gamble Co. (The)
4.125%, 12/07/20	EUR	1,500	1,758,573
2.000%, 11/05/21	EUR	6,500	7,567,554
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
2.150%, 08/11/22		41,399	$41,564,599
2.000%, 08/16/22	EUR	25,959	30,712,673
Shell International Finance BV
1.875%, 05/10/21		35,195	35,025,388
1.000%, 04/06/22	EUR	55,401	63,508,562
Toyota Motor Credit Corp.
(r) 2.461%, 10/09/20		50,000	50,011,897
1.000%, 03/09/21	EUR	7,640	8,623,037
2.750%, 05/17/21		9,339	9,437,967
0.000%, 07/21/21	EUR	17,741	19,719,070
1.125%, 09/07/21	GBP	3,352	4,099,391
0.750%, 07/21/22	EUR	48,350	54,995,367
2.375%, 02/01/23	EUR	13,707	16,532,638
Walmart, Inc.
(r) 2.573%, 06/23/21		35,000	35,113,107
1.900%, 04/08/22	EUR	5,000	5,838,708
1.900%, 04/08/22	EUR	3,500	4,087,096
TOTAL UNITED STATES			1,116,049,834
TOTAL BONDS			14,231,820,596
U.S. TREASURY OBLIGATIONS — (0.8%)
U.S. Treasury Notes
(r) 2.220%, 04/30/21		110,000	109,981,733
TOTAL INVESTMENT SECURITIES			14,341,802,329

		Shares
SECURITIES LENDING COLLATERAL — (0.0%)
@§	DFA Short Term Investment Fund	164,821	1,907,146
TOTAL INVESTMENTS — (100.0%)
(Cost $14,779,327,720)^^			$14,343,709,475

As of July 31, 2019, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	114,578,588	NOK	974,371,499	National Australia Bank Ltd.	08/01/19	$4,564,644
USD	135,442,458	CAD	178,375,009	UBS AG	08/01/19	289,398
USD	138,797,231	EUR	122,560,859	JP Morgan	08/01/19	3,122,305
USD	5,849,207	GBP	4,620,132	Bank of America Corp.	08/02/19	230,666
USD	140,826,661	GBP	110,673,074	State Street Bank and Trust	08/02/19	6,237,169
USD	144,035,018	CAD	188,987,411	JP Morgan	08/02/19	838,251
USD	145,988,150	EUR	129,110,948	Citibank, N.A.	08/02/19	3,062,273
USD	102,038,099	DKK	672,274,137	State Street Bank and Trust	08/05/19	2,354,842
USD	106,449,451	SEK	992,301,139	JP Morgan	08/05/19	3,716,814
USD	137,865,851	EUR	122,466,160	JP Morgan	08/05/19	2,263,226
USD	145,348,486	GBP	114,974,336	Citibank, N.A.	08/05/19	5,508,524

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	125,846,936	CAD	164,539,218	National Australia Bank Ltd.	08/06/19	$1,164,978
USD	146,985,192	EUR	130,319,897	Citibank, N.A.	08/06/19	2,674,848
USD	15,681,529	DKK	104,039,011	State Street Bank and Trust	08/07/19	252,276
USD	99,168,904	DKK	653,634,243	National Australia Bank Ltd.	08/07/19	2,233,265
USD	136,829,739	CAD	179,075,511	UBS AG	08/07/19	1,130,052
USD	139,325,942	EUR	123,887,558	Citibank, N.A.	08/07/19	2,127,504
USD	145,585,398	GBP	115,529,076	State Street Bank and Trust	08/07/19	5,057,518
USD	59,104,624	GBP	47,000,000	Citibank, N.A.	08/08/19	1,931,825
USD	85,548,707	GBP	68,052,958	State Street Bank and Trust	08/08/19	2,766,193
USD	107,697,033	SEK	1,006,751,218	Bank of America Corp.	08/08/19	3,444,793
USD	137,627,425	EUR	122,484,604	Citibank, N.A.	08/08/19	1,971,826
USD	139,290,354	CAD	181,887,002	JP Morgan	08/08/19	1,457,492
USD	9,387,742	EUR	8,384,739	State Street Bank and Trust	08/09/19	100,633
USD	18,522,783	EUR	16,542,172	Bank of America Corp.	08/09/19	200,335
USD	59,101,598	GBP	47,000,000	Citibank, N.A.	08/09/19	1,926,112
USD	86,294,612	GBP	68,639,000	State Street Bank and Trust	08/09/19	2,795,289
USD	134,023,325	EUR	119,455,447	JP Morgan	08/09/19	1,712,030
USD	141,506,007	CAD	184,767,224	State Street Bank and Trust	08/09/19	1,487,796
USD	106,338,548	SEK	1,004,440,962	National Australia Bank Ltd.	08/12/19	2,294,382
USD	135,130,767	CAD	177,217,731	JP Morgan	08/12/19	825,759
USD	142,978,219	GBP	114,499,484	State Street Bank and Trust	08/12/19	3,669,044
USD	145,352,721	EUR	129,282,792	State Street Bank and Trust	08/12/19	2,122,385
USD	33,831,421	GBP	27,000,000	State Street Bank and Trust	08/13/19	979,456
USD	111,804,872	GBP	88,885,547	Citibank, N.A.	08/13/19	3,654,320
USD	139,256,546	EUR	124,225,929	State Street Bank and Trust	08/13/19	1,617,712
USD	144,202,430	CAD	188,094,621	UBS AG	08/13/19	1,651,553
USD	142,150,647	CAD	185,213,323	National Australia Bank Ltd.	08/14/19	1,780,672
USD	143,454,773	EUR	127,403,465	UBS AG	08/14/19	2,284,121
USD	145,868,234	EUR	129,506,258	Citibank, N.A.	08/15/19	2,356,178
USD	14,183,919	CAD	18,493,811	State Street Bank and Trust	08/16/19	167,232
USD	28,537,114	CAD	37,500,562	National Australia Bank Ltd.	08/16/19	114,977
USD	86,728,554	CAD	112,970,351	JP Morgan	08/16/19	1,106,934
USD	103,124,963	NOK	881,149,099	JP Morgan	08/16/19	3,594,273
USD	106,104,654	SEK	994,667,470	JP Morgan	08/16/19	3,042,070
USD	137,253,759	EUR	122,256,374	State Street Bank and Trust	08/16/19	1,764,897
USD	10,579,666	CAD	13,783,168	UBS AG	08/19/19	132,621
USD	11,534,152	CAD	15,064,331	State Street Bank and Trust	08/19/19	116,041
USD	29,593,779	CAD	39,019,723	UBS AG	08/19/19	18,517
USD	70,107,018	SEK	655,641,670	National Australia Bank Ltd.	08/19/19	2,157,398
USD	85,321,083	CAD	111,127,400	JP Morgan	08/19/19	1,091,323
USD	147,174,068	EUR	128,786,645	Citibank, N.A.	08/19/19	4,414,149
USD	80,977,706	SEK	756,621,591	UBS AG	08/20/19	2,556,832
USD	140,686,960	EUR	125,523,294	National Australia Bank Ltd.	08/20/19	1,533,421
USD	148,137,692	CAD	193,178,572	National Australia Bank Ltd.	08/20/19	1,713,834
USD	15,868,029	EUR	14,125,796	UBS AG	08/21/19	207,107
USD	78,862,122	GBP	62,922,736	State Street Bank and Trust	08/21/19	2,271,357
USD	108,862,490	SEK	1,019,447,800	Citibank, N.A.	08/21/19	3,192,808
USD	137,400,791	CAD	179,402,207	HSBC Bank	08/21/19	1,416,370
USD	149,394,479	EUR	133,149,234	National Australia Bank Ltd.	08/21/19	1,775,204
USD	62,234,119	SEK	583,643,152	JP Morgan	08/22/19	1,732,740
USD	77,172,649	GBP	61,566,187	State Street Bank and Trust	08/22/19	2,229,408
USD	105,197,841	NOK	901,847,836	Citibank, N.A.	08/22/19	3,311,547
USD	134,648,927	EUR	119,489,561	State Street Bank and Trust	08/22/19	2,163,280
USD	2,279,299	EUR	2,012,461	State Street Bank and Trust	08/23/19	47,779
USD	5,168,799	EUR	4,600,000	Bank of America Corp.	08/23/19	68,083
USD	5,873,172	EUR	5,225,688	UBS AG	08/23/19	78,660
USD	6,278,037	EUR	5,559,362	Bank of America Corp.	08/23/19	113,531
USD	7,027,221	EUR	6,200,000	State Street Bank and Trust	08/23/19	152,343
USD	7,128,207	EUR	6,288,331	UBS AG	08/23/19	155,382
USD	7,141,182	EUR	6,300,000	UBS AG	08/23/19	155,419
USD	7,459,109	EUR	6,600,000	Bank of America Corp.	08/23/19	140,690
USD	7,519,345	EUR	6,653,122	Bank of America Corp.	08/23/19	142,022

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	8,684,602	EUR	7,723,992	Bank of America Corp.	08/23/19	$119,843
USD	11,356,459	EUR	10,000,000	Citibank, N.A.	08/23/19	267,945
USD	16,992,714	EUR	15,000,000	National Australia Bank Ltd.	08/23/19	359,943
USD	21,419,044	EUR	18,966,133	State Street Bank and Trust	08/23/19	388,421
USD	22,452,934	EUR	19,941,758	State Street Bank and Trust	08/23/19	340,488
USD	141,583,795	CAD	185,408,341	Citibank, N.A.	08/23/19	1,041,317
USD	148,707,726	GBP	119,030,095	State Street Bank and Trust	08/23/19	3,807,720
USD	110,982,643	DKK	741,347,966	State Street Bank and Trust	08/26/19	858,993
USD	137,124,847	CAD	179,975,759	JP Morgan	08/26/19	692,357
USD	143,509,758	EUR	126,654,456	State Street Bank and Trust	08/26/19	3,035,337
USD	110,988,234	DKK	741,864,445	State Street Bank and Trust	08/27/19	778,348
USD	129,793,793	CAD	170,320,866	UBS AG	08/27/19	677,772
USD	142,145,318	EUR	125,213,322	State Street Bank and Trust	08/27/19	3,258,255
USD	148,783,548	NOK	1,286,630,830	Goldman Sachs International	08/27/19	3,405,489
USD	73,507,039	EUR	65,059,424	State Street Bank and Trust	08/28/19	1,337,163
USD	73,519,530	EUR	65,059,424	State Street Bank and Trust	08/28/19	1,349,654
USD	148,322,499	NOK	1,288,979,427	JP Morgan	08/28/19	2,674,882
USD	112,049,858	NOK	977,351,961	Goldman Sachs International	08/29/19	1,611,264
USD	122,458,406	CAD	161,192,931	JP Morgan	08/29/19	257,272
USD	146,154,892	EUR	128,872,202	State Street Bank and Trust	08/29/19	3,186,681
USD	10,337,378	CAD	13,556,593	Bank of America Corp.	08/30/19	59,859
USD	71,463,109	EUR	62,831,119	UBS AG	08/30/19	1,754,002
USD	71,466,377	EUR	62,831,119	Bank of America Corp.	08/30/19	1,757,269
USD	124,907,047	CAD	163,760,721	Citibank, N.A.	08/30/19	756,834
USD	801,722	EUR	716,618	Bank of America Corp.	09/03/19	6,405
USD	135,372,134	CAD	178,206,381	State Street Bank and Trust	09/03/19	259,824
USD	141,106,748	EUR	123,847,258	State Street Bank and Trust	09/03/19	3,658,529
USD	140,981,726	CAD	185,254,133	National Australia Bank Ltd.	09/04/19	523,450
USD	143,653,331	EUR	126,074,809	State Street Bank and Trust	09/04/19	3,721,350
USD	141,975,260	EUR	124,892,479	Citibank, N.A.	09/05/19	3,344,087
USD	146,266,803	EUR	129,052,719	JP Morgan	09/06/19	3,005,888
USD	144,036,416	EUR	127,363,243	JP Morgan	09/09/19	2,615,861
USD	137,581,070	EUR	122,070,218	Bank of America Corp.	09/10/19	2,026,517
USD	4,979,925	EUR	4,479,695	Bank of America Corp.	09/11/19	4,974
USD	31,547,298	EUR	27,967,842	JP Morgan	09/11/19	487,451
USD	31,866,474	EUR	28,250,345	Bank of America Corp.	09/11/19	492,892
USD	31,867,886	EUR	28,250,345	Bank of America Corp.	09/11/19	494,304
USD	32,017,289	EUR	28,391,597	Bank of America Corp.	09/11/19	486,839
USD	32,025,808	EUR	28,391,598	Bank of America Corp.	09/11/19	495,356
USD	9,680,844	EUR	8,655,992	Bank of America Corp.	09/12/19	67,087
USD	43,002,796	EUR	37,788,643	Bank of America Corp.	09/12/19	1,032,926
USD	43,656,254	EUR	38,361,200	JP Morgan	09/12/19	1,050,476
USD	43,658,689	EUR	38,361,199	Bank of America Corp.	09/12/19	1,052,911
USD	75,541,396	EUR	66,333,509	JP Morgan	09/13/19	1,862,135
USD	75,548,646	EUR	66,333,509	Citibank, N.A.	09/13/19	1,869,385
USD	141,115,401	CAD	184,978,865	Morgan Stanley and Co. International	09/13/19	843,268
USD	67,441,592	EUR	58,814,007	JP Morgan	09/16/19	2,098,304
USD	67,442,535	EUR	58,814,008	JP Morgan	09/16/19	2,099,245
USD	71,074,789	EUR	62,057,911	State Street Bank and Trust	09/17/19	2,121,759
USD	71,076,718	EUR	62,057,910	Citibank, N.A.	09/17/19	2,123,689
USD	138,244,979	EUR	120,878,572	State Street Bank and Trust	09/18/19	3,924,724
USD	136,175,768	EUR	118,991,597	Bank of America Corp.	09/19/19	3,941,363
USD	138,993,908	EUR	122,292,194	Citibank, N.A.	09/20/19	3,080,312
USD	147,210,927	EUR	129,554,011	Bank of America Corp.	09/23/19	3,190,856
USD	143,675,834	EUR	126,828,405	Citibank, N.A.	09/24/19	2,674,023
USD	68,459,045	EUR	60,653,116	State Street Bank and Trust	09/25/19	1,022,194
USD	68,459,652	EUR	60,653,117	State Street Bank and Trust	09/25/19	1,022,800
USD	136,185,989	EUR	120,833,908	State Street Bank and Trust	09/26/19	1,826,298
USD	142,130,459	EUR	125,961,533	ANZ Securities	09/27/19	2,057,558

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	133,046,104	EUR	117,355,032	ANZ Securities	09/30/19	$2,511,410
USD	142,456,130	GBP	116,719,828	State Street Bank and Trust	09/30/19	99,087
USD	144,006,358	EUR	127,201,377	State Street Bank and Trust	10/01/19	2,507,779
USD	143,070,923	EUR	126,139,585	Bank of America Corp.	10/02/19	2,741,839
USD	144,571,536	EUR	128,062,636	State Street Bank and Trust	10/03/19	2,091,967
USD	135,760,175	EUR	120,281,263	State Street Bank and Trust	10/04/19	1,927,547
USD	135,713,264	EUR	120,220,241	Bank of America Corp.	10/07/19	1,917,231
USD	137,551,444	EUR	121,861,431	Goldman Sachs International	10/08/19	1,918,310
USD	145,451,972	EUR	128,863,468	State Street Bank and Trust	10/09/19	2,014,303
USD	138,184,017	EUR	122,804,192	State Street Bank and Trust	10/10/19	1,480,251
USD	142,690,694	EUR	127,236,203	Bank of America Corp.	10/11/19	1,042,228
USD	145,214,231	EUR	129,528,683	State Street Bank and Trust	10/15/19	968,591
USD	142,713,112	EUR	127,193,439	JP Morgan	10/25/19	957,399
USD	131,526,392	EUR	117,458,851	State Street Bank and Trust	10/28/19	589,088
USD	139,167,841	EUR	123,889,425	State Street Bank and Trust	10/29/19	1,051,260
USD	144,964,675	EUR	129,110,948	Citibank, N.A.	10/30/19	1,015,698
Total Appreciation						$251,932,844
CAD	178,375,009	USD	135,410,143	State Street Bank and Trust	08/01/19	$(257,082)
CAD	187,213,737	USD	142,383,507	National Australia Bank Ltd.	08/02/19	(530,662)
CAD	1,773,674	USD	1,347,684	Bank of America Corp.	08/02/19	(3,762)
CAD	4,737,924	USD	3,608,229	State Street Bank and Trust	08/20/19	(17,018)
EUR	122,560,859	USD	136,701,931	State Street Bank and Trust	08/01/19	(1,027,005)
EUR	129,110,948	USD	143,944,505	Citibank, N.A.	08/02/19	(1,018,627)
EUR	8,403,378	USD	9,461,768	State Street Bank and Trust	08/09/19	(154,015)
EUR	4,297,122	USD	4,862,351	Citibank, N.A.	08/09/19	(102,771)
EUR	18,793,766	USD	21,247,888	State Street Bank and Trust	08/21/19	(411,703)
EUR	24,961,993	USD	28,226,572	UBS AG	09/11/19	(504,888)
EUR	10,428,374	USD	11,755,542	State Street Bank and Trust	09/23/19	(162,731)
GBP	115,293,206	USD	140,332,584	State Street Bank and Trust	08/02/19	(124,551)
GBP	55,599,456	USD	69,208,813	Bank of America Corp.	08/07/19	(1,578,447)
GBP	60,000,000	USD	74,731,380	National Australia Bank Ltd.	08/23/19	(1,691,025)
NOK	974,371,499	USD	111,617,353	Goldman Sachs International	08/01/19	(1,603,409)
SEK	450,884,888	USD	46,799,173	State Street Bank and Trust	08/22/19	(59,728)
Total (Depreciation)						$(9,247,424)
Total Appreciation (Depreciation)						$242,685,420
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$302,776,040	—	$302,776,040
Austria	—	398,342,631	—	398,342,631
Belgium	—	441,711,497	—	441,711,497
Canada	—	3,062,291,008	—	3,062,291,008
Denmark	—	581,917,292	—	581,917,292
Finland	—	576,035,489	—	576,035,489
France	—	1,400,045,401	—	1,400,045,401
Germany	—	1,451,981,574	—	1,451,981,574
Japan	—	261,463,254	—	261,463,254

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Luxembourg	—	$283,521,780	—	$283,521,780
Netherlands	—	887,900,073	—	887,900,073
New Zealand	—	77,305,123	—	77,305,123
Norway	—	648,463,695	—	648,463,695
Singapore	—	10,806,121	—	10,806,121
Supranational Organization Obligations	—	1,716,997,120	—	1,716,997,120
Sweden	—	886,180,728	—	886,180,728
Switzerland	—	5,668,407	—	5,668,407
United Kingdom	—	122,363,529	—	122,363,529
United States	—	1,116,049,834	—	1,116,049,834
U.S. Treasury Obligations	—	109,981,733	—	109,981,733
Securities Lending Collateral	—	1,907,146	—	1,907,146
Forward Currency Contracts**	—	242,685,420	—	242,685,420
TOTAL	—	$14,586,394,895	—	$14,586,394,895
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA World ex U.S. Government Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (99.8%)
AUSTRIA — (2.7%)
Republic of Austria Government Bond
Ω	0.750%, 02/20/28	EUR	31,000	$37,506,117
BELGIUM — (3.9%)
Kingdom of Belgium Government Bond
Ω	0.800%, 06/22/28	EUR	2,500	3,017,030
Ω	1.000%, 06/22/31	EUR	32,300	39,841,394
	1.250%, 04/22/33	EUR	9,000	11,450,680
TOTAL BELGIUM				54,309,104
CANADA — (15.7%)
CPPIB Capital, Inc.
	0.875%, 02/06/29	EUR	12,000	14,302,676
	1.500%, 03/04/33	EUR	29,520	37,765,478
Province of Alberta Canada
	2.900%, 09/20/29	CAD	10,300	8,258,262
	3.500%, 06/01/31	CAD	13,000	11,047,341
Province of British Columbia Canada
	5.700%, 06/18/29	CAD	7,958	7,919,591
Province of Manitoba Canada
	3.250%, 09/05/29	CAD	37,700	31,015,805
Province of Ontario Canada
	5.850%, 03/08/33	CAD	48,000	51,004,455
Province of Quebec Canada
	0.875%, 05/04/27	EUR	32,763	38,942,091
	0.875%, 07/05/28	EUR	3,000	3,566,742
Province of Saskatchewan Canada
	6.400%, 09/05/31	CAD	13,000	14,047,151
TOTAL CANADA				217,869,592
DENMARK — (3.8%)
Denmark Government Bond
	0.500%, 11/15/27	DKK	325,500	52,481,169
FINLAND — (5.1%)
Finland Government Bond
Ω	1.125%, 04/15/34	EUR	26,000	33,287,317
Municipality Finance P.L.C.
	1.250%, 02/23/33	EUR	30,511	38,500,910
TOTAL FINLAND				71,788,227
FRANCE — (22.3%)
Agence Francaise de Developpement
	1.000%, 01/31/28	EUR	28,000	33,665,327
	0.875%, 05/25/31	EUR	5,500	6,546,869
		Face Amount^	Value†
		(000)
FRANCE — (Continued)
1.375%, 07/05/32	EUR	8,000	$10,043,151
Dexia Credit Local SA
1.000%, 10/18/27	EUR	32,450	38,965,843
FRANCE (GOVT OF) BONDS REGS 05/34 1.25
1.250%, 05/25/34	EUR	24,000	30,762,037
French Republic Government Bond OAT
0.750%, 05/25/28	EUR	75,600	91,317,588
SNCF Mobilites
5.375%, 03/18/27	GBP	16,226	25,608,576
1.500%, 02/02/29	EUR	12,400	15,524,193
SNCF Reseau EPIC
3.125%, 10/25/28	EUR	6,600	9,387,010
5.250%, 12/07/28	GBP	16,713	27,408,758
1.125%, 05/25/30	EUR	8,000	9,747,768
Unedic Asseo
1.500%, 04/20/32	EUR	9,000	11,628,978
TOTAL FRANCE			310,606,098
GERMANY — (7.3%)
Deutsche Bahn Finance GMBH
3.125%, 07/24/26	GBP	15,550	21,331,784
0.625%, 09/26/28	EUR	1,000	1,164,370
Kreditanstalt fuer Wiederaufbau
2.050%, 02/16/26	JPY	455,000	4,850,454
2.050%, 02/16/26	JPY	399,000	4,253,475
0.500%, 09/15/27	EUR	29,900	35,270,297
5.750%, 06/07/32	GBP	5,000	9,427,983
State of North Rhine-Westphalia Germany
0.500%, 02/16/27	EUR	4,440	5,194,553
0.950%, 03/13/28	EUR	6,000	7,279,037
2.375%, 05/13/33	EUR	9,000	12,814,216
TOTAL GERMANY			101,586,169
LUXEMBOURG — (3.0%)
European Financial Stability Facility
0.875%, 07/26/27	EUR	8,000	9,653,486
1.250%, 05/24/33	EUR	25,000	31,721,873
TOTAL LUXEMBOURG			41,375,359
NETHERLANDS — (3.2%)
BNG Bank NV
0.625%, 06/19/27	EUR	10,125	11,944,636
0.750%, 01/11/28	EUR	12,300	14,656,376

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
Nederlandse Waterschapsbank NV
	1.000%, 03/01/28	EUR	7,600	$9,250,469
	0.500%, 04/29/30	EUR	2,500	2,896,516
Netherlands Government Bond
Ω	0.250%, 07/15/29	EUR	5,000	5,855,102
TOTAL NETHERLANDS				44,603,099
NORWAY — (4.2%)
Equinor ASA
	6.875%, 03/11/31	GBP	15,124	28,861,994
Kommunalbanken A.S.
	0.625%, 04/20/26	EUR	11,000	12,849,955
Norway Government Bond
Ω	1.750%, 02/17/27	NOK	50,000	5,818,806
Ω	1.750%, 09/06/29	NOK	90,000	10,520,594
TOTAL NORWAY				58,051,349
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (14.6%)
African Development Bank
	0.875%, 05/24/28	EUR	7,535	9,080,283
Asian Development Bank
	2.350%, 06/21/27	JPY	4,130,000	46,014,445
Council Of Europe Development Bank
	0.750%, 01/24/28	EUR	9,500	11,354,733
European Investment Bank
	1.900%, 01/26/26	JPY	2,297,800	24,268,276
	2.150%, 01/18/27	JPY	517,100	5,644,555
	1.375%, 05/12/28	SEK	95,000	10,720,828
	6.000%, 12/07/28	GBP	1,300	2,289,465
	5.625%, 06/07/32	GBP	5,800	10,730,234
European Stability Mechanism
	0.750%, 09/05/28	EUR	3,000	3,608,574
		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
1.200%, 05/23/33	EUR	38,500	$48,851,582
European Union
2.875%, 04/04/28	EUR	21,460	30,212,365
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			202,775,340
SWEDEN — (3.8%)
Sweden Government Bond
2.250%, 06/01/32	SEK	395,000	52,415,360
UNITED KINGDOM — (10.2%)
Network Rail Infrastructure Finance P.L.C.
4.375%, 12/09/30	GBP	3,200	5,271,058
Transport for London
4.000%, 09/12/33	GBP	9,346	14,569,676
United Kingdom Gilt
4.250%, 06/07/32	GBP	71,400	122,555,524
TOTAL UNITED KINGDOM			142,396,258
TOTAL BONDS			1,387,763,241
U.S. TREASURY OBLIGATIONS — (0.2%)
U.S. Treasury Notes
2.875%, 05/15/28		3,000	3,214,219
TOTAL INVESTMENT SECURITIES			1,390,977,460
TOTAL INVESTMENTS — (100.0%)
(Cost $1,355,163,316)^^			$1,390,977,460

As of July 31, 2019, DFA World ex U.S. Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	11,439,230	GBP	9,123,278	State Street Bank and Trust	08/07/19	$341,808
USD	131,671,015	GBP	104,490,655	State Street Bank and Trust	08/07/19	4,570,109
USD	10,011,083	EUR	8,981,917	Bank of America Corp.	08/08/19	63,324
USD	78,661,572	EUR	69,686,977	JP Morgan	08/08/19	1,481,027
USD	33,032,761	EUR	29,391,313	JP Morgan	08/09/19	478,342
USD	78,670,410	EUR	69,688,916	JP Morgan	08/09/19	1,481,541
USD	85,378,425	JPY	9,270,717,269	State Street Bank and Trust	08/09/19	119,631
USD	125,809,090	CAD	164,279,119	State Street Bank and Trust	08/09/19	1,316,943
USD	53,143,304	DKK	352,727,629	Barclays Capital	08/12/19	810,577
USD	133,710,536	GBP	107,082,047	State Street Bank and Trust	08/12/19	3,426,004
USD	145,723,208	EUR	129,606,232	State Street Bank and Trust	08/12/19	2,134,538

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	752,137	SEK	7,082,523	Goldman Sachs International	08/15/19	$18,335
USD	16,894,494	NOK	144,243,561	JP Morgan	08/15/19	601,850
USD	62,984,023	EUR	56,000,000	State Street Bank and Trust	08/15/19	927,755
USD	63,552,055	SEK	595,810,392	State Street Bank and Trust	08/15/19	1,821,706
USD	82,809,113	EUR	73,407,135	JP Morgan	08/15/19	1,463,169
USD	2,810,230	EUR	2,500,000	Bank of America Corp.	08/16/19	39,641
USD	53,976,053	EUR	48,000,000	JP Morgan	08/16/19	780,745
USD	92,238,389	EUR	81,614,737	State Street Bank and Trust	08/16/19	1,790,034
USD	148,621,094	EUR	132,174,725	Bank of America Corp.	08/20/19	2,093,863
Total Appreciation						$25,760,942
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Austria	—	$37,506,117	—	$37,506,117
Belgium	—	54,309,104	—	54,309,104
Canada	—	217,869,592	—	217,869,592
Denmark	—	52,481,169	—	52,481,169
Finland	—	71,788,227	—	71,788,227
France	—	310,606,098	—	310,606,098
Germany	—	101,586,169	—	101,586,169
Luxembourg	—	41,375,359	—	41,375,359
Netherlands	—	44,603,099	—	44,603,099
Norway	—	58,051,349	—	58,051,349
Supranational Organization Obligations	—	202,775,340	—	202,775,340
Sweden	—	52,415,360	—	52,415,360
United Kingdom	—	142,396,258	—	142,396,258
U.S. Treasury Obligations	—	3,214,219	—	3,214,219
Forward Currency Contracts**	—	25,760,942	—	25,760,942
TOTAL	—	$1,416,738,402	—	$1,416,738,402
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Intermediate Government Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (35.0%)
Federal Farm Credit Bank
5.350%, 08/07/20	4,693	$4,849,962
3.650%, 12/21/20	30,822	31,515,094
5.250%, 03/02/21	4,273	4,489,690
5.220%, 02/22/22	3,503	3,788,168
5.210%, 12/19/22	14,851	16,460,651
5.250%, 03/06/23	4,203	4,690,475
5.220%, 05/15/23	33,694	37,758,518
3.500%, 12/20/23	6,000	6,397,599
Federal Home Loan Bank
5.250%, 12/11/20	5,290	5,519,782
5.000%, 03/12/21	3,645	3,820,309
2.250%, 06/11/21	49,035	49,312,508
3.625%, 06/11/21	7,030	7,240,087
5.625%, 06/11/21	15,905	16,972,221
2.375%, 09/10/21	27,565	27,828,359
3.000%, 09/10/21	21,875	22,375,381
2.625%, 12/10/21	75,370	76,579,499
5.000%, 12/10/21	31,875	34,082,689
5.250%, 06/10/22	5,780	6,307,949
5.750%, 06/10/22	13,660	15,113,214
2.000%, 09/09/22	11,365	11,391,939
5.375%, 09/30/22	44,400	49,080,228
5.250%, 12/09/22	10,510	11,633,039
2.125%, 03/10/23	10,000	10,092,095
4.750%, 03/10/23	34,465	37,946,399
2.500%, 12/08/23	25,000	25,594,643
3.250%, 03/08/24	20,000	21,237,794
2.875%, 06/14/24	61,000	63,773,702
5.375%, 08/15/24	29,950	34,975,684
5.365%, 09/09/24	1,400	1,636,756
2.875%, 09/13/24	71,500	74,842,275
2.750%, 12/13/24	20,000	20,841,520
3.125%, 06/13/25	11,480	12,230,431
3.125%, 09/12/25	43,715	46,299,221
4.375%, 03/13/26	14,080	16,137,274
5.750%, 06/12/26	8,080	9,941,072
3.000%, 09/11/26	60,885	64,695,198
2.500%, 12/10/27	43,230	44,344,941
3.000%, 03/10/28	29,640	31,530,091
3.250%, 06/09/28	149,850	161,347,905
3.250%, 11/16/28	106,000	114,889,240
Tennessee Valley Authority
3.875%, 02/15/21	74,241	76,339,216
1.875%, 08/15/22	89,450	89,321,171
2.875%, 09/15/24	122,775	127,917,691
6.750%, 11/01/25	47,282	60,197,492
2.875%, 02/01/27	140,706	146,878,997
7.125%, 05/01/30	85,000	122,232,727
TOTAL AGENCY OBLIGATIONS		1,862,450,896
	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (64.5%)
U.S. Treasury Bonds
6.875%, 08/15/25	71,630	$92,071,887
6.000%, 02/15/26	78,833	98,639,291
6.750%, 08/15/26	90,183	118,861,635
6.625%, 02/15/27	98,828	131,313,180
6.125%, 11/15/27	20,000	26,378,906
5.250%, 11/15/28	95,132	121,341,737
6.125%, 08/15/29	75,528	103,744,789
6.250%, 05/15/30	171,289	241,230,341
5.375%, 02/15/31	187,000	250,864,883
U.S. Treasury Notes
2.000%, 10/31/21	2	1,805
2.500%, 05/15/24	75,000	77,267,579
2.125%, 07/31/24	11,000	11,145,234
2.250%, 11/15/24	85,500	87,216,679
2.250%, 12/31/24	80,000	81,621,875
2.500%, 01/31/25	50,000	51,671,875
2.000%, 02/15/25	66,000	66,469,219
2.125%, 05/15/25	140,000	141,914,063
2.875%, 07/31/25	35,000	36,959,180
2.000%, 08/15/25	134,000	134,868,907
2.250%, 11/15/25	112,000	114,336,251
1.625%, 02/15/26	141,000	138,554,531
1.625%, 05/15/26	103,000	101,096,914
1.500%, 08/15/26	183,000	177,910,312
2.000%, 11/15/26	184,300	185,178,304
2.250%, 02/15/27	161,500	165,032,813
2.375%, 05/15/27	55,000	56,720,898
2.250%, 08/15/27	176,000	179,843,125
2.250%, 11/15/27	52,000	53,113,125
2.750%, 02/15/28	5,000	5,303,711
2.875%, 05/15/28	130,000	139,282,813
2.625%, 02/15/29	120,000	126,356,250
2.375%, 05/15/29	110,000	113,476,172
TOTAL U.S. TREASURY OBLIGATIONS		3,429,788,284
TOTAL INVESTMENT SECURITIES		5,292,239,180

	Shares
TEMPORARY CASH INVESTMENTS — (0.5%)
State Street Institutional U.S. Government Money Market Fund 2.260%	26,914,914	26,914,914
TOTAL INVESTMENTS — (100.0%)
(Cost $5,159,947,248)^^		$5,319,154,094

DFA Intermediate Government Fixed Income Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,862,450,896	—	$1,862,450,896
U.S. Treasury Obligations	—	3,429,788,284	—	3,429,788,284
Temporary Cash Investments	$26,914,914	—	—	26,914,914
TOTAL	$26,914,914	$5,292,239,180	—	$5,319,154,094

DFA Short-Term Extended Quality Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (85.4%)
	Abbott Ireland Financing DAC
	0.000%, 09/27/20	EUR	8,847	$9,809,636
	0.875%, 09/27/23	EUR	23,016	26,516,388
	AbbVie, Inc.
	2.500%, 05/14/20		24,891	24,890,802
	2.900%, 11/06/22		1,252	1,263,589
	ABN AMRO Bank NV
	0.500%, 07/17/23	EUR	17,291	19,652,213
	Aetna, Inc.
	2.750%, 11/15/22		2,000	2,004,128
	Aflac, Inc.
	3.625%, 06/15/23		706	739,893
	Agence Francaise de Developpement
	1.625%, 01/21/20		12,892	12,852,886
	Agence Francaise de Developpement EPIC, Floating Rate Note, FRN
(r)	2.538%, 06/19/20		30,000	30,010,800
	Agilent Technologies, Inc.
	5.000%, 07/15/20		1,690	1,729,699
	Airbus Finance BV
Ω	2.700%, 04/17/23		7,000	7,089,528
	Alimentation Couche-Tard, Inc.
Ω	2.700%, 07/26/22		3,000	3,001,271
	Allergan Finance LLC
	3.250%, 10/01/22		18,630	18,889,951
	Allergan Funding SCS
	3.450%, 03/15/22		12,220	12,455,113
	Altria Group, Inc.
	2.625%, 01/14/20		1,025	1,025,954
	1.000%, 02/15/23	EUR	13,875	15,827,927
	Ameren Corp.
	2.700%, 11/15/20		1,000	1,001,518
	American Express Co.
	2.500%, 08/01/22		1,220	1,224,378
#	2.650%, 12/02/22		12,256	12,359,786
	American Express Credit Corp.
	2.600%, 09/14/20		13,165	13,209,622
	American Honda Finance Corp.
#(r)	2.745%, 02/12/21		30,000	29,998,223
	1.375%, 11/10/22	EUR	5,000	5,812,328
	0.550%, 03/17/23	EUR	4,193	4,751,632
	American International Group, Inc.
	3.375%, 08/15/20		3,000	3,027,671
	6.400%, 12/15/20		11,283	11,886,068
	1.500%, 06/08/23	EUR	7,600	8,864,488
			Face Amount^	Value†
			(000)
	Ameriprise Financial, Inc.
	5.300%, 03/15/20		6,957	$7,079,024
	AmerisourceBergen Corp.
	3.500%, 11/15/21		2,000	2,036,264
	Amgen, Inc.
#	3.450%, 10/01/20		4,990	5,049,351
	4.100%, 06/15/21		5,000	5,129,796
	2.650%, 05/11/22		2,200	2,213,292
	Anheuser-Busch InBev SA
	0.625%, 03/17/20	EUR	3,146	3,500,294
	0.800%, 04/20/23	EUR	5,000	5,742,087
	Anthem, Inc.
	2.250%, 08/15/19		6,431	6,430,184
	ANZ New Zealand International, Ltd.
	0.400%, 03/01/22	EUR	9,750	10,959,902
	AP Moller - Maersk A.S.
	1.500%, 11/24/22	EUR	540	627,021
	Apache Corp.
#	3.250%, 04/15/22		12,484	12,631,111
	Apple, Inc.
	2.850%, 05/06/21		19,421	19,666,541
	1.550%, 08/04/21		2,065	2,040,772
	2.500%, 02/09/22		12,191	12,302,044
	2.300%, 05/11/22		7,657	7,700,631
	Applied Materials, Inc.
	2.625%, 10/01/20		1,590	1,596,728
	ArcelorMittal
	2.875%, 07/06/20	EUR	6,450	7,337,007
	0.950%, 01/17/23	EUR	10,000	11,260,541
	2.250%, 01/17/24	EUR	7,000	8,275,331
	ASB Finance, Ltd.
	0.500%, 06/10/22	EUR	2,200	2,482,307
	Associated Banc-Corp
#	2.750%, 11/15/19		447	446,963
	Assurant, Inc.
	4.000%, 03/15/23		8,305	8,554,113
	AstraZeneca P.L.C.
	2.375%, 11/16/20		23,256	23,263,970
	AT&T, Inc.
	4.600%, 02/15/21		8,793	9,040,019
	4.000%, 01/15/22		3,500	3,630,979
	3.800%, 03/15/22		11,600	12,003,015
	2.500%, 03/15/23	EUR	12,000	14,444,470
	1.950%, 09/15/23	EUR	5,200	6,204,884
	Australia & New Zealand Banking Group, Ltd.
(r)Ω	2.882%, 11/09/20		4,000	4,007,286
	3.300%, 03/07/22	AUD	19,300	13,874,668
#	2.625%, 05/19/22		1,000	1,009,417

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Australia & New Zealand Banking Group, Ltd., 3M USD LIBOR + 0.870%, FRN
(r)Ω	3.393%, 11/23/21		2,050	$2,074,434
	Autodesk, Inc.
	3.125%, 06/15/20		14,337	14,392,170
	3.600%, 12/15/22		1,000	1,026,077
	AutoZone, Inc.
	2.875%, 01/15/23		22,501	22,706,345
	Avnet, Inc.
#	4.875%, 12/01/22		4,291	4,546,990
	Banco Santander SA
#	3.848%, 04/12/23		25,400	26,351,286
	Bank of America Corp.
	2.625%, 10/19/20		3,300	3,315,515
#	5.700%, 01/24/22		21,571	23,295,504
	3.228%, 06/22/22	CAD	4,130	3,215,536
	3.300%, 01/11/23		563	578,041
	Bank of Montreal
(r)	2.678%, 01/22/21		2,772	2,779,285
	1.900%, 08/27/21		24,254	24,102,261
(r)	3.311%, 08/27/21		1,510	1,526,590
	Bank of Montreal, 3M USD LIBOR + 0.460%, FRN
(r)	2.763%, 04/13/21		5,000	5,019,535
	Bank of New York Mellon Corp. (The)
	2.150%, 02/24/20		11,695	11,683,117
	Bank of Nova Scotia (The)
	2.350%, 10/21/20		1,315	1,317,324
	2.450%, 03/22/21		37,679	37,790,519
	2.700%, 03/07/22		3,605	3,645,051
	Barclays P.L.C.
	2.750%, 11/08/19		25,424	25,399,924
	1.500%, 04/01/22	EUR	1,764	2,016,080
	Barclays PLC
#	3.200%, 08/10/21		12,000	12,068,158
	BAT International Finance P.L.C.
	6.375%, 12/12/19	GBP	1,787	2,212,179
Ω	3.250%, 06/07/22		7,350	7,473,578
	2.375%, 01/19/23	EUR	12,041	14,390,514
	0.875%, 10/13/23	EUR	3,487	3,965,631
	7.250%, 03/12/24	GBP	2,443	3,705,227
	Baxalta, Inc.
	2.875%, 06/23/20		1,198	1,201,598
	Bayer Capital Corp. BV
	1.250%, 11/13/23	EUR	17,005	19,738,098
	Bayer U.S. Finance LLC
Ω	2.375%, 10/08/19		5,616	5,610,858
	BB&T Corp.
#	2.050%, 05/10/21		3,500	3,482,523
	Beam Suntory, Inc.
	3.250%, 06/15/23		10,000	10,148,373
	Berkshire Hathaway, Inc.
	2.200%, 03/15/21		6,295	6,304,266
			Face Amount^	Value†
			(000)
	BHP Billiton Finance, Ltd.
	2.250%, 09/25/20	EUR	3,850	$4,382,565
	Biogen, Inc.
	2.900%, 09/15/20		19,046	19,132,318
	3.625%, 09/15/22		6,426	6,643,962
	BlackRock, Inc.
	4.250%, 05/24/21		2,850	2,957,879
	BMW Finance NV
	0.125%, 01/12/21	EUR	1,600	1,778,781
	0.500%, 11/22/22	EUR	4,200	4,743,441
	0.375%, 07/10/23	EUR	3,000	3,382,799
	0.625%, 10/06/23	EUR	12,085	13,765,129
	BMW US Capital LLC
(r)Ω	3.035%, 08/13/21		12,540	12,572,604
	0.625%, 04/20/22	EUR	2,000	2,260,579
	BNG Bank NV
	0.050%, 07/11/23	EUR	4,000	4,526,923
	BNP Paribas SA
	2.875%, 10/24/22	EUR	5,000	6,091,868
	1.125%, 11/22/23	EUR	15,500	17,905,829
	1.000%, 06/27/24	EUR	3,000	3,460,357
	Booking Holdings, Inc.
	0.800%, 03/10/22	EUR	7,866	8,914,734
	BP Capital Markets America, Inc.
	2.112%, 09/16/21		1,000	997,261
	BP Capital Markets P.L.C.
	2.315%, 02/13/20		10,527	10,524,209
	2.500%, 11/06/22		2,000	2,011,832
	1.109%, 02/16/23	EUR	5,000	5,788,671
	1.117%, 01/25/24	EUR	7,650	8,899,010
	BPCE SA
#	2.250%, 01/27/20		11,575	11,563,340
	2.750%, 12/02/21		1,000	1,007,290
	1.125%, 12/14/22	EUR	2,500	2,893,362
	1.125%, 01/18/23	EUR	1,600	1,839,406
	0.625%, 09/26/23	EUR	10,000	11,398,031
	British Telecommunications P.L.C.
	0.500%, 06/23/22	EUR	1,600	1,799,731
	1.125%, 03/10/23	EUR	8,850	10,214,500
	0.875%, 09/26/23	EUR	13,000	14,886,488
	British Telecommunications PLC
	0.625%, 03/10/21	EUR	4,647	5,208,164
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
	2.375%, 01/15/20		1,000	998,668
	3.000%, 01/15/22		9,465	9,502,209
	Caisse d'Amortissement de la Dette Sociale
	2.000%, 04/17/20		17,000	16,981,776
	0.125%, 11/25/22	EUR	26,900	30,465,596
	Canada Housing Trust No. 1
Ω	1.750%, 06/15/22	CAD	20,000	15,157,297
	Canadian Imperial Bank of Commerce
	0.750%, 03/22/23	EUR	23,000	26,384,685

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	0.375%, 05/03/24	EUR	2,880	$3,212,364
	Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.315%, FRN
(r)	2.581%, 02/02/21		645	645,700
	Canadian Natural Resources, Ltd.
	2.950%, 01/15/23		12,000	12,122,470
	Capital One Financial Corp.
	0.800%, 06/12/24	EUR	5,125	5,785,880
	Caterpillar Financial Services Corp.
#(r)	2.698%, 05/15/20		28,500	28,525,125
(r)	2.640%, 03/15/21		7,053	7,059,031
	Caterpillar Financial Services Corp., 3M USD LIBOR + 0.280%, FRN
(r)	2.752%, 09/07/21		6,403	6,405,746
	CBS Corp.
	3.375%, 03/01/22		5,000	5,106,351
	Celgene Corp.
	3.550%, 08/15/22		9,995	10,323,822
	Chevron Corp.
	1.991%, 03/03/20		1,500	1,498,357
	2.419%, 11/17/20		3,701	3,715,859
#	2.100%, 05/16/21		13,500	13,499,600
	2.498%, 03/03/22		10,030	10,119,140
	Chubb INA Holdings, Inc.
	2.300%, 11/03/20		7,229	7,229,817
	2.875%, 11/03/22		3,000	3,052,860
	Church & Dwight Co., Inc.
	2.875%, 10/01/22		7,000	7,077,604
	Cisco Systems, Inc.
	2.200%, 02/28/21		52,236	52,317,231
	1.850%, 09/20/21		20,960	20,833,316
	Citigroup, Inc.
(r)	3.456%, 08/02/21		6,700	6,798,222
	0.750%, 10/26/23	EUR	24,478	27,891,266
	Citizens Bank N.A.
	2.450%, 12/04/19		2,175	2,174,671
	Citizens Bank NA
	2.650%, 05/26/22		8,635	8,684,284
	Coca-Cola Co. (The)
#	1.875%, 10/27/20		7,360	7,334,649
	3.150%, 11/15/20		1,020	1,031,944
#	1.550%, 09/01/21		2,500	2,470,920
	2.200%, 05/25/22		16,925	16,953,901
	Coca-Cola European Partners P.L.C.
	2.625%, 11/06/23	EUR	4,620	5,679,426
	Coca-Cola European Partners US LLC
	3.500%, 09/15/20		4,591	4,632,962
	Comcast Corp.
(r)	2.759%, 10/01/21		5,200	5,222,360
#	3.125%, 07/15/22		5,450	5,591,842
			Face Amount^	Value†
			(000)
Commonwealth Bank of Australia
	2.300%, 09/06/19		23,563	$23,561,351
Ω	2.250%, 03/10/20		4,000	3,996,542
	2.400%, 11/02/20		10,000	10,009,400
	2.900%, 07/12/21	AUD	5,000	3,527,548
	3.250%, 01/17/22	AUD	5,000	3,581,518
Ω	2.750%, 03/10/22		11,500	11,614,243
	3.250%, 03/31/22	AUD	3,200	2,300,074
Conagra Brands, Inc.
	3.200%, 01/25/23		939	954,719
Constellation Brands, Inc.
	2.700%, 05/09/22		4,935	4,954,844
#	3.200%, 02/15/23		5,191	5,300,121
Cooperatieve Rabobank UA
	2.500%, 01/19/21		15,935	15,963,500
	0.125%, 10/11/21	EUR	2,750	3,074,572
	2.750%, 01/10/22		5,928	5,985,226
	4.000%, 01/11/22	EUR	2,500	3,059,550
	3.875%, 02/08/22		17,836	18,501,032
	4.750%, 06/06/22	EUR	3,000	3,798,468
	0.500%, 12/06/22	EUR	3,496	3,982,190
Corning, Inc.
	4.250%, 08/15/20		2,850	2,901,807
Costco Wholesale Corp.
	1.700%, 12/15/19		2	1,996
Cox Communications, Inc.
Ω	3.250%, 12/15/22		770	786,252
CPPIB Capital, Inc.
Ω	1.250%, 09/20/19		13,895	13,874,046
Credit Agricole SA
	0.750%, 12/05/23	EUR	2,000	2,296,362
Credit Suisse Group Funding Guernsey, Ltd.
	1.250%, 04/14/22	EUR	10,220	11,708,772
CVS Health Corp.
	2.250%, 08/12/19		4,770	4,769,666
(r)	3.173%, 03/09/21		2,185	2,194,634
	2.750%, 12/01/22		2,120	2,124,528
Daimler AG
	1.400%, 01/12/24	EUR	1,355	1,597,761
DAIMLER AG SR UNSECURED REGS 01/21 0.875
	0.875%, 01/12/21	EUR	1,500	1,684,104
Daimler Finance North America LLC
#Ω	2.250%, 03/02/20		9,750	9,738,363
#Ω	2.850%, 01/06/22		3,000	3,019,317
Daimler Finance North America LLC, Floating Rate Note, FRN
(r)	3.235%, 11/05/21		10,000	10,022,449
Daimler International Finance BV
	0.200%, 09/13/21	EUR	6,393	7,123,762
	0.625%, 02/27/23	EUR	6,000	6,802,208
	2.000%, 09/04/23	GBP	2,000	2,502,976

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Daiwa Securities Group, Inc.
Ω	3.129%, 04/19/22		11,000	$11,105,305
Danone SA
Ω	2.077%, 11/02/21		5,000	4,957,807
Danske Bank A.S.
Ω	2.750%, 09/17/20		15,822	15,834,264
Denmark Government Bond
	1.500%, 11/15/23	DKK	45,000	7,320,235
Deutsche Telekom International Finance BV
Ω	1.950%, 09/19/21		2,535	2,507,342
Dexia Credit Local SA
	0.625%, 01/21/22	EUR	750	851,752
	0.250%, 06/02/22	EUR	8,000	9,025,124
	0.750%, 01/25/23	EUR	1,200	1,381,913
Discovery Communications LLC
	3.300%, 05/15/22		6,000	6,116,841
	3.500%, 06/15/22		10,000	10,207,855
	3.250%, 04/01/23		1,489	1,515,936
Dollar General Corp.
	3.250%, 04/15/23		8,009	8,210,424
Dominion Energy Gas Holdings LLC
#	2.800%, 11/15/20		5,000	5,025,287
Dover Corp.
	2.125%, 12/01/20	EUR	1,203	1,371,130
Dow Chemical Co. (The)
	3.000%, 11/15/22		9,897	10,016,850
DTE Energy Co.
	2.400%, 12/01/19		18,342	18,336,468
Duke Energy Corp.
#	5.050%, 09/15/19		586	587,617
DXC Technology Co.
	4.450%, 09/18/22		1,250	1,310,057
E*TRADE Financial Corp.
	2.950%, 08/24/22		4,060	4,091,190
E.ON International Finance B.V.
	6.000%, 10/30/19	GBP	1,600	1,968,583
Eastman Chemical Co.
	2.700%, 01/15/20		1,166	1,166,589
Eaton Corp.
	2.750%, 11/02/22		1,285	1,296,408
eBay, Inc.
	2.200%, 08/01/19		4,184	4,184,000
	3.800%, 03/09/22		1,636	1,688,585
Electricite de France SA
Ω	2.350%, 10/13/20		1,500	1,498,113
	2.750%, 03/10/23	EUR	11,700	14,307,762
Electronic Arts, Inc.
	3.700%, 03/01/21		11,879	12,102,644
EMD Finance LLC
Ω	2.400%, 03/19/20		1,755	1,752,964
Enbridge, Inc.
#	2.900%, 07/15/22		18,189	18,409,827
	3.190%, 12/05/22	CAD	5,000	3,892,143
			Face Amount^	Value†
			(000)
	Enel Finance International NV
Ω	2.875%, 05/25/22		2,200	$2,214,100
	5.000%, 09/14/22	EUR	2,000	2,570,110
	Energy Transfer Operating L.P.
	4.650%, 06/01/21		1,180	1,221,214
	Energy Transfer Partners L.P.
	3.600%, 02/01/23		2,000	2,049,090
	Eni SpA
	4.000%, 06/29/20	EUR	3,450	3,966,189
	1.750%, 01/18/24	EUR	3,406	4,099,170
	Enterprise Products Operating LLC
	5.250%, 01/31/20		1,788	1,812,734
	3.350%, 03/15/23		6,000	6,175,573
	EQT Corp.
	4.875%, 11/15/21		3,500	3,617,568
	Equifax, Inc.
	3.950%, 06/15/23		10,000	10,419,013
	Equinor ASA
	2.250%, 11/08/19		4,000	3,995,795
	2.900%, 11/08/20		2,280	2,298,675
	3.150%, 01/23/22		2,692	2,753,295
	ERAC USA Finance LLC
Ω	2.350%, 10/15/19		77	76,977
	European Financial Stability Facility
	0.000%, 11/17/22	EUR	47,387	53,452,653
	0.500%, 01/20/23	EUR	31,000	35,592,234
	European Investment Bank
	1.250%, 12/16/19		10,000	9,963,896
	1.625%, 03/16/20		10,000	9,962,620
	1.375%, 06/15/20		6,000	5,959,484
	European Stability Mechanism
	0.000%, 10/18/22	EUR	14,800	16,684,999
	0.100%, 07/31/23	EUR	7,000	7,944,681
	Eversource Energy
	2.500%, 03/15/21		5,500	5,501,830
	Exelon Corp.
	2.850%, 06/15/20		1,399	1,402,901
	2.450%, 04/15/21		447	446,162
	Exelon Generation Co. LLC
	2.950%, 01/15/20		7,064	7,072,940
	3.400%, 03/15/22		1,600	1,632,362
	Express Scripts Holding Co.
	3.900%, 02/15/22		1,000	1,033,383
	Exxon Mobil Corp.
	2.222%, 03/01/21		20,185	20,219,010
	FedEx Corp.
#	2.300%, 02/01/20		3,741	3,740,288
	1.000%, 01/11/23	EUR	19,955	22,787,184
	Fidelity National Information Services, Inc.
	3.625%, 10/15/20		6,415	6,494,677
	2.250%, 08/15/21		3,094	3,082,916
	Fluor Corp.
	1.750%, 03/21/23	EUR	40,276	46,578,524

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	FMS Wertmanagement
	2.250%, 02/03/20		12,600	$12,601,134
	Fortune Brands Home & Security, Inc.
	3.000%, 06/15/20		6,500	6,523,793
	French Republic Government Bond OAT
	2.250%, 10/25/22	EUR	16,407	19,933,406
	1.750%, 05/25/23	EUR	30,000	36,355,865
	GATX Corp.
	4.750%, 06/15/22		12,125	12,822,651
	GE Capital European Funding Un, Ltd. Co.
	4.350%, 11/03/21	EUR	2,463	2,994,447
	0.800%, 01/21/22	EUR	1,750	1,978,937
	General Dynamics Corp.
(r)	2.915%, 05/11/21		15,000	15,053,640
	General Electric Co.
	0.375%, 05/17/22	EUR	1,500	1,674,280
	General Mills, Inc.
	1.000%, 04/27/23	EUR	5,922	6,818,742
	General Motors Financial Co., Inc.
	3.200%, 07/06/21		12,709	12,813,489
	3.450%, 01/14/22		14,123	14,378,130
	Gilead Sciences, Inc.
	4.500%, 04/01/21		1,198	1,240,665
	GlaxoSmithKline Capital P.L.C
	0.625%, 12/02/19	EUR	5,749	6,381,955
	GlaxoSmithKline Capital P.L.C.
	2.850%, 05/08/22		2,000	2,029,541
	GlaxoSmithKline Capital, Inc.
#	2.800%, 03/18/23		5,700	5,803,036
	Goldman Sachs Group, Inc.
	2.500%, 10/18/21	EUR	9,411	11,029,954
	Goldman Sachs Group, Inc. (The)
	2.550%, 10/23/19		1,955	1,955,508
	2.750%, 09/15/20		10,000	10,029,652
	2.625%, 04/25/21		502	503,016
	5.750%, 01/24/22		5,000	5,385,647
	3.250%, 02/01/23	EUR	6,360	7,831,864
	Harley-Davidson Financial Services, Inc.
#Ω	2.150%, 02/26/20		21,047	20,979,947
Ω	2.550%, 06/09/22		11,012	10,938,990
	Hartford Financial Services Group, Inc. (The)
	5.500%, 03/30/20		4,600	4,689,733
	Hewlett Packard Enterprise Co.
	3.600%, 10/15/20		10,000	10,118,120
	HP, Inc.
	4.300%, 06/01/21		1,000	1,031,307
			Face Amount^	Value†
			(000)
	HSBC Bank P.L.C., Floating Rate Note, FRN
(r)	0.132%, 03/09/20	EUR	4,700	$5,215,597
	HSBC Holdings PLC, 3M USD LIBOR + 1.660%, FRN
(r)	4.180%, 05/25/21		3,289	3,358,925
	HSBC USA, Inc.
	2.375%, 11/13/19		1,683	1,682,443
	2.350%, 03/05/20		5,500	5,495,901
	Humana, Inc.
	2.625%, 10/01/19		3,845	3,845,380
	Iberdrola Finance Ireland DAC
Ω	5.000%, 09/11/19		6,662	6,677,411
	Iberdrola International BV
	1.750%, 09/17/23	EUR	500	598,727
	IBM Credit LLC
(r)	2.994%, 11/30/20		6,536	6,567,827
(r)	2.538%, 01/20/21		16,000	16,011,424
	ING Bank NV
Ω	2.750%, 03/22/21		6,000	6,027,393
	ING Bank NV, Floating Rate Note, FRN
(r)	0.110%, 11/26/21	EUR	15,400	17,095,541
	ING Groep NV
	1.000%, 09/20/23	EUR	4,200	4,838,726
	Integrys Holding, Inc.
	4.170%, 11/01/20		1,000	1,015,851
	International Bank for Reconstruction & Development
	1.875%, 10/07/19		15,000	14,986,278
	International Business Machines Corp.
	1.875%, 11/06/20	EUR	3,938	4,476,984
	2.250%, 02/19/21		4,000	3,997,572
	2.500%, 01/27/22		5,000	5,017,362
	1.250%, 05/26/23	EUR	4,000	4,658,169
	International Finance Corp.
	1.750%, 09/16/19		3,600	3,597,480
	Ireland Government Bond
	3.400%, 03/18/24	EUR	15,000	19,558,141
	John Deere Capital Corp.
	2.050%, 03/10/20		10,620	10,605,044
	Johnson & Johnson
	2.250%, 03/03/22		4,000	4,023,867
	Johnson Controls International P.L.C.
	1.000%, 09/15/23	EUR	9,011	10,345,579
	JPMorgan Chase & Co.
	3.875%, 09/23/20	EUR	5,150	5,969,600
#	2.550%, 10/29/20		11,000	11,013,407
	2.625%, 04/23/21	EUR	3,000	3,482,801
	4.350%, 08/15/21		4,994	5,185,235
	0.625%, 01/25/24	EUR	14,800	16,814,364
	Kellogg Co.
	0.800%, 11/17/22	EUR	3,270	3,731,872
	Keurig Dr Pepper, Inc.
#	3.200%, 11/15/21		5,000	5,042,858

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	2.700%, 11/15/22		2,000	$1,991,774
	Keurig Dr. Pepper, Inc.
	2.000%, 01/15/20		747	744,958
	KeyCorp
	2.900%, 09/15/20		11,259	11,334,813
#	5.100%, 03/24/21		8,008	8,352,726
	Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.130%, FRN
(r)	2.583%, 09/08/21		10,000	10,014,300
	Kommunekredit
	0.000%, 09/08/22	EUR	1,750	1,967,162
	Kommuninvest I Sverige AB
	2.000%, 11/12/19		9,471	9,464,401
	1.000%, 09/15/21	SEK	360,000	38,233,011
	0.250%, 06/01/22	SEK	903,000	94,690,616
	0.750%, 02/22/23	SEK	150,000	15,998,485
	Kraft Heinz Foods Co.
	3.500%, 06/06/22		5,000	5,117,502
#	4.000%, 06/15/23		19,000	19,878,489
	Kreditanstalt fuer Wiederaufbau
#	1.500%, 04/20/20		20,500	20,400,551
	0.000%, 12/15/22	EUR	40,228	45,446,665
	0.125%, 06/07/23	EUR	5,000	5,686,927
	2.125%, 08/15/23	EUR	12,000	14,751,038
	0.000%, 09/15/23	EUR	10,000	11,331,124
	Kroger Co. (The)
	2.950%, 11/01/21		1,386	1,399,464
	3.400%, 04/15/22		10,000	10,222,748
	L3Harris Technologies, Inc.
	2.700%, 04/27/20		4,247	4,253,170
	Laboratory Corp. of America Holdings
	2.625%, 02/01/20		7,623	7,625,147
	Lam Research Corp.
	2.750%, 03/15/20		8,942	8,955,364
	Landeskreditbank Baden-Wuerttemberg Foerderbank, 3M USD LIBOR + 0.012%, FRN
(r)	2.431%, 09/27/21		1,000	1,001,150
	Landwirtschaftliche Rentenbank
	1.375%, 10/23/19		15,000	14,970,150
	Liberty Mutual Group, Inc.
Ω	5.000%, 06/01/21		2,500	2,598,742
Ω	4.950%, 05/01/22		1,200	1,267,070
	Lincoln National Corp.
	6.250%, 02/15/20		3,215	3,276,214
	4.850%, 06/24/21		1,270	1,324,883
	Lloyds Bank P.L.C.
	2.700%, 08/17/20		1,600	1,604,639
	Lloyds Banking Group P.L.C.
	3.100%, 07/06/21		10,250	10,366,068
	3.000%, 01/11/22		27,304	27,447,510
			Face Amount^	Value†
			(000)
Lockheed Martin Corp.
	2.500%, 11/23/20		4,500	$4,510,705
Manufacturers & Traders Trust Co.
	2.100%, 02/06/20		22,867	22,834,734
	2.500%, 05/18/22		1,780	1,788,680
Marsh & McLennan Cos., Inc.
	2.350%, 03/06/20		1,000	999,561
	2.750%, 01/30/22		4,650	4,698,860
Mastercard, Inc.
	1.100%, 12/01/22	EUR	15,162	17,490,693
McDonald's Corp.
	3.500%, 07/15/20		4,928	4,983,669
	1.000%, 11/15/23	EUR	12,500	14,529,547
Medtronic, Inc.
	3.150%, 03/15/22		1,033	1,058,254
Merck & Co., Inc.
	1.850%, 02/10/20		2,450	2,443,743
Microsoft Corp.
	1.850%, 02/12/20		14,277	14,246,756
Mitsubishi UFJ Financial Group, Inc.
	2.950%, 03/01/21		1,725	1,737,076
(r)	2.917%, 07/26/21		3,000	3,009,918
	0.680%, 01/26/23	EUR	15,142	17,141,127
	0.980%, 10/09/23	EUR	5,004	5,751,325
Mizuho Bank, Ltd.
Ω	2.700%, 10/20/20		13,642	13,686,520
Mizuho Financial Group, Inc.
Ω	2.632%, 04/12/21		5,000	5,010,429
	2.953%, 02/28/22		600	605,700
Molson Coors Brewing Co.
	2.100%, 07/15/21		3,000	2,979,865
Mondelez International Holdings Netherlands BV
Ω	2.000%, 10/28/21		13,012	12,881,939
Mondelez International, Inc.
	2.375%, 01/26/21	EUR	700	804,323
Morgan Stanley
	5.375%, 08/10/20	EUR	1,700	1,989,357
	2.375%, 03/31/21	EUR	7,000	8,076,027
	3.125%, 08/05/21	CAD	5,000	3,854,486
	1.000%, 12/02/22	EUR	600	686,521
	1.875%, 03/30/23	EUR	5,000	5,907,231
	1.750%, 03/11/24	EUR	18,985	22,569,432
MUFG Bank, Ltd.
Ω	2.350%, 09/08/19		4,570	4,569,544
Municipality Finance P.L.C.
	1.500%, 03/23/20		10,000	9,954,860
Mylan N.V.
	3.150%, 06/15/21		1,500	1,513,650
Mylan NV
#	3.750%, 12/15/20		4,065	4,129,558
National Australia Bank, Ltd.
	3.000%, 05/12/21	AUD	6,000	4,229,203
	1.875%, 07/12/21		5,500	5,458,222
	2.800%, 01/10/22		24,500	24,840,194
	2.500%, 05/22/22		42,800	43,017,583

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	0.350%, 09/07/22	EUR	7,800	$8,780,235
National Bank of Canada, 3M USD LIBOR + 0.400%, FRN
(r)Ω	2.786%, 03/21/21		14,390	14,404,303
National Grid North America, Inc.
	0.750%, 08/08/23	EUR	25,400	28,950,324
National Rural Utilities Cooperative Finance Corp.
(r)	2.694%, 06/30/21		2,500	2,506,846
Natwest Markets PLC
	5.500%, 03/23/20	EUR	3,225	3,699,927
NBCUniversal Enterprise, Inc.
(r)Ω	2.719%, 04/01/21		16,535	16,589,731
Nederlandse Waterschapsbank NV
	1.625%, 03/04/20		30,000	29,899,200
Nestle Holdings, Inc.
	1.875%, 03/09/21		10,000	9,962,900
NetApp, Inc.
	3.375%, 06/15/21		8,650	8,744,364
Newell Brands, Inc.
	4.000%, 06/15/22		12,950	13,183,773
Newmont Goldcorp Corp.
Ω	3.625%, 06/09/21		4,927	5,004,965
NextEra Energy Capital Holdings, Inc.
#	2.400%, 09/15/19		9,378	9,377,496
Nissan Motor Acceptance Corp.
Ω	2.550%, 03/08/21		16,249	16,225,647
Nissan Motor Acceptance Corp., Floating Rate Note, 3M USD LIBOR + 0.390%, FRN
(r)	2.720%, 09/28/20		9,000	9,002,398
Nissan Motor Acceptance Corp., Floating Rate Note, FRN
(r)Ω	2.930%, 03/15/21		13,300	13,313,945
Noble Energy, Inc.
	4.150%, 12/15/21		4,000	4,123,867
Nordea Bank AB
	1.000%, 02/22/23	EUR	3,000	3,460,537
Nordea Bank Abp
Ω	2.500%, 09/17/20		6,000	6,008,597
Nordstrom, Inc.
	4.750%, 05/01/20		13,135	13,336,662
Norfolk Southern Corp.
#	3.000%, 04/01/22		1,352	1,373,678
NRW Bank
	0.125%, 07/07/23	EUR	4,000	4,535,089
NRW Bank, Floating Rate Note, FRN
(r)	2.480%, 12/17/21		10,000	10,001,600
			Face Amount^	Value†
			(000)
Occidental Petroleum Corp.
	4.100%, 02/01/21		542	$553,073
Omnicom Group, Inc. / Omnicom Capital, Inc.
	4.450%, 08/15/20		330	336,418
	3.625%, 05/01/22		1,595	1,641,599
OP Corporate Bank P.L.C.
	0.375%, 10/11/22	EUR	325	366,841
Oracle Corp.
	1.900%, 09/15/21		97,577	96,873,532
	2.500%, 05/15/22		5,000	5,031,859
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.050%, 01/09/20		828	829,083
Ω	3.375%, 02/01/22		15,000	15,271,801
Ω	4.250%, 01/17/23		9,025	9,469,991
Pernod Ricard SA
	2.000%, 06/22/20	EUR	700	790,499
Ω	5.750%, 04/07/21		620	652,556
Ω	4.450%, 01/15/22		18,077	18,944,349
Pfizer, Inc.
#	1.950%, 06/03/21		27,847	27,741,524
#	2.200%, 12/15/21		14,500	14,510,453
	0.250%, 03/06/22	EUR	11,200	12,560,775
Philip Morris International, Inc.
	1.750%, 03/19/20	EUR	10,758	12,058,237
Phillips 66 Partners L.P.
	2.646%, 02/15/20		6,873	6,870,892
PNC Bank NA
#	2.400%, 10/18/19		7,500	7,499,215
	2.300%, 06/01/20		200	200,030
	2.600%, 07/21/20		4,800	4,812,170
PPL Capital Funding, Inc.
	3.400%, 06/01/23		3,000	3,074,501
Praxair, Inc.
	1.200%, 02/12/24	EUR	1,580	1,855,449
Progress Energy, Inc.
#	4.875%, 12/01/19		4,672	4,707,206
Progressive Corp. (The)
	3.750%, 08/23/21		706	727,840
Province of Alberta Canada
	1.750%, 08/26/20		5,000	4,976,742
	1.350%, 09/01/21	CAD	20,000	15,020,912
Province of Ontario Canada
	4.400%, 04/14/20		28,000	28,413,580
	1.875%, 05/21/20		15,000	14,957,707
	2.500%, 09/10/21		15,530	15,674,026
	1.350%, 03/08/22	CAD	20,000	14,983,028
	3.150%, 06/02/22	CAD	19,000	14,923,738
Province of Quebec Canada
	3.500%, 07/29/20		49,193	49,826,114
	4.500%, 12/01/20	CAD	5,000	3,923,966
Prudential Financial, Inc.
	2.350%, 08/15/19		6,000	5,999,610
	5.375%, 06/21/20		1,700	1,745,522
#	4.500%, 11/15/20		7,000	7,200,396
PSEG Power LLC
	5.125%, 04/15/20		11,108	11,296,293

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Puget Energy, Inc.
#	6.500%, 12/15/20		1,363	$1,432,229
	QUALCOMM, Inc.
#	2.250%, 05/20/20		5,078	5,075,136
#	3.000%, 05/20/22		2,425	2,466,467
	2.600%, 01/30/23		10,000	10,041,718
	Regions Financial Corp.
#	3.200%, 02/08/21		10,500	10,607,687
	2.750%, 08/14/22		6,401	6,444,164
	Republic of Austria Government Bond
Ω	0.000%, 09/20/22	EUR	4,000	4,523,779
	Republic Services, Inc.
	3.550%, 06/01/22		2,000	2,055,020
	Roper Technologies, Inc.
#	2.800%, 12/15/21		1,000	1,005,756
	Royal Bank of Canada
	2.125%, 03/02/20		17,338	17,320,227
	2.150%, 03/06/20		665	664,458
	2.350%, 10/30/20		7,428	7,442,938
#	2.500%, 01/19/21		12,450	12,505,207
	2.750%, 02/01/22		24,000	24,296,140
	1.968%, 03/02/22	CAD	10,000	7,557,433
	Royal Bank of Scotland Group P.L.C.
	2.500%, 03/22/23	EUR	5,000	5,890,482
	Ryder System, Inc.
	2.650%, 03/02/20		7,000	7,006,348
	3.400%, 03/01/23		12,680	13,017,724
	Sanofi
	0.500%, 03/21/23	EUR	8,000	9,092,981
	Santander Holdings USA, Inc.
	2.650%, 04/17/20		3,000	3,000,121
	3.400%, 01/18/23		18,560	18,851,277
	Santander UK Group Holdings P.L.C.
#	3.125%, 01/08/21		15,000	15,060,880
	2.875%, 08/05/21		1,000	999,340
	Santander UK P.L.C.
	2.375%, 03/16/20		2,824	2,822,424
	Sempra Energy
	2.850%, 11/15/20		5,400	5,422,949
	Shell International Finance BV
	2.125%, 05/11/20		16,155	16,141,275
	2.250%, 11/10/20		18,999	19,017,393
	1.875%, 05/10/21		32,626	32,468,769
	1.750%, 09/12/21		27,091	26,850,659
	Sherwin-Williams Co. (The)
	2.750%, 06/01/22		7,000	7,054,409
	Siemens Financieringsmaatschappij NV
Ω	1.700%, 09/15/21		3,020	2,986,110
	Skandinaviska Enskilda Banken AB
	1.250%, 08/05/22	GBP	2,000	2,445,854
	Sky, Ltd.
	1.875%, 11/24/23	EUR	12,700	15,260,267
			Face Amount^	Value†
			(000)
Societe Generale SA
Ω	2.625%, 09/16/20		17,000	$17,032,324
Ω	2.500%, 04/08/21		4,200	4,199,664
Ω	3.250%, 01/12/22		2,000	2,023,571
	0.500%, 01/13/23	EUR	5,000	5,608,662
Solvay Finance America LLC
Ω	3.400%, 12/03/20		10,000	10,075,114
Southern Co. (The)
	2.750%, 06/15/20		9,683	9,705,160
Southern Power Co.
	1.000%, 06/20/22	EUR	14,310	16,296,771
Southwest Airlines Co.
	2.750%, 11/06/19		17,072	17,078,127
	2.650%, 11/05/20		4,500	4,517,366
Spain Government Bond
Ω	5.400%, 01/31/23	EUR	17,000	22,674,571
Ω	4.800%, 01/31/24	EUR	3,500	4,771,635
Standard Chartered PLC
	1.625%, 06/13/21	EUR	2,400	2,741,670
Starbucks Corp.
	2.100%, 02/04/21		1,770	1,766,028
State of North Rhine-Westphalia Germany
	1.625%, 01/22/20		3,950	3,938,466
	0.200%, 04/17/23	EUR	9,000	10,228,319
State Street Corp.
#	2.550%, 08/18/20		8,868	8,893,789
Stryker Corp.
	2.625%, 03/15/21		6,121	6,140,126
	1.125%, 11/30/23	EUR	6,300	7,335,466
Sumitomo Mitsui Banking Corp.
(r)	2.692%, 10/16/20		5,000	5,008,968
Sumitomo Mitsui Financial Group, Inc.
	2.934%, 03/09/21		4,000	4,029,508
(r)	4.133%, 03/09/21		5,500	5,614,051
	2.058%, 07/14/21		5,000	4,968,817
	2.784%, 07/12/22		1,150	1,159,601
	0.819%, 07/23/23	EUR	8,946	10,224,982
Sunoco Logistics Partners Operations L.P.
	3.450%, 01/15/23		9,515	9,686,356
SunTrust Banks, Inc.
	2.900%, 03/03/21		14,765	14,862,773
Svensk Exportkredit AB
	1.750%, 08/28/20		6,000	5,974,789
Svenska Handelsbanken AB
#	2.400%, 10/01/20		3,720	3,723,108
#	2.450%, 03/30/21		1,930	1,933,821
#(r)	2.995%, 05/24/21		6,625	6,655,894
	0.250%, 02/28/22	EUR	13,000	14,582,953
	2.625%, 08/23/22	EUR	3,000	3,609,895
Swedbank AB
	0.300%, 09/06/22	EUR	12,020	13,446,099
	0.250%, 11/07/22	EUR	1,200	1,342,614
	0.400%, 08/29/23	EUR	250	281,372

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Sysco Corp.
#	2.600%, 10/01/20		16,190	$16,226,162
	Takeda Pharmaceutical Co. Ltd.
	1.125%, 11/21/22	EUR	1,200	1,379,343
	Takeda Pharmaceutical Co., Ltd.
	0.375%, 11/21/20	EUR	24,266	27,057,887
Ω	1.125%, 11/21/22	EUR	1,150	1,321,870
	TD Ameritrade Holding Corp.
	5.600%, 12/01/19		74	74,763
	Telefoica Emisiones Sau Co.
	5.597%, 03/12/20	GBP	6,000	7,498,130
	0.318%, 10/17/20	EUR	11,800	13,140,981
	Telefonica Emisiones SA
	3.987%, 01/23/23	EUR	7,800	9,871,925
	Telefonica Emisiones SAU
	5.134%, 04/27/20		10,180	10,369,908
	Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	2,700	3,047,364
	Toronto-Dominion Bank (The)
	2.500%, 12/14/20		20,000	20,074,048
#	2.125%, 04/07/21		17,858	17,838,731
#	1.800%, 07/13/21		12,605	12,523,782
	1.994%, 03/23/22	CAD	15,000	11,340,127
	Toronto-Dominion Bank (The), 3M USD LIBOR + 0.280%, FRN
(r)	2.731%, 06/11/20		5,921	5,932,969
	Toronto-Dominion Bank (The), 3M USD LIBOR + 0.430%, FRN
(r)	2.881%, 06/11/21		12,073	12,126,591
	Total Capital International SA
	2.750%, 06/19/21		6,000	6,068,127
	2.875%, 02/17/22		7,000	7,109,515
	0.250%, 07/12/23	EUR	500	564,002
	Total Capital SA
	4.125%, 01/28/21		10,000	10,290,495
	Total System Services, Inc.
	3.800%, 04/01/21		1,531	1,558,367
	Toyota Credit Canada, Inc.
	2.050%, 05/20/20	CAD	3,092	2,342,451
	2.020%, 02/28/22	CAD	10,000	7,554,175
	2.350%, 07/18/22	CAD	10,000	7,612,214
	Toyota Motor Credit Corp.
	4.500%, 06/17/20		9,300	9,478,600
	1.900%, 04/08/21		40,243	40,057,859
	2.750%, 05/17/21		8,500	8,590,076
	2.600%, 01/11/22		5,988	6,046,131
	3.300%, 01/12/22		1,484	1,520,426
	0.750%, 07/21/22	EUR	2,080	2,365,881
	TransCanada PipeLines, Ltd.
	2.500%, 08/01/22		300	299,385
	Tupperware Brands Corp.
	4.750%, 06/01/21		5,000	5,124,009
	TWDC Enterprises 18 Corp.
	2.150%, 09/17/20		6,482	6,481,459
			Face Amount^	Value†
			(000)
Tyson Foods, Inc.
	2.650%, 08/15/19		10,967	$10,967,677
UBS AG Stamford CT
	2.375%, 08/14/19		663	663,013
	2.350%, 03/26/20		6,079	6,079,328
UBS Group Funding Switzerland AG
	1.750%, 11/16/22	EUR	9,052	10,601,821
	2.125%, 03/04/24	EUR	5,000	6,055,392
Unedic Asseo
	0.875%, 10/25/22	EUR	27,300	31,565,952
Union Pacific Corp.
	2.750%, 04/15/23		4,189	4,235,565
United Parcel Service, Inc.
	0.375%, 11/15/23	EUR	2,000	2,258,060
United Technologies Corp.
	1.250%, 05/22/23	EUR	3,825	4,434,279
	1.150%, 05/18/24	EUR	5,950	6,916,301
UnitedHealth Group, Inc.
	4.700%, 02/15/21		925	952,996
	2.375%, 10/15/22		6,225	6,248,216
Unum Group
	3.000%, 05/15/21		1,000	1,005,712
US Bank NA
#	2.125%, 10/28/19		1,932	1,931,285
USAA Capital Corp.
Ω	2.000%, 06/01/21		5,000	4,979,033
Verizon Communications, Inc.
	2.946%, 03/15/22		800	814,906
	3.125%, 03/16/22		13,808	14,127,430
	1.625%, 03/01/24	EUR	5,000	5,979,463
Vodafone Group P.L.C.
	1.750%, 08/25/23	EUR	5,600	6,661,018
Volkswagen Bank GMBH
	1.250%, 06/10/24	EUR	3,900	4,479,589
Volkswagen Financial Services AG
	0.875%, 04/12/23	EUR	5,000	5,666,590
	1.375%, 10/16/23	EUR	12,000	13,861,461
Volkswagen Group of America Finance LLC
#Ω	2.400%, 05/22/20		5,911	5,905,481
Ω	4.000%, 11/12/21		3,000	3,093,702
Volkswagen International Finance NV
	0.875%, 01/16/23	EUR	4,200	4,787,768
Walgreen Co.
	3.100%, 09/15/22		4,127	4,193,892
Walgreens Boots Alliance, Inc.
	3.300%, 11/18/21		4,000	4,073,630
Walt Disney Co
Ω	5.650%, 08/15/20		4,210	4,356,267
Ω	4.500%, 02/15/21		7,638	7,895,039
WEC Energy Group, Inc.
	2.450%, 06/15/20		14,176	14,166,045
Wells Fargo & Co.
	2.600%, 07/22/20		8,000	8,021,501
	2.250%, 09/03/20	EUR	10,552	11,990,363

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	2.550%, 12/07/20		15,000	$15,057,656
	1.500%, 09/12/22	EUR	2,700	3,137,360
	2.250%, 05/02/23	EUR	5,700	6,860,113
	Western Australian Treasury Corp.
	2.750%, 10/20/22	AUD	27,000	19,441,204
	Westpac Banking Corp.
	4.875%, 11/19/19		1,208	1,217,362
	2.600%, 11/23/20		29,052	29,155,048
#	2.100%, 05/13/21		5,632	5,617,154
	2.800%, 01/11/22		15,512	15,709,246
#	2.500%, 06/28/22		7,174	7,214,475
	Whirlpool Corp.
	3.700%, 03/01/23		1,525	1,569,779
	Williams Partners LP
	3.350%, 08/15/22		4,600	4,687,467
	Wm Wrigley Jr Co.
Ω	2.900%, 10/21/19		1,484	1,484,809
	Xcel Energy, Inc.
	2.400%, 03/15/21		4,070	4,063,190
	Zimmer Biomet Holdings, Inc.
	2.700%, 04/01/20		4,632	4,636,445
	Zoetis, Inc.
	3.450%, 11/13/20		12,400	12,537,823
	3.250%, 02/01/23		3,015	3,084,096
	TOTAL BONDS			5,163,372,046
U.S. TREASURY OBLIGATIONS — (13.0%)
	U.S. Treasury Notes
	1.000%, 08/31/19		10,000	9,990,405
	Face Amount^	Value†
	(000)

# 1.250%, 08/31/19	202,000	$201,846,902
1.500%, 10/31/19	9,700	9,683,328
1.000%, 11/30/19	60,000	59,767,969
1.375%, 12/15/19	20,000	19,947,656
U.S. Treasury Notes, 3M USTMMR + 0.115%, FRN
(r) 2.196%, 01/31/21	75,000	74,932,643
U.S. Treasury Notes, 3M USTMMR + 0.1390%, FRN
(r) 2.220%, 04/30/21	411,000	410,931,750
TOTAL U.S. TREASURY OBLIGATIONS		787,100,653
TOTAL INVESTMENT SECURITIES		5,950,472,699

COMMERCIAL PAPER — (0.1%)
European Investment Bank 2.541%, 08/07/19	5,000	4,997,696

		Shares
SECURITIES LENDING COLLATERAL — (1.5%)
@§	DFA Short Term Investment Fund	7,678,801	88,851,410
TOTAL INVESTMENTS — (100.0%)
(Cost $6,089,541,917)^^			$6,044,321,805

As of July 31, 2019, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	147,951,888	EUR	129,739,476	State Street Bank and Trust	08/01/19	$4,330,230
USD	28,276,892	EUR	25,165,652	Goldman Sachs International	08/06/19	409,590
USD	35,330,742	EUR	31,329,943	State Street Bank and Trust	08/06/19	637,384
USD	37,649,858	EUR	33,481,603	State Street Bank and Trust	08/06/19	573,850
USD	51,716,761	EUR	46,048,065	State Street Bank and Trust	08/06/19	725,222
USD	146,170,089	EUR	129,080,969	State Street Bank and Trust	08/07/19	3,220,243
USD	3,155,595	GBP	2,527,890	Bank of America Corp.	08/08/19	80,563
USD	18,311,098	GBP	14,566,358	State Street Bank and Trust	08/08/19	591,960
USD	148,542,984	EUR	131,591,009	JP Morgan	08/08/19	2,801,752
USD	2,519,422	SEK	23,556,260	Bank of America Corp.	08/12/19	79,367
USD	10,832,344	EUR	9,602,023	State Street Bank and Trust	08/12/19	194,416
USD	15,977,155	SEK	150,939,701	UBS AG	08/12/19	342,194
USD	142,244,505	EUR	126,511,148	State Street Bank and Trust	08/12/19	2,084,829
USD	147,604,975	EUR	130,894,615	State Street Bank and Trust	08/14/19	2,565,920
USD	68,175,431	SEK	636,973,437	State Street Bank and Trust	08/16/19	2,175,355
USD	67,054,208	SEK	627,107,181	Barclays Capital	08/19/19	2,061,855
USD	79,588,954	EUR	70,774,795	HSBC Bank	08/19/19	1,135,136
USD	33,486,462	EUR	30,000,000	State Street Bank and Trust	08/20/19	228,841

DFA Short-Term Extended Quality Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	81,095,975	EUR	72,109,950	HSBC Bank	08/20/19	$1,155,795
USD	48,658,511	AUD	69,119,020	JP Morgan	08/23/19	1,354,349
USD	136,080,419	EUR	121,866,147	State Street Bank and Trust	08/27/19	906,054
USD	112,665,560	CAD	148,431,016	UBS AG	08/28/19	141,493
USD	146,132,493	EUR	130,419,977	Citibank, N.A.	09/27/19	1,101,672
USD	137,598,231	EUR	122,627,061	State Street Bank and Trust	10/25/19	931,697
USD	7,497,878	DKK	49,973,412	Barclays Capital	10/28/19	35,298
USD	146,194,505	EUR	130,546,310	Bank of America Corp.	10/28/19	667,950
Total Appreciation						$30,533,015
EUR	129,739,476	USD	144,719,196	Citibank, N.A.	08/01/19	$(1,097,538)
Total (Depreciation)						$(1,097,538)
Total Appreciation (Depreciation)						$29,435,477
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$5,163,372,046	—	$5,163,372,046
U.S. Treasury Obligations	—	787,100,653	—	787,100,653
Commercial Paper	—	4,997,696	—	4,997,696
Securities Lending Collateral	—	88,851,410	—	88,851,410
Forward Currency Contracts**	—	29,435,477	—	29,435,477
TOTAL	—	$6,073,757,282	—	$6,073,757,282
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Intermediate-Term Extended Quality Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (3.3%)
	Federal Farm Credit Bank
	2.630%, 08/03/26	3,173	$3,269,300
	5.770%, 01/05/27	1,058	1,310,444
	Federal Home Loan Bank
	3.250%, 06/09/28	570	613,736
	3.250%, 11/16/28	10,300	11,163,766
	Federal Home Loan Mortgage Corp.
	6.750%, 03/15/31	6,000	8,666,130
#	6.250%, 07/15/32	16,000	22,887,453
	Federal National Mortgage Association
#	1.875%, 09/24/26	2,700	2,674,511
	6.250%, 05/15/29	2,275	3,076,045
	7.250%, 05/15/30	1,000	1,468,406
#	6.625%, 11/15/30	2,000	2,854,252
	Tennessee Valley Authority
	7.125%, 05/01/30	2,000	2,876,064
	TOTAL AGENCY OBLIGATIONS		60,860,107
BONDS — (91.6%)
	3M Co.
	2.875%, 10/15/27	17,127	17,503,697
	AbbVie, Inc.
	3.600%, 05/14/25	9,500	9,788,199
	4.250%, 11/14/28	4,000	4,273,357
	Activision Blizzard, Inc.
#	3.400%, 06/15/27	600	613,924
	Aetna, Inc.
	3.500%, 11/15/24	1,942	1,998,700
	Affiliated Managers Group, Inc.
	3.500%, 08/01/25	1,410	1,442,890
	Aflac, Inc.
	3.250%, 03/17/25	2,064	2,138,531
	Ahold Finance USA LLC
	6.875%, 05/01/29	388	485,573
	Airbus SE
#Ω	3.150%, 04/10/27	1,000	1,035,784
	Albemarle Corp.
	4.150%, 12/01/24	1,335	1,406,117
	Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27	1,185	1,212,064
	Allergan Funding SCS
	3.800%, 03/15/25	9,592	9,935,602
	Ameren Corp.
	3.650%, 02/15/26	1,890	1,962,421
	American Express Credit Corp.
	3.300%, 05/03/27	8,500	8,926,612
		Face Amount	Value†
		(000)

	American Honda Finance Corp.
	2.300%, 09/09/26	1,500	$1,466,604
	American International Group, Inc.
	3.750%, 07/10/25	2,000	2,106,537
	3.900%, 04/01/26	5,000	5,280,315
	Ameriprise Financial, Inc.
	3.700%, 10/15/24	6,090	6,437,787
	2.875%, 09/15/26	1,000	1,008,635
	AmerisourceBergen Corp.
	3.400%, 05/15/24	673	693,236
#	3.450%, 12/15/27	8,000	8,203,583
	Amgen, Inc.
	3.125%, 05/01/25	1,338	1,367,582
	2.600%, 08/19/26	5,776	5,703,475
	Analog Devices, Inc.
	3.900%, 12/15/25	4,502	4,771,078
	Anheuser-Busch InBev Worldwide, Inc.
	4.000%, 04/13/28	7,000	7,597,944
	4.900%, 01/23/31	8,000	9,300,328
	Anthem, Inc.
	3.650%, 12/01/27	555	574,958
	4.101%, 03/01/28	5,000	5,319,832
	ANZ New Zealand International Ltd.
Ω	3.450%, 07/17/27	15,000	15,541,953
	AP Moller - Maersk A.S.
Ω	3.750%, 09/22/24	1,000	1,026,621
Ω	3.875%, 09/28/25	1,914	1,943,157
	Apache Corp.
	4.375%, 10/15/28	2,000	2,031,086
	Apple, Inc.
	3.350%, 02/09/27	13,200	13,895,564
#	3.200%, 05/11/27	13,405	13,964,281
	3.000%, 06/20/27	6,800	7,012,948
	2.900%, 09/12/27	551	563,823
#	3.000%, 11/13/27	11,000	11,379,476
	Applied Materials, Inc.
#	3.300%, 04/01/27	1,111	1,161,911
	Archer-Daniels-Midland Co.
	2.500%, 08/11/26	5,613	5,611,461
	Arrow Electronics, Inc.
	3.875%, 01/12/28	5,330	5,322,030
	Assurant, Inc.
	4.000%, 03/15/23	3,526	3,631,764
	AstraZeneca P.L.C
	3.375%, 11/16/25	8,300	8,665,514
	4.000%, 01/17/29	3,000	3,278,999
	AT&T, Inc.
	3.950%, 01/15/25	1,087	1,148,454
	3.400%, 05/15/25	8,182	8,415,932
#	3.600%, 07/15/25	3,500	3,635,023

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount	Value†
		(000)

#	3.800%, 02/15/27	2,000	$2,084,993
Australia & New Zealand Banking Group, Ltd.
	3.700%, 11/16/25	3,500	3,728,777
Autodesk, Inc.
	4.375%, 06/15/25	6,017	6,388,501
	3.500%, 06/15/27	5,375	5,462,918
AutoZone, Inc.
	3.250%, 04/15/25	3,133	3,207,986
Avnet, Inc.
	4.625%, 04/15/26	5,850	6,203,753
AXIS Specialty Finance P.L.C.
	4.000%, 12/06/27	4,780	4,948,062
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27	10,970	11,150,340
Banco Santander SA
	3.800%, 02/23/28	5,800	5,952,629
Bank of America Corp., 3M USD LIBOR + 1.040%, FRN
(r)	3.419%, 12/20/28	2,918	3,002,331
Bank of New York Mellon Corp. (The)
	3.000%, 02/24/25	1,410	1,446,249
Barclays P.L.C.
	3.650%, 03/16/25	6,080	6,088,512
	4.375%, 01/12/26	2,700	2,788,419
BAT International Finance P.L.C.
#	3.950%, 06/15/25	1,500	1,554,581
Baxter International, Inc.
	2.600%, 08/15/26	7,018	6,992,249
Bayer U.S. Finance II LLC
Ω	3.375%, 07/15/24	897	907,171
Ω	5.500%, 08/15/25	3,984	4,327,996
Bayer U.S. Finance LLC
#Ω	3.375%, 10/08/24	8,831	8,922,028
Berkshire Hathaway, Inc.
	3.125%, 03/15/26	5,552	5,740,542
Biogen, Inc.
	4.050%, 09/15/25	8,000	8,560,646
BLACK Hills Corp.
	4.350%, 05/01/33	1,000	1,106,640
BlackRock, Inc.
#	3.200%, 03/15/27	17,645	18,443,816
BMW US Capital LLC
Ω	2.800%, 04/11/26	5,500	5,533,276
Ω	3.300%, 04/06/27	4,000	4,113,113
BNP Paribas SA
Ω	3.500%, 11/16/27	8,631	8,840,981
Boeing Co. (The)
	2.500%, 03/01/25	3,526	3,510,044
	6.125%, 02/15/33	3,335	4,362,552
BP Capital Markets America, Inc.
	3.017%, 01/16/27	7,600	7,756,606
		Face Amount	Value†
		(000)

	Brown & Brown, Inc.
	4.200%, 09/15/24	1,261	$1,331,412
	Buckeye Partners L.P.
	4.150%, 07/01/23	1,058	1,039,892
	Bunge, Ltd. Finance Corp.
	3.750%, 09/25/27	6,075	6,034,579
	Burlington Northern Santa Fe LLC
	7.000%, 12/15/25	472	590,067
	CA, Inc.
	4.700%, 03/15/27	7,900	8,131,837
	Campbell Soup Co.
	3.300%, 03/19/25	4,229	4,251,461
#	4.150%, 03/15/28	5,571	5,867,154
	Canadian Natural Resources, Ltd.
#	7.200%, 01/15/32	2,950	3,909,737
#	6.450%, 06/30/33	3,800	4,782,264
	Canadian Pacific Railway Co.
	3.700%, 02/01/26	2,115	2,213,233
	Capital One Financial Corp.
	3.750%, 03/09/27	2,000	2,078,339
	Cardinal Health, Inc.
#	3.410%, 06/15/27	10,000	9,771,373
	CBS Corp.
#	3.500%, 01/15/25	1,058	1,090,264
	4.000%, 01/15/26	1,000	1,051,708
	2.900%, 01/15/27	6,600	6,435,361
	Celgene Corp.
	3.625%, 05/15/24	1,763	1,837,800
	CenterPoint Energy Resources Corp.
	4.000%, 04/01/28	3,000	3,194,994
	Cigna Holding Co.
	3.250%, 04/15/25	5,750	5,846,264
	Cincinnati Financial Corp.
	6.920%, 05/15/28	900	1,155,605
	Cisco Systems, Inc.
	2.500%, 09/20/26	3,000	3,036,923
	Citigroup, Inc.
	3.750%, 06/16/24	10	10,551
#	3.300%, 04/27/25	6,231	6,444,475
	Clorox Co. (The)
	3.900%, 05/15/28	1,000	1,093,915
	CMS Energy Corp.
	3.600%, 11/15/25	2,800	2,903,539
	CNA Financial Corp.
	4.500%, 03/01/26	6,830	7,373,453
	Coca-Cola Co. (The)
	2.250%, 09/01/26	2,200	2,195,176
	2.900%, 05/25/27	8,000	8,313,894
	Comcast Corp.
	3.150%, 03/01/26	4,000	4,140,308
#	4.250%, 01/15/33	4,000	4,488,178
	7.050%, 03/15/33	5,337	7,519,902
	Commonwealth Bank of Australia
Ω	2.850%, 05/18/26	18,373	18,617,158

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	ConocoPhillips
#	5.900%, 10/15/32	8,000	$10,395,152
	ConocoPhillips Co.
	4.950%, 03/15/26	5,000	5,697,667
	Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24	705	729,660
	Cox Communications, Inc.
Ω	3.850%, 02/01/25	5,741	6,019,054
	Credit Agricole SA
	3.875%, 04/15/24	78	82,430
	Credit Suisse AG
	3.625%, 09/09/24	1,299	1,364,584
	CRH America Finance, Inc.
Ω	3.950%, 04/04/28	2,280	2,383,720
	CVS Health Corp.
	3.375%, 08/12/24	1,243	1,271,152
	3.875%, 07/20/25	3,210	3,352,774
	Daimler Finance North America LLC
	8.500%, 01/18/31	9,188	13,627,213
	Danske Bank A.S.
#Ω	4.375%, 06/12/28	6,000	6,203,620
	Deere & Co.
	5.375%, 10/16/29	650	797,021
	Discovery Communications LLC
	3.250%, 04/01/23	353	359,386
	3.900%, 11/15/24	2,961	3,080,556
	3.450%, 03/15/25	4,263	4,326,393
#	4.900%, 03/11/26	4,000	4,377,788
	Dollar Tree, Inc.
	4.200%, 05/15/28	6,000	6,247,699
	Dominion Energy, Inc.
#	3.900%, 10/01/25	4,000	4,248,050
	Dover Corp.
	3.150%, 11/15/25	2,100	2,130,945
	DTE Energy Co.
	2.850%, 10/01/26	945	943,629
	6.375%, 04/15/33	10,407	13,538,254
	DXC Technology Co.
#	4.750%, 04/15/27	8,000	8,596,900
	E*TRADE Financial Corp.
	4.500%, 06/20/28	2,500	2,677,691
	Eastman Chemical Co.
	3.800%, 03/15/25	3,023	3,149,548
	Eaton Corp.
	4.000%, 11/02/32	10,000	11,077,762
	eBay, Inc.
	3.600%, 06/05/27	2,000	2,055,703
	Ecolab, Inc.
	2.700%, 11/01/26	2,000	2,021,766
	Electricite de France SA
Ω	3.625%, 10/13/25	5,797	6,124,750
	3.625%, 10/13/25	2,000	2,113,076
	Electronic Arts, Inc.
#	4.800%, 03/01/26	2,200	2,460,784
		Face Amount	Value†
		(000)

	Enbridge, Inc.
	3.500%, 06/10/24	705	$727,528
#	3.700%, 07/15/27	3,000	3,139,366
	Enel Finance International NV
Ω	3.500%, 04/06/28	8,000	8,021,407
Ω	4.875%, 06/14/29	4,000	4,405,275
	Energy Transfer Operating L.P.
	4.750%, 01/15/26	4,000	4,312,399
#	4.200%, 04/15/27	2,000	2,084,749
	Enterprise Products Operating LLC
	3.750%, 02/15/25	2,000	2,114,278
	3.700%, 02/15/26	6,000	6,321,480
	6.875%, 03/01/33	525	702,513
	EQT Corp.
#	3.900%, 10/01/27	5,930	5,303,745
	Exelon Corp.
	3.950%, 06/15/25	795	847,583
	3.400%, 04/15/26	5,400	5,589,301
	Express Scripts Holding Co.
	3.400%, 03/01/27	3,500	3,564,225
	Exxon Mobil Corp.
	3.043%, 03/01/26	20,686	21,480,570
	FedEx Corp.
#	3.400%, 02/15/28	3,000	3,105,893
	4.900%, 01/15/34	6,000	7,007,989
	Fidelity National Information Services, Inc.
	5.000%, 10/15/25	278	313,272
	Fifth Third Bancorp
#	3.950%, 03/14/28	2,943	3,185,294
	Fluor Corp.
#	4.250%, 09/15/28	5,000	5,208,332
	FMR LLC
Ω	4.950%, 02/01/33	1,000	1,194,543
	GATX Corp.
	3.250%, 03/30/25	2,820	2,838,543
	3.250%, 09/15/26	2,200	2,204,917
	General Dynamics Corp.
	2.125%, 08/15/26	6,500	6,363,096
	General Electric Co.
	6.750%, 03/15/32	9,273	11,622,444
	General Mills, Inc.
#	4.200%, 04/17/28	3,000	3,265,119
	General Motors Financial Co., Inc.
	5.250%, 03/01/26	7,000	7,542,250
	4.350%, 01/17/27	3,000	3,073,197
	Georgia Power Co.
	3.250%, 04/01/26	3,000	3,086,812
	Georgia-Pacific LLC
	7.750%, 11/15/29	4,960	7,027,785
	Gilead Sciences, Inc.
	3.650%, 03/01/26	2,000	2,111,325
	GlaxoSmithKline Capital, Inc.
	3.875%, 05/15/28	2,800	3,067,096
	5.375%, 04/15/34	8,000	10,197,516

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
	Face Amount	Value†
	(000)

Goldman Sachs Group, Inc. (The)
3.750%, 05/22/25	2,000	$2,090,216
# 3.750%, 02/25/26	1,100	1,151,460
# 6.125%, 02/15/33	9,000	11,709,718
Halliburton Co.
3.800%, 11/15/25	4,124	4,332,464
Harley-Davidson, Inc.
# 3.500%, 07/28/25	5,980	6,148,651
Hasbro, Inc.
3.500%, 09/15/27	2,820	2,885,906
Hewlett Packard Enterprise Co.
4.900%, 10/15/25	8,542	9,382,228
Honeywell International, Inc.
2.500%, 11/01/26	1,000	1,000,854
HSBC Holdings P.L.C.
4.300%, 03/08/26	4,000	4,277,101
Humana, Inc.
3.850%, 10/01/24	2,074	2,166,717
Husky Energy, Inc.
4.400%, 04/15/29	2,000	2,102,395
ING Groep NV
3.950%, 03/29/27	6,550	6,963,194
Inter-American Development Bank
6.750%, 07/15/27	1,058	1,377,232
Intercontinental Exchange, Inc.
3.750%, 12/01/25	1,750	1,866,270
International Business Machines Corp.
# 3.300%, 01/27/27	3,191	3,304,670
# 5.875%, 11/29/32	66	86,677
International Paper Co.
3.800%, 01/15/26	578	606,244
Janus Capital Group, Inc.
4.875%, 08/01/25	2,000	2,169,576
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27	3,000	3,184,259
JM Smucker Co. (The)
3.500%, 03/15/25	5,000	5,180,425
Johnson & Johnson
2.450%, 03/01/26	14,500	14,591,235
# 2.900%, 01/15/28	8,000	8,277,808
6.950%, 09/01/29	1,000	1,380,189
4.950%, 05/15/33	2,500	3,090,463
JPMorgan Chase & Co.
3.900%, 07/15/25	4,820	5,131,745
Juniper Networks, Inc.
4.500%, 03/15/24	2,327	2,499,972
Kellogg Co.
3.250%, 04/01/26	6,741	6,880,107
# 4.300%, 05/15/28	3,000	3,306,881
7.450%, 04/01/31	1,100	1,480,145
Keurig Dr Pepper, Inc.
3.400%, 11/15/25	1,660	1,684,755
		Face Amount	Value†
		(000)

	Kohl's Corp.
	4.750%, 12/15/23	781	$829,011
	Koninklijke KPN NV
	8.375%, 10/01/30	2,000	2,676,553
	Kraft Heinz Foods Co.
	3.950%, 07/15/25	8,000	8,318,938
	4.625%, 01/30/29	2,000	2,156,929
	Kroger Co. (The)
#	7.500%, 04/01/31	7,725	10,346,143
	L3Harris Technologies, Inc.
Ω	3.950%, 05/28/24	1,361	1,428,911
	Laboratory Corp. of America Holdings
	3.600%, 09/01/27	3,100	3,198,901
	Legg Mason, Inc.
	3.950%, 07/15/24	2,609	2,732,545
	4.750%, 03/15/26	3,205	3,461,256
	Leggett & Platt, Inc.
#	4.400%, 03/15/29	9,000	9,476,024
	Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29	3,000	3,309,449
	Lincoln National Corp.
	3.350%, 03/09/25	8,425	8,596,075
	Lloyds Banking Group P.L.C.
	3.750%, 01/11/27	5,000	5,074,133
	4.375%, 03/22/28	4,000	4,235,138
	Loews Corp.
	3.750%, 04/01/26	5,500	5,808,025
	Lowe's Cos., Inc.
	3.375%, 09/15/25	3,551	3,686,329
	LYB International Finance II BV
	3.500%, 03/02/27	2,000	2,029,071
	Macquarie Bank, Ltd.
Ω	3.900%, 01/15/26	5,000	5,256,930
	Manufacturers & Traders Trust Co.
	2.900%, 02/06/25	1,152	1,172,766
	Marathon Petroleum Corp.
	5.125%, 12/15/26	350	387,212
	Marriott International, Inc.
	4.000%, 04/15/28	2,000	2,111,937
	Mars, Inc.
Ω	3.600%, 04/01/34	2,000	2,152,330
	Marsh & McLennan Cos., Inc.
	3.500%, 03/10/25	1,500	1,566,782
	5.875%, 08/01/33	2,500	3,179,113
	Maxim Integrated Products, Inc.
	3.450%, 06/15/27	2,950	2,976,141
	McDonald's Corp.
	3.700%, 01/30/26	9,000	9,602,421
	McKesson Corp.
	3.796%, 03/15/24	201	209,771
	Mead Johnson Nutrition Co.
	4.125%, 11/15/25	1,460	1,590,418
	Merck Sharp & Dohme Corp.
	6.400%, 03/01/28	6,591	8,310,656

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	MetLife, Inc.
	6.500%, 12/15/32	300	$411,226
	Microsoft Corp.
	3.300%, 02/06/27	29,100	30,745,942
	Mitsubishi UFJ Financial Group, Inc.
	3.850%, 03/01/26	7,000	7,442,635
#	3.677%, 02/22/27	2,000	2,113,549
	Mizuho Financial Group, Inc.
	2.839%, 09/13/26	10,000	10,007,233
	Molson Coors Brewing Co.
	3.000%, 07/15/26	2,000	1,996,767
	Morgan Stanley
	3.875%, 01/27/26	3,000	3,176,486
	3.625%, 01/20/27	11,400	11,909,395
	Mosaic Co. (The)
#	4.050%, 11/15/27	4,000	4,138,194
	Motorola Solutions, Inc.
	4.600%, 05/23/29	10,000	10,623,151
	MPLX L.P.
	4.125%, 03/01/27	7,000	7,293,599
	Mylan NV
#	3.950%, 06/15/26	5,000	5,108,322
	Mylan, Inc.
	4.200%, 11/29/23	2,468	2,563,426
	National Australia Bank, Ltd.
Ω	3.500%, 01/10/27	14,790	15,585,028
	Nationwide Building Society
Ω	3.900%, 07/21/25	7,000	7,441,548
	NextEra Energy Capital Holdings, Inc.
	3.550%, 05/01/27	2,000	2,094,522
	NIKE, Inc.
	2.375%, 11/01/26	1,135	1,134,431
	Noble Energy, Inc.
#	3.850%, 01/15/28	2,000	2,042,372
	Nordstrom, Inc.
#	4.000%, 03/15/27	4,412	4,502,067
#	6.950%, 03/15/28	282	331,601
	Norfolk Southern Corp.
	5.640%, 05/17/29	2,048	2,496,136
	Novartis Capital Corp.
#	3.100%, 05/17/27	21,278	22,273,740
	Nucor Corp.
	3.950%, 05/01/28	6,000	6,532,806
	Nutrien, Ltd.
#	3.000%, 04/01/25	1,500	1,510,431
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	1,360	1,456,840
	Occidental Petroleum Corp.
	3.400%, 04/15/26	5,280	5,370,231
	Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.650%, 11/01/24	705	735,382
	ONEOK, Inc.
	4.000%, 07/13/27	3,915	4,087,650
	Oracle Corp.
	2.650%, 07/15/26	3,000	3,012,455
		Face Amount	Value†
		(000)

#	3.250%, 11/15/27	22,400	$23,361,680
#	3.250%, 05/15/30	7,966	8,282,187
O'Reilly Automotive, Inc.
	3.600%, 09/01/27	3,900	4,045,757
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.400%, 11/15/26	4,000	4,048,935
Pernod Ricard SA
#Ω	3.250%, 06/08/26	3,000	3,077,905
Pfizer, Inc.
#	2.750%, 06/03/26	4,770	4,878,081
#	3.000%, 12/15/26	11,817	12,204,080
Phillips 66 Partners L.P.
	3.550%, 10/01/26	4,550	4,642,862
PPG Industries, Inc.
#	3.750%, 03/15/28	2,000	2,126,191
Principal Financial Group, Inc.
#	3.400%, 05/15/25	1,177	1,226,409
	3.100%, 11/15/26	300	305,353
Procter & Gamble Co. (The)
#	2.850%, 08/11/27	9,000	9,300,976
Progressive Corp. (The)
	6.250%, 12/01/32	900	1,203,217
Province of British Columbia Canada
#	6.500%, 01/15/26	4,363	5,418,740
Prudential Financial, Inc.
	3.878%, 03/27/28	4,900	5,349,321
	5.750%, 07/15/33	2,000	2,499,905
QUALCOMM, Inc.
	3.450%, 05/20/25	7,026	7,322,515
Quest Diagnostics, Inc.
	3.500%, 03/30/25	582	602,285
Reinsurance Group of America, Inc.
	3.950%, 09/15/26	7,358	7,746,857
Rio Tinto Finance USA, Ltd.
#	7.125%, 07/15/28	2,120	2,852,050
Roche Holdings, Inc.
Ω	2.625%, 05/15/26	6,132	6,176,002
Ω	2.375%, 01/28/27	7,900	7,829,941
Rolls-Royce P.L.C.
Ω	3.625%, 10/14/25	4,000	4,119,500
Royal Bank of Scotland Group P.L.C.
	4.800%, 04/05/26	1,000	1,068,593
Royal Caribbean Cruises, Ltd.
	7.500%, 10/15/27	5,401	6,764,876
	3.700%, 03/15/28	2,474	2,500,270
salesforce.com, Inc.
	3.700%, 04/11/28	2,000	2,164,921
Santander Holdings USA, Inc.
	4.500%, 07/17/25	9,000	9,552,191
	4.400%, 07/13/27	2,000	2,115,843
Sempra Energy
	3.750%, 11/15/25	1,000	1,043,711
Shell International Finance BV
#	2.875%, 05/10/26	12,051	12,388,434

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	2.500%, 09/12/26	10,200	$10,207,296
Sherwin-Williams Co. (The)
	3.450%, 08/01/25	5,503	5,677,261
#	3.950%, 01/15/26	2,200	2,307,956
Siemens Financieringsmaatschappij NV
Ω	6.125%, 08/17/26	2,080	2,518,242
Solvay Finance America LLC
Ω	4.450%, 12/03/25	3,000	3,175,823
Southern Power Co.
	4.150%, 12/01/25	2,000	2,131,787
Southwest Airlines Co.
	3.000%, 11/15/26	2,000	2,012,964
Standard Chartered P.L.C.
#Ω	4.050%, 04/12/26	1,962	2,023,983
Statoil ASA
Ω	6.500%, 12/01/28	5,000	6,439,543
Stryker Corp.
	3.375%, 11/01/25	6,000	6,328,443
Sumitomo Mitsui Financial Group, Inc.
	3.784%, 03/09/26	4,000	4,246,135
	3.544%, 01/17/28	6,000	6,311,566
Suncor Energy, Inc.
	3.600%, 12/01/24	1,007	1,050,045
Sysco Corp.
	3.750%, 10/01/25	700	742,895
	3.300%, 07/15/26	12,345	12,744,204
Tapestry, Inc.
	4.250%, 04/01/25	8,534	8,941,883
Target Corp.
	2.500%, 04/15/26	9,230	9,323,731
TD Ameritrade Holding Corp.
#	3.625%, 04/01/25	1,526	1,607,725
Telefonica Europe BV
	8.250%, 09/15/30	9,275	13,293,789
Thomson Reuters Corp.
	3.850%, 09/29/24	112	115,529
TJX Cos., Inc. (The)
	2.250%, 09/15/26	1,975	1,933,652
Total System Services, Inc.
	4.800%, 04/01/26	5,970	6,587,480
	4.450%, 06/01/28	1,071	1,154,044
Toyota Motor Credit Corp.
	3.200%, 01/11/27	20,213	21,137,869
	3.050%, 01/11/28	14,430	14,955,213
TransCanada PipeLines, Ltd.
	4.875%, 01/15/26	450	501,010
Travelers Property Casualty Corp.
	6.375%, 03/15/33	2,133	2,937,234
UBS Group Funding Switzerland AG
Ω	4.125%, 09/24/25	9,500	10,134,429
Union Pacific Corp.
	3.950%, 09/10/28	4,930	5,363,311
		Face Amount	Value†
		(000)

	United Technologies Corp.
	7.500%, 09/15/29	5,114	$7,083,773
	UnitedHealth Group, Inc.
	3.750%, 07/15/25	2,133	2,277,573
	3.875%, 12/15/28	3,000	3,262,360
	Unum Group
	4.000%, 03/15/24	705	739,176
	3.875%, 11/05/25	9,000	9,325,927
	Valero Energy Corp.
	7.500%, 04/15/32	1,500	2,035,785
	Verizon Communications, Inc.
	3.376%, 02/15/25	653	681,429
	4.125%, 03/16/27	3,700	4,033,407
Ω	4.016%, 12/03/29	4,307	4,673,419
	4.500%, 08/10/33	4,500	5,087,247
	Viacom, Inc.
	4.250%, 09/01/23	353	371,959
	Vodafone Group P.L.C.
	7.875%, 02/15/30	8,125	11,029,020
	Walgreens Boots Alliance, Inc.
	3.450%, 06/01/26	9,000	9,178,095
	Wells Fargo & Co.
#	3.000%, 02/19/25	3,526	3,593,027
	3.000%, 04/22/26	5,700	5,753,197
	4.150%, 01/24/29	3,000	3,278,078
	Westpac Banking Corp.
	2.850%, 05/13/26	1,500	1,528,799
	2.700%, 08/19/26	10,595	10,689,046
	3.350%, 03/08/27	7,000	7,373,505
	WestRock MWV LLC
	8.200%, 01/15/30	4,885	6,624,879
	7.950%, 02/15/31	3,112	4,181,379
	Whirlpool Corp.
	3.700%, 05/01/25	2,468	2,548,379
	Williams Cos., Inc. (The)
	4.000%, 09/15/25	3,000	3,159,035
	3.750%, 06/15/27	2,771	2,854,051
	WRKCo, Inc.
	4.200%, 06/01/32	2,000	2,117,666
	Zimmer Biomet Holdings, Inc.
	3.550%, 04/01/25	3,000	3,100,185
	Zoetis, Inc.
#	3.000%, 09/12/27	1,500	1,522,150
	TOTAL BONDS		1,667,700,264
	TOTAL INVESTMENT SECURITIES		1,728,560,371

		Shares
SECURITIES LENDING COLLATERAL — (5.1%)
@§	DFA Short Term Investment Fund	8,039,146	93,020,956
TOTAL INVESTMENTS — (100.0%)
(Cost $1,757,492,352)^^			$1,821,581,327

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$60,860,107	—	$60,860,107
Bonds	—	1,667,700,264	—	1,667,700,264
Securities Lending Collateral	—	93,020,956	—	93,020,956
TOTAL	—	$1,821,581,327	—	$1,821,581,327

DFA Targeted Credit Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (97.2%)
AUSTRALIA — (3.2%)
Australia & New Zealand Banking Group, Ltd.
	2.550%, 11/23/21		886	$890,817
(r)Ω	3.394%, 11/23/21		1,750	1,770,858
	0.625%, 02/21/23	EUR	2,000	2,278,384
BHP Billiton Finance USA, Ltd.
	2.875%, 02/24/22		1,704	1,726,974
BHP Billiton Finance, Ltd.
	0.750%, 10/28/22	EUR	2,554	2,914,184
Commonwealth Bank of Australia
(r)	3.304%, 09/06/21		594	600,324
Ω	2.750%, 03/10/22		991	1,000,845
FMG Resources August 2006 Pty, Ltd.
	4.750%, 05/15/22		1,300	1,326,676
National Australia Bank, Ltd.
	2.800%, 01/10/22		1,000	1,013,885
	2.500%, 05/22/22		5,500	5,527,961
Westpac Banking Corp.
(r)	2.616%, 01/25/21		1,000	1,001,930
	2.500%, 06/28/22		2,500	2,514,105
	0.750%, 10/17/23	EUR	1,374	1,576,840
TOTAL AUSTRALIA				24,143,783
BELGIUM — (0.6%)
Anheuser-Busch InBev SA
	0.875%, 03/17/22	EUR	3,272	3,724,321
	0.800%, 04/20/23	EUR	1,000	1,148,418
TOTAL BELGIUM				4,872,739
CANADA — (4.6%)
Alimentation Couche-Tard, Inc.
#Ω	2.700%, 07/26/22		2,000	2,000,847
Bank of Montreal
	1.900%, 08/27/21		1,000	993,744
Bank of Nova Scotia (The)
	4.375%, 01/13/21		1,300	1,338,489
	2.700%, 03/07/22		2,000	2,022,220
	0.375%, 04/06/22	EUR	1,000	1,122,968
Canadian Imperial Bank of Commerce
	2.550%, 06/16/22		1,485	1,499,246
	2.300%, 07/11/22	CAD	3,000	2,286,187
Canadian National Railway Co.
	2.850%, 12/15/21		565	569,920
			Face Amount^	Value†
			(000)
CANADA — (Continued)
	Canadian Natural Resources, Ltd.
	3.450%, 11/15/21		2,800	$2,853,173
	2.950%, 01/15/23		1,000	1,010,206
	Cenovus Energy, Inc.
	5.700%, 10/15/19		70	70,855
	3.000%, 08/15/22		1,122	1,123,458
	Enbridge, Inc.
#	2.900%, 07/15/22		2,167	2,193,309
	3.190%, 12/05/22	CAD	1,000	778,429
	HSBC Bank Canada
	2.449%, 01/29/21	CAD	2,000	1,523,079
	Husky Energy, Inc.
	7.250%, 12/15/19		925	939,944
	Kinross Gold Corp.
#	5.125%, 09/01/21		2,250	2,329,425
	National Bank of Canada
(r)Ω	2.786%, 03/21/21		2,000	2,001,988
	Rogers Communications, Inc.
	4.000%, 06/06/22	CAD	2,500	1,985,755
	Toronto-Dominion Bank (The)
	2.125%, 04/07/21		1,000	998,921
	3.250%, 06/11/21		1,000	1,017,792
#	1.800%, 07/13/21		1,000	993,557
	TransCanada PipeLines, Ltd.
	2.500%, 08/01/22		600	598,770
	Videotron, Ltd.
	5.000%, 07/15/22		1,980	2,068,506
	TOTAL CANADA			34,320,788
DENMARK — (0.7%)
	Bayer Capital Corp BV
	0.625%, 12/15/22	EUR	1,500	1,689,563
	Bayer Capital Corp. BV
	1.250%, 11/13/23	EUR	1,260	1,462,511
	Danske Bank A.S.
Ω	2.750%, 09/17/20		1,500	1,501,163
Ω	2.800%, 03/10/21		700	700,941
	TOTAL DENMARK			5,354,178
FINLAND — (0.9%)
	Nokia Oyj
	3.375%, 06/12/22		2,228	2,263,247
	Nordea Bank AB
	1.000%, 02/22/23	EUR	1,803	2,079,782
	Nordea Bank Abp
	0.875%, 06/26/23	EUR	2,000	2,286,753
	TOTAL FINLAND			6,629,782

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
FRANCE — (2.8%)
Air Liquide Finance SA
	0.500%, 06/13/22	EUR	1,700	$1,921,120
BNP Paribas SA
	5.000%, 01/15/21		531	551,680
	0.500%, 06/01/22	EUR	2,800	3,165,745
BPCE SA
	2.650%, 02/03/21		700	702,351
	2.750%, 12/02/21		1,000	1,007,290
	1.125%, 12/14/22	EUR	1,200	1,388,813
Credit Agricole SA
	0.750%, 12/01/22	EUR	2,300	2,629,155
Danone SA
Ω	2.077%, 11/02/21		2,770	2,746,625
Electricite de France SA
	2.750%, 03/10/23	EUR	500	611,443
Orange SA
	4.125%, 09/14/21		900	932,210
Pernod Ricard SA
Ω	5.750%, 04/07/21		2,000	2,105,019
Societe Generale SA
Ω	2.625%, 09/16/20		500	500,951
Ω	2.500%, 04/08/21		1,000	999,920
	4.250%, 07/13/22	EUR	1,500	1,882,676
TOTAL FRANCE				21,144,998
GERMANY — (2.7%)
BMW Finance NV
	1.250%, 09/05/22	EUR	600	691,992
	0.500%, 11/22/22	EUR	1,400	1,581,147
BMW US Capital LLC
Ω	2.000%, 04/11/21		2,335	2,315,574
	0.625%, 04/20/22	EUR	750	847,717
Daimler Canada Finance, Inc.
	2.230%, 12/16/21	CAD	2,000	1,511,456
Daimler Finance North America LLC
#Ω	2.850%, 01/06/22		2,500	2,516,097
Deutsche Bank AG
	2.950%, 08/20/20		1,000	997,681
	3.125%, 01/13/21		500	497,179
	1.500%, 01/20/22	EUR	1,700	1,906,468
Deutsche Telekom International Finance BV
Ω	1.950%, 09/19/21		1,500	1,483,634
	4.250%, 07/13/22	EUR	800	1,001,095
Merck Financial Services GmbH
	4.500%, 03/24/20	EUR	800	912,682
Volkswagen International Finance NV
	0.875%, 01/16/23	EUR	1,000	1,139,945
Volkswagen Leasing GmbH
	2.125%, 04/04/22	EUR	900	1,050,746
	2.375%, 09/06/22	EUR	1,800	2,128,831
TOTAL GERMANY				20,582,244
			Face Amount^	Value†
			(000)
IRELAND — (1.6%)
	Abbott Ireland Financing DAC
	0.875%, 09/27/23	EUR	3,000	$3,456,255
	Ireland Government Bond
	0.000%, 10/18/22	EUR	3,900	4,386,594
	Johnson Controls International P.L.C.
	1.000%, 09/15/23	EUR	2,401	2,756,602
	Perrigo Finance Un, Ltd. Co.
	3.500%, 03/15/21		1,180	1,182,370
	TOTAL IRELAND			11,781,821
ITALY — (0.8%)
	Intesa Sanpaolo SpA
	0.875%, 06/27/22	EUR	500	565,697
Ω	3.125%, 07/14/22		2,000	1,998,074
	Italy Buoni Poliennali Del Tesoro
	1.200%, 04/01/22	EUR	2,820	3,196,713
	0.950%, 03/01/23	EUR	400	449,445
	TOTAL ITALY			6,209,929
JAPAN — (3.7%)
	Daiwa Securities Group, Inc.
Ω	3.129%, 04/19/22		1,500	1,514,360
	Honda Canada Finance, Inc.
	2.268%, 07/15/22	CAD	5,500	4,171,007
	Mitsubishi UFJ Financial Group, Inc.
	2.950%, 03/01/21		1,000	1,007,000
	0.980%, 10/09/23	EUR	1,500	1,724,018
	Mizuho Financial Group, Inc.
Ω	2.632%, 04/12/21		800	801,669
	2.953%, 02/28/22		3,500	3,533,253
	MUFG Bank, Ltd.
	0.875%, 03/11/22	EUR	2,068	2,349,256
	Shire Acquisitions Investments Ireland DAC
	2.400%, 09/23/21		3,684	3,676,688
	Sumitomo Mitsui Banking Corp.
	1.000%, 01/19/22	EUR	1,000	1,139,325
	Sumitomo Mitsui Financial Group, Inc.
	2.058%, 07/14/21		1,000	993,763
	2.784%, 07/12/22		400	403,340
	0.819%, 07/23/23	EUR	450	514,335
	Toyota Motor Credit Corp.
	2.600%, 01/11/22		5,776	5,832,073
	TOTAL JAPAN			27,660,087
LUXEMBOURG — (1.2%)
	Allergan Funding SCS
	1.500%, 11/15/23	EUR	1,100	1,289,191
	ArcelorMittal
	5.125%, 06/01/20		1,243	1,268,697

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
LUXEMBOURG — (Continued)
	0.950%, 01/17/23	EUR	2,000	$2,252,108
DH Europe Finance SA
	1.700%, 01/04/22	EUR	3,600	4,168,877
TOTAL LUXEMBOURG				8,978,873
NETHERLANDS — (4.0%)
ABB Finance BV
	0.625%, 05/03/23	EUR	2,500	2,850,078
ABN AMRO Bank NV
	0.500%, 07/17/23	EUR	500	568,279
Airbus Finance BV
Ω	2.700%, 04/17/23		500	506,395
Cooperatieve Rabobank UA
	2.375%, 05/22/23	EUR	3,700	4,498,562
	0.750%, 08/29/23	EUR	300	342,863
Enel Finance International NV
	5.000%, 09/14/22	EUR	622	799,304
Heineken NV
Ω	3.400%, 04/01/22		1,011	1,032,875
Iberdrola International BV
	1.750%, 09/17/23	EUR	500	598,727
ING Bank NV
Ω	2.750%, 03/22/21		1,500	1,506,848
	4.500%, 02/21/22	EUR	1,000	1,241,009
ING Groep NV
	0.750%, 03/09/22	EUR	1,600	1,812,101
Koninklijke Philips NV
	0.500%, 09/06/23	EUR	1,000	1,135,411
Mondelez International Holdings Netherlands BV
Ω	2.000%, 10/28/21		3,000	2,970,014
Mylan NV
#	3.750%, 12/15/20		885	899,055
Shell International Finance BV
#	2.250%, 01/06/23		2,000	2,003,182
Siemens Financieringsmaatschappij NV
Ω	1.700%, 09/15/21		1,000	988,778
	2.900%, 05/27/22		1,500	1,523,027
	0.375%, 09/06/23	EUR	1,966	2,238,193
Unilever NV
	0.000%, 04/29/20	EUR	1,000	1,108,942
	0.500%, 02/03/22	EUR	1,125	1,269,982
TOTAL NETHERLANDS				29,893,625
NORWAY — (0.2%)
DNB Bank ASA
	0.600%, 09/25/23	EUR	1,500	1,713,139
S.GEORGIA/S.SAN — (0.3%)
Credit Suisse Group Funding Guernsey, Ltd.
	1.250%, 04/14/22	EUR	2,100	2,405,912
			Face Amount^	Value†
			(000)
SPAIN — (1.2%)
	Banco Santander SA
	3.848%, 04/12/23		3,000	$3,112,357
	Iberdrola Finance Ireland DAC
Ω	5.000%, 09/11/19		99	99,229
	Spain Government Bond
	0.450%, 10/31/22	EUR	3,000	3,418,094
	Telefonica Emisiones SA
	5.462%, 02/16/21		1,185	1,236,749
	3.987%, 01/23/23	EUR	300	379,689
	Telefonica Emisiones SAU
	5.134%, 04/27/20		200	203,731
	2.242%, 05/27/22	EUR	400	473,166
	TOTAL SPAIN			8,923,015
SWEDEN — (1.0%)
	Svensk Exportkredit AB
	1.875%, 06/23/20		1,000	997,188
	Svenska Handelsbanken AB
	0.500%, 03/21/23	EUR	900	1,021,473
	Swedbank AB
	0.250%, 11/07/22	EUR	3,000	3,356,536
	Telefonaktiebolaget LM Ericsson
	4.125%, 05/15/22		2,000	2,060,500
	TOTAL SWEDEN			7,435,697
SWITZERLAND — (0.2%)
	Credit Suisse AG
	3.000%, 10/29/21		1,457	1,476,641
UNITED KINGDOM — (6.1%)
	Aon P.L.C.
	2.800%, 03/15/21		1,500	1,508,778
	AstraZeneca P.L.C.
	2.375%, 11/16/20		2,250	2,250,771
	2.375%, 06/12/22		1,500	1,504,165
	Barclays P.L.C.
	2.750%, 11/08/19		1,000	999,053
	1.500%, 04/01/22	EUR	1,100	1,257,193
	BAT International Finance P.L.C.
	3.625%, 11/09/21	EUR	700	841,145
	1.000%, 05/23/22	EUR	1,333	1,515,713
Ω	3.250%, 06/07/22		1,000	1,016,813
	2.375%, 01/19/23	EUR	500	597,563
	BP Capital Markets P.L.C.
	4.154%, 06/01/20	EUR	1,000	1,147,262
	3.561%, 11/01/21		2,000	2,056,670
	1.373%, 03/03/22	EUR	2,146	2,474,097
	British Telecommunications P.L.C.
	0.500%, 06/23/22	EUR	3,100	3,486,979
	Coca-Cola European Partners P.L.C.
	0.750%, 02/24/22	EUR	1,846	2,092,780
	2.625%, 11/06/23	EUR	1,200	1,475,175

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
	GlaxoSmithKline Capital P.L.C
	0.625%, 12/02/19	EUR	3,500	$3,885,344
	GlaxoSmithKline Capital P.L.C.
	2.850%, 05/08/22		1,000	1,014,770
	HSBC Holdings P.L.C.
	3.400%, 03/08/21		2,000	2,026,715
	4.000%, 03/30/22		700	725,820
	HSBC Holdings PLC
(r)	4.181%, 05/25/21		1,900	1,940,394
	Lloyds Banking Group P.L.C.
	3.100%, 07/06/21		1,000	1,011,324
	3.000%, 01/11/22		600	603,154
	Nationwide Building Society
	0.625%, 04/19/23	EUR	3,600	4,086,107
	Natwest Markets P.L.C.
	1.125%, 06/14/23	EUR	500	566,602
	PPL WEM, Ltd. / Western Power Distribution, Ltd.
Ω	5.375%, 05/01/21		500	517,153
	Santander UK Group Holdings P.L.C.
	2.875%, 08/05/21		1,000	999,340
	Sky P.L.C.
Ω	2.625%, 09/16/19		750	749,955
	TechnipFMC P.L.C.
	3.450%, 10/01/22		1,000	1,016,609
	Vodafone Group P.L.C.
	1.750%, 08/25/23	EUR	1,750	2,081,568
	TOTAL UNITED KINGDOM			45,449,012
UNITED STATES — (61.4%)
	ABB Finance USA, Inc.
	2.875%, 05/08/22		500	507,087
	AbbVie, Inc.
	2.900%, 11/06/22		2,500	2,523,141
	Activision Blizzard, Inc.
	2.600%, 06/15/22		600	602,588
	Aetna, Inc.
#	4.125%, 06/01/21		916	940,364
	Aflac, Inc.
#	3.625%, 06/15/23		500	524,003
	Agilent Technologies, Inc.
	5.000%, 07/15/20		435	445,218
	Aircastle, Ltd.
#	4.125%, 05/01/24		2,046	2,102,184
	Allergan Finance LLC
	3.250%, 10/01/22		1,000	1,013,953
	Allergan Funding SCS
	3.450%, 03/15/22		3,000	3,057,720
	Ally Financial, Inc.
	7.500%, 09/15/20		500	523,750
	4.125%, 02/13/22		1,525	1,570,292
	Altria Group, Inc.
	2.850%, 08/09/22		2,516	2,536,340
	Ameren Corp.
	2.700%, 11/15/20		1,525	1,527,316
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	American Express Co.
	2.500%, 08/01/22		3,000	$3,010,765
	American Express Credit Corp.
	0.625%, 11/22/21	EUR	700	789,103
	American Honda Finance Corp.
	0.550%, 03/17/23	EUR	1,500	1,699,845
	American International Group, Inc.
	4.875%, 06/01/22		1,750	1,867,822
	1.500%, 06/08/23	EUR	1,400	1,632,932
	AmerisourceBergen Corp.
	3.500%, 11/15/21		3,053	3,108,357
	Amgen, Inc.
	4.100%, 06/15/21		1,000	1,025,959
	1.250%, 02/25/22	EUR	4,160	4,751,841
	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp.
	5.500%, 10/15/19		500	501,532
	Anixter, Inc.
	5.125%, 10/01/21		1,175	1,214,386
#	5.500%, 03/01/23		220	234,850
	Anthem, Inc.
	4.350%, 08/15/20		200	203,973
	3.125%, 05/15/22		3,000	3,052,486
	Apache Corp.
	3.250%, 04/15/22		951	962,207
	Apple, Inc.
	2.300%, 05/11/22		500	502,849
	2.100%, 09/12/22		700	699,452
	Arconic, Inc.
	5.870%, 02/23/22		1,200	1,283,640
	Arrow Electronics, Inc.
	3.500%, 04/01/22		700	709,208
	Ashland LLC
	4.750%, 08/15/22		1,920	1,994,784
	AT&T, Inc.
	4.600%, 02/15/21		600	616,856
	3.875%, 08/15/21		300	308,756
	1.450%, 06/01/22	EUR	400	461,130
	1.050%, 09/05/23	EUR	500	577,190
	1.950%, 09/15/23	EUR	1,500	1,789,870
	AutoZone, Inc.
	2.500%, 04/15/21		1,695	1,697,791
	Avnet, Inc.
	4.875%, 12/01/22		3,000	3,178,972
	BAE Systems Holdings, Inc.
Ω	2.850%, 12/15/20		1,650	1,653,552
	Baker Hughes a GE Co. LLC
	3.200%, 08/15/21		309	313,301
	Ball Corp.
	4.375%, 12/15/20		500	510,000
	5.000%, 03/15/22		750	785,475
	Bank of America Corp.
	2.625%, 10/19/20		120	120,459

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	5.700%, 01/24/22		1,000	$1,079,945
	3.228%, 06/22/22	CAD	2,000	1,557,160
	1.625%, 09/14/22	EUR	1,050	1,223,527
	0.750%, 07/26/23	EUR	1,500	1,710,017
	Bank of New York Mellon Corp. (The)
	2.450%, 11/27/20		301	301,780
#	2.600%, 02/07/22		1,000	1,008,777
	3.500%, 04/28/23		1,550	1,611,992
	Baxalta, Inc.
	2.875%, 06/23/20		120	120,360
	Baxter International, Inc.
	1.700%, 08/15/21		2,500	2,462,832
	BB&T Corp.
	2.750%, 04/01/22		2,000	2,019,262
	Becton Dickinson and Co.
	3.125%, 11/08/21		2,700	2,733,562
	Bemis Co., Inc.
Ω	4.500%, 10/15/21		500	515,548
	Best Buy Co., Inc.
	5.500%, 03/15/21		2,000	2,080,055
	Biogen, Inc.
	3.625%, 09/15/22		3,500	3,618,716
	Booking Holdings, Inc.
	0.800%, 03/10/22	EUR	2,900	3,286,642
	2.150%, 11/25/22	EUR	1,160	1,374,769
	Boston Scientific Corp.
#	3.375%, 05/15/22		2,500	2,562,998
	Burlington Northern Santa Fe LLC
	3.450%, 09/15/21		1,000	1,022,060
	CA, Inc.
	5.375%, 12/01/19		700	705,588
	Campbell Soup Co.
	2.500%, 08/02/22		886	886,563
	Capital One Financial Corp.
	4.750%, 07/15/21		1,900	1,981,578
	3.200%, 01/30/23		2,000	2,038,787
	Carpenter Technology Corp.
	5.200%, 07/15/21		1,420	1,452,846
	Caterpillar Financial Services Corp.
(r)	2.752%, 09/07/21		1,815	1,815,778
	CBS Corp.
	3.375%, 03/01/22		1,000	1,021,270
	Celgene Corp.
	3.550%, 08/15/22		3,307	3,415,796
	CF Industries, Inc.
	3.450%, 06/01/23		240	242,400
	Charles Schwab Corp. (The)
	4.450%, 07/22/20		200	204,284
	Chevron Corp.
(r)	3.048%, 11/15/21		3,750	3,784,186
	2.498%, 03/03/22		1,000	1,008,887
	2.355%, 12/05/22		4,000	4,028,424
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Choice Hotels International, Inc.
	5.750%, 07/01/22		1,430	$1,534,590
	Church & Dwight Co., Inc.
	2.875%, 10/01/22		2,000	2,022,173
	Cigna Holding Co.
	4.000%, 02/15/22		2,400	2,475,993
	CIT Group, Inc.
	5.000%, 08/01/23		335	357,612
	Citigroup, Inc.
#	2.700%, 03/30/21		1,100	1,105,604
	1.375%, 10/27/21	EUR	400	458,334
	3.390%, 11/18/21	CAD	2,000	1,555,721
	Citizens Bank NA
	2.550%, 05/13/21		1,600	1,602,199
	2.650%, 05/26/22		1,000	1,005,707
	CMS Energy Corp.
	5.050%, 03/15/22		500	530,588
	CNA Financial Corp.
	5.750%, 08/15/21		720	765,392
	CNH Industrial Capital LLC
	3.875%, 10/15/21		1,000	1,023,160
	4.375%, 04/05/22		250	259,245
	Coca-Cola Co. (The)
	0.500%, 03/08/24	EUR	1,650	1,881,219
	Coca-Cola European Partners US LLC
	4.500%, 09/01/21		270	279,042
	Conagra Brands, Inc.
	3.200%, 01/25/23		2,643	2,687,245
	Consolidated Edison, Inc.
	2.000%, 05/15/21		1,860	1,849,741
	Constellation Brands, Inc.
	2.700%, 05/09/22		2,475	2,484,952
	3.200%, 02/15/23		1,000	1,021,021
	Continental Resources, Inc.
	4.500%, 04/15/23		1,050	1,096,328
	3.800%, 06/01/24		1,500	1,536,513
	Cox Communications, Inc.
Ω	3.250%, 12/15/22		2,192	2,238,265
	CVS Health Corp.
	2.800%, 07/20/20		500	501,818
	4.125%, 05/15/21		800	818,566
	2.125%, 06/01/21		500	496,748
	2.750%, 12/01/22		1,000	1,002,136
	DCP Midstream Operating L.P.
#	4.950%, 04/01/22		1,200	1,246,500
	Dell, Inc.
#	4.625%, 04/01/21		500	513,750
	Discovery Communications LLC
	4.375%, 06/15/21		2,176	2,245,422
	Dollar Tree, Inc.
	3.700%, 05/15/23		4,000	4,129,016
	Dow Chemical Co. (The)
	3.000%, 11/15/22		1,000	1,012,110

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Duke Energy Corp.
	2.400%, 08/15/22		1,775	$1,777,860
	E*TRADE Financial Corp.
	2.950%, 08/24/22		3,500	3,526,888
	Eastman Chemical Co.
	4.500%, 01/15/21		34	34,760
	1.500%, 05/26/23	EUR	1,000	1,170,671
	Eaton Corp.
	2.750%, 11/02/22		1,500	1,513,317
	eBay, Inc.
	2.875%, 08/01/21		1,500	1,510,476
#	2.600%, 07/15/22		500	502,403
	2.750%, 01/30/23		416	419,567
	Ecolab, Inc.
	4.350%, 12/08/21		1,224	1,280,867
	2.375%, 08/10/22		2,175	2,178,573
	Edgewell Personal Care Co.
	4.700%, 05/19/21		900	913,680
	4.700%, 05/24/22		850	864,875
	Edison International
#	2.400%, 09/15/22		2,454	2,403,492
	Electronic Arts, Inc.
	3.700%, 03/01/21		1,962	1,998,938
	EMC Corp.
	2.650%, 06/01/20		1,000	994,781
	3.375%, 06/01/23		131	129,356
	EMD Finance LLC
Ω	2.950%, 03/19/22		3,288	3,312,704
	Energy Transfer Partners L.P.
	3.600%, 02/01/23		2,500	2,561,362
	Enterprise Products Operating LLC
	5.250%, 01/31/20		400	405,533
	2.850%, 04/15/21		1,500	1,509,417
	Equifax, Inc.
	3.300%, 12/15/22		2,652	2,703,061
	Evergy, Inc.
#	4.850%, 06/01/21		915	944,894
	Eversource Energy
	2.500%, 03/15/21		900	900,299
	Exelon Corp.
	5.150%, 12/01/20		300	308,567
	Exelon Generation Co. LLC
	2.950%, 01/15/20		150	150,190
	4.000%, 10/01/20		1,000	1,013,608
	3.400%, 03/15/22		1,000	1,020,226
	4.250%, 06/15/22		500	521,820
	Express Scripts Holding Co.
	3.300%, 02/25/21		2,000	2,022,283
	3.900%, 02/15/22		500	516,691
	FedEx Corp.
	1.000%, 01/11/23	EUR	1,000	1,141,929
	Fidelity National Information Services, Inc.
	2.250%, 08/15/21		2,000	1,992,835
	Fifth Third Bancorp
	3.500%, 03/15/22		3,000	3,076,410
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Fluor Corp.
	1.750%, 03/21/23	EUR	3,500	$4,047,692
	Ford Credit Canada Co.
	2.766%, 06/22/22	CAD	2,500	1,874,451
	Ford Motor Credit Co. LLC
	3.200%, 01/15/21		800	802,947
#	3.336%, 03/18/21		1,500	1,507,894
	Fortune Brands Home & Security, Inc.
	3.000%, 06/15/20		500	501,830
	Gap, Inc. (The)
	5.950%, 04/12/21		1,296	1,349,899
	GATX Corp.
	4.750%, 06/15/22		3,000	3,172,615
	General Electric Co.
	0.375%, 05/17/22	EUR	3,000	3,348,559
	2.700%, 10/09/22		1,500	1,497,688
	General Mills, Inc.
	3.150%, 12/15/21		985	1,000,768
	General Motors Financial Co., Inc.
	3.200%, 07/06/21		2,800	2,823,021
	3.450%, 01/14/22		800	814,452
	Gilead Sciences, Inc.
	4.400%, 12/01/21		2,005	2,091,840
	Goldman Sachs Group Inc
	2.000%, 07/27/23	EUR	1,000	1,191,068
	Goldman Sachs Group, Inc. (The)
	5.375%, 03/15/20		500	508,945
	2.625%, 04/25/21		1,000	1,002,025
	5.250%, 07/27/21		750	789,624
	5.750%, 01/24/22		957	1,030,813
	3.250%, 02/01/23	EUR	291	358,345
	Graphic Packaging International LLC
	4.750%, 04/15/21		1,320	1,346,400
	4.875%, 11/15/22		700	729,750
	Harley-Davidson Financial Services, Inc.
Ω	2.550%, 06/09/22		3,500	3,476,795
	Hartford Financial Services Group, Inc. (The)
	5.125%, 04/15/22		400	428,014
	Hasbro, Inc.
	3.150%, 05/15/21		1,384	1,397,702
	Hewlett Packard Enterprise Co.
	3.600%, 10/15/20		236	238,788
	Honeywell International Inc
	0.650%, 02/21/20	EUR	2,200	2,447,213
	Huntington Bancshares, Inc.
	3.150%, 03/14/21		1,500	1,516,109
	2.300%, 01/14/22		400	398,562
	Huntington National Bank (The)
	2.400%, 04/01/20		500	499,950

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Illinois Tool Works, Inc.
	1.250%, 05/22/23	EUR	1,000	$1,164,257
	International Business Machines Corp.
	0.375%, 01/31/23	EUR	2,625	2,955,985
	1.250%, 05/26/23	EUR	1,500	1,746,813
	JPMorgan Chase & Co.
	2.550%, 10/29/20		400	400,488
	2.750%, 08/24/22	EUR	2,868	3,452,501
	0.625%, 01/25/24	EUR	1,333	1,514,429
	Kellogg Co.
	4.000%, 12/15/20		800	816,780
	0.800%, 11/17/22	EUR	2,840	3,241,137
	Keurig Dr Pepper, Inc.
	2.700%, 11/15/22		1,000	995,887
	KeyBank NA
	2.300%, 09/14/22		550	548,848
	KeyCorp
	2.900%, 09/15/20		700	704,713
	Kraft Heinz Foods Co.
	3.500%, 06/06/22		2,900	2,968,151
	Kroger Co. (The)
	3.300%, 01/15/21		1,167	1,181,170
	3.400%, 04/15/22		975	996,718
	2.800%, 08/01/22		1,500	1,512,399
	L Brands, Inc.
	5.625%, 02/15/22		974	1,023,187
	L3Harris Technologies, Inc.
	2.700%, 04/27/20		382	382,555
Ω	4.950%, 02/15/21		164	168,904
	Laboratory Corp. of America Holdings
	3.200%, 02/01/22		900	915,054
	Leidos Holdings, Inc.
	4.450%, 12/01/20		1,100	1,115,818
	Lennar Corp.
	6.625%, 05/01/20		600	613,500
	8.375%, 01/15/21		500	536,250
	4.125%, 01/15/22		1,400	1,429,750
	Liberty Mutual Group, Inc.
Ω	5.000%, 06/01/21		2,400	2,494,792
Ω	4.950%, 05/01/22		615	649,373
	Lincoln National Corp.
	6.250%, 02/15/20		300	305,712
	4.850%, 06/24/21		880	918,029
	LyondellBasell Industries NV
	6.000%, 11/15/21		1,677	1,788,760
	Macy's Retail Holdings, Inc.
	3.450%, 01/15/21		1,500	1,516,461
	3.875%, 01/15/22		500	506,170
#	2.875%, 02/15/23		363	357,610
	Manufacturers & Traders Trust Co.
	2.500%, 05/18/22		2,300	2,311,216
	Marathon Petroleum Corp.
	3.400%, 12/15/20		2,100	2,124,343
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Marriott International, Inc.
	2.875%, 03/01/21		800	$804,019
Marsh & McLennan Cos., Inc.
	2.750%, 01/30/22		2,260	2,283,747
Mattel, Inc.
	2.350%, 08/15/21		1,900	1,864,375
McDonald's Corp.
	1.000%, 11/15/23	EUR	2,000	2,324,728
Mead Johnson Nutrition Co.
	3.000%, 11/15/20		919	926,420
Meritage Homes Corp.
	7.150%, 04/15/20		1,300	1,332,500
MGM Resorts International
	7.750%, 03/15/22		2,000	2,234,400
Molson Coors Brewing Co.
	2.100%, 07/15/21		2,000	1,986,577
Morgan Stanley
	2.500%, 04/21/21		750	751,555
	5.500%, 07/28/21		200	211,590
	3.125%, 08/05/21	CAD	1,600	1,233,435
#	2.625%, 11/17/21		1,500	1,508,611
	1.875%, 03/30/23	EUR	500	590,723
Mosaic Co. (The)
	3.750%, 11/15/21		2,000	2,046,565
Murphy Oil Corp.
	4.000%, 06/01/22		1,021	1,021,000
Mylan, Inc.
Ω	3.125%, 01/15/23		1,000	1,004,001
National Grid North America, Inc.
	0.750%, 08/08/23	EUR	2,000	2,279,553
National Oilwell Varco, Inc.
	2.600%, 12/01/22		1,500	1,496,326
NetApp, Inc.
	3.375%, 06/15/21		2,000	2,021,818
	3.250%, 12/15/22		935	957,481
Newfield Exploration Co.
	5.750%, 01/30/22		2,420	2,583,043
Newmont Goldcorp Corp
	3.500%, 03/15/22		1,000	1,020,275
Newmont Goldcorp Corp.
Ω	3.625%, 06/09/21		1,700	1,726,901
NextEra Energy Capital Holdings, Inc.
	4.500%, 06/01/21		1,000	1,032,706
Nissan Motor Acceptance Corp. Floating Rate Note
(r)	2.720%, 09/28/20		1,500	1,500,400
Ω	2.550%, 03/08/21		1,100	1,098,419
#Ω	2.650%, 07/13/22		1,000	998,033
#Ω	2.600%, 09/28/22		1,000	996,977
Noble Energy, Inc.
	4.150%, 12/15/21		1,676	1,727,900
Nordstrom, Inc.
	4.750%, 05/01/20		1,000	1,015,353
	4.000%, 10/15/21		1,000	1,022,944

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Northern Trust Corp.
	3.375%, 08/23/21		1,684	$1,720,690
	Northrop Grumman Corp.
	2.550%, 10/15/22		3,000	3,011,814
	NuStar Logistics L.P.
	6.750%, 02/01/21		1,083	1,131,735
	NVIDIA Corp.
	2.200%, 09/16/21		1,493	1,488,957
	Occidental Petroleum Corp.
	3.125%, 02/15/22		206	208,688
	Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.625%, 05/01/22		3,011	3,098,968
	ONEOK, Inc.
	4.250%, 02/01/22		1,066	1,100,802
	Oracle Corp.
	2.500%, 05/15/22		4,250	4,277,080
#	2.500%, 10/15/22		1,951	1,965,626
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.375%, 02/01/22		2,104	2,142,125
Ω	4.250%, 01/17/23		1,709	1,793,265
	Philip Morris International, Inc.
	1.750%, 03/19/20	EUR	500	560,431
	2.375%, 08/17/22		2,291	2,290,712
	2.500%, 08/22/22		1,095	1,098,297
	Plains All American Pipeline L.P. / PAA Finance Corp.
	2.850%, 01/31/23		1,500	1,496,907
	PNC Bank NA
	2.550%, 12/09/21		3,500	3,517,978
	PolyOne Corp.
	5.250%, 03/15/23		1,400	1,487,500
	Praxair, Inc.
	1.200%, 02/12/24	EUR	3,000	3,523,005
	Precision Castparts Corp.
	2.500%, 01/15/23		806	810,977
	Procter & Gamble Co. (The)
	2.150%, 08/11/22		1,500	1,506,000
	Progress Energy, Inc.
	4.400%, 01/15/21		1,100	1,125,310
	QEP Resources, Inc.
	5.375%, 10/01/22		1,500	1,391,250
	QUALCOMM, Inc.
	3.000%, 05/20/22		1,145	1,164,579
	2.600%, 01/30/23		2,400	2,410,012
	Regions Financial Corp.
	3.200%, 02/08/21		1,300	1,313,333
	2.750%, 08/14/22		1,500	1,510,115
	Republic Services, Inc.
	3.550%, 06/01/22		1,000	1,027,510
	Rockies Express Pipeline LLC
Ω	5.625%, 04/15/20		1,100	1,125,943
	Rockwell Collins, Inc.
	2.800%, 03/15/22		2,000	2,020,966
	Roper Technologies, Inc.
	3.000%, 12/15/20		1,200	1,207,419
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	2.800%, 12/15/21		1,000	$1,005,756
	Ryder System, Inc.
	3.450%, 11/15/21		900	919,407
	3.400%, 03/01/23		2,000	2,053,269
	Santander Holdings USA, Inc.
	2.650%, 04/17/20		800	800,032
	3.700%, 03/28/22		1,000	1,022,228
	3.400%, 01/18/23		1,000	1,015,694
	SCANA Corp.
	6.250%, 04/01/20		242	246,366
#	4.750%, 05/15/21		440	451,188
	Sealed Air Corp.
#Ω	6.500%, 12/01/20		1,449	1,503,337
Ω	4.875%, 12/01/22		800	844,808
	Sempra Energy
	2.875%, 10/01/22		600	605,437
	Shell International Finance BV
	1.875%, 05/10/21		1,000	995,181
	Sherwin-Williams Co. (The)
	2.750%, 06/01/22		2,000	2,015,545
	Southern Co. (The)
	2.750%, 06/15/20		250	250,572
	Southern Power Co.
	2.500%, 12/15/21		898	902,171
	1.000%, 06/20/22	EUR	950	1,081,896
	Stryker Corp.
	2.625%, 03/15/21		2,086	2,092,518
	1.125%, 11/30/23	EUR	1,833	2,134,271
	Sunoco Logistics Partners Operations L.P.
	3.450%, 01/15/23		500	509,005
	SunTrust Bank
#	2.450%, 08/01/22		2,750	2,753,092
	SunTrust Banks, Inc.
	2.900%, 03/03/21		150	150,993
	Symantec Corp.
	4.200%, 09/15/20		1,000	1,015,897
#	3.950%, 06/15/22		1,200	1,211,509
	Sysco Corp.
	2.600%, 06/12/22		1,577	1,583,445
	1.250%, 06/23/23	EUR	375	431,024
	Thermo Fisher Scientific, Inc.
	4.500%, 03/01/21		830	857,022
	2.150%, 07/21/22	EUR	500	589,430
	Time Warner Cable LLC
	5.000%, 02/01/20		1,100	1,112,825
	4.125%, 02/15/21		100	101,732
	T-Mobile USA, Inc.
#	4.000%, 04/15/22		1,239	1,260,682
	Toll Brothers Finance Corp.
	5.875%, 02/15/22		1,100	1,163,129
	Total System Services, Inc.
	3.800%, 04/01/21		234	238,183
	Toyota Motor Credit Corp.
	2.625%, 01/10/23		1,055	1,066,949
	Travelers Cos., Inc. (The)
	3.900%, 11/01/20		250	255,224

DFA Targeted Credit Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
TRI Pointe Group, Inc.
4.875%, 07/01/21		1,100	$1,122,000
Tupperware Brands Corp.
4.750%, 06/01/21		1,700	1,742,163
Tyson Foods, Inc.
4.500%, 06/15/22		1,000	1,053,717
United Continental Holdings, Inc.
6.000%, 12/01/20		1,000	1,037,500
# 4.250%, 10/01/22		1,000	1,025,000
United Parcel Service, Inc.
0.375%, 11/15/23	EUR	3,632	4,100,636
United Technologies Corp.
1.250%, 05/22/23	EUR	607	703,688
UnitedHealth Group, Inc.
2.125%, 03/15/21		200	199,678
# 2.875%, 12/15/21		500	506,815
2.375%, 10/15/22		1,000	1,003,730
Unum Group
3.000%, 05/15/21		1,000	1,005,712
US Bancorp
2.625%, 01/24/22		1,000	1,008,217
Verizon Communications, Inc.
3.450%, 03/15/21		215	219,048
2.375%, 02/17/22	EUR	2,500	2,953,101
VF Corp.
# 3.500%, 09/01/21		1,040	1,061,906
VMware, Inc.
2.950%, 08/21/22		1,000	1,007,446
Walgreen Co.
3.100%, 09/15/22		500	508,104
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21		1,000	1,018,407
Waste Management, Inc.
4.600%, 03/01/21		1,288	1,327,075
Wells Fargo & Co.
2.500%, 03/04/21		2,000	2,007,144
2.094%, 04/25/22	CAD	3,000	2,261,297
1.500%, 09/12/22	EUR	750	871,489
Western Gas Partners L.P.
5.375%, 06/01/21		175	180,569
4.000%, 07/01/22		800	814,545
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Western Union Co. (The)
	5.253%, 04/01/20	1,000	$1,017,010
	Whirlpool Corp.
	4.850%, 06/15/21	436	453,614
	Williams Cos., Inc. (The)
	7.875%, 09/01/21	1,200	1,325,260
	4.000%, 11/15/21	1,848	1,901,791
	WR Berkley Corp.
	4.625%, 03/15/22	975	1,027,601
	WR Grace & Co-Conn
Ω	5.125%, 10/01/21	1,600	1,658,000
	Wyndham Destinations, Inc.
	4.250%, 03/01/22	2,400	2,429,280
	Xcel Energy, Inc.
	2.400%, 03/15/21	2,000	1,996,654
	Xilinx, Inc.
	3.000%, 03/15/21	989	996,230
	ZF North America Capital, Inc.
Ω	4.500%, 04/29/22	2,299	2,366,736
	Zimmer Biomet Holdings, Inc.
	3.150%, 04/01/22	1,345	1,363,339
	Zoetis, Inc.
	3.250%, 02/01/23	1,000	1,022,917
	TOTAL UNITED STATES		461,287,855
	TOTAL BONDS		730,264,118
U.S. TREASURY OBLIGATIONS — (0.3%)
	U.S. Treasury Notes
(r)	2.220%, 04/30/21	2,500	2,499,585
	TOTAL INVESTMENT SECURITIES		732,763,703

		Shares
SECURITIES LENDING COLLATERAL — (2.5%)
@§	DFA Short Term Investment Fund	1,600,980	18,524,943
TOTAL INVESTMENTS — (100.0%)
(Cost $752,373,255)^^			$751,288,646

As of July 31, 2019, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	1,477,754	EUR	1,315,740	Goldman Sachs International	08/01/19	$21,229
USD	2,351,254	EUR	2,085,993	National Australia Bank Ltd.	08/01/19	42,059
USD	59,899,996	EUR	52,567,784	Citibank, N.A.	08/01/19	1,707,436
USD	76,363,734	EUR	66,958,514	State Street Bank and Trust	08/02/19	2,240,629
USD	20,999,039	CAD	27,419,728	State Street Bank and Trust	08/09/19	220,130

DFA Targeted Credit Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	65,221,191	EUR	57,990,459	State Street Bank and Trust	08/19/19	$938,802
USD	63,273,343	EUR	56,473,005	Citibank, N.A.	09/27/19	473,713
USD	74,844,598	EUR	66,817,665	State Street Bank and Trust	09/30/19	522,915
Total Appreciation						$6,166,913
EUR	55,969,517	USD	62,428,399	Citibank, N.A.	08/01/19	$(470,119)
EUR	66,958,514	USD	74,656,734	State Street Bank and Trust	08/02/19	(533,629)
Total (Depreciation)						$(1,003,748)
Total Appreciation (Depreciation)						$5,163,165
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$24,143,783	—	$24,143,783
Belgium	—	4,872,739	—	4,872,739
Canada	—	34,320,788	—	34,320,788
Denmark	—	5,354,178	—	5,354,178
Finland	—	6,629,782	—	6,629,782
France	—	21,144,998	—	21,144,998
Germany	—	20,582,244	—	20,582,244
Ireland	—	11,781,821	—	11,781,821
Italy	—	6,209,929	—	6,209,929
Japan	—	27,660,087	—	27,660,087
Luxembourg	—	8,978,873	—	8,978,873
Netherlands	—	29,893,625	—	29,893,625
Norway	—	1,713,139	—	1,713,139
S.Georgia/S.San	—	2,405,912	—	2,405,912
Spain	—	8,923,015	—	8,923,015
Sweden	—	7,435,697	—	7,435,697
Switzerland	—	1,476,641	—	1,476,641
United Kingdom	—	45,449,012	—	45,449,012
United States	—	461,287,855	—	461,287,855
U.S. Treasury Obligations	—	2,499,585	—	2,499,585
Securities Lending Collateral	—	18,524,943	—	18,524,943
Forward Currency Contracts**	—	5,163,165	—	5,163,165
TOTAL	—	$756,451,811	—	$756,451,811
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Investment Grade Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (52.6%)
AUSTRALIA — (1.6%)
Australia & New Zealand Banking Group, Ltd.
	0.625%, 02/21/23	EUR	7,326	$8,345,721
	3.700%, 11/16/25		6,110	6,509,379
BHP Billiton Finance USA, Ltd.
	2.875%, 02/24/22		1,077	1,091,520
Commonwealth Bank of Australia
	5.000%, 03/19/20		784	797,141
	2.400%, 11/02/20		3,605	3,608,389
Ω	2.850%, 05/18/26		22,784	23,086,775
Ω	3.150%, 09/19/27		890	921,189
Macquarie Bank, Ltd.
Ω	3.900%, 01/15/26		24,711	25,980,801
National Australia Bank, Ltd.
	3.375%, 01/14/26		3,000	3,143,862
Ω	3.500%, 01/10/27		29,999	31,611,579
Rio Tinto Finance USA, Ltd.
#	7.125%, 07/15/28		1,270	1,708,539
Westpac Banking Corp.
	4.875%, 11/19/19		2,958	2,980,924
	2.850%, 05/13/26		10,267	10,464,117
#	2.700%, 08/19/26		5,052	5,096,844
#	3.350%, 03/08/27		27,267	28,721,909
TOTAL AUSTRALIA				154,068,689
CANADA — (0.9%)
Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27		2,780	2,843,492
Bank of Montreal
	1.375%, 12/29/21	GBP	1,900	2,338,021
Bank of Nova Scotia (The)
	4.375%, 01/13/21		2,092	2,153,938
Canadian Imperial Bank of Commerce
	0.750%, 03/22/23	EUR	10,200	11,701,034
Canadian Natural Resources, Ltd.
	3.850%, 06/01/27		3,898	4,033,433
Canadian Pacific Railway Co.
	2.900%, 02/01/25		3,024	3,088,043
	3.700%, 02/01/26		4,880	5,106,655
Enbridge, Inc.
#	3.500%, 06/10/24		1,280	1,320,902
#	3.700%, 07/15/27		1,575	1,648,167
Nutrien, Ltd.
	3.625%, 03/15/24		3,460	3,573,404
	3.000%, 04/01/25		3,460	3,484,061
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Province of Ontario Canada
	3.150%, 06/02/22	CAD	19,927	$15,651,860
Rogers Communications, Inc.
	3.000%, 03/15/23		1,765	1,797,540
Suncor Energy, Inc.
	3.600%, 12/01/24		2,406	2,508,845
Thomson Reuters Corp.
	4.300%, 11/23/23		5,120	5,427,624
	3.850%, 09/29/24		203	209,396
Toronto-Dominion Bank (The)
	2.125%, 04/07/21		7,407	7,399,008
	1.994%, 03/23/22	CAD	4,942	3,736,194
TransCanada PipeLines, Ltd.
	3.800%, 10/01/20		780	791,360
#	4.875%, 01/15/26		5,560	6,190,260
#	4.250%, 05/15/28		1,300	1,405,488
TOTAL CANADA				86,408,725
DENMARK — (0.4%)
Danske Bank A.S.
Ω	2.750%, 09/17/20		1,058	1,058,820
Ω	2.800%, 03/10/21		6,530	6,538,777
	0.750%, 06/02/23	EUR	4,700	5,337,158
Ω	4.375%, 06/12/28		2,000	2,067,873
Kommunekredit
	0.000%, 09/08/22	EUR	21,894	24,610,882
TOTAL DENMARK				39,613,510
FINLAND — (0.0%)
Nordea Bank Abp
	0.875%, 06/26/23	EUR	1,000	1,143,377
FRANCE — (1.1%)
Airbus SE
Ω	3.150%, 04/10/27		7,500	7,768,382
BNP Paribas SA
	3.250%, 03/03/23		1,920	1,981,843
BPCE SA
	0.375%, 10/05/23	EUR	8,100	9,142,290
	4.000%, 04/15/24		10,914	11,630,448
Credit Agricole SA
Ω	2.750%, 06/10/20		1,125	1,128,557
#	3.875%, 04/15/24		8,591	9,078,915
Electricite de France SA
#Ω	3.625%, 10/13/25		6,638	7,013,298
Pernod Ricard SA
Ω	4.450%, 01/15/22		6,474	6,784,628
#Ω	3.250%, 06/08/26		14,827	15,212,032
Sanofi
#	3.625%, 06/19/28		20,000	21,633,571
Total Capital International SA
	2.125%, 03/15/23	EUR	4,700	5,650,198

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
	3.750%, 04/10/24		9,600	$10,209,967
	TOTAL FRANCE			107,234,129
GERMANY — (0.1%)
	Deutsche Bank AG
	2.950%, 08/20/20		136	135,685
	Volkswagen Financial Services AG
	0.875%, 04/12/23	EUR	4,500	5,099,931
	1.375%, 10/16/23	EUR	3,500	4,042,926
	Volkswagen Group of America Finance LLC
Ω	2.400%, 05/22/20		699	698,347
	TOTAL GERMANY			9,976,889
IRELAND — (0.2%)
	Johnson Controls International P.L.C.
	1.000%, 09/15/23	EUR	13,315	15,287,026
JAPAN — (0.8%)
	Mitsubishi UFJ Financial Group, Inc.
	0.680%, 01/26/23	EUR	3,822	4,326,601
	3.850%, 03/01/26		12,000	12,758,802
#	3.677%, 02/22/27		4,465	4,718,498
	Mizuho Financial Group, Inc.
Ω	2.632%, 04/12/21		2,000	2,004,172
	1.020%, 10/11/23	EUR	5,461	6,296,755
#	2.839%, 09/13/26		18,000	18,013,019
	MUFG Bank, Ltd.
	3.250%, 09/08/24		3,237	3,338,812
	Nissan Motor Acceptance Corp.
Ω	2.125%, 03/03/20		1,680	1,676,145
	Nomura Holdings, Inc.
	6.700%, 03/04/20		1,394	1,429,169
	Sumitomo Mitsui Banking Corp.
	3.950%, 07/19/23		5,931	6,260,930
	Sumitomo Mitsui Financial Group, Inc.
	0.606%, 01/18/22	EUR	4,000	4,512,966
	3.784%, 03/09/26		5,242	5,564,560
	Takeda Pharmaceutical Co. Ltd.
	1.125%, 11/21/22	EUR	5,000	5,747,261
	Toyota Credit Canada, Inc.
	2.020%, 02/28/22	CAD	4,942	3,733,273
	Toyota Motor Credit Corp.
	3.300%, 01/12/22		2,605	2,668,942
	TOTAL JAPAN			83,049,905
			Face Amount^	Value†
			(000)
NETHERLANDS — (1.9%)
ABN AMRO Bank NV
	0.500%, 07/17/23	EUR	911	$1,035,404
Cooperatieve Rabobank UA
	3.875%, 02/08/22		4,090	4,242,499
	0.750%, 08/29/23	EUR	1,200	1,371,454
#	3.375%, 05/21/25		17,522	18,421,988
Enel Finance International NV
Ω	3.500%, 04/06/28		2,800	2,807,492
Ω	4.875%, 06/14/29		10,000	11,013,187
Heineken NV
Ω	2.750%, 04/01/23		2,219	2,238,467
ING Bank NV
Ω	2.050%, 08/15/21		5,000	4,952,942
ING Groep NV
	1.000%, 09/20/23	EUR	1,800	2,073,740
	3.950%, 03/29/27		10,000	10,630,831
Mylan NV
#	3.950%, 06/15/26		18,167	18,560,577
Shell International Finance BV
	2.250%, 11/10/20		4,646	4,650,498
	3.250%, 05/11/25		31,117	32,543,323
	2.875%, 05/10/26		29,810	30,644,696
#	2.500%, 09/12/26		11,169	11,176,989
Siemens Financieringsmaatschappij NV
Ω	6.125%, 08/17/26		7,621	9,226,693
Telefonica Europe BV
	8.250%, 09/15/30		13,567	19,445,481
Volkswagen Financial Services NV
	1.625%, 06/09/22	GBP	5,000	6,122,150
TOTAL NETHERLANDS				191,158,411
NEW ZEALAND — (0.1%)
ANZ New Zealand International Ltd.
Ω	3.450%, 07/17/27		6,000	6,216,781
NORWAY — (0.1%)
Equinor ASA
	2.450%, 01/17/23		3,586	3,612,144
	0.875%, 02/17/23	EUR	2,913	3,348,024
	2.650%, 01/15/24		6,950	7,057,864
TOTAL NORWAY				14,018,032
SPAIN — (0.2%)
Banco Santander SA
	3.800%, 02/23/28		7,000	7,184,207
Iberdrola Finance Ireland DAC
Ω	5.000%, 09/11/19		713	714,649
Telefonica Emisiones SA
	5.462%, 02/16/21		829	865,202
	3.987%, 01/23/23	EUR	1,000	1,265,632
	4.570%, 04/27/23		7,532	8,105,971
TOTAL SPAIN				18,135,661

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.2%)
	European Financial Stability Facility
	0.000%, 11/17/22	EUR	19,769	$22,299,481
	Inter-American Development Bank
	6.750%, 07/15/27		1,942	2,527,963
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			24,827,444
SWEDEN — (1.0%)
	Kommuninvest I Sverige AB
	0.250%, 06/01/22	SEK	296,540	31,095,853
	1.000%, 11/13/23	SEK	500,000	54,071,501
	Svenska Handelsbanken AB
	0.250%, 02/28/22	EUR	9,390	10,533,379
	0.500%, 03/21/23	EUR	1,000	1,134,970
	Swedbank AB
	0.300%, 09/06/22	EUR	4,800	5,369,491
	TOTAL SWEDEN			102,205,194
SWITZERLAND — (0.4%)
	Credit Suisse AG
#	3.000%, 10/29/21		3,011	3,051,590
	3.625%, 09/09/24		16,929	17,783,718
	UBS AG Stamford CT
	2.375%, 08/14/19		148	148,003
	UBS Group Funding Switzerland AG
Ω	4.125%, 09/24/25		20,990	22,391,755
	TOTAL SWITZERLAND			43,375,066
UNITED KINGDOM — (2.4%)
	Aon P.L.C.
	4.000%, 11/27/23		4,000	4,217,879
	3.500%, 06/14/24		9,147	9,530,044
	AstraZeneca P.L.C
	3.375%, 11/16/25		8,259	8,622,708
	4.000%, 01/17/29		2,000	2,185,999
	AstraZeneca P.L.C.
	2.375%, 11/16/20		2,316	2,316,794
	AXIS Specialty Finance P.L.C.
#	4.000%, 12/06/27		20,320	21,034,438
	Barclays P.L.C.
	2.750%, 11/08/19		626	625,407
	1.500%, 04/01/22	EUR	2,800	3,200,128
	3.650%, 03/16/25		14,330	14,350,062
	4.375%, 01/12/26		9,970	10,296,494
	BAT International Finance P.L.C.
	2.375%, 01/19/23	EUR	5,895	7,045,269
	BP Capital Markets P.L.C.
	3.535%, 11/04/24		2,240	2,351,824
#	3.017%, 01/16/27		1,700	1,695,746
	3.279%, 09/19/27		11,000	11,410,052
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
	British Telecommunications P.L.C.
	1.125%, 03/10/23	EUR	2,800	$3,231,706
#	5.125%, 12/04/28		5,000	5,650,519
	Coca-Cola European Partners P.L.C.
	1.125%, 05/26/24	EUR	7,555	8,855,574
	HSBC Holdings P.L.C.
	3.400%, 03/08/21		4,100	4,154,766
	4.000%, 03/30/22		5,009	5,193,758
#	4.300%, 03/08/26		13,270	14,189,281
	3.900%, 05/25/26		12,666	13,280,337
	HSBC USA, Inc.
	2.375%, 11/13/19		317	316,895
	Lloyds Banking Group P.L.C.
	3.750%, 01/11/27		10,250	10,401,974
	4.375%, 03/22/28		4,000	4,235,138
	Nationwide Building Society
Ω	3.900%, 07/21/25		4,600	4,890,160
	NatWest Markets P.L.C.
	0.625%, 03/02/22	EUR	4,800	5,364,878
	Rolls-Royce P.L.C.
Ω	3.625%, 10/14/25		20,258	20,863,209
	Royal Bank of Scotland Group P.L.C.
	2.500%, 03/22/23	EUR	4,900	5,772,673
	4.800%, 04/05/26		4,800	5,129,246
	Santander UK P.L.C.
	4.000%, 03/13/24		8,788	9,224,468
	Standard Chartered P.L.C.
#Ω	4.050%, 04/12/26		4,380	4,518,371
	TechnipFMC P.L.C.
	3.450%, 10/01/22		4,235	4,305,340
	Vodafone Group P.L.C.
	7.875%, 02/15/30		7,107	9,647,169
	TOTAL UNITED KINGDOM			238,108,306
UNITED STATES — (41.2%)
	3M Co.
	2.875%, 10/15/27		14,390	14,706,499
	ABB Finance USA, Inc.
#	2.875%, 05/08/22		3,884	3,939,052
	Abbott Ireland Financing DAC
	0.000%, 09/27/20	EUR	864	958,011
	Abbott Laboratories
	2.950%, 03/15/25		12,469	12,767,514
	AbbVie, Inc.
	2.900%, 11/06/22		2,800	2,825,918
	3.600%, 05/14/25		18,850	19,421,848
	4.250%, 11/14/28		25,500	27,242,649
	Activision Blizzard, Inc.
	3.400%, 06/15/27		6,308	6,454,388
	Adobe, Inc.
	3.250%, 02/01/25		1,920	1,994,493
	Advance Auto Parts, Inc.
	4.500%, 12/01/23		1,186	1,264,624

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Aetna, Inc.
2.750%, 11/15/22		8,320	$8,337,172
3.500%, 11/15/24		5,359	5,515,466
Affiliated Managers Group, Inc.
3.500%, 08/01/25		3,410	3,489,542
Aflac, Inc.
3.250%, 03/17/25		11,007	11,404,464
Agilent Technologies, Inc.
5.000%, 07/15/20		17	17,399
Ahold Finance USA LLC
6.875%, 05/01/29		704	881,040
Alabama Power Co.
2.800%, 04/01/25		2,560	2,567,180
Albemarle Corp.
4.150%, 12/01/24		7,365	7,757,341
Allergan Finance LLC
3.250%, 10/01/22		7,562	7,667,515
Allergan Funding SCS
3.450%, 03/15/22		12,881	13,128,831
# 3.800%, 03/15/25		2,471	2,559,515
Allstate Corp. (The)
5.350%, 06/01/33		7,500	9,398,114
Alphabet, Inc.
1.998%, 08/15/26		7,385	7,220,298
Altria Group, Inc.
4.750%, 05/05/21		208	216,189
Amazon.com, Inc.
3.150%, 08/22/27		9,200	9,664,817
Ameren Corp.
2.700%, 11/15/20		988	989,500
3.650%, 02/15/26		10,631	11,038,358
American Express Credit Corp.
2.250%, 05/05/21		148	147,974
3.300%, 05/03/27		16,929	17,778,660
American Honda Finance Corp.
0.550%, 03/17/23	EUR	4,900	5,552,826
2.300%, 09/09/26		21,110	20,640,005
American International Group, Inc.
3.300%, 03/01/21		1,483	1,502,807
4.875%, 06/01/22		1,425	1,520,940
1.500%, 06/08/23	EUR	2,000	2,332,760
4.125%, 02/15/24		10,069	10,707,453
3.750%, 07/10/25		9,247	9,739,576
3.900%, 04/01/26		6,429	6,789,429
4.200%, 04/01/28		2,100	2,253,753
American Water Capital Corp.
3.850%, 03/01/24		2,115	2,225,692
2.950%, 09/01/27		584	590,102
Ameriprise Financial, Inc.
5.300%, 03/15/20		129	131,263
4.000%, 10/15/23		3,722	3,953,156
2.875%, 09/15/26		6,175	6,228,321
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
AmerisourceBergen Corp.
3.400%, 05/15/24	1,223	$1,259,774
3.450%, 12/15/27	3,000	3,076,344
Amgen, Inc.
4.100%, 06/15/21	6,993	7,174,532
3.625%, 05/22/24	6,399	6,715,897
# 3.125%, 05/01/25	3,200	3,270,749
# 2.600%, 08/19/26	10,375	10,244,728
Analog Devices, Inc.
3.900%, 12/15/25	4,965	5,261,751
3.500%, 12/05/26	11,977	12,351,185
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 04/13/28	14,000	15,195,889
4.900%, 01/23/31	2,000	2,325,082
Anthem, Inc.
4.350%, 08/15/20	1,087	1,108,594
3.125%, 05/15/22	2,177	2,215,088
3.500%, 08/15/24	4,986	5,162,877
3.650%, 12/01/27	4,000	4,143,845
4.101%, 03/01/28	16,600	17,661,843
Aon Corp.
5.000%, 09/30/20	810	833,796
Apache Corp.
3.250%, 04/15/22	3,282	3,320,675
4.375%, 10/15/28	5,000	5,077,715
Apple, Inc.
2.500%, 02/09/25	4,560	4,592,782
3.250%, 02/23/26	19,942	20,836,918
# 2.450%, 08/04/26	17,090	17,064,624
3.350%, 02/09/27	33,607	35,377,895
3.000%, 06/20/27	11,436	11,794,128
# 3.000%, 11/13/27	26,919	27,847,648
Applied Materials, Inc.
3.300%, 04/01/27	16,750	17,517,555
Archer-Daniels-Midland Co.
2.500%, 08/11/26	4,942	4,940,645
Arizona Public Service Co.
3.150%, 05/15/25	9,580	9,858,753
Arrow Electronics, Inc.
3.875%, 01/12/28	12,338	12,319,550
Associated Banc-Corp
2.750%, 11/15/19	53	52,996
Assurant, Inc.
4.000%, 03/15/23	6,399	6,590,942
AT&T, Inc.
4.000%, 01/15/22	1,152	1,195,111
3.550%, 06/01/24	4,480	4,655,196
3.950%, 01/15/25	9,885	10,443,857
3.400%, 05/15/25	23,617	24,292,236
3.600%, 07/15/25	12,500	12,982,225
3.800%, 02/15/27	8,782	9,155,202
Autodesk, Inc.
3.125%, 06/15/20	372	373,431
4.375%, 06/15/25	3,015	3,201,152
# 3.500%, 06/15/27	12,009	12,205,429

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Automatic Data Processing, Inc.
	3.375%, 09/15/25	12,356	$13,100,608
AutoZone, Inc.
	2.875%, 01/15/23	11,988	12,097,403
#	3.125%, 07/15/23	1,270	1,294,465
	3.250%, 04/15/25	6,203	6,351,464
#	3.125%, 04/21/26	988	1,001,103
Avnet, Inc.
#	4.625%, 04/15/26	5,560	5,896,216
BAE Systems Holdings, Inc.
Ω	2.850%, 12/15/20	1,239	1,241,667
Baker Hughes a GE Co. LLC
	3.200%, 08/15/21	183	185,547
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27	1,900	1,931,235
Baltimore Gas & Electric Co.
	2.400%, 08/15/26	692	677,161
Bank of America Corp.
	4.000%, 04/01/24	6,120	6,509,420
#	3.875%, 08/01/25	2,350	2,505,465
(r)	3.419%, 12/20/28	15,341	15,784,357
Bank of New York Mellon Corp. (The)
	3.650%, 02/04/24	10,524	11,098,856
	3.000%, 02/24/25	1,913	1,962,180
	2.800%, 05/04/26	7,088	7,195,692
Baxalta, Inc.
	2.875%, 06/23/20	141	141,423
Baxter International, Inc.
	2.600%, 08/15/26	4,951	4,932,833
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25	2,240	2,433,411
Bayer U.S. Finance LLC
Ω	2.375%, 10/08/19	4,739	4,734,661
#Ω	3.375%, 10/08/24	12,544	12,673,301
BB&T Corp.
	3.700%, 06/05/25	14,345	15,215,090
Beam Suntory, Inc.
	3.250%, 06/15/23	1,743	1,768,861
Bemis Co., Inc.
Ω	4.500%, 10/15/21	640	659,902
Berkshire Hathaway, Inc.
	3.125%, 03/15/26	33,128	34,253,001
Best Buy Co., Inc.
#	4.450%, 10/01/28	19,493	20,756,616
Biogen, Inc.
	2.900%, 09/15/20	14,678	14,744,522
	4.050%, 09/15/25	8,950	9,577,222
BlackRock, Inc.
	3.200%, 03/15/27	24,563	25,675,005
BMW US Capital LLC
Ω	2.800%, 04/11/26	21,530	21,660,261
Ω	3.300%, 04/06/27	6,742	6,932,651
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Boeing Co. (The)
8.750%, 08/15/21		977	$1,096,304
2.500%, 03/01/25		6,399	6,370,043
2.600%, 10/30/25		3,568	3,557,505
Booking Holdings, Inc.
0.800%, 03/10/22	EUR	2,000	2,266,650
2.150%, 11/25/22	EUR	4,020	4,764,286
3.600%, 06/01/26		12,494	13,133,825
# 3.550%, 03/15/28		5,000	5,271,036
Boston Scientific Corp.
4.125%, 10/01/23		1,472	1,560,360
BP Capital Markets America, Inc.
3.245%, 05/06/22		2,848	2,920,515
3.119%, 05/04/26		8,415	8,654,809
3.017%, 01/16/27		11,773	12,015,596
Bristol-Myers Squibb Co.
2.000%, 08/01/22		4,244	4,205,731
Brown & Brown, Inc.
4.200%, 09/15/24		4,660	4,920,208
Buckeye Partners L.P.
4.150%, 07/01/23		1,920	1,887,138
Bunge, Ltd. Finance Corp.
3.750%, 09/25/27		14,400	14,304,187
Burlington Northern Santa Fe LLC
# 3.000%, 04/01/25		4,279	4,396,789
7.000%, 12/15/25		858	1,072,621
CA, Inc.
4.700%, 03/15/27		17,502	18,015,622
Campbell Soup Co.
4.250%, 04/15/21		1,024	1,050,485
2.500%, 08/02/22		1,939	1,940,233
3.300%, 03/19/25		4,045	4,066,483
4.150%, 03/15/28		9,628	10,139,824
Capital One Financial Corp.
4.750%, 07/15/21		1,956	2,039,983
# 3.750%, 04/24/24		4,607	4,848,554
3.200%, 02/05/25		2,700	2,754,739
3.750%, 03/09/27		7,165	7,445,651
3.800%, 01/31/28		3,000	3,104,955
Cardinal Health, Inc.
4.625%, 12/15/20		640	657,705
3.200%, 06/15/22		3,840	3,889,079
# 3.410%, 06/15/27		17,718	17,312,920
Caterpillar, Inc.
2.600%, 06/26/22		2,531	2,561,239
3.400%, 05/15/24		1,823	1,915,207
CBS Corp.
3.500%, 01/15/25		2,364	2,436,090
2.900%, 01/15/27		26,061	25,410,899
7.875%, 07/30/30		1,137	1,548,548
Celgene Corp.
4.000%, 08/15/23		8,237	8,681,994
3.625%, 05/15/24		4,433	4,621,083

DFA Investment Grade Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
CenterPoint Energy Resources Corp.
4.500%, 01/15/21	1,549	$1,584,644
4.000%, 04/01/28	4,800	5,111,990
Charles Schwab Corp. (The)
3.000%, 03/10/25	12,777	13,048,600
Chevron Corp.
2.954%, 05/16/26	11,356	11,742,050
Chubb INA Holdings, Inc.
2.875%, 11/03/22	1,852	1,884,632
2.700%, 03/13/23	2,965	3,011,676
3.350%, 05/15/24	5,120	5,365,803
Cigna Holding Co.
4.000%, 02/15/22	743	766,526
3.250%, 04/15/25	4,500	4,575,337
Cincinnati Financial Corp.
6.920%, 05/15/28	4,000	5,136,024
Citigroup, Inc.
4.500%, 01/14/22	1,472	1,544,024
3.750%, 06/16/24	2,560	2,700,996
3.300%, 04/27/25	7,679	7,942,084
Clorox Co. (The)
3.100%, 10/01/27	5,077	5,253,573
# 3.900%, 05/15/28	16,112	17,625,152
CME Group, Inc.
3.000%, 03/15/25	2,833	2,933,032
CMS Energy Corp.
3.875%, 03/01/24	1,725	1,802,433
3.600%, 11/15/25	3,163	3,279,962
3.000%, 05/15/26	4,942	4,986,119
CNA Financial Corp.
4.500%, 03/01/26	22,057	23,812,043
Coca-Cola Co. (The)
3.200%, 11/01/23	13,789	14,369,977
2.250%, 09/01/26	12,603	12,575,367
# 2.900%, 05/25/27	13,535	14,066,069
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	2,731	3,345,349
Comcast Corp.
3.375%, 08/15/25	4,946	5,167,423
3.150%, 03/01/26	9,198	9,520,638
3.150%, 02/15/28	5,000	5,131,377
7.050%, 03/15/33	2,200	3,099,829
Conagra Brands, Inc.
3.200%, 01/25/23	4,643	4,720,725
ConocoPhillips Co.
4.950%, 03/15/26	14,827	16,895,861
ConocoPhillips Holding Co.
6.950%, 04/15/29	9,700	13,043,795
Consolidated Edison Co. of New York, Inc.
3.300%, 12/01/24	1,280	1,324,773
Constellation Brands, Inc.
# 3.600%, 02/15/28	6,325	6,598,434
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Corning, Inc.
	3.700%, 11/15/23	2,710	$2,816,120
Costco Wholesale Corp.
	3.000%, 05/18/27	19,300	20,002,237
Cox Communications, Inc.
Ω	3.850%, 02/01/25	6,790	7,118,860
Ω	3.500%, 08/15/27	1,200	1,227,990
CRH America Finance, Inc.
Ω	3.950%, 04/04/28	1,520	1,589,147
CSX Corp.
	4.250%, 06/01/21	748	769,085
CVS Health Corp.
	2.800%, 07/20/20	1,913	1,919,957
	2.125%, 06/01/21	1,285	1,276,641
	3.375%, 08/12/24	14,857	15,193,491
	3.875%, 07/20/25	13,408	14,004,361
Daimler Finance North America LLC
Ω	3.250%, 08/01/24	2,072	2,121,318
	8.500%, 01/18/31	28,596	42,412,253
Danaher Corp.
	3.350%, 09/15/25	1,483	1,558,211
Deere & Co.
	5.375%, 10/16/29	467	572,629
Diageo Investment Corp.
	2.875%, 05/11/22	131	133,058
Discovery Communications LLC
	3.500%, 06/15/22	7,694	7,853,924
	3.250%, 04/01/23	640	651,578
	3.900%, 11/15/24	5,376	5,593,065
	3.450%, 03/15/25	5,671	5,755,330
Dollar General Corp.
	3.250%, 04/15/23	6,733	6,902,333
	4.150%, 11/01/25	1,604	1,728,076
Dollar Tree, Inc.
	4.200%, 05/15/28	35,940	37,423,717
Dominion Energy Gas Holdings LLC
	2.800%, 11/15/20	7,166	7,202,241
Dominion Energy, Inc.
	3.900%, 10/01/25	10,013	10,633,931
Dow Chemical Co. (The)
	3.000%, 11/15/22	1,694	1,714,514
	3.500%, 10/01/24	7,452	7,725,383
DTE Energy Co.
	3.850%, 12/01/23	960	1,004,051
	2.850%, 10/01/26	1,000	998,549
	6.375%, 04/15/33	2,305	2,998,527
Duke Energy Corp.
	3.750%, 04/15/24	5,705	5,992,190
DXC Technology Co.
	4.450%, 09/18/22	3,200	3,353,745
	4.750%, 04/15/27	25,329	27,218,860
E*TRADE Financial Corp.
	4.500%, 06/20/28	8,496	9,099,865

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Eastman Chemical Co.
	2.700%, 01/15/20		137	$137,069
	4.500%, 01/15/21		88	89,967
	3.600%, 08/15/22		297	304,012
	1.500%, 05/26/23	EUR	7,630	8,932,217
	3.800%, 03/15/25		9,527	9,925,816
	Eaton Corp.
	4.000%, 11/02/32		11,600	12,850,204
	Eaton Vance Corp.
	3.500%, 04/06/27		10,462	10,842,790
	eBay, Inc.
	3.800%, 03/09/22		5,177	5,343,401
#	2.600%, 07/15/22		1,688	1,696,112
	3.600%, 06/05/27		13,375	13,747,516
	Ecolab, Inc.
	4.350%, 12/08/21		480	502,301
	2.700%, 11/01/26		4,448	4,496,407
	Electronic Arts, Inc.
	4.800%, 03/01/26		15,000	16,778,073
	EMD Finance LLC
Ω	2.950%, 03/19/22		5,120	5,158,468
	Emerson Electric Co.
	3.150%, 06/01/25		5,312	5,483,321
	Energy Transfer Operating L.P.
	4.750%, 01/15/26		8,233	8,875,995
	Enterprise Products Operating LLC
	5.200%, 09/01/20		480	493,919
#	3.900%, 02/15/24		2,080	2,199,423
	3.700%, 02/15/26		5,276	5,558,688
	6.875%, 03/01/33		700	936,684
	EOG Resources, Inc.
#	4.100%, 02/01/21		1,722	1,770,550
	3.150%, 04/01/25		6,718	6,948,449
	EQT Corp.
#	3.900%, 10/01/27		18,855	16,863,763
	ERAC USA Finance LLC
#Ω	3.850%, 11/15/24		6,590	6,959,635
	Evergy, Inc.
#	4.850%, 06/01/21		2,466	2,546,568
	Eversource Energy
	2.500%, 03/15/21		494	494,164
	2.800%, 05/01/23		4,743	4,796,785
	4.250%, 04/01/29		1,000	1,100,372
	Exelon Corp.
	2.450%, 04/15/21		370	369,306
	3.950%, 06/15/25		2,323	2,476,648
	3.400%, 04/15/26		20,540	21,260,044
	Exelon Generation Co. LLC
	2.950%, 01/15/20		326	326,413
	Express Scripts Holding Co.
	3.900%, 02/15/22		4,767	4,926,136
	3.500%, 06/15/24		8,342	8,640,437
	3.400%, 03/01/27		14,920	15,193,780
	Exxon Mobil Corp.
#	3.176%, 03/15/24		2,929	3,052,949
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	FedEx Corp.
	2.625%, 08/01/22		3,357	$3,373,615
	1.000%, 01/11/23	EUR	3,660	4,179,458
	4.000%, 01/15/24		8,491	9,025,202
	3.200%, 02/01/25		3,744	3,846,011
#	3.400%, 02/15/28		5,250	5,435,313
	Fidelity National Information Services, Inc.
	2.250%, 08/15/21		3,855	3,841,190
	5.000%, 10/15/25		4,265	4,806,136
	Fifth Third Bancorp
#	3.950%, 03/14/28		26,032	28,175,188
	FirstEnergy Corp.
	7.375%, 11/15/31		1,368	1,890,462
	Fluor Corp.
	1.750%, 03/21/23	EUR	4,500	5,204,175
#	4.250%, 09/15/28		5,500	5,729,166
	FMR LLC
Ω	4.950%, 02/01/33		650	776,453
	GATX Corp.
	3.250%, 03/30/25		5,120	5,153,667
	3.250%, 09/15/26		7,749	7,766,319
	General Electric Co.
	6.750%, 03/15/32		29,038	36,395,182
	General Mills, Inc.
#	4.200%, 04/17/28		8,600	9,360,007
	General Motors Co.
#	4.200%, 10/01/27		2,000	2,031,306
	General Motors Financial Co., Inc.
	5.250%, 03/01/26		17,826	19,206,877
	4.350%, 01/17/27		4,942	5,062,580
	Georgia Power Co.
#	3.250%, 04/01/26		3,000	3,086,812
#	3.250%, 03/30/27		15,966	16,375,374
	Georgia-Pacific LLC
	7.750%, 11/15/29		1,000	1,416,892
	Gilead Sciences, Inc.
	4.400%, 12/01/21		1,414	1,475,243
	3.700%, 04/01/24		10,612	11,144,868
	3.650%, 03/01/26		8,806	9,296,163
	GlaxoSmithKline Capital, Inc.
	3.875%, 05/15/28		7,700	8,434,514
	Goldman Sachs Group, Inc. (The)
	6.000%, 06/15/20		42	43,312
	5.250%, 07/27/21		2,240	2,358,345
#	4.000%, 03/03/24		21,404	22,618,563
	3.750%, 05/22/25		8,213	8,583,472
	3.750%, 02/25/26		5,350	5,600,284
	Halliburton Co.
	3.500%, 08/01/23		6,399	6,622,911
	3.800%, 11/15/25		4,981	5,232,784
	Harley-Davidson, Inc.
#	3.500%, 07/28/25		5,593	5,750,736

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Hartford Financial Services Group, Inc. (The)
5.125%, 04/15/22		6,737	$7,208,828
Hasbro, Inc.
3.500%, 09/15/27		3,300	3,377,124
Hewlett Packard Enterprise Co.
4.900%, 10/15/25		6,965	7,650,108
Honeywell International, Inc.
# 2.500%, 11/01/26		9,698	9,706,278
Hormel Foods Corp.
4.125%, 04/15/21		1,479	1,515,574
HSBC USA, Inc.
3.500%, 06/23/24		12,593	13,171,167
Humana, Inc.
3.850%, 10/01/24		7,825	8,174,812
Huntington Bancshares, Inc.
3.150%, 03/14/21		1,582	1,598,989
2.300%, 01/14/22		2,292	2,283,762
Hyatt Hotels Corp.
3.375%, 07/15/23		1,936	1,977,073
Illinois Tool Works, Inc.
1.250%, 05/22/23	EUR	1,000	1,164,257
3.500%, 03/01/24		6,399	6,714,185
Intel Corp.
2.700%, 12/15/22		413	419,645
# 3.150%, 05/11/27		2,500	2,624,058
4.000%, 12/15/32		3,200	3,670,126
Intercontinental Exchange, Inc.
3.750%, 12/01/25		10,000	10,664,400
International Business Machines Corp.
2.250%, 02/19/21		17,824	17,813,182
# 3.375%, 08/01/23		4,409	4,573,701
3.625%, 02/12/24		9,600	10,061,622
# 3.300%, 01/27/27		26,154	27,089,390
International Paper Co.
3.650%, 06/15/24		7,850	8,226,041
3.800%, 01/15/26		3,050	3,199,036
Interpublic Group of Cos., Inc. (The)
4.200%, 04/15/24		3,903	4,178,652
ITC Holdings Corp.
3.650%, 06/15/24		9,714	10,124,762
Janus Capital Group, Inc.
4.875%, 08/01/25		9,046	9,812,991
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
# 4.850%, 01/15/27		6,594	6,999,002
JM Smucker Co. (The)
3.500%, 03/15/25		6,042	6,260,026
Johnson & Johnson
2.450%, 03/01/26		3,212	3,232,210
Johnson Controls International P.L.C.
3.625%, 07/02/24		915	946,988
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	JPMorgan Chase & Co.
	2.750%, 02/01/23	EUR	5,750	$7,006,119
#	3.625%, 05/13/24		12,131	12,759,431
	3.900%, 07/15/25		13,351	14,214,508
	2.950%, 10/01/26		500	505,525
	Juniper Networks, Inc.
	4.600%, 03/15/21		2,560	2,640,348
#	4.500%, 03/15/24		4,224	4,537,982
	Kellogg Co.
	3.250%, 04/01/26		13,739	14,022,517
	3.400%, 11/15/27		14,600	14,955,701
	7.450%, 04/01/31		6,959	9,363,933
	Keurig Dr Pepper, Inc.
	3.400%, 11/15/25		5,885	5,972,762
	Keurig Dr. Pepper, Inc.
	2.000%, 01/15/20		88	87,759
	KeyBank NA
	2.500%, 12/15/19		153	153,018
	3.300%, 06/01/25		750	781,569
	KeyCorp
	2.900%, 09/15/20		319	321,148
	5.100%, 03/24/21		101	105,348
	Kimberly-Clark Corp.
#	2.400%, 06/01/23		1,920	1,934,355
	Kohl's Corp.
	4.750%, 12/15/23		1,417	1,504,108
	Kraft Heinz Foods Co.
	3.500%, 06/06/22		9,148	9,362,981
	3.950%, 07/15/25		18,315	19,045,168
	Kroger Co. (The)
#	3.850%, 08/01/23		3,341	3,495,384
	7.500%, 04/01/31		16,177	21,665,961
	L3Harris Technologies, Inc.
	2.700%, 04/27/20		121	121,176
Ω	3.950%, 05/28/24		2,469	2,592,198
	Laboratory Corp. of America Holdings
	4.000%, 11/01/23		3,840	4,018,832
	3.600%, 09/01/27		2,500	2,579,759
	Lam Research Corp.
	3.800%, 03/15/25		4,094	4,330,544
	4.000%, 03/15/29		3,000	3,238,918
	Legg Mason, Inc.
	3.950%, 07/15/24		4,736	4,960,266
#	4.750%, 03/15/26		9,317	10,061,940
	Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29		6,665	7,352,493
	Lincoln National Corp.
	6.250%, 02/15/20		117	119,228
	Lockheed Martin Corp.
	2.900%, 03/01/25		4,480	4,612,296
	3.550%, 01/15/26		4,800	5,120,248
	Loews Corp.
	2.625%, 05/15/23		3,761	3,799,478
	3.750%, 04/01/26		10,670	11,267,569
	Lowe's Cos., Inc.
#	3.120%, 04/15/22		292	297,245
	3.375%, 09/15/25		5,183	5,380,524

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
LYB International Finance II BV
# 3.500%, 03/02/27		4,166	$4,226,554
LyondellBasell Industries NV
5.750%, 04/15/24		5,827	6,538,906
Magellan Midstream Partners L.P.
4.250%, 02/01/21		1,516	1,553,349
Manufacturers & Traders Trust Co.
2.100%, 02/06/20		243	242,657
2.900%, 02/06/25		8,028	8,172,711
Marathon Petroleum Corp.
3.625%, 09/15/24		8,191	8,514,670
Marriott International, Inc.
2.875%, 03/01/21		1,009	1,014,069
4.000%, 04/15/28		7,900	8,342,151
Marsh & McLennan Cos., Inc.
2.350%, 09/10/19		523	522,965
3.500%, 06/03/24		8,320	8,662,591
Mastercard, Inc.
1.100%, 12/01/22	EUR	405	467,203
2.950%, 11/21/26		2,700	2,800,369
Maxim Integrated Products, Inc.
3.450%, 06/15/27		5,931	5,983,557
McDonald's Corp.
2.200%, 05/26/20		802	801,255
3.500%, 07/15/20		4,915	4,970,522
2.000%, 06/01/23	EUR	3,100	3,718,695
0.625%, 01/29/24	EUR	8,900	10,166,494
McKesson Corp.
3.796%, 03/15/24		4,348	4,537,743
Mead Johnson Nutrition Co.
4.125%, 11/15/25		5,931	6,460,802
Medtronic, Inc.
3.500%, 03/15/25		880	933,706
Merck & Co., Inc.
2.750%, 02/10/25		11,609	11,866,883
MetLife, Inc.
3.600%, 04/10/24		6,140	6,473,318
Microsoft Corp.
2.700%, 02/12/25		1,567	1,604,075
# 2.400%, 08/08/26		29,634	29,723,723
3.300%, 02/06/27		14,692	15,523,003
Molson Coors Brewing Co.
# 3.500%, 05/01/22		2,787	2,855,366
3.000%, 07/15/26		18,416	18,386,226
Morgan Stanley
5.500%, 07/28/21		865	915,128
3.875%, 04/29/24		11,982	12,663,001
3.875%, 01/27/26		18,683	19,782,099
# 3.625%, 01/20/27		18,926	19,771,686
Mosaic Co. (The)
# 4.250%, 11/15/23		3,965	4,204,817
# 4.050%, 11/15/27		6,000	6,207,291
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Motorola Solutions, Inc.
	3.750%, 05/15/22		1,799	$1,842,687
	3.500%, 03/01/23		3,200	3,261,094
	MPLX L.P.
	4.125%, 03/01/27		12,320	12,836,734
	MUFG Americas Holdings Corp.
	3.500%, 06/18/22		5,472	5,599,466
	Mylan, Inc.
#	4.200%, 11/29/23		4,480	4,653,221
	Nasdaq, Inc.
	4.250%, 06/01/24		2,816	3,024,716
	National Grid North America, Inc.
	0.750%, 08/08/23	EUR	450	512,899
	National Oilwell Varco, Inc.
	2.600%, 12/01/22		3,923	3,913,390
	National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		2,708	3,988,971
	NetApp, Inc.
	3.250%, 12/15/22		1,088	1,114,160
	3.300%, 09/29/24		3,451	3,514,730
	Newell Brands, Inc.
	4.000%, 06/15/22		6,483	6,600,031
	Newmont Goldcorp Corp.
Ω	3.625%, 06/09/21		3,975	4,037,900
	NextEra Energy Capital Holdings, Inc.
	4.500%, 06/01/21		828	855,081
	3.550%, 05/01/27		25,641	26,852,813
	NIKE, Inc.
	2.375%, 11/01/26		28,083	28,068,932
	NiSource, Inc.
	3.850%, 02/15/23		2,335	2,426,692
	Noble Energy, Inc.
	4.150%, 12/15/21		1,717	1,770,170
	3.900%, 11/15/24		1,556	1,621,466
#	3.850%, 01/15/28		12,760	13,030,334
	Nordstrom, Inc.
	4.750%, 05/01/20		1,337	1,357,527
	4.000%, 10/15/21		960	982,026
#	4.000%, 03/15/27		27,954	28,524,654
	Northrop Grumman Corp.
	3.250%, 08/01/23		988	1,022,777
	Novartis Capital Corp.
	3.100%, 05/17/27		10,983	11,496,968
	Nucor Corp.
	3.950%, 05/01/28		10,245	11,154,766
	Nuveen Finance LLC
Ω	4.125%, 11/01/24		2,748	2,943,674
	NVIDIA Corp.
	3.200%, 09/16/26		3,800	3,920,569
	Occidental Petroleum Corp.
	2.700%, 02/15/23		420	421,438
	3.400%, 04/15/26		7,291	7,415,598
#	3.000%, 02/15/27		7,118	7,094,024

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Ohio Power Co.
	5.375%, 10/01/21	2,308	$2,454,687
	Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.650%, 11/01/24	6,057	6,318,026
	ONEOK, Inc.
	4.000%, 07/13/27	6,623	6,915,072
	Oracle Corp.
	2.950%, 05/15/25	27,858	28,598,667
	2.650%, 07/15/26	39,785	39,950,172
	3.250%, 11/15/27	36,794	38,373,646
	O'Reilly Automotive, Inc.
	3.600%, 09/01/27	21,580	22,386,522
	Packaging Corp. of America
	4.500%, 11/01/23	3,888	4,146,716
	Parker-Hannifin Corp.
	3.300%, 11/21/24	6,093	6,317,237
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.400%, 11/15/26	1,000	1,012,234
	PepsiCo, Inc.
	2.750%, 03/05/22	2,810	2,857,135
	2.750%, 03/01/23	4,480	4,589,968
	3.500%, 07/17/25	10,309	10,949,250
	Pfizer, Inc.
	3.000%, 12/15/26	42,108	43,487,299
	Philip Morris International, Inc.
	3.250%, 11/10/24	7,098	7,339,308
	Phillips 66
	4.300%, 04/01/22	2,235	2,350,077
	Phillips 66 Partners L.P.
	3.550%, 10/01/26	23,603	24,084,720
	3.750%, 03/01/28	3,265	3,352,068
	PNC Bank NA
	2.950%, 02/23/25	8,093	8,258,959
	3.250%, 06/01/25	8,000	8,274,516
	PNC Financial Services Group, Inc. (The)
	4.375%, 08/11/20	267	272,552
	3.300%, 03/08/22	795	814,790
	PPG Industries, Inc.
#	3.750%, 03/15/28	13,512	14,364,549
	PPL Capital Funding, Inc.
	3.400%, 06/01/23	3,334	3,416,796
	3.100%, 05/15/26	11,200	11,217,042
	Praxair, Inc.
	2.200%, 08/15/22	800	800,446
	Precision Castparts Corp.
	3.250%, 06/15/25	30,987	32,244,358
	Principal Financial Group, Inc.
	3.125%, 05/15/23	4,444	4,534,494
	3.400%, 05/15/25	5,700	5,939,277
	3.100%, 11/15/26	5,472	5,569,633
	Procter & Gamble Co. (The)
	2.450%, 11/03/26	1,077	1,085,261
#	2.850%, 08/11/27	12,850	13,279,727
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Progress Energy, Inc.
	4.875%, 12/01/19	547	$551,122
	4.400%, 01/15/21	1,225	1,253,186
#	7.750%, 03/01/31	2,500	3,512,151
	Progressive Corp. (The)
	3.750%, 08/23/21	4,352	4,486,629
	Prudential Financial, Inc.
	4.500%, 11/15/20	357	367,220
	3.878%, 03/27/28	1,215	1,326,413
	PSEG Power LLC
	5.125%, 04/15/20	2,243	2,281,021
	4.300%, 11/15/23	5,815	6,146,943
	Puget Energy, Inc.
	6.000%, 09/01/21	7,900	8,414,523
	QUALCOMM, Inc.
	3.450%, 05/20/25	15,743	16,407,394
	Quest Diagnostics, Inc.
	3.500%, 03/30/25	384	397,384
	Reinsurance Group of America, Inc.
	5.000%, 06/01/21	960	1,002,883
	4.700%, 09/15/23	3,840	4,133,504
	3.950%, 09/15/26	16,189	17,044,560
	Republic Services, Inc.
#	3.550%, 06/01/22	4,488	4,611,465
	Roche Holdings, Inc.
#Ω	2.625%, 05/15/26	1,000	1,007,176
Ω	2.375%, 01/28/27	14,000	13,875,845
	Rockwell Automation, Inc.
	2.875%, 03/01/25	5,738	5,830,060
	Roper Technologies, Inc.
	3.000%, 12/15/20	1,285	1,292,945
	Royal Caribbean Cruises, Ltd.
	7.500%, 10/15/27	5,180	6,488,069
	3.700%, 03/15/28	14,325	14,477,111
	Ryder System, Inc.
#	2.450%, 09/03/19	120	119,976
	salesforce.com, Inc.
	3.700%, 04/11/28	12,800	13,855,496
	Santander Holdings USA, Inc.
	4.500%, 07/17/25	17,590	18,669,227
	4.400%, 07/13/27	2,000	2,115,843
	Sempra Energy
	2.850%, 11/15/20	3,650	3,665,512
	4.050%, 12/01/23	4,205	4,417,996
	3.550%, 06/15/24	6,528	6,745,508
	Sherwin-Williams Co (The)
	3.450%, 06/01/27	1,035	1,061,284
	Sherwin-Williams Co. (The)
	3.450%, 08/01/25	6,794	7,009,143
	Solvay Finance America LLC
Ω	4.450%, 12/03/25	865	915,696
	Southern Co. (The)
#	3.250%, 07/01/26	8,992	9,177,998
	Southern Power Co.
	4.150%, 12/01/25	5,433	5,791,000
	Southwest Airlines Co.
	2.650%, 11/05/20	5,140	5,159,835

DFA Investment Grade Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
3.000%, 11/15/26	9,166	$9,225,415
Southwest Gas Corp.
3.700%, 04/01/28	2,900	3,059,755
Spectra Energy Partners L.P.
# 4.750%, 03/15/24	1,915	2,073,960
StanCorp Financial Group, Inc.
5.000%, 08/15/22	3,200	3,385,977
Starbucks Corp.
3.850%, 10/01/23	1,231	1,295,708
State Street Corp.
3.300%, 12/16/24	13,947	14,481,477
3.550%, 08/18/25	8,254	8,720,694
Stryker Corp.
2.625%, 03/15/21	896	898,800
# 3.375%, 05/15/24	512	533,976
3.375%, 11/01/25	11,427	12,052,519
3.650%, 03/07/28	25,656	27,396,188
SunTrust Banks, Inc.
2.900%, 03/03/21	2,000	2,013,244
Sysco Corp.
# 2.600%, 10/01/20	2,965	2,971,623
3.750%, 10/01/25	685	726,976
3.300%, 07/15/26	18,844	19,453,364
# 3.250%, 07/15/27	4,934	5,085,862
Tapestry, Inc.
4.250%, 04/01/25	16,805	17,608,196
Target Corp.
2.900%, 01/15/22	2,996	3,059,275
# 2.500%, 04/15/26	4,468	4,513,373
TCI Communications, Inc.
7.875%, 02/15/26	1,520	1,975,411
TD Ameritrade Holding Corp.
5.600%, 12/01/19	210	212,166
# 2.950%, 04/01/22	1,785	1,814,124
3.625%, 04/01/25	7,358	7,752,058
Texas Instruments, Inc.
2.900%, 11/03/27	3,500	3,611,827
TJX Cos., Inc. (The)
2.250%, 09/15/26	17,600	17,231,532
Total System Services, Inc.
4.800%, 04/01/26	7,031	7,758,220
4.450%, 06/01/28	7,882	8,493,160
Toyota Motor Credit Corp.
2.625%, 01/10/23	2,999	3,032,968
3.200%, 01/11/27	26,976	28,210,317
3.050%, 01/11/28	11,550	11,970,389
# 3.650%, 01/08/29	5,000	5,426,055
TWDC Enterprises 18 Corp.
# 3.150%, 09/17/25	9,588	10,045,554
Tyson Foods, Inc.
4.500%, 06/15/22	5,527	5,823,893
U.S. Bank NA
2.800%, 01/27/25	5,950	6,069,550
Unilever Capital Corp.
# 2.000%, 07/28/26	1,900	1,842,154
Union Pacific Corp.
2.750%, 04/15/23	640	647,114
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	3.250%, 01/15/25		9,515	$9,863,153
	3.950%, 09/10/28		22,950	24,967,136
	United Parcel Service, Inc.
	0.375%, 11/15/23	EUR	850	959,675
	3.050%, 11/15/27		2,127	2,208,953
	United Technologies Corp.
	3.100%, 06/01/22		158	161,484
	7.500%, 09/15/29		615	851,881
	UnitedHealth Group, Inc.
	2.750%, 02/15/23		8,672	8,785,263
	3.750%, 07/15/25		12,530	13,379,271
	3.100%, 03/15/26		1,290	1,333,363
	Unum Group
	4.000%, 03/15/24		5,051	5,295,852
	3.875%, 11/05/25		1,977	2,048,595
	US Bancorp
	2.350%, 01/29/21		806	807,260
	Valero Energy Corp.
	3.400%, 09/15/26		8,918	9,125,717
	7.500%, 04/15/32		580	787,170
	Verizon Communications, Inc.
#	3.376%, 02/15/25		2,414	2,519,097
	2.625%, 08/15/26		2,026	2,020,300
#	4.125%, 03/16/27		3,000	3,270,330
	4.329%, 09/21/28		2,500	2,769,682
Ω	4.016%, 12/03/29		17,153	18,612,296
	Viacom, Inc.
	4.500%, 03/01/21		1,856	1,908,006
	4.250%, 09/01/23		640	674,374
	3.875%, 04/01/24		4,899	5,111,825
	Visa, Inc.
	3.150%, 12/14/25		14,555	15,199,554
	Walgreen Co.
	3.100%, 09/15/22		3,807	3,868,705
	Walgreens Boots Alliance, Inc.
	3.300%, 11/18/21		7,828	7,972,093
	3.450%, 06/01/26		4,465	4,553,355
	Walt Disney Co. (The)
Ω	3.700%, 09/15/24		14,364	15,284,902
	Waste Management, Inc.
	4.600%, 03/01/21		1,831	1,886,549
	3.500%, 05/15/24		4,942	5,173,324
#	3.125%, 03/01/25		3,460	3,587,546
	WEC Energy Group, Inc.
	2.450%, 06/15/20		1,658	1,656,836
	3.550%, 06/15/25		6,271	6,589,264
	Wells Fargo & Co.
	2.600%, 07/22/20		297	297,798
#	3.500%, 03/08/22		8,768	9,004,595
#	3.000%, 02/19/25		16,264	16,573,170
	3.000%, 04/22/26		11,473	11,580,076
#	3.000%, 10/23/26		1,490	1,506,252
	WestRock MWV LLC
	8.200%, 01/15/30		19,367	26,264,898
	Whirlpool Corp.
	4.700%, 06/01/22		1,920	2,027,380
	3.700%, 05/01/25		15,463	15,966,609

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Williams Cos., Inc. (The)
	4.000%, 09/15/25	12,364	$13,019,437
#	3.750%, 06/15/27	7,863	8,098,667
	Wisconsin Electric Power Co.
	3.100%, 06/01/25	3,200	3,269,008
	Wm Wrigley Jr Co.
Ω	2.900%, 10/21/19	174	174,095
	Zimmer Biomet Holdings, Inc.
	3.550%, 04/01/25	5,634	5,822,147
	Zoetis, Inc.
#	3.000%, 09/12/27	26,275	26,662,995
	TOTAL UNITED STATES		4,089,293,659
	TOTAL BONDS		5,224,120,804
AGENCY OBLIGATIONS — (21.7%)
	Federal Farm Credit Bank
	4.670%, 05/07/20	1,658	1,691,011
	5.350%, 08/07/20	1,984	2,050,357
	3.650%, 12/21/20	13,026	13,318,916
	5.250%, 03/02/21	1,806	1,897,585
	5.220%, 02/22/22	1,480	1,600,482
	5.210%, 12/19/22	6,276	6,956,235
	4.800%, 02/13/23	576	632,671
	5.250%, 03/06/23	1,776	1,981,985
	5.220%, 05/15/23	14,240	15,957,776
	2.630%, 08/03/26	5,760	5,934,815
	5.770%, 01/05/27	1,920	2,378,122
	Federal Home Loan Bank
	1.875%, 03/13/20	7,260	7,249,766
	4.125%, 03/13/20	6,560	6,642,329
	3.000%, 03/18/20	5,350	5,381,387
	3.375%, 06/12/20	8,435	8,531,304
	2.875%, 09/11/20	4,355	4,394,436
	4.625%, 09/11/20	7,590	7,807,648
	3.125%, 12/11/20	1,775	1,801,114
	5.250%, 12/11/20	2,235	2,332,082
	1.750%, 03/12/21	11,970	11,920,162
	5.000%, 03/12/21	1,535	1,608,827
	2.250%, 06/11/21	20,725	20,842,291
	3.625%, 06/11/21	2,970	3,058,756
	5.625%, 06/11/21	10,945	11,679,406
	2.375%, 09/10/21	11,650	11,761,305
	3.000%, 09/10/21	9,245	9,456,475
	2.625%, 12/10/21	31,855	32,366,192
	5.000%, 12/10/21	13,470	14,402,943
	2.250%, 03/11/22	1,460	1,472,875
	2.500%, 03/11/22	23,255	23,589,881
	5.250%, 06/10/22	2,440	2,662,871
	5.750%, 06/10/22	5,775	6,389,371
	2.000%, 09/09/22	4,805	4,816,390
	5.375%, 09/30/22	18,760	20,737,502
	5.250%, 12/09/22	4,440	4,914,433
	4.750%, 03/10/23	14,565	16,036,248
	3.250%, 06/09/23	10,360	10,887,971
	2.500%, 12/08/23	9,885	10,120,122
	3.250%, 03/08/24	29,405	31,224,866
	2.875%, 06/14/24	4,845	5,065,305
		Face Amount^	Value†
		(000)

	5.375%, 08/15/24	5,490	$6,411,236
	5.365%, 09/09/24	600	701,467
	2.875%, 09/13/24	67,240	70,383,140
#	2.750%, 12/13/24	86,645	90,290,675
	3.125%, 09/12/25	10,000	10,591,152
	4.375%, 03/13/26	5,950	6,819,374
	5.750%, 06/12/26	11,775	14,487,144
	2.500%, 12/10/27	4,000	4,103,164
	3.000%, 03/10/28	26,900	28,615,366
	3.250%, 06/09/28	100,515	108,227,459
#	3.250%, 11/16/28	106,250	115,160,205
Federal Home Loan Mortgage Corp.
#	6.750%, 09/15/29	20,465	28,707,599
	6.750%, 03/15/31	70,931	102,449,542
#	6.250%, 07/15/32	39,127	55,969,836
Federal National Mortgage Association
#	1.250%, 05/06/21	4,942	4,883,784
	2.000%, 01/05/22	24,395	24,454,980
#	2.375%, 01/19/23	38,550	39,195,530
#	2.625%, 09/06/24	151,431	156,826,290
	2.125%, 04/24/26	111,970	112,897,834
#	1.875%, 09/24/26	169,229	167,631,395
	6.250%, 05/15/29	79,208	107,097,747
	7.125%, 01/15/30	19,779	28,622,612
	7.250%, 05/15/30	58,101	85,315,850
	6.625%, 11/15/30	110,212	157,286,443
Tennessee Valley Authority
	3.875%, 02/15/21	31,374	32,260,699
#	1.875%, 08/15/22	37,801	37,746,558
#	2.875%, 09/15/24	68,801	71,682,876
#	6.750%, 11/01/25	25,327	32,245,292
	2.875%, 02/01/27	31,804	33,199,292
	7.125%, 05/01/30	51,283	73,746,599
TOTAL AGENCY OBLIGATIONS			2,161,565,353
U.S. TREASURY OBLIGATIONS — (19.7%)
U.S. Treasury Bill
∞	2.090%, 09/17/19	37,250	37,152,120
U.S. Treasury Bonds
	7.500%, 11/15/24	24,371	31,276,366
	6.875%, 08/15/25	47,904	61,575,738
	6.000%, 02/15/26	44,152	55,244,564
	6.750%, 08/15/26	38,863	51,221,869
	6.625%, 02/15/27	44,651	59,328,006
	6.125%, 11/15/27	29,407	38,785,433
	5.250%, 11/15/28	10,442	13,318,980
	5.250%, 02/15/29	85,685	109,854,195
	6.125%, 08/15/29	35,585	48,878,922
	6.250%, 05/15/30	35,710	50,291,400
	5.375%, 02/15/31	95,000	127,444,727
U.S. Treasury Notes
#	1.000%, 08/31/19	13,000	12,987,526
	1.250%, 08/31/19	51,500	51,460,968
	1.625%, 08/31/19	41,000	40,981,324
	2.125%, 07/31/24	10,000	10,132,031

DFA Investment Grade Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

2.125%, 05/15/25	68,730	$69,669,263
2.875%, 05/31/25	25,000	26,373,047
2.000%, 08/15/25	60,000	60,389,063
2.250%, 11/15/25	98,895	100,957,888
1.625%, 02/15/26	90,499	88,929,703
1.625%, 05/15/26	103,533	101,620,263
1.500%, 08/15/26	103,787	100,900,716
2.250%, 02/15/27	60,000	61,312,500
2.250%, 11/15/27	109,018	111,351,973
2.750%, 02/15/28	51,300	54,416,074
2.875%, 05/15/28	45,000	48,213,281
2.875%, 08/15/28	63,000	67,562,579
3.125%, 11/15/28	60,000	65,681,250
2.625%, 02/15/29	100,000	105,296,875
2.375%, 05/15/29	88,000	90,780,937
TOTAL U.S. TREASURY OBLIGATIONS		1,953,389,581
TOTAL INVESTMENT SECURITIES		9,339,075,738

		Shares	Value†
SECURITIES LENDING COLLATERAL — (6.0%)
@§	DFA Short Term Investment Fund	51,567,587	$596,688,547
TOTAL INVESTMENTS — (100.0%)
(Cost $9,629,148,092)^^			$9,935,764,285

As of July 31, 2019, DFA Investment Grade Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	125,886,742	EUR	110,397,198	State Street Bank and Trust	08/01/19	$3,676,994
USD	132,289,062	EUR	116,849,101	State Street Bank and Trust	08/06/19	2,895,667
USD	23,570,402	CAD	30,779,885	State Street Bank and Trust	08/07/19	246,047
USD	8,637,405	GBP	6,948,184	State Street Bank and Trust	08/19/19	180,775
USD	87,918,956	SEK	822,334,392	Barclays Capital	08/19/19	2,693,577
USD	124,681,500	EUR	111,283,362	Citibank, N.A.	09/27/19	931,154
Total Appreciation						$10,624,214
EUR	110,397,198	USD	123,134,827	Citibank, N.A.	08/01/19	$(925,079)
Total (Depreciation)						$(925,079)
Total Appreciation (Depreciation)						$9,699,135
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$154,068,689	—	$154,068,689
Canada	—	86,408,725	—	86,408,725
Denmark	—	39,613,510	—	39,613,510
Finland	—	1,143,377	—	1,143,377

DFA Investment Grade Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
France	—	$107,234,129	—	$107,234,129
Germany	—	9,976,889	—	9,976,889
Ireland	—	15,287,026	—	15,287,026
Japan	—	83,049,905	—	83,049,905
Netherlands	—	191,158,411	—	191,158,411
New Zealand	—	6,216,781	—	6,216,781
Norway	—	14,018,032	—	14,018,032
Spain	—	18,135,661	—	18,135,661
Supranational Organization Obligations	—	24,827,444	—	24,827,444
Sweden	—	102,205,194	—	102,205,194
Switzerland	—	43,375,066	—	43,375,066
United Kingdom	—	238,108,306	—	238,108,306
United States	—	4,089,293,659	—	4,089,293,659
Agency Obligations	—	2,161,565,353	—	2,161,565,353
U.S. Treasury Obligations	—	1,953,389,581	—	1,953,389,581
Securities Lending Collateral	—	596,688,547	—	596,688,547
Forward Currency Contracts**	—	9,699,135	—	9,699,135
TOTAL	—	$9,945,463,420	—	$9,945,463,420
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.9%)
Treasury Inflation Protected Security
0.250%, 01/15/25	332,000	$358,650,153
2.375%, 01/15/25	188,000	284,223,710
0.375%, 07/15/25	124,700	135,971,595
0.625%, 01/15/26	435,000	479,871,344
2.000%, 01/15/26	210,800	302,184,427
0.125%, 07/15/26	386,950	410,954,288
0.375%, 01/15/27	490,000	523,554,679
2.375%, 01/15/27	167,500	245,613,275
0.375%, 07/15/27	445,500	471,360,430
0.500%, 01/15/28	43,100	45,520,872
1.750%, 01/15/28	206,700	282,876,817
3.625%, 04/15/28	137,500	279,095,877
0.750%, 07/15/28	17,000	18,091,292
2.500%, 01/15/29	262,500	376,527,064
3.875%, 04/15/29	170,745	355,662,093
3.375%, 04/15/32	90,000	177,744,681
TOTAL U.S. TREASURY OBLIGATIONS		4,747,902,597

	Shares
TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund 2.260%	3,301,617	3,301,617
TOTAL INVESTMENTS — (100.0%)
(Cost $4,599,478,787)^^		$4,751,204,214
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$4,747,902,597	—	$4,747,902,597
Temporary Cash Investments	$3,301,617	—	—	3,301,617
TOTAL	$3,301,617	$4,747,902,597	—	$4,751,204,214

DFA Short-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
	Face Amount	Value†
	(000)
CERTIFICATES OF DEPOSIT — (0.9%)
Regents of the University
1.350%, 09/09/19	23,540	$23,539,713

MUNICIPAL BONDS — (96.6%)
ALABAMA — (1.0%)
Alabama State (GO) Series A
5.000%, 08/01/19	1,925	1,925,000
5.000%, 08/01/19	8,500	8,500,000
5.000%, 08/01/20	5,495	5,709,195
5.000%, 08/01/21	1,450	1,562,013
5.000%, 08/01/21	6,030	6,495,817
TOTAL ALABAMA		24,192,025
ALASKA — (0.3%)
Alaska State (GO) Series B
5.000%, 08/01/20	3,920	4,071,194
City of Koyukuk (RB)
¤ 7.750%, 10/01/41 (Pre-refunded @ $100, 10/1/19)	4,650	4,699,662
TOTAL ALASKA		8,770,856
ARIZONA — (0.9%)
Arizona State Transportation Board (RB)
5.000%, 07/01/20	5,000	5,179,100
City of Phoenix (GO)
4.000%, 07/01/20	1,085	1,114,024
5.000%, 07/01/20	1,245	1,289,596
4.000%, 07/01/21	5,970	6,300,439
Madison Elementary School District No. 38 (GO) Series A
2.000%, 07/01/20	1,400	1,412,054
Maricopa County Community College District (GO)
3.000%, 07/01/20	6,505	6,619,423
Maricopa County School District No. 3 Tempe Elementary (GO)
3.000%, 07/01/21	1,410	1,461,141
TOTAL ARIZONA		23,375,777
ARKANSAS — (0.8%)
Arkansas State (GO)
5.000%, 04/01/21	4,300	4,578,640
5.000%, 04/01/21	6,495	6,915,876
	FaceAmount	Value†
	(000)
ARKANSAS — (Continued)
5.000%, 06/15/21	8,730	$9,364,933
TOTAL ARKANSAS		20,859,449
CALIFORNIA — (1.4%)
California State (GO)
2.000%, 11/01/19	695	696,807
5.000%, 10/01/21	2,215	2,406,620
City of Los Angeles (RN)
5.000%, 06/25/20	20,255	20,971,419
County of Riverside (RN)
5.000%, 06/30/20	6,665	6,907,473
Oakland Unified School District (GO) Series A
¤ 6.125%, 08/01/29 (Pre-refunded @ $100, 8/1/19)	3,595	3,595,000
TOTAL CALIFORNIA		34,577,319
COLORADO — (2.7%)
Board of Water Commissioners City & County of Denver (The) (RB) Series B
5.000%, 09/15/19	2,060	2,069,682
City & County of Denver (GO) Series A
5.000%, 08/01/19	15,000	15,000,000
5.000%, 08/01/20	4,920	5,112,274
City & County of Denver (GO) Series B
5.000%, 08/01/19	4,000	4,000,000
Colorado State (RN)
3.000%, 06/26/20	20,000	20,327,600
5.000%, 06/26/20	10,000	10,342,800
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 12/01/19	3,675	3,722,848
5.000%, 12/01/20	2,000	2,104,360
Jefferson County School District R-1 (GO) (ST AID WITHHLDG)
5.000%, 12/15/20	3,510	3,698,452
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/22	1,000	1,092,890
TOTAL COLORADO		67,470,906

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
CONNECTICUT — (1.1%)
City of Danbury (BAN)
3.000%, 07/16/20	2,500	$2,545,400
City of Middletown (GO)
5.000%, 04/01/21	1,905	2,034,330
Connecticut State (GO) Series A
5.000%, 10/15/19	5,350	5,391,035
Town of Fairfield (BAN)
3.000%, 07/10/20	5,000	5,086,850
Town of Greenwich (BAN)
3.000%, 01/16/20	12,800	12,912,640
TOTAL CONNECTICUT		27,970,255
DELAWARE — (0.5%)
Delaware State (GO)
5.000%, 03/01/20	3,000	3,068,730
Delaware State (GO) Series A
5.000%, 08/01/19	5,745	5,745,000
Delaware State (GO) Series B
5.000%, 02/01/20	2,755	2,809,108
TOTAL DELAWARE		11,622,838
DISTRICT OF COLUMBIA — (0.1%)
District of Columbia (GO) Series A
5.000%, 06/01/20	2,320	2,395,168
FLORIDA — (1.3%)
Florida State (GO) Series A
5.000%, 06/01/20	2,850	2,942,568
5.000%, 01/01/21	2,340	2,468,677
Florida State (GO) Series B
5.000%, 06/01/20	1,000	1,032,480
5.000%, 07/01/20	2,705	2,796,023
Florida State (GO) Series C
5.000%, 06/01/20	5,940	6,125,862
Florida State (GO) Series E
5.000%, 06/01/20	11,210	11,574,101
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/21	2,500	2,711,225
Tampa Bay Water (RB)
5.000%, 10/01/20	2,000	2,090,640
¤ 5.000%, 10/01/25 (Pre-refunded @ $100, 10/1/20)	2,160	2,255,321
TOTAL FLORIDA		33,996,897
GEORGIA — (5.0%)
Cobb County (BAN)
3.000%, 11/26/19	32,000	32,183,680
Cobb County (GO)
5.000%, 01/01/21	3,710	3,915,089
5.000%, 01/01/22	500	546,770
	FaceAmount	Value†
	(000)
GEORGIA — (Continued)
DeKalb County School District (GO) (ST AID WITHHLDG)
4.000%, 10/01/20	3,000	$3,100,650
Forsyth County School District (GO)
5.000%, 02/01/20	3,525	3,593,878
Fulton County (RN)
2.500%, 12/31/19	20,000	20,110,000
Gainesville & Hall County Hospital Authority (RB)
¤ 5.500%, 02/15/45 (Pre-refunded @ $100, 2/15/20)	11,575	11,848,286
Georgia State (GO) Series A-1
5.000%, 02/01/20	8,510	8,675,860
Georgia State (GO) Series C
5.000%, 07/01/20	1,350	1,398,236
Georgia State (GO) Series E
5.000%, 12/01/19	6,200	6,280,290
Georgia State (GO) Series F
5.000%, 07/01/20	5,000	5,178,650
5.000%, 01/01/21	2,330	2,458,127
Georgia State (GO) Series I
5.000%, 07/01/20	1,890	1,957,530
Georgia State Road & Tollway Authority (RB) (ST GTD) Series A
5.000%, 03/01/20	11,000	11,251,350
Georgia State Road & Tollway Authority (RB) (ST GTD) Series B
5.000%, 10/01/19	4,410	4,438,444
Gwinnett County School District (GO)
4.000%, 02/01/20	8,750	8,877,662
TOTAL GEORGIA		125,814,502
HAWAII — (2.7%)
City & County of Honolulu (GO) Series B
5.000%, 11/01/19	8,000	8,078,080
City & County of Honolulu (GO) Series C
4.000%, 10/01/19	2,450	2,461,858
Hawaii County (GO) Series C
5.000%, 09/01/19	3,625	3,636,527
Hawaii State (GO) Series EF
5.000%, 11/01/19	23,455	23,683,921
5.000%, 11/01/21	5,500	5,977,070
Hawaii State (GO) Series EH
5.000%, 08/01/19	4,410	4,410,000
Hawaii State (GO) Series EL
5.000%, 08/01/19	1,160	1,160,000
Hawaii State (GO) Series EO
4.000%, 08/01/20	1,990	2,048,486

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
HAWAII — (Continued)
5.000%, 08/01/22	6,000	$6,687,420
Hawaii State (GO) Series EZ
5.000%, 10/01/19	1,520	1,529,834
Hawaii State (GO) Series FN
5.000%, 10/01/21	2,550	2,763,155
University of Hawaii (RB) Series A
¤ 6.000%, 10/01/38 (Pre-refunded @ $100, 10/1/19)	7,000	7,056,560
TOTAL HAWAII		69,492,911
IOWA — (0.2%)
Iowa Finance Authority (RB)
¤ 5.000%, 08/01/20 (Pre-refunded @ $100, 8/1/19)	2,535	2,535,000
¤ 5.000%, 08/01/21 (Pre-refunded @ $100, 8/1/19)	1,560	1,560,000
TOTAL IOWA		4,095,000
KANSAS — (1.4%)
City of Olathe (BAN) Series A
3.000%, 08/01/20	10,000	10,179,400
City of Topeka (BAN) Series A
5.000%, 10/01/19	10,000	10,061,200
City of Wichita (BAN) Series 296
3.000%, 10/15/19	5,000	5,017,600
City of Wichita (GO) Series A
5.000%, 12/01/19	3,960	4,011,163
Kansas State Department of Transportation (RB) Series C
5.000%, 09/01/19	4,975	4,990,671
TOTAL KANSAS		34,260,034
KENTUCKY — (0.2%)
Louisville & Jefferson County (RB)
5.000%, 12/01/35	1,675	1,852,583
Louisville & Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/19	4,095	4,147,744
TOTAL KENTUCKY		6,000,327
LOUISIANA — (0.2%)
Louisiana State (GO) Series C
5.000%, 08/01/21	5,000	5,381,050
	FaceAmount	Value†
	(000)
MARYLAND — (9.0%)
Anne Arundel County (GO)
5.000%, 10/01/19	3,000	$3,019,260
Anne County Arundel (GO)
3.000%, 10/01/19	3,900	3,912,324
5.000%, 10/01/19	2,400	2,415,408
5.000%, 04/01/20	4,410	4,524,572
5.000%, 10/01/20	1,790	1,871,338
5.000%, 04/01/21	12,740	13,561,093
Baltimore County (GO)
5.000%, 08/01/19	3,000	3,000,000
5.000%, 03/01/20	1,850	1,892,161
5.000%, 03/01/20	3,510	3,589,993
5.000%, 02/01/21	3,520	3,725,462
Baltimore County (BAN)
4.000%, 03/19/20	20,000	20,366,200
Harford County (GO) Series B
5.000%, 02/01/20	2,650	2,701,781
Howard County (GO) Series A
5.000%, 08/15/20	14,215	14,791,987
Maryland State (GO)
4.500%, 08/01/20	4,015	4,153,277
Maryland State (GO) Series A
5.000%, 08/01/19	20,000	20,000,000
5.000%, 03/01/20	1,980	2,025,481
Maryland State (GO) Series B
5.000%, 08/01/19	11,500	11,500,000
5.000%, 03/15/20	3,590	3,677,955
5.000%, 08/01/20	8,425	8,756,861
5.000%, 08/01/20	5,000	5,196,950
Maryland State (GO) Series C
5.000%, 08/01/19	2,000	2,000,000
5.000%, 11/01/19	4,000	4,039,120
5.000%, 08/01/20	8,810	9,157,026
Maryland State Department of Transportation (RB)
5.000%, 12/15/19	15,745	15,973,460
Montgomery County (GO) Series A
5.000%, 11/01/19	4,660	4,705,248
5.000%, 11/01/19	1,400	1,413,594
5.000%, 11/01/19	3,450	3,483,499
5.000%, 12/01/19	14,800	14,992,104
5.000%, 07/01/20	3,615	3,744,489
Montgomery County (GO) Series B
5.000%, 12/01/19	7,475	7,572,025
5.000%, 12/01/21	4,000	4,360,520
Prince County George's (GO) Series C
5.000%, 08/01/20	6,980	7,251,382
Prince George's County (GO) Series B
4.000%, 03/01/20	9,780	9,945,380
Talbot County (GO)
2.000%, 12/15/21	1,330	1,356,228

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
MARYLAND — (Continued)
Washington Suburban Sanitary Commission (GO)
5.000%, 06/01/20	3,720	$3,840,826
TOTAL MARYLAND		228,517,004
MASSACHUSETTS — (5.0%)
City of Cambridge (GO)
5.000%, 02/15/20	4,865	4,968,235
City of Lowell (BAN)
2.250%, 09/27/19	10,000	10,016,500
City of Quincy (BAN)
3.250%, 01/17/20	15,000	15,149,250
2.250%, 07/10/20	11,000	11,109,890
City of Quincy (BAN) Series A
3.000%, 06/12/20	10,000	10,157,600
City of Springfield (GO) (ST AID WITHHLDG)
5.000%, 09/01/21	4,240	4,582,889
Commonwealth of Massachusetts (GO) Series A
5.000%, 04/01/20	10,000	10,261,900
5.000%, 05/01/21	10,000	10,681,900
Commonwealth of Massachusetts (GO) Series C
4.000%, 09/01/19	4,475	4,485,650
5.000%, 04/01/20	2,700	2,770,713
5.000%, 08/01/20	18,500	19,226,865
5.000%, 10/01/21	8,000	8,670,480
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/21	2,405	2,611,301
Commonwealth of Massachusetts (GO) (AMBAC) Series D
5.500%, 10/01/19	6,970	7,020,742
Massachusetts Clean Water Trust (The) (RB)
5.000%, 08/01/20	5,830	6,065,007
TOTAL MASSACHUSETTS		127,778,922
MICHIGAN — (0.5%)
Michigan State (GO)
5.000%, 11/01/19	13,000	13,126,490
MINNESOTA — (4.4%)
Bloomington Independent School District No. 271 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	1,290	1,365,297
	FaceAmount	Value†
	(000)
MINNESOTA — (Continued)
Chaska Independent School District No. 112 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	590	$624,438
City of Minneapolis (GO)
2.000%, 12/01/19	3,690	3,701,513
4.000%, 12/01/19	3,435	3,468,285
5.000%, 12/01/19	1,300	1,316,874
5.000%, 12/01/19	6,545	6,629,954
City of Saint Cloud (RB) Series A
¤ 5.125%, 05/01/30 (Pre-refunded @ $100, 5/1/20)	950	977,997
City of State Paul (GO) Series D
5.000%, 03/01/20	1,515	1,549,527
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	1,000	1,058,370
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series C
5.000%, 02/01/20	5,000	5,098,200
5.000%, 02/01/21	2,000	2,116,740
Hennepin County (GO) Series B
5.000%, 12/01/21	650	708,585
Hennepin County Sales Tax Revenue (RB)
5.000%, 12/15/19	345	350,006
Housing & Redevelopment Authority of The City of Saint Paul Minnesota (RB) Series A1
¤ 5.250%, 11/15/29 (Pre-refunded @ $100, 11/15/19)	2,210	2,235,813
Minnesota State (GO) Series A
5.000%, 08/01/19	4,925	4,925,000
5.000%, 08/01/19	205	205,000
5.000%, 08/01/19	6,775	6,775,000
5.000%, 08/01/20	1,000	1,039,180
5.000%, 08/01/20	3,000	3,117,540
Minnesota State (GO) Series B
5.000%, 08/01/19	425	425,000
5.000%, 10/01/19	2,120	2,133,674
4.000%, 08/01/20	8,800	9,057,752
Minnesota State (GO) Series D
5.000%, 08/01/19	19,750	19,750,000
5.000%, 08/01/20	740	768,993

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
MINNESOTA — (Continued)
5.000%, 08/01/20	6,330	$6,578,009
5.000%, 08/01/21	7,230	7,791,482
Minnesota State (GO) Series E
2.000%, 08/01/19	725	725,000
Minnesota State (GO) Series F
5.000%, 10/01/19	10,075	10,139,984
Minnesota State (GO) (ETM) Series D
5.000%, 08/01/20	10	10,384
Osseo Independent School District No. 279 (GO) (SD CRED PROG) Series C
5.000%, 02/01/21	4,650	4,917,840
Watertown-Mayer Independent School District No. 111 (GO) (SD CRED PROG) Series B
4.000%, 02/01/20	1,610	1,633,087
TOTAL MINNESOTA		111,194,524
MISSOURI — (0.9%)
Clayton School District (GO)
5.000%, 03/01/20	3,115	3,185,648
Jackson County Reorganized School District No. 7 (GO)
3.000%, 03/01/21	2,375	2,445,870
Missouri State (GO) Series A
5.000%, 12/01/20	4,515	4,749,961
Saint Louis County Reorganized School District No. R-6 (GO)
4.000%, 02/01/20	12,775	12,960,110
TOTAL MISSOURI		23,341,589
NEBRASKA — (0.4%)
Lancaster County School District 001 (GO)
5.000%, 01/15/21	1,620	1,710,315
Metropolitan Utilities District of Omaha (RB)
5.000%, 12/01/20	4,340	4,562,295
Omaha Public Power District (RB) Series B
5.000%, 02/01/20	4,620	4,709,351
TOTAL NEBRASKA		10,981,961
NEW HAMPSHIRE — (0.1%)
City of Nashua (GO)
4.000%, 07/15/21	1,720	1,817,472
	FaceAmount	Value†
	(000)
NEW JERSEY — (2.8%)
Bergen County (BAN)
3.000%, 06/12/20	3,000	$3,046,500
City of Jersey (BAN)
2.000%, 06/18/20	15,000	15,102,150
Essex County (BAN)
5.000%, 09/10/19	10,000	10,039,800
Essex County (BAN) Series B
3.000%, 09/10/19	10,000	10,018,200
Monmouth County (GO)
5.000%, 07/15/20	4,540	4,709,115
5.000%, 07/15/21	3,770	4,061,647
Sussex County (BAN)
2.500%, 06/19/20	5,000	5,054,700
Township of Berkeley Heights (BAN)
3.000%, 07/10/20	10,000	10,160,400
Township of North Brunswick (BAN) Series A
3.000%, 07/21/20	10,000	10,167,600
TOTAL NEW JERSEY		72,360,112
NEW MEXICO — (1.2%)
Bernalillo County (GO)
5.000%, 08/15/19	4,505	4,511,397
New Mexico State (GO)
5.000%, 03/01/20	15,000	15,342,750
New Mexico State (GO) Series B
5.000%, 03/01/20	3,775	3,861,259
New Mexico State (GO) (ETM)
5.000%, 03/01/21	4,000	4,242,440
State of New Mexico Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/20	2,085	2,159,893
TOTAL NEW MEXICO		30,117,739
NEW YORK — (5.3%)
Brewster Central School District (GO) (ST AID WITHHLDG)
2.000%, 10/01/19	1,160	1,162,134
City of New York (GO) Series 1
5.000%, 08/01/19	2,000	2,000,000
City of New York (GO) Series A-1
4.000%, 08/01/20	1,400	1,441,720
City of New York (GO) Series B
5.000%, 08/01/19	1,860	1,860,000
5.000%, 08/01/20	865	899,332

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series C
5.000%, 08/01/19	1,000	$1,000,000
5.000%, 08/01/20	1,975	2,053,388
City of New York (GO) Series E
5.000%, 08/01/19	11,935	11,935,000
5.000%, 08/01/20	3,565	3,706,495
5.000%, 08/01/21	1,500	1,616,490
City of New York (GO) Series F
5.000%, 08/01/21	1,000	1,077,660
City of New York (GO) Series G
5.000%, 08/01/19	15,710	15,710,000
5.000%, 08/01/21	5,915	6,374,359
City of New York (GO) Series J
5.000%, 08/01/19	7,985	7,985,000
5.000%, 08/01/19	4,000	4,000,000
City of New York (GO) Series J7
5.000%, 08/01/20	5,000	5,198,450
City of Rochester (BAN) Series III
2.000%, 08/08/19	5,600	5,600,616
Hilton Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/21	685	699,063
Metropolitan Transportation Authority (RB) (ETM) Series A
5.000%, 11/15/21	85	92,806
Metropolitan Transportation Authority (RB) Series A
5.000%, 11/15/21	515	559,208
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/20	2,900	2,961,393
4.000%, 03/15/20	600	611,160
5.000%, 03/15/21	1,795	1,910,329
5.000%, 03/15/21	17,900	19,035,218
5.000%, 12/15/21	3,545	3,871,530
¤ 5.500%, 07/01/25 (Pre-refunded @ $100, 7/1/20)	500	520,460
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/20	15,000	15,317,550
5.000%, 02/15/22	4,000	4,393,800
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/20	1,400	1,434,216
5.000%, 03/15/21	2,000	2,126,840
	FaceAmount	Value†
	(000)
NEW YORK — (Continued)
New York State Urban Development Corp. (RB) (NATL)
5.500%, 03/15/20	4,250	$4,366,960
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/20	550	563,442
Triborough Bridge & Tunnel Authority (RB) Series A-1
5.000%, 11/15/19	500	505,835
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/19	1,000	1,011,670
TOTAL NEW YORK		133,602,124
NORTH CAROLINA — (2.6%)
City of Raleigh (GO) Series A
5.000%, 09/01/20	1,980	2,064,011
Davie County (GO)
5.000%, 05/01/20	1,595	1,641,861
Guilford County (GO) Series A
4.000%, 02/01/20	2,135	2,166,256
5.000%, 02/01/21	2,430	2,572,228
Mecklenburg County (GO) Series C
5.000%, 12/01/19	1,500	1,519,530
North Carolina State (GO)
5.000%, 06/01/20	1,175	1,213,564
North Carolina State (GO) Series A
5.000%, 06/01/20	9,990	10,317,872
5.000%, 06/01/21	12,440	13,330,829
North Carolina State (GO) Series B
5.000%, 06/01/20	5,000	5,164,100
North Carolina State (GO) Series C
4.000%, 05/01/20	1,640	1,676,260
North Carolina State (GO) Series E
5.000%, 05/01/20	14,100	14,516,514
Wake County (GO) Series A
5.000%, 02/01/20	4,500	4,588,155
Wake County (GO) Series B
5.000%, 02/01/20	4,995	5,092,852
TOTAL NORTH CAROLINA		65,864,032
OHIO — (4.8%)
City of Columbus (GO) Series 1
5.000%, 07/01/20	10,000	10,356,400
City of Columbus (GO) Series A
3.000%, 02/15/20	13,250	13,386,343

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
OHIO — (Continued)
5.000%, 02/15/20	800	$816,760
5.000%, 08/15/20	2,350	2,444,893
3.000%, 07/01/21	12,830	13,292,778
Ohio State (GO) Series A
5.000%, 09/15/19	1,185	1,190,522
3.000%, 05/01/20	5,000	5,071,600
5.000%, 05/01/20	7,000	7,204,050
5.000%, 09/15/21	2,335	2,525,746
Ohio State (GO) Series B
5.000%, 08/01/19	7,270	7,270,000
5.000%, 09/01/19	4,215	4,228,277
5.000%, 08/01/20	10,000	10,388,800
2.000%, 09/01/20	2,500	2,524,900
5.000%, 06/15/21	9,500	10,185,425
Ohio State (GO) Series C
5.000%, 09/15/19	5,005	5,028,324
Ohio State (GO) Series Q
5.000%, 05/01/20	1,635	1,682,791
Ohio State (GO) Series R
5.000%, 05/01/20	11,830	12,175,791
Ohio State (GO) Series T
5.000%, 04/01/21	2,040	2,171,131
Ohio State Water Development Authority (RB) Series A
5.000%, 06/01/21	1,825	1,955,688
¤ 5.000%, 12/01/24 (Pre-refunded @ $100, 12/1/19)	7,000	7,089,950
TOTAL OHIO		120,990,169
OKLAHOMA — (0.5%)
City of Tulsa (GO) Series A
5.000%, 12/01/21	7,650	8,337,659
Tulsa County Independent School District No. 1 Tulsa (GO) Series B
2.000%, 08/01/20	5,000	5,043,500
TOTAL OKLAHOMA		13,381,159
OREGON — (1.7%)
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/01/20	3,500	3,613,960
City of Portland Water System (RB) Series A
5.000%, 04/01/20	8,005	8,213,530
Metro (GO)
5.000%, 06/01/20	2,125	2,194,190
Metro (GO) Series A
5.000%, 06/01/21	2,110	2,259,894
Multnomah County (GO)
5.000%, 06/01/21	1,850	1,981,424
	FaceAmount	Value†
	(000)
OREGON — (Continued)
Oregon State (GO) Series A
5.000%, 05/01/20	1,025	$1,055,043
Oregon State (GO) Series D
4.000%, 05/01/21	6,085	6,392,718
Oregon State (GO) Series F
3.000%, 05/01/20	6,585	6,680,285
Oregon State (GO) Series L
5.000%, 11/01/19	11,515	11,626,811
TOTAL OREGON		44,017,855
PENNSYLVANIA — (1.1%)
Commonwealth of Pennsylvania (GO)
5.000%, 10/15/19	2,250	2,267,955
5.000%, 04/01/20	8,500	8,722,020
Commonwealth of Pennsylvania (GO) Series REF
5.000%, 07/01/22	2,000	2,221,720
Montgomery County Industrial Development Authority (RB) (FHA INS)
¤ 5.375%, 08/01/38 (Pre-refunded @ $100, 8/1/20)	10,000	10,425,900
University of Pittsburgh-of the Commonwealth System of Higher Education (RB) Series B
¤ 5.250%, 09/15/34 (Pre-refunded @ $100, 9/15/19)	3,330	3,346,650
TOTAL PENNSYLVANIA		26,984,245
RHODE ISLAND — (0.2%)
Rhode Island State (GO) Series A
5.000%, 08/01/19	4,700	4,700,000
SOUTH CAROLINA — (3.4%)
Aiken County Consolidated School District (GO) (SCSDE) Series A
5.000%, 03/01/20	3,000	3,068,550
Berkeley County School District (GO) (SCSDE) Series A
5.000%, 03/01/20	1,085	1,109,792
Charleston County School District (BAN) (SCSDE) Series A
2.500%, 11/15/19	10,000	10,036,400

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
SOUTH CAROLINA — (Continued)
Charleston County School District (BAN) (SCSDE) Series B
4.000%, 05/13/20	2,000	$2,043,980
Dorchester County School District No. 2 (GO) (SCSDE) Series A
5.000%, 03/01/21	1,885	2,001,078
Florence County (GO) (ST AID WITHHLDG)
4.000%, 06/01/20	7,475	7,656,194
Lexington & Richland School District No. 5 (GO) (SCSDE) Series B
5.000%, 03/01/21	1,660	1,762,223
Oconee County School District (GO) (SCSDE)
5.000%, 03/01/20	4,900	5,011,965
Richland County (BAN) Series A
3.000%, 02/27/20	15,000	15,157,800
Richland County School District No. 2 (GO) (SCSDE)
5.000%, 03/01/20	910	930,794
Richland County School District No. 2 (GO) (SCSDE) Series A
5.000%, 02/01/20	5,520	5,628,137
5.000%, 02/01/21	7,000	7,408,590
South Carolina Jobs-Economic Dev. Authority (RB) Series A
¤ 6.250%, 04/01/35 (Pre-refunded @ $100, 4/1/20)	2,180	2,254,164
¤ 6.500%, 04/01/42 (Pre-refunded @ $100, 4/1/20)	2,000	2,071,200
South Carolina State (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/19	4,530	4,559,218
4.000%, 04/01/20	1,185	1,208,131
5.000%, 10/01/20	2,760	2,886,077
South Carolina State (GO) Series A
5.000%, 06/01/20	8,945	9,237,054
	FaceAmount	Value†
	(000)
SOUTH CAROLINA — (Continued)
South Carolina Transportation Infrastructure Bank (RB) Series A
¤ 5.250%, 10/01/40 (Pre-refunded @ $100, 10/1/19)	2,690	$2,708,453
TOTAL SOUTH CAROLINA		86,739,800
TENNESSEE — (2.6%)
City of Cleveland (GO)
5.000%, 12/01/19	3,430	3,474,316
City of Memphis (GO) Series A
5.000%, 04/01/20	8,060	8,270,527
5.000%, 04/01/21	4,550	4,844,840
Hamilton County (GO) Series A
5.000%, 05/01/21	3,895	4,159,899
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/21	9,055	9,729,054
Metropolitan Government of Nashville & Davidson County (GO) Series A
¤ 5.000%, 07/01/25 (Pre-refunded @ $100, 7/1/20)	525	543,464
Metropolitan Government of Nashville & Davidson County Electric Revenue (RB) Series A
5.000%, 05/15/20	2,000	2,061,820
Shelby County (GO) Series A
5.000%, 04/01/20	18,135	18,608,686
5.000%, 03/01/21	2,550	2,707,463
Tennessee State (GO) Series A
5.000%, 08/01/19	2,000	2,000,000
5.000%, 09/01/19	1,600	1,605,104
5.000%, 02/01/20	3,500	3,569,090
Tennessee State (GO) Series B
5.000%, 08/01/19	3,990	3,990,000
TOTAL TENNESSEE		65,564,263
TEXAS — (15.6%)
Austin Community College District (GO)
5.000%, 08/01/20	3,715	3,859,811
Austin Independent School District (GO)(PSF-GTD)
5.000%, 08/01/19	11,050	11,050,000

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
TEXAS — (Continued)
Austin Independent School District (GO)
¤ 4.500%, 08/01/25 (Pre-refunded @ $100, 8/1/19)	3,340	$3,340,000
Austin Independent School District (GO) Series B
5.000%, 08/01/20	3,705	3,849,421
Bexar County Health Facilities Dev. Corp. (RB)
¤ 6.200%, 07/01/45 (Pre-refunded @ $100, 7/1/20)	3,030	3,166,683
City of Allen (GO)
5.000%, 08/15/21	1,840	1,982,545
City of Arlington (GO)
5.000%, 08/15/19	2,110	2,112,975
City of Austin (GO)
5.000%, 09/01/19	5,145	5,161,207
5.000%, 09/01/19	1,000	1,003,150
City of Dallas (GO)
5.000%, 02/15/21	1,500	1,588,380
City of Fort Worth (GO)
3.000%, 03/01/20	20,665	20,892,728
3.000%, 03/01/22	4,520	4,733,525
City of Frisco (GO) Series A
5.000%, 02/15/21	4,825	5,110,833
City of Houston (RN)
3.000%, 06/26/20	15,000	15,248,400
City of Houston (GO) Series A
5.000%, 03/01/20	2,500	2,556,550
City of San Antonio (GO)
4.000%, 08/01/19	5,000	5,000,000
5.000%, 02/01/20	650	662,669
5.000%, 02/01/20	7,350	7,493,251
5.000%, 02/01/21	3,100	3,280,482
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/20	5,000	5,096,950
City of Waco (GO)
5.000%, 02/01/20	5,765	5,875,573
Conroe Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/21	1,940	2,026,058
Dallas County Community College District (GO)
5.000%, 02/15/20	11,975	12,225,158
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/20	2,235	2,281,935
5.000%, 02/15/20	1,380	1,408,980
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/20	6,380	6,637,624
	FaceAmount	Value†
	(000)
TEXAS — (Continued)
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/20	4,970	$5,074,370
Fort Worth Independent School District (GO)(PSF-GTD)
5.000%, 02/15/20	3,875	3,956,375
Harris County (GO) Series A
5.000%, 10/01/19	5,640	5,675,645
Highland Park Independent School District (GO)
4.000%, 02/15/20	2,070	2,102,437
Houston Higher Education Finance Corp. (RB) Series A
¤ 6.875%, 05/15/41 (Pre-refunded @ $100, 5/15/21)	6,000	6,585,120
Houston Independent School District (GO)(PSF-GTD)
5.000%, 02/15/20	2,700	2,756,268
Humble Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/20	7,260	7,412,460
Lewisville Independent School District (GO) (PSF-GTD)
3.000%, 08/15/19	6,000	6,004,080
Metropolitan Transit Authority of Harris County (RB) Series B
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/19)	10,000	10,097,300
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/19	5,000	5,007,050
Plano Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/20	9,935	10,143,635
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 02/15/20	7,000	7,146,650
Southwest Higher Education Authority Inc (RB)
¤ 5.000%, 10/01/23 (Pre-refunded @ $100, 10/1/19)	2,740	2,757,673
Spring Independent School District (GO) (PSF-GTD)
5.000%, 08/15/19	1,405	1,406,981

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
TEXAS — (Continued)
Texas State (RN)
4.000%, 08/29/19	65,000	$65,131,300
Texas State (GO)
5.000%, 10/01/20	3,825	3,999,267
5.000%, 04/01/21	8,130	8,655,442
5.000%, 10/01/23	1,425	1,648,355
Texas State (GO) Series A
5.000%, 10/01/19	2,950	2,968,968
5.000%, 10/01/21	2,200	2,384,382
Texas State (GO) Series B3
5.000%, 08/01/19	9,320	9,320,000
Texas State (GO) Series C
5.000%, 08/01/20	1,365	1,418,344
Texas Tech University (RB) Series A
5.000%, 08/15/19	3,025	3,029,205
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/19	18,000	18,115,740
Texas Transportation Commission State Highway Fund (RB) Series A
5.000%, 10/01/19	5,000	5,032,150
5.000%, 04/01/20	15,240	15,635,935
5.000%, 10/01/20	17,850	18,661,104
University of Texas System (The) (RB) Series B
5.250%, 08/15/19	5,000	5,007,550
University of Texas System (The) (RB) Series C
5.000%, 08/15/19	7,975	7,986,324
University of Texas System (The) (RB) Series D
¤ 5.000%, 08/15/23 (Pre-refunded @ $100, 8/15/19)	6,635	6,644,422
University of Texas System (The) (RB) Series J
5.000%, 08/15/19	8,285	8,296,765
TOTAL TEXAS		397,706,185
UTAH — (1.9%)
Alpine School District (GO) (SCH BD GTY)
5.000%, 03/15/21	940	999,455
City of Park UT (GO)
5.000%, 02/01/20	2,680	2,732,367
Jordan School District (GO) (SCH BD GTY)
5.000%, 06/15/20	9,175	9,488,510
Salt County Lake (BAN)
3.000%, 12/27/19	25,000	25,187,500
	FaceAmount	Value†
	(000)
UTAH — (Continued)
Utah State (GO)
5.000%, 07/01/22	9,690	$10,778,962
TOTAL UTAH		49,186,794
VERMONT — (0.1%)
Vermont State (GO)
2.000%, 08/15/20	3,630	3,663,505
VIRGINIA — (5.9%)
Arlington County (GO)
5.000%, 06/15/20	7,015	7,254,703
Arlington County (GO) (ST AID WITHHLDG)
4.000%, 08/15/21	2,125	2,250,056
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/21	2,700	2,918,943
City of Norfolk (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/20	6,680	6,943,793
City of Norfolk (GO) (ST AID WITHHLDG) Series C
5.000%, 10/01/19	2,500	2,516,250
City of Richmond (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/20	1,000	1,023,030
5.000%, 03/01/20	2,700	2,762,181
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/20	5,000	5,187,700
Commonwealth of Virginia (GO) Series B
5.000%, 06/01/20	2,260	2,333,405
5.000%, 06/01/20	5,960	6,153,581
Commonwealth of Virginia (GO) (ST AID WITHHLDG) Series B
5.000%, 06/01/21	13,645	14,616,933
Fairfax County (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/19	12,300	12,359,901
5.000%, 10/01/19	9,605	9,667,432
3.000%, 10/01/20	10,735	10,981,476
4.000%, 10/01/20	15,530	16,065,785
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/19	2,345	2,345,000
Loudoun County (GO) Series A
5.000%, 12/01/19	3,105	3,145,738
Loudoun County (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/19	5,850	5,926,752

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
VIRGINIA — (Continued)
University of Virginia (RB) Series B
5.000%, 08/01/21	15,000	$16,180,350
Virginia Public School Authority (RB) (ST AID WITHHLDG) Series B
5.000%, 08/01/19	15,580	15,580,000
Virginia Resources Authority (RB) Series B
4.000%, 10/01/19	4,875	4,898,156
TOTAL VIRGINIA		151,111,165
WASHINGTON — (4.6%)
City of Seattle (GO)
5.000%, 05/01/20	2,345	2,411,856
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 04/01/21	3,000	3,192,840
City of Seattle Water System Revenue (RB)
5.000%, 09/01/19	3,890	3,902,331
King & Snohomich Countries School District No. 417 (GO) (SCH BD GTY)
4.000%, 12/01/19	1,330	1,342,888
5.000%, 12/01/20	2,000	2,104,080
King County (GO)
5.000%, 12/01/21	3,000	3,270,390
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
5.000%, 12/01/19	4,815	4,877,499
5.000%, 12/01/19	4,550	4,609,059
King County Sewer Revenue (RB)
¤ 5.000%, 01/01/50 (Pre-refunded @ $100, 7/1/20)	3,005	3,112,098
Snohomish County Public Utility District No. 1 (RB)
5.000%, 12/01/19	5,810	5,885,065
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/21	4,000	4,357,600
Washington Health Care Facilities Authority (RB)
¤ 5.625%, 10/01/38 (Pre-refunded @ $100, 10/1/19)	9,965	10,038,641
Washington State (GO)
5.000%, 07/01/20	5,000	5,179,600
	FaceAmount	Value†
	(000)
WASHINGTON — (Continued)
Washington State (GO) Series 2010E
¤ 5.000%, 02/01/32 (Pre-refunded @ $100, 2/1/20)	6,480	$6,606,943
¤ 5.000%, 02/01/33 (Pre-refunded @ $100, 2/1/20)	10,000	10,195,900
Washington State (GO) Series 2013A
5.000%, 08/01/21	4,245	4,574,667
Washington State (GO) Series A
5.000%, 08/01/21	1,500	1,616,490
¤ 5.000%, 08/01/34 (Pre-refunded @ $100, 8/1/21)	10,000	10,772,500
Washington State (GO) Series B
5.000%, 07/01/20	15,000	15,538,800
Washington State (GO) Series C
5.000%, 07/01/20	3,650	3,781,108
Washington State (GO) Series R-2017A
4.000%, 08/01/19	2,960	2,960,000
5.000%, 08/01/22	2,500	2,787,225
Washington State (GO) Series R-2017C
5.000%, 08/01/19	2,000	2,000,000
Washington State (GO) Series R-2018-A
5.000%, 08/01/19	2,000	2,000,000
TOTAL WASHINGTON		117,117,580
WEST VIRGINIA — (0.4%)
West Virginia State (GO) Series A
5.000%, 06/01/21	9,620	10,294,266
WISCONSIN — (1.8%)
City of Milwaukee (GO) Series N2
5.000%, 04/01/20	5,860	6,011,833
Wisconsin State (GO) (ETM) Series 1
5.000%, 05/01/20	120	123,426
Wisconsin State (GO) Series 1
5.000%, 05/01/20	3,235	3,330,044
Wisconsin State (GO) Series 2
5.000%, 11/01/19	4,000	4,038,920
5.000%, 11/01/21	6,160	6,695,735
5.000%, 11/01/22	3,000	3,373,440

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
WISCONSIN — (Continued)
Wisconsin State (GO) Series B
5.000%, 05/01/20	11,930	$12,280,503
5.000%, 05/01/21	9,655	10,311,637
TOTAL WISCONSIN		46,165,538
TOTAL MUNICIPAL BONDS		2,456,599,807
TOTAL INVESTMENT SECURITIES		2,480,139,520

	Shares	Value†
MUNICIPAL BONDS — (1.2%)
Hudson County 4.000%	30,000,000	$30,314,100
TEMPORARY CASH INVESTMENTS — (1.3%)
BlackRock Liquidity Funds MuniCash Portfolio	33,285,717	33,285,717
TOTAL INVESTMENTS — (100.0%)
(Cost $2,535,421,429)^^		$2,543,739,337

Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$2,456,599,807	—	$2,456,599,807
Certificates of Deposit	—	23,539,713	—	23,539,713
Municipal Bonds	—	30,314,100	—	30,314,100
Temporary Cash Investments	—	33,285,717	—	33,285,717
TOTAL	—	$2,543,739,337	—	$2,543,739,337

DFA Intermediate-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.4%)
Alabama State (GO) Series A
5.000%, 08/01/19	3,995	$3,995,000
5.000%, 08/01/21	250	269,313
Alabama State (GO) Series B
5.000%, 11/01/19	1,000	1,009,680
Alabama State (GO) Series C
5.000%, 08/01/24	3,000	3,554,610
TOTAL ALABAMA		8,828,603
ALASKA — (0.4%)
Municipality of Anchorage (GO) Series B
5.000%, 09/01/21	3,845	4,154,292
5.000%, 09/01/23	200	230,672
Municipality of Anchorage (GO) Series C
5.000%, 09/01/24	2,765	3,280,506
TOTAL ALASKA		7,665,470
ARIZONA — (0.2%)
City of Tucson (GO) Series 2012- C
3.000%, 07/01/22	1,455	1,532,682
Maricopa County High School District No. 210-Phoenix (GO)
3.000%, 07/01/23	1,810	1,938,601
TOTAL ARIZONA		3,471,283
ARKANSAS — (0.6%)
Arkansas State (GO)
5.000%, 04/01/21	1,000	1,064,800
5.000%, 06/15/21	3,750	4,022,737
5.000%, 04/01/22	2,800	3,085,236
4.250%, 06/01/23	3,325	3,711,831
TOTAL ARKANSAS		11,884,604
CALIFORNIA — (2.1%)
California State (GO)
5.000%, 11/01/24	1,175	1,411,504
5.000%, 08/01/25	750	917,783
5.000%, 08/01/25	4,165	5,096,752
5.000%, 11/01/25	1,985	2,444,130
5.000%, 08/01/26	200	250,050
5.000%, 08/01/26	8,000	10,002,000
3.500%, 08/01/27	800	919,152
5.000%, 11/01/27	5,580	7,150,156
5.000%, 04/01/29	2,000	2,626,900
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State (GO) Series B
5.000%, 09/01/21	250	$270,813
5.000%, 09/01/25	9,000	11,036,340
TOTAL CALIFORNIA		42,125,580
COLORADO — (1.1%)
Adams & Arapahoe Joint School District 28J (GO) (ST AID WITHHLDG)
5.000%, 12/01/21	425	463,101
Arapahoe County School District No. 5 (GO) (ST AID WITHHLDG)
5.000%, 12/15/19	3,115	3,160,323
5.000%, 12/15/19	5,705	5,788,008
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	2,185	2,500,776
Denver City & County School District No. 1 (GO) (NATL ST AID WITHHLDG) Series A
5.250%, 12/01/21	2,490	2,729,314
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series C
3.000%, 12/01/23	1,540	1,662,723
Platte River Power Authority (RB) Series JJ
5.000%, 06/01/23	4,425	5,071,006
TOTAL COLORADO		21,375,251
CONNECTICUT — (0.1%)
City of Middletown (GO)
4.000%, 04/01/22	1,350	1,457,366
Connecticut State (GO) Series A
5.000%, 10/15/19	600	604,602
TOTAL CONNECTICUT		2,061,968
DELAWARE — (0.5%)
Delaware State (GO)
5.000%, 02/01/29	5,000	6,559,600
Delaware State (GO) Series A
5.000%, 08/01/23	2,225	2,566,248
New Castle County (GO)
5.000%, 10/01/23	1,000	1,158,950

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
DELAWARE — (Continued)
New Castle County (GO) Series B
5.000%, 07/15/22	700	$779,912
TOTAL DELAWARE		11,064,710
DISTRICT OF COLUMBIA — (1.7%)
District of Columbia (GO) Series A
5.000%, 06/01/20	3,445	3,556,618
5.000%, 06/01/20	6,000	6,194,400
5.000%, 06/01/23	2,000	2,290,360
5.000%, 06/01/25	1,500	1,819,155
District of Columbia (GO) Series B
5.000%, 06/01/25	4,500	5,457,465
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/26	3,500	4,341,435
5.000%, 07/01/27	8,100	10,249,821
TOTAL DISTRICT OF COLUMBIA		33,909,254
FLORIDA — (3.5%)
Board of Governors State University System of Florida (RB) Series A
3.000%, 07/01/24	2,580	2,792,334
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/20	250	261,270
Florida State (GO) Series A
5.000%, 06/01/20	4,000	4,129,920
5.000%, 07/01/21	7,000	7,519,750
5.000%, 06/01/23	1,300	1,488,734
5.000%, 06/01/24	1,400	1,653,666
5.000%, 07/01/24	5,000	5,925,750
5.000%, 06/01/25	6,500	7,883,005
Florida State (GO) Series B
5.000%, 06/01/20	6,400	6,607,872
5.000%, 06/01/23	350	400,813
Florida State (GO) Series C
5.000%, 06/01/20	3,000	3,097,440
5.000%, 06/01/23	7,000	8,008,350
5.000%, 06/01/27	2,000	2,529,920
Florida State (GO) Series D
5.000%, 06/01/22	1,000	1,108,660
Florida State (GO) (ST GTD) Series A
5.000%, 06/01/27	6,565	8,304,462
Orlando Utilities Commission (RB) Series C
5.250%, 10/01/22	1,745	1,969,198
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Peace River Manasota Regional Water Supply Authority (RB)
5.000%, 10/01/25	2,030	$2,458,107
Tampa Bay Water (RB)
5.000%, 10/01/19	450	452,880
Tampa Bay Water (RB) Series A
5.000%, 10/01/25	2,850	3,473,580
TOTAL FLORIDA		70,065,711
GEORGIA — (4.8%)
City of Atlanta (GO)
5.000%, 12/01/19	5,875	5,951,493
City of Atlanta Water & Wastewater Revenue (RB) Series B
5.000%, 11/01/19	1,700	1,716,541
Cobb County Water & Sewerage Revenue (RB)
5.000%, 07/01/23	5,935	6,818,365
Columbia County School District (GO) (ST AID WITHHLDG)
5.000%, 04/01/20	1,700	1,744,047
DeKalb County Water & Sewerage Revenue (RB) Series B
5.250%, 10/01/24	2,830	3,408,254
Georgia State (GO) Series A
5.000%, 07/01/26	1,340	1,669,171
5.000%, 07/01/27	6,090	7,732,412
Georgia State (GO) Series A-
5.000%, 02/01/22	2,730	2,993,281
Georgia State (GO) Series C
5.000%, 10/01/21	3,060	3,316,459
Georgia State (GO) Series C-1
5.000%, 07/01/23	10,915	12,546,356
5.000%, 07/01/26	9,200	11,459,980
Georgia State (GO) Series E
5.000%, 12/01/25	3,960	4,869,572
5.000%, 12/01/26	3,000	3,771,930
Georgia State (GO) Series F
5.000%, 12/01/19	6,000	6,077,700
5.000%, 07/01/26	5,335	6,645,543
5.000%, 01/01/27	2,000	2,512,800
Georgia State (GO) Series I
5.000%, 07/01/20	900	932,157
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	6,000	6,951,060

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
GEORGIA — (Continued)
Gwinnett County School District (GO)
5.000%, 02/01/20	1,700	$1,733,218
5.000%, 02/01/20	1,585	1,615,971
5.000%, 08/01/22	1,890	2,107,728
TOTAL GEORGIA		96,574,038
HAWAII — (2.7%)
City & County of Honolulu (GO) Series B
5.000%, 08/01/20	1,470	1,527,756
5.000%, 10/01/23	200	231,348
5.000%, 10/01/24	6,870	8,180,315
5.000%, 10/01/25	4,925	6,005,890
Hawaii State (GO) Series EA
5.000%, 12/01/21	850	926,406
Hawaii State (GO) Series EE
5.000%, 11/01/20	515	540,266
Hawaii State (GO) Series EF
5.000%, 11/01/22	2,240	2,517,312
Hawaii State (GO) Series ET
3.000%, 10/01/23	3,710	3,995,299
Hawaii State (GO) Series EZ
5.000%, 10/01/21	6,080	6,588,227
Hawaii State (GO) Series FE
5.000%, 10/01/23	2,000	2,316,140
Hawaii State (GO) Series FH
5.000%, 10/01/25	1,640	2,002,096
Hawaii State (GO) Series FT
5.000%, 01/01/27	10,000	12,548,000
Hawaii State (GO) Series FW
5.000%, 01/01/26	5,000	6,133,000
TOTAL HAWAII		53,512,055
KANSAS — (1.3%)
City of Lenexa (GO) Series A
5.000%, 09/01/21	525	566,780
City of Wichita (GO) Series A
5.000%, 12/01/19	3,000	3,038,760
Johnson County (GO) Series B
3.000%, 09/01/22	2,260	2,384,436
Johnson County Unified School District No. 229 Blue Valley (GO) Series B
5.000%, 10/01/23	445	515,145
Johnson County Unified School District No. 232 De Soto (GO) Series A
5.000%, 09/01/20	2,550	2,655,672
Johnson County Unified School District No. 233 Olathe (GO) Series B
5.000%, 09/01/23	4,380	5,053,600
	Face Amount	Value†
	(000)
KANSAS — (Continued)
Kansas State Department of Transportation (RB) Series A
5.000%, 09/01/21	3,250	$3,511,430
5.000%, 09/01/27	1,500	1,905,975
Kansas State Department of Transportation (RB) Series B
5.000%, 09/01/20	3,000	3,126,300
Saline County Unified School District No. 305 Salina (GO)
5.000%, 09/01/20	1,860	1,937,078
Sedgwick County Unified School District No. 260 Derby (GO)
5.000%, 10/01/21	1,325	1,431,596
TOTAL KANSAS		26,126,772
KENTUCKY — (0.7%)
Louisville Water Co. (RB) Series A
4.000%, 11/15/21	1,215	1,293,963
Louisville/Jefferson County Metropolitan Government (GO)
5.000%, 12/01/19	1,250	1,266,100
Louisville/Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/20	5,155	5,421,153
5.000%, 12/01/22	5,645	6,349,326
TOTAL KENTUCKY		14,330,542
LOUISIANA — (1.3%)
Louisiana State (GO) Series A
5.000%, 11/15/19	4,500	4,549,905
5.000%, 02/01/24	2,000	2,327,500
Louisiana State (GO) Series C
5.000%, 07/15/22	12,765	14,186,638
Louisiana State (GO) Series D-1
5.000%, 12/01/20	4,065	4,273,778
TOTAL LOUISIANA		25,337,821
MAINE — (0.3%)
Maine State (GO) Series B
5.000%, 06/01/20	3,000	3,097,680
5.000%, 06/01/27	2,000	2,528,220
TOTAL MAINE		5,625,900
MARYLAND — (9.3%)
Anne County Arundel (GO)
5.000%, 04/01/22	2,475	2,729,183

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
Baltimore County (GO)
5.000%, 08/01/21	1,980	$2,133,351
5.000%, 02/01/22	2,100	2,302,524
5.000%, 08/01/22	400	446,080
3.000%, 11/01/24	1,000	1,091,930
5.000%, 03/01/27	5,000	6,304,450
5.000%, 11/01/27	2,175	2,781,172
5.000%, 03/01/28	4,000	5,143,280
Baltimore County (GO) Series B
5.000%, 08/01/24	5,800	6,887,790
Carroll County (GO)
5.000%, 11/01/19	2,300	2,322,333
5.000%, 11/01/20	5,450	5,715,960
City of Baltimore (GO) Series B
5.000%, 10/15/19	7,330	7,388,347
5.000%, 10/15/21	2,500	2,712,075
5.000%, 10/15/22	8,060	9,041,950
City of Baltimore MD (GO) Series B
5.000%, 10/15/23	2,640	3,057,437
Frederick County (GO) Series A
5.000%, 08/01/27	4,725	6,009,586
Harford County (GO)
5.000%, 09/15/19	1,545	1,552,246
Howard County (GO) Series A
5.000%, 02/15/28	1,220	1,567,249
Howard County (GO) Series D
5.000%, 02/15/24	5,140	6,020,636
Maryland State (GO) Series A
5.000%, 03/15/26	8,155	10,078,846
5.000%, 08/01/27	5,000	6,359,350
Maryland State (GO) Series B
5.000%, 08/01/26	10,000	12,464,500
5.000%, 08/01/27	5,945	7,561,267
5.000%, 08/01/28	4,000	5,186,760
Maryland State (GO) Series C
5.000%, 08/01/19	3,000	3,000,000
5.000%, 08/01/20	7,250	7,535,577
5.000%, 08/01/22	1,500	1,672,800
Montgomery County (GO) Series A
5.000%, 11/01/27	2,500	3,196,750
Montgomery County (GO) Series C
5.000%, 10/01/27	8,500	10,849,655
Montgomery County (GO) Series D
3.000%, 11/01/23	4,000	4,306,280
4.000%, 11/01/26	9,500	11,231,375
Prince County George's (GO) Series A
4.000%, 07/01/26	2,000	2,350,660
3.000%, 09/15/27	10,950	12,084,748
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
Prince County George's (GO) Series B
4.000%, 03/01/22	2,480	$2,662,677
Prince County George's (GO) Series C
5.000%, 08/01/20	3,450	3,584,136
Queen County Anne's (GO)
5.000%, 11/15/19	1,805	1,825,288
University System of Maryland (RB) Series B
5.000%, 04/01/20	4,355	4,468,448
Worcester County (GO) Series B
4.000%, 08/01/21	2,000	2,115,480
TOTAL MARYLAND		187,742,176
MASSACHUSETTS — (4.2%)
City of Boston (GO) Series A
5.000%, 03/01/20	3,270	3,346,093
5.000%, 03/01/28	6,800	8,807,088
City of Boston (GO) Series B
4.000%, 01/01/23	1,795	1,972,723
5.000%, 04/01/24	3,000	3,542,490
City of Cambridge (GO)
3.000%, 02/15/20	2,070	2,091,859
City of Springfield (GO) (ST AID WITHHLDG) Series C
4.000%, 08/01/23	150	166,467
City of Woburn (GO)
4.000%, 09/01/22	350	381,276
Commonwealth of Massachusetts (GO) Series B
5.250%, 08/01/21	5,000	5,413,150
5.000%, 07/01/28	1,725	2,221,420
5.000%, 07/01/28	4,000	5,151,120
Commonwealth of Massachusetts (GO) Series C
5.000%, 10/01/21	1,005	1,089,229
5.000%, 04/01/23	10,000	11,398,700
5.000%, 08/01/24	1,500	1,780,515
5.000%, 04/01/26	4,000	4,931,400
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/27	9,000	11,460,060
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	3,700	4,447,437
Commonwealth of Massachusetts (GO) (AMBAC) Series C
5.500%, 12/01/23	3,500	4,147,850

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Massachusetts Bay Transportation Authority (RB) (NATL) Series B
5.500%, 07/01/24	3,020	$3,643,147
Massachusetts Water Resources Authority (RB) Series A
5.000%, 08/01/22	3,000	3,348,450
Massachusetts Water Resources Authority (RB) (AGM) Series B
5.250%, 08/01/28	1,000	1,319,660
Town of Nantucket (GO)
3.000%, 10/01/22	1,115	1,178,332
Town of Wilmington (GO)
5.000%, 03/15/20	1,665	1,706,209
TOTAL MASSACHUSETTS		83,544,675
MICHIGAN — (0.3%)
Kentwood Public Schools (GO)
4.000%, 05/01/22	500	537,160
Michigan State (GO) Series A
5.000%, 05/01/25	2,000	2,417,940
Michigan State Comprehensive Transportation Revenue (RB) (AGM)
5.250%, 05/15/21	1,000	1,072,440
University of Michigan (RB) Series A
4.000%, 04/01/23	1,000	1,104,440
TOTAL MICHIGAN		5,131,980
MINNESOTA — (4.0%)
Bloomington Independent School District No. 271 (GO) (SD CRED PROG) Series A
5.000%, 02/01/20	1,150	1,172,586
City of Saint Cloud (GO) Series B
5.000%, 02/01/21	1,275	1,349,422
Dakota County Community Development Agency (RB) (CNTY GTD) Series B
5.000%, 01/01/23	800	903,664
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	5,000	5,291,850
Hennepin County (GO) Series C
5.000%, 12/01/26	4,070	5,117,252
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
5.000%, 12/01/27	5,800	$7,445,344
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series D
5.000%, 02/01/22	4,000	4,382,640
Metropolitan Council (GO) Series B
5.000%, 03/01/23	2,015	2,292,204
Metropolitan Council (GO) Series C
5.000%, 03/01/26	700	864,374
Minnesota State (GO) Series A
5.000%, 10/01/20	4,390	4,590,535
5.000%, 08/01/22	3,000	3,347,490
5.000%, 08/01/27	5,000	6,359,350
5.000%, 08/01/28	6,130	7,954,656
Minnesota State (GO) Series B
5.000%, 08/01/20	5,460	5,673,923
5.000%, 10/01/21	4,660	5,051,626
Minnesota State (GO) Series F
5.000%, 10/01/21	12,025	13,035,581
Minnesota State (GO) Series K
5.000%, 11/01/19	3,680	3,715,806
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	1,125	1,259,111
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series A
3.000%, 02/01/22	1,240	1,295,825
Saint Paul Public Library Agency (GO) Series C
5.000%, 03/01/20	250	255,697
TOTAL MINNESOTA		81,358,936
MISSISSIPPI — (1.0%)
Mississippi State (GO) Series A
5.000%, 10/01/27	9,110	11,571,978
Mississippi State (GO) Series F
5.000%, 11/01/21	7,750	8,416,810
TOTAL MISSISSIPPI		19,988,788

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MISSOURI — (1.3%)
Cass County Reorganized School District No. R-2 (GO) (ST AID DIR DEP)
5.000%, 03/01/21	1,000	$1,060,610
City of Belton (GO) Series C
5.000%, 03/01/27	2,150	2,686,339
City of Kansas City (GO) Series A
4.000%, 02/01/22	1,150	1,231,167
5.000%, 02/01/23	3,955	4,476,704
Columbia School District (GO) Series B
5.000%, 03/01/23	1,120	1,271,536
5.000%, 03/01/24	4,100	4,798,886
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
4.000%, 03/01/23	5,335	5,862,258
St. Charles Community College (GO)
3.000%, 02/15/20	2,245	2,268,348
State Louis County Reorganized School District No. R-6 (GO)
5.000%, 02/01/26	2,000	2,457,900
TOTAL MISSOURI		26,113,748
MONTANA — (0.0%)
City & County of Butte-Silver Bow (GO)
4.000%, 07/01/21	615	648,444
NEBRASKA — (0.5%)
City of Omaha (GO) Series B
3.000%, 11/15/22	1,665	1,765,250
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	2,260	2,671,727
Lancaster County School District 001 (GO)
5.000%, 01/15/21	2,470	2,607,702
Metropolitan Utilities District of Omaha (RB)
5.000%, 12/01/20	1,000	1,051,220
Omaha School District (GO)
4.000%, 12/15/19	1,365	1,379,592
TOTAL NEBRASKA		9,475,491
NEVADA — (0.3%)
City of Henderson NV (GO)
5.000%, 06/01/21	490	524,437
Clark County (GO) Series A
5.000%, 07/01/25	2,700	3,265,974
	Face Amount	Value†
	(000)
NEVADA — (Continued)
Nevada State (GO) Series A
5.000%, 08/01/19	1,825	$1,825,000
TOTAL NEVADA		5,615,411
NEW HAMPSHIRE — (0.5%)
City of Nashua (GO)
4.000%, 07/15/20	2,720	2,796,133
New Hampshire State (GO) Series A
5.000%, 03/01/23	5,910	6,709,623
TOTAL NEW HAMPSHIRE		9,505,756
NEW JERSEY — (1.2%)
City of Hoboken (GO)
3.000%, 02/01/26	2,945	3,201,833
3.000%, 02/01/27	3,035	3,309,516
3.000%, 02/01/28	4,560	4,981,253
Essex County (GO) Series A
5.000%, 08/01/20	1,000	1,039,900
Montville Township (GO)
3.000%, 10/01/25	505	555,222
Morris County (GO)
4.000%, 10/15/20	2,390	2,476,351
Princeton Regional School District (GO) (ST AID WITHHLDG)
1.750%, 02/01/22	1,095	1,111,513
South Orange & Maplewood School District (GO) (SCH BD RES FD)
3.000%, 03/01/22	350	364,171
Township of Livingston (GO)
3.000%, 01/15/21	350	360,171
Township of Parsippany-Troy Hills (GO) Series ABCD
2.000%, 09/15/22	4,100	4,190,569
Union County (GO) (ETM) Series B
3.000%, 03/01/22	45	47,017
Union County (GO) Series B
3.000%, 03/01/22	2,315	2,421,351
TOTAL NEW JERSEY		24,058,867
NEW MEXICO — (1.1%)
City of Albuquerque (GO) Series A
5.000%, 07/01/24	1,300	1,536,600
Farmington Municipal School District No. 5 (GO) (ST AID WITHHLDG)
4.000%, 09/01/20	945	974,248

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW MEXICO — (Continued)
Las Cruces School District No. 2 (GO) (ST AID WITHHLDG) Series A
4.000%, 08/01/19	1,000	$1,000,000
4.000%, 08/01/20	125	128,572
New Mexico State (GO)
5.000%, 03/01/23	5,000	5,682,200
New Mexico State Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	2,000	2,529,100
New Mexico State Severance Tax Permanent Fund (RB) Series B
4.000%, 07/01/20	4,100	4,210,085
Santa Fe County (GO)
5.000%, 07/01/22	1,000	1,111,770
Santa Fe Public School District (GO) (ST AID WITHHLDG)
5.000%, 08/01/20	3,270	3,395,797
5.000%, 08/01/24	2,000	2,364,420
TOTAL NEW MEXICO		22,932,792
NEW YORK — (4.6%)
Brewster Central School District (GO) (ST AID WITHHLDG)
2.000%, 10/01/19	1,000	1,001,840
City of New York (GO) Series A
5.000%, 08/01/24	3,860	4,577,728
5.000%, 08/01/26	7,015	8,722,661
City of New York (GO) Series B
5.000%, 08/01/19	600	600,000
5.000%, 08/01/21	450	484,947
5.000%, 08/01/22	600	668,934
City of New York (GO) Series C
5.000%, 08/01/20	5,625	5,848,256
5.000%, 08/01/22	1,500	1,672,335
City of New York (GO) Series D
5.000%, 08/01/22	1,055	1,176,209
City of New York (GO) Series E
5.000%, 08/01/21	3,975	4,283,699
5.000%, 08/01/23	6,000	6,910,080
5.000%, 08/01/26	2,500	3,108,575
City of New York (GO) Series H
5.000%, 08/01/22	1,000	1,114,890
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	2,000	$2,188,660
New York State Dormitory Authority (RB) Series A
3.000%, 07/01/20	1,615	1,645,798
5.000%, 03/15/23	200	228,266
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/22	10,200	11,204,190
5.000%, 02/15/24	4,900	5,749,317
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	1,265	1,597,670
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/24	9,950	11,674,634
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/21	2,000	2,126,840
New York State Dormitory Authority (RB) Series E-GROUP 1
5.000%, 03/15/28	2,505	3,214,641
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/22	1,250	1,376,988
5.000%, 03/15/25	3,440	4,156,311
Sachem Central School District (GO) (ST AID WITHHLDG)
5.000%, 10/15/19	1,300	1,310,777
Town of Cheektowaga (GO)
5.000%, 07/15/23	300	347,286
Town of Huntington (GO)
2.000%, 12/01/23	100	104,271
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/20	4,000	4,209,200
Triborough Bridge & Tunnel Authority (RB) Series C
4.000%, 11/15/27	1,250	1,513,125
TOTAL NEW YORK		92,818,128
NORTH CAROLINA — (4.9%)
City of Greensboro (GO) Series B
5.000%, 10/01/27	4,430	5,670,312
City of Raleigh (GO) Series A
5.000%, 09/01/22	2,685	3,003,495
Forsyth County (GO)
4.000%, 12/01/21	3,500	3,735,970
Guilford County (GO) Series A
5.000%, 02/01/22	1,800	1,973,124

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NORTH CAROLINA — (Continued)
Guilford County (GO) Series B
5.000%, 05/01/24	5,000	$5,891,300
Johnston County (GO)
4.000%, 02/01/20	3,735	3,789,680
Johnston County (GO) Series A
5.000%, 02/01/21	2,995	3,170,297
Moore County (GO)
5.000%, 06/01/22	2,740	3,038,523
New Hanover County (GO)
4.000%, 08/01/19	2,280	2,280,000
5.000%, 02/01/23	250	283,530
North Carolina Eastern Municipal Power Agency (RB) (NATL-IBC) (ETM) Series B
6.000%, 01/01/22	9,700	10,821,611
North Carolina State (GO) Series A
5.000%, 06/01/24	4,800	5,672,160
5.000%, 06/01/26	5,000	6,216,550
5.000%, 06/01/28	5,035	6,531,251
North Carolina State (GO) Series B
5.000%, 06/01/25	10,545	12,801,946
North Carolina State (GO) Series C
5.000%, 05/01/20	3,270	3,366,596
4.000%, 05/01/22	3,000	3,238,200
North Carolina State (GO) Series D
4.000%, 06/01/23	8,700	9,644,646
Wake County (GO)
5.000%, 09/01/21	1,450	1,566,638
Wake County (GO) Series A
5.000%, 03/01/28	2,000	2,580,960
Wake County (GO) Series C
5.000%, 03/01/24	3,000	3,520,170
TOTAL NORTH CAROLINA		98,796,959
OHIO — (5.6%)
City of Cincinnati (GO) Series A
4.000%, 12/01/21	2,645	2,821,421
City of Cincinnati (GO) Series C
5.000%, 12/01/19	2,955	2,993,060
City of Columbus (GO) Series 1
5.000%, 07/01/22	4,100	4,558,257
5.000%, 07/01/26	4,260	5,296,884
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	3,690	4,372,650
	Face Amount	Value†
	(000)
OHIO — (Continued)
City of Columbus (GO) Series A
2.000%, 08/15/20	3,285	$3,316,405
3.000%, 07/01/21	470	486,953
4.000%, 04/01/22	2,000	2,152,480
3.000%, 07/01/22	700	738,199
2.000%, 08/15/22	6,160	6,326,197
4.000%, 07/01/23	4,995	5,548,646
4.000%, 04/01/27	8,800	10,428,000
City of Columbus (GO) Series A
4.000%, 04/01/24	4,000	4,520,160
Hamilton County Sewer System Revenue (RB) Series A
5.000%, 12/01/21	200	217,832
Ohio Higher Educational Facility Commission (RB)
¤ 5.250%, 07/01/44 (Pre-refunded @ $100, 7/1/20)	1,875	1,944,319
Ohio State (GO)
5.000%, 09/01/19	6,000	6,018,900
Ohio State (GO) Series A
5.000%, 09/01/19	550	551,733
3.000%, 02/01/22	500	523,140
5.000%, 08/01/22	4,005	4,462,611
5.000%, 08/01/22	3,000	3,342,780
5.000%, 09/15/22	250	279,690
5.000%, 09/15/22	500	559,380
5.000%, 09/01/25	5,550	6,769,224
Ohio State (GO) Series B
5.000%, 08/01/20	3,020	3,137,418
5.000%, 06/15/21	1,500	1,608,225
5.000%, 09/01/24	2,665	3,169,111
5.000%, 09/01/27	625	793,069
5.000%, 09/15/27	1,500	1,904,895
Ohio State (GO) Series C
5.000%, 09/15/21	1,000	1,081,690
5.000%, 09/15/21	4,500	4,867,605
5.000%, 08/01/27	6,880	8,720,675
Ohio State (GO) Series U
5.000%, 05/01/28	4,325	5,563,680
Upper Arlington City School District (GO) Series A
5.000%, 12/01/27	3,190	4,071,875
TOTAL OHIO		113,147,164
OKLAHOMA — (0.1%)
City of Oklahoma City (GO)
4.000%, 03/01/23	1,000	1,100,680
OREGON — (1.8%)
City of Portland (GO)
4.000%, 06/01/20	935	957,739

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/26	1,550	$1,927,642
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/21	8,000	8,517,040
Clackamas County School District No. 46 Oregon Trail (GO) (SCH BD GTY)
5.000%, 06/15/22	1,215	1,348,419
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/27	4,680	5,908,734
Lane County School District No. 4J Eugene (GO) (SCH BD GTY) Series A
5.000%, 06/15/23	3,355	3,849,594
Oregon State (GO) Series A
5.000%, 05/01/21	200	213,566
Oregon State (GO) Series G
5.000%, 12/01/24	2,290	2,745,413
Oregon State Department of Transportation (RB) Series B
5.000%, 11/15/26	3,500	4,387,915
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	2,390	3,019,526
Washington County (GO)
5.000%, 03/01/24	2,400	2,816,136
TOTAL OREGON		35,691,724
PENNSYLVANIA — (1.8%)
Commonwealth of Pennsylvania (GO)
5.000%, 07/15/22	12,820	14,259,686
Commonwealth of Pennsylvania (GO) Series 1
5.000%, 04/01/22	11,260	12,403,903
Commonwealth of Pennsylvania (GO) Series REF
5.000%, 07/01/22	2,000	2,221,720
Montgomery County (GO)
5.000%, 05/01/23	5,255	6,004,048
West View Municipal Authority Water Revenue (RB)
4.000%, 11/15/20	1,100	1,141,327
TOTAL PENNSYLVANIA		36,030,684
	Face Amount	Value†
	(000)
RHODE ISLAND — (1.2%)
Rhode Island State (GO) Series A
5.000%, 08/01/19	8,000	$8,000,000
5.000%, 08/01/22	1,605	1,787,890
Rhode Island State (GO) Series C
5.000%, 08/01/19	9,185	9,185,000
5.000%, 08/01/20	4,870	5,059,345
Rhode Island State (GO) Series D
5.000%, 08/01/22	685	763,056
TOTAL RHODE ISLAND		24,795,291
SOUTH CAROLINA — (2.6%)
Beaufort County (GO) (ST AID WITHHLDG) Series C
5.000%, 03/01/22	3,485	3,832,002
Berkeley County School District (GO) (SCSDE) Series B
5.000%, 03/01/22	4,120	4,529,116
Charleston County (GO) Series A
5.000%, 11/01/22	4,780	5,376,687
Charleston County (GO) (ST AID WITHHLDG) Series C
5.000%, 11/01/27	2,855	3,660,909
Charleston County School District (GO) (SCSDE) Series A
5.000%, 02/01/21	2,020	2,137,907
City of Charleston Waterworks & Sewer System Revenue (RB)
5.000%, 01/01/20	1,805	1,834,494
City of North Charleston (GO) (ST AID WITHHLDG)
5.000%, 06/01/21	385	411,985
Clemson University (RB)
3.000%, 05/01/21	350	361,536
Dorchester County School District No. 2 (GO) (SCSDE) Series B
5.000%, 03/01/25	1,430	1,720,633
Florence School District One (GO) (SCSDE)
5.000%, 03/01/20	3,335	3,411,205
5.000%, 03/01/21	3,170	3,365,209
Richland County School District No. 1 (GO) (SCSDE) Series A
5.000%, 03/01/20	5,480	5,605,218

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (Continued)
Richland County School District No. 2 (GO) (SCSDE) Series A
5.000%, 02/01/21	2,085	$2,206,701
South Carolina State (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	5,500	6,369,385
South Carolina State (GO) (ST AID WITHHLDG) Series B
4.000%, 08/01/26	1,405	1,658,631
York County (GO) (ST AID WITHHLDG)
5.000%, 04/01/20	1,900	1,949,628
York County School District No. 1 (GO) (SCSDE)
5.000%, 03/01/21	3,790	4,022,175
TOTAL SOUTH CAROLINA		52,453,421
TENNESSEE — (4.5%)
City of Clarksville Water Sewer & Gas Revenue (RB)
5.000%, 02/01/20	3,150	3,211,708
City of Maryville (GO) Series A
5.000%, 06/01/22	1,865	2,061,030
City of Memphis (GO) Series A
5.000%, 11/01/22	9,695	10,898,537
5.000%, 04/01/25	1,945	2,345,281
City of Pigeon Forge (GO)
4.000%, 06/01/21	670	703,982
Hamilton County (GO) Series A
5.000%, 04/01/26	3,000	3,717,990
Hamilton County (GO) Series B
3.000%, 03/01/22	4,550	4,768,536
Knox County (GO)
5.000%, 06/01/20	2,585	2,669,400
5.000%, 04/01/24	3,440	4,048,330
Maury County (GO)
5.000%, 04/01/21	5,105	5,435,804
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/22	1,000	1,112,690
5.000%, 01/01/26	5,840	7,175,433
5.000%, 07/01/27	3,510	4,450,575
4.000%, 07/01/28	10,000	12,029,200
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
Metropolitan Government of Nashville & Davidson County (GO) Series A
5.000%, 01/01/20	1,100	$1,117,930
5.000%, 01/01/22	1,500	1,640,685
Putnam County (GO)
4.000%, 04/01/23	975	1,074,977
Shelby County (GO) Series A
5.000%, 04/01/20	7,000	7,182,840
Sumner County (GO)
5.000%, 06/01/21	110	117,835
Tennessee State (GO) Series A
5.000%, 02/01/27	7,720	9,729,439
Tennessee State (GO) Series B
5.000%, 08/01/20	1,945	2,021,808
Town of Greeneville (GO)
3.000%, 06/01/21	1,360	1,406,934
Williamson County (GO) Series A
4.000%, 05/01/22	300	323,481
Wilson County (GO) Series B
4.000%, 04/01/20	1,040	1,060,374
TOTAL TENNESSEE		90,304,799
TEXAS — (13.4%)
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	4,750	5,686,225
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/20	350	363,643
City of Arlington (GO) Series A
3.000%, 08/15/20	1,700	1,733,898
City of Austin (GO)
5.000%, 09/01/20	1,655	1,724,858
City of Dallas (GO)
5.000%, 02/15/21	9,505	10,065,035
City of Denton (GO)
4.000%, 02/15/22	2,510	2,687,231
City of El Paso (GO)
5.000%, 08/15/19	3,505	3,509,837
City of Fort Worth (GO) Series A
5.000%, 03/01/25	5,000	5,980,400
City of Houston (GO) Series A
5.000%, 03/01/21	3,100	3,289,410
5.000%, 03/01/22	5,890	6,462,214
City of Lubbock (GO)
5.000%, 02/15/23	1,000	1,131,450
City of Richardson (GO)
5.000%, 02/15/27	1,715	2,136,701

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of San Antonio Electric & Gas Systems Revenue (RB) (ETM)
5.000%, 02/01/21	720	$761,364
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/21	3,000	3,173,730
City of Southlake (GO)
3.000%, 02/15/23	1,510	1,603,152
Clear Creek Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	2,175	2,606,281
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,260	2,768,703
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	3,500	3,708,460
Dallas Area Rapid Transit (RB) Series B
5.000%, 12/01/21	2,545	2,770,691
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	592,245
Galveston County (GO)
5.000%, 02/01/22	1,000	1,093,320
Grayson County (GO)
5.000%, 01/01/21	1,990	2,099,430
Harris County (GO) Series A
5.000%, 10/01/19	4,345	4,372,460
5.000%, 10/01/19	3,500	3,522,120
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,355	1,556,610
Hidalgo County Drain District No. 1 (GO)
5.000%, 09/01/22	1,000	1,114,110
Highland Park Independent School District (GO) (PSF-GTD)
5.000%, 02/15/20	1,790	1,827,590
Houston Higher Education Finance Corp. (RB) Series A
¤ 6.875%, 05/15/41 (Pre-refunded @ $100, 5/15/21)	3,225	3,539,502
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	7,020	8,624,702
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Humble Independent School District (GO) (PSF-GTD) Series A
5.500%, 02/15/25	7,000	$8,570,310
Katy Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/20	3,820	3,900,220
La Porte Independent School District (GO)
5.000%, 02/15/21	1,700	1,801,507
Lake Travis Independent School District (GO) (PSF-GTD)
5.000%, 02/15/20	3,480	3,553,080
Mansfield Independent School District (GO)
5.000%, 02/15/20	1,000	1,021,000
Mansfield Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/22	895	981,672
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/24	5,715	6,774,332
Northside Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	4,535	5,141,284
5.000%, 08/15/25	1,880	2,285,666
Northside Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/24	5,215	5,939,520
Northwest Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,695	1,981,302
Permanent University Fund - Texas A&M University System (RB)
5.000%, 07/01/23	3,500	4,018,770
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/26	5,500	6,830,505
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	11,000	12,900,580
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 02/15/20	4,100	4,185,895
5.000%, 08/15/26	4,340	5,394,533

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Spring Independent School District (GO) (PSF-GTD)
5.000%, 08/15/19	5,000	$5,007,050
Spring Independent School District (GO) (BAM)
5.000%, 08/15/24	4,985	5,904,683
Tarrant Regional Water District (RB)
6.000%, 09/01/24	3,450	4,258,922
Texas A&M University (RB) Series B
5.000%, 05/15/21	4,000	4,276,560
Texas State (GO)
5.000%, 04/01/23	10,000	11,387,100
5.000%, 10/01/23	15,345	17,750,175
5.000%, 10/01/26	2,845	3,537,388
Texas State (GO) Series A
5.000%, 10/01/19	1,900	1,912,217
5.000%, 04/01/25	1,000	1,202,760
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/25	10,000	12,227,900
5.250%, 04/01/26	300	375,273
5.000%, 10/01/26	4,340	5,419,705
Texas Transportation Commission State Highway Fund (RB) Series A
5.000%, 04/01/20	7,900	8,105,242
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	3,150	3,979,175
University of Texas System (The) (RB) Series C
5.000%, 08/15/24	1,850	2,198,281
University of Texas System (The) (RB) Series D
5.000%, 08/15/26	2,000	2,485,960
University of Texas System (The) (RB) Series E
5.000%, 08/15/26	4,835	6,009,808
University of Texas System (The) (RB) Series J
5.000%, 08/15/25	2,500	3,044,300
5.000%, 08/15/26	1,500	1,864,470
Via Metropolitan Transit (RB)
5.000%, 07/15/20	2,495	2,587,939
TOTAL TEXAS		269,320,456
UTAH — (2.0%)
North Davis County Sewer District (RB)
3.000%, 03/01/21	2,135	2,199,733
	Face Amount	Value†
	(000)
UTAH — (Continued)
Salt County Lake (GO)
5.000%, 12/15/26	1,095	$1,377,050
Utah State (GO)
5.000%, 07/01/22	11,285	12,553,208
5.000%, 07/01/24	2,350	2,786,348
5.000%, 07/01/26	4,450	5,539,805
5.000%, 07/01/27	4,435	5,634,889
5.000%, 07/01/27	1,665	2,115,466
Washington County School District Board of Education/St George (GO) (SCH BD GTY)
5.000%, 03/01/20	2,135	2,183,785
5.000%, 03/01/22	4,465	4,910,786
TOTAL UTAH		39,301,070
VERMONT — (0.1%)
Vermont State (GO) Series B
5.000%, 08/15/23	1,270	1,464,399
Vermont State (GO) Series C
4.000%, 08/15/23	225	250,582
Vermont State (GO) Series F
5.000%, 08/15/20	1,100	1,144,418
TOTAL VERMONT		2,859,399
VIRGINIA — (4.4%)
Arlington County (GO)
5.000%, 08/15/22	3,000	3,350,910
City of Alexandria (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/27	3,160	4,029,063
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/21	3,000	3,243,270
5.000%, 09/01/22	2,050	2,293,171
City of Lynchburg (GO)
5.000%, 02/01/20	1,390	1,417,439
City of Norfolk (GO) (ST AID WTHHLDG)
5.000%, 08/01/28	2,405	3,116,183
City of Richmond (GO) Series B
5.000%, 07/15/25	5,350	6,518,654
City of Richmond (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/26	3,635	4,531,827
City of Richmond (GO) (ST AID WITHHLDG) Series D
5.000%, 03/01/27	3,275	4,140,189
City of Roanoke (GO) (ST AID WITHHLDG)
4.000%, 04/01/20	1,000	1,019,720
City of Suffolk (GO) (ST AID WITHHLDG)
5.000%, 02/01/23	2,000	2,269,720

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
City of Virginia Beach (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/23	2,725	$3,135,031
Commonwealth of Virginia (GO) (ST AID WITHHLDG)
5.000%, 07/15/25	1,000	1,217,800
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/24	2,250	2,665,823
5.000%, 06/01/25	500	608,590
Commonwealth of Virginia (GO) Series B
4.000%, 06/01/23	2,500	2,775,425
Fairfax County (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/19	3,880	3,905,220
5.000%, 10/01/19	2,500	2,516,250
5.000%, 10/01/24	5,000	5,970,250
5.000%, 10/01/26	1,000	1,253,440
5.000%, 10/01/27	1,000	1,280,870
Fairfax County (GO) (ST AID WITHHLDG) Series C
5.000%, 10/01/19	6,925	6,970,012
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	1,680	2,145,494
5.000%, 08/01/28	2,905	3,783,937
Loudoun County (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/22	4,000	4,514,520
Pittsylvania County (GO) (ST AID WITHHLDG)
5.000%, 02/01/21	250	264,633
University of Virginia (RB) Series B
5.000%, 08/01/21	6,250	6,741,812
Virginia Resources Authority (RB) Series B
4.000%, 10/01/19	2,000	2,009,500
Virginia Resources Authority (RB) Series D
5.000%, 11/01/20	745	780,879
TOTAL VIRGINIA		88,469,632
WASHINGTON — (6.6%)
Benton County School District No. 400 Richland (GO) (SCH BD GTY)
5.000%, 12/01/22	4,705	5,296,983
City of Seattle (GO)
5.000%, 12/01/19	1,500	1,519,380
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 09/01/20	3,665	3,819,296
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
5.000%, 07/01/27	8,400	$10,643,808
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 09/01/20	350	364,735
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 06/01/22	310	343,592
City of Seattle Water System Revenue (RB)
5.000%, 09/01/22	6,000	6,707,880
Clark County School District No. 119 Battleground (GO) (SCH BD GTY)
4.000%, 12/01/21	1,000	1,066,700
4.000%, 12/01/22	2,630	2,877,010
King County (GO)
5.000%, 01/01/21	425	448,435
King County (GO) Series A
5.000%, 06/01/28	3,555	4,567,180
5.000%, 06/01/29	2,050	2,684,536
King County (GO) Series E
5.000%, 12/01/19	1,300	1,316,874
5.000%, 12/01/25	955	1,171,097
King County School District No. 400 Mercer Island (GO) (SCH BD GTY)
5.000%, 12/01/22	1,145	1,290,266
King County School District No. 403 Renton (GO) (SCH BD GTY)
5.000%, 12/01/19	1,150	1,164,893
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
3.000%, 12/01/22	6,105	6,481,434
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
5.000%, 12/01/23	3,500	4,070,850
King County School District No. 412 Shoreline (GO) (SCH BD GTY)
4.000%, 12/01/21	1,000	1,066,700
King County Sewer Revenue (RB) Series B
5.000%, 07/01/22	1,000	1,111,770
Kitsap County (GO)
5.000%, 06/01/21	200	214,208
North Thurston Public Schools (GO) (SCH BD GTY)
5.000%, 12/01/20	2,880	3,029,472

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Skagit County School District No. 103 Anacortes (GO) (SCH BD GTY)
5.000%, 12/01/19	1,925	$1,949,794
5.000%, 12/01/20	2,245	2,360,909
Snohomish County Public Utility District No. 1 (RB)
5.000%, 12/01/19	1,655	1,676,383
Snohomish County School District No. 15 Edmonds (GO) (SCH BD GTY)
5.000%, 12/01/20	2,555	2,687,604
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/25	4,000	4,891,480
Spokane County (GO)
5.000%, 12/01/22	1,025	1,153,248
Tacoma Metropolitan Park District (GO) Series B
5.000%, 12/01/21	150	163,302
Thurston County School District No. 111 Olympia (GO) (SCH BD GTY)
5.000%, 12/01/21	425	462,995
University of Washington (RB) Series A
5.000%, 07/01/22	6,505	7,232,064
Washington State (GO) Series 2013A
5.000%, 08/01/21	225	242,474
Washington State (GO) Series A
5.000%, 08/01/23	750	864,075
Washington State (GO) Series B
5.000%, 07/01/24	1,200	1,421,556
5.000%, 07/01/25	1,500	1,821,090
Washington State (GO) Series C
5.000%, 02/01/23	1,500	1,700,070
Washington State (GO) Series D
5.000%, 07/01/20	5,000	5,179,600
5.000%, 07/01/23	3,800	4,367,948
5.000%, 06/01/27	3,000	3,787,260
Washington State (GO) Series R-2012C
4.000%, 07/01/21	1,610	1,699,435
Washington State (GO) Series R-2013A
5.000%, 07/01/21	7,000	7,521,080
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Washington State (GO) Series R-2015
5.000%, 07/01/22	3,720	$4,135,784
Washington State (GO) Series R-2015-C
5.000%, 07/01/20	2,000	2,071,840
Washington State (GO) Series R-2015E
5.000%, 07/01/21	5,000	5,372,200
Washington State (GO) Series R-2017A
5.000%, 08/01/22	4,000	4,459,560
Washington State (GO) Series R-2018D
5.000%, 08/01/25	3,635	4,422,305
TOTAL WASHINGTON		132,901,155
WEST VIRGINIA — (0.0%)
Jefferson County Board of Education (GO) (WV BD COMM)
4.000%, 05/01/20	130	132,826
WISCONSIN — (1.0%)
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	2,000	2,506,380
City of Oshkosh (GO) Series B
3.000%, 12/01/23	445	477,529
Oregon School District (GO)
3.000%, 03/01/21	430	442,423
Sun Prairie Area School District (GO)
4.000%, 03/01/20	570	579,502
Wisconsin State (GO)
5.000%, 05/01/24	2,515	2,963,324
Wisconsin State (GO) Series 3
5.000%, 11/01/22	3,110	3,497,133
Wisconsin State (GO) Series A
5.000%, 05/01/23	8,515	9,724,300
TOTAL WISCONSIN		20,190,591
TOTAL MUNICIPAL BONDS		2,008,390,605
TOTAL INVESTMENTS — (100.0%)
(Cost $1,949,127,392)^^		$2,008,390,605

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$2,008,390,605	—	$2,008,390,605
TOTAL	—	$2,008,390,605	—	$2,008,390,605

DFA California Short-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (95.5%)
CALIFORNIA — (95.5%)
Acton-Agua Dulce Unified School District (GO) (AGM) Series A
¤ 4.500%, 08/01/23 (Pre-refunded @ $100, 8/1/19)	850	$850,000
Alameda County Transportation Commission (RB)
5.000%, 03/01/20	4,500	4,607,910
Alhambra Unified School District (GO) Series A
3.000%, 08/01/19	700	700,000
3.000%, 08/01/19	575	575,000
4.000%, 08/01/20	750	773,408
4.000%, 08/01/20	585	603,258
Anaheim Housing & Public Improvements Authority (RB)
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/21)	1,910	2,074,833
¤ 5.000%, 10/01/34 (Pre-refunded @ $100, 10/1/21)	3,225	3,503,317
Anaheim Union High School District (GO)
5.000%, 08/01/19	400	400,000
Bay Area Toll Authority (RB)
¤ 5.000%, 10/01/42 (Pre-refunded @ $100, 10/1/20)	22,635	23,709,483
Bay Area Toll Authority (RB) Series F-2
4.000%, 04/01/20	12,780	13,044,163
4.000%, 04/01/21	1,500	1,576,860
Berkeley Unified School District (GO) Series A
4.000%, 08/01/19	500	500,000
Berkeley Unified School District (GO) Series D
5.000%, 08/01/23	295	342,002
Beverly Hills Unified School District (GO) Series A
5.000%, 08/01/20	13,055	13,591,822
5.000%, 08/01/21	9,700	10,491,520
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California Educational Facilities Authority (RB) Series A
4.000%, 11/01/19	850	$856,350
California Health Facilities Financing Authority (RB)
¤ 5.000%, 08/15/39 (Pre-refunded @ $100, 8/15/19)	11,190	11,206,114
California Municipal Finance Authority (RB)
¤ 6.000%, 01/01/42 (Pre-refunded @ $100, 1/1/22)	1,750	1,960,385
California State (GO)
5.000%, 09/01/19	5,815	5,833,899
5.000%, 09/01/19	4,000	4,013,000
5.000%, 09/01/19	5,000	5,016,250
5.000%, 10/01/19	1,500	1,509,930
5.000%, 10/01/19	5,000	5,033,100
5.000%, 10/01/19	5,340	5,375,351
5.000%, 10/01/19	19,000	19,125,780
2.000%, 11/01/19	8,000	8,020,800
4.000%, 11/01/19	225	226,692
4.000%, 11/01/19	1,095	1,103,234
5.000%, 11/01/19	3,545	3,580,379
5.000%, 11/01/19	5,935	5,994,231
5.000%, 02/01/20	13,120	13,383,581
5.000%, 04/01/20	325	333,707
5.000%, 04/01/20	3,705	3,804,257
5.000%, 04/01/20	15,000	15,401,850
5.000%, 04/01/20	18,000	18,482,220
5.000%, 08/01/20	7,440	7,739,088
5.000%, 08/01/20	2,415	2,512,083
5.000%, 09/01/20	700	730,478
5.000%, 10/01/20	1,580	1,654,055
5.000%, 10/01/20	3,410	3,569,827
5.000%, 10/01/20	1,610	1,685,461
5.000%, 10/01/20	11,000	11,515,570
5.000%, 11/01/20	8,000	8,401,680
5.000%, 02/01/21	1,575	1,669,610
5.000%, 02/01/21	650	689,046
5.000%, 04/01/21	795	847,883
5.000%, 08/01/21	8,060	8,705,928
5.000%, 08/01/21	510	550,871
5.000%, 08/01/21	2,000	2,160,280
5.000%, 08/01/21	7,065	7,631,189
5.000%, 09/01/21	2,645	2,865,196
5.000%, 09/01/21	7,845	8,498,096
5.000%, 09/01/21	6,070	6,575,327
5.000%, 10/01/21	17,155	18,639,079
5.000%, 12/01/21	2,000	2,186,080

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 03/01/22	1,075	$1,184,940
5.000%, 04/01/22	1,800	1,989,882
5.000%, 08/01/22	2,250	2,516,287
5.000%, 08/01/22	785	877,905
5.000%, 09/01/22	2,290	2,568,327
5.250%, 09/01/22	5,750	6,492,325
5.250%, 10/01/22	500	566,245
California State (GO) Series B
5.000%, 09/01/19	5,000	5,016,250
5.000%, 09/01/20	3,600	3,756,744
5.000%, 09/01/21	840	909,930
California State
5.000%, 09/01/21	1,125	1,218,656
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/19	2,070	2,098,276
5.000%, 12/01/22	3,355	3,800,712
California State Department of Water Resources (RB) (ETM) Series AS
5.000%, 12/01/22	35	39,624
California State Department of Water Resources Power Supply Revenue (RB) Series L
5.000%, 05/01/20	4,005	4,126,952
¤ 5.000%, 05/01/22 (Pre-refunded @ $100, 5/1/20)	7,675	7,907,552
California State Department of Water Resources Power Supply Revenue (RB) Series O
5.000%, 05/01/21	15,855	16,973,412
5.000%, 05/01/22	2,305	2,558,896
California State Public Works Board (RB)
¤ 5.500%, 03/01/25 (Pre-refunded @ $100, 3/1/20)	2,020	2,074,156
¤ 6.125%, 11/01/29 (Pre-refunded @ $100, 11/1/19)	6,450	6,533,076
¤ 6.000%, 11/01/34 (Pre-refunded @ $100, 11/1/19)	865	875,873
¤ 6.375%, 11/01/34 (Pre-refunded @ $100, 11/1/19)	2,550	2,584,425
California State Public Works Board (RB) Series G-1
¤ 5.750%, 10/01/30 (Pre-refunded @ $100, 10/1/19)	14,735	14,851,849
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State Public Works Board (RB) (ETM) Series F
5.000%, 10/01/20	2,015	$2,110,652
California State Public Works Board (RB) (ETM) Series H
5.000%, 09/01/21	1,050	1,139,439
California State University (RB) Series A
5.000%, 11/01/19	1,000	1,010,190
5.000%, 11/01/21	2,595	2,829,199
California State University (RB) Series A-
5.000%, 11/01/19	3,660	3,697,295
California Statewide Communities Dev. Authority (RB) (FHA INS)
¤ 6.625%, 08/01/29 (Pre-refunded @ $100, 8/1/19)	2,225	2,225,000
California Statewide Communities Dev. Authority (RB) Series A
¤ 6.000%, 08/15/42 (Pre-refunded @ $100, 8/15/20)	5,000	5,260,250
Campbell Union High School District (GO) Series B
3.000%, 08/01/19	250	250,000
Carlsbad Unified School District (GO) Series A
4.000%, 08/01/20	2,000	2,062,420
5.000%, 08/01/21	1,160	1,254,656
Central Marin Sanitation Agency (RB)
3.000%, 09/01/19	1,160	1,161,995
Cerritos Community College District (GO) Series C
4.000%, 08/01/20	425	438,264
4.000%, 08/01/21	1,250	1,327,300
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/22	3,050	3,327,733
Chabot-Las Positas Community College District Series A
4.000%, 08/01/20	1,275	1,314,793
Chico Unified School District (GO) Series B
4.000%, 08/01/21	625	663,650
City & County of San Francisco (GO) Series A
5.000%, 06/15/20	750	776,895
5.000%, 06/15/20	1,000	1,035,860

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City & County of San Francisco (GO) Series R1
5.000%, 06/15/20	865	$896,019
5.000%, 06/15/21	250	269,103
City of Berkeley (RN)
2.000%, 07/22/20	15,000	15,126,150
City of Los Angeles (RN)
5.000%, 06/25/20	25,835	26,748,784
City of Los Angeles (GO) Series A
5.000%, 09/01/20	9,400	9,818,676
City of Los Angeles (GO) Series B
5.000%, 09/01/21	4,700	5,096,351
City of Los Angeles Wastewater System Revenue (RB) Series B
5.000%, 06/01/21	1,400	1,504,762
City of Pasadena Electric Revenue (RB) Series A
5.000%, 06/01/22	385	429,006
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/19	5,920	5,980,443
5.000%, 11/01/20	3,825	4,021,452
5.000%, 11/01/20	1,070	1,124,955
5.000%, 11/01/21	4,290	4,674,127
4.000%, 11/01/22	3,000	3,289,080
5.000%, 11/01/22	1,345	1,517,496
5.000%, 11/01/23	1,835	2,140,491
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
¤ 5.125%, 11/01/39 (Pre-refunded @ $100, 11/1/19)	12,875	13,009,157
City of San Francisco Public Utilities Commission Water Revenue (RB) Series B
5.000%, 11/01/19	275	277,808
City of San Francisco Public Utilities Commission Water Revenue (RB) Series F
¤ 5.000%, 11/01/26 (Pre-refunded @ $100, 11/1/20)	3,510	3,688,483
¤ 5.000%, 11/01/28 (Pre-refunded @ $100, 11/1/20)	6,200	6,515,270
City of Santa Rosa Wastewater Revenue (RB) Series A
5.000%, 09/01/21	1,760	1,908,421
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of Torrance (RN)
2.000%, 06/25/20	19,000	$19,179,930
City of Tulare Sewer Revenue (RB) (AGM)
3.000%, 11/15/19	200	201,160
Colton Joint Unified School District (GO) (AGM)
4.000%, 08/01/20	1,000	1,030,200
Conejo Valley Unified School District (GO) Series B
5.000%, 08/01/20	1,000	1,041,120
Contra Costa Water District (RB) Series Q
5.000%, 10/01/19	2,545	2,562,230
Contra Costa Water District (RB) Series U
5.000%, 10/01/19	350	352,370
County of Riverside (RN)
5.000%, 06/30/20	13,335	13,820,127
County of Santa Clara (GO) Series A
¤ 5.000%, 08/01/39 (Pre-refunded @ $100, 8/1/19)	5,355	5,355,000
County of Santa Cruz (RN)
4.000%, 07/01/20	20,000	20,551,600
County of Sonoma (RB)
5.000%, 09/01/19	6,035	6,054,855
County of Ventura (RN)
5.000%, 07/01/20	43,120	44,693,449
Desert Community College District (GO)
4.000%, 08/01/19	1,750	1,750,000
5.000%, 08/01/21	665	719,264
Desert Sands Unified School District (GO)
3.000%, 08/01/20	1,250	1,276,625
4.000%, 08/01/21	450	477,828
East Bay Regional Park District (GO) Series A
4.000%, 09/01/21	210	223,436
East Bay Regional Park District (GO) Series A-
5.000%, 09/01/19	3,200	3,210,656
5.000%, 09/01/20	810	846,077
5.000%, 09/01/20	4,900	5,118,246
East Side Union High School District (GO)
2.000%, 08/01/20	1,055	1,066,289
East Side Union High School District (GO) Series B
3.000%, 08/01/19	4,000	4,000,000
El Monte Union High School District (GO)
2.000%, 06/01/22	1,080	1,111,882

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
El Rancho Unified School District (GO) (AGM)
4.000%, 08/01/20	780	$804,344
El Segundo Unified School District (GO) Series A
5.000%, 08/01/20	1,095	1,139,358
5.000%, 08/01/21	600	648,960
Evergreen School District (GO)
5.000%, 08/01/19	500	500,000
Fontana Unified School District (GO)
5.000%, 08/01/19	1,285	1,285,000
4.000%, 08/01/20	3,620	3,732,980
4.000%, 08/01/21	530	562,775
Foothill-De Anza Community College District (GO)
4.000%, 08/01/19	550	550,000
Fort Bragg Unified School District (GO) (AGM)
¤ 5.500%, 08/01/31 (Pre-refunded @ $100, 8/1/19)	500	500,000
Fremont Unified School District (GO) Series C
5.000%, 08/01/19	10,495	10,495,000
5.000%, 08/01/20	13,340	13,884,539
Fremont Union High School District (GO)
5.000%, 08/01/20	1,000	1,040,610
Fremont Union High School District (GO) Series A
3.000%, 08/01/20	3,505	3,577,904
Gavilan Joint Community College District (GO) Series A
4.000%, 08/01/20	2,100	2,165,541
4.000%, 08/01/21	1,500	1,592,760
Gilroy Unified School District (GO) (AGM)
4.000%, 08/01/23	1,900	2,128,342
Grossmont Union High School District (GO)
4.000%, 08/01/20	2,420	2,495,528
Hacienda La Puente Unified School District (GO) Series A
3.000%, 08/01/19	1,000	1,000,000
Kern Community College District (GO)
4.000%, 08/01/20	5,000	5,156,050
Kern High School District (GO) Series A
3.000%, 08/01/19	1,925	1,925,000
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Livermore Valley Joint Unified School District (GO)
5.000%, 08/01/20	800	$831,920
Lodi Unified School District (GO)
4.000%, 08/01/19	5,000	5,000,000
Long Beach Unified School District (GO) Series A
5.000%, 08/01/20	7,375	7,678,260
Los Altos Elementary School District (GO)
5.000%, 08/01/19	975	975,000
4.000%, 08/01/21	1,550	1,645,852
Los Altos Elementary School District (RN) Series A
2.000%, 06/30/20	7,000	7,064,120
Los Angeles Community College District (GO)
5.000%, 08/01/21	2,890	3,124,610
Los Angeles Community College District (GO) Series A
5.000%, 08/01/20	10,000	10,411,200
5.000%, 08/01/21	3,625	3,919,277
Los Angeles Community College District (GO) Series C
5.000%, 08/01/20	4,080	4,247,770
Los Angeles Community College District (GO) Series G
5.000%, 08/01/23	3,350	3,883,755
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/20	11,960	12,407,424
5.000%, 07/01/20	3,005	3,117,417
5.000%, 07/01/21	9,000	9,698,580
5.000%, 07/01/22	1,765	1,970,923
Los Angeles County Metropolitan Transportation Authority (RB) Series C
5.000%, 07/01/21	1,400	1,508,668
Los Angeles Department of Water (RB) Series B
4.000%, 07/01/20	500	514,120
4.000%, 07/01/21	700	740,943
5.000%, 07/01/21	1,500	1,616,130
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
5.000%, 07/01/20	1,050	1,089,186
5.000%, 07/01/21	1,750	1,885,485
5.000%, 07/01/21	2,000	2,154,840

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power Power System Revenue (RB) Series D
5.000%, 07/01/20	1,000	$1,037,320
5.000%, 07/01/21	875	942,743
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/21	3,500	3,758,475
Los Angeles Unified School District (GO) Series A-2
5.000%, 07/01/21	4,625	4,966,556
Los Angeles Unified School District (GO) Series B
5.000%, 07/01/22	1,350	1,498,837
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/20	1,895	1,962,538
5.000%, 07/01/22	5,560	6,172,990
5.000%, 07/01/23	2,000	2,293,120
Los County Angeles
5.000%, 06/30/20	10,000	10,355,400
Los Rios Community College District (GO) Series A
¤ 4.750%, 08/01/32 (Pre-refunded @ $100, 8/1/20)	5,000	5,188,650
Los Rios Community College District (GO) Series C
2.000%, 08/01/19	2,265	2,265,000
Los Rios Community College District (GO) Series D
4.000%, 08/01/20	15,735	16,226,089
4.000%, 08/01/21	8,970	9,524,705
Los Rios Community College District (GO) Series F
2.000%, 08/01/19	2,740	2,740,000
2.000%, 08/01/20	2,365	2,391,961
Manhattan Beach Unified School District (GO) Series A-MEASURE C
4.000%, 09/01/19	1,000	1,002,520
5.000%, 09/01/20	1,575	1,645,150
Manhattan Beach Unified School District (GO) Series F
4.000%, 09/01/21	500	531,880
Marin Community College District (GO) Series B
¤ 5.000%, 08/01/38 (Pre-refunded @ $100, 8/1/19)	5,265	5,265,000
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Mill Valley School District (GO) Series A
¤ 4.250%, 08/01/34 (Pre-refunded @ $100, 8/1/20)	1,280	$1,322,598
Morgan Hill Unified School District (GO) Series B
5.000%, 08/01/19	855	855,000
New Haven Unified School District (GO) (AGM)
4.000%, 08/01/19	1,430	1,430,000
New Haven Unified School District (GO) (BAM) Series B
5.000%, 08/01/21	3,100	3,352,960
North Orange County Community College District (GO) Series B
4.000%, 08/01/20	3,500	3,609,235
Norwalk-La Mirada Unified School District (GO) Series D
4.000%, 08/01/20	300	309,303
4.000%, 08/01/21	1,205	1,279,517
4.000%, 08/01/22	1,000	1,091,060
Oakland Unified School District (GO)
5.000%, 08/01/19	1,000	1,000,000
Oakland Unified School District (GO) Series A
¤ 6.125%, 08/01/29 (Pre-refunded @ $100, 8/1/19)	5,000	5,000,000
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/20	600	623,142
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/19	3,635	3,635,000
Oceanside Unified School District (GO) Series E
4.000%, 08/01/20	1,500	1,546,515
Orange County Sanitation District (RB) Series A
5.000%, 02/01/24	5,295	6,243,387
Oxnard Union High School District (GO) Series A
4.000%, 08/01/20	3,000	3,093,630
Padre Dam Municipal Water District Series A Series A
¤ 5.250%, 10/01/34 (Pre-refunded @ $100, 10/1/19)	6,100	6,142,883

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Palm Springs Unified School District (GO) Series D
3.000%, 08/01/20	3,120	$3,185,520
Palo Alto Unified School District (GO)
5.000%, 08/01/19	8,000	8,000,000
6.000%, 08/01/20	8,265	8,683,374
Palomar Community College District (GO)
5.000%, 05/01/23	715	822,028
Pasadena Unified School District (GO)
5.000%, 05/01/20	550	566,957
Peralta Community College District (GO)
5.000%, 08/01/19	2,220	2,220,000
Peralta Community College District (GO) Series B
5.000%, 08/01/22	1,845	2,066,843
Rancho Santa Fe School District (GO)
4.000%, 08/01/19	450	450,000
Redwood City School District (GO)
4.000%, 08/01/19	1,000	1,000,000
4.000%, 08/01/20	450	464,045
Riverside Unified School District (GO) Series A
5.000%, 08/01/19	6,200	6,200,000
Sacramento Municipal Utility District (RB) Series E
5.000%, 08/15/21	2,550	2,761,548
Sacramento Municipal Utility District (RB) Series X
5.000%, 08/15/21	750	812,220
¤ 5.000%, 08/15/25 (Pre-refunded @ $100, 8/15/21)	2,985	3,227,561
¤ 5.000%, 08/15/26 (Pre-refunded @ $100, 8/15/21)	6,065	6,557,842
San Diego Community College District (GO)
¤ 5.000%, 08/01/41 (Pre-refunded @ $100, 8/1/21)	6,800	7,356,240
San Diego County Water Authority Financing Corp. (RB)
5.000%, 05/01/20	1,385	1,427,700
5.000%, 05/01/21	550	589,298
San Diego Public Facilities Financing Authority Sewer Revenue (RB)
5.000%, 05/15/22	6,175	6,864,562
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Public Facilities Financing Authority Sewer Revenue (RB) Series A
¤ 5.250%, 05/15/24 (Pre-refunded @ $100, 5/15/20)	1,235	$1,276,768
San Diego Public Facilities Financing Authority Sewer Revenue Series A
5.000%, 05/15/20	3,000	3,096,570
San Diego Public Facilities Financing Authority Water Revenue (RB) Series
¤ 5.000%, 08/01/20 (Pre-refunded @ $100, 8/1/19)	1,045	1,045,000
San Diego Public Facilities Financing Authority Water Revenue (RB) Series B
¤ 5.375%, 08/01/34 (Pre-refunded @ $100, 8/1/19)	13,350	13,350,000
San Diego Unified School District (RN) Series A
5.000%, 06/30/20	16,600	17,180,668
San Diego Unified School District (GO) Series A
4.000%, 07/01/20	10,000	10,281,400
5.000%, 07/01/21	3,640	3,921,081
San Diego Unified School District (GO) Series R-3
5.000%, 07/01/23	2,000	2,311,420
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/21	1,390	1,510,485
San Francisco Bay Area Rapid Transit District (GO) Series C
4.000%, 08/01/19	300	300,000
San Francisco Community College District (GO)
5.000%, 06/15/20	3,450	3,571,888
5.000%, 06/15/22	2,000	2,231,060
San Francisco County Transportation Authority (RB)
3.000%, 02/01/20	5,000	5,053,200
San Francisco Unified School District (GO)
5.000%, 06/15/21	3,200	3,442,656
San Francisco Unified School District (GO) Series A
3.000%, 06/15/20	5,320	5,417,462
5.000%, 06/15/20	3,080	3,189,648

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Unified School District (GO) Series F&C
2.000%, 06/15/22	1,750	$1,802,832
San Joaquin County Transportation Authority (RB) Series A
¤ 6.000%, 03/01/36 (Pre-refunded @ $100, 3/1/21)	1,175	1,267,860
San Jose Evergreen Community College District (GO)
5.000%, 09/01/21	250	271,083
San Jose Evergreen Community College District (GO) Series A
3.000%, 09/01/19	1,000	1,001,720
San Juan Unified School District (GO)
2.000%, 08/01/19	14,330	14,330,000
3.000%, 08/01/22	1,200	1,274,232
San Leandro Unified School District (GO) Series B
4.000%, 08/01/21	265	280,844
San Mateo County Community College District (GO)
4.000%, 09/01/21	1,310	1,393,814
San Mateo County Community College District (GO) Series B
4.000%, 09/01/19	1,210	1,213,049
4.000%, 09/01/20	755	780,519
San Rafael City High School District (GO) Series B
3.000%, 08/01/19	735	735,000
4.000%, 08/01/20	305	314,519
San Ramon Valley Unified School District (GO)
4.000%, 08/01/21	4,225	4,486,274
Santa Barbara Unified School District (RN)
3.000%, 06/30/20	3,500	3,562,860
Santa Clara Unified School District (GO)
5.000%, 07/01/20	5,000	5,188,450
Santa Monica Community College District (GO) Series A
5.000%, 08/01/19	315	315,000
Santa Monica Community College District (GO) Series D
4.000%, 08/01/20	1,000	1,031,210
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Santa Monica-Malibu Unified School District (GO) Series D
4.000%, 08/01/20	5,765	$5,944,926
Sequoia Union High School District (RN)
2.000%, 06/30/20	5,000	5,042,400
Sequoia Union High School District (GO)
1.500%, 07/01/20	5,640	5,673,276
Sonoma Valley Unified School District (GO)
3.000%, 08/01/19	600	600,000
South Bay Union School District (GO) (AGC) Series A
¤ 6.000%, 08/01/23 (Pre-refunded @ $100, 8/1/19)	700	700,000
Southern California Public Power Authority (RB)
5.000%, 07/01/20	1,175	1,219,286
Southwestern Community College District (GO)
5.000%, 08/01/19	2,230	2,230,000
Tustin Unified School District (GO)
¤ 6.000%, 08/01/36 (Pre-refunded @ $100, 8/1/21)	1,500	1,650,765
University of California (RB) Series G
¤ 5.000%, 05/15/37 (Pre-refunded @ $100, 5/15/22)	14,770	16,410,652
Victor Valley Community College District (GO) Series C
¤ 5.750%, 08/01/44 (Pre-refunded @ $100, 8/1/19)	3,150	3,150,000
Washington Unified School District (GO)
4.000%, 08/01/20	1,000	1,030,200
West Contra Costa Unified School District (GO) (AGM)
5.000%, 08/01/20	820	853,718
5.000%, 08/01/21	2,350	2,541,760
West Contra Costa Unified School District (GO) Series A
4.000%, 08/01/20	2,715	2,799,735

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
West Contra Costa Unified School District (GO) Series B
6.000%, 08/01/21	1,000	$1,101,350
West Valley-Mission Community College District (GO) Series A
3.000%, 08/01/20	7,020	7,166,718
Western Placer Unified School District (RN)
2.000%, 06/30/20	8,000	8,073,280
Westlands Water District (RB) (AGM) Series A
4.000%, 09/01/20	1,045	1,077,918
TOTAL MUNICIPAL BONDS		1,180,441,405

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (4.5%)
BlackRock Liquidity Funds California Money Fund Portfolio	55,560,974	$55,560,974
TOTAL INVESTMENTS — (100.0%)
(Cost $1,228,579,915)^^		$1,236,002,379

Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$1,180,441,405	—	$1,180,441,405
Temporary Cash Investments	—	55,560,974	—	55,560,974
TOTAL	—	$1,236,002,379	—	$1,236,002,379

DFA California Intermediate-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (97.3%)
CALIFORNIA — (97.3%)
Albany Unified School District (GO)
4.000%, 08/01/21	240	$254,842
Amador County Unified School District (GO)
4.000%, 08/01/19	385	385,000
Anaheim Housing & Public Improvements Authority (RB)
¤ 5.000%, 10/01/32 (Pre-refunded @ $100, 10/1/21)	235	255,281
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/21)	965	1,048,279
¤ 5.000%, 10/01/34 (Pre-refunded @ $100, 10/1/21)	400	434,520
¤ 5.000%, 10/01/41 (Pre-refunded @ $100, 10/1/21)	960	1,042,848
Anaheim Union High School District (GO)
5.000%, 08/01/19	855	855,000
5.000%, 08/01/23	1,905	2,210,162
Antelope Valley Community College District (GO) Series A
5.000%, 08/01/24	850	1,017,186
Antelope Valley Union High School District (GO)
4.000%, 08/01/21	500	530,920
5.000%, 08/01/22	1,650	1,846,828
Arcadia Unified School District (GO)
3.000%, 08/01/26	1,035	1,159,428
Azusa Unified School District (GO)
4.000%, 07/01/21	400	423,708
5.000%, 07/01/21	825	889,523
Bay Area Toll Authority (RB) Series S-4
¤ 5.000%, 04/01/30 (Pre-refunded @ $100, 4/1/23)	10,500	12,048,015
Berkeley Unified School District (GO)
5.000%, 08/01/19	325	325,000
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Berkeley Unified School District (GO) Series D
5.000%, 08/01/23	600	$695,598
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	455	587,055
5.000%, 08/01/28	2,540	3,351,251
Beverly Hills Unified School District (GO)
2.000%, 08/01/21	145	148,238
2.000%, 08/01/22	2,805	2,895,770
Buena Park School District (GO) (AGM)
2.500%, 08/01/21	75	77,415
Burbank Unified School District (GO)
5.000%, 08/01/24	300	359,007
Butte-Glenn Community College District (GO)
2.500%, 08/01/20	550	558,993
California Infrastructure & Economic Dev. Bank (RB) (FGIC) (ETM)
5.000%, 07/01/25	2,500	3,074,450
California Infrastructure & Economic Development Bank
5.000%, 07/01/26	7,500	9,447,825
California Infrastructure & Economic Development Bank (RB) (AMBAC)
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)	225	292,601
California Municipal Finance Authority (RB)
¤ 5.750%, 01/01/33 (Pre-refunded @ $100, 1/1/22)	750	835,702
¤ 6.000%, 01/01/42 (Pre-refunded @ $100, 1/1/22)	3,905	4,374,459
California State (GO)
3.125%, 10/01/19	100	100,356
5.000%, 10/01/19	500	503,310
4.000%, 11/01/19	135	136,015
5.250%, 02/01/20	500	510,665
5.000%, 11/01/20	750	787,657
4.000%, 12/01/20	750	780,270
5.000%, 02/01/21	700	742,049
5.000%, 04/01/21	475	506,597

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 09/01/21	460	$498,295
5.000%, 09/01/21	3,705	4,013,441
5.000%, 09/01/21	175	189,569
5.000%, 10/01/21	200	217,302
5.000%, 02/01/22	2,575	2,830,028
5.000%, 04/01/22	940	1,039,161
5.000%, 08/01/22	1,250	1,397,937
4.000%, 09/01/22	525	572,917
5.000%, 09/01/22	625	700,963
5.250%, 09/01/22	2,585	2,918,723
5.000%, 10/01/22	1,000	1,124,720
5.250%, 10/01/22	2,380	2,695,326
5.000%, 12/01/22	1,245	1,408,207
5.000%, 02/01/23	1,400	1,592,416
5.000%, 08/01/23	1,500	1,734,525
5.000%, 09/01/23	1,635	1,895,668
5.000%, 10/01/23	100	116,250
5.000%, 11/01/23	875	1,019,874
5.000%, 05/01/24	975	1,154,263
5.000%, 09/01/24	1,000	1,195,710
5.000%, 10/01/24	2,400	2,876,400
5.000%, 11/01/24	850	1,021,088
5.500%, 02/01/25	1,000	1,234,370
5.000%, 08/01/25	3,000	3,671,130
5.000%, 08/01/25	3,275	4,007,650
5.000%, 08/01/25	4,500	5,506,695
5.000%, 10/01/25	1,000	1,228,790
5.000%, 11/01/25	4,000	4,925,200
5.000%, 08/01/26	1,000	1,250,250
5.000%, 08/01/26	800	1,000,200
5.000%, 08/01/26	1,400	1,750,350
5.000%, 08/01/26	2,850	3,563,212
5.000%, 09/01/26	305	382,052
3.500%, 08/01/27	2,220	2,550,647
5.000%, 08/01/27	8,750	11,151,612
5.000%, 04/01/28	1,000	1,290,830
5.000%, 08/01/28	1,000	1,299,620
5.000%, 10/01/28	4,750	6,191,245
5.000%, 04/01/29	5,000	6,567,250
California State (GO) Series B
5.000%, 09/01/21	1,060	1,148,245
5.000%, 09/01/21	1,700	1,841,525
5.000%, 09/01/23	2,285	2,649,298
California State Department of Water Resources (RB) Series
5.000%, 12/01/22	3,210	3,636,448
5.000%, 12/01/23	900	1,053,450
California State Department of Water Resources (RB) Series AM
5.000%, 12/01/22	4,105	4,650,349
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State Department of Water Resources (RB) Series AQ
¤ 4.000%, 12/01/32 (Pre-refunded @ $100, 6/1/23)	5,000	$5,592,300
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/19	530	537,240
5.000%, 12/01/22	1,485	1,682,282
5.000%, 12/01/24	1,000	1,206,350
California State Department of Water Resources (RB) Series BA
5.000%, 12/01/28	4,000	5,298,320
California State Department of Water Resources (RB) (ETM) Series AS
5.000%, 12/01/19	15	15,200
5.000%, 12/01/22	15	16,982
California State Department of Water Resources Power Supply Revenue (RB) Series L
5.000%, 05/01/20	3,380	3,482,921
¤ 5.000%, 05/01/22 (Pre-refunded @ $100, 5/1/20)	610	628,483
California State Department of Water Resources Power Supply Revenue (RB) Series O
5.000%, 05/01/21	3,640	3,896,766
5.000%, 05/01/22	7,410	8,226,211
California State Public Works Board (RB) (ETM) Series
5.000%, 09/01/20	1,000	1,044,090
California State Public Works Board (RB) (ETM) Series F
5.000%, 10/01/20	500	523,735
California State Public Works Board (RB) (ETM) Series H
5.000%, 09/01/21	1,740	1,888,213
California State University (RB) Series
5.000%, 11/01/29	1,500	2,011,470
California State University (RB) Series A
5.000%, 11/01/19	3,000	3,030,570
5.000%, 11/01/20	685	720,099
5.000%, 11/01/25	1,015	1,255,981
5.000%, 11/01/25	2,000	2,474,840

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State University (RB) Series A-
5.000%, 11/01/19	450	$454,586
California State University (RB) (AGM) Series C
5.000%, 11/01/22	100	112,928
California Statewide Communities Dev. Authority (RB)
¤ 6.000%, 06/01/33 (Pre-refunded @ $100, 6/1/21)	1,295	1,414,619
Capistrano Unified School District School Facilities Improvement District No. 1 (GO)
4.000%, 08/01/22	170	185,164
Carlsbad Unified School District (GO)
5.000%, 08/01/21	230	248,768
5.000%, 08/01/24	325	389,275
Central Marin Sanitation Agency (RB)
4.000%, 09/01/21	1,425	1,515,858
Cerritos Community College District (GO) Series
5.000%, 08/01/29	400	538,308
Chabot-Las Positas Community College District (GO)
5.000%, 08/01/22	900	1,008,504
4.000%, 08/01/23	1,970	2,206,755
Chaffey Community College District (GO) Series E
4.000%, 06/01/22	335	363,850
Chico Unified School District (GO) Series A-2
4.000%, 08/01/24	250	287,003
Chino Valley Unified School District (GO) Series A
4.000%, 08/01/21	200	212,368
Chula Vista Elementary School District (GO)
5.000%, 08/01/22	1,835	2,055,072
Chula Vista Municipal Financing Authority (RB)
5.000%, 05/01/25	250	303,790
City & County of San Francisco (GO)
4.000%, 06/15/20	800	821,776
5.000%, 06/15/20	1,715	1,776,500
City & County of San Francisco (GO) Series
5.000%, 06/15/20	575	595,620
5.000%, 06/15/20	2,000	2,071,720
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 06/15/22	2,200	$2,454,826
5.000%, 06/15/24	1,000	1,191,960
City & County of San Francisco (GO) Series R1
5.000%, 06/15/20	500	517,930
5.000%, 06/15/21	2,315	2,491,889
City of Grover Beach (GO)
5.000%, 09/01/23	360	418,493
City of Long Beach Harbor Revenue (RB) Series
5.000%, 05/15/28	500	653,765
5.000%, 05/15/29	375	499,950
City of Los Angeles (GO) Series A
5.000%, 09/01/20	445	464,820
City of Los Angeles (GO) Series B
5.000%, 09/01/19	600	601,998
5.000%, 09/01/24	1,000	1,199,550
City of Oakland (GO) Series A
5.000%, 01/15/25	500	605,220
City of Pacifica COP
5.000%, 01/01/24	250	293,163
City of Pasadena Electric Revenue (RB) Series A
5.000%, 06/01/22	1,000	1,114,300
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/21	865	942,452
5.000%, 11/01/22	1,335	1,506,214
5.000%, 11/01/23	1,475	1,720,558
5.000%, 11/01/24	1,250	1,504,425
5.000%, 11/01/25	1,000	1,238,110
City of San Francisco Public Utilities Commission Water Revenue (RB) Series
¤ 5.000%, 11/01/23 (Pre-refunded @ $100, 11/1/20)	1,000	1,050,850
¤ 5.500%, 11/01/30 (Pre-refunded @ $100, 11/1/20)	1,000	1,057,040
City of San Francisco Public Utilities Commission Water Revenue (RB) Series B
5.000%, 11/01/19	420	424,288
Coachella Valley Unified School District (GO) (BAM)
4.000%, 08/01/22	825	898,846
Colton Joint Unified School District (GO)
5.000%, 08/01/21	900	971,568
Conejo Valley Unified School District (GO) Series
5.000%, 08/01/21	500	540,800

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Contra Costa Transportation Authority (RB) Series
¤ 5.000%, 03/01/23 (Pre-refunded @ $100, 3/1/20)	500	$511,960
Contra Costa Transportation Authority (RB) Series A
5.000%, 03/01/22	470	518,955
5.000%, 03/01/24	1,250	1,476,550
Contra Costa Transportation Authority (RB) Series B
5.000%, 03/01/27	1,250	1,598,875
Contra Costa Water District (RB) Series Q
5.000%, 10/01/22	505	569,165
Corona-Norco Unified School District (GO) Series B
3.000%, 08/01/23	500	539,700
5.000%, 08/01/27	150	193,007
Culver City School Facilities Financing Authority (RB) (AGM)
5.500%, 08/01/26	855	1,104,805
Cupertino Union School District (GO) Series B
4.000%, 08/01/21	400	424,736
Davis Joint Unified School District Community Facilities District (ST) (AGM)
3.000%, 08/15/19	500	500,385
3.000%, 08/15/22	1,000	1,057,070
Desert Sands Unified School District (GO)
5.000%, 08/01/21	3,000	3,244,800
Dublin Unified School District (GO)
5.000%, 08/01/22	875	979,659
5.000%, 08/01/23	1,665	1,928,153
East Bay Regional Park District (GO) Series A-
5.000%, 09/01/27	550	712,465
East Side Union High School District (GO)
4.000%, 08/01/21	600	637,104
East Side Union High School District (GO) Series A
3.000%, 08/01/21	575	599,196
East Side Union High School District (GO) Series D
3.000%, 08/01/19	825	825,000
El Rancho Unified School District (GO) (AGM)
4.000%, 08/01/21	1,285	1,364,464
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	200	$238,722
Enterprise Elementary School District (GO)
4.000%, 09/01/19	500	501,260
Fallbrook Union Elementary School District (GO) Series A
5.000%, 08/01/20	200	208,224
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) (AGM) Series B
5.000%, 10/01/26	250	316,290
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) Series C
5.000%, 10/01/25	100	123,482
Fontana Unified School District (GO)
5.000%, 08/01/19	600	600,000
4.000%, 08/01/21	1,585	1,683,016
4.000%, 08/01/22	875	953,864
Fountain Valley Public Finance Authority (RB) Series
5.000%, 07/01/24	250	298,668
Franklin-Mckinley School District (GO)
4.000%, 08/01/23	325	363,789
Fremont Union High School District (GO) Series
5.000%, 08/01/25	795	979,591
Fresno Unified School District (GO) (AGM) Series A
4.500%, 08/01/20	480	497,362
Gilroy Unified School District (GO) (AGM)
4.000%, 08/01/24	2,615	3,002,046
Grossmont Healthcare District (GO) Series
5.000%, 07/15/23	100	115,678
Grossmont Union High School District (GO)
5.000%, 08/01/27	500	643,355
Hacienda La Puente Unified School District (GO) (NATL)
5.000%, 08/01/23	225	261,043
Jurupa Unified School District (GO) (AGM)
5.000%, 08/01/20	725	754,812

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Kern High School District (GO) (AGM)
5.000%, 08/01/19	250	$250,000
Kern High School District (GO) Series A
3.000%, 08/01/20	3,885	3,963,088
3.000%, 08/01/26	895	1,000,055
Kern High School District (GO) Series E
2.000%, 08/01/19	1,350	1,350,000
2.000%, 08/01/20	2,435	2,459,837
3.000%, 08/01/21	465	484,567
Lakeside Union School District/San Diego County (GO)
5.000%, 08/01/23	695	805,144
Lancaster Financing Authority (NATL) (ETM)
5.250%, 02/01/20	540	551,464
Liberty Union High School District (GO)
5.000%, 08/01/20	380	395,626
4.000%, 08/01/21	500	530,920
Lompoc Unified School District (GO) (AGC)
5.250%, 08/01/20	540	563,544
Long Beach Unified School District (GO)
5.000%, 08/01/20	1,500	1,561,680
5.000%, 08/01/26	200	252,494
Los Altos Elementary School District (GO)
4.000%, 08/01/21	250	265,460
4.000%, 08/01/21	470	499,065
Los Angeles Community College District (GO) Series A
5.000%, 08/01/21	2,725	2,946,215
5.000%, 08/01/23	340	394,172
5.000%, 08/01/24	250	299,308
Los Angeles Community College District (GO) Series C
5.000%, 08/01/19	950	950,000
5.000%, 08/01/22	400	448,224
5.000%, 08/01/25	1,240	1,527,916
5.000%, 06/01/26	2,500	3,141,775
Los Angeles Community College District (GO) Series G
5.000%, 08/01/23	650	753,564
Los Angeles County Metropolitan Transportation Authority (RB)
5.000%, 07/01/20	300	311,223
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles County Metropolitan Transportation Authority (RB) Series
5.000%, 07/01/27	3,565	$4,584,982
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/20	830	861,050
5.000%, 07/01/21	520	560,362
5.000%, 07/01/22	870	974,174
5.000%, 07/01/25	1,590	1,953,792
Los Angeles County Metropolitan Transportation Authority (RB) Series A-
5.000%, 07/01/25	3,435	4,212,066
Los Angeles County Metropolitan Transportation Authority (RB) Series B
5.000%, 06/01/20	500	517,005
5.000%, 07/01/20	525	544,640
Los Angeles County Metropolitan Transportation Authority (RB) Series C
5.000%, 07/01/20	525	544,640
Los Angeles County Public Works Financing Authority (RB) Series
5.000%, 12/01/25	165	204,374
Los Angeles Department of Water (RB) Series A
5.000%, 07/01/24	1,450	1,730,734
Los Angeles Department of Water (RB) Series B
5.000%, 07/01/20	500	518,660
5.000%, 07/01/22	435	486,017
5.000%, 07/01/28	750	988,507
Los Angeles Department of Water & Power Power System Revenue (RB) Series
5.000%, 07/01/26	1,665	2,094,070
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
5.000%, 07/01/20	600	622,392
5.000%, 07/01/21	1,000	1,077,420
5.000%, 07/01/21	2,950	3,178,389
5.000%, 07/01/21	1,650	1,777,743
Los Angeles Department of Water & Power Power System Revenue (RB) Series B
5.000%, 07/01/24	5,000	5,962,750

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Unified School District (GO) Series A
3.000%, 07/01/20	790	$803,825
5.000%, 07/01/20	150	155,346
2.000%, 07/01/22	1,515	1,552,148
5.000%, 07/01/22	1,115	1,237,929
5.000%, 07/01/24	720	850,284
5.000%, 07/01/26	1,270	1,570,596
5.000%, 07/01/27	1,500	1,893,000
5.000%, 07/01/28	1,000	1,286,820
Los Angeles Unified School District (GO) Series A-1
5.000%, 07/01/21	1,710	1,836,283
Los Angeles Unified School District (GO) Series A-2
5.000%, 07/01/21	2,600	2,792,010
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	500	631,000
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/22	500	555,125
5.000%, 07/01/23	3,050	3,497,008
Los Rios Community College District (GO)
5.000%, 08/01/19	2,965	2,965,000
Los Rios Community College District (GO) Series B
5.000%, 08/01/23	510	590,825
Los Rios Community College District (GO) Series F
3.000%, 08/01/21	800	833,664
Lynwood Unified School District (GO) (AGM)
5.000%, 08/01/21	450	485,411
5.000%, 08/01/22	485	540,566
Manhattan Beach Unified School District (GO) Series C
3.500%, 09/01/21	1,185	1,248,374
Manhattan Beach Unified School District (GO) Series E
3.000%, 09/01/22	660	701,712
Montebello Unified School District (GO)
5.000%, 08/01/20	415	431,260
Moreland School District (GO) Series B
5.000%, 08/01/21	500	540,800
Moreno Valley Public Financing Authority (RB)
5.000%, 11/01/20	1,470	1,543,618
Morongo Unified School District (GO)
3.000%, 08/01/22	480	508,378
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Morongo Unified School District (GO) Series A
5.000%, 08/01/24	100	$119,184
5.000%, 08/01/25	80	97,845
5.000%, 08/01/26	220	275,557
5.000%, 08/01/27	120	153,460
Mount Diablo Unified School District (GO)
3.250%, 08/01/19	500	500,000
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	800	877,824
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/24	325	391,521
New Haven Unified School District (GO) (AGC) (ETM)
5.000%, 08/01/19	55	55,000
New Haven Unified School District (GO) (AGC)
5.000%, 08/01/19	95	95,000
North Orange County Community College District (GO) Series B
4.000%, 08/01/22	2,500	2,727,650
Northern Humboldt Union High School District (GO)
4.000%, 08/01/26	220	259,554
Novato Sanitary District Waste Water Revenue
5.000%, 02/01/28	1,475	1,918,267
Oak Park Unified School District (GO)
4.000%, 08/01/22	445	485,108
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/20	1,005	1,043,763
5.000%, 08/01/22	1,500	1,665,750
5.000%, 08/01/24	900	1,060,632
5.000%, 08/01/26	575	709,355
Oakland Unified School District/Alameda County (GO) Series
5.000%, 08/01/21	610	655,988
4.000%, 08/01/22	350	378,410
4.000%, 08/01/24	500	565,125
5.000%, 08/01/25	540	652,444
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/22	3,000	3,331,500
5.000%, 08/01/25	750	906,172

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Oakland Unified School District/Alameda County (GO) Series B
5.000%, 08/01/24	1,675	$1,973,954
Oakland Unified School District/Alameda County (GO) Series C
5.000%, 08/01/20	255	264,835
5.000%, 08/01/26	500	616,830
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/23	300	344,109
5.000%, 08/01/24	1,125	1,328,782
5.000%, 08/01/25	1,250	1,514,300
Orange County Sanitation District (RB) Series A
5.000%, 02/01/23	1,240	1,414,567
Oxnard Union High School District (GO)
4.000%, 08/01/21	320	339,789
4.000%, 08/01/22	500	545,530
Palm Springs Unified School District (GO)
5.000%, 08/01/19	500	500,000
Palomar Community College District (GO)
5.000%, 05/01/21	965	1,033,949
Palomar Community College District (GO) Series D
5.000%, 08/01/23	150	173,900
Palos Verdes Peninsula Unified School District (GO) Series B
5.000%, 11/01/21	250	272,738
Pasadena Unified School District (GO) Series B
5.000%, 08/01/24	800	957,784
Piedmont Unified School District (GO)
3.000%, 08/01/20	845	862,998
Placentia-Yorba Linda Unified School District (GO)
4.000%, 08/01/29	1,000	1,241,720
Plumas Unified School District (GO) (AGM)
5.250%, 08/01/21	800	867,400
Porterville Unified School District Facilities Improvement District (GO) (AGM) Series B
5.000%, 08/01/19	325	325,000
Poway Unified School District (GO)
5.000%, 08/01/19	200	200,000
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Rancho Santiago Community College District (GO) (AGM)
5.250%, 09/01/20	500	$523,610
Redlands Financing Authority (RB) Series
5.000%, 09/01/22	1,290	1,450,128
Redlands Unified School District (GO)
5.000%, 07/01/26	300	377,763
5.000%, 07/01/27	500	645,235
Redwood City School District (GO)
5.000%, 08/01/27	50	64,336
5.000%, 08/01/28	85	111,641
Reed Union School District (GO)
4.000%, 08/01/27	460	559,682
Regents of the University of California Medical Center Pooled Revenue (RB) Series
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 5/15/23)	500	576,135
Regents of the University of California Medical Center Pooled Revenue (RB) Series J
¤ 5.250%, 05/15/29 (Pre-refunded @ $100, 5/15/23)	670	775,525
Riverside County Infrastructure Financing Authority (RB) Series A
5.000%, 11/01/24	1,100	1,323,278
Sacramento Municipal Utility District (RB) Series D
5.000%, 08/15/22	525	589,260
Sacramento Municipal Utility District (RB) Series E
5.000%, 08/15/23	1,050	1,219,743
5.000%, 08/15/26	1,000	1,262,100
Sacramento Municipal Utility District (RB) Series F
5.000%, 08/15/22	1,000	1,122,400
Saddleback Valley Unified School District (GO)
5.000%, 08/01/22	465	521,060
San Diego Community College District (GO)
5.000%, 08/01/24	1,300	1,557,101
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	1,117,152

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego County Water Authority Financing Corp. (RB)
5.000%, 05/01/21	310	$332,150
San Diego County Water Authority Financing Corp. (RB) Series
¤ 5.250%, 05/01/23 (Pre-refunded @ $100, 11/1/19)	1,395	1,409,968
San Diego Public Facilities Financing Authority (RB)
5.000%, 05/15/25	1,020	1,248,409
San Diego Public Facilities Financing Authority Sewer Revenue (RB)
5.000%, 05/15/22	700	778,169
San Diego Public Facilities Financing Authority Sewer Revenue (RB) Series A
4.000%, 05/15/20	3,000	3,073,140
¤ 5.250%, 05/15/24 (Pre-refunded @ $100, 5/15/20)	1,975	2,041,794
San Diego Public Facilities Financing Authority Sewer Revenue
5.000%, 05/15/23	2,070	2,382,135
San Diego Public Facilities Financing Authority Water Revenue (RB) Series A
¤ 5.000%, 08/01/23 (Pre-refunded @ $100, 8/1/20)	2,690	2,798,138
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/21	4,270	4,640,124
5.500%, 07/01/25	2,550	3,198,133
San Diego Unified School District (GO) (AGM) Series E-2
5.500%, 07/01/27	3,000	3,960,630
San Diego Unified School District (GO) (NATL) Series D-1
5.500%, 07/01/24	190	231,031
5.500%, 07/01/25	445	558,106
San Diego Unified School District (GO) Series R-3
5.000%, 07/01/20	435	451,191
5.000%, 07/01/21	1,705	1,836,660
5.000%, 07/01/22	1,000	1,116,970
5.000%, 07/01/23	300	346,713
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	110	$138,014
San Diego Unified School District/CA Series R-4
5.000%, 07/01/24	1,000	1,192,020
San Dieguito Union High School District (GO) Series A-2
5.000%, 08/01/23	490	568,282
San Francisco Bay Area Rapid Transit District (GO) Series C
4.000%, 08/01/19	325	325,000
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB)
4.000%, 07/01/26	375	446,479
San Francisco City & County Airport Comm-San Francisco International Airport (RB)
¤ 5.000%, 05/01/21 (Pre-refunded @ $100, 5/1/20)	540	556,362
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series D
¤ 5.000%, 05/01/23 (Pre-refunded @ $100, 5/3/21)	875	936,442
San Francisco Community College District (GO)
5.000%, 06/15/20	2,100	2,174,193
5.000%, 06/15/22	2,070	2,309,147
5.000%, 06/15/23	3,775	4,353,217
5.000%, 06/15/24	1,365	1,624,159
San Francisco Community College District (GO) Series D
5.000%, 06/15/20	600	621,198
San Francisco County Transportation Authority (RB)
3.000%, 02/01/22	2,000	2,103,700
San Francisco Municipal Transportation Agency (RB) Series
5.000%, 03/01/20	860	880,623
San Francisco Unified School District (GO)
5.000%, 06/15/20	725	750,810
5.000%, 06/15/21	230	247,441

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Unified School District (GO) Series A
5.000%, 06/15/26	1,595	$2,007,499
San Francisco Unified School District (GO) Series F&C
2.000%, 06/15/22	1,580	1,627,700
San Joaquin County Transportation Authority (RB) Series A
¤ 6.000%, 03/01/36 (Pre-refunded @ $100, 3/1/21)	335	361,475
San Jose Evergreen Community College District (GO)
5.000%, 09/01/21	1,750	1,897,577
San Jose Evergreen Community College District (GO) Series A
4.000%, 09/01/23	100	112,381
San Juan Unified School District (GO)
3.000%, 08/01/22	1,480	1,571,553
5.000%, 08/01/22	800	896,696
3.000%, 08/01/24	610	669,963
3.000%, 08/01/25	1,475	1,639,831
3.000%, 08/01/26	3,135	3,496,277
San Juan Water District (RB)
5.000%, 02/01/26	500	623,290
San Lorenzo Unified School District (GO)
5.000%, 08/01/21	265	286,624
San Mateo County Community College District (GO) Series B
5.000%, 09/01/27	450	582,926
San Matro County Community College District (GO) Series B
5.000%, 09/01/28	400	529,800
San Ramon Valley Unified School District (GO)
4.000%, 08/01/21	1,600	1,698,944
Santa Ana Unified School District (GO)
5.000%, 08/01/25	350	430,812
Santa Clara Unified School District (GO)
5.000%, 07/01/24	1,000	1,193,610
Santa County Clara (GO) Series C
5.000%, 08/01/26	900	1,136,916
5.000%, 08/01/27	3,405	4,402,256
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Santa Cruz City High School District (GO)
4.000%, 08/01/22	715	$780,330
Santa Monica Community College District (GO) Series A
5.000%, 08/01/22	225	252,268
5.000%, 08/01/22	400	448,476
5.000%, 08/01/26	105	132,480
Santa Monica Public Financing Authority (RB) Series B
4.000%, 12/01/19	175	176,813
Simi Valley Unified School District (GO)
5.000%, 08/01/23	260	301,426
Sonoma Valley Unified School District (GO) Series B
5.000%, 08/01/25	500	615,445
Standard Elementary School District (GO) Series A
4.000%, 08/01/24	240	271,634
Stockton Unified School District (GO) (AGM)
5.000%, 07/01/20	150	155,514
Sylvan Union School District (GO) Series
5.000%, 08/01/26	405	509,749
Tahoe Forest Hospital District (GO)
4.000%, 08/01/20	295	304,207
Tustin Unified School District (GO)
¤ 5.250%, 08/01/31 (Pre-refunded @ $100, 8/1/21)	415	450,997
University of California (RB) Series AF
5.000%, 05/15/22	3,000	3,336,750
¤ 5.000%, 05/15/26 (Pre-refunded @ $100, 5/15/23)	400	460,908
University of California (RB) Series G
¤ 5.000%, 05/15/37 (Pre-refunded @ $100, 5/15/22)	305	338,879
Upland Unified School District (GO) Series A
5.000%, 08/01/21	500	540,800
Upper Santa Clara Valley Joint Powers Authority (RB) (ETM) Series A
4.000%, 08/01/21	1,125	1,193,647

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Vista Unified School District (GO)
5.000%, 08/01/19	200	$200,000
Walnut Creek Elementary School District Contra Costa County (GO)
4.000%, 09/01/25	100	117,474
Washington Unified School District/Yolo County (GO)
4.000%, 08/01/19	450	450,000
West Contra Costa Unified School District (GO) (AGM)
5.000%, 08/01/20	100	104,112
West Contra Costa Unified School District (GO)
5.000%, 08/01/21	430	465,088
West Contra Costa Unified School District (GO) Series A
5.000%, 08/01/24	1,095	1,308,010
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/25	520	638,362
5.000%, 08/01/26	545	685,125
5.000%, 08/01/27	575	738,846
West Contra Costa Unified School District (GO) Series B
6.000%, 08/01/20	1,475	1,550,269
West Covina Unified School District (GO) (AGM)
5.000%, 08/01/21	385	416,416
West Valley-Mission Community College District (GO)
5.000%, 08/01/22	1,015	1,137,044
West Valley-Mission Community College District (GO) Series
5.000%, 08/01/29	135	181,679
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Western Riverside Water & Wastewater Financing Authority (RB) (AGC)
5.000%, 09/01/19	250	$250,830
Westside Union School District (GO) Series A
3.000%, 08/01/21	300	312,624
4.000%, 08/01/23	700	784,126
Whittier Union High School District (GO) Series
2.000%, 08/01/19	645	645,000
Windsor Unified School District (GO)
4.000%, 08/01/26	105	123,878
Wright Elementary School District (GO) Series A
3.000%, 08/01/20	165	168,350
Yosemite Unified School District (GO) (AGM)
4.000%, 08/01/19	395	395,000
Yuba Community College District (GO) Series B
4.000%, 08/01/21	355	376,953
TOTAL MUNICIPAL BONDS		506,805,527

	Shares
TEMPORARY CASH INVESTMENTS — (2.7%)
BlackRock Liquidity Funds California Money Fund Portfolio	14,026,221	14,026,221
TOTAL INVESTMENTS — (100.0%)
(Cost $505,961,861)^^		$520,831,748

Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$506,805,527	—	$506,805,527
Temporary Cash Investments	—	14,026,221	—	14,026,221
TOTAL	—	$520,831,748	—	$520,831,748

DFA NY Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
NEW YORK — (100.0%)
Albany County (GO)
5.000%, 04/01/20	500	$513,500
5.000%, 06/01/21	370	397,265
Ardsley Union Free School District (GO) (ST AID WITHHLDG)
2.250%, 08/15/23	290	303,114
Babylon Union Free School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/20	290	292,781
Bedford Central School District (GO)
3.000%, 07/01/22	500	528,470
Brewster Central School District (GO) (ST AID WITHHLDG)
2.000%, 10/01/19	100	100,184
City of Ithaca (GO) Series A
3.000%, 02/15/21	225	232,367
City of New York (GO)
5.000%, 08/01/19	900	900,000
City of New York (GO) Series
5.000%, 08/01/22	310	345,616
City of New York (GO) Series 1
5.000%, 08/01/19	800	800,000
City of New York (GO) Series A
3.000%, 08/01/19	250	250,000
5.000%, 08/01/20	450	467,861
5.000%, 08/01/23	1,200	1,382,016
5.000%, 08/01/24	620	735,283
5.000%, 08/01/25	220	267,650
City of New York (GO) Series A-1
5.000%, 08/01/19	390	390,000
4.000%, 08/01/20	100	102,980
City of New York (GO) Series B
4.000%, 08/01/19	525	525,000
5.000%, 08/01/19	115	115,000
5.000%, 08/01/19	500	500,000
5.000%, 08/01/20	100	103,969
5.000%, 08/01/21	1,000	1,077,660
City of New York (GO) Series C
5.000%, 08/01/19	360	360,000
5.000%, 08/01/20	200	207,938
5.000%, 08/01/20	100	103,969
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
5.000%, 08/01/20	100	$103,969
5.000%, 08/01/21	300	323,298
City of New York (GO) Series E
5.000%, 08/01/19	1,050	1,050,000
5.000%, 08/01/19	200	200,000
5.000%, 08/01/20	1,000	1,039,690
5.000%, 08/01/21	625	673,537
City of New York (GO) Series F
5.000%, 08/01/21	300	323,298
City of New York (GO) Series F-1
5.000%, 06/01/21	300	321,369
City of New York (GO) Series G
5.000%, 08/01/19	800	800,000
City of New York (GO) Series I-
5.000%, 03/01/22	265	291,315
City of New York (GO) Series J
5.000%, 08/01/19	350	350,000
5.000%, 08/01/19	1,150	1,150,000
City of New York (GO) Series J7
5.000%, 08/01/20	1,000	1,039,690
City of New York (GO) Series K
5.000%, 08/01/19	1,000	1,000,000
City of New York (GO) Series E
5.000%, 08/01/21	350	377,181
City of Rochester (BAN)
3.000%, 08/06/20	1,000	1,018,790
City of Rochester (BAN) Series III
2.000%, 08/08/19	1,400	1,400,154
City of Rochester (GO) Series
5.000%, 02/01/20	200	203,988
4.000%, 02/15/21	1,080	1,129,604
City of Rochester (GO) Series I
4.000%, 10/15/21	675	718,828
Dutchess County (GO)
5.000%, 12/01/19	1,045	1,059,306
Eastport-South Manor Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/01/23	500	554,480

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Eden Central School District (GO) (ST AID WITHHLDG)
5.000%, 06/01/20	660	$682,612
Edgemont Union Free School District at Greenburgh (GO) (ST AID WITHHLDG)
4.000%, 08/15/20	525	541,800
Haverstraw-Stony Point Central School District (GO) (ST AID WITHHLDG)
3.000%, 08/15/22	200	211,108
3.000%, 08/15/23	360	386,024
Herricks Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 06/15/21	150	158,571
Hilton Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/21	450	459,239
Island Park Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 07/15/24	580	662,720
Island Trees Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 05/15/20	1,170	1,208,037
Kenmore-Tonawanda Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/01/20	730	754,637
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/20	510	518,537
Lindenhurst Union Free School District (GO) (ST AID WITHHLDG)
2.250%, 09/01/23	195	203,346
Long Beach City School District (GO) (ST AID WITHHLDG)
3.000%, 05/01/20	160	162,507
Longwood Central School District Suffolk County (GO) (ST AID WITHHLDG)
2.000%, 06/15/21	1,195	1,219,533
Metropolitan Transportation Authority (RB) (ETM) Series A
5.000%, 11/15/21	145	158,317
Metropolitan Transportation Authority (RB) Series A
5.000%, 11/15/21	855	928,393
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Middle Country Central School District (GO) (ST AID WITHHLDG)
2.000%, 08/15/21	500	$510,970
Middle Country Central School District At Centereach (GO) (ST AID WITHHLDG)
3.000%, 01/15/23	725	772,792
Middletown City School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/20	500	504,705
5.000%, 09/15/24	130	154,967
Mount Pleasant Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/20	1,550	1,564,058
Nassau County Interim Finance Authority (RB) Series A
5.000%, 11/15/21	505	551,107
New Hartford Central School District (GO) (AGM ST AID WITHHLDG)
2.125%, 06/15/21	250	255,523
New Rochelle City School District (GO) (ST AID WITHHLDG)
4.000%, 06/01/20	300	307,752
New York State (GO) Series
5.000%, 03/01/23	2,000	2,285,000
New York State (GO) Series A
5.000%, 02/15/21	750	797,400
New York State (GO) Series C
5.000%, 04/15/22	600	665,040
New York State Dormitory Authority (RB) Series
5.000%, 08/15/19	495	495,703
5.000%, 03/15/20	1,000	1,024,440
5.000%, 03/15/21	310	329,660
5.000%, 03/15/22	1,475	1,626,069
5.000%, 03/15/23	650	741,864
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/20	2,290	2,338,479
4.000%, 03/15/20	400	407,440
5.000%, 03/15/20	175	179,331
5.000%, 03/15/20	350	358,554
5.000%, 07/01/20	395	409,927
5.000%, 12/15/20	265	279,268
5.000%, 03/15/21	225	239,456
5.000%, 03/15/21	475	505,125
5.000%, 12/15/21	150	163,817
5.000%, 02/15/22	235	258,136
5.000%, 10/01/22	475	535,035
4.000%, 12/15/22	100	109,674

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
5.000%, 12/15/22	500	$564,875
5.000%, 03/15/23	325	370,932
¤ 5.500%, 07/01/25 (Pre-refunded @ $100, 7/1/20)	900	936,828
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/20	2,690	2,746,947
5.000%, 02/15/22	1,000	1,098,450
5.000%, 02/15/24	455	533,865
New York State Dormitory Authority (RB) Series B-
5.000%, 02/15/25	550	662,425
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/20	300	307,332
5.000%, 03/15/21	1,970	2,094,937
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/24	300	351,999
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/20	1,160	1,188,350
5.000%, 02/15/21	900	954,171
5.000%, 03/15/21	1,000	1,063,420
New York State Urban Development Corp. (RB) (NATL)
5.500%, 03/15/20	750	770,640
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/20	560	573,686
5.000%, 03/15/20	1,550	1,587,882
5.000%, 03/15/21	300	319,026
5.000%, 03/15/22	760	837,208
5.000%, 03/15/25	1,200	1,449,876
New York State Urban Development Corp. (RB) Series A-
5.000%, 03/15/21	800	850,736
New York State Urban Development Corp. (RB) Series A-1
5.000%, 03/15/21	360	382,831
Niagara County (GO)
2.000%, 12/01/21	250	255,203
Niskayuna Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/15/20	555	570,007
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/22	285	294,231
2.000%, 12/15/23	550	572,231
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
North Tonawanda City School District (GO) (ST AID WITHHLDG)
4.000%, 09/15/21	650	$690,079
Oceanside Union Free School District (GO) (ST AID WITHHLDG)
2.500%, 07/01/23	520	544,372
Oneida County (GO)
5.000%, 04/01/20	225	231,044
Onondaga County (GO)
4.000%, 05/01/22	590	638,852
Orange County (GO)
3.000%, 08/15/20	665	679,783
3.000%, 08/15/21	830	865,773
Orange County (GO) Series
5.000%, 03/15/21	325	346,645
Pelham Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 08/15/19	605	605,895
Pittsford Central School District (GO) (ST AID WITHHLDG)
4.000%, 10/01/21	1,225	1,306,720
Port Authority of New York & New Jersey (RB) Series 189
5.000%, 05/01/23	305	350,049
Port Authority of New York & New Jersey (RB) Series 194
5.000%, 10/15/19	790	796,407
Port Washington Union Free School District (GO) (ST AID WITHHLDG)
3.000%, 08/01/21	135	140,571
Red Hook Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/15/20	150	154,004
Riverhead Central School District (GO) (ST AID WITHHLDG)
3.000%, 03/15/22	120	126,037
2.000%, 10/15/22	280	288,921
Sachem Central School District (GO) (ST AID WITHHLDG)
5.000%, 10/15/19	200	201,658
Saranac Lake Central School District (GO) (ST AID WITHHLDG)
3.000%, 06/15/20	1,070	1,089,313

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Schenectady County (GO)
5.000%, 12/15/20	800	$845,208
5.000%, 06/15/25	140	171,646
Schenectady County (GO) Series B
3.000%, 12/15/21	470	491,573
Sewanhaka Central High School District of Elmont (GO) (ST AID WITHHLDG)
3.000%, 07/15/23	590	632,309
Spencerport Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/21	500	510,265
State of New York (GO) Series C
5.000%, 04/15/20	500	514,540
Suffern Central School District (GO) (ST AID WITHHLDG)
5.000%, 10/15/21	215	233,879
Taconic Hills Central School District at Craryville (GO) (ST AID WITHHLDG)
5.000%, 06/15/20	100	103,551
4.000%, 06/15/22	250	270,928
Town of Amherst (BAN)
3.250%, 11/07/19	3,915	3,938,529
Town of Babylon (GO)
3.000%, 07/01/25	375	415,114
Town of Babylon (GO) Series
2.000%, 06/01/20	150	151,437
Town of Bedford (GO) Series A
3.000%, 03/15/21	455	470,698
3.000%, 03/15/25	330	363,238
Town of Brookhaven (GO) Series
3.000%, 03/15/22	650	684,950
Town of Brookhaven (GO) Series A
5.000%, 09/15/20	1,040	1,087,497
5.000%, 09/15/21	1,000	1,086,090
Town of Cheektowaga (GO)
5.000%, 07/15/23	265	306,769
Town of Clarence (GO)
2.000%, 08/01/21	250	255,633
2.250%, 08/01/24	210	220,878
Town of Hempstead (GO) Series B
5.000%, 09/15/20	1,030	1,077,277
5.000%, 09/15/21	2,250	2,444,197
Town of Huntington (GO)
2.000%, 12/01/23	220	229,396
Town of Huntington (GO) Series B
5.000%, 11/01/20	2,280	2,397,694
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Town of Islip (GO) Series
5.000%, 05/15/20	885	$913,771
Town of Islip (GO) Series A
5.000%, 05/01/20	150	154,637
Town of LaGrange (GO)
4.000%, 03/01/20	220	224,017
Town of North Hempstead (GO) Series A
5.000%, 03/15/21	1,075	1,146,595
3.000%, 04/01/24	425	463,237
Triborough Bridge & Tunnel Authority (RB) Series A
5.000%, 11/15/20	165	173,630
5.000%, 01/01/22	190	208,250
Triborough Bridge & Tunnel Authority (RB) Series A-1
5.000%, 11/15/19	300	303,501
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/19	2,215	2,240,849
5.000%, 11/15/20	570	599,811
5.000%, 11/15/22	190	214,649
Triborough Bridge & Tunnel Authority Series B
4.000%, 11/15/20	940	977,168
Tuckahoe Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 07/15/21	230	248,071
Ulster County (GO)
2.000%, 11/15/22	240	246,650
Village of Croton-On-Hudson (GO) Series A
3.000%, 04/01/21	300	310,581
Village of Farmingdale (GO)
3.000%, 07/15/21	215	223,890
Village of Mamaroneck (GO)
5.000%, 08/15/22	1,090	1,226,206
Wantagh Union Free School District (GO) (ST AID WITHHLDG)
2.000%, 11/15/22	250	258,240
Washingtonville Central School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/20	750	776,632
Westchester County (GO) Series
5.000%, 11/15/20	500	526,545
5.000%, 12/01/20	500	527,460
5.000%, 11/15/22	525	594,206
5.000%, 12/01/22	1,000	1,133,550
Westchester County (GO) Series A
5.000%, 01/01/20	1,050	1,067,997
5.000%, 01/15/20	500	509,380

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Yorktown Central School District (GO) (ST AID WITHHLDG)
2.000%, 07/01/21	400	$408,788
TOTAL MUNICIPAL BONDS		117,733,611
TOTAL INVESTMENTS — (100.0%)
(Cost $116,278,932)^^		$117,733,611
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$117,733,611	—	$117,733,611
TOTAL	—	$117,733,611	—	$117,733,611

Dimensional Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	740,540	$8,901,292
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	575,742	5,930,143
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	48,665	1,189,855
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	51,603	1,187,395
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	29,069	637,774
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	16,106	328,237
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	25,104	318,572
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $17,531,171)^^		$18,493,268
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$18,493,268	—	—	$18,493,268
TOTAL	$18,493,268	—	—	$18,493,268

ORGANIZATION
DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2019, the Fund consisted of one hundred and two operational portfolios, (the "Portfolios") all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2005 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio, and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Tax-Managed U.S. Marketwide Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, Tax Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Emerging Markets Sustainability Core 1 Portfolio, Emerging Markets Targeted Value Portfolio, Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large

Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio and Emerging Markets Sustainability Core 1 Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios:
3.    FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4.    FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.
5.    OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6.    COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2019, the DFA Commodity Strategy Portfolio held $351,957,354 in the Subsidiary, representing 21.55% of DFA Commodity Strategy Portfolio’s total assets.
7.    SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At July 31, 2019, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$325,549
U.S. Large Cap Value Portfolio	19,250,259
U.S. Targeted Value Portfolio	10,790,217
U.S. Small Cap Value Portfolio	13,676,515
U.S. Core Equity 1 Portfolio	18,909,603
U.S. Core Equity 2 Portfolio	19,928,973
U.S. Vector Equity Portfolio	3,475,106
U.S. Small Cap Portfolio	16,710,475
U.S. Micro Cap Portfolio	5,524,476
DFA Real Estate Securities Portfolio	7,143,778
Large Cap International Portfolio	4,631,539
International Core Equity Portfolio	28,479,854
International Small Company Portfolio	11,954,762
Global Small Company Portfolio	41,159
Japanese Small Company Portfolio	553,467
Asia Pacific Small Company Portfolio	345,944
United Kingdom Small Company Portfolio	27,212
Continental Small Company Portfolio	648,926
DFA International Real Estate Securities Portfolio	5,838,999
DFA Global Real Estate Securities Portfolio	7,413,057
DFA International Small Cap Value Portfolio	13,839,446
International Vector Equity Portfolio	2,439,196
World ex U.S. Value Portfolio	269,898
World ex U.S. Targeted Value Portfolio	562,205
World ex U.S. Core Equity Portfolio	3,580,938
Selectively Hedged Global Equity Portfolio	345,168
Emerging Markets Portfolio	4,186,312
Emerging Markets Small Cap Portfolio	6,691,621

Federal Tax Cost
Emerging Markets Value Portfolio	$17,136,357
Emerging Markets Core Equity Portfolio	26,073,482
U.S. Large Cap Equity Portfolio	1,251,323
DFA Commodity Strategy Portfolio	2,458,881
DFA One-Year Fixed Income Portfolio	7,692,448
DFA Two-Year Global Fixed Income Portfolio	5,371,410
DFA Selectively Hedged Global Fixed Income Portfolio	1,207,217
DFA Short-Term Government Portfolio	2,376,516
DFA Five-Year Global Fixed Income Portfolio	15,007,791
DFA World ex U.S. Government Fixed Income Portfolio	1,355,229
DFA Intermediate Government Fixed Income Portfolio	5,159,947
DFA Short-Term Extended Quality Portfolio	6,068,505
DFA Intermediate-Term Extended Quality Portfolio	1,757,513
DFA Targeted Credit Portfolio	756,251
DFA Investment Grade Portfolio	9,633,793
DFA Inflation-Protected Securities Portfolio	4,600,453
DFA Short-Term Municipal Bond Portfolio	2,535,421
DFA Intermediate-Term Municipal Bond Portfolio	1,949,127
DFA California Short-Term Municipal Bond Portfolio	1,228,580
DFA California Intermediate-Term Municipal Bond Portfolio	505,962
DFA NY Municipal Bond Portfolio	116,279
Dimensional Retirement Income Fund	17,595
Dimensional 2045 Target Date Retirement Income Fund	66,988
Dimensional 2050 Target Date Retirement Income Fund	54,382
Dimensional 2055 Target Date Retirement Income Fund	27,135
Dimensional 2060 Target Date Retirement Income Fund	18,561
Dimensional 2005 Target Date Retirement Income Fund	6,703
Dimensional 2010 Target Date Retirement Income Fund	18,333
Dimensional 2015 Target Date Retirement Income Fund	46,927
Dimensional 2020 Target Date Retirement Income Fund	106,815
Dimensional 2025 Target Date Retirement Income Fund	144,379
Dimensional 2030 Target Date Retirement Income Fund	138,988
Dimensional 2035 Target Date Retirement Income Fund	111,416
Dimensional 2040 Target Date Retirement Income Fund	93,373
DFA Short-Duration Real Return Portfolio	1,488,995
DFA Municipal Real Return Portfolio	826,753
DFA Municipal Bond Portfolio	487,873
World Core Equity Portfolio	758,685
DFA LTIP Portfolio	200,539
U.S. Social Core Equity 2 Portfolio	923,380
U.S. Sustainability Core 1 Portfolio	1,531,758
International Sustainability Core 1 Portfolio	1,185,844
International Social Core Equity Portfolio	1,168,954
Emerging Markets Social Core Equity Portfolio	1,267,422
Tax-Managed U.S. Marketwide Value Portfolio	2,967,624
Tax-Managed U.S. Equity Portfolio	1,991,618
Tax-Managed U.S. Targeted Value Portfolio	3,517,605
Tax-Managed U.S. Small Cap Portfolio	2,229,218

Federal Tax Cost
T.A. U.S. Core Equity 2 Portfolio	$6,376,698
Tax-Managed DFA International Value Portfolio	3,654,390
T.A. World ex U.S. Core Equity Portfolio	3,418,191
VA U.S. Targeted Value Portfolio	349,100
VA U.S. Large Value Portfolio	450,737
VA International Value Portfolio	324,507
VA International Small Portfolio	249,050
VA Short-Term Fixed Portfolio	319,675
VA Global Bond Portfolio	390,087
VIT Inflation-Protected Securities Portfolio	154,669
DFA VA Global Moderate Allocation Portfolio	112,228
U.S. Large Cap Growth Portfolio	1,529,558
U.S. Small Cap Growth Portfolio	587,383
International Large Cap Growth Portfolio	332,972
International Small Cap Growth Portfolio	190,202
DFA Social Fixed Income Portfolio	281,083
DFA Diversified Fixed Income Portfolio	983,406
U.S. High Relative Profitability Portfolio	1,291,142
International High Relative Profitability Portfolio	547,726
VA Equity Allocation Portfolio	60,306
DFA MN Municipal Bond Portfolio	69,998
DFA California Municipal Real Return Portfolio	131,247
DFA Global Core Plus Fixed Income Portfolio	1,274,843
Emerging Markets Sustainability Core 1 Portfolio	245,333
Emerging Markets Targeted Value Portfolio	114,419
DFA Global Sustainability Fixed Income Portfolio	302,344

RECENTLY ISSUED ACCOUNTING STANDARDS
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.
In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2019. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolios’ financial statements.
In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolios’ adoption of these amendments, effective with the financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolios’ net assets or results of operations.

OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.
On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”) and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims were preempted by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the Supreme Court ), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. The Second Circuit’s review is pending.
On January 6, 2017, the Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee has advised that he intends to appeal the dismissal order to the Second Circuit. The Trustee also moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision.
Litigation counsel to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio arising from the Lawsuits. Until The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio at this time.
The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio also cannot quantify the cost of the Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio, with no adjustment relating to the Lawsuits. The attorneys’ fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series,

The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series , The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.